Schedule of Investments
California Municipal Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0.01% Shares Held Value (000's)
Exchange-Traded Funds - 0.01%
Invesco California AMT-Free Municipal Bond ETF 500 $ 12
iShares California Muni Bond ETF 702 40
$ 52
TOTAL INVESTMENT COMPANIES $ 52
MUNICIPAL BONDS - 102.87%
Principal
Amount (000's) Value (000's)
California - 96.98%
Alameda Community Improvement Commission
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 09/01/2031
(a)
$ 1,000 $ 1,004
Alameda Corridor Transportation Authority
0.00%, 10/01/2047
(b)
1,750 1,018
5.00%, 10/01/2035 5,270 5,365
Alameda Corridor Transportation Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 10/01/2043
(a)
1,000 1,101
Alameda Unified School District-Alameda County/
CA
5.00%, 08/01/2032 1,795 1,813
Bay Area Toll Authority
5.00%, 04/01/2044 1,000 1,086
5.00%, 04/01/2045 1,000 1,083
Beverly Hills Unified School District CA
3.00%, 08/01/2044 2,230 1,862
Burbank-Glendale-Pasadena Airport Authority Brick
Campaign
5.25%, 07/01/2040 1,435 1,558
California Community Choice Financing Authority
4.00%, 02/01/2052
(c)
2,275 2,265
4.00%, 10/01/2052
(c)
1,115 1,118
4.00%, 05/01/2053
(c)
3,150 3,149
5.00%, 02/01/2054
(c)
5,000 5,284
5.00%, 05/01/2054
(c)
5,000 5,331
5.00%, 02/01/2055
(c)
5,000 5,357
California County Tobacco Securitization Agency
4.00%, 06/01/2049 1,485 1,361
California Educational Facilities Authority
5.00%, 10/01/2036 1,000 1,009
5.00%, 05/01/2045 2,000 2,365
5.00%, 10/01/2045 1,000 1,006
5.00%, 06/01/2046 6,195 7,312
5.00%, 05/01/2049 9,460 11,096
5.25%, 04/01/2040 5,000 6,147
California Health Facilities Financing Authority
5.00%, 08/15/2031 2,700 2,782
5.00%, 02/01/2035 2,000 2,001
5.00%, 06/01/2041
(c)
10,000 10,875
5.00%, 11/01/2047 2,000 2,255
5.00%, 11/15/2048 2,785 2,842
5.00%, 12/01/2054 2,000 2,107
5.25%, 12/01/2043 2,155 2,317
California Housing Finance Agency
3.50%, 11/20/2035 9,319 8,906
4.25%, 01/15/2035 8,219 8,410
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(a)
5,195 5,131
California Infrastructure & Economic Development
Bank
5.00%, 08/01/2038 1,175 1,244
5.00%, 08/01/2039 1,130 1,192
8.00%, 01/01/2050
(c),(d)
13,000 13,388
California Municipal Finance Authority
2.40%, 10/01/2044
(c)
4,000 3,753
4.00%, 07/15/2029 7,360 7,309
4.00%, 10/01/2039 2,150 2,063
4.38%, 09/01/2053
(c)
1,700 1,746
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Municipal Finance Authority
(continued)
4.80%, 11/01/2041
(c)
$ 5,085 $ 5,089
5.00%, 05/15/2033 1,000 1,051
5.00%, 05/15/2034 1,000 1,048
5.00%, 12/31/2034 7,550 7,766
5.00%, 12/31/2036 8,000 8,200
5.00%, 05/15/2038 2,000 2,079
5.00%, 10/01/2044 1,000 1,006
5.00%, 04/01/2049 1,725 1,802
5.00%, 04/01/2054 1,940 2,014
5.25%, 11/01/2036 2,100 2,123
California Municipal Finance Authority (credit
support from Build America Mutual Assurance
Corp )
5.00%, 05/15/2043
(a)
600 625
5.00%, 05/15/2044
(a)
5,000 5,196
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(a)
10,000 10,646
California Municipal Finance Authority (credit
support from Fannie Mae Collateral )
4.45%, 12/01/2042
(a)
4,900 4,916
California Pollution Control Financing Authority
3.00%, 11/01/2025 11,380 11,306
3.38%, 07/01/2025 2,000 1,996
4.25%, 12/01/2027
(c)
1,200 1,214
4.30%, 07/01/2040 3,600 3,600
5.00%, 07/01/2029
(d)
1,000 1,032
5.00%, 07/01/2029
(d)
1,000 1,051
5.00%, 07/01/2030
(d)
2,000 2,007
5.00%, 07/01/2030
(d)
565 600
5.00%, 07/01/2031
(d)
1,000 1,070
5.00%, 07/01/2037
(d)
11,000 11,019
5.00%, 07/01/2039
(d)
8,500 8,745
5.00%, 11/21/2045
(d)
2,500 2,542
California Public Finance Authority
6.38%, 06/01/2059
(d)
12,000 11,672
6.50%, 06/01/2054
(d)
5,020 5,002
California School Finance Authority
5.00%, 07/01/2035
(d)
1,925 1,932
5.00%, 08/01/2038
(d)
1,000 1,023
California State University
5.00%, 11/01/2037 2,000 2,081
California Statewide Communities Development
Authority
3.00%, 06/01/2029
(d)
650 616
4.00%, 09/02/2029 1,000 1,010
4.00%, 07/01/2048 1,800 1,748
5.00%, 10/01/2028 1,875 1,891
5.00%, 11/01/2032
(d)
1,135 1,155
5.00%, 06/01/2034
(d)
375 386
5.00%, 09/02/2034 1,000 1,043
5.00%, 12/01/2036
(d)
5,000 5,066
5.00%, 09/02/2038 3,000 3,098
5.00%, 06/01/2039
(d)
475 481
5.00%, 09/02/2039 945 980
5.00%, 09/02/2039 900 941
5.00%, 09/02/2039 745 766
5.00%, 05/15/2040 3,840 3,885
5.00%, 09/02/2040 1,000 1,040
5.00%, 12/01/2041
(d)
4,040 4,074
5.00%, 09/02/2044 1,425 1,454
5.00%, 09/02/2048 940 959
5.00%, 09/02/2049 600 611
5.00%, 06/01/2051
(d)
1,950 1,906
5.25%, 12/01/2034 3,500 3,502

Schedule of Investments
California Municipal Fund
January 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
California Statewide Communities Development
Authority   (continued)
5.25%, 12/01/2038
(d)
$ 1,000 $ 1,035
5.25%, 12/01/2043
(d)
3,825 3,917
5.25%, 12/01/2044 1,370 1,526
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
4.00%, 05/15/2036
(a)
3,000 3,028
California Statewide Financing Authority
6.00%, 05/01/2043 2,050 2,056
6.00%, 05/01/2043 1,550 1,585
Chino Valley Unified School District
5.00%, 08/01/2055
(e)
6,570 6,881
5.25%, 08/01/2047 2,000 2,070
City of Compton CA Water Revenue
6.00%, 08/01/2039 1,250 1,276
City of Irvine CA
4.00%, 09/02/2038 1,000 1,006
City of Long Beach CA Airport System
Revenue (credit support from Assured Guaranty
Municipal Corp )
5.25%, 06/01/2047
(a)
3,600 3,796
City of Los Angeles Department of Airports
3.25%, 05/15/2049 720 550
5.00%, 05/15/2026 415 425
5.00%, 05/15/2028
(e)
2,760 2,895
5.00%, 05/15/2029 1,875 1,990
5.00%, 05/15/2036 1,500 1,504
5.00%, 05/15/2036 5,000 5,221
5.00%, 05/15/2037
(e)
4,225 4,491
5.00%, 05/15/2042
(e)
3,500 3,545
5.00%, 05/15/2044
(e)
3,100 3,141
5.00%, 05/15/2044
(e)
4,090 4,187
5.50%, 05/15/2040
(e)
5,000 5,437
Coachella Valley Unified School District/CA (credit
support from Assured Guaranty Municipal Corp )
0.00%, 08/01/2039
(a),(b)
4,000 2,246
Compton Public Finance Authority
4.50%, 09/01/2032
(d)
8,000 8,001
County of Sacramento CA Airport System Revenue
5.00%, 07/01/2036 1,350 1,381
5.00%, 07/01/2037 2,000 2,057
5.25%, 07/01/2049 3,000 3,326
5.25%, 07/01/2054 7,000 7,701
East Bay Municipal Utility District Water System
Revenue
3.00%, 06/01/2037 10 9
Escondido Union High School District
0.00%, 08/01/2041
(b)
1,000 497
Foothill-Eastern Transportation Corridor Agency
4.00%, 01/15/2046 6,000 5,856
Golden State Tobacco Securitization Corp
5.00%, 06/01/2026 1,000 1,032
5.00%, 06/01/2028 5,000 5,280
5.00%, 06/01/2051 5,035 5,201
Indio Redevelopment Agency Successor Agency
5.63%, 08/15/2035 295 296
Inland Valley Development Agency
5.25%, 09/01/2037 1,000 1,008
La Verne Public Financing Authority
7.25%, 09/01/2026 200 201
Long Beach Bond Finance Authority
5.00%, 11/15/2035 3,485 3,804
5.50%, 11/15/2030 1,010 1,099
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Los Angeles County Metropolitan Transportation
Authority Sales Tax Revenue
5.00%, 07/01/2038 $ 1,695 $ 1,882
5.00%, 07/01/2038 960 1,099
Los Angeles County Public Works Financing
Authority
5.00%, 12/01/2033 2,000 2,029
Los Angeles County Sanitation Districts Financing
Authority
5.00%, 10/01/2035 4,500 4,544
Los Angeles Department of Water & Power
3.80%, 07/01/2047
(c)
2,000 2,000
4.00%, 07/01/2051
(c)
1,380 1,380
4.00%, 07/01/2057
(c)
2,885 2,885
4.10%, 07/01/2034
(c)
2,430 2,430
4.25%, 07/01/2055
(c)
6,000 6,000
4.40%, 07/01/2034
(c)
1,000 1,000
5.00%, 07/01/2026 1,000 1,019
5.00%, 07/01/2029 520 554
5.00%, 07/01/2042
(e)
5,500 5,796
Los Angeles Department of Water & Power Water
System Revenue
4.10%, 07/01/2045
(c)
2,625 2,625
4.15%, 07/01/2035
(c)
3,500 3,500
Los Angeles Unified School District/CA
5.00%, 07/01/2033 5,000 5,766
5.25%, 07/01/2042 9,050 9,454
Merced Union High School District
0.00%, 08/01/2032
(b)
3,380 2,627
Metropolitan Water District of Southern California
5.00%, 07/01/2040 5,000 5,448
5.00%, 04/01/2054 1,000 1,084
M-S-R Energy Authority
6.13%, 11/01/2029 1,790 1,902
Norco Community Redevelopment Agency
Successor Agency (credit support from Build
America Mutual Assurance Corp )
5.00%, 03/01/2032
(a)
1,000 1,002
Norman Y Mineta San Jose International Airport
SJC
5.00%, 03/01/2047 6,000 6,035
5.00%, 03/01/2047 1,500 1,532
Nuveen California AMT-Free Quality Municipal
Income Fund
2.70%, 10/01/2047
(c),(d)
1,800 1,800
Oakland Unified School District/Alameda County
5.00%, 08/01/2040 3,400 3,441
Port Commission of the City & County of San
Francisco
4.00%, 03/01/2035 1,000 991
Port of Los Angeles
5.00%, 08/01/2025 1,210 1,220
5.00%, 08/01/2033 500 552
5.00%, 08/01/2034 3,465 3,847
5.00%, 08/01/2036 500 549
Poway Unified School District
0.00%, 08/01/2036
(b)
4,000 2,637
Regents of the University of California Medical
Center Pooled Revenue
5.00%, 05/15/2035 4,540 4,643
Rialto Redevelopment Agency
5.00%, 09/01/2037 1,000 1,046
Richmond Joint Powers Financing Authority (credit
support from Assured Guaranty Municipal Corp )
5.00%, 11/01/2035
(a)
1,180 1,264
5.00%, 11/01/2037
(a)
3,660 3,889

Schedule of Investments
California Municipal Fund
January 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Riverside County Public Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 10/01/2029
(a)
$ 1,500 $ 1,518
Riverside County Transportation Commission
4.00%, 06/01/2037 1,875 1,906
4.00%, 06/01/2046 3,460 3,415
Sacramento Area Flood Control Agency
5.00%, 10/01/2033 2,000 2,066
Sacramento Municipal Utility District
5.00%, 11/15/2045 1,000 1,106
San Diego Association of Governments South Bay
Expressway Revenue
5.00%, 07/01/2036 1,500 1,559
5.00%, 07/01/2037 2,300 2,386
San Diego County Regional Airport Authority
4.00%, 07/01/2038 10,815 10,980
5.00%, 07/01/2039 2,000 2,143
5.00%, 07/01/2042 5,030 5,083
San Diego Housing Authority Inc (credit support
from Federal Home Loan Mortgage Corporation
Collateral HUD Section 8 )
4.20%, 06/01/2040
(a)
3,205 3,209
San Francisco Bay Area Rapid Transit District Sales
Tax Revenue
4.00%, 07/01/2039 2,075 2,095
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2031 1,000 1,025
5.00%, 05/01/2035 1,000 1,046
5.00%, 05/01/2036 3,000 3,131
5.50%, 05/01/2043 4,000 4,382
San Luis Obispo County Financing
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 08/01/2030
(a)
1,000 1,002
San Luis Obispo County Financing
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 09/01/2037
(a)
1,000 1,009
San Ramon Valley Fire Protection District
4.00%, 08/01/2050 680 667
Santa Monica-Malibu Unified School District
4.00%, 08/01/2041 2,340 2,352
4.00%, 08/01/2042 2,000 2,030
Southern California Public Power Authority
5.00%, 11/01/2028 2,150 2,226
5.00%, 11/01/2029 2,725 2,842
5.00%, 07/01/2049 1,000 1,050
5.25%, 07/01/2049 1,000 1,071
State of California
5.00%, 09/01/2028 5,075 5,460
5.00%, 09/01/2034 5,000 5,151
State of California (credit support from Assured
Guaranty Municipal Corp )
5.25%, 08/01/2032
(a)
5,000 5,716
Tobacco Securitization Authority of Southern
California
5.00%, 06/01/2035 1,500 1,578
5.00%, 06/01/2048 5,000 5,095
Travis Unified School District (credit support from
Assured Guaranty Municipal Corp )
5.00%, 09/01/2029
(a)
1,000 1,014
University of California
4.00%, 05/15/2037 3,365 3,511
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
Woodland-Davis Clean Water Agency (credit
support from Assured Guaranty Municipal Corp )
5.00%, 03/01/2039
(a)
$ 1,500 $ 1,523
$ 605,452
Guam - 1.45%
Guam Government Waterworks Authority
5.00%, 07/01/2040 7,890 8,033
Port Authority of Guam
5.00%, 07/01/2048 1,000 1,005
$ 9,038
Puerto Rico - 3.74%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(b)
526 367
0.00%, 11/01/2043
(b),(c)
1,685 1,057
4.00%, 07/01/2037 316 308
4.00%, 07/01/2041 429 405
4.00%, 07/01/2046 446 401
5.38%, 07/01/2025 227 229
5.63%, 07/01/2027 451 471
5.63%, 07/01/2029 444 476
5.75%, 07/01/2031 431 478
Puerto Rico Industrial Tourist Educational Medical
& Environmental Control Facilities Financing
Authority
6.50%, 01/01/2041 3,420 4,042
6.50%, 01/01/2042 3,250 3,825
6.75%, 01/01/2045 4,585 5,425
6.75%, 01/01/2046 2,500 2,957
Puerto Rico Sales Tax Financing Corp Sales Tax
Revenue
4.50%, 07/01/2034 2,888 2,895
$ 23,336
Virgin Islands - 0.70%
Matching Fund Special Purpose Securitization Corp
5.00%, 10/01/2039 4,250 4,390
TOTAL MUNICIPAL BONDS $ 642,216
Total Investments $ 642,268
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (3.80)%
Notes with interest rates of 2.26% - 3.5% at January
31, 2025 and contractual maturities of collateral of
2027-2030.
(f)
$ (23,715) (23,715)
Total Net Investments $ 618,553
Other Assets and Liabilities -  0.92% 5,740
TOTAL NET ASSETS - 100.00% $ 624,293
(a) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b) Non-income producing security
(c) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $89,520 or 14.34% of net assets.
(e) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2025.

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .74 % Shares Held Value (000's)
Money Market Funds - 0 .74%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
850,622 $ 851
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
78,268,417 78,268
$ 79,119
TOTAL INVESTMENT COMPANIES $ 79,119
COMMON STOCKS - 0 .17 % Shares Held Value (000's)
Transportation - 0 .17%
Trailer Bridge Inc
(d),(e),(f)
178,279 $ 17,915
TOTAL COMMON STOCKS $ 17,915
BONDS - 53 .48%
Principal
Amount (000's) Value (000's)
Airlines - 1 .15%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(g)
$ 20,593 $ 20,439
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(g)
24,002 23,553
Delta Air Lines Inc / SkyMiles IP Ltd
4.75%, 10/20/2028
(g)
24,492 24,338
United Airlines 2013-1 Class A Pass Through Trust
4.30%, 02/15/2027 4,848 4,823
United Airlines 2019-2 Class AA Pass Through
Trust
2.70%, 11/01/2033 7,042 6,239
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 42,000 42,490
$ 121,882
Apparel - 0 .13%
Under Armour Inc
3.25%, 06/15/2026 14,750 14,318
Automobile Asset Backed Securities - 1 .99%
BMW Vehicle Owner Trust 2023-A
4.78%, 04/27/2026 1,872 1,872
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.43%
BMW Vehicle Owner Trust 2024-A
4.69%, 02/25/2027 27,096 27,099
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.34%
Carvana Auto Receivables Trust 2021-P4
1.31%, 01/11/2027 3,698 3,671
Ford Credit Auto Owner Trust 2024-A
4.76%, 01/15/2027 26,922 26,931
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.36%
Ford Credit Floorplan Master Owner Trust A
5.66%, 05/15/2028
(g)
20,000 20,208
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.25%
GM Financial Consumer Automobile Receivables
Trust 2023-4
4.93%, 11/16/2026 16,263 16,275
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.53%
Nissan Master Owner Trust Receivables
5.08%, 02/15/2028
(g)
38,000 38,095
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.67%
Tesla Electric Vehicle Trust 2023-1
4.89%, 12/21/2026
(g)
20,193 20,202
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.52%
Toyota Auto Receivables 2023-C Owner Trust
4.81%, 08/17/2026 7,491 7,495
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Toyota Auto Receivables 2024-A Owner Trust
4.76%, 12/15/2026 $ 12,536 $ 12,540
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.35%
Toyota Auto Receivables 2024-C Owner Trust
5.16%, 05/17/2027 37,366 37,490
$ 211,878
Automobile Manufacturers - 1 .02%
American Honda Finance Corp
2.30%, 09/09/2026 7,000 6,754
4.40%, 10/05/2026 30,000 29,906
4.75%, 01/12/2026 9,000 9,019
4.90%, 07/09/2027 15,000 15,083
5.80%, 10/03/2025 47,000 47,399
$ 108,161
Banks - 7 .35%
Bank of America Corp
3.19%, 07/23/2030
(h)
8,000 7,412
CME Term Secured Overnight Financing
Rate 3 Month + 1.44%
3.88%, 08/01/2025 10,000 9,972
3.97%, 02/07/2030
(h)
8,000 7,698
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.98%, 01/24/2029
(h)
29,000 29,066
Secured Overnight Financing Rate + 0.83%
5.08%, 01/20/2027
(h)
20,000 20,060
Secured Overnight Financing Rate + 1.29%
Bank of New York Mellon Corp/The
1.65%, 01/28/2031 10,000 8,357
2.80%, 05/04/2026 8,000 7,845
3.00%, 10/30/2028 9,000 8,461
Citibank NA
4.88%, 11/19/2027
(h)
24,000 24,056
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
2.98%, 11/05/2030
(h)
51,000 46,335
Secured Overnight Financing Rate + 1.42%
3.88%, 03/26/2025 23,000 22,975
4.45%, 09/29/2027 8,000 7,911
Cullen/Frost Bankers Inc
4.50%, 03/17/2027 11,000 10,782
Goldman Sachs Group Inc/The
1.99%, 01/27/2032
(h)
15,000 12,507
Secured Overnight Financing Rate + 1.09%
3.50%, 11/16/2026 21,000 20,589
3.81%, 04/23/2029
(h),(i)
13,000 12,565
CME Term Secured Overnight Financing
Rate 3 Month + 1.42%
4.25%, 10/21/2025 23,500 23,413
5.54%, 01/28/2036
(h)
23,000 22,982
Secured Overnight Financing Rate + 1.38%
JPMorgan Chase & Co
1.05%, 11/19/2026
(h)
9,000 8,743
Secured Overnight Financing Rate + 0.80%
2.53%, 11/19/2041
(h)
9,000 6,140
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.74%, 10/15/2030
(h)
47,000 42,544
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
3.90%, 07/15/2025 8,000 7,981
4.92%, 01/24/2029
(h)
28,000 28,031
Secured Overnight Financing Rate + 0.80%

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley
1.79%, 02/13/2032
(h)
$ 10,000 $ 8,238
Secured Overnight Financing Rate + 1.03%
1.93%, 04/28/2032
(h)
6,250 5,154
Secured Overnight Financing Rate + 1.02%
2.70%, 01/22/2031
(h),(i)
38,000 33,968
Secured Overnight Financing Rate + 1.14%
3.95%, 04/23/2027 10,000 9,830
4.00%, 07/23/2025 5,000 4,989
5.12%, 02/01/2029
(h)
18,000 18,104
Secured Overnight Financing Rate + 1.73%
6.25%, 08/09/2026 4,000 4,094
Morgan Stanley Bank NA
4.45%, 10/15/2027
(h)
25,000 24,880
Secured Overnight Financing Rate + 0.68%
PNC Bank NA
2.70%, 10/22/2029 53,000 47,824
2.95%, 02/23/2025 10,000 9,990
3.10%, 10/25/2027 4,750 4,565
4.78%, 01/15/2027
(h)
25,000 25,009
Secured Overnight Financing Rate + 0.50%
PNC Financial Services Group Inc/The
2.31%, 04/23/2032
(h)
15,000 12,738
Secured Overnight Financing Rate + 0.98%
Truist Bank
3.30%, 05/15/2026 5,000 4,904
4.63%, 09/17/2029
(h)
52,000 50,749
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.15%
Truist Financial Corp
1.27%, 03/02/2027
(h)
5,500 5,295
Secured Overnight Financing Rate + 0.61%
US Bancorp
2.49%, 11/03/2036
(h)
29,000 23,618
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 6,000 5,512
3.15%, 04/27/2027 3,800 3,686
3.90%, 04/26/2028 5,000 4,864
4.84%, 02/01/2034
(h)
25,000 23,992
Secured Overnight Financing Rate + 1.60%
Wells Fargo & Co
2.88%, 10/30/2030
(h),(i)
32,000 29,041
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
4.90%, 01/24/2028
(h)
23,500 23,510
Secured Overnight Financing Rate + 0.78%
$ 780,979
Beverages - 0 .78%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
4.70%, 02/01/2036 34,000 32,147
Anheuser-Busch InBev Worldwide Inc
4.90%, 01/23/2031 21,000 21,063
5.00%, 06/15/2034 30,000 29,581
$ 82,791
Biotechnology - 2 .29%
Amgen Inc
1.65%, 08/15/2028 20,000 17,988
2.20%, 02/21/2027 11,500 10,945
2.45%, 02/21/2030
(i)
40,000 35,577
5.25%, 03/02/2033
(i)
19,000 18,935
Biogen Inc
2.25%, 05/01/2030 65,000 56,607
Gilead Sciences Inc
1.20%, 10/01/2027
(i)
19,000 17,401
2.60%, 10/01/2040 19,000 13,245
3.50%, 02/01/2025 10,000 10,000
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc (continued)
3.65%, 03/01/2026 $ 21,000 $ 20,813
4.80%, 11/15/2029 20,000 19,971
5.25%, 10/15/2033 22,000 22,123
$ 243,605
Chemicals - 0 .73%
Air Liquide Finance SA
2.25%, 09/10/2029
(g)
24,000 21,516
Westlake Corp
2.88%, 08/15/2041 15,000 10,075
3.38%, 06/15/2030 4,500 4,132
3.60%, 08/15/2026 43,000 42,215
$ 77,938
Commercial Services - 0 .82%
ERAC USA Finance LLC
4.60%, 05/01/2028
(g)
38,500 38,346
5.00%, 02/15/2029
(g)
9,500 9,541
7.00%, 10/15/2037
(g)
13,000 14,685
United Rentals North America Inc
6.00%, 12/15/2029
(g)
24,000 24,390
$ 86,962
Computers - 0 .97%
Apple Inc
1.13%, 05/11/2025 10,000 9,910
2.05%, 09/11/2026 30,000 28,950
2.38%, 02/08/2041 20,000 13,805
3.20%, 05/11/2027 13,000 12,678
3.25%, 02/23/2026 13,000 12,861
4.15%, 05/10/2030
(i)
24,500 24,343
$ 102,547
Diversified Financial Services - 1 .05%
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(g)
22,000 22,059
6.25%, 01/15/2030
(g)
27,000 27,007
Jefferies Financial Group Inc
2.63%, 10/15/2031 30,000 25,416
2.75%, 10/15/2032 8,000 6,574
4.15%, 01/23/2030 19,000 18,151
4.85%, 01/15/2027 1,750 1,752
6.25%, 01/15/2036 10,325 10,550
$ 111,509
Electric - 9 .26%
AEP Transmission Co LLC
3.15%, 09/15/2049 24,000 15,796
5.40%, 03/15/2053 23,000 21,866
Alabama Power Co
1.45%, 09/15/2030
(i)
25,000 20,816
3.13%, 07/15/2051 19,000 12,404
3.45%, 10/01/2049 42,000 29,424
Alliant Energy Finance LLC
1.40%, 03/15/2026
(g)
4,500 4,316
5.95%, 03/30/2029
(g)
10,000 10,256
American Electric Power Co Inc
1.00%, 11/01/2025 11,450 11,136
Berkshire Hathaway Energy Co
2.85%, 05/15/2051 23,000 13,975
4.05%, 04/15/2025 10,000 9,986
Black Hills Corp
2.50%, 06/15/2030 15,000 13,139
3.05%, 10/15/2029 39,500 36,191
3.15%, 01/15/2027 7,500 7,262
4.35%, 05/01/2033 8,000 7,398
Dayton Power & Light Co/The
3.95%, 06/15/2049 14,000 10,376
Entergy Corp
2.40%, 06/15/2031 24,000 20,357

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Entergy Louisiana LLC
2.90%, 03/15/2051 $ 18,500 $ 11,378
3.25%, 04/01/2028 12,000 11,462
4.20%, 09/01/2048 31,000 24,477
FirstEnergy Pennsylvania Electric Co
4.30%, 01/15/2029
(g)
14,000 13,651
FirstEnergy Transmission LLC
2.87%, 09/15/2028
(g)
25,000 23,322
Florida Power & Light Co
2.85%, 04/01/2025 3,000 2,992
2.88%, 12/04/2051 20,000 12,445
3.15%, 10/01/2049 25,000 16,722
5.05%, 04/01/2028 14,500 14,657
5.15%, 06/15/2029 20,000 20,288
Indianapolis Power & Light Co
5.70%, 04/01/2054
(g)
15,500 15,154
Interstate Power and Light Co
2.30%, 06/01/2030 9,500 8,260
3.50%, 09/30/2049 66,000 45,983
Louisville Gas and Electric Co
3.30%, 10/01/2025 3,000 2,974
Monongahela Power Co
3.55%, 05/15/2027
(g)
20,000 19,478
5.85%, 02/15/2034
(g)
10,500 10,730
Nevada Power Co
2.40%, 05/01/2030 20,500 18,094
NextEra Energy Capital Holdings Inc
2.75%, 11/01/2029 51,000 46,277
Northern States Power Co/MN
2.90%, 03/01/2050 18,500 11,759
5.10%, 05/15/2053 28,500 26,157
Oncor Electric Delivery Co LLC
0.55%, 10/01/2025 13,000 12,667
2.70%, 11/15/2051 15,000 8,822
2.95%, 04/01/2025
(i)
7,000 6,982
3.10%, 09/15/2049 33,500 21,889
4.10%, 11/15/2048 5,000 3,930
5.65%, 11/15/2033 24,000 24,596
5.75%, 03/15/2029 21,000 21,700
PacifiCorp
5.25%, 06/15/2035 5,750 5,658
5.35%, 12/01/2053 34,000 30,736
6.25%, 10/15/2037 2,500 2,601
PPL Electric Utilities Corp
3.00%, 10/01/2049 17,000 11,100
4.85%, 02/15/2034 19,000 18,551
5.25%, 05/15/2053 52,000 49,255
Public Service Co of Colorado
1.88%, 06/15/2031 11,500 9,515
3.20%, 03/01/2050 15,000 9,823
Solar Star Funding LLC
3.95%, 06/30/2035
(g)
4,604 4,148
5.38%, 06/30/2035
(g)
16,679 16,678
Southwestern Electric Power Co
1.65%, 03/15/2026 24,000 23,185
2.75%, 10/01/2026 10,000 9,664
3.85%, 02/01/2048 12,500 9,011
Tucson Electric Power Co
3.25%, 05/01/2051 18,000 11,736
4.85%, 12/01/2048 7,000 6,058
Wisconsin Power and Light Co
5.38%, 03/30/2034 19,000 18,944
Xcel Energy Inc
2.60%, 12/01/2029 32,000 28,574
3.50%, 12/01/2049 24,000 16,395
$ 983,176
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0 .41%
Keysight Technologies Inc
3.00%, 10/30/2029 $ 48,000 $ 43,938
Environmental Control - 0 .71%
Republic Services Inc
1.75%, 02/15/2032
(i)
29,500 23,845
2.30%, 03/01/2030 16,500 14,590
3.20%, 03/15/2025 13,000 12,976
4.88%, 04/01/2029 23,500 23,533
$ 74,944
Food - 0 .19%
Kraft Heinz Foods Co
3.75%, 04/01/2030 21,000 19,883
Gas - 0 .74%
NiSource Inc
2.95%, 09/01/2029 29,000 26,634
3.60%, 05/01/2030 14,000 13,111
5.35%, 04/01/2034 39,000 38,729
$ 78,474
Healthcare - Services - 1 .31%
HCA Inc
4.13%, 06/15/2029 14,000 13,425
5.60%, 04/01/2034
(i)
37,000 36,673
5.63%, 09/01/2028 2,000 2,031
7.50%, 11/06/2033 1,950 2,160
UnitedHealth Group Inc
2.00%, 05/15/2030 9,000 7,797
2.88%, 08/15/2029 15,000 13,861
3.50%, 08/15/2039 14,000 11,144
4.70%, 04/15/2029 28,500 28,435
4.75%, 07/15/2026 24,000 24,111
$ 139,637
Insurance - 2 .16%
Berkshire Hathaway Finance Corp
1.45%, 10/15/2030 36,500 30,750
1.85%, 03/12/2030 8,000 7,008
2.50%, 01/15/2051 12,500 7,270
2.85%, 10/15/2050 30,500 19,063
Fidelity National Financial Inc
3.40%, 06/15/2030 32,000 29,130
4.50%, 08/15/2028 39,500 38,823
First American Financial Corp
2.40%, 08/15/2031 22,000 18,218
4.00%, 05/15/2030
(i)
28,000 26,138
5.45%, 09/30/2034 30,000 28,824
Prudential Financial Inc
2.10%, 03/10/2030
(i)
23,000 20,273
3.88%, 03/27/2028 4,550 4,439
$ 229,936
Internet - 0 .51%
Amazon.com Inc
2.88%, 05/12/2041 20,000 14,735
3.95%, 04/13/2052 10,000 7,897
4.05%, 08/22/2047 38,000 31,326
$ 53,958
Lodging - 0 .98%
Choice Hotels International Inc
3.70%, 12/01/2029 42,000 39,146
3.70%, 01/15/2031 11,000 9,974
Marriott International Inc/MD
2.75%, 10/15/2033 36,000 29,571
Travel + Leisure Co
4.50%, 12/01/2029
(g)
26,500 25,106
$ 103,797

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1 .73%
Comcast Corp
2.65%, 02/01/2030
(i)
$ 33,000 $ 29,713
3.30%, 02/01/2027 10,000 9,765
3.95%, 10/15/2025 15,000 14,942
4.25%, 10/15/2030 4,500 4,348
4.65%, 02/15/2033 30,000 28,920
6.45%, 03/15/2037 1,800 1,929
Discovery Communications LLC
3.63%, 05/15/2030 9,000 8,046
4.13%, 05/15/2029 22,000 20,601
5.30%, 05/15/2049 13,000 9,862
Time Warner Cable LLC
6.55%, 05/01/2037 7,400 7,280
6.75%, 06/15/2039 6,000 6,002
7.30%, 07/01/2038 7,750 8,083
Walt Disney Co/The
2.00%, 09/01/2029 28,000 24,957
6.40%, 12/15/2035 8,900 9,758
$ 184,206
Oil & Gas - 1 .36%
BP Capital Markets America Inc
3.12%, 05/04/2026 10,000 9,837
3.41%, 02/11/2026 13,000 12,864
3.94%, 09/21/2028 13,000 12,647
4.70%, 04/10/2029 39,000 38,893
4.87%, 11/25/2029 24,000 24,020
Canadian Natural Resources Ltd
2.05%, 07/15/2025 9,000 8,891
5.00%, 12/15/2029
(g)
14,500 14,328
Marathon Petroleum Corp
5.13%, 12/15/2026 8,500 8,547
Phillips 66
1.30%, 02/15/2026 11,500 11,115
Suncor Energy Inc
4.00%, 11/15/2047 4,500 3,334
$ 144,476
Oil & Gas Services - 0 .31%
Schlumberger Holdings Corp
4.00%, 12/21/2025
(g)
33,000 32,841
Other Asset Backed Securities - 0 .68%
PFS Financing Corp
5.26%, 01/15/2028
(g)
28,000 28,105
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
Verizon Master Trust
5.21%, 06/20/2029 43,500 43,785
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.85%
$ 71,890
Packaging & Containers - 0 .09%
Sealed Air Corp
5.50%, 09/15/2025
(g)
2,000 1,996
6.88%, 07/15/2033
(g)
6,900 7,249
$ 9,245
Pharmaceuticals - 1 .74%
AbbVie Inc
5.05%, 03/15/2034 60,000 59,521
Bristol-Myers Squibb Co
1.13%, 11/13/2027 12,500 11,438
1.45%, 11/13/2030 10,000 8,329
3.20%, 06/15/2026 13,124 12,916
3.40%, 07/26/2029 8,346 7,894
3.90%, 02/20/2028 10,500 10,309
5.90%, 11/15/2033
(i)
20,000 21,027
CVS Health Corp
1.30%, 08/21/2027 14,000 12,776
3.00%, 08/15/2026 17,000 16,542
4.30%, 03/25/2028 5,046 4,927
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp (continued)
5.05%, 03/25/2048 $ 23,000 $ 19,224
$ 184,903
Pipelines - 1 .22%
Buckeye Partners LP
3.95%, 12/01/2026 10,500 10,209
Columbia Pipeline Group Inc
4.50%, 06/01/2025 11,900 11,876
El Paso Natural Gas Co LLC
7.50%, 11/15/2026 11,400 11,929
NGPL PipeCo LLC
3.25%, 07/15/2031
(g)
15,000 12,970
4.88%, 08/15/2027
(g)
43,000 42,711
Plains All American Pipeline LP / PAA Finance
Corp
4.50%, 12/15/2026 13,500 13,427
Southern Natural Gas Co LLC
8.00%, 03/01/2032 4,750 5,361
Tennessee Gas Pipeline Co LLC
8.38%, 06/15/2032 2,000 2,274
TransCanada PipeLines Ltd
6.10%, 06/01/2040 7,000 7,112
7.25%, 08/15/2038 10,000 11,231
$ 129,100
REITs - 8 .24%
Alexandria Real Estate Equities Inc
1.88%, 02/01/2033 13,000 10,019
2.00%, 05/18/2032 14,000 11,208
2.75%, 12/15/2029 14,500 13,078
3.38%, 08/15/2031 30,000 26,989
4.30%, 01/15/2026 9,900 9,867
4.75%, 04/15/2035 14,500 13,599
4.90%, 12/15/2030 4,250 4,199
American Tower Corp
1.88%, 10/15/2030 20,000 16,818
2.10%, 06/15/2030 3,000 2,576
2.40%, 03/15/2025 7,000 6,980
2.75%, 01/15/2027 53,000 50,980
2.95%, 01/15/2051 10,000 6,229
3.38%, 10/15/2026 5,000 4,891
American Tower Trust #1
5.49%, 03/15/2053
(g)
14,000 14,151
Crown Castle Inc
2.25%, 01/15/2031 18,000 15,226
2.90%, 04/01/2041 30,000 21,080
3.10%, 11/15/2029 8,000 7,310
4.00%, 11/15/2049 17,000 12,644
4.30%, 02/15/2029 13,000 12,629
5.00%, 01/11/2028 18,000 18,048
CubeSmart LP
2.00%, 02/15/2031 26,000 21,753
3.00%, 02/15/2030 18,000 16,310
4.00%, 11/15/2025 5,000 4,970
4.38%, 02/15/2029 2,000 1,950
DOC DR LLC
2.63%, 11/01/2031 32,000 27,203
4.30%, 03/15/2027 22,400 22,177
Healthcare Realty Holdings LP
2.40%, 03/15/2030 9,000 7,777
3.63%, 01/15/2028 3,500 3,342
3.88%, 05/01/2025 5,000 4,988
Healthpeak OP LLC
2.88%, 01/15/2031 7,000 6,190
3.00%, 01/15/2030 50,000 45,470
5.25%, 12/15/2032 14,000 13,932

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Omega Healthcare Investors Inc
3.38%, 02/01/2031 $ 46,000 $ 41,007
3.63%, 10/01/2029 32,000 29,704
4.75%, 01/15/2028 7,000 6,952
5.25%, 01/15/2026 8,000 8,016
Prologis LP
2.88%, 11/15/2029 12,500 11,490
3.25%, 06/30/2026 5,000 4,913
3.38%, 12/15/2027 25,000 24,215
SBA Tower Trust
1.63%, 05/15/2051
(g)
46,000 43,299
2.33%, 07/15/2052
(g)
10,000 9,155
2.59%, 10/15/2056
(g)
20,500 17,037
Store Capital LLC
2.75%, 11/18/2030 18,500 15,914
4.63%, 03/15/2029 33,500 32,349
Ventas Realty LP
3.00%, 01/15/2030 8,000 7,258
3.85%, 04/01/2027 21,000 20,566
5.63%, 07/01/2034 38,500 38,771
Welltower OP LLC
2.70%, 02/15/2027 12,000 11,557
2.75%, 01/15/2031 7,000 6,160
3.10%, 01/15/2030 25,000 22,914
4.13%, 03/15/2029 6,000 5,822
4.25%, 04/15/2028 4,000 3,931
Weyerhaeuser Co
7.38%, 03/15/2032 11,281 12,619
WP Carey Inc
2.40%, 02/01/2031 21,000 17,934
3.85%, 07/15/2029 30,000 28,643
$ 874,809
Semiconductors - 0 .37%
NVIDIA Corp
2.00%, 06/15/2031 19,000 16,216
2.85%, 04/01/2030 14,000 12,855
3.50%, 04/01/2040 13,000 10,697
$ 39,768
Software - 0 .56%
Oracle Corp
2.95%, 05/15/2025 25,900 25,776
5.50%, 08/03/2035
(j)
33,500 33,450
$ 59,226
Telecommunications - 1 .28%
Corning Inc
4.75%, 03/15/2042 4,650 4,124
5.45%, 11/15/2079 43,500 39,688
Crown Castle Towers LLC
4.24%, 07/15/2048
(g)
16,000 15,417
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(g)
22,425 22,508
T-Mobile USA Inc
2.05%, 02/15/2028 10,000 9,224
2.55%, 02/15/2031 20,000 17,304
3.00%, 02/15/2041 39,000 27,858
$ 136,123
Transportation - 0 .70%
Ryder System Inc
2.90%, 12/01/2026 51,000 49,314
3.35%, 09/01/2025 25,000 24,790
$ 74,104
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Trucking & Leasing - 0 .65%
Penske Truck Leasing Co Lp / PTL Finance Corp
1.20%, 11/15/2025
(g)
$ 22,000 $ 21,382
1.70%, 06/15/2026
(g)
39,000 37,373
5.70%, 02/01/2028
(g)
10,000 10,189
$ 68,944
TOTAL BONDS $ 5,679,948
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 45 .22%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .11%
3.00%, 12/01/2046 $ 6,213 $ 5,404
3.50%, 03/01/2048 6,868 6,216
$ 11,620
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 23 .82%
2.00%, 10/01/2050 32,486 25,696
2.00%, 11/01/2050 32,130 25,457
2.00%, 12/01/2050 37,477 29,541
2.00%, 12/01/2050 37,700 29,732
2.50%, 09/01/2050 32,612 26,936
2.50%, 10/01/2050 32,502 26,819
2.50%, 10/01/2050 33,291 27,470
2.50%, 10/01/2050 33,359 27,526
2.50%, 11/01/2050 33,083 27,324
2.50%, 11/01/2050 30,950 25,563
2.50%, 11/01/2050 33,172 27,372
2.50%, 11/01/2050 32,021 26,547
2.50%, 11/01/2050 31,767 26,237
3.00%, 06/01/2042 12,243 10,847
3.00%, 08/01/2049 16,267 14,076
3.00%, 09/01/2049 11,694 10,094
3.00%, 10/01/2049 14,887 12,868
3.00%, 10/01/2049 17,437 15,067
3.00%, 10/01/2049 12,537 10,840
3.00%, 11/01/2049 14,915 12,874
3.00%, 11/01/2049 17,571 15,193
3.00%, 11/01/2049 11,804 10,217
3.00%, 03/01/2050 17,636 15,241
3.00%, 04/01/2050 19,060 16,447
3.00%, 09/01/2050 21,608 18,623
3.00%, 05/01/2052 16,292 14,002
3.50%, 06/01/2046 12,388 11,287
3.50%, 08/01/2047 7,058 6,339
3.50%, 09/01/2047 29,429 26,423
3.50%, 12/01/2047 7,137 6,408
3.50%, 06/01/2049 27,086 24,317
3.50%, 07/01/2049 9,069 8,113
3.50%, 09/01/2049 7,860 7,032
3.50%, 09/01/2049 8,377 7,495
3.50%, 09/01/2049 26,149 23,408
3.50%, 11/01/2049 10,838 9,696
3.50%, 11/01/2049 12,650 11,431
3.50%, 12/01/2049 11,964 10,703
3.50%, 01/01/2050 36,391 32,557
3.50%, 02/01/2050 22,597 20,217
3.50%, 06/01/2050 20,584 18,423
3.50%, 08/01/2050 28,658 25,645
3.50%, 10/01/2050 27,034 24,168
3.50%, 01/01/2051 20,526 18,363
3.50%, 01/01/2051 29,068 26,096
3.50%, 04/01/2052 32,989 29,307
3.50%, 04/01/2052 44,555 39,631
4.00%, 02/01/2044 7,658 7,187
4.00%, 09/01/2045 5,118 4,738
4.00%, 06/01/2046 10,641 9,988
4.00%, 10/01/2047 28,224 26,175
4.00%, 10/01/2048 8,109 7,519
4.00%, 03/01/2049 23,282 21,589
4.00%, 04/01/2049 25,556 23,697

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 06/01/2049 $ 38,593 $ 35,786
4.00%, 07/01/2049 5,721 5,291
4.00%, 08/01/2049 28,539 26,446
4.00%, 10/01/2049 13,244 12,249
4.00%, 12/01/2049 21,423 19,966
4.00%, 01/01/2050 18,004 16,651
4.00%, 07/01/2050 40,195 37,221
4.00%, 02/01/2052 34,481 31,623
4.00%, 02/01/2052 40,269 36,964
4.00%, 02/01/2052 33,091 30,333
4.00%, 05/01/2052 40,093 36,707
4.00%, 05/01/2052 41,738 38,249
4.00%, 06/01/2052 33,809 31,022
4.50%, 06/01/2046 12,244 11,827
4.50%, 02/01/2049 5,763 5,490
4.50%, 07/01/2052 16,760 15,849
4.50%, 07/01/2052 39,166 36,887
4.50%, 08/01/2052 35,541 33,659
4.50%, 08/01/2052 38,932 36,813
4.50%, 08/01/2052 35,036 33,339
4.50%, 09/01/2052 34,659 32,772
4.50%, 09/01/2052 36,087 34,336
4.50%, 09/01/2052 35,333 33,314
4.50%, 10/01/2052 34,992 33,156
4.50%, 10/01/2052 22,557 21,246
4.50%, 11/01/2052 37,093 35,050
4.50%, 11/01/2052 38,544 36,697
4.50%, 02/01/2053 33,984 32,046
5.00%, 07/01/2052 36,586 35,662
5.00%, 09/01/2052 35,769 34,777
5.00%, 10/01/2052 21,972 21,359
5.00%, 10/01/2052 34,251 33,193
5.00%, 02/01/2053 34,618 33,743
5.00%, 03/01/2053 35,518 34,526
5.00%, 07/01/2053 35,669 34,760
5.00%, 09/01/2053 26,788 26,034
5.00%, 10/01/2053 45,730 44,485
5.00%, 10/01/2053 42,350 41,085
5.00%, 02/01/2054 39,479 38,315
5.50%, 02/01/2053 33,013 32,860
5.50%, 03/01/2053 36,260 36,091
5.50%, 04/01/2053 34,065 33,969
5.50%, 07/01/2053 36,324 36,182
5.50%, 09/01/2053 36,059 35,862
5.50%, 09/01/2053 35,476 35,396
5.50%, 03/01/2054 28,956 28,832
5.50%, 06/01/2054 29,092 28,941
5.50%, 10/01/2054 39,544 39,341
6.00%, 10/01/2053 36,025 36,630
$ 2,529,593
Government National Mortgage Association (GNMA) - 0 .10%
3.00%, 02/20/2046 11,664 10,331
U.S. Treasury - 21 .19%
0.38%, 09/30/2027 40,000 36,167
0.50%, 10/31/2027 40,000 36,170
0.63%, 08/15/2030 45,000 36,765
0.75%, 01/31/2028 40,000 36,113
0.88%, 11/15/2030 45,000 37,021
1.13%, 02/28/2025 40,000 39,910
1.13%, 02/28/2027 40,000 37,581
1.13%, 02/15/2031 45,000 37,317
1.13%, 08/15/2040 60,000 36,007
1.25%, 08/15/2031 45,000 36,933
1.25%, 05/15/2050 60,000 28,486
1.38%, 11/15/2031 45,000 36,963
1.38%, 08/15/2050 60,000 29,283
1.50%, 08/15/2026 40,000 38,402
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
1.50%, 02/15/2030 $ 45,000 $ 39,270
1.63%, 02/15/2026 40,000 38,942
1.63%, 08/15/2029 40,000 35,656
1.63%, 11/15/2050 60,000 31,322
1.75%, 11/15/2029 40,000 35,648
1.75%, 08/15/2041 55,000 35,814
1.88%, 02/15/2032 40,000 33,820
1.88%, 02/15/2051 55,000 30,641
1.88%, 11/15/2051 55,000 30,364
2.00%, 11/15/2026 40,000 38,492
2.00%, 08/15/2051 55,000 31,464
2.13%, 05/15/2025
(k)
40,000 39,755
2.25%, 08/15/2027 40,000 38,127
2.25%, 11/15/2027 40,000 37,934
2.25%, 08/15/2046 55,000 35,662
2.25%, 08/15/2049 45,000 27,940
2.25%, 02/15/2052 50,000 30,330
2.38%, 05/15/2027 40,000 38,406
2.38%, 05/15/2051 50,000 31,463
2.63%, 02/15/2029 40,000 37,525
2.75%, 07/31/2027 40,000 38,616
2.75%, 02/15/2028 40,000 38,302
2.75%, 05/31/2029 40,000 37,545
2.75%, 08/15/2032 45,000 40,089
2.75%, 08/15/2042 50,000 37,697
2.75%, 08/15/2047 50,000 35,287
2.88%, 07/31/2025 40,000 39,727
2.88%, 05/15/2028 40,000 38,309
2.88%, 08/15/2028 40,000 38,166
2.88%, 05/15/2032 40,000 36,084
2.88%, 05/15/2052 45,000 31,467
3.00%, 11/15/2045 45,000 33,950
3.00%, 08/15/2048 45,000 32,975
3.00%, 08/15/2052 45,000 32,287
3.13%, 11/15/2028 40,000 38,372
3.38%, 05/15/2033 40,000 36,894
3.50%, 02/15/2033 40,000 37,338
3.63%, 02/15/2044 45,000 38,078
3.63%, 02/15/2053 40,000 32,530
3.63%, 05/15/2053 40,000 32,537
3.75%, 05/31/2030 40,000 38,836
3.75%, 11/15/2043 40,000 34,523
3.88%, 08/15/2033 40,000 38,208
4.00%, 02/15/2034 40,000 38,431
4.00%, 11/15/2052 40,000 34,822
4.13%, 11/15/2032 40,000 39,117
4.38%, 05/15/2034 20,000 19,756
4.50%, 11/15/2033 40,000 39,945
4.63%, 05/15/2054 40,000 38,813
$ 2,250,394
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,801,938
Total Investments $ 10,578,920
Other Assets and Liabilities -  0.39% 41,117
TOTAL NET ASSETS - 100.00% $ 10,620,037
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,421 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security

Schedule of Investments
Core Fixed Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $777,929 or 7.33% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,268 or 0.04% of net assets.
(j) Security purchased on a when-issued basis.
(k) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$5,963 or 0.06% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 118,527 $ 434,510 $ 474,769 $ 78,268
$ 118,527 $ 434,510 $ 474,769 $ 78,268
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,230 $ — $ — $ —
$ 1,230 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Trailer Bridge Inc 05/07/2012-05/28/2019 $ 21,314 $ 17,915 0.17%
Total $ 17,915 0.17%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 2 Year Note; March 2025 Long 3,905 $ 802,966 $ 275
US Ultra Bond; March 2025 Short 404 47,862 1,562
Total $ 1,837
Amounts in thousands except contracts.

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4.62% Shares Held Value (000's)
Money Market Funds - 4.62%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
455,573 $ 455
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
24,296,507 24,297
$ 24,752
TOTAL INVESTMENT COMPANIES $ 24,752
COMMON STOCKS - 0.01% Shares Held Value (000's)
Diversified Financial Services - 0.00%
Avation PLC - Warrants
(d)
3,500 $ 2
Oil & Gas - 0.01%
Mesquite Energy Inc
(d),(e)
407 29
Retail - 0.00%
Claire's Holdings LLC
(d)
232 —
TOTAL COMMON STOCKS $ 31
BONDS - 71.47%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1.48%
Boeing Co/The
2.20%, 02/04/2026 $ 2,780 $ 2,708
5.81%, 05/01/2050 545 513
6.26%, 05/01/2027 660 677
Bombardier Inc
7.25%, 07/01/2031
(f)
40 41
7.50%, 02/01/2029
(f),(g)
310 323
8.75%, 11/15/2030
(f)
265 285
RTX Corp
4.13%, 11/16/2028 750 734
6.10%, 03/15/2034 1,270 1,338
TransDigm Inc
4.88%, 05/01/2029 120 114
6.00%, 01/15/2033
(f)
25 25
6.38%, 03/01/2029
(f)
685 692
6.63%, 03/01/2032
(f)
35 36
Triumph Group Inc
9.00%, 03/15/2028
(f)
445 466
$ 7,952
Agriculture - 0.65%
BAT Capital Corp
4.76%, 09/06/2049 125 102
5.83%, 02/20/2031 305 314
7.08%, 08/02/2053 825 910
BAT International Finance PLC
5.93%, 02/02/2029 465 480
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
5.95%, 04/20/2035
(f)
540 547
Philip Morris International Inc
4.63%, 11/01/2029 522 517
Reynolds American Inc
5.70%, 08/15/2035 635 637
$ 3,507
Airlines - 0.48%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 23 22
American Airlines Inc
8.50%, 05/15/2029
(f)
305 321
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(f)
40 40
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(f)
175 172
5.31%, 10/20/2031
(f)
405 398
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(f)
214 213
4.75%, 10/20/2028
(f)
385 382
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(f)
200 200
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Airlines (continued)
OneSky Flight LLC
8.88%, 12/15/2029
(f)
$ 24 $ 25
United Airlines 2024-1 Class A Pass Through Trust
5.88%, 08/15/2038 725 733
United Airlines Inc
4.38%, 04/15/2026
(f)
75 74
$ 2,580
Automobile Asset Backed Securities - 6.26%
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 850 850
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 205 205
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 617 620
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 534 536
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,334 1,339
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 89 89
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,325 1,330
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(f)
895 898
Chase Auto Owner Trust 2024-2
5.66%, 05/26/2027
(f)
894 897
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(f)
1,241 1,244
Chase Auto Owner Trust 2024-5
4.18%, 08/27/2029
(f)
1,670 1,656
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 171 171
Drive Auto Receivables Trust
2024-2
4.94%, 12/15/2027 2,001 2,004
Ford Credit Auto Lease Trust 2023-A
4.83%, 05/15/2026 1,650 1,651
Ford Credit Floorplan Master Owner Trust A
4.30%, 09/15/2029
(f)
1,850 1,832
5.29%, 04/15/2029
(f)
575 583
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 950 952
GM Financial Automobile Leasing Trust 2024-3
4.21%, 10/20/2027 675 672
4.84%, 01/20/2027 1,775 1,777
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2023-2
5.10%, 05/18/2026 13 13
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.45%, 06/16/2028 790 798
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 1,075 1,080
Nissan Auto Lease Trust 2023-B
5.69%, 07/15/2026 640 642
Santander Drive Auto Receivables Trust 2023-4
5.73%, 04/17/2028 1,670 1,679
6.18%, 02/16/2027 171 171
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 1,154 1,156
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 217 217
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 555 556
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 899 902

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 $ 1,634 $ 1,638
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 980 980
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(f)
488 488
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(f)
865 868
Toyota Lease Owner Trust 2024-B
4.21%, 09/20/2027
(f)
1,380 1,372
Volkswagen Auto Lease Trust 2023-A
5.87%, 01/20/2026 386 386
World Omni Auto Receivables Trust 2023-C
5.15%, 11/15/2028 1,250 1,258
$ 33,510
Automobile Manufacturers - 1.14%
Ford Motor Co
3.25%, 02/12/2032 330 276
9.63%, 04/22/2030 20 23
Ford Motor Credit Co LLC
3.38%, 11/13/2025 265 261
5.80%, 03/08/2029 1,010 1,012
6.13%, 03/08/2034
(g)
335 328
6.80%, 11/07/2028 1,065 1,106
Hyundai Capital America
5.25%, 01/08/2027
(f)
855 861
5.30%, 06/24/2029
(f)
345 347
5.40%, 01/08/2031
(f)
355 357
5.40%, 06/24/2031
(f)
290 291
5.45%, 06/24/2026
(f)
970 978
6.50%, 01/16/2029
(f)
265 277
$ 6,117
Automobile Parts & Equipment - 0.20%
Dana Inc
4.25%, 09/01/2030 120 114
5.38%, 11/15/2027 610 607
Phinia Inc
6.75%, 04/15/2029
(f)
220 226
Tenneco Inc
8.00%, 11/17/2028
(f)
125 119
$ 1,066
Banks - 12.60%
AIB Group PLC
5.87%, 03/28/2035
(f),(h)
815 822
Secured Overnight Financing Rate + 1.91%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(f),(h),(i)
440 435
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Banco Santander SA
5.37%, 07/15/2028
(h)
1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.95%
Bank of America Corp
2.68%, 06/19/2041
(h)
1,635 1,144
Secured Overnight Financing Rate + 1.93%
2.69%, 04/22/2032
(h)
861 747
Secured Overnight Financing Rate + 1.32%
3.85%, 03/08/2037
(h)
200 178
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
5.52%, 10/25/2035
(h)
585 572
Secured Overnight Financing Rate + 1.74%
Bank of Montreal
3.80%, 12/15/2032
(h)
1,045 1,004
USD Swap Semi-Annual 5 Year + 1.43%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Barclays PLC
2.28%, 11/24/2027
(h)
$ 500 $ 477
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
2.85%, 05/07/2026
(h)
1,100 1,094
Secured Overnight Financing Rate + 2.71%
4.84%, 09/10/2028
(h)
790 787
Secured Overnight Financing Rate + 1.34%
5.34%, 09/10/2035
(h)
680 659
Secured Overnight Financing Rate + 1.91%
BPCE SA
5.88%, 01/14/2031
(f),(h)
450 457
Secured Overnight Financing Rate + 1.68%
6.29%, 01/14/2036
(f),(h)
300 306
Secured Overnight Financing Rate + 2.04%
6.92%, 01/14/2046
(f),(h)
350 362
Secured Overnight Financing Rate + 2.61%
Citigroup Inc
3.11%, 04/08/2026
(h)
1,125 1,122
Secured Overnight Financing Rate + 2.84%
3.79%, 03/17/2033
(h)
1,275 1,151
Secured Overnight Financing Rate + 1.94%
5.59%, 11/19/2034
(h)
620 617
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.28%
6.02%, 01/24/2036
(h)
225 226
Secured Overnight Financing Rate + 1.83%
Danske Bank A/S
4.61%, 10/02/2030
(f),(h)
1,565 1,525
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
5.71%, 03/01/2030
(f),(h)
920 938
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.40%
Deutsche Bank AG/New York NY
5.00%, 09/11/2030
(h)
880 865
Secured Overnight Financing Rate + 1.70%
5.40%, 09/11/2035
(h)
440 423
Secured Overnight Financing Rate + 2.05%
5.71%, 02/08/2028
(h)
1,165 1,179
Secured Overnight Financing Rate + 1.59%
Goldman Sachs Group Inc/The
5.02%, 10/23/2035
(h)
1,085 1,042
Secured Overnight Financing Rate + 1.42%
5.05%, 07/23/2030
(h)
755 753
Secured Overnight Financing Rate + 1.21%
5.21%, 01/28/2031
(h)
745 747
Secured Overnight Financing Rate + 1.08%
5.54%, 01/28/2036
(h)
680 679
Secured Overnight Financing Rate + 1.38%
5.56%, 11/19/2045
(h)
425 413
Secured Overnight Financing Rate + 1.58%
5.73%, 01/28/2056
(h)
465 463
Secured Overnight Financing Rate + 1.70%
HSBC Holdings PLC
5.29%, 11/19/2030
(h)
850 849
Secured Overnight Financing Rate + 1.29%
5.60%, 05/17/2028
(h)
830 840
Secured Overnight Financing Rate + 1.06%
Huntington Bancshares Inc/OH
5.27%, 01/15/2031
(h)
990 992
Secured Overnight Financing Rate + 1.28%
5.71%, 02/02/2035
(h)
1,595 1,596
Secured Overnight Financing Rate + 1.87%
6.14%, 11/18/2039
(h)
380 382
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.70%

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
JPMorgan Chase & Co
2.08%, 04/22/2026
(h)
$ 880 $ 875
Secured Overnight Financing Rate + 1.85%
4.60%, 02/01/2025
(h),(i)
390 390
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
4.91%, 07/25/2033
(h)
2,055 2,015
Secured Overnight Financing Rate + 2.08%
4.92%, 01/24/2029
(h)
575 576
Secured Overnight Financing Rate + 0.80%
4.95%, 10/22/2035
(h)
495 478
Secured Overnight Financing Rate + 1.34%
5.14%, 01/24/2031
(h)
620 622
Secured Overnight Financing Rate + 0.90%
5.34%, 01/23/2035
(h)
150 150
Secured Overnight Financing Rate + 1.62%
6.09%, 10/23/2029
(h)
675 702
Secured Overnight Financing Rate + 1.57%
6.50%, 04/01/2030
(h),(i),(j)
1,785 1,805
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
KBC Group NV
4.93%, 10/16/2030
(f),(h)
1,085 1,073
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
KeyBank NA/Cleveland OH
5.00%, 01/26/2033 750 724
KeyCorp
6.40%, 03/06/2035
(h)
935 979
Secured Overnight Financing Rate + 2.42%
Mizuho Financial Group Inc
5.38%, 05/26/2030
(h)
1,365 1,381
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.12%
Morgan Stanley
0.99%, 12/10/2026
(h)
4,490 4,347
Secured Overnight Financing Rate + 0.72%
2.48%, 09/16/2036
(h)
1,140 937
Secured Overnight Financing Rate + 1.36%
5.17%, 01/16/2030
(h)
300 301
Secured Overnight Financing Rate + 1.45%
5.23%, 01/15/2031
(h)
470 472
Secured Overnight Financing Rate + 1.11%
5.32%, 07/19/2035
(h)
2,205 2,179
Secured Overnight Financing Rate + 1.56%
5.47%, 01/18/2035
(h)
370 369
Secured Overnight Financing Rate + 1.73%
5.52%, 11/19/2055
(h)
322 312
Secured Overnight Financing Rate + 1.71%
5.59%, 01/18/2036
(h)
390 393
Secured Overnight Financing Rate + 1.42%
5.83%, 04/19/2035
(h)
180 184
Secured Overnight Financing Rate + 1.58%
National Australia Bank Ltd
5.90%, 01/14/2036
(f),(h)
775 776
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
NatWest Group PLC
4.96%, 08/15/2030
(h)
575 569
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(h)
315 317
Secured Overnight Financing Rate + 1.07%
5.40%, 07/23/2035
(h)
170 169
Secured Overnight Financing Rate + 1.60%
5.49%, 05/14/2030
(h)
1,070 1,088
Secured Overnight Financing Rate + 1.20%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
PNC Financial Services Group Inc/The (continued)
5.58%, 01/29/2036
(h)
$ 350 $ 352
Secured Overnight Financing Rate + 1.39%
5.68%, 01/22/2035
(h)
1,680 1,707
Secured Overnight Financing Rate + 1.90%
6.88%, 10/20/2034
(h)
571 626
Secured Overnight Financing Rate + 2.28%
State Street Corp
6.45%, 09/15/2030
(h),(i),(j)
850 850
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Truist Financial Corp
5.44%, 01/24/2030
(h)
1,585 1,603
Secured Overnight Financing Rate + 1.62%
7.16%, 10/30/2029
(h)
290 310
Secured Overnight Financing Rate + 2.45%
UBS AG/Stamford CT
2.95%, 04/09/2025 1,800 1,794
UBS Group AG
1.36%, 01/30/2027
(f),(h)
460 445
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.08%
2.19%, 06/05/2026
(f),(h)
750 743
Secured Overnight Financing Rate + 2.04%
4.75%, 05/12/2028
(f),(h)
320 319
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.43%, 02/08/2030
(f),(h)
775 784
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
UniCredit SpA
1.98%, 06/03/2027
(f),(h)
600 576
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
US Bancorp
5.10%, 07/23/2030
(h)
1,065 1,064
Secured Overnight Financing Rate + 1.25%
5.68%, 01/23/2035
(h)
1,215 1,227
Secured Overnight Financing Rate + 1.86%
Wells Fargo & Co
3.07%, 04/30/2041
(h)
385 283
Secured Overnight Financing Rate + 2.53%
Westpac Banking Corp
4.11%, 07/24/2034
(h)
1,465 1,383
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
4.42%, 07/24/2039 2,160 1,914
5.62%, 11/20/2035
(h)
485 477
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
$ 67,494
Biotechnology - 0.35%
Amgen Inc
4.56%, 06/15/2048 530 446
5.60%, 03/02/2043 780 765
CSL Finance PLC
4.75%, 04/27/2052
(f)
750 647
$ 1,858
Building Materials - 0.58%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f)
1,415 1,500
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(f)
110 111
Quikrete Holdings Inc
6.38%, 03/01/2032
(f),(j)
200 201
6.75%, 03/01/2033
(f),(j)
140 140

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(f)
$ 1,159 $ 1,149
$ 3,101
Chemicals - 0.87%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(f)
735 654
6.50%, 05/15/2026
(f)
150 146
Ecolab Inc
2.70%, 12/15/2051 1,070 650
Element Solutions Inc
3.88%, 09/01/2028
(f)
317 303
International Flavors & Fragrances Inc
1.83%, 10/15/2027
(f)
625 575
3.47%, 12/01/2050
(f)
130 85
OCP SA
6.75%, 05/02/2034
(f)
500 509
Olympus Water US Holding Corp
4.25%, 10/01/2028
(f)
375 356
6.25%, 10/01/2029
(f)
405 389
Sociedad Quimica y Minera de Chile SA
5.50%, 09/10/2034
(f)
460 438
Vibrantz Technologies Inc
9.00%, 02/15/2030
(f)
605 553
$ 4,658
Commercial Mortgage Backed Securities - 4.65%
BAHA Trust 2024-MAR
6.17%, 12/10/2041
(f),(k)
750 763
BBCMS Mortgage Trust 2024-5C29
5.21%, 09/15/2057 1,000 1,006
Benchmark 2021-B25 Mortgage Trust
2.58%, 04/15/2054 500 426
BPR Trust 2024-PMDW
5.36%, 11/05/2041
(f),(k)
2,550 2,553
BX 2025-BIO3 Mortgage Trust
6.14%, 02/10/2042
(f),(j)
1,000 1,020
BX Commercial Mortgage Trust 2021-XL2
5.11%, 10/15/2038
(f)
1,247 1,245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.80%
BX Commercial Mortgage Trust 2023-VLT3
6.25%, 11/15/2028
(f)
1,250 1,255
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.94%
BX Trust 2024-BIO
5.95%, 02/15/2041
(f)
3,000 3,005
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
Citigroup Commercial Mortgage Trust 2019-C7
3.10%, 12/15/2072 1,500 1,379
COMM 2013-CCRE6 Mortgage Trust
3.87%, 03/10/2046
(f),(k)
464 393
ELM Trust 2024-ELM
5.99%, 06/10/2039
(f),(k)
2,000 2,026
GS Mortgage Securities Trust 2020-GSA2
2.01%, 12/12/2053 3,600 2,988
JPMBB Commercial Mortgage Securities Trust
2014-C24
0.79%, 11/15/2047
(k),(l)
1,000 —
ORL Trust 2024-GLKS
5.80%, 12/15/2039
(f)
1,000 1,003
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
ROCK Trust 2024-CNTR
6.47%, 11/13/2041
(f)
750 773
SMRT 2022-MINI
5.31%, 01/15/2039
(f)
1,700 1,698
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
SREIT Trust 2021-MFP
5.15%, 11/15/2038
(f)
$ 2,367 $ 2,364
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
SREIT Trust 2021-MFP2
5.24%, 11/15/2036
(f)
1,000 998
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.94%
$ 24,895
Commercial Services - 1.01%
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(f)
395 396
Albion Financing 2 Sarl
8.75%, 04/15/2027
(f)
520 530
Ashtead Capital Inc
5.80%, 04/15/2034
(f)
445 447
EquipmentShare.com Inc
8.00%, 03/15/2033
(f)
280 291
8.63%, 05/15/2032
(f)
130 139
9.00%, 05/15/2028
(f)
205 216
Garda World Security Corp
6.00%, 06/01/2029
(f)
845 814
8.38%, 11/15/2032
(f)
445 459
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(f)
190 190
Veritiv Operating Co
10.50%, 11/30/2030
(f)
85 92
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(f)
1,065 1,064
Williams Scotsman Inc
4.63%, 08/15/2028
(f)
380 373
6.13%, 06/15/2025
(f)
131 131
ZipRecruiter Inc
5.00%, 01/15/2030
(f)
300 273
$ 5,415
Computers - 0.75%
Apple Inc
2.38%, 02/08/2041 460 317
3.95%, 08/08/2052 470 374
Hewlett Packard Enterprise Co
4.55%, 10/15/2029 1,620 1,598
5.00%, 10/15/2034 500 488
5.60%, 10/15/2054 590 569
McAfee Corp
7.38%, 02/15/2030
(f)
335 330
Seagate HDD Cayman
8.50%, 07/15/2031 25 27
9.63%, 12/01/2032 259 295
$ 3,998
Consumer Products - 0.04%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(f)
235 224
Credit Card Asset Backed Securities - 3.19%
American Express Credit Account Master Trust
3.39%, 05/15/2027 1,625 1,620
3.75%, 08/15/2027 1,960 1,952
4.87%, 05/15/2028 725 729
5.24%, 04/15/2031 4,650 4,761
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,325 1,321
Citibank Credit Card Issuance Trust
3.96%, 10/13/2030 1,750 1,709
5.23%, 12/08/2027 975 981
Discover Card Execution Note Trust
3.56%, 07/15/2027 2,860 2,847
4.31%, 03/15/2028 1,150 1,148
$ 17,068

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services - 3.73%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
2.45%, 10/29/2026 $ 1,880 $ 1,805
3.00%, 10/29/2028 1,345 1,253
3.40%, 10/29/2033 400 341
4.63%, 09/10/2029 420 411
6.95%, 03/10/2055
(h)
640 656
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Air Lease Corp
1.88%, 08/15/2026 1,325 1,267
Aircastle Ltd
5.95%, 02/15/2029
(f)
950 971
Aircastle Ltd / Aircastle Ireland DAC
5.75%, 10/01/2031
(f)
580 585
Ally Financial Inc
5.80%, 05/01/2025 505 506
Apollo Global Management Inc
6.00%, 12/15/2054
(h)
255 249
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Atlas Warehouse Lending Co LP
6.05%, 01/15/2028
(f)
250 251
6.25%, 01/15/2030
(f)
525 525
Aviation Capital Group LLC
1.95%, 09/20/2026
(f)
1,850 1,764
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(f),(g)
325 196
Capital One Financial Corp
6.18%, 01/30/2036
(h)
295 296
Secured Overnight Financing Rate + 2.04%
Charles Schwab Corp/The
5.85%, 05/19/2034
(h)
210 217
Secured Overnight Financing Rate + 2.50%
Citadel LP
6.38%, 01/23/2032
(f)
445 453
Credit Acceptance Corp
6.63%, 03/15/2026 495 495
9.25%, 12/15/2028
(f)
690 735
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(f)
825 854
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(f)
1,100 1,130
ILFC E-Capital Trust II
6.40%, 12/21/2065
(f)
980 827
CME Term Secured Overnight Financing
Rate 3 Month + 2.06%
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(f)
380 378
Macquarie Airfinance Holdings Ltd
6.40%, 03/26/2029
(f)
160 165
Nuveen LLC
5.55%, 01/15/2030
(f)
1,100 1,120
OneMain Finance Corp
3.50%, 01/15/2027 885 852
4.00%, 09/15/2030 65 58
6.63%, 01/15/2028 70 71
7.13%, 11/15/2031 290 298
7.50%, 05/15/2031 155 161
SLM Corp
3.13%, 11/02/2026 1,110 1,067
$ 19,957
Electric - 3.49%
Abu Dhabi National Energy Co PJSC
4.70%, 04/24/2033
(f)
200 193
Alliant Energy Finance LLC
5.40%, 06/06/2027
(f)
625 630
5.95%, 03/30/2029
(f)
305 313
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(f)
$ 610 $ 578
Avangrid Inc
3.20%, 04/15/2025 1,115 1,111
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(f)
730 719
CenterPoint Energy Inc
5.25%, 08/10/2026 1,000 1,008
Clearway Energy Operating LLC
3.75%, 02/15/2031
(f)
140 124
3.75%, 01/15/2032
(f)
170 148
4.75%, 03/15/2028
(f)
655 634
Comision Federal de Electricidad
6.45%, 01/24/2035
(f)
200 188
Commonwealth Edison Co
4.00%, 03/01/2049 325 250
Duke Energy Carolinas LLC
3.75%, 06/01/2045 500 383
Duke Energy Florida LLC
6.20%, 11/15/2053 275 288
Elwood Energy LLC
8.16%, 07/05/2026 10 9
Eversource Energy
5.45%, 03/01/2028 535 543
FirstEnergy Corp
2.25%, 09/01/2030 640 551
Indianapolis Power & Light Co
5.70%, 04/01/2054
(f)
345 337
Lightning Power LLC
7.25%, 08/15/2032
(f)
690 713
Monongahela Power Co
3.55%, 05/15/2027
(f)
715 696
NextEra Energy Capital Holdings Inc
5.75%, 09/01/2025 475 478
6.05%, 03/01/2025 105 105
6.70%, 09/01/2054
(h)
915 930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
6.75%, 06/15/2054
(h)
345 353
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
NRG Energy Inc
3.63%, 02/15/2031
(f)
375 330
3.88%, 02/15/2032
(f)
440 387
Oncor Electric Delivery Co LLC
5.55%, 06/15/2054 250 241
Pacific Gas and Electric Co
4.20%, 06/01/2041 535 421
5.55%, 05/15/2029 575 573
Perusahaan Perseroan Persero PT Perusahaan Listrik
Negara
3.88%, 07/17/2029
(f)
500 473
Sempra
6.55%, 04/01/2055
(h)
890 869
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.14%
Southern Co/The
5.70%, 03/15/2034 1,210 1,232
Southwestern Public Service Co
4.50%, 08/15/2041 215 184
6.00%, 06/01/2054 1,240 1,242
Vistra Corp
7.00%, 12/15/2026
(f),(h),(i)
390 391
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(f)
345 327

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
WEC Energy Group Inc
5.00%, 09/27/2025 $ 400 $ 401
Xcel Energy Inc
5.45%, 08/15/2033 340 336
$ 18,689
Engineering & Construction - 0.46%
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030
(f),(j)
440 437
CIMIC Finance USA Pty Ltd
7.00%, 03/25/2034
(f)
283 295
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(f)
795 773
Sitios Latinoamerica SAB de CV
5.38%, 04/04/2032
(f)
575 540
6.00%, 11/25/2029
(f)
425 424
$ 2,469
Entertainment - 1.01%
Caesars Entertainment Inc
4.63%, 10/15/2029
(f)
1,120 1,057
6.50%, 02/15/2032
(f)
340 344
CCM Merger Inc
6.38%, 05/01/2026
(f)
970 970
Churchill Downs Inc
5.75%, 04/01/2030
(f)
525 519
Cinemark USA Inc
5.25%, 07/15/2028
(f)
360 353
7.00%, 08/01/2032
(f)
105 108
Warnermedia Holdings Inc
3.76%, 03/15/2027 1,025 993
5.05%, 03/15/2042 630 507
5.14%, 03/15/2052 475 354
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
7.13%, 02/15/2031
(f),(g)
195 204
$ 5,409
Environmental Control - 0.18%
Madison IAQ LLC
4.13%, 06/30/2028
(f)
560 535
Waste Management Inc
4.95%, 03/15/2035 430 421
$ 956
Food - 1.43%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(f)
300 276
4.63%, 01/15/2027
(f)
775 761
B&G Foods Inc
5.25%, 09/15/2027
(g)
215 204
8.00%, 09/15/2028
(f)
260 270
Cencosud SA
5.95%, 05/28/2031
(f)
250 252
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(f),(k),(m)
125 135
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(f)
690 720
Fiesta Purchaser Inc
7.88%, 03/01/2031
(f)
340 352
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
4.38%, 02/02/2052 1,421 1,067
5.13%, 02/01/2028 1,720 1,719
7.25%, 11/15/2053 380 422
JBS USA LUX Sarl / JBS USA Food Co / JBS USA
Foods Group
6.38%, 02/25/2055
(f)
340 344
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Pilgrim's Pride Corp
3.50%, 03/01/2032 $ 100 $ 87
4.25%, 04/15/2031 360 334
Post Holdings Inc
4.50%, 09/15/2031
(f)
320 289
4.63%, 04/15/2030
(f)
25 23
5.50%, 12/15/2029
(f)
425 416
$ 7,671
Forest Products & Paper - 0.11%
Inversiones CMPC SA
6.13%, 06/23/2033
(f)
250 254
Mercer International Inc
5.13%, 02/01/2029 140 124
12.88%, 10/01/2028
(f)
185 200
$ 578
Gas - 0.46%
Boston Gas Co
5.84%, 01/10/2035
(f)
250 253
NiSource Inc
0.95%, 08/15/2025 1,000 981
5.25%, 03/30/2028 60 61
6.95%, 11/30/2054
(h)
835 851
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
Southern California Gas Co
5.05%, 09/01/2034 345 336
$ 2,482
Healthcare - Products - 0.03%
Medline Borrower LP
3.88%, 04/01/2029
(f)
150 140
Healthcare - Services - 1.06%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(f)
775 737
Centene Corp
2.63%, 08/01/2031 990 819
3.38%, 02/15/2030 665 596
4.25%, 12/15/2027 265 257
CHS/Community Health Systems Inc
5.63%, 03/15/2027
(f)
450 437
HCA Inc
3.50%, 07/15/2051 470 308
5.45%, 04/01/2031 265 266
LifePoint Health Inc
4.38%, 02/15/2027
(f)
260 260
8.38%, 02/15/2032
(f)
205 207
Star Parent Inc
9.00%, 10/01/2030
(f)
730 768
Tenet Healthcare Corp
6.13%, 06/15/2030 155 156
UnitedHealth Group Inc
4.75%, 05/15/2052 625 536
5.75%, 07/15/2064 320 311
$ 5,658
Holding Companies - Diversified - 0.02%
Clue Opco LLC
9.50%, 10/15/2031
(f),(g)
80 84
Home Builders - 0.05%
Adams Homes Inc
9.25%, 10/15/2028
(f)
285 298
Home Equity Asset Backed Securities - 0.13%
Chase Funding Trust Series 2003-5
5.03%, 07/25/2033 464 459
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Equity Asset Backed Securities (continued)
First NLC Trust 2005-1
2.61%, 05/25/2035 $ 153 $ 131
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.61%
Saxon Asset Securities Trust 2004-1
1.20%, 03/25/2035 207 111
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.81%
$ 701
Insurance - 1.59%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(f)
360 341
American International Group Inc
5.13%, 03/27/2033 185 183
Aon North America Inc
5.45%, 03/01/2034 505 507
5.75%, 03/01/2054 395 388
Arch Capital Group Ltd
3.64%, 06/30/2050 725 516
Arthur J Gallagher & Co
2.40%, 11/09/2031 960 808
4.85%, 12/15/2029 565 561
5.75%, 07/15/2054 45 44
Athene Global Funding
4.86%, 08/27/2026
(f)
655 655
Athene Holding Ltd
6.25%, 04/01/2054 515 516
Corebridge Financial Inc
5.75%, 01/15/2034 965 982
F&G Global Funding
5.88%, 06/10/2027
(f)
670 680
GA Global Funding Trust
4.40%, 09/23/2027
(f)
735 724
Markel Group Inc
6.00%, 05/16/2054 210 209
Marsh & McLennan Cos Inc
6.25%, 11/01/2052 160 171
MetLife Inc
5.00%, 07/15/2052 140 126
5.30%, 12/15/2034 130 129
Reinsurance Group of America Inc
5.75%, 09/15/2034 205 206
RGA Global Funding
5.25%, 01/09/2030
(f)
630 632
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(f)
200 160
$ 8,538
Internet - 0.31%
Alibaba Group Holding Ltd
2.13%, 02/09/2031
(g)
450 383
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(f)
95 96
Meta Platforms Inc
4.45%, 08/15/2052 390 328
5.40%, 08/15/2054 450 437
Netflix Inc
5.88%, 11/15/2028 385 400
$ 1,644
Investment Companies - 0.40%
Blackstone Private Credit Fund
4.70%, 03/24/2025 610 610
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(f)
360 348
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 840 $ 726
5.25%, 05/15/2027 330 320
6.25%, 05/15/2026 126 126
$ 2,130
Leisure Products & Services - 0.31%
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(f)
280 298
NCL Corp Ltd
5.88%, 02/15/2027
(f)
160 161
NCL Finance Ltd
6.13%, 03/15/2028
(f)
690 697
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(f)
420 420
5.63%, 09/30/2031
(f)
75 74
$ 1,650
Lodging - 0.29%
Sands China Ltd
3.80%, 01/08/2026 350 345
Station Casinos LLC
6.63%, 03/15/2032
(f)
210 211
Wynn Macau Ltd
5.63%, 08/26/2028
(f)
1,040 1,004
$ 1,560
Machinery - Diversified - 0.14%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(f)
715 753
Media - 1.09%
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(f)
409 372
5.38%, 06/01/2029
(f)
425 411
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.90%, 06/01/2052 505 325
4.80%, 03/01/2050 580 437
5.25%, 04/01/2053 640 516
6.10%, 06/01/2029 580 593
Comcast Corp
2.94%, 11/01/2056 900 522
5.65%, 06/01/2054 150 144
CSC Holdings LLC
4.50%, 11/15/2031
(f)
200 151
Directv Financing LLC
8.88%, 02/01/2030
(f)
470 465
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(f)
75 74
DISH Network Corp
11.75%, 11/15/2027
(f)
395 417
McGraw-Hill Education Inc
7.38%, 09/01/2031
(f)
370 385
Paramount Global
4.20%, 05/19/2032 375 334
Sinclair Television Group Inc
8.13%, 02/15/2033
(f),(j)
395 397
Ziggo BV
4.88%, 01/15/2030
(f)
300 281
$ 5,824
Mining - 0.54%
Glencore Funding LLC
5.37%, 04/04/2029
(f)
485 490
6.13%, 10/06/2028
(f)
550 570
Hudbay Minerals Inc
4.50%, 04/01/2026
(f)
395 391
6.13%, 04/01/2029
(f)
50 50
IAMGOLD Corp
5.75%, 10/15/2028
(f)
175 172

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
New Gold Inc
7.50%, 07/15/2027
(f)
$ 145 $ 146
Taseko Mines Ltd
8.25%, 05/01/2030
(f)
775 793
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(f)
270 270
$ 2,882
Mortgage Backed Securities - 4.73%
Fannie Mae REMICS
1.58%, 08/25/2049
(l)
5,784 564
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 08/25/2043
(l)
1,153 100
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
1.68%, 12/25/2042
(l)
4,288 442
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.68%, 01/25/2048
(l)
1,647 175
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.73%, 03/25/2048
(l)
2,057 240
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 06/25/2048
(l)
2,238 269
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
3.00%, 04/25/2027
(l)
248 6
3.00%, 09/25/2050
(l)
1,966 311
3.50%, 09/25/2027
(l)
390 11
3.50%, 11/25/2027
(l)
104 3
3.50%, 05/25/2028
(l)
108 2
4.00%, 04/25/2043
(l)
117 7
Freddie Mac REMICS
1.53%, 10/15/2046
(l)
2,719 279
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.68%, 06/25/2050
(l)
2,288 263
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
2.00%, 02/15/2036 35 34
3.00%, 05/15/2027
(l)
205 4
3.00%, 10/15/2027
(l)
87 2
3.00%, 02/15/2029
(l)
419 9
3.50%, 02/15/2028
(l)
198 5
3.50%, 03/15/2041
(l)
541 20
4.97%, 05/15/2049 2,224 2,174
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
Ginnie Mae
1.13%, 04/20/2052
(l)
2,419 238
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.50%
1.63%, 12/16/2043
(l)
2,510 217
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.64%, 11/20/2040
(l)
1,127 125
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.64%, 05/20/2046
(l)
273 29
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.69%, 11/20/2046
(l)
2,060 228
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.74%, 08/20/2044
(l)
927 99
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Ginnie Mae (continued)
1.74%, 03/20/2047
(l)
$ 1,155 $ 132
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.04%
1.79%, 10/20/2045
(l)
953 102
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.79%, 08/20/2047
(l)
3,964 519
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.79%, 08/20/2047
(l)
1,354 160
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.79%, 08/20/2047
(l)
465 60
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.79%, 11/20/2047
(l)
693 83
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.84%, 06/20/2045
(l)
1,253 143
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.84%, 10/20/2047
(l)
1,759 231
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.14%
1.88%, 09/20/2050
(l)
1,824 241
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.89%, 08/20/2050
(l)
2,445 302
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.89%, 11/20/2050
(l)
1,701 224
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.89%, 08/20/2051
(l)
1,587 208
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.24%, 04/20/2041
(l)
471 57
(1.10) x CME Term Secured Overnight
Financing Rate 1 Month + 6.97%
2.50%, 12/20/2050
(l)
2,569 415
3.00%, 07/20/2050
(l)
526 84
3.00%, 11/20/2050
(l)
1,402 239
3.00%, 11/20/2050
(l)
1,982 310
3.00%, 11/20/2050
(l)
2,286 448
3.50%, 01/20/2043
(l)
1,802 283
3.50%, 10/20/2049
(l)
813 154
4.00%, 03/16/2039
(l)
37 —
4.00%, 09/20/2040
(l)
392 17
4.50%, 05/16/2043
(l)
741 125
JP Morgan Mortgage Trust 2024-1
6.00%, 06/25/2054
(f),(k)
2,906 2,904
JP Morgan Mortgage Trust 2024-2
6.00%, 08/25/2054
(f),(k)
2,557 2,556
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(f),(k)
2,000 2,010
JP Morgan Mortgage Trust Series 2024-4
6.00%, 10/25/2054
(f),(k)
1,964 1,967
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(f),(k)
2,317 2,319
Sequoia Mortgage Trust 2024-3
6.00%, 04/25/2054
(f),(k)
3,161 3,165
$ 25,314
Office & Business Equipment - 0.02%
Xerox Holdings Corp
5.50%, 08/15/2028
(f)
120 102

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas - 1.88%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(f)
$ 1,105 $ 1,133
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(f)
160 161
Diamondback Energy Inc
5.75%, 04/18/2054 460 432
Ecopetrol SA
8.88%, 01/13/2033 250 258
Hilcorp Energy I LP / Hilcorp Finance Co
7.25%, 02/15/2035
(f)
370 362
Matador Resources Co
6.25%, 04/15/2033
(f)
735 724
Occidental Petroleum Corp
5.20%, 08/01/2029 330 328
5.55%, 03/15/2026 975 979
5.88%, 09/01/2025 894 896
6.60%, 03/15/2046 540 544
Permian Resources Operating LLC
6.25%, 02/01/2033
(f)
480 481
8.00%, 04/15/2027
(f)
465 476
Pertamina Persero PT
3.10%, 08/27/2030
(f)
200 180
Petroleos Mexicanos
6.70%, 02/16/2032 578 503
Puma International Financing SA
7.75%, 04/25/2029
(f),(g)
450 456
Tengizchevroil Finance Co International Ltd
2.63%, 08/15/2025
(f)
975 958
Transocean Inc
8.25%, 05/15/2029
(f)
455 457
8.50%, 05/15/2031
(f)
725 730
$ 10,058
Oil & Gas Services - 0.31%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(f)
1,150 1,156
Enerflex Ltd
9.00%, 10/15/2027
(f)
486 504
$ 1,660
Other Asset Backed Securities - 1.45%
Blue Stream Issuer LLC
5.41%, 11/20/2054
(f)
1,000 1,001
Hilton Grand Vacations Trust 2024-3
4.98%, 08/27/2040
(f)
937 934
Hotwire Funding LLC
2.31%, 11/20/2051
(f)
1,250 1,187
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(f)
419 417
MVW 2024-2 LLC
4.43%, 03/20/2042
(f)
906 887
Sierra Timeshare 2024-3 Receivables Funding LLC
4.83%, 08/20/2041
(f)
1,031 1,021
Verizon Master Trust
4.35%, 08/20/2032
(f)
1,700 1,673
Verizon Master Trust Series 2025-2
4.94%, 01/20/2033
(f)
650 655
$ 7,775
Packaging & Containers - 0.92%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(f)
200 196
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(f)
465 469
6.88%, 01/15/2030
(f)
55 56
8.75%, 04/15/2030
(f)
335 342
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 356 368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
LABL Inc
5.88%, 11/01/2028
(f)
$ 260 $ 230
8.63%, 10/01/2031
(f)
195 176
9.50%, 11/01/2028
(f)
650 639
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(f)
470 479
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(f)
1,125 1,131
Sonoco Products Co
4.60%, 09/01/2029 864 845
$ 4,931
Pharmaceuticals - 1.26%
AbbVie Inc
4.05%, 11/21/2039 500 429
4.25%, 11/21/2049 695 568
4.95%, 03/15/2031 855 858
5.40%, 03/15/2054 400 386
5.50%, 03/15/2064 325 312
AdaptHealth LLC
5.13%, 03/01/2030
(f)
790 731
6.13%, 08/01/2028
(f)
595 584
Bausch Health Cos Inc
5.50%, 11/01/2025
(f)
710 697
Bayer US Finance LLC
6.25%, 01/21/2029
(f)
400 410
BellRing Brands Inc
7.00%, 03/15/2030
(f)
280 290
Bristol-Myers Squibb Co
4.25%, 10/26/2049 615 499
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(g)
685 733
Jazz Securities DAC
4.38%, 01/15/2029
(f)
285 272
$ 6,769
Pipelines - 2.82%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(f)
205 200
5.75%, 03/01/2027
(f)
155 155
6.63%, 02/01/2032
(f)
125 128
Cheniere Energy Inc
5.65%, 04/15/2034 235 235
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(f)
1,105 1,136
DT Midstream Inc
4.13%, 06/15/2029
(f)
1,375 1,300
5.80%, 12/15/2034
(f)
200 200
Energy Transfer LP
3.75%, 05/15/2030 965 902
5.15%, 03/15/2045 1,625 1,431
5.25%, 07/01/2029 885 889
5.55%, 02/15/2028 1,065 1,083
6.05%, 09/01/2054 285 278
Enterprise Products Operating LLC
3.13%, 07/31/2029 500 466
EQM Midstream Partners LP
7.50%, 06/01/2027
(f)
600 615
Harvest Midstream I LP
7.50%, 05/15/2032
(f)
355 370
Hess Midstream Operations LP
4.25%, 02/15/2030
(f)
645 603
5.63%, 02/15/2026
(f)
690 690
Kinder Morgan Inc
5.00%, 02/01/2029 520 519
5.40%, 02/01/2034 650 641
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(f)
395 405

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
NuStar Logistics LP
5.75%, 10/01/2025 $ 215 $ 216
ONEOK Inc
4.40%, 10/15/2029 410 399
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 465 455
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(f)
265 228
Venture Global LNG Inc
7.00%, 01/15/2030
(f)
100 102
8.38%, 06/01/2031
(f)
135 142
9.50%, 02/01/2029
(f)
770 858
Williams Cos Inc/The
5.40%, 03/02/2026 475 478
$ 15,124
Private Equity - 0.15%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(f)
305 295
3.75%, 09/15/2030
(f),(g)
338 299
8.00%, 06/15/2027
(f)
200 208
$ 802
REITs - 1.10%
American Homes 4 Rent LP
3.38%, 07/15/2051 350 230
4.25%, 02/15/2028 570 558
5.50%, 07/15/2034 425 421
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(f)
150 155
Crown Castle Inc
5.80%, 03/01/2034 350 356
Iron Mountain Inc
6.25%, 01/15/2033
(f)
85 85
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(f)
390 363
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(f)
928 883
7.00%, 07/15/2031
(f)
60 62
Mid-America Apartments LP
2.88%, 09/15/2051 646 401
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(f)
465 444
7.00%, 02/01/2030
(f)
150 154
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(f)
555 487
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
10.50%, 02/15/2028
(f)
375 401
XHR LP
4.88%, 06/01/2029
(f)
881 837
6.63%, 05/15/2030
(f)
35 35
$ 5,872
Retail - 0.53%
Bath & Body Works Inc
5.25%, 02/01/2028 1,080 1,071
6.63%, 10/01/2030
(f)
200 204
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(f),(k),(m)
430 477
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f)
345 325
Patrick Industries Inc
4.75%, 05/01/2029
(f)
160 153
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(f)
$ 590 $ 625
$ 2,855
Semiconductors - 1.85%
ams-OSRAM AG
12.25%, 03/30/2029
(f)
150 149
Broadcom Inc
3.14%, 11/15/2035
(f)
75 61
3.42%, 04/15/2033
(f)
2,180 1,906
4.35%, 02/15/2030 450 438
4.55%, 02/15/2032
(g)
215 207
5.05%, 07/12/2029 300 301
5.05%, 04/15/2030 1,370 1,374
5.15%, 11/15/2031 340 341
Intel Corp
4.75%, 03/25/2050 205 160
Marvell Technology Inc
2.95%, 04/15/2031 465 410
4.88%, 06/22/2028 575 574
5.95%, 09/15/2033 510 526
Micron Technology Inc
5.30%, 01/15/2031 790 790
5.80%, 01/15/2035 945 952
6.75%, 11/01/2029 565 602
NXP BV / NXP Funding LLC
5.35%, 03/01/2026 1,000 1,005
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 135 134
$ 9,930
Shipbuilding - 0.18%
Huntington Ingalls Industries Inc
5.35%, 01/15/2030 410 412
5.75%, 01/15/2035 530 530
$ 942
Software - 0.77%
Cloud Software Group Inc
6.50%, 03/31/2029
(f)
5 5
9.00%, 09/30/2029
(f)
375 384
Open Text Corp
3.88%, 12/01/2029
(f)
320 293
Oracle Corp
3.95%, 03/25/2051 670 494
4.00%, 07/15/2046 250 192
6.15%, 11/09/2029 370 388
Take-Two Interactive Software Inc
4.00%, 04/14/2032 410 380
4.95%, 03/28/2028 500 501
5.40%, 06/12/2029 275 279
VMware LLC
1.80%, 08/15/2028 1,360 1,225
$ 4,141
Sovereign - 0.41%
Export-Import Bank of Korea
5.25%, 01/14/2035 200 201
Hungary Government International Bond
6.13%, 05/22/2028
(f)
350 357
Israel Government International Bond
4.13%, 01/17/2048 200 153
Istanbul Metropolitan Municipality
10.50%, 12/06/2028
(f)
300 324
Peruvian Government International Bond
5.63%, 11/18/2050 200 187
Philippine Government International Bond
5.90%, 02/04/2050
(j)
550 553
Serbia International Bond
6.00%, 06/12/2034
(f)
440 438
$ 2,213

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications - 1.56%
AT&T Inc
2.55%, 12/01/2033 $ 535 $ 432
2.75%, 06/01/2031 315 276
3.50%, 09/15/2053 2,668 1,802
3.55%, 09/15/2055 490 329
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(f)
375 336
EchoStar Corp
10.75%, 11/30/2029 90 97
Level 3 Financing Inc
10.50%, 05/15/2030
(f)
320 349
T-Mobile USA Inc
2.40%, 03/15/2029 910 823
2.55%, 02/15/2031 820 709
Verizon Communications Inc
2.36%, 03/15/2032 1,210 1,006
2.55%, 03/21/2031 1,131 980
2.88%, 11/20/2050 220 135
Viavi Solutions Inc
3.75%, 10/01/2029
(f)
355 323
Vodafone Group PLC
5.75%, 06/28/2054 370 355
Zayo Group Holdings Inc
4.00%, 03/01/2027
(f)
425 401
$ 8,353
Transportation - 0.23%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053 185 155
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
1,749 9
Norfolk Southern Corp
5.35%, 08/01/2054 800 759
RXO Inc
7.50%, 11/15/2027
(f)
315 323
$ 1,246
Trucking & Leasing - 0.11%
Penske Truck Leasing Co Lp / PTL Finance Corp
5.75%, 05/24/2026
(f)
575 581
Water - 0.11%
Aegea Finance Sarl
9.00%, 01/20/2031
(f)
550 572
TOTAL BONDS $ 382,756
SENIOR FLOATING RATE INTERESTS
- 5.34%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0.18%
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(n)
$ 982 $ 986
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0.53%
AAdvantage Loyalty IP Ltd Term Loan
9.30%, 04/20/2028
(n)
166 170
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
United Airlines Inc Term Loan B
6.30%, 02/22/2031
(n)
1,055 1,057
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.58%, 01/31/2031
(n)
1,617 1,621
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 2,848
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.10%
Tenneco Inc Term Loan B
9.62%, 11/17/2028
(n)
$ 550 $ 530
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0.03%
Quikrete Holdings Inc
0.00%, 01/31/2032
(n),(o)
145 146
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Chemicals - 0.16%
Advancion Holdings LLC Term Loan B
8.41%, 11/24/2027
(n)
429 428
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Advancion Holdings LLC Term Loan
12.16%, 11/24/2028
(n)
375 366
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
0.00%, 11/15/2030
(n),(o)
50 48
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 842
Commercial Services - 0.38%
Aggreko Holdings Inc Term Loan B
0.00%, 08/16/2029
(n),(o)
280 282
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp Term Loan B
7.80%, 02/01/2029
(n)
1,227 1,228
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Veritiv Operating Co Term Loan B
8.83%, 11/30/2030
(n)
509 509
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 2,019
Computers - 0.11%
Virtusa Corp Term Loan B
7.56%, 02/15/2029
(n)
608 612
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Consumer Products - 0.16%
Kronos Acquisition Holdings Inc Term Loan B
8.29%, 06/27/2031
(n)
883 833
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0.02%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
0.00%, PIK 0.00%; 05/30/2027
(m),(n),(o)
105 101
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0.25%
Fiesta Purchaser Inc Term Loan B
8.01%, 02/12/2031
(n)
1,321 1,324
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.06%
Medline Borrower LP Term Loan B
7.01%, 10/23/2028
(n)
342 343
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 0.27%
LifePoint Health Inc Term Loan B
8.05%, 05/16/2031
(n)
$ 1,475 $ 1,469
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Insurance - 0.09%
Acrisure LLC Term Loan B6
7.76%, 11/06/2030
(n)
480 480
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Lodging - 0.29%
Fertitta Entertainment LLC/NV Term Loan B
7.81%, 01/27/2029
(n)
1,527 1,535
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Media - 0.46%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(n)
251 234
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
9.80%, 08/02/2029
(n)
1,448 1,436
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Gray Media Inc Term Loan F
9.59%, 05/23/2029
(n)
499 471
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
0.00%, 05/01/2029
(n),(o)
375 332
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 2,473
Mining - 0.38%
Arsenal AIC Parent LLC Term Loan B
7.56%, 08/18/2030
(n)
2,020 2,027
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Packaging & Containers - 0.35%
LABL Inc Term Loan B
0.00%, 10/22/2028
(n),(o)
958 895
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Mauser Packaging Solutions Holding Co Term Loan
B1
0.00%, 04/15/2027
(n),(o)
953 957
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 1,852
Pharmaceuticals - 0.33%
Endo Finance Holdings Inc Term Loan B
0.00%, 04/23/2031
(n),(o)
1,367 1,376
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
7.01%, 05/05/2028
(n)
393 394
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 1,770
Pipelines - 0.17%
NGL Energy Operating LLC Term Loan B
8.51%, 02/03/2031
(n)
933 936
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.62%
IRB Holding Corp Term Loan B
7.26%, 12/15/2027
(n)
$ 1,860 $ 1,865
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.31%, 03/28/2031
(n)
1,436 1,446
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,311
Software - 0.18%
Cloud Software Group Inc Term Loan B1
7.83%, 03/30/2029
(n)
955 961
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .22%
CommScope LLC Term Loan
0.00%, 12/17/2029
(n),(o)
145 148
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Zayo Group Holdings Inc Term Loan B
7.87%, 03/09/2027
(n)
565 543
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
8.56%, 03/09/2027
(n)
504 488
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 1,179
TOTAL SENIOR FLOATING RATE INTERESTS $ 28,577
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 27.00%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 1.18%
3.00%, 01/01/2043 $ 1,095 $ 969
3.00%, 02/01/2043 521 461
4.00%, 02/01/2046 2,219 2,075
4.50%, 04/01/2031 185 184
4.50%, 04/01/2041 1,319 1,279
5.00%, 06/01/2031 131 132
5.50%, 05/01/2033 16 16
5.50%, 12/01/2033 248 251
5.50%, 11/01/2036 261 263
5.50%, 04/01/2038 56 56
5.50%, 08/01/2038 124 125
6.00%, 12/01/2031 6 7
6.00%, 12/01/2032 7 7
6.00%, 02/01/2033 37 37
6.00%, 12/01/2033 16 16
6.00%, 10/01/2036 66 68
6.00%, 07/01/2038 290 299
6.50%, 03/01/2029 1 1
6.50%, 05/01/2029 2 2
6.50%, 04/01/2031 1 1
6.50%, 02/01/2032 1 1
6.50%, 05/01/2032 2 2
6.50%, 10/01/2035 18 19
7.00%, 12/01/2029 2 2
7.00%, 06/01/2030 4 5
7.50%, 01/01/2031 2 2
7.50%, 03/01/2031 1 1
7.50%, 02/01/2032 1 1
8.00%, 09/01/2030 28 28
$ 6,310
Federal National Mortgage Association (FNMA) - 0.17%
5.00%, 07/01/2044 723 718
7.10%, 07/01/2033 180 183
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.57%
$ 901

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 16.65%
2.00%, 01/01/2051 $ 3,928 $ 3,148
2.00%, 02/01/2051 2,101 1,670
2.00%, 11/01/2051 4,351 3,431
2.00%, 11/01/2051 3,987 3,155
2.00%, 12/01/2051 3,995 3,152
2.00%, 02/01/2052 1,467 1,148
2.00%, 05/01/2052 2,880 2,286
2.50%, 02/01/2051 2,543 2,119
2.50%, 07/01/2051 2,896 2,395
2.50%, 09/01/2051 1,308 1,083
2.50%, 11/01/2051 1,772 1,470
2.50%, 01/01/2052 1,830 1,524
2.50%, 02/01/2052 2,221 1,825
2.50%, 04/01/2052 3,017 2,485
3.00%, 10/01/2029 21 20
3.00%, 09/01/2032 50 48
3.00%, 04/01/2043 177 156
3.00%, 05/01/2043 336 296
3.00%, 11/01/2046 2,327 2,021
3.00%, 12/01/2048 58 51
3.00%, 11/01/2050 714 620
3.00%, 03/01/2052 5,022 4,338
3.50%, 02/01/2033 9 9
3.50%, 01/01/2044 573 522
3.50%, 11/01/2044 1,117 1,015
3.50%, 04/01/2047 71 64
3.50%, 10/01/2047 31 28
3.50%, 11/01/2047 826 747
3.50%, 03/01/2048 16 15
3.50%, 04/01/2052 2,537 2,256
4.00%, 02/01/2031 65 64
4.00%, 05/01/2047 2,020 1,871
4.00%, 06/01/2048 6 6
4.00%, 08/01/2052 2,108 1,932
4.50%, 06/01/2044 296 285
4.50%, 05/01/2053 1,713 1,619
4.50%, 07/01/2053 697 662
4.50%, 08/01/2053 1,044 984
4.50%, 01/01/2054 1,093 1,035
4.50%, 02/01/2055
(p)
2,380 2,240
5.00%, 06/01/2048 518 511
5.00%, 07/01/2052 958 934
5.00%, 09/01/2052 1,334 1,298
5.00%, 04/01/2053 2,282 2,224
5.00%, 06/01/2053 2,446 2,376
5.00%, 11/01/2054 1,748 1,697
5.00%, 02/01/2055
(p)
1,925 1,859
5.50%, 07/01/2033 16 17
5.50%, 09/01/2033 42 43
5.50%, 05/01/2040 81 81
5.50%, 05/01/2053 2,628 2,618
5.50%, 07/01/2053 1,453 1,447
5.50%, 11/01/2053 1,952 1,946
5.50%, 11/01/2053 1,842 1,833
5.50%, 05/01/2054 1,328 1,320
5.50%, 02/01/2055
(p)
3,560 3,516
6.00%, 05/01/2038 26 27
6.00%, 08/01/2038 123 125
6.00%, 08/01/2038 50 51
6.00%, 01/01/2053 3,848 3,942
6.00%, 04/01/2054 1,331 1,356
6.00%, 06/01/2054 893 910
6.00%, 09/01/2054 940 955
6.00%, 02/01/2055
(p)
1,000 1,007
6.50%, 12/01/2031 1 1
6.50%, 04/01/2032 1 1
6.50%, 07/01/2037 105 110
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 12/01/2037 $ 84 $ 88
6.50%, 02/01/2038 134 140
6.50%, 09/01/2038 128 134
6.50%, 02/01/2055
(p)
1,970 2,020
7.00%, 03/01/2032 10 11
7.00%, 03/01/2055
(p)
720 749
7.50%, 08/01/2032 2 2
$ 89,144
Government National Mortgage Association (GNMA) - 7.80%
2.00%, 07/20/2051 1,641 1,315
2.00%, 11/20/2051 1,166 934
2.50%, 06/20/2050 1,086 912
2.50%, 04/20/2051 1,265 1,059
2.50%, 05/20/2051 860 720
3.00%, 06/20/2043 906 806
3.00%, 01/20/2045 333 295
3.00%, 06/20/2046 165 146
3.00%, 07/20/2046 708 625
3.00%, 11/20/2046 1,106 977
3.50%, 03/15/2042 453 417
3.50%, 04/15/2042 398 367
3.50%, 09/20/2047 528 479
3.50%, 06/20/2048 694 629
3.50%, 04/20/2052 821 735
4.00%, 01/20/2048 1,621 1,510
4.00%, 04/20/2052 344 317
4.50%, 06/20/2025 26 26
4.50%, 09/15/2039 133 129
4.50%, 03/15/2040 605 586
4.50%, 09/20/2052 1,646 1,559
5.00%, 11/15/2033 499 502
5.00%, 06/15/2034 7 7
5.00%, 02/15/2042 407 408
5.00%, 12/20/2052 1,169 1,139
5.00%, 02/20/2053 1,714 1,670
5.00%, 02/20/2055
(p)
7,110 6,909
5.50%, 05/20/2035 20 20
5.50%, 02/15/2038 210 214
5.50%, 02/20/2055
(p)
10,500 10,425
6.00%, 07/20/2028 4 4
6.00%, 11/20/2028 4 5
6.00%, 01/20/2029 5 5
6.00%, 07/20/2029 1 1
6.00%, 08/15/2031 10 11
6.00%, 01/15/2032 1 1
6.00%, 02/15/2032 2 2
6.00%, 02/15/2033 8 9
6.00%, 12/15/2033 8 8
6.00%, 02/20/2055
(p)
4,655 4,694
6.50%, 03/20/2028 1 1
6.50%, 05/20/2029 1 1
6.50%, 10/15/2032 3 3
6.50%, 12/15/2032 22 22
6.50%, 02/20/2055
(p)
1,150 1,172
7.00%, 06/15/2031 3 3
7.00%, 06/15/2032 17 18
8.00%, 01/20/2031 1 1
$ 41,798
U.S. Treasury - 0.80%
3.88%, 08/15/2040
(q)
4,720 4,265

Schedule of Investments
Core Plus Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Bill - 0.40%
4.18%, 04/22/2025
(r)
$ 1,570 $ 1,556
4.26%, 03/06/2025
(r)
610 608
$ 2,164
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 144,582
Total Investments $ 580,698
Other Assets and Liabilities -  (8.44)% (45,190)
TOTAL NET ASSETS - 100.00% $ 535,508
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $2,335 or
0.44% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $162,612 or 30.37% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $2,231 or 0.42% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security purchased on a when-issued basis.
(k) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l) Security is an Interest Only Strip.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2025, at which time the interest rate will be determined.
(p) Security was purchased in a "to-be-announced" ("TBA") transaction.
(q) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$3,999 or 0.75% of net assets.
(r) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 11,755 $ 115,980 $ 103,438 $ 24,297
$ 11,755 $ 115,980 $ 103,438 $ 24,297
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 245 $ — $ — $ —
$ 245 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Long 94 $ 10,231 $ (6)
US 10 Year Ultra Note; March 2025 Short 12 1,336 (13)
US 2 Year Note; March 2025 Long 411 84,512 (31)
US 5 Year Note; March 2025 Long 409 43,514 (158)
US Long Bond; March 2025 Long 242 27,565 (793)
US Ultra Bond; March 2025 Long 82 9,714 (211)
Total $ (1,212)
Amounts in thousands except contracts.

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 8.17% Shares Held Value (000's)
Closed-End Funds - 2.25%
Cliffwater Enhanced Lending Fund 3,841,876 $ 41,915
Variant Alternative Income Fund 550,443 14,906
$ 56,821
Exchange-Traded Funds - 1.22%
iShares Broad USD High Yield Corporate Bond
ETF
334,512 12,474
iShares Core U.S. Aggregate Bond ETF 31,293 3,048
iShares J.P. Morgan USD Emerging Markets Bond
ETF
33,770 3,058
Vanguard Intermediate-Term Corporate Bond ETF 151,430 12,235
$ 30,815
Money Market Funds - 4.70%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
8,055,635 8,055
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
110,677,210 110,678
$ 118,733
TOTAL INVESTMENT COMPANIES $ 206,369
COMMON STOCKS - 1.98% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e),(f)
385,347 $ —
Entertainment - 0.07%
Crown Finance US Inc - 1145 Shares
(d)
360 9
Crown Finance US Inc - 4A2 Shares
(d)
67,603 1,687
$ 1,696
Healthcare - Services - 0.02%
Sound Inpatient Physicians Inc - Class A
(d),(e)
4,565,306 238
Sound Inpatient Physicians Inc - Class A2
(d),(e)
204,373 204
$ 442
Iron & Steel - 0.52%
Specialty Steel Holdings, Inc.
(d),(e),(f)
87 13,220
Mining - 1.18%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
6,589 711
Burgundy Diamond Mines Ltd
(d)
11,967,877 421
Real Alloy Holding Inc
(d),(e),(f)
362 28,786
$ 29,918
Miscellaneous Manufacturers - 0.16%
Utex Industries
(f)
120,675 4,083
Utex Industries - Warrants
(d),(f)
53,725 —
$ 4,083
Retail - 0.00%
JOANN Inc
(d),(e)
3,755 —
Semiconductors - 0.00%
Bright Bidco - 1145 Shares
(d)
10,688 3
Bright Bidco - 4A2 Shares
(d)
14,600 5
$ 8
Software - 0.03%
Avaya Holdings Corp
(d)
12,271 70
Avaya Holdings Corp
(d)
46,100 261
Skillsoft Corp
(d)
11,541 346
$ 677
TOTAL COMMON STOCKS $ 50,044
PREFERRED STOCKS - 1.05% Shares Held Value (000's)
Banks - 0.18%
KeyCorp 6.13%, 12/15/2026
(h)
45,339 $ 1,124
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
KeyCorp 6.20%, 12/15/2027
(h)
7,500 183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.13%
Morgan Stanley 4.25%, 01/15/2027
(h)
11,085 205
Morgan Stanley 5.85%, 04/15/2027
(h)
59,100 1,440
3 Month USD LIBOR + 3.49%
Morgan Stanley 6.50%, 10/15/2027
(h)
8,715 224
Northern Trust Corp 4.70%, 04/01/2025
(h)
4,858 100
Regions Financial Corp 5.70%, 05/15/2029
(h)
37,100 918
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
PREFERRED STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Regions Financial Corp 6.95%, 09/15/2029
(h)
5,900 $ 151
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
Wells Fargo & Co 4.70%, 12/15/2025
(h)
7,070 141
$ 4,486
Diversified Financial Services - 0.10%
Affiliated Managers Group Inc 4.75%,
09/30/2060
(i)
2,874 54
Affiliated Managers Group Inc 5.88%, 03/30/2059 7,463 173
Capital One Financial Corp 4.80%, 06/01/2025
(h)
13,934 266
Stifel Financial Corp 4.50%, 08/15/2026
(h)
2,239 40
Voya Financial Inc 5.35%, 09/15/2029
(h)
77,215 1,865
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.21%
$ 2,398
Electric - 0.32%
CMS Energy Corp 5.88%, 03/01/2079 159,839 3,811
DTE Energy Co 4.38%, 12/01/2081 6,005 113
DTE Energy Co 5.25%, 12/01/2077 35,000 788
Entergy Louisiana LLC 4.88%, 09/01/2066 9,359 200
NextEra Energy Capital Holdings Inc 5.65%,
03/01/2079
102,304 2,403
Southern Co/The 5.25%, 12/01/2077 30,863 687
$ 8,002
Food - 0.04%
Dairy Farmers of America Inc 7.88%,
12/01/2025
(h),(j)
10,000 965
Insurance - 0.07%
Allstate Corp/The 4.75%, 04/15/2025
(h)
4,065 83
Allstate Corp/The 5.10%, 04/15/2025
(h)
8,460 190
Corebridge Financial Inc 6.38%, 12/15/2064 20,000 493
Equitable Holdings Inc 4.30%, 03/15/2026
(h)
5,055 92
Equitable Holdings Inc 5.25%, 03/15/2025
(h)
21,903 469
Prudential Financial Inc 5.63%, 08/15/2058 5,000 117
Prudential Financial Inc 5.95%, 09/01/2062 17,597 442
$ 1,886
REITs - 0.34%
Kimco Realty Corp 5.25%, 03/06/2025
(h)
5,967 128
Prologis Inc 8.54%, 11/13/2026
(h)
66,176 3,772
Public Storage 3.95%, 08/17/2026
(h)
6,233 104
Public Storage 4.00%, 06/16/2026
(h)
83,260 1,401
Public Storage 4.13%, 08/14/2025
(h)
80,000 1,397
Public Storage 4.63%, 06/17/2025
(h)
14,712 286
Public Storage 4.70%, 03/06/2025
(h)
25,200 496
Public Storage 5.60%, 03/06/2025
(h)
46,261 1,101
$ 8,685
TOTAL PREFERRED STOCKS $ 26,422
BONDS - 70.37%
Principal
Amount (000's) Value (000's)
Advertising - 0.68%
Clear Channel Outdoor Holdings Inc
7.88%, 04/01/2030
(j)
$ 6,600 $ 6,830
9.00%, 09/15/2028
(j)
840 883
MMS USA Holdings Inc
1.25%, 06/13/2028 EUR 100 98
Omnicom Group Inc
4.20%, 06/01/2030 $ 100 97
5.30%, 11/01/2034 972 958
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(j)
1,350 1,264
4.63%, 03/15/2030
(i),(j)
2,650 2,463
5.00%, 08/15/2027
(j)
4,625 4,549
WPP Finance SA
4.13%, 05/30/2028 EUR 100 107
$ 17,249

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense - 0.67%
Airbus SE
1.63%, 06/09/2030 EUR 100 $ 97
BAE Systems PLC
3.40%, 04/15/2030
(j)
$ 200 185
5.50%, 03/26/2054
(j)
257 249
Boeing Co/The
2.95%, 02/01/2030 100 90
3.10%, 05/01/2026 200 196
3.38%, 06/15/2046 559 368
3.60%, 05/01/2034 358 304
3.75%, 02/01/2050 1,061 733
5.15%, 05/01/2030 665 661
5.71%, 05/01/2040 100 96
5.81%, 05/01/2050 509 479
5.93%, 05/01/2060 678 633
6.26%, 05/01/2027 511 524
7.01%, 05/01/2064 50 54
GE Capital Funding LLC
4.55%, 05/15/2032 200 192
General Dynamics Corp
4.25%, 04/01/2050 25 20
L3Harris Technologies Inc
5.05%, 04/27/2045 100 92
5.25%, 06/01/2031 625 628
5.40%, 01/15/2027 100 101
5.40%, 07/31/2033 607 608
Lockheed Martin Corp
4.70%, 12/15/2031 744 734
4.75%, 02/15/2034 100 97
5.90%, 11/15/2063 100 103
Northrop Grumman Corp
5.15%, 05/01/2040 50 48
5.25%, 05/01/2050 100 94
RTX Corp
3.75%, 11/01/2046 150 113
4.15%, 05/15/2045 50 40
4.45%, 11/16/2038 100 89
5.38%, 02/27/2053 828 786
5.75%, 01/15/2029 200 207
TransDigm Inc
4.63%, 01/15/2029 25 24
4.88%, 05/01/2029 3,010 2,857
6.63%, 03/01/2032
(j)
1,240 1,261
6.88%, 12/15/2030
(j)
1,760 1,803
7.13%, 12/01/2031
(j)
2,175 2,246
$ 16,812
Agriculture - 0.11%
Altria Group Inc
3.40%, 05/06/2030 150 138
3.70%, 02/04/2051 100 68
5.95%, 02/14/2049 100 98
Archer-Daniels-Midland Co
2.50%, 08/11/2026 100 97
4.50%, 08/15/2033 100 95
BAT Capital Corp
6.34%, 08/02/2030 150 158
7.08%, 08/02/2043 100 109
7.08%, 08/02/2053 50 55
BAT International Finance PLC
5.93%, 02/02/2029 100 103
BAT Netherlands Finance BV
3.13%, 04/07/2028 EUR 100 105
British American Tobacco PLC
3.75%, 06/27/2029
(h),(k)
100 101
EUR Swap Annual (VS 6 Month) 5 Year +
3.95%
Bunge Ltd Finance Corp
3.75%, 09/25/2027 $ 100 98
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Agriculture (continued)
Cargill Inc
4.76%, 11/23/2045
(j)
$ 100 $ 89
Darling Ingredients Inc
6.00%, 06/15/2030
(j)
1,000 995
Imperial Brands Finance Netherlands BV
1.75%, 03/18/2033 EUR 100 89
Philip Morris International Inc
0.80%, 08/01/2031 100 89
2.88%, 05/14/2029 100 103
5.25%, 09/07/2028 $ 75 76
5.63%, 09/07/2033 200 204
$ 2,870
Airlines - 0.41%
American Airlines 2017-2 Class AA Pass Through
Trust
3.35%, 04/15/2031 65 61
American Airlines Group Inc
10.75%, PIK 12.00%; 02/15/2026
(j),(l),(m)
750 765
10.75%, PIK 10.75%; 02/15/2026
(j),(l),(m)
3,850 3,927
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(j)
1,250 1,247
British Airways 2019-1 Class AA Pass Through
Trust
3.30%, 06/15/2034
(j)
78 71
British Airways 2021-1 Class A Pass Through Trust
2.90%, 09/15/2036
(j)
841 747
Qantas Airways Ltd
2.95%, 11/27/2029 AUD 100 56
Southwest Airlines Co
5.13%, 06/15/2027 $ 100 100
United Airlines 2023-1 Class A Pass Through Trust
5.80%, 07/15/2037 96 97
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(i),(j)
1,400 1,283
9.50%, 06/01/2028
(i),(j)
1,925 1,981
$ 10,335
Apparel - 0.01%
Kering SA
3.63%, 09/05/2027 EUR 100 106
3.63%, 09/05/2031 100 106
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/2028 100 96
NIKE Inc
3.25%, 03/27/2040 $ 100 78
$ 386
Automobile Asset Backed Securities - 1.13%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 1,375 1,374
AmeriCredit Automobile Receivables Trust 2022-2
4.38%, 04/18/2028 972 971
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,899 1,907
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 624 627
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 1,584 1,590
Carmax Auto Owner Trust 2023-2
5.50%, 06/15/2026 176 176
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 1,500 1,506
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(j)
791 794
Chase Auto Owner Trust 2024-4
4.94%, 07/25/2029
(j)
653 657
5.25%, 09/27/2027
(j)
1,393 1,398
Ford Credit Auto Owner Trust 2022-A
1.29%, 06/15/2026 228 226

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Automobile Leasing Trust 2023-3
4.82%, 01/20/2026 $ 185 $ 185
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 870 872
GM Financial Automobile Leasing Trust 2024-3
4.84%, 01/20/2027 1,930 1,932
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
GM Financial Consumer Automobile Receivables
Trust 2021-3
0.73%, 08/16/2027 4,000 3,934
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 162 163
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 253 253
Hyundai Auto Receivables Trust 2024-A
4.99%, 02/15/2029 1,000 1,007
Santander Drive Auto Receivables Trust 2023-5
6.31%, 07/15/2027 327 328
Santander Drive Auto Receivables Trust 2023-6
6.08%, 05/17/2027 1,318 1,320
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 203 203
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 975 978
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 1,852 1,856
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 1,245 1,245
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(j)
1,232 1,237
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(j)
430 431
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(j)
822 825
Toyota Auto Receivables 2022-B Owner Trust
2.93%, 09/15/2026 359 357
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 323 324
$ 28,676
Automobile Manufacturers - 0.80%
American Honda Finance Corp
4.70%, 01/12/2028 200 200
BMW Finance NV
3.63%, 05/22/2035 EUR 50 53
BMW US Capital LLC
2.80%, 04/11/2026
(j)
$ 200 196
3.75%, 04/12/2028
(j)
200 194
Cummins Inc
5.15%, 02/20/2034 50 50
Daimler Truck Finance North America LLC
2.50%, 12/14/2031
(j)
260 220
4.95%, 01/13/2028
(i),(j)
370 371
5.13%, 09/25/2027
(j)
238 240
5.13%, 01/19/2028
(i),(j)
456 459
Daimler Truck International Finance BV
3.88%, 06/19/2026 EUR 100 105
Ford Motor Co
4.75%, 01/15/2043 $ 230 182
5.29%, 12/08/2046
(i)
100 85
Ford Motor Credit Co LLC
2.90%, 02/10/2029 200 180
4.00%, 11/13/2030 3,250 2,943
4.27%, 01/09/2027 300 295
4.45%, 02/14/2030 EUR 100 107
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Ford Motor Credit Co LLC (continued)
6.05%, 11/05/2031 $ 1,525 $ 1,517
General Motors Co
6.13%, 10/01/2025 124 125
6.25%, 10/02/2043 100 98
General Motors Financial Co Inc
2.70%, 06/10/2031 668 568
4.30%, 02/15/2029 EUR 100 108
5.60%, 06/18/2031 $ 2,089 2,094
5.75%, 02/08/2031 297 301
5.80%, 06/23/2028 200 204
6.10%, 01/07/2034 25 25
6.40%, 01/09/2033 100 104
General Motors Financial of Canada Ltd
5.20%, 02/09/2028 CAD 100 72
Honda Canada Finance Inc
4.87%, 09/23/2027 100 71
Hyundai Capital America
1.65%, 09/17/2026
(i),(j)
$ 200 190
4.88%, 11/01/2027
(j)
1,147 1,145
5.30%, 06/24/2029
(j)
700 704
5.30%, 01/08/2030
(j)
704 706
5.35%, 03/19/2029
(j)
664 668
5.68%, 06/26/2028
(j)
250 255
6.50%, 01/16/2029
(j)
482 504
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2028
(j)
200 199
5.05%, 08/03/2033
(j)
150 146
Mercedes-Benz Group AG
1.38%, 05/11/2028 EUR 200 199
Nissan Motor Co Ltd
4.81%, 09/17/2030
(j)
$ 200 186
PACCAR Financial Corp
4.45%, 03/30/2026 200 200
RCI Banque SA
1.13%, 01/15/2027 EUR 100 100
3.88%, 01/12/2029 100 106
Stellantis NV
1.25%, 06/20/2033 150 127
2.75%, 05/15/2026 100 104
Toyota Credit Canada Inc
2.73%, 08/25/2025 CAD 200 137
Toyota Motor Corp
5.28%, 07/13/2026 $ 100 101
Toyota Motor Credit Corp
1.90%, 04/06/2028 200 184
3.38%, 04/01/2030 100 93
3.85%, 07/24/2030 EUR 100 108
4.60%, 10/10/2031 $ 653 638
5.25%, 09/11/2028 200 204
Traton Finance Luxembourg SA
1.25%, 03/24/2033 EUR 100 88
4.25%, 05/16/2028 100 107
Volkswagen Financial Services AG
0.88%, 01/31/2028 200 195
Volkswagen Group of America Finance LLC
4.60%, 06/08/2029
(j)
$ 200 194
4.90%, 08/14/2026
(j)
721 720
Volkswagen International Finance NV
1.25%, 09/23/2032 EUR 100 89
3.88%, 03/29/2026 200 210
4.13%, 11/16/2038 100 109
4.63%, 06/27/2028
(h),(k)
100 103
EUR Swap Annual (VS 6 Month) 10 Year +
3.98%
4.63%, 03/24/2026
(h),(k)
100 104
EUR Swap Annual (VS 6 Month) 12 Year +
2.97%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)
Volvo Treasury AB
3.88%, 08/29/2026 EUR 100 $ 105
$ 20,195
Automobile Parts & Equipment - 0.76%
Aptiv Swiss Holdings Ltd
5.15%, 09/13/2034 $ 200 190
Clarios Global LP / Clarios US Finance Co
6.75%, 02/15/2030
(j)
775 787
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(j)
7,976 6,500
IHO Verwaltungs GmbH
8.00%, PIK 8.50%; 11/15/2032
(j),(l),(m)
3,400 3,394
LG Energy Solution Ltd
5.50%, 07/02/2034
(j)
2,000 1,935
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(j)
7,135 6,205
Robert Bosch GmbH
4.00%, 06/02/2035 EUR 100 108
$ 19,119
Banks - 11.49%
ABN AMRO Bank NV
2.47%, 12/13/2029
(j),(k)
$ 200 182
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
3.88%, 12/21/2026 EUR 100 106
4.50%, 11/21/2034 100 113
AIB Group PLC
4.63%, 07/23/2029
(k)
100 109
EUR Swap Annual (VS 6 Month) 1 Year +
1.95%
ANZ New Zealand Int'l Ltd/London
5.36%, 08/14/2028
(j)
$ 200 204
Australia & New Zealand Banking Group Ltd
5.20%, 09/30/2035
(j),(k)
200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.47%
Australia & New Zealand Banking Group Ltd/
United Kingdom
6.75%, 06/15/2026
(h),(j),(k),(n)
2,600 2,643
USD Swap Rate NY 5 Year + 5.17%
Banca Transilvania SA
7.25%, 12/07/2028
(k)
EUR 575 637
Euribor Swap Rate 1 Year + 4.29%
Banco Bilbao Vizcaya Argentaria SA
3.88%, 01/15/2034 100 108
4.63%, 01/13/2031
(k)
100 110
3 Month Euro Interbank Offered Rate +
1.70%
9.38%, 03/19/2029
(h),(k),(n)
$ 1,500 1,636
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.10%
Banco de Sabadell SA
4.25%, 09/13/2030
(k)
EUR 100 108
Euribor Swap Rate 1 Year + 1.60%
Banco Mercantil del Norte SA/Grand Cayman
8.38%, 05/20/2031
(h),(j),(k)
$ 3,200 3,167
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
Banco Santander Chile
3.18%, 10/26/2031
(i)
150 132
Banco Santander SA
0.20%, 02/11/2028 EUR 100 96
1.72%, 09/14/2027
(k)
$ 200 190
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
3.22%, 11/22/2032
(k)
200 173
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.60%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Banco Santander SA (continued)
3.75%, 01/09/2034 EUR 100 $ 107
4.75%, 08/30/2028
(k)
GBP 100 124
Generic Britain 1 Year Government Bond +
2.50%
5.57%, 01/17/2030 $ 200 203
6.35%, 03/14/2034 1,800 1,839
9.63%, 11/21/2028
(h),(k),(n)
2,400 2,645
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
Bank Gospodarstwa Krajowego
5.75%, 07/09/2034
(j)
1,900 1,900
Bank of America Corp
1.10%, 05/24/2032
(k)
EUR 100 92
3 Month Euro Interbank Offered Rate +
0.95%
1.38%, 05/09/2030
(k)
100 97
3 Month Euro Interbank Offered Rate +
0.91%
1.73%, 07/22/2027
(k)
$ 200 191
Secured Overnight Financing Rate + 0.96%
2.59%, 04/29/2031
(k)
200 177
Secured Overnight Financing Rate + 2.15%
2.68%, 06/19/2041
(k)
25 17
Secured Overnight Financing Rate + 1.93%
3.31%, 04/22/2042 872 657
Secured Overnight Financing Rate + 3.16%
3.42%, 12/20/2028
(k)
1,955 1,877
CME Term Secured Overnight Financing
Rate 3 Month + 1.30%
3.62%, 03/16/2028
(k)
CAD 200 138
Canadian Dollar Offered Rate 3 Month +
1.48%
3.85%, 03/08/2037
(k)
$ 3,247 2,886
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.00%
3.95%, 01/23/2049
(k)
100 78
CME Term Secured Overnight Financing
Rate 3 Month + 1.45%
3.97%, 02/07/2030
(k)
1,484 1,428
CME Term Secured Overnight Financing
Rate 3 Month + 1.47%
4.08%, 04/23/2040
(k)
1,154 989
CME Term Secured Overnight Financing
Rate 3 Month + 1.58%
4.08%, 03/20/2051
(k)
100 79
CME Term Secured Overnight Financing
Rate 3 Month + 3.41%
4.24%, 04/24/2038
(k)
100 89
CME Term Secured Overnight Financing
Rate 3 Month + 2.08%
4.25%, 10/22/2026 200 199
4.38%, 01/27/2027
(h),(k)
4,000 3,881
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.76%
4.57%, 04/27/2033
(k)
1,319 1,262
Secured Overnight Financing Rate + 1.83%
4.75%, 04/21/2045 100 88
4.98%, 01/24/2029
(k)
100 100
Secured Overnight Financing Rate + 0.83%
5.02%, 07/22/2033
(k)
200 197
Secured Overnight Financing Rate + 2.16%
5.16%, 01/24/2031
(k)
100 100
Secured Overnight Financing Rate + 1.00%
5.20%, 04/25/2029
(k)
100 101
Secured Overnight Financing Rate + 1.63%
5.43%, 08/15/2035
(k)
628 612
Secured Overnight Financing Rate + 1.91%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Bank of America Corp (continued)
5.47%, 01/23/2035
(k)
$ 100 $ 100
Secured Overnight Financing Rate + 1.65%
5.51%, 01/24/2036
(k)
100 101
Secured Overnight Financing Rate + 1.31%
5.52%, 10/25/2035
(k)
1,673 1,636
Secured Overnight Financing Rate + 1.74%
5.82%, 09/15/2029
(k)
100 103
Secured Overnight Financing Rate + 1.57%
5.87%, 09/15/2034
(k)
100 103
Secured Overnight Financing Rate + 1.84%
5.93%, 09/15/2027
(k)
200 204
Secured Overnight Financing Rate + 1.34%
6.11%, 01/29/2037 769 797
6.13%, 04/27/2027
(h),(k)
3,900 3,943
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.23%
Bank of Georgia JSC
9.50%, 07/16/2029
(h),(j),(k),(n)
2,500 2,444
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.62%
Bank of Ireland Group PLC
1.38%, 08/11/2031
(k)
EUR 100 101
EUR Swap Annual (VS 6 Month) 5 Year +
1.65%
4.63%, 11/13/2029
(k)
100 110
Euribor Swap Rate 1 Year + 1.55%
Bank of Montreal
3.65%, 04/01/2027 CAD 100 69
4.70%, 09/14/2027 $ 100 100
5.04%, 05/29/2028 CAD 200 144
7.70%, 05/26/2084
(k)
$ 800 828
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
Bank of New York Mellon Corp/The
3.70%, 03/20/2026
(h),(k)
5,588 5,448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.35%
4.60%, 07/26/2030
(k)
200 198
Secured Overnight Financing Rate + 1.76%
4.70%, 09/20/2025
(h),(k)
1,800 1,792
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.36%
4.95%, 04/26/2027
(k)
100 100
Secured Overnight Financing Rate + 1.03%
4.97%, 04/26/2034
(k)
100 98
Secured Overnight Financing Rate + 1.61%
Bank of Nova Scotia/The
1.05%, 03/02/2026 100 96
1.85%, 11/02/2026 CAD 100 67
1.95%, 02/02/2027
(i)
$ 100 95
3.63%, 10/27/2081
(k)
1,500 1,405
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
4.59%, 05/04/2037 1,659 1,524
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.10%
5.65%, 02/01/2034 812 831
7.35%, 04/27/2085
(k)
400 400
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
8.00%, 01/27/2084
(k)
3,000 3,129
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
8.63%, 10/27/2082
(k)
1,000 1,054
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.39%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BankUnited Inc
4.88%, 11/17/2025
(i)
$ 1,065 $ 1,064
5.13%, 06/11/2030 822 795
Banque Federative du Credit Mutuel SA
0.10%, 10/08/2027 EUR 100 97
1.88%, 11/04/2026 200 204
3.75%, 02/03/2034 100 106
4.13%, 06/14/2033 100 110
4.38%, 05/02/2030 100 109
Barclays PLC
3.33%, 11/24/2042
(k)
$ 200 146
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.30%
3.56%, 09/23/2035
(k)
1,781 1,588
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.94%, 09/10/2030
(k)
1,330 1,310
Secured Overnight Financing Rate + 1.56%
5.26%, 01/29/2034
(k)
EUR 100 115
EUR Swap Annual (VS 6 Month) 1 Year +
2.55%
6.50%, 09/13/2027
(k)
$ 200 205
Secured Overnight Financing Rate + 1.88%
6.69%, 09/13/2034
(k)
200 213
Secured Overnight Financing Rate + 2.62%
8.41%, 11/14/2032
(k)
GBP 100 133
Generic Britain 5 Year Government Bond +
4.75%
9.63%, 12/15/2029
(h),(i),(k),(n)
$ 2,000 2,227
USD Secured Overnight Financing Rate ICE
Swap Rate 5 Year + 5.78%
BNP Paribas SA
0.13%, 09/04/2026 EUR 200 199
1.38%, 05/28/2029 100 97
2.50%, 03/31/2032
(k)
100 102
Euribor Swap Rate 5 Year + 1.60%
2.88%, 02/24/2029 GBP 100 114
4.13%, 05/24/2033 EUR 100 111
4.16%, 08/28/2034
(k)
100 106
Euribor Swap Rate 5 Year + 1.70%
5.20%, 01/10/2030
(j),(k)
$ 200 200
CME Term Secured Overnight Financing
Rate 3 Month + 2.83%
5.28%, 11/19/2030
(j),(k)
2,252 2,244
Secured Overnight Financing Rate + 1.28%
5.34%, 06/12/2029
(j),(k)
200 202
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.75%, 06/13/2032 GBP 100 126
7.38%, 08/19/2025
(h),(j),(k),(n)
$ 5,000 5,041
USD Swap Rate NY 5 Year + 5.15%
BOI Finance BV
7.50%, 02/16/2027 EUR 3,275 3,372
BOS Funding Ltd
5.25%, 09/12/2029 $ 200 193
BPCE SA
0.25%, 01/14/2031 EUR 100 88
3.50%, 10/23/2027
(j)
$ 250 240
3.58%, 10/19/2042
(j),(k)
950 676
Secured Overnight Financing Rate + 1.95%
3.63%, 04/17/2026 EUR 100 105
4.25%, 01/11/2035
(k)
100 109
3 Month Euro Interbank Offered Rate +
1.85%
4.25%, 07/16/2035
(k)
100 106
Euribor Swap Rate 5 Year + 1.95%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BPCE SA (continued)
4.63%, 03/02/2030
(k)
EUR 100 $ 109
3 Month Euro Interbank Offered Rate +
1.60%
4.88%, 04/01/2026
(j)
$ 250 249
6.92%, 01/14/2046
(j),(k)
355 367
Secured Overnight Financing Rate + 2.61%
Burgan Bank SAK
2.75%, 12/15/2031
(k)
2,750 2,568
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.23%
CaixaBank SA
0.63%, 01/21/2028
(k)
EUR 200 199
3 Month Euro Interbank Offered Rate +
0.62%
4.38%, 08/08/2036
(k)
100 106
Euribor Swap Rate 5 Year + 1.95%
5.67%, 03/15/2030
(j),(k)
$ 200 203
Secured Overnight Financing Rate + 1.78%
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027 200 195
5.35%, 04/20/2033
(k)
CAD 100 72
Canadian Overnight Repo Rate Average
Compounded Index + 2.23%
5.50%, 01/14/2028 100 73
Citibank NA
4.93%, 08/06/2026 $ 958 963
5.57%, 04/30/2034 847 861
Citigroup Inc
0.50%, 11/01/2028 CHF 200 217
1.46%, 06/09/2027
(k)
$ 100 96
Secured Overnight Financing Rate + 0.77%
2.52%, 11/03/2032
(k)
200 168
Secured Overnight Financing Rate + 1.18%
2.57%, 06/03/2031
(k)
100 88
Secured Overnight Financing Rate + 2.11%
2.67%, 01/29/2031
(k)
300 267
Secured Overnight Financing Rate + 1.15%
2.90%, 11/03/2042
(k)
328 230
Secured Overnight Financing Rate + 1.38%
3.71%, 09/22/2028
(k)
EUR 200 213
3 Month Euro Interbank Offered Rate +
1.25%
3.79%, 03/17/2033
(k)
$ 1,804 1,628
Secured Overnight Financing Rate + 1.94%
3.88%, 02/18/2026
(h),(k)
3,000 2,938
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.42%
4.00%, 12/10/2025
(h),(k)
1,500 1,478
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.60%
4.45%, 09/29/2027 1,127 1,114
4.54%, 09/19/2030
(k)
1,004 979
Secured Overnight Financing Rate + 1.34%
4.66%, 05/24/2028
(k)
100 100
Secured Overnight Financing Rate + 1.89%
5.17%, 02/13/2030
(k)
200 201
Secured Overnight Financing Rate + 1.36%
5.30%, 05/06/2044 100 95
5.41%, 09/19/2039
(k)
1,234 1,177
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.73%
5.45%, 06/11/2035
(k)
100 100
Secured Overnight Financing Rate + 1.45%
5.88%, 02/22/2033 1,498 1,536
6.17%, 05/25/2034 486 495
Secured Overnight Financing Rate + 5.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Citizens Financial Group Inc
2.64%, 09/30/2032 $ 1,806 $ 1,477
4.00%, 10/06/2026
(h),(i),(k)
1,000 955
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.22%
5.65%, 10/06/2025
(h),(i),(k)
2,100 2,089
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.31%
5.72%, 07/23/2032
(k)
934 943
Secured Overnight Financing Rate + 1.91%
5.84%, 01/23/2030
(k)
100 102
Secured Overnight Financing Rate + 2.01%
Comerica Inc
5.98%, 01/30/2030
(k)
100 101
Secured Overnight Financing Rate + 2.16%
Commerzbank AG
1.50%, 08/28/2028 EUR 100 99
4.88%, 10/16/2034
(k)
100 108
Euribor Swap Rate 5 Year + 2.15%
Commonwealth Bank of Australia
2.55%, 03/14/2027
(j)
$ 200 192
6.70%, 03/15/2038
(k)
AUD 200 133
3 Month Bank Bill Swap Rate + 2.45%
Cooperatieve Rabobank UA
0.88%, 05/05/2028
(k)
EUR 100 99
3 Month Euro Interbank Offered Rate +
1.18%
1.00%, 09/24/2026
(j),(k)
$ 2,951 2,878
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.73%
1.25%, 03/23/2026 EUR 100 102
3.75%, 07/21/2026 $ 250 246
4.63%, 05/23/2029 GBP 100 122
Cooperatieve Rabobank UA/NY
4.88%, 01/21/2028 $ 1,263 1,274
Credit Agricole SA
3.75%, 01/22/2034 EUR 100 107
3.88%, 11/28/2034 100 108
4.00%, 01/10/2033
(j),(k)
$ 250 238
USD Swap Semi-Annual 5 Year + 1.64%
4.88%, 10/23/2029 GBP 100 124
5.23%, 01/09/2029
(j),(k)
$ 1,447 1,452
Secured Overnight Financing Rate + 1.13%
5.30%, 07/12/2028
(j)
557 564
8.13%, 12/23/2025
(h),(j),(k),(n)
5,000 5,112
USD Swap Semi-Annual 5 Year + 6.19%
Credit Agricole SA/London
1.75%, 03/05/2029 EUR 100 99
Credit Mutuel Arkea SA
0.88%, 05/07/2027 200 199
Crelan SA
6.00%, 02/28/2030
(k)
100 114
Euribor Swap Rate 1 Year + 2.85%
Danske Bank A/S
4.13%, 01/10/2031
(k)
100 109
EUR Swap Annual (VS 6 Month) 1 Year +
1.25%
4.38%, 05/18/2026
(h),(k),(n)
$ 3,000 2,940
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.39%
Deutsche Bank AG
1.63%, 01/20/2027 EUR 200 203
Deutsche Bank AG/New York NY
3.73%, 01/14/2032
(k)
$ 361 318
Secured Overnight Financing Rate + 2.76%
3.74%, 01/07/2033
(k)
1,150 991
Secured Overnight Financing Rate + 2.26%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Deutsche Bank AG/New York NY (continued)
5.00%, 09/11/2030
(k)
$ 1,178 $ 1,158
Secured Overnight Financing Rate + 1.70%
6.72%, 01/18/2029
(k)
190 198
Secured Overnight Financing Rate + 3.18%
7.08%, 02/10/2034
(k)
225 234
Secured Overnight Financing Rate + 3.65%
DNB Bank ASA
0.25%, 02/23/2029
(k)
EUR 100 96
3 Month Euro Interbank Offered Rate +
0.53%
3.63%, 02/16/2027
(k)
200 209
3 Month Euro Interbank Offered Rate +
0.63%
Federation des Caisses Desjardins du Quebec
5.48%, 08/16/2028 CAD 200 147
Fifth Third Bancorp
6.36%, 10/27/2028
(k)
$ 50 52
Secured Overnight Financing Rate + 2.19%
Fifth Third Bank NA
4.97%, 01/28/2028
(k)
647 650
Secured Overnight Financing Rate + 0.81%
First Horizon Bank
5.75%, 05/01/2030 2,245 2,247
FNB Corp/PA
5.72%, 12/11/2030
(k)
942 936
Secured Overnight Financing Rate + 1.93%
Goldman Sachs Group Inc/The
0.88%, 01/21/2030 EUR 200 188
1.25%, 02/07/2029 100 97
1.43%, 03/09/2027
(k)
$ 200 193
Secured Overnight Financing Rate + 0.80%
1.54%, 09/10/2027
(k)
443 420
Secured Overnight Financing Rate + 0.82%
2.38%, 07/21/2032
(k)
977 824
Secured Overnight Financing Rate + 1.25%
3.10%, 02/24/2033
(k)
150 130
Secured Overnight Financing Rate + 1.41%
3.21%, 04/22/2042
(k)
950 698
Secured Overnight Financing Rate + 1.51%
3.63%, 10/29/2029
(k)
GBP 100 119
Generic Britain 1 Year Government Bond +
1.95%
4.02%, 10/31/2038
(k)
$ 100 85
CME Term Secured Overnight Financing
Rate 3 Month + 1.63%
4.22%, 05/01/2029
(k)
1,715 1,677
CME Term Secured Overnight Financing
Rate 3 Month + 1.56%
4.39%, 06/15/2027
(k)
200 199
Secured Overnight Financing Rate + 1.51%
4.69%, 10/23/2030
(k)
433 425
Secured Overnight Financing Rate + 1.14%
5.15%, 05/22/2045 100 92
5.33%, 07/23/2035
(k)
100 98
Secured Overnight Financing Rate + 1.55%
5.56%, 11/19/2045
(k)
100 97
Secured Overnight Financing Rate + 1.58%
5.73%, 04/25/2030
(k)
100 102
Secured Overnight Financing Rate + 1.27%
5.73%, 01/28/2056
(k)
546 543
Secured Overnight Financing Rate + 1.70%
5.85%, 04/25/2035 746 762
Secured Overnight Financing Rate + 3.10%
6.45%, 05/01/2036 50 53
6.56%, 10/24/2034
(k)
100 108
Secured Overnight Financing Rate + 1.95%
6.75%, 10/01/2037 2,137 2,296
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Goldman Sachs Group Inc/The (continued)
6.85%, 02/10/2030
(h),(k)
$ 2,800 $ 2,826
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.46%
7.50%, 05/10/2029
(h),(k)
1,700 1,780
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.81%
HSBC Holdings PLC
3.45%, 09/25/2030
(k)
EUR 100 105
3 Month Euro Interbank Offered Rate +
1.19%
3.97%, 05/22/2030
(k)
$ 200 190
CME Term Secured Overnight Financing
Rate 3 Month + 1.87%
5.60%, 05/17/2028
(k)
200 203
Secured Overnight Financing Rate + 1.06%
5.73%, 05/17/2032
(k)
1,310 1,331
Secured Overnight Financing Rate + 1.52%
5.87%, 11/18/2035
(k)
1,126 1,110
Secured Overnight Financing Rate + 1.90%
5.89%, 08/14/2027
(k)
200 203
Secured Overnight Financing Rate + 1.57%
6.33%, 03/09/2044 1,281 1,356
Secured Overnight Financing Rate + 5.30%
6.36%, 11/16/2032
(k)
EUR 100 112
EUR Swap Annual (VS 6 Month) 5 Year +
3.30%
6.55%, 06/20/2034
(k)
$ 200 208
Secured Overnight Financing Rate + 2.98%
8.20%, 11/16/2034
(k)
GBP 150 205
Generic Britain 5 Year Government Bond +
4.55%
Huntington Bancshares Inc/OH
4.45%, 10/15/2027
(h),(k)
$ 3,100 2,979
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 4.05%
5.63%, 07/15/2030
(h),(k)
1,000 979
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.95%
Huntington National Bank/The
4.55%, 05/17/2028
(k)
250 248
Secured Overnight Financing Rate + 1.65%
ING Groep NV
0.88%, 06/09/2032
(k)
EUR 100 99
Euribor Swap Rate 5 Year + 1.15%
1.40%, 07/01/2026
(j),(k)
$ 2,589 2,553
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.10%
1.75%, 02/16/2031
(k)
EUR 100 97
3 Month Euro Interbank Offered Rate +
1.15%
3.88%, 08/12/2029
(k)
100 107
3 Month Euro Interbank Offered Rate +
1.72%
4.02%, 03/28/2028
(k)
$ 200 196
Secured Overnight Financing Rate + 1.83%
4.75%, 05/23/2034
(k)
EUR 100 113
3 Month Euro Interbank Offered Rate +
1.90%
5.00%, 02/20/2035
(k)
100 110
Euribor Swap Rate 5 Year + 2.20%
5.75%, 11/16/2026
(h),(k),(n)
$ 2,600 2,589
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.34%
6.11%, 09/11/2034
(k)
355 368
Secured Overnight Financing Rate + 2.09%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
2.50%, 01/15/2030 GBP 100 $ 110
4.00%, 09/23/2029
(j)
$ 200 189
5.13%, 08/29/2031 EUR 100 115
6.63%, 06/20/2033
(j)
$ 200 210
7.78%, 06/20/2054
(j),(k)
1,612 1,762
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 3.90%
JPMorgan Chase & Co
0.60%, 02/17/2033
(k)
EUR 100 87
3 Month Euro Interbank Offered Rate +
0.65%
1.47%, 09/22/2027
(k)
$ 100 95
Secured Overnight Financing Rate + 0.77%
1.58%, 04/22/2027
(k)
200 193
Secured Overnight Financing Rate + 0.89%
2.07%, 06/01/2029
(k)
5,246 4,797
Secured Overnight Financing Rate + 1.02%
2.52%, 04/22/2031
(k)
300 265
Secured Overnight Financing Rate + 2.04%
2.53%, 11/19/2041
(k)
3,533 2,410
CME Term Secured Overnight Financing
Rate 3 Month + 1.51%
2.55%, 11/08/2032
(k)
415 353
Secured Overnight Financing Rate + 1.18%
3.54%, 05/01/2028 669 652
CME Term Secured Overnight Financing
Rate 3 Month + 3.28%
3.65%, 06/01/2026
(h),(k)
6,400 6,237
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
3.78%, 02/01/2028
(k)
400 392
CME Term Secured Overnight Financing
Rate 3 Month + 1.60%
3.88%, 07/24/2038
(k)
200 171
CME Term Secured Overnight Financing
Rate 3 Month + 1.62%
3.96%, 11/15/2048
(k)
100 79
CME Term Secured Overnight Financing
Rate 3 Month + 1.64%
4.51%, 10/22/2028
(k)
701 695
Secured Overnight Financing Rate + 0.86%
4.85%, 02/01/2044 100 92
4.91%, 07/25/2033
(k)
378 371
Secured Overnight Financing Rate + 2.08%
4.95%, 06/01/2045 100 91
5.01%, 01/23/2030
(k)
100 100
Secured Overnight Financing Rate + 1.31%
5.29%, 07/22/2035
(k)
100 99
Secured Overnight Financing Rate + 1.46%
5.30%, 07/24/2029
(k)
200 203
Secured Overnight Financing Rate + 1.45%
5.34%, 01/23/2035
(k)
100 100
Secured Overnight Financing Rate + 1.62%
5.72%, 09/14/2033
(k)
50 51
Secured Overnight Financing Rate + 2.58%
5.77%, 04/22/2035
(k)
100 103
Secured Overnight Financing Rate + 1.49%
6.25%, 10/23/2034 1,916 2,030
Secured Overnight Financing Rate + 3.62%
6.88%, 06/01/2029
(h),(i),(k)
800 835
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.74%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
KBC Group NV
4.38%, 11/23/2027
(k)
EUR 100 $ 107
3 Month Euro Interbank Offered Rate +
1.70%
4.75%, 04/17/2035
(k)
100 108
EUR Swap Annual (VS 6 Month) 5 Year +
2.25%
KeyBank NA/Cleveland OH
3.40%, 05/20/2026 $ 1,046 1,026
4.90%, 08/08/2032 1,115 1,059
KeyCorp
2.25%, 04/06/2027 100 95
KeyCorp Capital III
7.75%, 07/15/2029 795 829
Lloyds Banking Group PLC
1.99%, 12/15/2031
(k)
GBP 100 118
Generic Britain 5 Year Government Bond +
1.60%
2.00%, 04/12/2028
(k)
100 117
Generic Britain 1 Year Government Bond +
1.18%
3.88%, 05/14/2032
(k)
EUR 100 107
Euribor Swap Rate 1 Year + 1.18%
4.75%, 09/21/2031
(k)
100 112
EUR Swap Annual (VS 6 Month) 1 Year +
1.60%
5.68%, 01/05/2035
(k)
$ 626 628
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
5.72%, 06/05/2030
(k)
593 605
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.07%
5.87%, 03/06/2029
(k)
200 205
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.70%
7.50%, 09/27/2025
(h),(k),(n)
300 303
USD Swap Rate NY 5 Year + 4.50%
8.00%, 09/27/2029
(h),(k),(n)
3,000 3,144
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.91%
M&T Bank Corp
3.50%, 09/01/2026
(h),(k)
3,000 2,827
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
5.05%, 01/27/2034
(k)
100 96
Secured Overnight Financing Rate + 1.85%
Macquarie Bank Ltd
5.21%, 06/15/2026
(j)
200 202
Macquarie Group Ltd
3.76%, 11/28/2028
(j),(k)
100 97
3 Month USD LIBOR + 1.37%
5.49%, 11/09/2033
(j),(k)
100 100
Secured Overnight Financing Rate + 2.87%
Mediobanca Banca di Credito Finanziario SpA
1.00%, 07/17/2029
(k)
EUR 100 97
3 Month Euro Interbank Offered Rate +
0.90%
Mitsubishi UFJ Financial Group Inc
0.85%, 07/19/2029 200 190
1.54%, 07/20/2027
(k)
$ 200 191
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.75%
5.43%, 04/17/2035
(k)
200 200
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.00%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Mizuho Financial Group Inc
2.56%, 09/13/2031 $ 1,443 $ 1,216
3.98%, 05/21/2034 EUR 100 108
4.16%, 05/20/2028 100 108
5.67%, 05/27/2029
(k)
$ 200 204
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.50%
5.78%, 07/06/2029
(k)
1,959 2,009
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.65%
Morgan Stanley
0.50%, 02/07/2031
(k)
EUR 200 182
3 Month Euro Interbank Offered Rate +
0.72%
1.51%, 07/20/2027
(k)
$ 300 286
Secured Overnight Financing Rate + 0.86%
2.48%, 09/16/2036
(k)
935 769
Secured Overnight Financing Rate + 1.36%
2.51%, 10/20/2032
(k)
200 169
Secured Overnight Financing Rate + 1.20%
3.22%, 04/22/2042
(k)
1,172 873
Secured Overnight Financing Rate + 1.49%
3.59%, 07/22/2028 2,170 2,101
3 Month USD LIBOR + 1.34%
3.62%, 04/01/2031 371 347
Secured Overnight Financing Rate + 6.24%
3.95%, 04/23/2027 200 197
4.65%, 10/18/2030
(k)
310 304
Secured Overnight Financing Rate + 1.10%
4.81%, 10/25/2028
(k)
EUR 300 327
3 Month Euro Interbank Offered Rate +
1.76%
5.17%, 01/16/2030
(k)
$ 2,076 2,085
Secured Overnight Financing Rate + 1.45%
5.30%, 04/20/2037
(k)
1,108 1,081
Secured Overnight Financing Rate + 2.62%
5.32%, 07/19/2035 621 614
Secured Overnight Financing Rate + 3.11%
5.42%, 07/21/2034
(k)
100 100
Secured Overnight Financing Rate + 1.88%
5.52%, 11/19/2055
(k)
655 634
Secured Overnight Financing Rate + 1.71%
5.60%, 03/24/2051
(k)
200 198
Secured Overnight Financing Rate + 4.84%
5.79%, 11/18/2033
(k)
GBP 100 129
SONIA Interest Rate Benchmark + 2.25%
5.83%, 04/19/2035
(k)
$ 100 102
Secured Overnight Financing Rate + 1.58%
5.94%, 02/07/2039
(k)
1,320 1,329
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.80%
6.63%, 11/01/2034
(k)
100 108
Secured Overnight Financing Rate + 2.05%
Morgan Stanley Bank NA
4.75%, 04/21/2026 300 301
5.50%, 05/26/2028
(k)
460 467
Secured Overnight Financing Rate + 0.87%
National Australia Bank Ltd
1.70%, 09/15/2031
(k)
GBP 100 117
Generic Britain 5 Year Government Bond +
1.40%
2.13%, 05/24/2028 EUR 100 102
2.33%, 08/21/2030
(j)
$ 250 214
National Bank of Canada
5.43%, 08/16/2032
(k)
CAD 100 72
Canadian Overnight Repo Rate Average +
2.32%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
National Bank of Uzbekistan
8.50%, 07/05/2029 $ 2,400 $ 2,454
NatWest Group PLC
1.64%, 06/14/2027
(k)
709 679
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.90%
2.06%, 11/09/2028
(k)
GBP 100 115
Generic Britain 1 Year Government Bond +
1.27%
3.03%, 11/28/2035
(k)
$ 2,320 2,013
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.35%
4.77%, 02/16/2029
(k)
EUR 100 109
3 Month Euro Interbank Offered Rate +
1.83%
4.96%, 08/15/2030
(k)
$ 986 975
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
6.02%, 03/02/2034
(k)
200 206
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.30%, 11/19/2034
(h),(k),(n)
900 887
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.94%
Nordea Bank Abp
2.88%, 08/24/2032 EUR 100 102
5.38%, 09/22/2027
(j)
$ 970 984
Northern Trust Corp
3.15%, 05/03/2029 100 94
Nykredit Realkredit AS
4.00%, 07/17/2028 EUR 100 107
Oldenburgische Landesbank AG
5.63%, 02/02/2026 100 106
OP Corporate Bank plc
0.25%, 03/24/2026 150 151
0.38%, 06/16/2028 100 95
PNC Financial Services Group Inc/The
2.60%, 07/23/2026 $ 200 194
4.63%, 06/06/2033
(k)
100 94
Secured Overnight Financing Rate + 1.85%
5.07%, 01/24/2034
(k)
100 98
Secured Overnight Financing Rate + 1.93%
5.49%, 05/14/2030
(k)
100 102
Secured Overnight Financing Rate + 1.20%
6.20%, 09/15/2027
(h),(k)
500 504
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
6.25%, 03/15/2030
(h),(k)
1,800 1,808
US Treasury Yield Curve Rate T Note
Constant Maturity 7 Year + 2.81%
Raiffeisen Bank International AG
1.38%, 06/17/2033
(k)
EUR 100 96
Euribor Swap Rate 5 Year + 1.60%
Regions Financial Corp
5.50%, 09/06/2035
(k)
$ 783 768
Secured Overnight Financing Rate + 2.06%
5.72%, 06/06/2030
(k)
747 760
Secured Overnight Financing Rate + 1.49%
5.75%, 06/15/2025
(h),(k)
1,000 999
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
7.38%, 12/10/2037 1,106 1,235
Royal Bank of Canada
1.40%, 11/02/2026 200 190
2.13%, 04/26/2029 EUR 100 101
2.14%, 11/03/2031
(k)
CAD 100 67
Canadian Dollar Offered Rate 3 Month +
0.61%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Royal Bank of Canada (continued)
2.94%, 05/03/2032
(k)
CAD 150 $ 102
Canadian Dollar Offered Rate 3 Month +
0.76%
5.15%, 02/01/2034 $ 200 199
5.20%, 07/20/2026 200 202
6.35%, 11/24/2084
(k)
2,600 2,487
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.26%
Santander Holdings USA Inc
3.24%, 10/05/2026 100 97
6.57%, 06/12/2029
(k)
100 104
Secured Overnight Financing Rate + 2.70%
Santander UK Group Holdings PLC
6.53%, 01/10/2029
(k)
200 207
Secured Overnight Financing Rate + 2.60%
Skandinaviska Enskilda Banken AB
3.75%, 02/07/2028 EUR 125 133
Societe Generale SA
0.50%, 06/12/2029
(k)
100 95
3 Month Euro Interbank Offered Rate +
0.95%
2.63%, 05/30/2029 100 103
3.63%, 03/01/2041
(j)
$ 200 137
8.00%, 09/29/2025
(h),(j),(k),(n)
1,000 1,012
USD Swap Rate NY 5 Year + 5.87%
8.50%, 03/25/2034
(h),(j),(k),(n)
600 610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.15%
10.00%, 11/14/2028
(h),(j),(k),(n)
200 218
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.45%
Sovcombank Via Sovcom Capital DAC - Escrow
0.00%, 12/31/2049
(d)
230 —
Standard Chartered PLC
3.27%, 02/18/2036
(j),(k)
200 174
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.30%
4.75%, 01/14/2031
(h),(k),(n)
1,575 1,376
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.81%
4.87%, 05/10/2031
(k)
EUR 100 112
EUR Swap Annual (VS 6 Month) 1 Year +
1.85%
7.63%, 01/16/2032
(h),(j),(k),(n)
$ 2,000 2,004
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
State Street Corp
4.14%, 12/03/2029
(k)
200 195
CME Term Secured Overnight Financing
Rate 3 Month + 1.29%
5.27%, 08/03/2026 100 101
6.70%, 03/15/2029
(h),(k)
500 510
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.61%
6.70%, 09/15/2029
(h),(k)
2,800 2,857
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.63%
Sumitomo Mitsui Financial Group Inc
5.81%, 09/14/2033
(i)
200 207
5.84%, 07/09/2044 467 469
5.88%, 07/13/2026 200 203
6.18%, 07/13/2043 100 107
Sumitomo Mitsui Trust Bank Ltd
2.80%, 03/10/2027
(i),(j)
200 192
4.45%, 09/10/2027
(j)
763 758
Svenska Handelsbanken AB
0.13%, 11/03/2026 EUR 200 199
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Swedbank AB
0.20%, 01/12/2028 EUR 200 $ 192
1.54%, 11/16/2026
(j)
$ 1,805 1,713
7.75%, 03/17/2030
(h),(k),(n)
200 207
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
539 517
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
Toronto-Dominion Bank/The
1.20%, 06/03/2026 200 191
2.00%, 09/10/2031
(i)
100 83
2.55%, 08/03/2027 EUR 100 103
4.42%, 10/31/2035
(k)
CAD 100 70
Canadian Overnight Repo Rate Average
Compounded Index + 1.32%
4.48%, 01/18/2028 200 142
4.68%, 01/08/2029 200 143
8.13%, 10/31/2082
(k)
$ 1,300 1,358
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.08%
Truist Financial Corp
3.88%, 03/19/2029 100 96
5.10%, 03/01/2030
(h),(k)
500 481
US Treasury Yield Curve Rate T Note
Constant Maturity 10 Year + 4.35%
5.71%, 01/24/2035
(k)
100 101
Secured Overnight Financing Rate + 1.92%
6.67%, 03/01/2025
(h),(k)
4,500 4,477
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.00%
Turkiye Garanti Bankasi AS
8.13%, 01/03/2035
(j),(k)
1,525 1,543
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.84%
UBS AG/Stamford CT
1.25%, 08/07/2026 300 285
7.50%, 02/15/2028 873 938
UBS Group AG
0.88%, 11/03/2031 EUR 200 178
1.49%, 08/10/2027
(j),(k)
$ 985 936
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.85%
3.87%, 01/12/2029
(j),(k)
400 388
3 Month USD LIBOR + 1.41%
4.38%, 02/10/2031
(h),(j),(k),(n)
1,200 1,048
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.31%
4.63%, 03/17/2028
(k)
EUR 200 215
Euribor Swap Rate 1 Year + 1.15%
4.75%, 05/12/2028
(j),(k)
$ 1,313 1,308
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.75%
4.88%, 05/15/2045 250 225
5.43%, 02/08/2030
(j),(k)
1,158 1,171
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.52%
6.88%, 08/07/2025
(h),(k),(n)
3,000 3,019
USD Swap Semi-Annual (VS 6 Month) 5
Year + 4.59%
9.02%, 11/15/2033
(j),(k)
330 401
Secured Overnight Financing Rate + 5.02%
UniCredit SpA
0.85%, 01/19/2031 EUR 100 91
United Overseas Bank Ltd/Sydney
4.64%, 03/16/2026 AUD 200 125

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
US Bancorp
1.38%, 07/22/2030 $ 100 $ 83
2.49%, 11/03/2036
(k)
3,121 2,542
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 0.95%
3.00%, 07/30/2029 100 92
3.70%, 01/15/2027
(h),(k)
7,000 6,637
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.54%
5.84%, 06/12/2034
(k)
200 204
Secured Overnight Financing Rate + 2.26%
Wells Fargo & Co
1.00%, 02/02/2027 EUR 200 200
2.50%, 05/02/2029 GBP 100 113
2.57%, 02/11/2031
(k)
$ 647 574
CME Term Secured Overnight Financing
Rate 3 Month + 1.26%
2.88%, 10/30/2030
(k)
436 396
CME Term Secured Overnight Financing
Rate 3 Month + 1.43%
3.07%, 04/30/2041 1,560 1,149
Secured Overnight Financing Rate + 5.06%
3.53%, 03/24/2028
(k)
100 97
Secured Overnight Financing Rate + 1.51%
3.90%, 05/01/2045 100 78
3.90%, 03/15/2026
(h),(k)
4,000 3,930
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.45%
4.15%, 01/24/2029 200 195
4.48%, 04/04/2031
(k)
200 194
CME Term Secured Overnight Financing
Rate 3 Month + 4.03%
4.61%, 04/25/2053
(k)
100 84
Secured Overnight Financing Rate + 2.13%
5.39%, 04/24/2034
(k)
722 716
Secured Overnight Financing Rate + 2.02%
5.50%, 01/23/2035
(k)
299 299
Secured Overnight Financing Rate + 1.78%
5.56%, 07/25/2034
(k)
100 100
Secured Overnight Financing Rate + 1.99%
5.57%, 07/25/2029
(k)
200 204
Secured Overnight Financing Rate + 1.74%
5.61%, 01/15/2044 684 660
5.71%, 04/22/2028
(k)
3,018 3,068
Secured Overnight Financing Rate + 1.07%
Wells Fargo Bank NA
6.60%, 01/15/2038 250 272
Westpac Banking Corp
2.96%, 11/16/2040
(i)
50 36
3.02%, 11/18/2036
(k)
100 85
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 1.53%
4.60%, 02/16/2026 AUD 100 62
5.46%, 11/18/2027 $ 200 205
Westpac Securities NZ Ltd/London
0.43%, 12/14/2026 EUR 150 149
Zions Bancorp NA
3.25%, 10/29/2029 $ 3,237 2,895
6.82%, 11/19/2035
(k)
689 708
Secured Overnight Financing Rate + 2.83%
$ 290,152
Beverages - 0.23%
Anheuser-Busch Cos LLC / Anheuser-Busch InBev
Worldwide Inc
3.65%, 02/01/2026 115 114
4.70%, 02/01/2036 100 95
4.90%, 02/01/2046 1,448 1,309
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Beverages (continued)
Anheuser-Busch InBev SA/NV
2.70%, 03/31/2026 EUR 100 $ 104
2.75%, 03/17/2036 100 98
2.88%, 04/02/2032 100 102
Anheuser-Busch InBev Worldwide Inc
4.35%, 06/01/2040
(i)
$ 80 71
5.00%, 06/15/2034 100 99
5.45%, 01/23/2039 100 100
5.55%, 01/23/2049 25 24
5.80%, 01/23/2059 100 101
CCEP Finance Ireland DAC
1.50%, 05/06/2041 EUR 100 77
Coca-Cola Co/The
0.95%, 05/06/2036 100 81
1.50%, 03/05/2028 $ 200 183
1.65%, 06/01/2030 200 171
2.50%, 03/15/2051 100 59
5.20%, 01/14/2055 50 47
Constellation Brands Inc
4.35%, 05/09/2027 420 416
4.90%, 05/01/2033 50 48
Diageo Finance PLC
2.50%, 03/27/2032 EUR 100 100
2.75%, 06/08/2038 GBP 100 94
Heineken NV
1.50%, 10/03/2029 EUR 100 98
1.75%, 03/17/2031 100 97
JDE Peet's NV
0.63%, 02/09/2028 100 97
Keurig Dr Pepper Inc
3.80%, 05/01/2050 $ 100 73
Molson Coors Beverage Co
3.00%, 07/15/2026 200 195
PepsiCo Inc
3.00%, 10/15/2027 250 241
3.38%, 07/29/2049 200 143
3.60%, 02/18/2028 505 493
3.90%, 07/18/2032 558 523
4.00%, 03/05/2042 271 227
Pernod Ricard SA
1.75%, 04/08/2030 EUR 100 98
$ 5,778
Biotechnology - 0.32%
Amgen Inc
3.15%, 02/21/2040 $ 1,633 1,221
4.05%, 08/18/2029 200 193
4.40%, 05/01/2045 258 215
4.40%, 02/22/2062 50 39
4.66%, 06/15/2051 200 169
5.15%, 03/02/2028 682 690
5.25%, 03/02/2030 298 302
5.25%, 03/02/2033 200 199
5.60%, 03/02/2043 50 49
5.65%, 03/02/2053 990 957
5.75%, 03/02/2063 514 496
Biogen Inc
3.15%, 05/01/2050 100 63
CSL Finance PLC
4.63%, 04/27/2042
(j)
100 88
Gilead Sciences Inc
4.15%, 03/01/2047 200 161
4.80%, 11/15/2029 756 755
5.10%, 06/15/2035 502 495
5.25%, 10/15/2033 100 101
Royalty Pharma PLC
2.15%, 09/02/2031 1,247 1,029
3.35%, 09/02/2051 100 63
5.15%, 09/02/2029 427 427

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Biotechnology (continued)
Royalty Pharma PLC (continued)
5.90%, 09/02/2054 $ 526 $ 501
$ 8,213
Building Materials - 0.92%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(j)
1,880 1,992
Carrier Global Corp
3.38%, 04/05/2040 1,029 798
3.58%, 04/05/2050 100 72
4.13%, 05/29/2028 EUR 100 107
Cie de Saint-Gobain SA
2.38%, 10/04/2027 100 103
3.50%, 01/18/2029 100 106
CRH SMW Finance DAC
4.25%, 07/11/2035 100 110
5.20%, 05/21/2029 $ 1,692 1,705
Eco Material Technologies Inc
7.88%, 01/31/2027
(j)
4,050 4,119
Heidelberg Materials Finance Luxembourg SA
1.63%, 04/07/2026 EUR 100 103
Holcim Finance Luxembourg SA
0.50%, 11/29/2026 175 175
Johnson Controls International plc
4.25%, 05/23/2035 100 110
Lennox International Inc
5.50%, 09/15/2028 $ 998 1,018
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 1,575 1,576
Martin Marietta Materials Inc
2.40%, 07/15/2031 660 563
5.50%, 12/01/2054 806 765
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(j)
5,850 5,677
Owens Corning
3.95%, 08/15/2029 100 96
5.50%, 06/15/2027 417 425
Quikrete Holdings Inc
6.75%, 03/01/2033
(j),(o)
1,425 1,429
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(j)
1,625 1,611
Trane Technologies Financing Ltd
3.80%, 03/21/2029 50 48
Vulcan Materials Co
3.50%, 06/01/2030 100 93
5.70%, 12/01/2054 538 526
$ 23,327
Chemicals - 0.72%
Air Liquide Finance SA
0.38%, 05/27/2031 EUR 100 89
Akzo Nobel NV
2.00%, 03/28/2032 100 95
Albemarle Corp
5.05%, 06/01/2032 $ 100 95
BASF SE
4.50%, 03/08/2035 EUR 100 113
Celanese US Holdings LLC
6.17%, 07/15/2027 $ 150 153
CF Industries Inc
5.38%, 03/15/2044 1,231 1,149
Dow Chemical Co/The
4.80%, 05/15/2049 100 85
DuPont de Nemours Inc
5.32%, 11/15/2038 30 30
Eastman Chemical Co
5.75%, 03/08/2033 795 810
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
Ecolab Inc
2.70%, 12/15/2051 $ 1,094 $ 665
3.95%, 12/01/2047 100 80
5.25%, 01/15/2028
(i)
642 657
FMC Corp
5.15%, 05/18/2026 150 150
International Flavors & Fragrances Inc
4.38%, 06/01/2047 75 58
Linde PLC
0.38%, 09/30/2033 EUR 100 82
1.00%, 03/31/2027 100 100
LYB International Finance BV
4.88%, 03/15/2044 $ 150 130
Nutrien Ltd
2.95%, 05/13/2030 250 226
5.20%, 06/21/2027 451 456
Orbia Advance Corp SAB de CV
2.88%, 05/11/2031 200 165
RPM International Inc
2.95%, 01/15/2032 369 320
Sasol Financing USA LLC
8.75%, 05/03/2029
(j)
1,675 1,701
8.75%, 05/03/2029 450 457
SCIH Salt Holdings Inc
6.63%, 05/01/2029
(j)
6,000 5,818
Sherwin-Williams Co/The
2.20%, 03/15/2032 100 83
4.80%, 09/01/2031 414 409
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(j)
1,775 1,842
6.50%, 11/07/2033 300 311
Solvay Finance America LLC
5.65%, 06/04/2029
(j)
1,042 1,061
Westlake Corp
3.38%, 08/15/2061 999 594
Yara International ASA
4.75%, 06/01/2028
(j)
100 99
$ 18,083
Coal - 0.15%
SunCoke Energy Inc
4.88%, 06/30/2029
(j)
4,100 3,780
Commercial Mortgage Backed Securities - 1.12%
Bayview Commercial Asset Trust 2005-3
4.91%, 11/25/2035
(j)
517 491
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.59%
5.03%, 11/25/2035
(j)
397 381
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
Bayview Commercial Asset Trust 2006-2
4.77%, 07/25/2036
(j)
393 376
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2006-4
4.77%, 12/25/2036
(j)
635 606
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.46%
Bayview Commercial Asset Trust 2007-4
5.10%, 09/25/2037
(j)
543 512
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.79%
BBCMS 2018-TALL Mortgage Trust
5.23%, 03/15/2037
(j)
1,470 1,415
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
Benchmark 2019-B15 Mortgage Trust
2.93%, 12/15/2072 740 664

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Benchmark 2019-B9 Mortgage Trust
4.02%, 03/15/2052 $ 3,460 $ 3,302
Benchmark 2020-B20 Mortgage Trust
2.03%, 10/15/2053 658 547
Benchmark 2021-B27 Mortgage Trust
2.39%, 07/15/2054 464 386
Benchmark 2022-B32 Mortgage Trust
3.00%, 01/15/2055
(l)
370 315
Benchmark 2022-B34 Mortgage Trust
3.79%, 04/15/2055
(l)
2,641 2,365
BX Commercial Mortgage Trust 2020-VIV2
3.54%, 03/09/2044
(j),(l)
200 180
BX Commercial Mortgage Trust 2020-VIV4
2.84%, 03/09/2044
(j)
1,500 1,336
BX Trust 2019-OC11
3.94%, 12/09/2041
(j),(l)
1,750 1,598
COMM 2018-COR3 Mortgage Trust
4.23%, 05/10/2051 2,107 2,023
COMM 2024-277P Mortgage Trust
6.34%, 08/10/2044
(j)
1,484 1,544
EQT Trust 2024-EXTR
5.33%, 07/05/2041
(j),(l)
1,050 1,051
FRESB 2019-SB63 Mortgage Trust
0.76%, 04/25/2039
(l),(p)
10,163 394
FRESB 2020-SB76 Mortgage Trust
1.16%, 05/25/2030
(l),(p)
7,070 286
FRESB 2020-SB77 Mortgage Trust
0.88%, 06/25/2040
(l),(p)
13,758 467
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(j),(l)
480 475
Harvest Commercial Capital Loan Trust 2019-1
4.64%, 09/25/2046
(j),(l)
2,000 1,819
Harvest Commercial Capital Loan Trust 2024-1
6.16%, 10/25/2056 1,968 2,005
Houston Galleria Mall Trust 2025-HGLR
0.00%, 02/05/2045
(d),(j),(l),(o)
1,084 1,087
J.P. Morgan Chase Commercial Mortgage Securities
Trust 2024-OMNI
5.80%, 10/05/2039
(j),(l)
1,007 1,025
MKT 2020-525M Mortgage Trust
2.69%, 02/12/2040
(j)
1,400 1,200
WFRBS Commercial Mortgage Trust 2014-C21
4.23%, 08/15/2047
(l)
439 417
$ 28,267
Commercial Services - 2.07%
Abertis Infraestructuras SA
4.13%, 01/31/2028 EUR 100 107
Adani International Container Terminal Pvt Ltd
3.00%, 02/16/2031 $ 2,781 2,364
AMN Healthcare Inc
4.63%, 10/01/2027
(j)
2,325 2,252
APRR SA
1.25%, 01/18/2028 EUR 100 100
Arval Service Lease SA/France
4.00%, 09/22/2026 100 105
ASTM SpA
1.00%, 11/25/2026 200 201
Autoroutes du Sud de la France SA
1.25%, 01/18/2027 100 101
2.75%, 09/02/2032 100 100
Autostrade per l'Italia SpA
5.13%, 06/14/2033 100 113
Block Financial LLC
3.88%, 08/15/2030 $ 100 93
Champions Financing Inc
8.75%, 02/15/2029
(i),(j)
2,750 2,626
Duke University
2.76%, 10/01/2050 100 64
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Edenred SE
3.63%, 12/13/2026 EUR 100 $ 105
EquipmentShare.com Inc
8.00%, 03/15/2033
(j)
$ 2,075 2,157
8.63%, 05/15/2032
(j)
2,725 2,904
ERAC USA Finance LLC
4.90%, 05/01/2033
(j)
100 97
Ford Foundation/The
2.82%, 06/01/2070 1,150 641
Global Payments Inc
2.90%, 11/15/2031 100 86
GXO Logistics Inc
6.25%, 05/06/2029 600 617
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/2029 EUR 100 97
Massachusetts Institute of Technology
3.07%, 04/01/2052 $ 100 67
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 650 673
Moody's Corp
2.75%, 08/19/2041 100 69
Motability Operations Group PLC
2.38%, 03/14/2032 GBP 100 103
3.63%, 07/24/2029 EUR 100 106
PayPal Holdings Inc
5.05%, 06/01/2052 $ 100 92
President and Fellows of Harvard College
3.75%, 11/15/2052 100 77
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(j)
1,000 999
PROG Holdings Inc
6.00%, 11/15/2029
(j)
5,000 4,834
Quanta Services Inc
2.35%, 01/15/2032 735 609
2.90%, 10/01/2030 687 612
3.05%, 10/01/2041 636 445
4.75%, 08/09/2027 437 436
5.25%, 08/09/2034 437 427
RELX Finance BV
0.50%, 03/10/2028 EUR 100 97
Rentokil Initial Finance BV
3.88%, 06/27/2027 100 106
S&P Global Inc
2.70%, 03/01/2029 $ 777 718
3.70%, 03/01/2052 100 74
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
6.75%, 08/15/2032
(j)
1,050 1,078
Sotheby's
7.38%, 10/15/2027
(j)
7,150 7,037
Teranet Holdings LP
3.72%, 02/23/2029 CAD 100 67
Thomas Jefferson University
3.85%, 11/01/2057 $ 50 35
Transurban Finance Co Pty Ltd
3.00%, 04/08/2030 EUR 100 103
4.56%, 11/14/2028 CAD 100 70
Transurban Queensland Finance Pty Ltd
3.25%, 08/05/2031 AUD 100 55
Triton Container International Ltd
2.05%, 04/15/2026
(j)
$ 1,727 1,661
3.15%, 06/15/2031
(j)
952 814
University of Miami
4.06%, 04/01/2052 50 40
University of Southern California
4.98%, 10/01/2053
(i)
50 47

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Upbound Group Inc
6.38%, 02/15/2029
(j)
$ 5,125 $ 5,020
Verisk Analytics Inc
4.00%, 06/15/2025 8 8
VT Topco Inc
8.50%, 08/15/2030
(j)
5,120 5,425
Wand NewCo 3 Inc
7.63%, 01/30/2032
(j)
4,610 4,772
Wolters Kluwer NV
0.75%, 07/03/2030 EUR 100 93
ZipRecruiter Inc
5.00%, 01/15/2030
(j)
$ 650 593
$ 52,392
Computers - 0.60%
Accenture Capital Inc
4.50%, 10/04/2034 515 490
Apple Inc
0.70%, 02/08/2026 200 193
1.38%, 05/24/2029 EUR 100 99
1.40%, 08/05/2028 $ 1,722 1,552
1.65%, 02/08/2031 100 85
2.65%, 05/11/2050 1,254 781
2.70%, 08/05/2051 459 285
2.85%, 08/05/2061 200 120
3.35%, 08/08/2032
(i)
200 184
3.95%, 08/08/2052 100 80
4.15%, 05/10/2030 100 99
4.45%, 05/06/2044 100 92
ASGN Inc
4.63%, 05/15/2028
(j)
2,575 2,476
Booz Allen Hamilton Inc
5.95%, 08/04/2033 100 102
Capgemini SE
2.00%, 04/15/2029 EUR 100 100
Dell International LLC / EMC Corp
3.38%, 12/15/2041 $ 1,125 823
4.35%, 02/01/2030 1,264 1,224
5.25%, 02/01/2028 100 101
5.75%, 02/01/2033 150 154
8.10%, 07/15/2036 920 1,090
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(j)
725 747
Hewlett Packard Enterprise Co
1.75%, 04/01/2026 1,274 1,232
4.45%, 09/25/2026 449 447
5.25%, 07/01/2028 100 101
5.60%, 10/15/2054 575 555
HP Inc
1.45%, 06/17/2026 200 191
5.50%, 01/15/2033 100 101
International Business Machines Corp
0.88%, 02/09/2030 EUR 100 94
2.20%, 02/09/2027 $ 200 191
3.38%, 02/06/2027 EUR 100 105
4.00%, 02/06/2043 100 107
5.10%, 02/06/2053 $ 100 91
Kyndryl Holdings Inc
4.10%, 10/15/2041 50 39
Leidos Inc
4.38%, 05/15/2030 875 839
Western Digital Corp
2.85%, 02/01/2029 100 90
$ 15,060
Consumer Products - 0.01%
Kimberly-Clark Corp
2.00%, 11/02/2031 100 85
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Consumer Products (continued)
Reckitt Benckiser Treasury Services PLC
3.63%, 09/14/2028 EUR 100 $ 106
$ 191
Cosmetics & Personal Care - 0.10%
Estee Lauder Cos Inc/The
5.15%, 05/15/2053
(i)
$ 100 93
Haleon Netherlands Capital BV
2.13%, 03/29/2034 EUR 100 94
Haleon US Capital LLC
3.63%, 03/24/2032 $ 1,310 1,190
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
15,607 —
Kenvue Inc
5.10%, 03/22/2043 100 96
Procter & Gamble Co/The
3.25%, 08/02/2026 EUR 100 105
4.05%, 01/26/2033 $ 200 192
Unilever Capital Corp
2.13%, 09/06/2029 535 479
5.00%, 12/08/2033 100 100
Unilever Finance Netherlands BV
1.38%, 09/04/2030 EUR 100 96
$ 2,445
Credit Card Asset Backed Securities - 0.74%
American Express Credit Account Master Trust
3.39%, 05/15/2027 $ 1,900 1,894
3.75%, 08/15/2027 1,535 1,529
4.65%, 07/15/2029 1,305 1,310
4.87%, 05/15/2028 1,215 1,221
BA Credit Card Trust
3.53%, 11/15/2027 2,000 1,993
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 1,585 1,580
Capital One Multi-Asset Execution Trust
2.80%, 03/15/2027 2,000 1,996
3.49%, 05/15/2027 1,886 1,880
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 1,250 1,258
Discover Card Execution Note Trust
3.32%, 05/15/2027 2,060 2,053
3.56%, 07/15/2027 2,000 1,991
$ 18,705
Distribution & Wholesale - 0.13%
Ritchie Bros Holdings Inc
7.75%, 03/15/2031
(j)
925 974
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(j)
825 819
7.00%, 10/28/2029 700 695
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(j)
775 807
$ 3,295
Diversified Financial Services - 3.39%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
3.30%, 01/30/2032 150 132
3.85%, 10/29/2041 150 118
Air Lease Corp
5.30%, 02/01/2028 150 152
5.85%, 12/15/2027 200 205
Ally Financial Inc
6.18%, 07/26/2035
(k)
100 100
Secured Overnight Financing Rate + 2.29%
6.70%, 02/14/2033
(i)
2,200 2,262

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
American Express Co
3.13%, 05/20/2026 $ 100 $ 98
3.55%, 09/15/2026
(h),(k)
7,500 7,231
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.85%
5.09%, 01/30/2031 738 740
Secured Overnight Financing Rate + 2.04%
5.10%, 02/16/2028
(k)
1,946 1,960
Secured Overnight Financing Rate + 1.00%
5.28%, 07/27/2029
(k)
150 152
Secured Overnight Financing Rate + 1.28%
Apollo Global Management Inc
6.00%, 12/15/2054
(k)
50 49
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.17%
Aviation Capital Group LLC
6.25%, 04/15/2028
(j)
100 103
Avolon Holdings Funding Ltd
2.53%, 11/18/2027
(j)
200 186
Azorra Finance Ltd
7.75%, 04/15/2030
(j)
3,975 4,023
Blackstone Holdings Finance Co LLC
2.85%, 08/05/2051
(j)
100 60
Blue Owl Finance LLC
3.13%, 06/10/2031 100 87
Bread Financial Holdings Inc
9.75%, 03/15/2029
(j)
5,775 6,227
Burford Capital Global Finance LLC
9.25%, 07/01/2031
(j)
5,675 6,080
Caja de Compensacion de Asignacion Familiar de
Los Andes
7.00%, 07/30/2029
(i),(j)
3,575 3,659
Cantor Fitzgerald LP
4.50%, 04/14/2027
(j)
100 98
Capital One Financial Corp
1.65%, 06/12/2029 EUR 100 98
3.80%, 01/31/2028 $ 100 97
3.95%, 09/01/2026
(h),(i),(k)
500 482
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.16%
4.93%, 05/10/2028
(k)
150 150
Secured Overnight Financing Rate + 2.06%
5.88%, 07/26/2035
(k)
100 101
Secured Overnight Financing Rate + 1.99%
Charles Schwab Corp/The
1.15%, 05/13/2026 100 96
3.30%, 04/01/2027 100 97
4.00%, 06/01/2026
(h),(k)
5,000 4,879
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.17%
5.64%, 05/19/2029
(k)
100 102
Secured Overnight Financing Rate + 2.21%
6.14%, 08/24/2034
(k)
100 105
Secured Overnight Financing Rate + 2.01%
CI Financial Corp
3.20%, 12/17/2030 100 86
CME Group Inc
5.30%, 09/15/2043 100 100
Credit Acceptance Corp
9.25%, 12/15/2028
(j)
4,475 4,768
Deutsche Boerse AG
0.00%, 02/22/2026
(d)
EUR 100 101
Discover Financial Services
4.10%, 02/09/2027 $ 200 197
Drawbridge Special Opportunities Fund LP /
Drawbridge Special Opportunities Finance Corp
3.88%, 02/15/2026
(j)
800 782
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Focus Financial Partners LLC
6.75%, 09/15/2031
(j)
$ 2,130 $ 2,141
Ford Credit Canada Co/Canada
2.96%, 09/16/2026 CAD 100 68
goeasy Ltd
6.88%, 05/15/2030
(j)
$ 1,000 1,015
IGM Financial Inc
6.00%, 12/10/2040 CAD 100 79
Intercontinental Exchange Inc
1.85%, 09/15/2032 $ 100 79
3.00%, 09/15/2060 100 59
4.95%, 06/15/2052 860 774
Jefferies Financial Group Inc
2.63%, 10/15/2031 100 85
Lazard Group LLC
4.38%, 03/11/2029 100 97
Lseg Netherlands BV
0.25%, 04/06/2028 EUR 100 96
Mastercard Inc
1.90%, 03/15/2031 $ 200 170
4.35%, 01/15/2032 925 896
Nasdaq Inc
0.90%, 07/30/2033 EUR 100 85
5.35%, 06/28/2028 $ 100 102
Nationstar Mortgage Holdings Inc
5.50%, 08/15/2028
(j)
1,925 1,890
6.50%, 08/01/2029
(j)
2,600 2,606
7.13%, 02/01/2032
(j)
1,575 1,624
Nomura Holdings Inc
3.00%, 01/22/2032 200 171
OneMain Finance Corp
4.00%, 09/15/2030 2,525 2,262
7.13%, 11/15/2031 1,425 1,466
7.50%, 05/15/2031 1,925 2,002
7.88%, 03/15/2030 2,500 2,630
ORIX Corp
5.20%, 09/13/2032 50 50
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(j)
4,950 4,921
Raymond James Financial Inc
4.65%, 04/01/2030 200 198
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
3.88%, 03/01/2031
(j)
5,175 4,573
4.00%, 10/15/2033
(j)
1,175 994
Sagen MI Canada Inc
3.26%, 03/05/2031 CAD 100 63
SIX Finance Luxembourg SA
0.00%, 12/02/2025
(d)
EUR 100 101
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 $ 1,800 1,782
StoneX Group Inc
7.88%, 03/01/2031
(j)
1,850 1,948
Synchrony Financial
2.88%, 10/28/2031 100 84
5.15%, 03/19/2029 1,239 1,227
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(j)
1,325 1,285
USAA Capital Corp
3.38%, 05/01/2025
(i),(j)
1,342 1,338
Visa Inc
2.00%, 06/15/2029 EUR 100 101
2.05%, 04/15/2030 $ 100 88
3.65%, 09/15/2047 100 77
Voya Financial Inc
5.00%, 09/20/2034 360 343
$ 85,533

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric - 2.35%
AES Corp/The
2.45%, 01/15/2031 $ 487 $ 408
5.45%, 06/01/2028 664 669
Alabama Power Co
3.00%, 03/15/2052 150 96
Algonquin Power & Utilities Corp
5.37%, 06/15/2026
(l)
333 335
AltaLink LP
4.87%, 11/15/2040 CAD 100 72
Ameren Corp
5.70%, 12/01/2026 $ 399 405
Ameren Illinois Co
3.85%, 09/01/2032 100 92
American Electric Power Co Inc
6.95%, 12/15/2054
(k)
600 612
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.68%
7.05%, 12/15/2054
(k)
800 820
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.75%
Amprion GmbH
4.13%, 09/07/2034 EUR 100 109
Appalachian Power Co
4.50%, 03/01/2049 $ 100 80
7.00%, 04/01/2038 100 110
Arizona Public Service Co
4.50%, 04/01/2042 100 85
Ausgrid Finance Pty Ltd
1.81%, 02/05/2027 AUD 100 59
AusNet Services Holdings Pty Ltd
2.60%, 07/31/2029 100 56
Avangrid Inc
3.80%, 06/01/2029 $ 100 95
Baltimore Gas and Electric Co
5.40%, 06/01/2053 100 95
Brookfield Infrastructure Finance ULC
5.98%, 02/14/2033 CAD 100 76
Brookfield Renewable Partners ULC
5.88%, 11/09/2032 100 77
Bruce Power LP
4.70%, 12/21/2027 100 71
CenterPoint Energy Houston Electric LLC
5.05%, 03/01/2035 $ 100 98
5.20%, 10/01/2028 150 152
CenterPoint Energy Inc
2.65%, 06/01/2031 100 86
CMS Energy Corp
3.75%, 12/01/2050
(k)
530 464
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.90%
4.75%, 06/01/2050
(k)
874 829
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.12%
Cometa Energia SA de CV
6.38%, 04/24/2035 2,304 2,284
Comision Federal de Electricidad
5.00%, 09/29/2036 1,394 1,213
Commonwealth Edison Co
3.80%, 10/01/2042 100 79
Connecticut Light and Power Co/The
4.95%, 08/15/2034 100 98
Consolidated Edison Co of New York Inc
4.13%, 05/15/2049 742 582
4.45%, 03/15/2044 385 327
4.50%, 12/01/2045 556 472
4.50%, 05/15/2058 100 80
4.63%, 12/01/2054 100 84
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Constellation Energy Generation LLC
5.80%, 03/01/2033 $ 100 $ 102
Consumers Energy Co
3.60%, 08/15/2032 100 91
4.90%, 02/15/2029 100 100
Dominion Energy Inc
3.38%, 04/01/2030 100 92
4.85%, 08/15/2052 100 85
6.63%, 05/15/2055
(i),(k)
1,000 1,010
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.21%
DTE Electric Co
3.95%, 03/01/2049 1,108 864
4.05%, 05/15/2048 100 80
DTE Energy Co
4.88%, 06/01/2028 944 943
Duke Energy Carolinas LLC
3.55%, 03/15/2052 425 299
5.25%, 03/15/2035 100 99
5.40%, 01/15/2054 261 249
Duke Energy Corp
3.10%, 06/15/2028 EUR 100 104
3.75%, 09/01/2046 $ 50 37
5.00%, 12/08/2027 200 202
5.80%, 06/15/2054 549 532
6.45%, 09/01/2054
(k)
50 50
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
Duke Energy Florida LLC
5.95%, 11/15/2052 353 358
Duke Energy Indiana LLC
3.25%, 10/01/2049 100 67
5.40%, 04/01/2053 100 94
Duke Energy Ohio Inc
5.55%, 03/15/2054 50 48
5.65%, 04/01/2053 268 261
Duke Energy Progress LLC
2.50%, 08/15/2050 100 57
4.00%, 04/01/2052 575 439
Duquesne Light Holdings Inc
2.53%, 10/01/2030
(j)
100 87
E.ON International Finance BV
1.63%, 05/30/2026 EUR 100 103
5.88%, 10/30/2037 GBP 100 125
E.ON SE
3.50%, 10/26/2037 EUR 100 104
Eastern Power Networks PLC
1.88%, 06/01/2035 GBP 100 91
Edison International
5.25%, 11/15/2028 $ 100 95
EDP Finance BV
3.88%, 03/11/2030 EUR 100 107
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(j)
$ 1,850 1,856
4.90%, 11/20/2026 900 903
Emera US Finance LP
2.64%, 06/15/2031 100 85
4.75%, 06/15/2046 826 687
Enel Americas SA
4.00%, 10/25/2026 100 99
Enel Finance International NV
3.50%, 04/06/2028
(j)
347 332
4.50%, 02/20/2043 EUR 100 109
4.75%, 05/25/2047
(j)
$ 283 242
5.13%, 06/26/2029
(j)
475 475

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Enel SpA
5.75%, 06/22/2037 GBP 100 $ 123
6.38%, 04/16/2028
(h),(k)
EUR 100 111
Euribor Swap Rate 5 Year + 3.49%
Energo-Pro AS
8.50%, 02/04/2027 $ 325 330
8.50%, 02/04/2027
(j)
1,300 1,321
Engie SA
2.13%, 03/30/2032 EUR 200 193
4.25%, 01/11/2043 100 107
5.25%, 04/10/2029
(j)
$ 498 500
5.88%, 04/10/2054
(j)
562 550
Entergy Arkansas LLC
4.20%, 04/01/2049 100 79
Entergy Louisiana LLC
2.35%, 06/15/2032 100 83
Entergy Mississippi LLC
3.85%, 06/01/2049 428 317
Entergy Texas Inc
4.50%, 03/30/2039 1,598 1,419
5.55%, 09/15/2054 50 48
EPH Financing International AS
5.88%, 11/30/2029 EUR 2,200 2,396
Eurogrid GmbH
0.74%, 04/21/2033 100 85
Evergy Metro Inc
4.20%, 06/15/2047 $ 100 79
Eversource Energy
3.45%, 01/15/2050 100 69
Exelon Corp
3.40%, 04/15/2026 100 98
4.10%, 03/15/2052 100 76
FirstEnergy Corp
2.65%, 03/01/2030 100 89
3.40%, 03/01/2050 100 67
4.85%, 07/15/2047 697 593
FirstEnergy Pennsylvania Electric Co
5.20%, 04/01/2028
(j)
1,096 1,103
FirstEnergy Transmission LLC
4.55%, 04/01/2049
(j)
1,370 1,148
Florida Power & Light Co
3.99%, 03/01/2049 100 78
4.05%, 10/01/2044 100 81
5.15%, 06/15/2029 926 939
5.30%, 06/15/2034 150 151
FortisAlberta Inc
4.27%, 09/22/2045 CAD 100 66
Georgia Power Co
3.25%, 03/15/2051 $ 1,128 757
Hydro One Inc
3.63%, 06/25/2049 CAD 100 60
4.25%, 01/04/2035 100 70
Iberdrola Finanzas SA
1.62%, 11/29/2029 EUR 100 99
4.88%, 04/25/2028
(h),(k)
100 107
EUR Swap Annual (VS 6 Month) 5 Year +
2.26%
Indianapolis Power & Light Co
5.70%, 04/01/2054
(j)
$ 50 49
Interstate Power and Light Co
3.50%, 09/30/2049 753 525
ITC Holdings Corp
3.35%, 11/15/2027 100 96
Kentucky Power Co
7.00%, 11/15/2033
(j)
1,311 1,392
Kentucky Utilities Co
5.13%, 11/01/2040 100 95
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Liberty Utilities Finance GP 1
2.05%, 09/15/2030
(j)
$ 487 $ 411
Lightning Power LLC
7.25%, 08/15/2032
(j)
1,875 1,937
MidAmerican Energy Co
5.30%, 02/01/2055 50 47
5.35%, 01/15/2034 50 51
5.85%, 09/15/2054 50 51
Narragansett Electric Co/The
5.35%, 05/01/2034
(j)
639 633
National Grid Electricity Distribution West
Midlands PLC
5.75%, 04/16/2032 GBP 100 127
National Grid PLC
0.25%, 09/01/2028 EUR 100 94
National Rural Utilities Cooperative Finance Corp
4.12%, 09/16/2027 $ 1,037 1,025
5.80%, 01/15/2033 100 103
Naturgy Finance Iberia SA
1.50%, 01/29/2028 EUR 100 100
Network Finance Co Pty Ltd
2.58%, 10/03/2028 AUD 100 57
Nevada Power Co
3.13%, 08/01/2050 $ 100 64
New England Power Co
3.80%, 12/05/2047
(j)
100 74
New York State Electric & Gas Corp
5.85%, 08/15/2033
(j)
868 889
NextEra Energy Capital Holdings Inc
1.88%, 01/15/2027 200 189
5.30%, 03/15/2032
(o)
992 990
5.65%, 05/01/2079
(k)
100 98
3 Month USD LIBOR + 3.16%
5.90%, 03/15/2055
(o)
817 813
Niagara Mohawk Power Corp
5.66%, 01/17/2054
(j)
50 48
Northern Powergrid Northeast PLC
1.88%, 06/16/2062 GBP 100 54
Northern States Power Co/MN
2.60%, 06/01/2051 $ 100 59
NRG Energy Inc
7.00%, 03/15/2033
(j)
50 54
Oglethorpe Power Corp
3.75%, 08/01/2050 100 71
Oklahoma Gas and Electric Co
3.25%, 04/01/2030 100 92
Oncor Electric Delivery Co LLC
3.70%, 05/15/2050 100 73
4.15%, 06/01/2032 605 567
5.75%, 03/15/2029 200 207
Pacific Gas and Electric Co
3.30%, 03/15/2027 150 144
3.30%, 08/01/2040 150 107
3.95%, 12/01/2047 304 217
4.30%, 03/15/2045 1,265 970
6.10%, 01/15/2029 75 76
6.75%, 01/15/2053 100 103
PacifiCorp
4.10%, 02/01/2042 100 80
PECO Energy Co
3.15%, 10/15/2025 50 50
PPL Capital Funding Inc
5.25%, 09/01/2034 329 323
Public Service Co of Colorado
1.90%, 01/15/2031 100 84
2.70%, 01/15/2051 1,916 1,132
3.70%, 06/15/2028 718 695
4.10%, 06/15/2048 937 725

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Public Service Co of Oklahoma
2.20%, 08/15/2031 $ 848 $ 708
Public Service Electric and Gas Co
4.85%, 08/01/2034 100 97
Public Service Enterprise Group Inc
2.45%, 11/15/2031 100 85
Puget Energy Inc
4.10%, 06/15/2030 100 94
Puget Sound Energy Inc
5.69%, 06/15/2054 530 521
Red Electrica Financiaciones SA
1.25%, 03/13/2027 EUR 100 101
RWE AG
2.75%, 05/24/2030 100 102
RWE Finance US LLC
6.25%, 04/16/2054
(j)
$ 1,126 1,101
San Diego Gas & Electric Co
3.70%, 03/15/2052 100 71
4.95%, 08/15/2028 100 100
Sempra
4.13%, 04/01/2052
(k)
75 71
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.87%
Southern California Edison Co
3.60%, 02/01/2045 100 70
5.95%, 11/01/2032 200 201
Southern Co/The
3.75%, 09/15/2051
(k)
2,000 1,942
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.92%
4.85%, 06/15/2028 100 100
5.15%, 10/06/2025 100 100
Southern Power Co
5.25%, 07/15/2043 100 92
Southwestern Electric Power Co
3.25%, 11/01/2051 100 64
Southwestern Public Service Co
6.00%, 06/01/2054 50 50
SSE PLC
4.00%, 01/21/2028
(h),(k)
EUR 100 104
EUR Swap Annual (VS 6 Month) 5 Year +
2.70%
Union Electric Co
3.25%, 10/01/2049 $ 100 68
3.90%, 04/01/2052 524 397
Virginia Electric and Power Co
2.40%, 03/30/2032 150 126
4.60%, 12/01/2048 50 42
5.05%, 08/15/2034 100 97
5.55%, 08/15/2054 267 255
Vistra Operations Co LLC
6.95%, 10/15/2033
(j)
100 107
WEC Energy Group Inc
2.20%, 12/15/2028 100 91
Wisconsin Power and Light Co
5.38%, 03/30/2034 100 100
Xcel Energy Inc
5.45%, 08/15/2033 100 99
$ 59,422
Electrical Components & Equipment - 0.05%
Emerson Electric Co
0.88%, 10/15/2026 100 94
Schneider Electric SE
3.38%, 04/13/2034 EUR 100 106
WESCO Distribution Inc
6.63%, 03/15/2032
(j)
$ 1,125 1,150
$ 1,350
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics - 0.22%
Allegion US Holding Co Inc
5.41%, 07/01/2032 $ 812 $ 819
5.60%, 05/29/2034 393 393
Amphenol Corp
4.75%, 03/30/2026 100 100
5.05%, 04/05/2029 560 564
5.25%, 04/05/2034 333 333
5.38%, 11/15/2054 375 356
Honeywell International Inc
1.10%, 03/01/2027 100 94
1.95%, 06/01/2030 100 87
2.50%, 11/01/2026 100 97
4.50%, 01/15/2034 100 96
4.95%, 09/01/2031 623 625
5.35%, 03/01/2064 50 47
Keysight Technologies Inc
4.60%, 04/06/2027 100 100
Trimble Inc
6.10%, 03/15/2033 441 459
Vontier Corp
2.40%, 04/01/2028 100 91
2.95%, 04/01/2031 1,402 1,211
$ 5,472
Energy - Alternate Sources - 0.07%
FS Luxembourg Sarl
8.88%, 02/12/2031
(j)
1,050 1,070
8.88%, 02/12/2031
(i)
650 663
$ 1,733
Engineering & Construction - 0.57%
Aeroports de Montreal
3.03%, 04/21/2050 CAD 75 41
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(j)
$ 1,025 1,035
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030
(j),(o)
2,075 2,060
Bouygues SA
2.25%, 06/29/2029 EUR 300 304
Brundage-Bone Concrete Pumping Holdings Inc
7.50%, 02/01/2032
(j)
$ 630 638
Cellnex Finance Co SA
2.00%, 02/15/2033 EUR 100 93
Gatwick Funding Ltd
2.88%, 07/05/2051 GBP 100 75
Heathrow Funding Ltd
1.88%, 03/14/2036 EUR 100 90
HOCHTIEF AG
0.63%, 04/26/2029 100 94
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(j)
$ 1,375 1,393
IHS Holding Ltd
7.88%, 05/29/2030
(j)
1,500 1,475
IHS Netherlands Holdco BV
8.00%, 09/18/2027 1,822 1,825
Jacobs Engineering Group Inc
6.35%, 08/18/2028 50 52
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(j)
2,325 2,323
MasTec Inc
5.90%, 06/15/2029 590 601
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(j)
2,025 2,022
Sydney Airport Finance Co Pty Ltd
4.38%, 05/03/2033 EUR 100 110
Vancouver Airport Authority
1.76%, 09/20/2030 CAD 250 157
$ 14,388

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment - 1.18%
Caesars Entertainment Inc
4.63%, 10/15/2029
(j)
$ 3,125 $ 2,950
7.00%, 02/15/2030
(j)
5,125 5,282
Cinemark USA Inc
5.25%, 07/15/2028
(i),(j)
4,075 3,994
7.00%, 08/01/2032
(j)
825 848
Everi Holdings Inc
5.00%, 07/15/2029
(j)
3,275 3,284
Light & Wonder International Inc
7.50%, 09/01/2031
(j)
1,200 1,250
Rivers Enterprise Borrower LLC / Rivers Enterprise
Finance Corp
6.63%, 02/01/2033
(j),(o)
2,350 2,346
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(j)
2,080 2,025
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(j)
2,925 2,842
Warnermedia Holdings Inc
3.76%, 03/15/2027 200 194
4.28%, 03/15/2032 674 595
5.05%, 03/15/2042 1,135 914
5.14%, 03/15/2052 761 568
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(j)
1,050 1,018
7.13%, 02/15/2031
(j)
1,575 1,647
$ 29,757
Environmental Control - 0.74%
Clean Harbors Inc
6.38%, 02/01/2031
(j)
225 228
GFL Environmental Inc
4.00%, 08/01/2028
(j)
500 476
4.75%, 06/15/2029
(j)
2,375 2,288
Madison IAQ LLC
5.88%, 06/30/2029
(j)
8,168 7,873
Republic Services Inc
5.00%, 11/15/2029 773 778
5.00%, 04/01/2034 100 98
Reworld Holding Corp
4.88%, 12/01/2029
(j)
1,875 1,746
Waste Connections Inc
2.20%, 01/15/2032 1,407 1,167
2.95%, 01/15/2052 100 63
Waste Management Inc
3.15%, 11/15/2027 100 97
4.63%, 02/15/2033
(i)
100 97
4.88%, 02/15/2029 150 151
4.95%, 07/03/2027 918 928
Waste Pro USA Inc
7.00%, 02/01/2033
(j)
2,700 2,730
$ 18,720
Food - 1.70%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(j)
1,025 943
Aragvi Finance International DAC
11.13%, 11/20/2029
(j)
2,675 2,639
Bimbo Bakeries USA Inc
6.40%, 01/15/2034 200 209
Carrefour SA
1.88%, 10/30/2026 EUR 100 102
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(j),(l),(m)
$ 1,075 1,164
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(j)
450 470
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Conagra Brands Inc
4.85%, 11/01/2028 $ 100 $ 100
5.40%, 11/01/2048 744 674
7.00%, 10/01/2028 815 867
Danone SA
0.52%, 11/09/2030 EUR 100 91
Fiesta Purchaser Inc
7.88%, 03/01/2031
(j)
$ 2,730 2,822
9.63%, 09/15/2032
(j)
1,340 1,396
General Mills Inc
4.20%, 04/17/2028 100 98
Hormel Foods Corp
1.70%, 06/03/2028 100 91
4.80%, 03/30/2027 837 842
J M Smucker Co/The
6.50%, 11/15/2043 100 106
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
2.50%, 01/15/2027 100 95
6.50%, 12/01/2052 50 51
Kellanova
7.45%, 04/01/2031 1,396 1,563
Kraft Heinz Foods Co
3.88%, 05/15/2027 200 196
4.38%, 06/01/2046 2,032 1,654
4.88%, 10/01/2049 486 419
5.50%, 06/01/2050 100 94
Kroger Co/The
3.88%, 10/15/2046 272 204
4.65%, 01/15/2048 50 42
5.00%, 09/15/2034 428 415
5.50%, 09/15/2054 890 834
5.65%, 09/15/2064 790 740
Lamb Weston Holdings Inc
4.38%, 01/31/2032
(j)
1,025 933
Loblaw Cos Ltd
5.01%, 09/13/2032 CAD 100 73
Mars Inc
3.95%, 04/01/2044
(j)
$ 100 79
4.65%, 04/20/2031
(i),(j)
1,129 1,108
Mondelez International Holdings Netherlands BV
0.25%, 09/09/2029 EUR 100 92
Mondelez International Inc
0.25%, 03/17/2028 100 96
Nestle Finance International Ltd
1.25%, 03/29/2031 200 191
3.75%, 03/13/2033 100 110
Nestle Holdings Inc
2.63%, 09/14/2051
(i),(j)
$ 150 91
5.25%, 03/13/2026
(j)
911 919
Performance Food Group Inc
5.50%, 10/15/2027
(j)
1,200 1,194
6.13%, 09/15/2032
(j)
1,300 1,303
Pilgrim's Pride Corp
6.25%, 07/01/2033 100 103
Post Holdings Inc
4.50%, 09/15/2031
(j)
4,800 4,340
4.63%, 04/15/2030
(j)
400 372
6.25%, 10/15/2034
(j)
1,050 1,023
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(j)
6,700 6,244
Smithfield Foods Inc
2.63%, 09/13/2031
(j)
100 84
Sysco Corp
4.45%, 03/15/2048 1,579 1,297
4.50%, 04/01/2046 1,022 851
5.95%, 04/01/2030 116 121

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Food (continued)
Sysco Corp (continued)
6.60%, 04/01/2050 $ 50 $ 54
Tesco Corporate Treasury Services PLC
2.75%, 04/27/2030 GBP 100 111
Tyson Foods Inc
5.10%, 09/28/2048 $ 100 89
US Foods Inc
4.63%, 06/01/2030
(j)
100 95
5.75%, 04/15/2033
(j)
675 656
7.25%, 01/15/2032
(j)
2,171 2,253
Woolworths Group Ltd
5.91%, 11/29/2034 AUD 100 63
$ 42,866
Forest Products & Paper - 0.17%
Georgia-Pacific LLC
0.95%, 05/15/2026
(j)
$ 1,702 1,625
2.30%, 04/30/2030
(j)
100 88
International Paper Co
4.40%, 08/15/2047 75 61
LD Celulose International GmbH
7.95%, 01/26/2032
(j)
1,350 1,374
Magnera Corp
7.25%, 11/15/2031
(j)
1,175 1,159
Suzano Austria GmbH
3.13%, 01/15/2032 100 84
$ 4,391
Gas - 0.21%
AltaGas Ltd
4.12%, 04/07/2026 CAD 100 69
APA Infrastructure Ltd
5.13%, 09/16/2034
(j)
$ 100 96
Atmos Energy Corp
1.50%, 01/15/2031 100 82
Brooklyn Union Gas Co/The
6.39%, 09/15/2033
(j)
150 157
6.42%, 07/18/2054
(j)
472 488
Cadent Finance PLC
5.75%, 03/14/2034 GBP 100 126
CenterPoint Energy Resources Corp
5.25%, 03/01/2028 $ 100 101
CU Inc
5.09%, 09/20/2053 CAD 75 56
Czech Gas Networks Investments Sarl
0.88%, 03/31/2031 EUR 100 89
Enbridge Gas Inc
4.00%, 08/22/2044 CAD 100 64
ENN Energy Holdings Ltd
2.63%, 09/17/2030 $ 200 177
EP Infrastructure AS
2.05%, 10/09/2028 EUR 100 96
Italgas SpA
1.00%, 12/11/2031 100 90
KeySpan Gas East Corp
5.99%, 03/06/2033
(j)
$ 867 881
NiSource Inc
5.65%, 02/01/2045 100 98
6.38%, 03/31/2055
(k)
1,800 1,786
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.53%
Piedmont Natural Gas Co Inc
5.10%, 02/15/2035
(i)
100 97
Snam SpA
3.38%, 12/05/2026 EUR 100 105
Southern California Gas Co
3.95%, 02/15/2050 $ 25 19
5.60%, 04/01/2054 389 373
Southern Co Gas Capital Corp
1.75%, 01/15/2031 75 62
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Gas (continued)
Vier Gas Transport GmbH
4.63%, 09/26/2032 EUR 100 $ 111
$ 5,223
Hand & Machine Tools - 0.09%
Regal Rexnord Corp
6.30%, 02/15/2030 $ 150 155
Stanley Black & Decker Inc
4.00%, 03/15/2060
(k)
2,009 2,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.66%
6.00%, 03/06/2028 150 155
$ 2,318
Healthcare - Products - 0.64%
Abbott Laboratories
3.75%, 11/30/2026 200 198
4.75%, 04/15/2043 100 94
Agilent Technologies Inc
2.30%, 03/12/2031 1,394 1,193
2.75%, 09/15/2029 1,175 1,071
American Medical Systems Europe BV
1.38%, 03/08/2028 EUR 100 99
Baxter International Inc
2.54%, 02/01/2032 $ 100 84
3.95%, 04/01/2030 100 95
Boston Scientific Corp
2.65%, 06/01/2030 100 90
DH Europe Finance II Sarl
3.40%, 11/15/2049 100 70
EssilorLuxottica SA
0.50%, 06/05/2028 EUR 100 97
GE HealthCare Technologies Inc
5.65%, 11/15/2027 $ 1,873 1,916
5.91%, 11/22/2032 200 208
Koninklijke Philips NV
4.25%, 09/08/2031 EUR 100 109
Medline Borrower LP
5.25%, 10/01/2029
(j)
$ 775 751
Medtronic Global Holdings SCA
1.13%, 03/07/2027 EUR 100 101
1.63%, 10/15/2050 100 68
Medtronic Inc
4.38%, 03/15/2035 $ 100 95
Molnlycke Holding AB
4.25%, 09/08/2028 EUR 100 107
Neogen Food Safety Corp
8.63%, 07/20/2030
(j)
$ 2,135 2,282
Sartorius Finance BV
4.88%, 09/14/2035 EUR 100 113
Solventum Corp
5.90%, 04/30/2054
(i)
$ 50 49
Sotera Health Holdings LLC
7.38%, 06/01/2031
(j)
4,150 4,226
STERIS Irish FinCo UnLtd Co
3.75%, 03/15/2051 1,394 986
Stryker Corp
0.75%, 03/01/2029 EUR 100 95
4.63%, 09/11/2034 $ 952 909
4.85%, 12/08/2028 100 100
Thermo Fisher Scientific Inc
1.50%, 10/01/2039 EUR 100 80
2.04%, 03/07/2036 CHF 50 60
5.00%, 01/31/2029
(i)
$ 578 585
5.40%, 08/10/2043 100 99
Zimmer Biomet Holdings Inc
1.16%, 11/15/2027 EUR 100 99
$ 16,129

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services - 2.03%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(j)
$ 1,725 $ 1,640
5.50%, 07/01/2028
(j)
880 861
Aetna Inc
4.75%, 03/15/2044 100 84
Banner Health
2.34%, 01/01/2030 50 45
Centene Corp
2.50%, 03/01/2031 200 166
4.25%, 12/15/2027 200 194
Cigna Group/The
2.38%, 03/15/2031 583 498
3.40%, 03/01/2027 100 97
3.40%, 03/15/2050 1,578 1,048
3.88%, 10/15/2047 307 226
4.38%, 10/15/2028 472 464
4.80%, 08/15/2038 200 182
CommonSpirit Health
4.19%, 10/01/2049 100 78
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(j)
2,515 2,601
DaVita Inc
3.75%, 02/15/2031
(j)
650 572
4.63%, 06/01/2030
(j)
2,525 2,349
6.88%, 09/01/2032
(j)
525 532
Elevance Health Inc
3.60%, 03/15/2051 150 104
4.55%, 03/01/2048 100 82
6.10%, 10/15/2052 94 95
Eurofins Scientific SE
4.75%, 09/06/2030 EUR 100 109
Fresenius Medical Care AG
1.00%, 05/29/2026 100 102
Fresenius Medical Care US Finance III Inc
3.75%, 06/15/2029
(j)
$ 150 141
Fresenius SE & Co KGaA
2.88%, 05/24/2030 EUR 100 103
Hackensack Meridian Health Inc
2.88%, 09/01/2050 $ 100 63
HCA Inc
3.38%, 03/15/2029 398 371
3.50%, 09/01/2030 842 769
3.50%, 07/15/2051 1,025 672
4.50%, 02/15/2027 100 99
4.63%, 03/15/2052 1,240 981
5.25%, 06/15/2026 100 100
5.25%, 06/15/2049 554 485
5.45%, 04/01/2031 609 612
5.88%, 02/01/2029 200 205
6.10%, 04/01/2064 50 48
Health Care Service Corp A Mutual Legal Reserve
Co
5.45%, 06/15/2034
(j)
100 100
Humana Inc
3.13%, 08/15/2029 100 92
4.88%, 04/01/2030 1,027 1,012
5.88%, 03/01/2033 518 525
Kaiser Foundation Hospitals
4.15%, 05/01/2047 100 82
LifePoint Health Inc
9.88%, 08/15/2030
(j)
775 827
10.00%, 06/01/2032
(j)
3,325 3,241
11.00%, 10/15/2030
(j)
650 719
Lonza Finance International NV
3.25%, 09/04/2030 EUR 100 104
Mass General Brigham Inc
3.34%, 07/01/2060 $ 100 66
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050 $ 100 $ 65
Quest Diagnostics Inc
5.00%, 12/15/2034 1,038 1,005
Roche Holdings Inc
2.61%, 12/13/2051
(j)
200 119
4.91%, 03/08/2031
(j)
971 973
5.49%, 11/13/2030
(j)
3,541 3,657
Surgery Center Holdings Inc
7.25%, 04/15/2032
(j)
11,410 11,382
Sutter Health
3.70%, 08/15/2028 200 193
Team Health Holdings Inc
9.00%, PIK 4.50%; 06/30/2028
(j),(l),(m)
608 663
Tenet Healthcare Corp
6.13%, 10/01/2028 5,280 5,283
UnitedHealth Group Inc
1.25%, 01/15/2026 1,468 1,425
2.88%, 08/15/2029 100 92
3.05%, 05/15/2041 50 36
4.75%, 05/15/2052 667 572
4.80%, 01/15/2030 739 738
4.95%, 05/15/2062 361 310
5.00%, 04/15/2034 200 196
5.05%, 04/15/2053 100 90
5.15%, 07/15/2034 656 648
5.20%, 04/15/2063 100 89
5.30%, 02/15/2030 100 102
5.63%, 07/15/2054 100 97
$ 51,281
Home Equity Asset Backed Securities - 0.05%
Structured Asset Securities Corp Mortgage Loan
Trust 2007-BC2
4.73%, 03/25/2037 1,944 1,262
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Home Furnishings - 0.00%
Whirlpool Corp
4.75%, 02/26/2029 100 98
Housewares - 0.04%
Newell Brands Inc
6.87%, 04/01/2036
(i)
900 921
Insurance - 3.75%
Acrisure LLC / Acrisure Finance Inc
8.25%, 02/01/2029
(j)
5,150 5,346
AIA Group Ltd
4.95%, 04/04/2033
(j)
200 197
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(j)
650 629
6.50%, 10/01/2031
(j)
3,500 3,501
6.75%, 10/15/2027
(j)
900 896
Allianz Finance II BV
0.50%, 01/14/2031 EUR 100 91
Allianz SE
4.25%, 07/05/2052
(k)
100 107
3 Month Euro Interbank Offered Rate +
3.55%
Allstate Corp/The
5.05%, 06/24/2029 $ 933 939
5.25%, 03/30/2033 100 99
American International Group Inc
5.13%, 03/27/2033 100 99
AmFam Holdings Inc
2.81%, 03/11/2031
(j)
50 40
AmWINS Group Inc
4.88%, 06/30/2029
(j)
5,925 5,643

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Aon Corp / Aon Global Holdings PLC
3.90%, 02/28/2052 $ 100 $ 74
Aon North America Inc
5.30%, 03/01/2031 1,200 1,211
5.75%, 03/01/2054 776 762
Ardonagh Finco Ltd
7.75%, 02/15/2031
(j)
200 206
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(j)
7,075 7,328
Argentum Netherlands BV for Swiss Re Ltd
5.75%, 08/15/2050
(k)
1,500 1,500
3 Month USD LIBOR + 3.59%
Arthur J Gallagher & Co
4.85%, 12/15/2029 540 536
5.15%, 02/15/2035 100 97
5.75%, 03/02/2053 864 842
5.75%, 07/15/2054 267 261
ASR Nederland NV
3.38%, 05/02/2049
(k)
EUR 100 102
EUR Swap Annual (VS 6 Month) 5 Year +
4.00%
Assicurazioni Generali SPA
2.12%, 10/01/2030 150 147
AssuredPartners Inc
5.63%, 01/15/2029
(j)
$ 700 708
Athene Global Funding
1.61%, 06/29/2026
(j)
100 96
1.73%, 10/02/2026
(j)
929 883
4.86%, 08/27/2026
(j)
876 876
5.32%, 11/13/2031
(j)
1,348 1,331
Athene Holding Ltd
3.45%, 05/15/2052
(i)
812 522
6.25%, 04/01/2054 100 100
Aviva PLC
6.88%, 05/20/2058
(k)
GBP 50 63
SONIA Interest Rate Benchmark + 3.38%
AXA SA
3.25%, 05/28/2049
(k)
EUR 100 103
3 Month Euro Interbank Offered Rate +
3.20%
3.38%, 07/06/2047
(k)
100 104
3 Month Euro Interbank Offered Rate +
3.75%
Berkshire Hathaway Finance Corp
2.38%, 06/19/2039 GBP 100 87
2.50%, 01/15/2051 $ 150 87
2.88%, 03/15/2032 100 88
Brighthouse Financial Inc
4.70%, 06/22/2047 50 40
Brown & Brown Inc
5.65%, 06/11/2034 100 100
Chubb Corp/The
6.50%, 05/15/2038 100 110
Chubb INA Holdings LLC
1.38%, 09/15/2030 100 83
4.65%, 08/15/2029 1,300 1,291
Cloverie PLC for Zurich Insurance Co Ltd
1.50%, 12/15/2028 EUR 200 198
Corebridge Financial Inc
3.90%, 04/05/2032 $ 100 91
Corebridge Global Funding
5.90%, 09/19/2028
(j)
100 103
Empower Finance 2020 LP
1.36%, 09/17/2027
(j)
200 183
Enstar Group Ltd
3.10%, 09/01/2031 700 598
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Equitable Financial Life Global Funding
1.30%, 07/12/2026
(j)
$ 1,538 $ 1,467
6.38%, 06/02/2028 GBP 100 129
F&G Annuities & Life Inc
6.25%, 10/04/2034 $ 266 261
F&G Global Funding
2.30%, 04/11/2027
(j)
1,139 1,073
Fairfax Financial Holdings Ltd
4.23%, 06/14/2029 CAD 100 70
6.00%, 12/07/2033 $ 100 103
Farmers Insurance Exchange
4.75%, 11/01/2057
(j),(k)
50 40
3 Month USD LIBOR + 3.23%
Global Atlantic Fin Co
4.40%, 10/15/2029
(j)
150 143
Great-West Lifeco Inc
2.38%, 05/14/2030 CAD 100 65
Guardian Life Insurance Co of America/The
4.88%, 06/19/2064
(j)
$ 50 42
Hannover Rueck SE
5.88%, 08/26/2043
(k)
EUR 100 118
3 Month Euro Interbank Offered Rate +
3.75%
Hartford Financial Services Group Inc/The
2.90%, 09/15/2051 $ 75 47
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(j)
1,975 2,018
8.13%, 02/15/2032
(j)
2,525 2,589
HUB International Ltd
7.38%, 01/31/2032
(j)
11,450 11,774
Jackson Financial Inc
5.17%, 06/08/2027 100 100
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(j)
3,760 4,001
La Mondiale SAM
4.80%, 01/18/2048
(k)
200 192
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.24%
Legal & General Group PLC
4.50%, 11/01/2050
(k)
GBP 100 118
Generic Britain 5 Year Government Bond +
5.25%
Liberty Mutual Group Inc
3.95%, 05/15/2060
(j)
$ 100 67
4.30%, 02/01/2061
(j)
2,568 1,612
7.80%, 03/07/2087
(j)
2,000 2,224
3 Month USD LIBOR + 3.58%
Lincoln National Corp
3.40%, 03/01/2032 100 88
M&G PLC
5.63%, 10/20/2051
(k)
GBP 100 120
Generic Britain 5 Year Government Bond +
5.00%
Manulife Financial Corp
2.48%, 05/19/2027 $ 100 95
Mapfre SA
4.38%, 03/31/2047
(k)
EUR 100 106
3 Month Euro Interbank Offered Rate +
4.54%
Markel Group Inc
6.00%, 05/16/2054 $ 50 50
Marsh & McLennan Cos Inc
1.35%, 09/21/2026 EUR 100 101
4.55%, 11/08/2027 $ 693 692
5.40%, 09/15/2033 200 202
Massachusetts Mutual Life Insurance Co
5.67%, 12/01/2052
(j)
50 48

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Meiji Yasuda Life Insurance Co
5.80%, 09/11/2054
(j),(k)
$ 500 $ 494
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.03%
MetLife Inc
3.85%, 09/15/2025
(h),(k)
2,300 2,278
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
5.25%, 01/15/2054 100 93
9.25%, 04/08/2068
(j)
3,575 4,213
3 Month USD LIBOR + 5.54%
Metropolitan Life Global Funding I
0.55%, 06/16/2027 EUR 100 99
3.63%, 03/26/2034 100 107
4.90%, 01/09/2030
(j)
$ 150 150
5.40%, 09/12/2028
(j)
150 153
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1.25%, 05/26/2041
(k)
EUR 100 91
3 Month Euro Interbank Offered Rate +
2.55%
Nationwide Mutual Insurance Co
4.35%, 04/30/2050
(j)
$ 100 75
New York Life Global Funding
0.13%, 07/23/2030 CHF 100 105
3.25%, 04/07/2027
(j)
$ 100 97
4.85%, 01/09/2028
(j)
474 476
5.25%, 06/30/2026 CAD 100 71
New York Life Insurance Co
3.75%, 05/15/2050
(j)
$ 100 73
Nippon Life Insurance Co
5.95%, 04/16/2054
(j),(k)
1,000 1,008
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.59%
NN Group NV
4.63%, 01/13/2048
(k)
EUR 100 107
3 Month Euro Interbank Offered Rate +
4.95%
Northwestern Mutual Global Funding
4.35%, 09/15/2027
(j)
$ 652 648
Northwestern Mutual Life Insurance Co/The
3.63%, 09/30/2059
(j)
50 33
Pacific Life Global Funding II
5.50%, 08/28/2026
(j)
200 203
Pacific Life Insurance Co
4.30%, 10/24/2067
(j),(k)
50 40
3 Month USD LIBOR + 2.80%
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(j)
2,575 2,637
Pension Insurance Corp PLC
4.63%, 05/07/2031 GBP 100 114
Pricoa Global Funding I
4.65%, 08/27/2031
(j)
$ 439 429
Progressive Corp/The
3.20%, 03/26/2030 100 93
Protective Life Global Funding
5.21%, 04/14/2026
(j)
200 201
Prudential Financial Inc
3.70%, 10/01/2050
(k)
100 89
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.04%
3.94%, 12/07/2049 150 113
5.70%, 09/15/2048
(k)
279 277
3 Month USD LIBOR + 2.67%
6.50%, 03/15/2054
(k)
1,000 1,016
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.40%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Prudential Funding Asia PLC
3.13%, 04/14/2030 $ 100 $ 92
Reinsurance Group of America Inc
3.15%, 06/15/2030 100 91
Sammons Financial Group Inc
6.88%, 04/15/2034
(j)
100 105
SBL Holdings Inc
5.13%, 11/13/2026
(j)
100 98
Sun Life Financial Inc
4.78%, 08/10/2034
(k)
CAD 100 72
Canadian Overnight Repo Rate Average +
1.96%
Swiss Life Finance I AG
3.25%, 08/31/2029 EUR 100 105
Swiss Re Finance Luxembourg SA
5.00%, 04/02/2049
(j),(k)
$ 200 198
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.58%
Swiss RE Subordinated Finance PLC
5.70%, 04/05/2035
(j),(k)
1,800 1,792
CME Term Secured Overnight Financing
Rate 3 Month + 1.81%
Teachers Insurance & Annuity Association of
America
4.27%, 05/15/2047
(j)
100 80
Travelers Cos Inc/The
3.05%, 06/08/2051 100 65
Willis North America Inc
4.50%, 09/15/2028 100 98
4.65%, 06/15/2027 1,250 1,244
5.90%, 03/05/2054 982 963
Zurich Finance Ireland Designated Activity Co
3.00%, 04/19/2051
(k)
7,000 5,953
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.78%
$ 94,792
Internet - 0.44%
Alibaba Group Holding Ltd
4.00%, 12/06/2037 350 300
Alphabet Inc
2.05%, 08/15/2050 100 55
Amazon.com Inc
2.10%, 05/12/2031 50 43
3.15%, 08/22/2027 200 194
3.30%, 04/13/2027 773 756
3.60%, 04/13/2032 273 252
3.88%, 08/22/2037 501 443
3.95%, 04/13/2052 100 79
4.05%, 08/22/2047 544 448
4.10%, 04/13/2062 50 39
4.65%, 12/01/2029
(i)
486 490
Booking Holdings Inc
1.80%, 03/03/2027 EUR 100 102
4.50%, 11/15/2031 100 112
Cablevision Lightpath LLC
3.88%, 09/15/2027
(j)
$ 1,400 1,321
5.63%, 09/15/2028
(j)
1,900 1,780
eBay Inc
2.70%, 03/11/2030 200 180
Gen Digital Inc
7.13%, 09/30/2030
(j)
2,800 2,881
Meta Platforms Inc
4.60%, 05/15/2028 50 50
4.75%, 08/15/2034 100 98
5.55%, 08/15/2064 483 469
5.60%, 05/15/2053 100 100
Netflix Inc
3.63%, 06/15/2030 EUR 100 107

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Internet (continued)
Prosus NV
2.78%, 01/19/2034 EUR 100 $ 91
4.85%, 07/06/2027 $ 200 196
Tencent Holdings Ltd
3.24%, 06/03/2050 200 132
3.58%, 04/11/2026 200 197
Uber Technologies Inc
4.80%, 09/15/2034 100 96
$ 11,011
Investment Companies - 0.35%
Ares Capital Corp
7.00%, 01/15/2027 200 207
Blackstone Private Credit Fund
3.25%, 03/15/2027 200 192
Blue Owl Capital Corp
2.63%, 01/15/2027 100 95
Blue Owl Technology Finance Corp
2.50%, 01/15/2027 100 94
Blue Owl Technology Finance Corp II
6.75%, 04/04/2029 100 101
Groupe Bruxelles Lambert NV
0.13%, 01/28/2031 EUR 100 87
HA Sustainable Infrastructure Capital Inc
6.38%, 07/01/2034
(j)
$ 1,925 1,874
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 2,525 2,182
9.00%, 06/15/2030 2,410 2,374
9.75%, 01/15/2029 1,325 1,360
JAB Holdings BV
4.75%, 06/29/2032 EUR 100 111
Wendel SE
4.50%, 06/19/2030 100 109
$ 8,786
Iron & Steel - 3.12%
ArcelorMittal SA
6.80%, 11/29/2032 $ 100 107
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(j)
13,822 13,138
CSN Inova Ventures
6.75%, 01/28/2028 1,625 1,549
Material Sciences Corp
12.05%, PIK 12.05%; 07/09/2026
(e),(g),(l),(m)
23,692 23,692
Nucor Corp
3.13%, 04/01/2032 100 88
4.30%, 05/23/2027 719 714
POSCO
5.75%, 01/17/2028 200 204
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(d),(e)
550 —
Specialty Steel
14.44%, 11/15/2026
(e),(g)
38,772 38,772
Steel Dynamics Inc
5.38%, 08/15/2034 435 432
Vale Overseas Ltd
6.13%, 06/12/2033 100 102
$ 78,798
Leisure Products & Services - 0.00%
Brunswick Corp/DE
4.40%, 09/15/2032 100 91
Lodging - 0.50%
Boyd Gaming Corp
4.75%, 06/15/2031
(j)
3,550 3,312
Hyatt Hotels Corp
5.50%, 06/30/2034 618 612
5.75%, 01/30/2027 100 102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
InterContinental Hotels Group PLC
3.38%, 10/08/2028 GBP 100 $ 117
Marriott International Inc/MD
2.85%, 04/15/2031 $ 1,481 1,302
3.50%, 10/15/2032 897 791
Sands China Ltd
5.40%, 08/08/2028 200 199
Station Casinos LLC
4.63%, 12/01/2031
(j)
6,750 6,128
$ 12,563
Machinery - Construction & Mining - 0.19%
Caterpillar Financial Services Corp
4.38%, 08/16/2029 381 376
4.50%, 01/07/2027 1,132 1,135
4.70%, 11/15/2029 982 981
4.80%, 01/06/2026 100 100
5.00%, 05/14/2027 312 316
Caterpillar Inc
3.80%, 08/15/2042 200 163
Terex Corp
6.25%, 10/15/2032
(j)
1,850 1,830
$ 4,901
Machinery - Diversified - 0.70%
AGCO Corp
5.45%, 03/21/2027 1,127 1,139
Chart Industries Inc
7.50%, 01/01/2030
(j)
1,920 2,006
CNH Industrial Capital LLC
1.88%, 01/15/2026 100 97
Deere & Co
3.75%, 04/15/2050 100 77
5.45%, 01/16/2035 921 939
5.70%, 01/19/2055 284 291
Ingersoll Rand Inc
5.70%, 08/14/2033 100 102
John Deere Capital Corp
1.70%, 01/11/2027 100 95
3.45%, 03/07/2029 100 95
4.40%, 09/08/2031 925 899
4.70%, 06/10/2030 732 731
4.85%, 06/11/2029 991 998
4.95%, 07/14/2028 431 437
5.05%, 06/12/2034 100 100
5.15%, 09/08/2026 100 101
John Deere Financial Inc
2.31%, 06/20/2025 CAD 100 69
nVent Finance Sarl
2.75%, 11/15/2031 $ 579 486
4.55%, 04/15/2028 150 148
Otis Worldwide Corp
3.36%, 02/15/2050 50 34
SPX FLOW Inc
8.75%, 04/01/2030
(j)
5,571 5,789
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(j)
2,590 2,611
Westinghouse Air Brake Technologies Corp
4.70%, 09/15/2028 50 50
5.61%, 03/11/2034 359 363
Xylem Inc/NY
2.25%, 01/30/2031
(i)
100 86
$ 17,743
Manufactured Housing Asset Backed Securities - 0.07%
BCMSC Trust 2000-A
5.12%, 06/15/2030 7,432 292
1.00 x 1 Month USD LIBOR + 0.16%
Greenpoint Manufactured Housing
9.23%, 12/15/2029
(l)
1,449 1,429
$ 1,721

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media - 1.67%
Bertelsmann SE & Co KGaA
2.00%, 04/01/2028 EUR 100 $ 101
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(j)
$ 1,750 1,552
4.25%, 01/15/2034
(j)
5,200 4,248
4.50%, 05/01/2032 3,065 2,659
4.50%, 06/01/2033
(j)
2,550 2,164
4.75%, 03/01/2030
(j)
750 695
5.38%, 06/01/2029
(j)
1,400 1,353
Charter Communications Operating LLC / Charter
Communications Operating Capital
3.50%, 06/01/2041 944 654
3.85%, 04/01/2061 1,257 759
4.80%, 03/01/2050 1,620 1,219
4.91%, 07/23/2025 47 47
5.38%, 05/01/2047 50 41
6.10%, 06/01/2029 591 604
6.38%, 10/23/2035 200 201
6.48%, 10/23/2045 100 95
Comcast Corp
1.50%, 02/20/2029 GBP 200 220
1.50%, 02/15/2031 $ 200 164
2.65%, 02/01/2030 25 22
2.94%, 11/01/2056 151 88
2.99%, 11/01/2063 200 112
3.40%, 04/01/2030 443 412
3.97%, 11/01/2047 200 152
4.00%, 11/01/2049 100 75
4.15%, 10/15/2028 841 824
4.60%, 10/15/2038 957 865
5.50%, 05/15/2064 524 482
Cox Communications Inc
3.50%, 08/15/2027
(j)
100 97
3.60%, 06/15/2051
(j)
100 65
5.45%, 09/15/2028
(j)
625 634
5.45%, 09/01/2034
(j)
760 731
5.95%, 09/01/2054
(j)
369 339
CSC Holdings LLC
4.63%, 12/01/2030
(j)
1,676 919
5.50%, 04/15/2027
(j)
1,525 1,412
7.50%, 04/01/2028
(j)
1,550 1,142
Discovery Communications LLC
3.63%, 05/15/2030 476 426
6.35%, 06/01/2040 100 93
DISH DBS Corp
5.13%, 06/01/2029 1,475 970
DISH Network Corp
11.75%, 11/15/2027
(j)
3,000 3,168
Fox Corp
5.58%, 01/25/2049 733 680
6.50%, 10/13/2033 100 105
Grupo Televisa SAB
6.63%, 01/15/2040 50 46
McGraw-Hill Education Inc
7.38%, 09/01/2031
(j)
760 791
8.00%, 08/01/2029
(j)
2,800 2,849
Paramount Global
4.20%, 05/19/2032 50 45
4.60%, 01/15/2045 348 261
5.25%, 04/01/2044 522 420
5.85%, 09/01/2043 100 88
Sirius XM Radio LLC
4.13%, 07/01/2030
(j)
1,475 1,318
Time Warner Cable LLC
5.50%, 09/01/2041 100 87
6.55%, 05/01/2037 1,092 1,074
Videotron Ltd
5.00%, 07/15/2034 CAD 100 71
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030
(j)
$ 3,825 $ 3,331
Walt Disney Co/The
1.75%, 01/13/2026 100 97
2.00%, 09/01/2029 936 834
2.65%, 01/13/2031 100 89
3.60%, 01/13/2051 50 37
4.75%, 09/15/2044 100 90
5.40%, 10/01/2043 100 99
$ 42,216
Mining - 1.36%
Anglo American Capital PLC
4.50%, 09/15/2028 EUR 100 109
5.50%, 05/02/2033 $ 200 199
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(j)
1,700 1,767
11.50%, 10/01/2031
(j)
3,250 3,628
Barrick PD Australia Finance Pty Ltd
5.95%, 10/15/2039 50 51
BHP Billiton Finance Ltd
4.30%, 09/25/2042 GBP 100 104
Century Aluminum Co
7.50%, 04/01/2028
(i),(j)
$ 9,530 9,623
Constellium SE
3.75%, 04/15/2029
(j)
1,575 1,436
6.38%, 08/15/2032
(j)
1,200 1,183
Corp Nacional del Cobre de Chile
6.78%, 01/13/2055
(j)
725 742
Freeport-McMoRan Inc
5.45%, 03/15/2043 50 47
Glencore Funding LLC
3.88%, 04/27/2051
(j)
100 72
4.00%, 03/27/2027
(j)
100 98
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(j)
3,550 3,568
Kinross Gold Corp
4.50%, 07/15/2027 150 148
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(j)
975 968
Newmont Corp
2.60%, 07/15/2032 100 85
Newmont Corp / Newcrest Finance Pty Ltd
5.30%, 03/15/2026 406 408
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(j)
19,888 —
Novelis Corp
3.88%, 08/15/2031
(j)
400 350
4.75%, 01/30/2030
(j)
3,239 3,043
Rio Tinto Finance USA Ltd
2.75%, 11/02/2051 100 60
South32 Treasury Ltd
4.35%, 04/14/2032
(j)
1,250 1,144
Southern Copper Corp
6.75%, 04/16/2040 100 107
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(i),(j)
2,525 2,525
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(j)
525 539
9.50%, 10/06/2028
(j)
1,775 1,829
9.50%, 10/06/2028 400 412
$ 34,245
Miscellaneous Manufacturers - 0.13%
3M Co
3.63%, 09/14/2028 100 97
3.63%, 10/15/2047 50 37
Carlisle Cos Inc
2.20%, 03/01/2032 100 82

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Miscellaneous Manufacturers (continued)
Eaton Corp
4.15%, 11/02/2042 $ 100 $ 85
Illinois Tool Works Inc
1.00%, 06/05/2031 EUR 100 92
Parker-Hannifin Corp
4.10%, 03/01/2047 $ 50 41
Siemens Financieringsmaatschappij NV
0.25%, 02/20/2029 EUR 100 94
0.63%, 02/25/2027 100 100
1.38%, 09/06/2030 50 48
3.00%, 09/08/2033 100 104
3.25%, 05/27/2025
(j)
$ 2,260 2,251
3.63%, 02/22/2044 EUR 100 104
Teledyne Technologies Inc
2.75%, 04/01/2031 $ 50 44
$ 3,179
Mortgage Backed Securities - 0.72%
Alternative Loan Trust 2005-30CB
5.18%, 08/25/2035 985 654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.86%
Angel Oak Mortgage Trust 2022-6
4.30%, 07/25/2067
(j),(l)
1,316 1,271
Banc of America Funding 2007-1 Trust
6.44%, 01/25/2037
(l)
915 825
Bear Stearns Mortgage Funding Trust 2006-AR1
4.85%, 07/25/2036 409 373
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Bravo Mortgage Asset Trust
5.03%, 07/25/2036
(j)
302 265
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.71%
COLT 2021-RPL1 Trust
1.67%, 09/25/2061
(j),(l)
332 298
CSMC 2021-RPL2Trust
1.11%, 01/25/2060
(j),(l)
333 277
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2007-AR2
4.73%, 03/25/2037 687 627
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.41%
Fannie Mae REMICS
1.53%, 05/25/2046
(p)
7,499 708
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 09/25/2046
(p)
1,958 191
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 01/25/2047
(p)
3,301 310
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 12/25/2049
(p)
4,452 444
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 05/25/2050
(p)
2,958 310
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(p)
3,172 309
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(p)
4,476 450
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 06/25/2050
(p)
1,959 216
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Fannie Mae REMICS (continued)
1.73%, 03/25/2048
(p)
$ 1,945 $ 227
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
1.73%, 06/25/2048
(p)
2,115 254
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.09%
2.23%, 12/25/2042
(p)
1,740 208
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
First Horizon Alternative Mortgage Securities Trust
2006-FA8
6.25%, 02/25/2037 3,070 1,209
Freddie Mac REMICS
1.58%, 10/25/2049
(p)
3,442 351
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
2.13%, 05/15/2042
(p)
3,532 361
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
2.13%, 08/15/2043
(p)
3,861 408
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.54%
Ginnie Mae
1.64%, 04/20/2046
(p)
7,999 822
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.94%
1.69%, 11/20/2046
(p)
4,911 543
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.88%, 09/20/2050
(p)
2,065 273
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.89%, 08/20/2051
(p)
3,023 397
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
2.50%, 11/20/2050
(p)
7,168 1,051
RALI Series 2005-QS17 Trust
6.00%, 12/25/2035 894 752
6.00%, 12/25/2035 614 516
RALI Series 2006-QS12 Trust
5.08%, 09/25/2036 2,665 1,918
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.76%
Structured Asset Mortgage Investments II Trust
2007-AR1
4.75%, 01/25/2037 267 236
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.43%
Washington Mutual Mortgage Pass-Through
Certificates WMALT Series 2006-5 Trust
6.00%, 07/25/2036 1,597 1,124
$ 18,178
Oil & Gas - 3.18%
Aker BP ASA
3.75%, 01/15/2030
(j)
200 186
APA Corp
5.35%, 07/01/2049
(j)
2,355 1,955
6.10%, 02/15/2035
(j)
340 338
Apache Corp
6.00%, 01/15/2037 466 461
Azule Energy Finance Plc
8.13%, 01/23/2030
(j)
3,550 3,585
BP Capital Markets America Inc
3.00%, 02/24/2050 100 64
3.38%, 02/08/2061 100 64
3.54%, 04/06/2027 1,873 1,835
4.89%, 09/11/2033 100 97

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
BP Capital Markets PLC
2.52%, 04/07/2028 EUR 100 $ 103
3.25%, 03/22/2026
(h),(k)
100 103
EUR Swap Annual (VS 6 Month) 5 Year +
3.52%
3.63%, 03/22/2029
(h),(k)
100 102
EUR Swap Annual (VS 6 Month) 5 Year +
3.78%
4.88%, 03/22/2030
(h),(k)
$ 1,000 963
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.40%
Canadian Natural Resources Ltd
2.95%, 07/15/2030 100 89
5.00%, 12/15/2029
(j)
657 649
Chevron Corp
2.24%, 05/11/2030 1,361 1,201
2.95%, 05/16/2026 225 221
Chevron USA Inc
4.20%, 10/15/2049 570 462
Comstock Resources Inc
5.88%, 01/15/2030
(j)
3,100 2,934
ConocoPhillips Co
4.70%, 01/15/2030 2,650 2,628
5.05%, 09/15/2033 100 99
5.50%, 01/15/2055 1,098 1,039
5.70%, 09/15/2063 75 72
Continental Resources Inc/OK
2.88%, 04/01/2032
(j)
100 82
Coterra Energy Inc
5.90%, 02/15/2055 877 828
DCC Group Finance Ireland DAC
4.38%, 06/27/2031 EUR 100 108
Devon Energy Corp
5.25%, 10/15/2027 $ 100 100
5.75%, 09/15/2054 497 449
7.95%, 04/15/2032 100 113
Diamondback Energy Inc
4.40%, 03/24/2051 977 760
5.75%, 04/18/2054 50 47
6.25%, 03/15/2053 1,247 1,247
Energean Israel Finance Ltd
5.88%, 03/30/2031
(j)
3,525 3,240
Eni SpA
0.63%, 01/23/2030 EUR 100 92
4.25%, 05/09/2029
(j)
$ 200 194
4.25%, 05/19/2033 EUR 100 109
5.95%, 05/15/2054
(j)
$ 533 515
EOG Resources Inc
4.15%, 01/15/2026 100 100
EQT Corp
3.63%, 05/15/2031
(j)
100 90
Exxon Mobil Corp
0.84%, 06/26/2032 EUR 100 88
3.29%, 03/19/2027 $ 200 196
3.45%, 04/15/2051 100 70
Helmerich & Payne Inc
4.85%, 12/01/2029
(i),(j)
100 97
5.50%, 12/01/2034
(i),(j)
684 647
Hess Corp
4.30%, 04/01/2027 200 198
HF Sinclair Corp
5.00%, 02/01/2028 597 594
6.25%, 01/15/2035 798 797
Hilcorp Energy I LP / Hilcorp Finance Co
6.25%, 04/15/2032
(j)
2,275 2,160
7.25%, 02/15/2035
(j)
1,800 1,759
8.38%, 11/01/2033
(j)
200 209
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Leviathan Bond Ltd
6.50%, 06/30/2027
(j)
$ 1,175 $ 1,160
6.75%, 06/30/2030
(j)
1,800 1,755
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.88%, 12/01/2032
(j)
1,825 1,833
Matador Resources Co
6.25%, 04/15/2033
(j)
2,775 2,734
MEG Energy Corp
5.88%, 02/01/2029
(j)
150 148
North West Redwater Partnership / NWR Financing
Co Ltd
4.35%, 01/10/2039 CAD 100 68
Occidental Petroleum Corp
4.40%, 04/15/2046 $ 1,299 981
5.20%, 08/01/2029 667 663
6.05%, 10/01/2054 50 47
6.13%, 01/01/2031 864 886
6.38%, 09/01/2028
(i)
150 155
6.45%, 09/15/2036 628 645
Petroleos de Venezuela SA
0.00%, 05/16/2024
(d)
19,052 2,286
Petroleos Mexicanos
5.35%, 02/12/2028 775 711
6.50%, 01/23/2029
(i)
2,775 2,574
6.84%, 01/23/2030 1,060 960
7.69%, 01/23/2050 2,235 1,672
Phillips 66 Co
3.75%, 03/01/2028 100 97
5.25%, 06/15/2031 1,079 1,085
5.50%, 03/15/2055 100 92
Pioneer Natural Resources Co
5.10%, 03/29/2026 483 486
Puma International Financing SA
7.75%, 04/25/2029
(j)
2,475 2,509
Reliance Industries Ltd
2.88%, 01/12/2032 250 213
Repsol International Finance BV
0.25%, 08/02/2027 EUR 200 195
Shell Finance US Inc
4.38%, 05/11/2045 $ 100 84
Shell International Finance BV
1.25%, 11/11/2032 EUR 100 90
2.50%, 09/12/2026 $ 100 97
3.00%, 11/26/2051 75 47
SM Energy Co
7.00%, 08/01/2032
(j)
2,225 2,222
Suncor Energy Inc
3.75%, 03/04/2051 100 70
Teine Energy Ltd
6.88%, 04/15/2029
(j)
1,800 1,744
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 3,525 2,996
4.00%, 08/15/2026 1,075 1,047
TotalEnergies Capital International SA
1.62%, 05/18/2040 EUR 100 80
2.99%, 06/29/2041 $ 100 72
3.39%, 06/29/2060 50 32
TotalEnergies Capital SA
5.43%, 09/10/2064 1,359 1,252
5.64%, 04/05/2064 274 261
TotalEnergies SE
1.63%, 10/25/2027
(h),(k)
EUR 100 99
EUR Swap Annual (VS 6 Month) 5 Year +
1.99%
2.13%, 07/25/2032
(h),(k)
100 90
EUR Swap Annual (VS 6 Month) 5 Year +
2.51%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Transocean Inc
6.80%, 03/15/2038 $ 2,350 $ 1,927
7.50%, 04/15/2031 3,150 2,920
8.50%, 05/15/2031
(j)
1,875 1,888
Valero Energy Corp
3.65%, 12/01/2051 100 68
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(j)
4,500 4,442
Wintershall Dea Finance BV
1.33%, 09/25/2028 EUR 100 96
Woodside Finance Ltd
4.50%, 03/04/2029
(j)
$ 50 49
5.10%, 09/12/2034 690 660
$ 80,427
Oil & Gas Services - 0.13%
Baker Hughes Holdings LLC / Baker Hughes Co-
Obligor Inc
3.14%, 11/07/2029 100 93
Halliburton Co
4.75%, 08/01/2043 741 646
4.85%, 11/15/2035 200 189
Schlumberger Holdings Corp
3.90%, 05/17/2028
(j)
100 97
Yinson Production Financial Services Pte Ltd
9.63%, 05/03/2029
(j)
2,300 2,382
$ 3,407
Other Asset Backed Securities - 0.43%
Crestline Denali CLO XV Ltd
5.58%, 04/20/2030
(j)
495 495
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
Golub Capital Partners Clo 36m Ltd
6.47%, 02/05/2031
(j)
586 586
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.91%
ICG US CLO 2015-2R Ltd
5.94%, 01/16/2033
(j)
712 712
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.63%
Invitation Homes 2024-SFR1 Trust
4.00%, 09/17/2041
(j)
1,497 1,434
Man GLG US CLO
5.69%, 04/22/2030
(j)
485 485
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
MidOcean Credit CLO VI
5.52%, 04/20/2033
(j)
297 297
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.23%
Midocean Credit Clo VIII
6.08%, 02/20/2031
(j)
3,537 3,539
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.56%
Mountain View CLO IX Ltd
5.68%, 07/15/2031
(j)
1,727 1,730
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
Zais Clo 13 Ltd
5.60%, 07/15/2032
(j)
1,603 1,604
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.30%
$ 10,882
Packaging & Containers - 0.64%
Amcor Flexibles North America Inc
2.69%, 05/25/2031 1,148 993
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(j)
4,700 4,102
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Packaging Corp of America
3.40%, 12/15/2027 $ 100 $ 96
5.70%, 12/01/2033 963 982
Sealed Air Corp/Sealed Air Corp US
7.25%, 02/15/2031
(j)
1,900 1,975
Smurfit Westrock Financing DAC
5.42%, 01/15/2035
(j)
355 355
Sonoco Products Co
4.60%, 09/01/2029 1,280 1,252
5.00%, 09/01/2034 626 593
Trivium Packaging Finance BV
5.50%, 08/15/2026
(j)
5,825 5,796
WRKCo Inc
3.00%, 06/15/2033 100 84
$ 16,228
Pharmaceuticals - 1.29%
AbbVie Inc
0.75%, 11/18/2027 EUR 200 197
4.05%, 11/21/2039 $ 1,829 1,571
4.25%, 11/14/2028
(i)
100 99
4.25%, 11/21/2049 1,006 823
4.88%, 11/14/2048 100 90
4.95%, 03/15/2031 719 721
5.05%, 03/15/2034 50 50
5.50%, 03/15/2064 50 48
Astrazeneca Finance LLC
4.85%, 02/26/2029 1,129 1,134
4.88%, 03/03/2028 941 949
4.90%, 03/03/2030 1,028 1,034
AstraZeneca PLC
0.70%, 04/08/2026 100 96
1.38%, 08/06/2030 200 167
3.00%, 05/28/2051 100 66
Bayer AG
4.00%, 08/26/2026 EUR 100 106
4.63%, 05/26/2033 100 110
Bayer US Finance II LLC
3.95%, 04/15/2045
(j)
$ 100 70
4.25%, 12/15/2025
(j)
200 199
Becton Dickinson & Co
3.79%, 05/20/2050 100 74
4.30%, 08/22/2032 341 322
4.69%, 02/13/2028 974 973
Bristol-Myers Squibb Co
2.95%, 03/15/2032 624 546
3.25%, 08/01/2042 343 253
3.70%, 03/15/2052 100 73
3.90%, 02/20/2028 100 98
3.90%, 03/15/2062 100 71
4.13%, 06/15/2039 200 173
5.75%, 02/01/2031 1,032 1,077
Cardinal Health Inc
4.60%, 03/15/2043 2,132 1,813
4.90%, 09/15/2045 100 87
5.13%, 02/15/2029 469 472
5.75%, 11/15/2054 378 366
Cencora Inc
2.70%, 03/15/2031 100 87
4.30%, 12/15/2047 579 469
4.85%, 12/15/2029 315 313
5.13%, 02/15/2034 1,063 1,044
CVS Health Corp
3.00%, 08/15/2026 200 195
4.78%, 03/25/2038 1,951 1,714
5.00%, 02/20/2026 100 100
5.00%, 01/30/2029 100 99
5.05%, 03/25/2048 100 84
5.13%, 07/20/2045 834 715

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
CVS Health Corp (continued)
5.55%, 06/01/2031 $ 690 $ 693
6.05%, 06/01/2054 100 95
7.00%, 03/10/2055
(k)
348 351
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Eli Lilly & Co
0.63%, 11/01/2031 EUR 100 90
3.38%, 03/15/2029 $ 150 144
4.15%, 08/14/2027 307 305
4.60%, 08/14/2034 629 605
4.70%, 02/27/2033 100 98
4.88%, 02/27/2053 100 90
GlaxoSmithKline Capital Inc
3.88%, 05/15/2028 100 98
GlaxoSmithKline Capital PLC
1.63%, 05/12/2035 GBP 100 90
Grifols SA
3.88%, 10/15/2028
(j)
EUR 1,125 1,048
4.75%, 10/15/2028
(j)
$ 1,900 1,758
Johnson & Johnson
0.95%, 09/01/2027 100 92
1.15%, 11/20/2028 EUR 100 99
2.10%, 09/01/2040 $ 250 167
4.80%, 06/01/2029 725 734
Merck & Co Inc
3.40%, 03/07/2029 200 191
4.90%, 05/17/2044 100 93
Merck Financial Services GmbH
0.88%, 07/05/2031 EUR 100 91
MSD Netherlands Capital BV
3.70%, 05/30/2044 100 104
Novartis Capital Corp
2.20%, 08/14/2030 $ 200 176
3.70%, 09/21/2042 100 81
4.00%, 09/18/2031 614 589
Novo Nordisk Finance Netherlands BV
1.38%, 03/31/2030 EUR 100 97
Pfizer Inc
3.45%, 03/15/2029 $ 100 96
3.90%, 03/15/2039 200 170
Pfizer Investment Enterprises Pte Ltd
4.75%, 05/19/2033 855 831
5.11%, 05/19/2043 515 487
5.30%, 05/19/2053 873 818
5.34%, 05/19/2063 554 508
Sanofi SA
1.25%, 04/06/2029 EUR 100 98
Takeda Pharmaceutical Co Ltd
1.00%, 07/09/2029 100 96
3.03%, 07/09/2040 $ 200 147
5.80%, 07/05/2064 432 417
Upjohn Finance BV
1.36%, 06/23/2027 EUR 100 100
Viatris Inc
3.85%, 06/22/2040 $ 516 387
4.00%, 06/22/2050 1,231 835
Wyeth LLC
5.95%, 04/01/2037 500 523
Zoetis Inc
5.60%, 11/16/2032 451 465
$ 32,705
Pipelines - 2.32%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 1,910 1,910
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.75%, 01/15/2028
(j)
225 224
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Blue Racer Midstream LLC / Blue Racer Finance
Corp
7.25%, 07/15/2032
(j)
$ 1,125 $ 1,177
Boardwalk Pipelines LP
4.80%, 05/03/2029
(i)
100 99
Buckeye Partners LP
4.50%, 03/01/2028
(j)
1,025 987
5.60%, 10/15/2044 375 313
5.85%, 11/15/2043 1,650 1,446
Cheniere Energy Partners LP
3.25%, 01/31/2032 100 87
4.00%, 03/01/2031 100 93
CNX Midstream Partners LP
4.75%, 04/15/2030
(j)
3,125 2,880
Coastal Gaslink Pipeline LP
4.69%, 09/30/2029 CAD 100 72
5.19%, 09/30/2034 100 74
Columbia Pipelines Operating Co LLC
6.50%, 08/15/2043
(j)
$ 100 104
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(j)
2,005 1,933
DCP Midstream Operating LP
3.25%, 02/15/2032 100 86
Eastern Energy Gas Holdings LLC
5.80%, 01/15/2035 100 102
Enbridge Energy Partners LP
7.38%, 10/15/2045 150 170
Enbridge Inc
2.99%, 10/03/2029 CAD 100 67
4.73%, 08/22/2034 100 71
5.36%, 05/26/2033 75 56
6.00%, 01/15/2077
(k)
$ 400 397
CME Term Secured Overnight Financing
Rate 3 Month + 4.15%
6.25%, 03/01/2078
(k)
2,500 2,470
CME Term Secured Overnight Financing
Rate 3 Month + 3.90%
7.38%, 03/15/2055
(k)
60 62
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.12%
8.50%, 01/15/2084
(k)
200 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.43%
Enbridge Pipelines Inc
3.52%, 02/22/2029 CAD 200 137
Energy Transfer LP
4.95%, 05/15/2028 $ 303 303
5.15%, 02/01/2043 257 228
5.25%, 07/01/2029 100 101
5.35%, 05/15/2045 975 878
5.40%, 10/01/2047 1,727 1,550
5.95%, 05/15/2054 100 96
6.10%, 02/15/2042 100 99
6.25%, 04/15/2049 25 25
6.40%, 12/01/2030 531 561
EnLink Midstream LLC
6.50%, 09/01/2030
(j)
358 377
Enterprise Products Operating LLC
3.70%, 01/31/2051 452 325
5.10%, 02/15/2045 100 92
EQM Midstream Partners LP
4.75%, 01/15/2031
(j)
725 690
Flex Intermediate Holdco LLC
3.36%, 06/30/2031
(j)
100 86
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034 155 135

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Genesis Energy LP / Genesis Energy Finance Corp
7.88%, 05/15/2032 $ 875 $ 876
8.00%, 05/15/2033 1,950 1,950
8.25%, 01/15/2029 875 895
8.88%, 04/15/2030 1,550 1,607
Gray Oak Pipeline LLC
3.45%, 10/15/2027
(j)
1,180 1,126
Greensaif Pipelines Bidco Sarl
6.10%, 08/23/2042 1,525 1,500
6.13%, 02/23/2038 200 202
Harvest Midstream I LP
7.50%, 05/15/2032
(j)
1,175 1,223
Inter Pipeline Ltd/AB
3.98%, 11/25/2031 CAD 100 67
6.38%, 02/17/2033 100 76
Kinder Morgan Energy Partners LP
5.00%, 08/15/2042 $ 100 87
5.40%, 09/01/2044 100 91
5.50%, 03/01/2044 610 566
Kinder Morgan Inc
5.10%, 08/01/2029 599 600
Midwest Connector Capital Co LLC
4.63%, 04/01/2029
(j)
150 148
MPLX LP
4.70%, 04/15/2048 50 41
4.90%, 04/15/2058 50 41
5.00%, 03/01/2033 100 97
Northern Natural Gas Co
5.63%, 02/01/2054
(j)
293 281
NuStar Logistics LP
6.38%, 10/01/2030 1,250 1,273
ONEOK Inc
5.80%, 11/01/2030 50 52
6.05%, 09/01/2033 100 103
6.63%, 09/01/2053 100 104
ONEOK Partners LP
6.65%, 10/01/2036 1,316 1,399
Pembina Pipeline Corp
4.75%, 03/26/2048 CAD 100 65
Plains All American Pipeline LP / PAA Finance
Corp
4.30%, 01/31/2043 $ 499 396
4.90%, 02/15/2045 50 43
6.65%, 01/15/2037 415 438
Prairie Acquiror LP
9.00%, 08/01/2029
(j)
3,000 3,102
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028 100 98
5.90%, 09/15/2037 564 571
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/2034
(j)
50 49
Southern Gas Corridor CJSC
6.88%, 03/24/2026 1,725 1,745
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
6.00%, 09/01/2031
(j)
675 649
7.38%, 02/15/2029
(j)
1,025 1,043
Targa Resources Corp
4.20%, 02/01/2033 100 91
Targa Resources Partners LP / Targa Resources
Partners Finance Corp
5.50%, 03/01/2030 559 560
Tennessee Gas Pipeline Co LLC
2.90%, 03/01/2030
(j)
200 180
TransCanada PipeLines Ltd
4.75%, 05/15/2038 50 45
5.92%, 05/12/2052 CAD 100 78
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Transcanada Trust
5.60%, 03/07/2082
(k)
$ 3,800 $ 3,610
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.99%
Venture Global LNG Inc
7.00%, 01/15/2030
(j)
1,150 1,175
8.38%, 06/01/2031
(j)
4,700 4,947
9.88%, 02/01/2032
(j)
1,975 2,174
Western Midstream Operating LP
5.30%, 03/01/2048 612 520
5.45%, 11/15/2034 913 887
5.45%, 04/01/2044 100 89
Williams Cos Inc/The
2.60%, 03/15/2031 100 86
5.30%, 08/15/2028 100 101
5.30%, 08/15/2052 100 91
5.75%, 06/24/2044 645 626
$ 58,648
Private Equity - 0.11%
Brookfield Finance II Inc
5.43%, 12/14/2032 CAD 100 74
Brookfield Finance Inc
5.97%, 03/04/2054 $ 50 51
Brookfield Finance LLC / Brookfield Finance Inc
3.45%, 04/15/2050 50 34
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029
(j)
100 94
EQT AB
2.38%, 04/06/2028 EUR 100 102
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(i),(j)
$ 2,675 2,366
Intermediate Capital Group PLC
1.63%, 02/17/2027 EUR 100 101
KKR Group Finance Co VIII LLC
3.50%, 08/25/2050
(j)
$ 50 34
$ 2,856
Real Estate - 0.36%
Acef Holding SCA
1.25%, 04/26/2030 EUR 100 92
Akelius Residential Property Financing BV
1.00%, 01/17/2028 100 97
Alpha Star Holding VII Ltd
7.75%, 04/27/2026 $ 2,400 2,432
Aroundtown SA
3.00%, 10/16/2029 GBP 100 108
Aster Treasury Plc
1.41%, 01/27/2036 100 84
Blackstone Property Partners Europe Holdings Sarl
1.00%, 10/20/2026 EUR 100 100
Blend Funding PLC
3.46%, 09/21/2049 GBP 100 88
Castellum Helsinki Finance Holding Abp
0.88%, 09/17/2029 EUR 100 91
Clarion Funding PLC
1.25%, 11/13/2032 GBP 100 93
CTP NV
1.25%, 06/21/2029 EUR 100 94
Grand City Properties SA
4.38%, 01/09/2030 100 107
Heimstaden Bostad Treasury BV
1.38%, 07/24/2028 100 95
Hyde Housing Association Ltd
1.75%, 08/18/2055 GBP 100 52
LEG Immobilien SE
0.75%, 06/30/2031 EUR 100 87
London & Quadrant Housing Trust
2.00%, 03/31/2032 GBP 100 100

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Real Estate (continued)
MAF Global Securities Ltd
7.88%, 06/30/2027
(h),(k)
$ 3,275 $ 3,364
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
Notting Hill Genesis
2.88%, 01/31/2029 GBP 100 114
NWD Finance BVI Ltd
5.25%, 03/22/2026
(h),(k)
$ 300 79
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.89%
NWD MTN Ltd
4.13%, 07/18/2029 700 316
4.50%, 05/19/2030 250 110
8.63%, 02/08/2028 275 138
Ontario Teachers' Cadillac Fairview Properties Trust
2.50%, 10/15/2031
(j)
830 697
Peabody Capital PLC
5.25%, 03/17/2043 GBP 100 115
Platform HG Financing PLC
1.93%, 09/15/2041 100 76
Prologis International Funding II SA
2.38%, 11/14/2030 EUR 125 124
Southern Housing
3.50%, 10/19/2047 GBP 100 86
Vonovia SE
0.38%, 06/16/2027 EUR 100 98
1.13%, 09/14/2034 100 81
$ 9,118
Regional Authority - 0.18%
Province of British Columbia Canada
4.20%, 07/06/2033 $ 1,662 1,584
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
4,046 2,852
$ 4,436
REITs - 0.82%
Alexandria Real Estate Equities Inc
4.90%, 12/15/2030 100 99
5.25%, 05/15/2036 100 97
American Homes 4 Rent LP
4.25%, 02/15/2028 100 98
American Tower Corp
0.45%, 01/15/2027 EUR 100 99
1.45%, 09/15/2026 $ 25 24
1.50%, 01/31/2028 200 182
2.30%, 09/15/2031 859 719
3.13%, 01/15/2027 698 676
4.10%, 05/16/2034 EUR 100 108
5.20%, 02/15/2029 $ 1,449 1,457
AvalonBay Communities Inc
2.45%, 01/15/2031 100 87
Boston Properties LP
2.55%, 04/01/2032 150 122
Brixmor Operating Partnership LP
4.05%, 07/01/2030 100 95
Choice Properties Real Estate Investment Trust
4.18%, 03/08/2028 CAD 200 140
Covivio SA/France
1.63%, 06/23/2030 EUR 100 95
Crown Castle Inc
2.25%, 01/15/2031 $ 100 85
2.90%, 04/01/2041 50 35
5.00%, 01/11/2028 637 639
5.60%, 06/01/2029 553 564
Digital Dutch Finco BV
1.25%, 02/01/2031 EUR 100 91
Equinix Inc
3.90%, 04/15/2032 $ 100 92
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
ERP Operating LP
3.50%, 03/01/2028 $ 200 $ 193
Extra Space Storage LP
5.70%, 04/01/2028 100 102
Gecina SA
1.63%, 05/29/2034 EUR 100 90
GLP Capital LP / GLP Financing II Inc
5.63%, 09/15/2034 $ 50 49
Goodman US Finance Six LLC
5.13%, 10/07/2034
(j)
376 364
Healthpeak OP LLC
3.50%, 07/15/2029 100 94
Host Hotels & Resorts LP
3.50%, 09/15/2030 667 607
5.50%, 04/15/2035 25 24
Inmobiliaria Colonial Socimi SA
2.00%, 04/17/2026 EUR 100 103
Invitation Homes Operating Partnership LP
5.50%, 08/15/2033
(i)
$ 100 100
Kilroy Realty LP
4.75%, 12/15/2028
(i)
100 98
Kimco Realty OP LLC
2.25%, 12/01/2031 100 84
4.60%, 02/01/2033 25 24
Klepierre SA
2.00%, 05/12/2029 EUR 100 100
LXP Industrial Trust
2.38%, 10/01/2031 $ 514 422
MPT Operating Partnership LP / MPT Finance Corp
0.99%, 10/15/2026 EUR 2,050 1,980
3.50%, 03/15/2031 $ 1,200 805
5.00%, 10/15/2027
(i)
2,675 2,395
8.50%, 02/15/2032
(j),(o)
525 533
National Health Investors Inc
3.00%, 02/01/2031 1,030 885
NNN REIT Inc
5.60%, 10/15/2033 50 50
Prologis Euro Finance LLC
0.50%, 02/16/2032 EUR 200 172
Prologis LP
2.25%, 04/15/2030 $ 200 176
4.00%, 09/15/2028 100 97
Realty Income Corp
4.65%, 03/15/2047 100 86
Regency Centers LP
5.25%, 01/15/2034 100 99
RioCan Real Estate Investment Trust
5.61%, 10/06/2027 CAD 100 72
Scentre Group Trust 2
4.75%, 09/24/2080
(j)
$ 454 448
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 8.76%
Segro PLC
5.13%, 12/06/2041 GBP 100 118
SELP Finance Sarl
1.50%, 11/20/2025 EUR 100 102
Service Properties Trust
8.63%, 11/15/2031
(j)
$ 2,225 2,363
Simon Property Group LP
5.85%, 03/08/2053 100 101
Store Capital LLC
4.50%, 03/15/2028
(i)
100 97
UDR Inc
3.10%, 11/01/2034 100 82
Unibail-Rodamco-Westfield SE
2.00%, 05/29/2037 EUR 100 84
Ventas Realty LP
5.70%, 09/30/2043 $ 50 49

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
VICI Properties LP
5.75%, 04/01/2034
(i)
$ 100 $ 100
WEA Finance LLC
3.50%, 06/15/2029
(j)
100 93
Welltower OP LLC
4.13%, 03/15/2029 200 194
Weyerhaeuser Co
4.00%, 03/09/2052 689 519
4.75%, 05/15/2026 968 968
WPC Eurobond BV
0.95%, 06/01/2030 EUR 100 92
$ 20,818
Retail - 0.98%
1011778 BC ULC / New Red Finance Inc
4.00%, 10/15/2030
(j)
$ 6,850 6,203
7-Eleven Inc
2.50%, 02/10/2041
(j)
100 64
Alimentation Couche-Tard Inc
1.88%, 05/06/2026 EUR 100 103
5.27%, 02/12/2034
(j)
$ 150 146
Asbury Automotive Group Inc
5.00%, 02/15/2032
(j)
1,100 1,029
AutoZone Inc
5.10%, 07/15/2029 305 307
Beacon Roofing Supply Inc
6.50%, 08/01/2030
(j)
475 490
CK Hutchison Europe Finance 21 Ltd
1.00%, 11/02/2033 EUR 100 84
Costco Wholesale Corp
1.38%, 06/20/2027 $ 200 187
1.60%, 04/20/2030 606 521
Darden Restaurants Inc
4.35%, 10/15/2027 483 478
Dick's Sporting Goods Inc
4.10%, 01/15/2052 50 36
Dollar General Corp
3.50%, 04/03/2030 100 92
Genuine Parts Co
6.50%, 11/01/2028 840 881
Home Depot Inc/The
3.35%, 04/15/2050 200 140
4.50%, 12/06/2048 100 86
4.75%, 06/25/2029 50 50
4.90%, 04/15/2029 549 554
4.95%, 06/25/2034 100 99
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(j)
1,725 1,811
Lithia Motors Inc
4.38%, 01/15/2031
(j)
1,350 1,243
Lowe's Cos Inc
2.63%, 04/01/2031
(i)
100 87
3.70%, 04/15/2046 519 386
4.05%, 05/03/2047 100 78
4.45%, 04/01/2062 75 58
4.50%, 04/15/2030
(i)
100 98
McDonald's Corp
3.63%, 09/01/2049 765 555
3.88%, 02/20/2031 EUR 100 108
4.60%, 09/09/2032 $ 100 98
4.80%, 08/14/2028 1,642 1,652
4.88%, 12/09/2045 100 90
5.20%, 05/17/2034 100 101
O'Reilly Automotive Inc
3.60%, 09/01/2027 1,201 1,169
5.75%, 11/20/2026 545 555
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(j)
400 428
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Starbucks Corp
4.75%, 02/15/2026 $ 100 $ 100
4.80%, 02/15/2033
(i)
100 98
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(j)
1,000 909
Target Corp
2.95%, 01/15/2052 100 64
4.50%, 09/15/2032 75 73
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(j)
2,925 3,098
Walmart Inc
1.80%, 09/22/2031 150 126
2.50%, 09/22/2041 100 69
4.50%, 04/15/2053 50 44
$ 24,648
Savings & Loans - 0.01%
Nationwide Building Society
0.25%, 09/14/2028 EUR 100 94
3.77%, 01/27/2036
(k)
100 105
3 Month Euro Interbank Offered Rate +
1.23%
$ 199
Semiconductors - 0.41%
Analog Devices Inc
5.30%, 04/01/2054 $ 50 48
Applied Materials Inc
3.30%, 04/01/2027 100 98
4.80%, 06/15/2029 425 428
ASML Holding NV
0.63%, 05/07/2029 EUR 100 95
Broadcom Inc
2.45%, 02/15/2031
(j)
$ 1,721 1,488
3.19%, 11/15/2036
(j)
1,394 1,118
3.42%, 04/15/2033
(j)
150 131
3.46%, 09/15/2026 200 196
Foundry JV Holdco LLC
5.90%, 01/25/2030
(j)
200 205
6.15%, 01/25/2032
(j)
1,269 1,296
6.25%, 01/25/2035
(j)
627 639
6.40%, 01/25/2038
(j)
387 394
Intel Corp
2.80%, 08/12/2041 100 64
3.73%, 12/08/2047 1,210 810
4.10%, 05/19/2046 150 108
4.88%, 02/10/2028 200 199
5.05%, 08/05/2062 100 78
5.60%, 02/21/2054 530 465
5.70%, 02/10/2053 555 494
KLA Corp
4.95%, 07/15/2052 100 90
Marvell Technology Inc
4.88%, 06/22/2028 200 200
Micron Technology Inc
4.19%, 02/15/2027 100 99
5.80%, 01/15/2035 375 378
5.88%, 02/09/2033 75 77
NVIDIA Corp
2.00%, 06/15/2031 100 85
NXP BV / NXP Funding LLC / NXP USA Inc
5.00%, 01/15/2033 100 98
QUALCOMM Inc
4.80%, 05/20/2045 100 91
Texas Instruments Inc
3.88%, 03/15/2039 100 86
4.60%, 02/15/2028 633 635
4.90%, 03/14/2033 100 99
$ 10,292

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software - 2.34%
Adobe Inc
4.75%, 01/17/2028
(i)
$ 1,056 $ 1,066
4.85%, 04/04/2027 392 396
AppLovin Corp
5.50%, 12/01/2034 550 548
AthenaHealth Group Inc
6.50%, 02/15/2030
(j)
13,080 12,656
Capstone Borrower Inc
8.00%, 06/15/2030
(j)
4,650 4,889
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(j)
1,750 1,662
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(j)
4,300 4,167
Clarivate Science Holdings Corp
4.88%, 07/01/2029
(j)
3,050 2,859
Dye & Durham Ltd
8.63%, 04/15/2029
(j)
4,825 5,043
Fidelity National Information Services Inc
3.10%, 03/01/2041 100 73
Fiserv Inc
3.00%, 07/01/2031 GBP 100 110
4.40%, 07/01/2049 $ 1,190 968
5.15%, 08/12/2034 612 599
Intuit Inc
5.13%, 09/15/2028 75 76
Microsoft Corp
1.35%, 09/15/2030 100 85
2.40%, 08/08/2026 200 194
2.68%, 06/01/2060 150 87
3.70%, 08/08/2046 100 80
4.10%, 02/06/2037 200 186
Open Text Corp
3.88%, 12/01/2029
(j)
450 413
Oracle Corp
1.65%, 03/25/2026 200 193
2.30%, 03/25/2028 1,679 1,558
2.88%, 03/25/2031 100 88
3.60%, 04/01/2040 200 156
3.60%, 04/01/2050 100 69
3.80%, 11/15/2037 2,067 1,724
3.85%, 04/01/2060 150 102
4.00%, 11/15/2047 535 407
4.13%, 05/15/2045 200 158
4.30%, 07/08/2034 496 455
4.65%, 05/06/2030 100 99
5.55%, 02/06/2053 247 232
Playtika Holding Corp
4.25%, 03/15/2029
(j)
5,800 5,349
RingCentral Inc
8.50%, 08/15/2030
(j)
1,350 1,433
Roper Technologies Inc
4.20%, 09/15/2028 200 196
4.90%, 10/15/2034 928 894
Salesforce Inc
1.95%, 07/15/2031 150 127
SAP SE
1.25%, 03/10/2028 EUR 100 100
SS&C Technologies Inc
6.50%, 06/01/2032
(j)
$ 2,350 2,388
UKG Inc
6.88%, 02/01/2031
(j)
2,925 2,986
VMware LLC
4.70%, 05/15/2030 100 98
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(j)
4,550 4,192
$ 59,161
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 3.18%
Argentine Republic Government International Bond
4.12%, 07/09/2035
(l)
$ 3,800 $ 2,581
Benin Government International Bond
7.96%, 02/13/2038 1,200 1,138
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 27,666 4,384
Colombia Government International Bond
7.50%, 02/02/2034 $ 3,325 3,290
Dominican Republic International Bond
6.85%, 01/27/2045 1,400 1,395
10.75%, 06/01/2036
(j)
DOP 143,000 2,413
Ecuador Government International Bond
5.00%, 07/31/2040
(l)
$ 1,175 691
5.50%, 07/31/2035
(l)
4,005 2,623
Egypt Government Bond
24.46%, 10/01/2027 EGP 55,900 1,146
25.32%, 08/13/2027 53,500 1,109
Egypt Government International Bond
8.63%, 02/04/2030
(j),(o)
$ 2,700 2,690
8.70%, 03/01/2049 1,600 1,304
Egypt Treasury Bills
0.00%, 09/16/2025
(d)
EGP 49,700 852
El Salvador Government International Bond
0.25%, 04/17/2030
(j)
$ 33,000 678
Ghana Government International Bond
0.00%, 01/03/2030
(d),(j)
2,417 1,882
0.00%, 01/03/2030
(d)
1,189 926
5.00%, 07/03/2029
(j),(l)
2,075 1,849
Guatemala Government Bond
6.60%, 06/13/2036 1,750 1,726
Hungary Government International Bond
5.50%, 03/26/2036 2,500 2,376
Israel Government International Bond
4.13%, 01/17/2048 3,500 2,672
Ivory Coast Government International Bond
5.88%, 10/17/2031 EUR 2,775 2,734
Japan Government Five Year Bond
0.40%, 09/20/2028 JPY 150,000 953
Japan Government Ten Year Bond
0.70%, 12/20/2033 5,000 31
Mexico Government International Bond
4.28%, 08/14/2041 $ 2,281 1,684
6.34%, 05/04/2053 400 357
Nigeria Government International Bond
7.38%, 09/28/2033 3,200 2,776
Pakistan Government International Bond
6.88%, 12/05/2027 3,350 3,112
Peru Government Bond
5.40%, 08/12/2034 PEN 4,225 1,033
Peruvian Government International Bond
6.90%, 08/12/2037 9,200 2,457
Republic of Cameroon International Bond
9.50%, 07/31/2031 $ 1,700 1,624
Republic of Italy Government International Bond
3.88%, 05/06/2051 1,013 691
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 10,521 2,269
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 53,800 2,314
8.88%, 02/28/2035 80,400 3,903
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(j)
$ 2,075 2,038
Serbia International Bond
6.50%, 09/26/2033 2,125 2,203
Turkiye Government Bond
37.00%, 02/18/2026 TRY 113,800 3,205

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Ukraine Government International Bond
0.00%, 02/01/2035
(d),(j),(l)
$ 244 $ 151
0.00%, 02/01/2035
(d),(l)
1,389 856
0.00%, 02/01/2036
(d),(j),(l)
187 115
0.00%, 02/01/2036
(d),(l)
1,545 949
1.75%, 02/01/2034
(j),(l)
1,873 1,057
1.75%, 02/01/2034
(l)
3,442 1,944
1.75%, 02/01/2035
(j),(l)
1,599 894
1.75%, 02/01/2035
(l)
1,289 720
Zambia Government International Bond
0.50%, 12/31/2053 4,050 2,461
$ 80,256
Student Loan Asset Backed Securities - 0.74%
CIT Education Loan Trust 2007-1
5.08%, 03/25/2042
(j)
1,342 1,325
1.00 x 90 Day Average Secured Overnight
Financing Rate + 0.35%
Commonbond Student Loan Trust 2017-B-GS
2.68%, 09/25/2042
(j)
1,040 959
ECMC Group Student Loan Trust 2024-1
5.50%, 11/27/2073
(j)
973 974
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.15%
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(j)
1,794 1,805
National Collegiate Student Loan Trust 2005-2
4.80%, 06/25/2033 832 814
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.48%
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(j)
822 744
Navient Student Loan Trust
6.48%, 03/15/2072
(j)
303 311
SLM Private Credit Student Loan Trust 2003-A
6.22%, 06/15/2032 1,939 712
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.86%
SLM Private Credit Student Loan Trust 2005-B
4.95%, 06/15/2039 708 690
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.59%
SLM Private Credit Student Loan Trust 2006-A
4.91%, 06/15/2039 1,402 1,352
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.82%, 12/15/2039 519 504
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SLM Private Credit Student Loan Trust 2007-A
4.86%, 12/16/2041 180 177
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.50%
SLM Student Loan Trust 2008-2
5.57%, 04/27/2026 703 703
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.01%
SLM Student Loan Trust 2008-3
5.82%, 07/25/2028 1,869 1,859
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.26%
SLM Student Loan Trust 2008-4
6.47%, 01/25/2028 244 245
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.91%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SLM Student Loan Trust 2008-5
6.52%, 10/25/2027 $ 1,614 $ 1,616
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.96%
SLM Student Loan Trust 2008-6
5.92%, 04/25/2029 2,088 2,085
1.00 x 90 Day Average Secured Overnight
Financing Rate + 1.36%
SMB Private Education Loan Trust 2015-B
3.50%, 12/17/2040
(j)
302 300
SMB Private Education Loan Trust 2021-A
2.31%, 01/15/2053
(j)
282 272
Towd Point Asset Trust 2021-SL1
5.81%, 11/20/2061
(j)
1,200 1,137
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.51%
$ 18,584
Supranational Bank - 0.47%
Africa Finance Corp
7.50%, 01/21/2030
(h),(j),(k)
700 690
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
European Bank for Reconstruction & Development
1.50%, 02/13/2025 1,303 1,302
6.30%, 10/26/2027 INR 291,000 3,308
Inter-American Development Bank
1.13%, 07/20/2028 $ 2,404 2,158
7.00%, 01/25/2029 INR 131,000 1,513
International Bank for Reconstruction &
Development
0.75%, 11/24/2027 $ 1,959 1,776
3.13%, 11/20/2025 1,110 1,099
$ 11,846
Telecommunications - 2.01%
Africell Holding Ltd
10.50%, 10/23/2029
(j)
1,875 1,835
America Movil SAB de CV
4.38%, 04/22/2049 200 164
AT&T Inc
0.25%, 03/04/2026 EUR 100 101
2.55%, 12/01/2033 $ 200 161
3.55%, 09/15/2055 200 134
3.65%, 06/01/2051 100 71
3.65%, 09/15/2059 100 67
3.85%, 06/01/2060 401 279
4.25%, 06/01/2043 GBP 100 100
4.30%, 11/18/2034 EUR 100 111
4.50%, 05/15/2035 $ 2,136 1,980
4.75%, 05/15/2046 1,268 1,102
4.90%, 08/15/2037 1,607 1,515
5.40%, 02/15/2034 736 740
5.55%, 08/15/2041 100 97
Axian Telecom
7.38%, 02/16/2027
(j)
1,975 1,946
Bell Telephone Co of Canada or Bell Canada
4.75%, 09/29/2044 CAD 100 65
5.20%, 02/15/2034
(i)
$ 50 49
5.60%, 08/11/2053 CAD 50 36
British Telecommunications PLC
3.13%, 11/21/2031 GBP 100 110
5.13%, 12/04/2028 $ 200 201
C&W Senior Finance Ltd
6.88%, 09/15/2027
(j)
1,621 1,621
Cisco Systems Inc
2.50%, 09/20/2026 100 97
4.85%, 02/26/2029 1,141 1,150
5.05%, 02/26/2034 100 100
5.30%, 02/26/2054 100 97

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
CommScope LLC
9.50%, 12/15/2031
(j)
$ 797 $ 827
Corning Inc
3.90%, 11/15/2049 549 409
5.45%, 11/15/2079 423 386
Deutsche Telekom AG
1.75%, 12/09/2049 EUR 100 74
Deutsche Telekom International Finance BV
4.38%, 06/21/2028
(j)
$ 150 148
Digicel Intermediate Holdings Ltd / Digicel
International Finance Ltd / DIFL US
9.00%, PIK 1.50%; 05/25/2027
(l),(m)
4,454 4,443
Liquid Telecommunications Financing Plc
5.50%, 09/04/2026
(j)
1,625 1,409
5.50%, 09/04/2026 275 238
Millicom International Cellular SA
7.38%, 04/02/2032
(j)
1,000 1,014
NTT Finance Corp
0.34%, 03/03/2030 EUR 100 91
1.59%, 04/03/2028
(j)
$ 300 272
Orange SA
0.50%, 09/04/2032 EUR 100 86
1.38%, 02/11/2029
(h),(k)
100 94
EUR Swap Annual (VS 6 Month) 5 Year +
1.49%
1.88%, 09/12/2030 200 197
Rogers Communications Inc
3.20%, 03/15/2027 $ 100 97
4.55%, 03/15/2052 100 79
5.00%, 02/15/2029 699 695
5.30%, 02/15/2034 50 49
6.75%, 11/09/2039 CAD 100 80
Sprint Capital Corp
6.88%, 11/15/2028 $ 100 106
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(j)
130 130
Telecom Argentina SA
9.50%, 07/18/2031
(j)
1,200 1,247
Telefonica Emisiones SA
1.45%, 01/22/2027 EUR 100 101
4.90%, 03/06/2048 $ 1,007 849
5.52%, 03/01/2049 200 183
Telia Co AB
0.13%, 11/27/2030 EUR 100 88
Telstra Corp Ltd
1.38%, 03/26/2029 100 98
TELUS Corp
4.70%, 03/06/2048 CAD 100 64
T-Mobile USA Inc
3.00%, 02/15/2041 $ 3,050 2,179
3.60%, 11/15/2060 663 438
3.88%, 04/15/2030 100 95
4.38%, 04/15/2040 100 87
4.80%, 07/15/2028 200 200
5.05%, 07/15/2033 100 98
5.65%, 01/15/2053 100 97
Turk Telekomunikasyon AS
7.38%, 05/20/2029 800 813
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030
(j)
1,225 1,237
VEON Holdings BV
3.38%, 11/25/2027 2,325 2,053
Verizon Communications Inc
0.19%, 03/24/2028 CHF 100 107
1.30%, 05/18/2033 EUR 100 89
1.75%, 01/20/2031 $ 150 124
2.36%, 03/15/2032 200 166
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Verizon Communications Inc (continued)
2.65%, 05/06/2030 AUD 200 $ 110
2.85%, 09/03/2041 $ 1,467 1,022
2.99%, 10/30/2056 100 59
3.00%, 11/20/2060 1,040 605
3.40%, 03/22/2041 684 519
3.55%, 03/22/2051 100 70
3.88%, 03/01/2052 456 337
4.00%, 03/22/2050 100 76
4.02%, 12/03/2029 125 120
4.25%, 10/31/2030 EUR 100 110
4.50%, 08/10/2033 $ 1,090 1,032
4.78%, 02/15/2035
(j)
191 182
Viasat Inc
5.63%, 09/15/2025
(j)
4,550 4,515
5.63%, 04/15/2027
(j)
725 704
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(j)
3,450 2,987
Vodafone Group PLC
2.20%, 08/25/2026 EUR 200 206
4.25%, 09/17/2050 $ 328 254
5.63%, 02/10/2053 200 189
5.75%, 02/10/2063 514 484
5.88%, 06/28/2064 2,053 1,973
$ 50,820
Toys, Games & Hobbies - 0.01%
Hasbro Inc
3.55%, 11/19/2026 200 196
Transportation - 0.60%
BNSF Funding Trust I
6.61%, 12/15/2055
(k)
4,310 4,320
3 Month USD LIBOR + 2.35%
Burlington Northern Santa Fe LLC
4.15%, 12/15/2048 935 753
4.45%, 03/15/2043 904 789
5.20%, 04/15/2054 50 47
Canadian National Railway Co
3.05%, 02/08/2050 CAD 100 53
3.85%, 08/05/2032 $ 100 92
4.38%, 09/18/2034 575 542
Canadian Pacific Railway Co
2.88%, 11/15/2029 100 92
4.30%, 05/15/2043 100 84
4.70%, 05/01/2048 642 559
CSX Corp
3.35%, 09/15/2049 100 70
3.80%, 11/01/2046 100 78
Deutsche Post AG
0.38%, 05/20/2026 EUR 100 101
DSV Finance BV
1.38%, 03/16/2030 100 96
East Japan Railway Co
4.11%, 02/22/2043 100 109
FedEx Corp
4.95%, 10/17/2048 $ 100 86
FedEx Corp 2020-1 Class AA Pass Through Trust
1.88%, 08/20/2035 2,078 1,733
Norfolk Southern Corp
4.55%, 06/01/2053 100 84
5.55%, 03/15/2034 100 102
Ryder System Inc
5.25%, 06/01/2028 100 101
5.50%, 06/01/2029 687 700
Transnet SOC Ltd
8.25%, 02/06/2028 3,300 3,360
TTX Co
5.50%, 09/25/2026
(j)
839 850

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Transportation (continued)
Union Pacific Corp
3.25%, 02/05/2050
(i)
$ 100 $ 69
3.60%, 09/15/2037 100 84
3.85%, 02/14/2072 100 69
United Parcel Service Inc
5.30%, 04/01/2050 200 190
$ 15,213
Trucking & Leasing - 0.33%
Fortress Transportation and Infrastructure Investors
LLC
7.00%, 05/01/2031
(j)
2,425 2,458
7.00%, 06/15/2032
(j)
1,100 1,115
GATX Corp
3.25%, 09/15/2026 1,016 991
6.05%, 03/15/2034 100 104
Penske Truck Leasing Co Lp / PTL Finance Corp
5.25%, 02/01/2030
(j)
971 973
5.35%, 03/30/2029
(j)
405 408
5.88%, 11/15/2027
(j)
100 103
6.05%, 08/01/2028
(j)
991 1,022
6.20%, 06/15/2030
(j)
1,092 1,143
$ 8,317
Water - 0.16%
Aegea Finance Sarl
9.00%, 01/20/2031
(j)
1,875 1,951
9.00%, 01/20/2031 250 260
American Water Capital Corp
4.15%, 06/01/2049 100 79
Anglian Water Services Financing PLC
2.63%, 06/15/2027 GBP 100 117
Essential Utilities Inc
3.35%, 04/15/2050 $ 100 65
Georgia Global Utilities JSC
8.88%, 07/25/2029
(j)
850 854
Northumbrian Water Finance PLC
6.38%, 10/28/2034 GBP 100 129
Southern Water Services Finance Ltd
6.19%, 03/31/2029 50 64
Suez SACA
5.00%, 11/03/2032 EUR 100 114
United Utilities Water Finance PLC
2.63%, 02/12/2031 GBP 100 108
Veolia Environnement SA
1.59%, 01/10/2028 EUR 200 200
$ 3,941
TOTAL BONDS $ 1,777,416
SENIOR FLOATING RATE INTERESTS
- 11.05%
Principal
Amount (000's) Value (000's)
Advertising - 0.20%
Advantage Sales & Marketing Inc Term Loan B2
8.81%, 10/28/2027
(q)
$ 268 $ 267
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Clear Channel Outdoor Holdings Inc Term Loan B
8.44%, 08/23/2028
(q)
2,940 2,949
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
8.44%, 08/23/2028
(q)
1,019 1,022
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
CMG Media Corp Term Loan B2
7.93%, 06/18/2029
(q)
138 127
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Dotdash Meredith Inc Term Loan B1
7.84%, 12/01/2028
(q)
267 269
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Advertising (continued)
Planet US Buyer LLC Term Loan B
7.52%, 02/07/2031
(q)
$ 323 $ 325
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 4,959
Aerospace & Defense - 0.12%
Azorra Soar Tlb Finance Ltd Term Loan B
7.86%, 10/18/2029
(q)
249 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Barnes Group Inc
0.00%, 12/10/2031
(q),(r)
472 473
Bleriot US Bidco Inc Term Loan B
7.08%, 10/31/2030
(q)
293 294
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Kaman Corp
0.00%, 01/30/2032
(q),(r)
914 915
Signia Aerospace LLC Term Loan B
7.40%, 11/21/2031
(q)
173 173
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(q)
547 549
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
TransDigm Inc Term Loan L
6.83%, 01/19/2032
(q)
308 310
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
$ 2,965
Airlines - 0.06%
AAdvantage Loyalty IP Ltd Term Loan
9.30%, 04/20/2028
(q)
647 662
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Air Canada Term Loan B
6.34%, 03/21/2031
(q)
308 309
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
SkyMiles IP Ltd Term Loan B
8.04%, 10/20/2027
(q)
271 275
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.30%, 02/22/2031
(q)
160 161
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
$ 1,407
Apparel - 0.04%
ABG Intermediate Holdings 2 LLC Term Loan B1
6.56%, 12/21/2028
(q)
284 285
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Varsity Brands Inc Term Loan B
8.27%, 08/26/2031
(q)
425 426
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
8.27%, 08/26/2031
(q)
398 398
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 1,109

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment - 0.20%
Clarios Global LP Term Loan B
6.81%, 05/04/2030
(q)
$ 582 $ 581
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.07%, 01/14/2032
(q)
250 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
First Brands Group LLC Term Loan B
9.85%, 03/30/2027
(q)
2,652 2,599
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
9.85%, 03/30/2027
(q)
322 316
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
First Brands Group LLC Term Loan
13.35%, 03/30/2028
(q)
1,475 1,390
CME Term Secured Overnight Financing
Rate 3 Month + 8.50%
$ 5,136
Banks - 0.00%
Ascensus Holdings Inc Term Loan B
0.00%, 08/02/2028
(q),(r)
85 85
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Beverages - 0.05%
BrewCo Borrower LLC Term Loan
8.06%, 04/05/2028
(q)
374 205
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
9.28%, 01/05/2026
(q)
37 35
CME Term Secured Overnight Financing
Rate 3 Month + 9.00%
10.81%, 04/05/2028
(q)
143 78
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Pegasus Bidco BV Term Loan B
7.77%, 07/12/2029
(q)
197 199
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Triton Water Holdings Inc Term Loan B
7.84%, 03/31/2028
(q)
751 754
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
8.33%, 03/31/2028
(q)
124 124
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 1,395
Building Materials - 0.08%
ACProducts Holdings Inc Term Loan B
8.84%, 05/17/2028
(q)
104 80
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Chariot Buyer LLC Term Loan B
7.66%, 10/22/2028
(q)
605 608
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cornerstone Building Brands Inc Term Loan B
7.66%, 04/12/2028
(q)
47 45
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Eco Material Technologies Inc
0.00%, 01/30/2032
(q),(r)
1,275 1,280
Quikrete Holdings Inc Term Loan B1
6.81%, 03/25/2031
(q)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 2,152
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0.50%
Advancion Holdings LLC Term Loan
12.16%, 10/27/2028
(q)
$ 8,680 $ 8,474
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Ascend Performance Materials Operations LLC
Term Loan B
9.10%, 08/27/2026
(q)
552 415
CME Term Secured Overnight Financing
Rate 6 Month + 4.75%
Discovery Purchaser Corp Term Loan B
8.67%, 08/04/2029
(q)
358 358
CME Term Secured Overnight Financing
Rate 3 Month + 4.38%
Ecovyst Catalyst Technologies LLC Term Loan B
6.84%, 06/12/2031
(q)
216 216
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Herens US Holdco Corp Term Loan B
8.35%, 07/03/2028
(q)
307 299
CME Term Secured Overnight Financing
Rate 3 Month + 3.93%
INEOS US Finance LLC Term Loan B
7.35%, 02/07/2031
(q)
284 283
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.56%, 02/18/2030
(q)
364 364
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
INEOS US Petrochem LLC Term Loan B
4.41%, 04/02/2029
(q)
273 273
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
8.56%, 10/01/2031
(q)
220 220
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
NIC Acquisition Corp Term Loan B
8.62%, 12/29/2027
(q)
316 281
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Nouryon Finance BV Term Loan B
7.78%, 04/03/2028
(q)
728 733
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Tronox Finance LLC Term Loan B2
6.60%, 04/04/2029
(q)
189 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
USALCO LLC Term Loan B
8.31%, 09/30/2031
(q)
204 206
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
WR Grace Holdings LLC Term Loan B
7.58%, 09/22/2028
(q)
236 238
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
$ 12,549
Commercial Services - 0.56%
Allied Universal Holdco LLC Term Loan B
8.16%, 05/12/2028
(q)
732 735
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Anticimex Global AB Term Loan B1
7.72%, 11/16/2028
(q)
743 748
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Belron Finance 2019 LLC Term Loan B
7.27%, 10/16/2031
(q)
$ 300 $ 302
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Boost Newco Borrower LLC Term Loan B1
7.08%, 01/31/2031
(q)
1,056 1,059
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Camelot US Acquisition LLC Term Loan B
7.06%, 01/31/2031
(q)
170 170
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Catawba Nation Gaming Authority Term Loan B
0.00%, 12/16/2031
(q),(r)
145 146
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Champions Financing Inc Term Loan B
0.00%, 02/23/2029
(q),(r)
1,525 1,378
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
Corp Service Co Term Loan B
6.30%, 11/02/2029
(q)
295 295
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Creative Artists Agency LLC Term Loan B
7.11%, 10/01/2031
(q)
500 502
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Driven Holdings LLC Term Loan B
7.47%, 12/17/2028
(q)
364 364
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Element Materials Technology Group US Holdings
Inc
8.08%, 07/06/2029
(q)
391 393
CME Term Secured Overnight Financing
Rate 3 Month + 4.25%
Ensemble RCM LLC Term Loan B
7.59%, 08/01/2029
(q)
235 237
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
First Advantage Holdings LLC Term Loan B
7.56%, 09/19/2031
(q)
256 258
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Garda World Security Corp Term Loan B
7.81%, 02/01/2029
(q)
469 469
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Gloves Buyer Inc
0.00%, 01/17/2032
(q),(r)
1,320 1,317
Learning Care Group US No 2 Inc Term Loan B
8.34%, 08/11/2028
(q)
2,874 2,891
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Mister Car Wash Holdings Inc Term Loan B
7.09%, 03/27/2031
(q)
428 429
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
OMNIA Partners LLC Term Loan B
7.05%, 07/25/2030
(q)
283 284
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
PG Polaris BidCo Sarl Term Loan B
7.33%, 03/26/2031
(q)
243 245
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Prime Security Services Borrower LLC Term Loan
B1
6.33%, 10/13/2030
(q)
$ 222 $ 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Spin Holdco Inc Term Loan B
8.71%, 03/03/2028
(q)
1,177 982
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wand NewCo 3 Inc Term Loan B
7.61%, 01/30/2031
(q)
479 479
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
XPLOR T1 LLC
7.83%, 06/24/2031
(q)
234 237
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
$ 14,143
Computers - 0.17%
Amentum Holdings Inc Term Loan B
6.56%, 07/30/2031
(q)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Fortress Intermediate 3 Inc Term Loan B
7.83%, 06/27/2031
(q)
723 724
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
7.83%, 06/27/2031
(q)
434 434
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Javelin Buyer Inc
7.69%, 10/08/2031
(q)
318 321
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
McAfee Corp Term Loan B1
7.34%, 03/01/2029
(q)
536 537
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
NCR Atleos Corp Term Loan B
8.05%, 03/27/2029
(q)
113 114
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Perforce Software Inc Term Loan B
9.06%, 07/02/2029
(q)
75 73
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
9.11%, 03/21/2031
(q)
297 287
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Synechron Inc Term Loan B
8.04%, 10/03/2031
(q)
250 251
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
VeriFone Systems Inc Term Loan
8.78%, 08/08/2025
(q)
638 602
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Vision Solutions Inc Term Loan B
8.55%, 04/23/2028
(q)
300 297
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Wave Distribution Holdings LLC Term Loan B
0.00%, 01/15/2027
(q),(r)
175 176
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
World Wide Technology Holding Co LLC Term
Loan B
6.55%, 03/01/2030
(q)
$ 221 $ 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 4,178
Distribution & Wholesale - 0.21%
Core & Main LP Term Loan D
6.31%, 07/27/2028
(q)
225 226
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Fastlane Parent Co Inc Term Loan B
8.85%, 09/04/2028
(q)
128 119
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Gates Corp/DE Term Loan B5
6.11%, 06/04/2031
(q)
274 274
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Infinite Bidco LLC Term Loan
11.55%, 02/24/2029
(q)
4,850 4,277
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Windsor Holdings III LLC Term Loan B
7.80%, 08/01/2030
(q)
428 431
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 5,327
Diversified Financial Services - 0.03%
Dechra Finance US LLC Term Loan B
0.00%, 12/04/2031
(q),(r)
125 126
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
FNZ USA FinCo LLC Term Loan B
9.55%, 11/05/2031
(q)
250 242
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Focus Financial Partners LLC Term Loan B8
7.56%, 09/10/2031
(q)
140 140
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Focus Financial Partners LLC Delayed Draw Term
Loan B-DD
7.56%, 09/15/2031
(q)
15 15
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Kestra Advisor Services Holdings A Inc Term Loan
B
7.37%, 03/22/2031
(q)
260 260
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 783
Electric - 0.16%
Cornerstone Generation LLC Term Loan B
0.00%, 10/28/2031
(q),(r)
484 487
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
EFS Cogen Holdings I LLC Term Loan B
7.80%, 10/03/2031
(q)
129 130
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Kestrel Acquisition LLC Term Loan B
7.83%, 10/29/2031
(q)
200 200
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Talen Energy Supply LLC Term Loan B
2.78%, 12/11/2031
(q)
$ 1,390 $ 1,394
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
7.02%, 05/17/2030
(q)
1,564 1,568
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Thunder Generation Funding LLC Term Loan B
7.33%, 10/02/2031
(q)
205 207
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 3,986
Electronics - 0.01%
Coherent Corp Term Loan B2
6.31%, 07/02/2029
(q)
181 181
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Ingram Micro Inc Term Loan B1
7.08%, 09/17/2031
(q)
187 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 370
Engineering & Construction - 0.07%
Apple Bidco LLC Term Loan
7.18%, 07/14/2028
(q)
230 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Apple Bidco LLC Term Loan B
7.86%, 09/22/2028
(q)
230 231
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
ArchKey Holdings Inc
9.09%, 10/10/2031
(q)
273 274
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Brown Group Holding LLC Term Loan B1
6.81%, 07/01/2031
(q)
223 224
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Brown Group Holding LLC Term Loan B2
6.85%, 07/01/2031
(q)
517 519
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Centuri Group Inc Term Loan B
6.92%, 08/18/2028
(q)
256 257
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 1,736
Entertainment - 0.28%
AMC Entertainment Holdings Inc Term Loan
11.30%, 01/04/2029
(q)
904 917
CME Term Secured Overnight Financing
Rate 1 Month + 7.00%
Caesars Entertainment Inc Term Loan B1
6.56%, 02/06/2031
(q)
618 620
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
Churchill Downs Inc Term Loan B1
6.41%, 03/17/2028
(q)
578 578
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Cinemark USA Inc Term Loan B
7.10%, 05/24/2030
(q)
244 246
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Crown Finance US Inc Term Loan B
9.59%, 10/31/2031
(q)
$ 737 $ 735
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Entain PLC Term Loan B
7.08%, 10/31/2029
(q)
522 524
CME Term Secured Overnight Financing
Rate 6 Month + 2.75%
Flutter Financing BV Term Loan B
6.08%, 11/30/2030
(q)
610 610
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
Light & Wonder International Inc Term Loan B2
6.55%, 04/14/2029
(q)
167 168
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Merlin Entertainment
7.83%, 11/12/2029
(q)
245 241
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
PCI Gaming Authority Term Loan B
6.31%, 07/18/2031
(q)
214 214
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Penn Entertainment Inc Term Loan B
6.96%, 05/03/2029
(q)
188 189
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Scientific Games Holdings LP Term Loan B
7.30%, 04/04/2029
(q)
564 565
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
SeaWorld Parks & Entertainment Inc Term Loan B3
6.31%, 12/04/2031
(q)
402 401
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Six Flags Entertainment Corp Term Loan B
6.36%, 04/18/2031
(q)
179 180
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UFC Holdings LLC Term Loan B4
6.77%, 11/14/2031
(q)
265 266
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
William Morris Endeavor Entertainment LLC Term
Loan B1
7.18%, 05/18/2025
(q)
678 678
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 7,132
Environmental Control - 0.08%
GFL Environmental Inc Term Loan B
6.31%, 07/03/2031
(q)
344 344
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
Madison IAQ LLC Term Loan B
6.76%, 06/21/2028
(q)
213 213
CME Term Secured Overnight Financing
Rate 6 Month + 2.50%
Reworld Holding Corp Term Loan B1
6.55%, 11/30/2028
(q)
262 263
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Reworld Holding Corp Term Loan C1
6.55%, 11/30/2028
(q)
20 20
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
Win Waste Innovations Holdings Inc Term Loan
7.18%, 03/24/2028
(q)
$ 1,239 $ 1,202
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
$ 2,042
Food - 0.06%
8th Avenue Food & Provisions Inc Term Loan B
8.22%, 10/01/2025
(q)
645 631
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
9.22%, 10/01/2025
(q)
90 88
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Aspire Bakeries Hldgs LLC
8.56%, 12/13/2030
(q)
140 142
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
CHG PPC Parent LLC Term Loan B
7.43%, 12/08/2028
(q)
230 231
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Fiesta Purchaser Inc Term Loan B
7.56%, 02/12/2031
(q)
236 236
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Froneri US Inc Term Loan B
6.36%, 09/17/2031
(q)
230 230
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
$ 1,558
Hand & Machine Tools - 0.01%
Madison Safety & Flow LLC Term Loan B
7.56%, 09/19/2031
(q)
170 171
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Healthcare - Products - 0.16%
Bausch + Lomb Corp Term Loan B
5.77%, 05/10/2027
(q)
1,250 1,256
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Insulet Corp Term Loan B
6.86%, 08/01/2031
(q)
239 240
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Medline Borrower LP Term Loan B
6.56%, 10/23/2028
(q)
1,768 1,776
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Resonetics LLC Term Loan B
7.60%, 06/18/2031
(q)
272 274
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Viant Medical Holdings Inc
8.31%, 10/17/2031
(q)
389 394
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
$ 3,940
Healthcare - Services - 0.78%
ADMI Corp Term Loan B1
10.11%, 12/23/2027
(q)
297 300
CME Term Secured Overnight Financing
Rate 1 Month + 5.75%
AHP Health Partners Inc Term Loan B
7.06%, 08/24/2028
(q)
194 195
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Aveanna Healthcare LLC Term Loan B
8.36%, 07/17/2028
(q)
$ 5,621 $ 5,556
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Aveanna Healthcare LLC Term Loan
11.66%, 12/10/2029
(q)
1,980 1,901
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Concentra Health Services Inc Term Loan B
6.56%, 07/26/2031
(q)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Eyecare Partners LLC PIK Term Loan C
0.00%, PIK 11.14%, 11/30/2028
(m),(q)
537 107
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Eyecare Partners LLC PIK Term Loan B
0.00%, PIK 3.61%, 11/30/2028
(m),(q),(r)
3,532 2,743
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
5.39%, PIK 3.61%, 11/30/2028
(m),(q)
70 54
CME Term Secured Overnight Financing
Rate 3 Month + 1.00%
Global Medical Response Inc PIK Term Loan B
9.04%, PIK 0.75%, 10/31/2028
(m),(q)
743 745
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
National Mentor Holdings Inc Term Loan B
8.16%, 03/02/2028
(q)
475 469
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
National Mentor Holdings Inc Term Loan C
8.18%, 03/02/2028
(q)
14 13
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Pacific Dental Services Inc Term Loan B
7.05%, 03/15/2031
(q)
390 393
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Phoenix Guarantor Inc Term Loan B5
7.61%, 02/21/2031
(q)
487 489
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Phoenix Newco Inc Term Loan B
7.56%, 11/15/2028
(q)
1,000 1,004
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Radiology Partners Inc
6.78%, PIK 1.50%, 01/31/2029
(m),(q)
468 462
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Select Medical Corp Term Loan B2
6.33%, 11/18/2031
(q)
227 228
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sound Inpatient Physicians Inc PIK Term Loan B
8.09%, PIK 1.50%, 06/28/2028
(m),(q)
264 244
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Sound Inpatient Physicians Inc PIK Term Loan C
11.34%, PIK 0.00%, 06/28/2029
(m),(q)
3,085 2,198
CME Term Secured Overnight Financing
Rate 3 Month + 6.75%
Sound Inpatient Physicians Inc PIK Term Loan A
11.09%, PIK 0.00%, 06/28/2028
(m),(q)
28 29
CME Term Secured Overnight Financing
Rate 3 Month + 5.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
Surgery Center Holdings Inc Term Loan
7.06%, 12/19/2030
(q)
$ 1,238 $ 1,242
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Team Health Holdings Inc Term Loan B
9.84%, 03/02/2027
(q)
1,032 1,001
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
$ 19,623
Home Furnishings - 0.09%
AI Aqua Merger Sub Inc Term Loan B
7.34%, 07/31/2028
(q)
822 824
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
MillerKnoll Inc Term Loan B
6.43%, 07/19/2028
(q)
384 383
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Tempur Sealy International Inc Term Loan B
6.90%, 10/03/2031
(q)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Weber-Stephen Products LLC Term Loan B
7.68%, 10/30/2027
(q)
741 738
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Weber-Stephen Products LLC Term Loan
8.66%, 10/30/2027
(q)
94 94
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
$ 2,290
Insurance - 1.05%
Acrisure LLC Term Loan B6
7.31%, 11/06/2030
(q)
459 460
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Alliant Holdings Intermediate LLC Term Loan B6
7.05%, 09/12/2031
(q)
918 921
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
AmWINS Group Inc Term Loan B
0.00%, 01/23/2032
(q),(r)
210 210
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
AssuredPartners Inc Term Loan B5
7.81%, 02/14/2031
(q)
694 694
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Asurion LLC Term Loan B3
9.72%, 01/31/2028
(q)
8,100 7,902
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B4
9.69%, 01/20/2029
(q)
6,930 6,728
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
9.69%, 01/20/2029
(q)
1,950 1,893
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Asurion LLC Term Loan B8
7.68%, 12/23/2026
(q)
908 907
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Asurion LLC Term Loan B11
8.66%, 08/19/2028
(q)
207 207
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Asurion LLC Term Loan B9
7.68%, 07/31/2027
(q)
$ 163 $ 163
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
BroadStreet Partners Inc Term Loan B4
7.32%, 06/14/2031
(q)
1,357 1,363
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
HUB International Ltd Term Loan B
7.04%, 06/20/2030
(q)
744 747
CME Term Secured Overnight Financing
Rate 3 Month + 2.75%
Ryan Specialty LLC Term Loan B
6.56%, 09/10/2031
(q)
565 566
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Sedgwick Claims Management Services Inc Term
Loan B
7.59%, 07/31/2031
(q)
772 776
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
TIH Insurance Holdings LLC Term Loan B
7.08%, 05/06/2031
(q)
542 543
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
TIH Insurance Holdings LLC Term Loan
9.08%, 05/06/2032
(q)
1,447 1,466
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
USI Inc/NY Term Loan C
6.58%, 09/27/2030
(q)
231 231
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
USI Inc/NY Term Loan D
6.58%, 11/22/2029
(q)
822 821
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
$ 26,598
Internet - 0.57%
Arches Buyer Inc Term Loan B
7.66%, 12/06/2027
(q)
3,250 3,183
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
CNT Holdings I Corp Term Loan B
8.09%, 11/08/2027
(q)
666 667
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
MH Sub I LLC Term Loan
10.56%, 02/12/2029
(q)
7,550 7,437
CME Term Secured Overnight Financing
Rate 3 Month + 6.25%
Proofpoint Inc Term Loan B
7.36%, 08/31/2028
(q)
519 522
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Ten-X LLC Term Loan
10.11%, 05/26/2028
(q)
2,984 2,581
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
$ 14,390
Investment Companies - 0.33%
Aragorn Parent Corp Term Loan B
8.31%, 12/15/2028
(q)
184 185
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Nexus Buyer LLC Term Loan
10.71%, 11/05/2029
(q)
$ 7,600 $ 7,585
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%
Nexus Buyer LLC Term Loan B
8.36%, 07/31/2031
(q)
698 700
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
$ 8,470
Leisure Products & Services - 0.14%
Alterra Mountain Co Term Loan B
7.06%, 08/17/2028
(q)
474 477
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Carnival Corp Term Loan B
6.30%, 08/08/2027
(q)
222 223
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
6.30%, 10/18/2028
(q)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
ClubCorp Holdings Inc Term Loan B
9.59%, 09/18/2026
(q)
1,569 1,575
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
GBT US III LLC Term Loan B
7.30%, 07/25/2031
(q)
289 290
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Hayward Industries Inc Term Loan B
6.93%, 05/28/2028
(q)
278 279
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SRAM LLC Term Loan B
7.18%, 05/18/2028
(q)
219 221
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Topgolf Callaway Brands Corp Term Loan B
7.31%, 03/16/2030
(q)
236 235
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 3,556
Lodging - 0.02%
Fertitta Entertainment LLC/NV Term Loan B
7.81%, 01/13/2029
(q)
499 501
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Machinery - Diversified - 0.74%
Chart Industries Inc Term Loan B
6.81%, 03/15/2030
(q)
181 182
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Engineered Machinery Holdings Inc Term Loan
10.59%, 05/21/2029
(q)
15,613 15,621
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Husky Injection Molding Systems Ltd Term Loan B
8.78%, 02/01/2029
(q)
244 246
CME Term Secured Overnight Financing
Rate 6 Month + 4.50%
TK Elevator US Newco Inc Term Loan B
7.74%, 04/30/2030
(q)
1,205 1,214
CME Term Secured Overnight Financing
Rate 6 Month + 3.50%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified (continued)
Victory Buyer LLC Term Loan
8.18%, 11/18/2028
(q)
$ 1,360 $ 1,333
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 18,596
Media - 1.02%
Cengage Learning Inc Term Loan B
7.94%, 03/22/2031
(q)
620 623
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Century DE Buyer LLC Term Loan
7.79%, 10/30/2030
(q)
248 249
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(q)
779 724
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
CSC Holdings LLC Term Loan B6
8.81%, 01/18/2028
(q)
522 511
CME Term Secured Overnight Financing
Rate 1 Month + 4.50%
Directv Financing LLC Term Loan Non-Extended
9.55%, 08/02/2027
(q)
277 277
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
iHeartCommunications Inc Term Loan B
7.69%, 05/01/2026
(q)
81 72
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
7.94%, 05/01/2026
(q)
209 187
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
McGraw-Hill Education Inc Term Loan B
8.33%, 08/06/2031
(q)
299 302
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
NEP Group Inc PIK Term Loan B
7.68%, PIK 7.68%, 08/19/2026
(m),(q)
330 297
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Nexstar Media Inc Term Loan B4
6.93%, 09/18/2026
(q)
265 265
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
SportsNet New York
10.25%, 04/10/2026
(e),(q)
20,693 20,693
Sunrise Financing Partnership Term Loan AX
7.35%, 01/31/2029
(q)
222 222
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Virgin Media Bristol LLC Term Loan Q
7.67%, 01/31/2029
(q)
150 148
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Virgin Media Bristol LLC Term Loan Y
7.72%, 03/31/2031
(q)
300 294
CME Term Secured Overnight Financing
Rate 6 Month + 3.25%
Ziggo Financing Partnership Term Loan I
6.92%, 04/28/2028
(q)
808 803
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
$ 25,667
Mining - 0.18%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(q)
4,510 4,375
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Arsenal AIC Parent LLC Term Loan B
7.56%, 08/18/2030
(q)
$ 104 $ 104
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,479
Packaging & Containers - 0.24%
Berlin Packaging LLC Term Loan B7
7.84%, 06/07/2031
(q)
269 270
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Clydesdale Acquisition Holdings Inc Term Loan B
7.53%, 04/13/2029
(q)
603 604
CME Term Secured Overnight Financing
Rate 1 Month + 3.18%
Klockner Pentaplast of America Inc Term Loan B
9.72%, 02/12/2026
(q)
581 512
CME Term Secured Overnight Financing
Rate 6 Month + 4.73%
LABL Inc Term Loan B
9.42%, 10/27/2028
(q)
3,242 3,029
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
9.42%, 10/27/2028
(q)
206 193
CME Term Secured Overnight Financing
Rate 1 Month + 5.00%
Pactiv Evergreen Group Holdings Inc Term Loan B4
6.81%, 09/24/2028
(q)
299 300
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Plaze Inc Term Loan B
0.00%, 08/03/2026
(q),(r)
45 42
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
Proampac PG Borrower LLC Term Loan B
8.39%, 09/15/2028
(q)
460 460
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
SupplyOne Inc Term Loan B
8.06%, 03/27/2031
(q)
212 214
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
TricorBraun Holdings Inc Term Loan B
7.68%, 03/03/2028
(q)
547 548
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 6,172
Pharmaceuticals - 0.28%
Amneal Pharmaceuticals LLC Term Loan B
9.81%, 05/04/2028
(q)
224 230
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
Barentz International BV
8.43%, 03/01/2031
(q)
190 191
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Covetrus Inc Term Loan
9.33%, 10/13/2029
(q)
4,786 4,633
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Gainwell Acquisition Corp Term Loan B
8.43%, 10/01/2027
(q)
469 446
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Jazz Financing Lux Sarl Term Loan B2
6.61%, 05/05/2028
(q)
111 112
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Organon & Co Term Loan B
6.55%, 05/19/2031
(q)
$ 695 $ 697
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Perrigo Investments LLC Term Loan B
6.36%, 04/20/2029
(q)
185 185
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Sharp Services LLC Term Loan D
7.58%, 12/31/2028
(q)
577 580
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 7,074
Pipelines - 0.11%
EPIC Crude Services LP Term Loan B
7.30%, 10/15/2031
(q)
250 252
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP
7.55%, 11/17/2026
(q)
972 971
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
Freeport LNG Investments LLLP Term Loan B
7.54%, 12/21/2028
(q)
553 554
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
New Fortress Energy Inc Term Loan B
9.59%, 10/27/2028
(q)
356 354
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Oryx Midstream Services Permian Basin LLC Term
Loan B
6.67%, 10/05/2028
(q)
201 202
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
TransMontaigne Operating Co LP Term Loan B
7.61%, 11/17/2028
(q)
281 284
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Traverse Midstream Partners LLC Term Loan B
7.29%, 02/16/2028
(q)
251 252
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 2,869
Real Estate - 0.05%
CoreLogic Inc Term Loan B
7.93%, 06/02/2028
(q)
361 360
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Cushman & Wakefield US Borrower LLC Term
Loan B3
7.61%, 01/31/2030
(q)
249 250
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cushman & Wakefield US Borrower LLC Term
Loan B2
7.06%, 01/31/2030
(q)
255 256
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Forest City Enterprises LLC Term Loan B
7.92%, 12/07/2025
(q)
492 475
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
$ 1,341
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Retail - 0.16%
EG America LLC Term Loan B2
8.61%, 02/07/2028
(q)
$ 274 $ 277
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
Gulfside Supply Inc Term Loan B
7.32%, 05/29/2031
(q)
215 216
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IRB Holding Corp Term Loan B
6.86%, 12/15/2027
(q)
631 633
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Johnstone Supply LLC Term Loan B
6.80%, 06/09/2031
(q)
289 290
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
LBM Acquisition LLC Term Loan B
8.15%, 06/06/2031
(q)
219 216
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
8.21%, 12/17/2027
(q)
139 139
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
LS Group OpCo Acquistion LLC
6.81%, 04/23/2031
(q)
198 198
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.31%, 03/21/2031
(q)
209 210
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
PetSmart LLC Term Loan B
8.16%, 02/11/2028
(q)
933 935
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
RH Term Loan B
6.93%, 10/20/2028
(q)
262 261
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Victra Holdings LLC Term Loan B
9.61%, 03/31/2029
(q)
512 519
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
White Cap Supply Holdings LLC Term Loan B
7.56%, 10/19/2029
(q)
208 209
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 4,103
Semiconductors - 0.14%
Altar Bidco Inc Term Loan
9.75%, 02/01/2030
(q)
3,570 3,429
CME Term Secured Overnight Financing
Rate 6 Month + 5.60%
Software - 1.42%
Applied Systems Inc Term Loan
9.58%, 02/24/2032
(q)
2,700 2,756
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Avaya Inc PIK Term Loan Exit
11.81%, PIK 0.00%, 07/31/2028
(m),(q)
1,024 856
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
Azalea Topco Inc Term Loan B
7.61%, 04/30/2031
(q)
358 359
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Boxer Parent Co Inc Term Loan B
8.34%, 07/30/2031
(q)
$ 1,252 $ 1,257
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
Capstone Borrower Inc Term Loan B
7.58%, 06/17/2030
(q)
240 242
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cast & Crew LLC Term Loan B
8.11%, 12/29/2028
(q)
2,613 2,466
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
CCC Intelligent Solutions Inc Term Loan B
6.31%, 09/21/2028
(q)
135 135
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
Central Parent LLC Term Loan B
7.58%, 07/06/2029
(q)
499 476
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Cloudera Inc Term Loan
11.09%, 10/08/2029
(q)
1,490 1,445
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Cotiviti Inc Term Loan B
7.09%, 05/01/2031
(q)
459 462
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Dayforce Inc Term Loan B
7.09%, 03/01/2031
(q)
196 197
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
DTI Holdco Inc Term Loan B
9.11%, 04/26/2029
(q)
223 224
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Dun & Bradstreet Corp/The Term Loan B2
6.56%, 01/18/2029
(q)
237 238
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Ellucian Holdings Inc Term Loan
9.09%, 11/15/2032
(q)
620 634
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
9.09%, 11/15/2032
(q)
1,450 1,484
CME Term Secured Overnight Financing
Rate 1 Month + 4.75%
Ellucian Holdings Inc Term Loan B
7.31%, 10/09/2029
(q)
562 565
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Envestnet Inc/BCPE Pequod Buyer Inc
7.79%, 09/19/2031
(q)
210 212
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Epicor Software Corp Term Loan B
7.11%, 05/23/2031
(q)
1,427 1,438
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
EVERTEC Group LLC Term Loan B
7.06%, 10/30/2030
(q)
189 191
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
FinThrive Software Intermediate Holdings Inc Term
Loan B
0.00%, 12/17/2028
(q),(r)
207 200
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Genesys Cloud Services Inc Term Loan B
0.00%, 01/23/2032
(q),(r)
$ 1,083 $ 1,085
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Icon Parent Inc
7.52%, 09/11/2031
(q)
757 760
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
IGT Holding IV AB Term Loan B
7.97%, 03/31/2028
(q)
280 281
CME Term Secured Overnight Financing
Rate 3 Month + 3.40%
Informatica LLC Term Loan B
6.56%, 10/27/2028
(q)
516 519
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
Isolved Inc Term Loan B
7.61%, 10/15/2030
(q)
192 193
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Leia Finco US LLC Term Loan B
7.54%, 10/09/2031
(q)
2,300 2,301
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
7.54%, 10/09/2031
(q)
700 700
CME Term Secured Overnight Financing
Rate 3 Month + 3.25%
Leia Finco US LLC Term Loan
9.54%, 10/11/2032
(q)
4,100 4,055
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
Loyalty Ventures Inc
0.00%, 11/03/2027
(d),(q)
1,608 12
Marcel Bidco LLC Term Loan B7
7.90%, 11/11/2030
(q)
284 287
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Mitchell International Inc Term Loan B
4.31%, 06/17/2031
(q)
759 758
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Modena Buyer LLC Term Loan B
8.88%, 04/18/2031
(q)
2,594 2,443
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Open Text Corp Term Loan B
6.11%, 01/31/2030
(q)
324 324
CME Term Secured Overnight Financing
Rate 1 Month + 1.75%
PointClickCare Technologies Inc Term Loan B
7.58%, 10/10/2031
(q)
225 226
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Project Alpha Intermediate Holding Inc Term Loan
B
0.00%, 10/28/2030
(q),(r)
337 340
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Rackspace Finance LLC Term Loan B
7.16%, 05/15/2028
(q)
735 424
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
10.66%, 05/15/2028
(q)
319 329
CME Term Secured Overnight Financing
Rate 1 Month + 6.25%

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Riverbed Technology
6.83%, PIK 2.00%, 07/01/2028
(m),(q)
$ 534 $ 321
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
Rocket Software Inc Term Loan B
8.56%, 11/28/2028
(q)
695 704
CME Term Secured Overnight Financing
Rate 1 Month + 4.25%
SS&C Technologies Inc Term Loan B8
6.36%, 05/09/2031
(q)
282 283
CME Term Secured Overnight Financing
Rate 1 Month + 2.00%
UKG Inc Term Loan B
7.30%, 02/10/2031
(q)
620 623
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
7.30%, 02/10/2031
(q)
1,280 1,287
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
VS Buyer LLC Term Loan B
7.05%, 04/12/2031
(q)
314 315
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
West Technology Group LLC Term Loan B3
8.60%, 04/09/2027
(q)
776 539
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Zelis Payments Buyer Inc Term Loan B
7.11%, 09/28/2029
(q)
594 595
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
7.61%, 10/25/2031
(q)
250 251
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
$ 35,792
Telecommunications - 0.63%
Altice France SA Term Loan B11
7.43%, 07/31/2025
(q)
189 173
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Altice France SA Term Loan B12
8.37%, 01/31/2026
(q)
152 128
CME Term Secured Overnight Financing
Rate 1 Month + 3.69%
Altice France SA Term Loan B13
8.68%, 08/14/2026
(q)
877 737
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Cincinnati Bell Inc Term Loan B4
7.11%, 11/22/2028
(q)
722 724
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC
9.86%, 12/18/2029
(q)
3,108 3,173
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Cyborg Oldco DC Holdings Inc Term Loan B
0.00%, 05/01/2024
(d),(q)
454 —
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Delta Topco Inc Term Loan B
7.05%, 11/30/2029
(q)
879 880
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
Digicel International Finance Ltd PIK Term Loan B
10.29%, PIK 1.50%, 05/25/2027
(m),(q)
734 722
CME Term Secured Overnight Financing
Rate 3 Month + 5.15%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
EOS US Finco LLC Term Loan
10.28%, 10/06/2029
(q)
$ 339 $ 138
CME Term Secured Overnight Financing
Rate 3 Month + 6.00%
Frontier Communications Holdings LLC Term Loan
B
6.80%, 07/01/2031
(q)
1,568 1,575
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Level 3 Financing Inc Term Loan B1
10.92%, 04/15/2029
(q)
1,673 1,694
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Level 3 Financing Inc Term Loan B2
10.92%, 04/15/2030
(q)
1,635 1,652
CME Term Secured Overnight Financing
Rate 1 Month + 6.56%
Lumen Technologies Inc Term Loan A
10.31%, 06/01/2028
(q)
464 463
CME Term Secured Overnight Financing
Rate 1 Month + 6.00%
Lumen Technologies Inc Term Loan B2
6.82%, 04/15/2030
(q)
805 750
CME Term Secured Overnight Financing
Rate 1 Month + 2.35%
MLN US Holdco LLC Term Loan
8.95%, 11/30/2025
(q)
824 4
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
MLN US Holdco LLC
13.20%, 10/18/2027
(q)
537 4
CME Term Secured Overnight Financing
Rate 3 Month + 6.80%
Syniverse Holdings LLC/DE Term Loan
11.33%, 05/13/2027
(q)
632 632
CME Term Secured Overnight Financing
Rate 3 Month + 7.00%
Zayo Group Holdings Inc Term Loan B
7.47%, 03/09/2027
(q)
2,502 2,405
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 15,854
Transportation - 0.05%
Lasership Inc PIK Term Loan E
12.28%, PIK 0.00%, 08/10/2029
(m),(q)
4,741 1,161
CME Term Secured Overnight Financing
Rate 1 Month + 7.50%
PODS LLC Term Loan B
7.85%, 03/31/2028
(q)
87 79
CME Term Secured Overnight Financing
Rate 3 Month + 3.00%
$ 1,240
TOTAL SENIOR FLOATING RATE INTERESTS $ 279,167
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 9.32%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 5.43%
2.00%, 07/01/2041 $ 1,447 $ 1,209
2.00%, 02/01/2051 1,951 1,531
2.00%, 03/01/2051 2,564 2,011
2.00%, 07/01/2051 5,543 4,336
2.00%, 09/01/2051 5,975 4,668
2.00%, 11/01/2051 4,747 3,743
2.00%, 12/01/2051 2,375 1,874
2.00%, 12/01/2051 1,508 1,185
2.00%, 02/01/2052 842 658
2.00%, 02/01/2052 3,134 2,512
2.00%, 03/01/2052 1,836 1,444

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
2.50%, 07/01/2051 $ 815 $ 671
2.50%, 10/01/2051 874 715
2.50%, 12/01/2051 3,247 2,680
2.50%, 12/01/2051 4,043 3,330
2.50%, 12/01/2051 4,494 3,711
2.50%, 01/01/2052 3,336 2,752
2.50%, 01/01/2052 2,021 1,671
2.50%, 02/01/2052 1,211 996
3.00%, 07/01/2037 827 774
3.00%, 08/01/2042 1,085 961
3.00%, 03/01/2052 4,024 3,460
3.00%, 03/01/2052 4,785 4,133
3.00%, 05/01/2052 2,531 2,167
3.50%, 05/01/2052 4,058 3,622
3.50%, 05/01/2052 2,766 2,465
3.50%, 11/01/2052 1,422 1,260
4.00%, 04/01/2052 764 699
4.00%, 07/01/2052 963 886
4.00%, 08/01/2052 3,183 2,917
4.00%, 10/01/2052 1,242 1,138
4.00%, 03/01/2053 3,704 3,398
4.50%, 06/01/2052 1,356 1,286
4.50%, 08/01/2052 1,290 1,220
4.50%, 09/01/2052 1,839 1,745
4.50%, 10/01/2052 2,073 1,976
4.50%, 02/01/2053 2,416 2,285
4.50%, 01/01/2054 1,378 1,306
4.50%, 02/01/2055
(s)
580 546
5.00%, 07/01/2052 2,426 2,364
5.00%, 06/01/2053 4,192 4,074
5.00%, 06/01/2053 2,121 2,064
5.00%, 08/01/2053 2,211 2,149
5.00%, 11/01/2054 1,605 1,558
5.00%, 02/01/2055
(s)
3,610 3,486
5.50%, 02/01/2053 3,049 3,039
5.50%, 07/01/2053 1,342 1,339
5.50%, 07/01/2053 1,657 1,651
5.50%, 11/01/2053 1,837 1,831
5.50%, 11/01/2053 1,611 1,604
5.50%, 05/01/2054 1,497 1,488
5.50%, 06/01/2054 1,389 1,381
5.50%, 10/01/2054 2,694 2,680
5.50%, 02/01/2055
(s)
10,315 10,187
6.00%, 04/01/2054 1,516 1,544
6.00%, 06/01/2054 940 958
6.00%, 09/01/2054 1,085 1,102
6.00%, 02/01/2055
(s)
7,175 7,224
6.50%, 02/01/2055
(s)
4,400 4,511
7.00%, 03/01/2055
(s)
915 952
$ 137,127
Government National Mortgage Association (GNMA) - 2.12%
2.00%, 01/20/2051 1,293 1,036
2.00%, 07/20/2051 2,680 2,148
2.50%, 04/20/2051 2,072 1,734
2.50%, 07/20/2051 408 341
2.50%, 09/20/2051 2,156 1,804
3.00%, 07/20/2051 3,064 2,670
3.00%, 09/20/2051 927 808
3.50%, 03/20/2048 1,959 1,771
3.50%, 08/20/2048 1,265 1,143
4.00%, 03/20/2049 2,946 2,744
4.00%, 03/20/2050 605 563
4.50%, 05/20/2048 2,355 2,260
4.50%, 02/20/2055
(s)
1,110 1,050
5.00%, 12/20/2052 1,266 1,234
5.00%, 01/20/2053 2,643 2,570
5.00%, 02/20/2053 1,071 1,044
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
5.00%, 02/20/2055
(s)
$ 8,535 $ 8,293
5.50%, 03/20/2053 1,006 1,002
5.50%, 02/20/2055
(s)
13,390 13,294
6.00%, 02/20/2055
(s)
4,635 4,674
6.50%, 02/20/2055
(s)
1,400 1,427
$ 53,610
U.S. Treasury - 1.29%
1.88%, 11/15/2051 2,014 1,112
2.25%, 02/15/2052 1,268 769
2.75%, 11/15/2042 962 722
2.88%, 05/15/2052 2,042 1,428
3.25%, 05/15/2042 547 446
3.63%, 09/30/2031 1,940 1,850
3.88%, 08/15/2034 1,311 1,244
4.13%, 10/31/2029 456 452
4.13%, 11/30/2029 756 749
4.13%, 08/15/2044 661 600
4.25%, 12/31/2026 796 797
4.25%, 11/15/2034 2,068 2,020
4.25%, 08/15/2054 3,354 3,058
4.38%, 05/15/2034 1,045 1,032
4.48%, 01/31/2026
(t),(u)
11,500 11,522
US Treasury 3 Month Bill Money Market
Yield + 0.25%
4.50%, 12/31/2031 970 973
4.63%, 05/15/2044 530 515
4.63%, 11/15/2044 551 535
4.63%, 05/15/2054 2,848 2,763
$ 32,587
U.S. Treasury Bill - 0.48%
4.18%, 04/22/2025
(v)
2,980 2,953
4.21%, 03/06/2025
(v)
3,470 3,457
4.22%, 02/18/2025
(v)
5,575 5,565
$ 11,975
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 235,299
REPURCHASE AGREEMENTS - 0.95%
Maturity Amount
(000's) Value (000's)
Banks - 0.95%
Daiwa Securities Repurchase Agreement; 4.34%
traded 01/31/2025 maturing 02/03/2025
(collateralized by U.S. Treasury; $24,490,000;
3.63%; dated 08/31/2029)
$ 24,003 $ 24,000
TOTAL REPURCHASE AGREEMENTS $ 24,000
TOTAL PURCHASED CREDIT DEFAULT SWAPTIONS - 0.00% $ 21
Total Investments $ 2,598,738
Other Assets and Liabilities -  (2.89)% (73,100)
TOTAL NET ASSETS - 100.00% $ 2,525,638
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $41,745 or
1.65% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled $46,089. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $40,160 or 1.59% of net assets.
(j) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $798,357 or 31.61% of net assets.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $41,105 or 1.63% of net assets.
(o) Security purchased on a when-issued basis.
(p) Security is an Interest Only Strip.
(q) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(r) This Senior Floating Rate Note will settle after January 31, 2025, at which time the interest rate will be determined.
(s) Security was purchased in a "to-be-announced" ("TBA") transaction.
(t) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled
$275 or 0.01% of net assets.
(u) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $351 or 0.01% of net assets.
(v) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 142,765 $ 520,219 $ 552,306 $ 110,678
$ 142,765 $ 520,219 $ 552,306 $ 110,678
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,071 $ — $ — $ —
$ 1,071 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 711 0.03%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 14,671 — 0.00%
Material Sciences Corp   12.05%, PIK 12.05%, 07/09/2026 12/22/2016-09/30/2024 23,925 23,692 0.94%
Specialty Steel   14.44%, 11/15/2026 02/15/2024 38,772 38,772 1.54%
Total $ 63,175 2.51%
Amounts in thousands.
Credit Default Swaptions
Purchased Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc 5.00% CDX.NA.HY.43 $ 1,510 107.50% 02/19/2025 $ 9 $ 3 $ (6)
Put - 5 Year Credit Default Swap Citigroup Inc 5.00% CDX.NA.HY.43 1,200 108.00% 02/19/2025 8 4 (4)
Put - 5 Year Credit Default Swap Goldman Sachs & Co 5.00% CDX.NA.HY.43 1,280 108.00% 04/16/2025 14 14 –
Total $ 31 $ 21 $ (10)
Written Swaptions Outstanding Counterparty
Paid
by the Fund
Received
by the Fund
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Put - 5 Year Credit Default Swap Citigroup Inc CDX.NA.HY.43 5.00% $ 1,510 102.50% 02/19/2025 $ (1) $ – $ 1
Put - 5 Year Credit Default Swap Citigroup Inc CDX.NA.HY.43 5.00% 1,800 103.00% 02/19/2025 (3) (1) 2
Put - 5 Year Credit Default Swap Citigroup Inc ITRX.FIN.
SNR.42
5.00% EUR 4,611 75.00% 03/19/2025 (10) (2) 8
Put - 5 Year Credit Default Swap Goldman Sachs & Co ITRX.FIN.
SNR.42
5.00% 4,610 70.00% 02/19/2025 (12) (1) 11
Put - 5 Year Credit Default Swap Goldman Sachs & Co CDX.NA.HY.43 5.00% $ 1,920 103.50% 04/16/2025 (5) (4) 1
Total $ (31) $ (8) $ 23
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Short 58 $ 6,313 $ 29
US 10 Year Note; March 2025 Long 194 21,116 (208)
US 10 Year Ultra Note; March 2025 Long 20 2,228 (11)
US 2 Year Note; March 2025 Short 65 13,366 (6)
US 2 Year Note; March 2025 Long 44 9,047 (4)
US 5 Year Note; March 2025 Short 187 19,895 78
US Long Bond; March 2025 Short 7 797 (5)
US Ultra Bond; March 2025 Long 426 50,467 (2,693)
Total $ (2,820)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 02/20/2025 EUR 133 $ 141 $ — $ (3)
Bank of New York Mellon 02/20/2025 $ 3,149 EUR 2,967 70 (1)
Citigroup Inc 02/14/2025 $ 11,756 EUR 11,409 — (85)
Citigroup Inc 02/21/2025 TRY 246,660 $ 6,694 96 —
Citigroup Inc 02/21/2025 $ 4,946 INR 425,697 37 —
Citigroup Inc 04/28/2025 EUR 184 $ 193 — (2)
Citigroup Inc 04/28/2025 $ 439 EUR 417 4 —
HSBC Securities Inc 02/14/2025 EUR 2,397 $ 2,495 6 (12)
HSBC Securities Inc 02/21/2025 BRL 27,200 $ 4,600 34 —
HSBC Securities Inc 02/21/2025 PEN 819 $ 216 4 —
HSBC Securities Inc 02/21/2025 $ 2,227 PLN 9,250 — (47)
HSBC Securities Inc 02/21/2025 $ 4,114 BRL 25,200 — (179)
HSBC Securities Inc 02/21/2025 $ 3,724 PEN 14,050 — (50)
JP Morgan Chase 02/21/2025 PLN 19,175 $ 4,630 83 —
JP Morgan Chase 02/21/2025 $ 1,451 ZAR 27,400 — (14)
JP Morgan Chase 02/21/2025 $ 6,755 TRY 246,660 — (35)
JP Morgan Chase 07/25/2025 TRY 246,660 $ 5,939 39 —
Total $ 373 $ (428)
Amounts in thousands.
Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co CMBX.11.BBB- N/A (3.00)% Monthly 11/18/2054 $ 650 $ 84 $ (10) $ 73 $ —
Goldman Sachs & Co CMBX.NA.11.AA N/A (1.50)% Monthly 11/18/2054 1,000 17 (8) 9 —
Goldman Sachs & Co CMBX.NA.13.AA N/A (1.50)% Monthly 12/16/2072 2,000 77 (30) 47 —
Goldman Sachs & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 83 (30) 53 —
Goldman Sachs & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 1,000 156 (28) 128 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 1,000 64 (11) 53 —
Morgan Stanley & Co CMBX.NA.15.A N/A (2.00)% Monthly 11/18/2064 440 26 (3) 23 —
Morgan Stanley & Co CMBX.NA.8.A N/A (2.00)% Monthly 10/17/2057 617 15 (5) 10 —
Morgan Stanley & Co CMBX.NA.BBB- N/A (3.00)% Monthly 11/18/2064 500 70 (6) 64 —
Total $ 592 $ (131) $ 460 $ —
Sell Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
(c)
Goldman Sachs & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 2,000 $ (33) $ 25 $ — $ (8)
JPMorgan Chase ITRX.XOVER.42  35-
100% Index Tranche
(d)
N/A 5.00% Quarterly 12/20/2029 EUR 2,756 550 1 551 —
Morgan Stanley & Co CMBX.NA.15.AAA N/A 0.50% Monthly 11/18/2064 $ 880 (13) 9 — (4)
Total $ 504 $ 35 $ 551 $ (12)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.IG.43 N/A (1.00)% Quarterly 12/20/2029 $ 16,787 $ (354) $ (25) $ (379)
ITRX.FIN.SNR.42 N/A (1.00)% Quarterly 12/20/2029 EUR 9,221 (154) (23) (177)
ITRX.XOVER.42 N/A (5.00)% Quarterly 12/20/2029 1,381 (108) (20) (128)
Total $ (616) $ (68) $ (684)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $2,880 and 2,756 EUR.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(d) A credit default tranche is a type of credit default swap that allows an investor to gain exposure to a particular portion of the loss distribution on a specified credit index.
Tranches are defined by attachment and detachment points that specify the range of exposure to which an investor is receiving or providing protection with respect to the specified credit index.
Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 889 $ — $ 223 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 442 — 127 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 05/20/2025
Maturity 05/20/2025 367 — 54 —
Citigroup Inc US Federal Funds Effective
Rate + 1.00%
Nigeria OMO Bill, 0.00%,
02/06/2025
Maturity 02/10/2025 490 — 4 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
02/12/2025
Maturity 12/02/2025 498 — 52 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 733 — 152 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 475 — — (31)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 713 — 102 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 329 — 12 —
JPMorgan Chase IBOXX USD Liquid
Leveraged Loans Total Return
Index
Secured Overnight Financing
Rate + 0.05%
Maturity 03/20/2025 1,360 — 1 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/09/2025
Maturity 12/09/2025 546 — 70 —
Total $ — $ 797 $ (31)
Amounts in thousands.

Schedule of Investments
Diversified Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

Short Sales Outstanding
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - (0.25)%
Principal Amount
(000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - (0.25)%
2.00%, 02/01/2055 $ 1,700 $ 1,323
2.50%, 02/01/2040 3,600 3,276
5.00%, 02/01/2040 1,800 1,796
$ 6,395
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS (proceeds $6,390) $ 6,395
TOTAL SHORT SALES (proceeds $6,390) $ 6,395

Schedule of Investments
Diversified International Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .96 % Shares Held Value (000's)
Money Market Funds - 0 .96%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
103 $ —
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
64,248,972 64,249
$ 64,249
TOTAL INVESTMENT COMPANIES $ 64,249
COMMON STOCKS - 99 .15 % Shares Held Value (000's)
Aerospace & Defense - 3 .56%
Airbus SE 601,431 $ 104,030
BAE Systems PLC 7,521,142 113,691
Thales SA 123,028 19,915
$ 237,636
Apparel - 2 .40%
Hermes International SCA 8,697 24,462
LVMH Moet Hennessy Louis Vuitton SE 36,106 26,408
PRADA SpA 4,461,900 35,773
Samsonite International SA
(d)
25,333,100 73,800
$ 160,443
Automobile Manufacturers - 2 .66%
Daimler Truck Holding AG 1,807,157 79,582
Toyota Motor Corp 5,179,600 98,255
$ 177,837
Automobile Parts & Equipment - 1 .20%
Toyota Industries Corp 958,700 79,991
Banks - 13 .11%
AIB Group PLC 13,832,649 81,339
Banco do Brasil SA 5,837,600 27,669
Bank Negara Indonesia Persero Tbk PT 92,628,900 26,949
Bank Rakyat Indonesia Persero Tbk PT 172,024,094 44,421
Credicorp Ltd 112,696 20,635
DBS Group Holdings Ltd 2,358,160 77,187
Erste Group Bank AG 1,428,757 87,838
FinecoBank Banca Fineco SpA 1,394,416 26,473
Grupo Financiero Banorte SAB de CV 3,095,730 21,489
ICICI Bank Ltd ADR 2,212,866 63,443
Kotak Mahindra Bank Ltd 3,136,130 68,588
National Bank of Greece SA 7,239,694 62,736
NatWest Group PLC 7,181,635 38,290
Nordea Bank Abp 2,527,246 30,093
Piraeus Financial Holdings SA 4,622,054 20,912
PT Bank Central Asia Tbk 35,346,370 20,419
Societe Generale SA 1,552,961 50,269
Swedbank AB 1,064,098 23,169
UniCredit SpA 1,829,600 84,021
$ 875,940
Beverages - 0 .60%
Arca Continental SAB de CV 1,465,300 13,349
Kweichow Moutai Co Ltd 136,820 26,963
$ 40,312
Biotechnology - 0 .59%
Argenx SE
(e)
45,226 29,855
Zai Lab Ltd ADR
(e)
357,019 9,708
$ 39,563
Building Materials - 2 .21%
CRH PLC 1,489,239 147,349
Chemicals - 0 .30%
Shin-Etsu Chemical Co Ltd 647,845 20,085
Coal - 1 .40%
Teck Resources Ltd 2,287,900 93,462
Commercial Services - 0 .97%
Localiza Rent a Car SA 5,419,687 28,545
TOPPAN Holdings Inc 1,302,800 36,566
$ 65,111
Computers - 0 .38%
Fujitsu Ltd 1,301,100 25,163
COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 2 .91%
L'Oreal SA 139,062 $ 51,596
Unilever PLC 2,492,955 142,789
$ 194,385
Distribution & Wholesale - 0 .33%
Rexel SA 825,788 21,862
Diversified Financial Services - 0 .39%
Brookfield Asset Management Ltd 435,358 26,055
Electric - 1 .09%
Iberdrola SA 5,167,820 73,029
Electrical Components & Equipment - 1 .14%
Schneider Electric SE 299,966 76,079
Electronics - 1 .02%
Halma PLC 549,448 20,583
Hoya Corp 352,260 47,303
$ 67,886
Engineering & Construction - 0 .92%
Kajima Corp 1,711,300 30,429
Obayashi Corp 2,325,500 31,231
$ 61,660
Entertainment - 1 .64%
Entain PLC 5,456,031 47,374
Universal Music Group NV 2,237,106 62,398
$ 109,772
Food - 0 .53%
Danone SA 506,875 35,504
Food Service - 0 .53%
Compass Group PLC 1,033,819 35,619
Healthcare - Products - 1 .11%
Alcon AG 306,122 27,935
Smith & Nephew PLC 3,644,016 46,210
$ 74,145
Healthcare - Services - 0 .40%
ICON PLC
(e)
133,417 26,561
Home Builders - 0 .46%
Taylor Wimpey PLC 20,974,352 31,063
Home Furnishings - 0 .28%
Howden Joinery Group PLC 1,869,868 18,900
Insurance - 8 .46%
AIA Group Ltd 24,640,600 173,227
ASR Nederland NV 511,051 25,183
AXA SA 2,659,866 100,908
Fairfax Financial Holdings Ltd 42,758 57,554
Hannover Rueck SE 289,654 76,320
MS&AD Insurance Group Holdings Inc 1,109,500 23,004
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
45,548 24,688
Sompo Holdings Inc 2,554,500 71,235
Tryg A/S 651,797 13,205
$ 565,324
Internet - 5 .84%
JD.com Inc 6,963,500 141,643
MercadoLibre Inc
(e)
17,780 34,177
Tencent Holdings Ltd 4,076,300 214,475
$ 390,295
Investment Companies - 0 .30%
EXOR NV 209,865 19,884
Machinery - Construction & Mining - 1 .90%
Komatsu Ltd 784,600 23,666
Mitsubishi Electric Corp 3,568,000 58,483
Weir Group PLC/The 1,511,191 45,080
$ 127,229
Machinery - Diversified - 1 .98%
Atlas Copco AB - A Shares 4,427,252 73,961
Keyence Corp 135,032 58,159
$ 132,120

Schedule of Investments
Diversified International Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .96%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
671,642 $ 64,276
Mining - 0 .50%
Sandfire Resources Ltd
(e)
5,528,457 33,529
Oil & Gas - 4 .23%
Canadian Natural Resources Ltd 1,080,200 32,814
Noble Corp PLC 1,303,422 41,775
Shell PLC 2,217,079 72,797
Suncor Energy Inc 2,712,100 101,758
Tourmaline Oil Corp 732,600 33,375
$ 282,519
Oil & Gas Services - 0 .35%
Schlumberger NV 583,448 23,501
Pharmaceuticals - 8 .72%
AstraZeneca PLC 1,303,698 183,007
Merck KGaA 139,802 21,103
Novo Nordisk A/S 1,097,898 92,690
Roche Holding AG 262,346 82,474
Sanofi SA 1,869,524 203,183
$ 582,457
Private Equity - 3 .00%
3i Group PLC 2,238,837 107,561
Brookfield Corp 1,239,331 75,775
Intermediate Capital Group PLC 593,246 17,286
$ 200,622
Retail - 4 .85%
Alimentation Couche-Tard Inc 952,292 50,290
Dollarama Inc 730,800 69,155
Industria de Diseno Textil SA 705,281 38,283
MatsukiyoCocokara & Co 1,284,500 19,012
Wal-Mart de Mexico SAB de CV 12,758,090 33,234
Yum China Holdings Inc 2,465,132 114,013
$ 323,987
Semiconductors - 9 .23%
ASML Holding NV 207,472 153,480
Renesas Electronics Corp 3,585,100 48,021
Samsung Electronics Co Ltd 3,372,438 120,442
Socionext Inc 2,076,700 32,183
Taiwan Semiconductor Manufacturing Co Ltd 7,861,544 262,364
$ 616,490
Software - 0 .72%
Dassault Systemes SE 613,958 23,970
Nemetschek SE 202,721 24,221
$ 48,191
Telecommunications - 3 .41%
Deutsche Telekom AG 6,788,934 227,761
Toys, Games & Hobbies - 1 .87%
Nintendo Co Ltd 1,908,900 125,233
Transportation - 0 .70%
Canadian Pacific Kansas City Ltd 590,300 46,912
TOTAL COMMON STOCKS $ 6,625,742
Total Investments $ 6,689,991
Other Assets and Liabilities -  (0.11)% (7,432)
TOTAL NET ASSETS - 100.00% $ 6,682,559
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $73,800 or 1.10% of net assets.
(e) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 174,467 $ 356,241 $ 466,459 $ 64,249
$ 174,467 $ 356,241 $ 466,459 $ 64,249
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 883 $ — $ — $ —
$ 883 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Diversified International Fund
January 31, 2025 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Equity Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .61 % Shares Held Value (000's)
Money Market Funds - 1 .61%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
4,501,126 $ 4,501
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
140,203,101 140,203
$ 144,704
TOTAL INVESTMENT COMPANIES $ 144,704
COMMON STOCKS - 98 .64 % Shares Held Value (000's)
Advertising - 1 .09%
Omnicom Group Inc 1,136,365 $ 98,625
Automobile Manufacturers - 4 .76%
Cummins Inc 582,592 207,549
PACCAR Inc 1,998,026 221,541
$ 429,090
Banks - 12 .43%
Bank of America Corp 4,572,543 211,709
Citigroup Inc 1,325,041 107,898
JPMorgan Chase & Co 1,033,209 276,177
Morgan Stanley 2,031,956 281,283
PNC Financial Services Group Inc/The 1,207,483 242,644
$ 1,119,711
Beverages - 1 .60%
Coca-Cola Co/The 2,276,492 144,512
Biotechnology - 1 .97%
Corteva Inc 2,721,851 177,655
Building Materials - 3 .47%
Carrier Global Corp 1,503,797 98,318
Trane Technologies PLC 590,820 214,320
$ 312,638
Chemicals - 1 .22%
Air Products and Chemicals Inc 328,055 109,984
Computers - 1 .88%
Apple Inc 717,914 169,428
Cosmetics & Personal Care - 1 .81%
Procter & Gamble Co/The 984,429 163,405
Diversified Financial Services - 3 .31%
Blackrock Inc 205,438 220,949
Nasdaq Inc 934,117 76,915
$ 297,864
Electric - 4 .66%
NextEra Energy Inc 2,129,441 152,383
Sempra 765,493 63,482
WEC Energy Group Inc 1,031,601 102,397
Xcel Energy Inc 1,508,430 101,366
$ 419,628
Food - 0 .75%
Hershey Co/The 454,144 67,781
Healthcare - Products - 3 .78%
Abbott Laboratories 1,610,523 206,034
STERIS PLC 610,817 134,777
$ 340,811
Healthcare - Services - 4 .14%
HCA Healthcare Inc 465,413 153,544
UnitedHealth Group Inc 404,836 219,620
$ 373,164
Home Builders - 1 .88%
DR Horton Inc 1,191,758 169,111
Insurance - 3 .81%
Chubb Ltd 799,191 217,284
Fidelity National Financial Inc 2,167,033 126,056
$ 343,340
Iron & Steel - 1 .39%
Reliance Inc 433,986 125,639
Lodging - 2 .30%
Hilton Worldwide Holdings Inc 808,183 206,951
Machinery - Diversified - 2 .47%
Deere & Co 467,113 222,607
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .86%
Comcast Corp - Class A 2,308,955 $ 77,719
Miscellaneous Manufacturers - 2 .95%
Parker-Hannifin Corp 376,191 265,986
Oil & Gas - 4 .36%
Chevron Corp 461,481 68,848
EOG Resources Inc 1,265,379 159,172
Marathon Petroleum Corp 1,129,226 164,540
$ 392,560
Oil & Gas Services - 0 .42%
Halliburton Co 1,466,351 38,155
Pharmaceuticals - 6 .59%
AstraZeneca PLC ADR 1,049,999 74,298
Eli Lilly & Co 92,195 74,777
Merck & Co Inc 1,735,963 171,548
Novartis AG ADR 1,719,054 180,019
Roche Holding AG ADR
(d)
2,371,737 93,091
$ 593,733
Pipelines - 1 .90%
Enterprise Products Partners LP 5,234,648 170,911
Private Equity - 3 .03%
KKR & Co Inc 1,631,453 272,567
REITs - 3 .92%
Alexandria Real Estate Equities Inc 1,226,698 119,419
Equity LifeStyle Properties Inc 1,604,111 104,989
Prologis Inc 654,578 78,058
Realty Income Corp 936,649 51,179
$ 353,645
Retail - 4 .66%
Costco Wholesale Corp 275,342 269,802
Starbucks Corp 1,393,951 150,101
$ 419,903
Semiconductors - 3 .76%
Broadcom Inc 467,622 103,471
Monolithic Power Systems Inc 94,599 60,294
Taiwan Semiconductor Manufacturing Co Ltd ADR 834,281 174,632
$ 338,397
Software - 4 .31%
Fidelity National Information Services Inc 611,579 49,825
Microsoft Corp 344,135 142,837
Salesforce Inc 271,153 92,653
SAP SE ADR
(d)
373,924 103,226
$ 388,541
Telecommunications - 2 .00%
T-Mobile US Inc 774,749 180,493
Transportation - 1 .16%
Expeditors International of Washington Inc 923,444 104,885
TOTAL COMMON STOCKS $ 8,889,439
Total Investments $ 9,034,143
Other Assets and Liabilities -  (0.25)% (22,422)
TOTAL NET ASSETS - 100.00% $ 9,011,721
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,211 or
0.26% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,448 or 0.25% of net assets.

Schedule of Investments
Equity Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 144,824 $ 508,490 $ 513,111 $ 140,203
$ 144,824 $ 508,490 $ 513,111 $ 140,203
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,400 $ — $ — $ —
$ 1,400 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 12.97% Shares Held Value (000's)
Money Market Funds - 12.97%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
3,301,617 $ 3,302
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
84,687,937 84,688
$ 87,990
TOTAL INVESTMENT COMPANIES $ 87,990
BONDS - 87.81%
Principal
Amount (000's) Value (000's)
Banks - 7.70%
Banca Transilvania SA
7.25%, 12/07/2028
(d)
EUR 1,375 $ 1,524
Euribor Swap Rate 1 Year + 4.29%
8.88%, 04/27/2027
(d)
1,600 1,751
Euribor Swap Rate 1 Year + 5.58%
Banco Mercantil del Norte SA/Grand Cayman
5.88%, 01/24/2027
(d),(e),(f),(g),(h)
$ 4,575 4,443
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
5.88%, 01/24/2027
(d),(e),(f)
1,150 1,104
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.64%
8.38%, 05/20/2031
(d),(e),(h)
4,500 4,453
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.07%
BBVA Bancomer SA/Texas
5.13%, 01/18/2033
(d),(f)
2,525 2,359
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.65%
BOI Finance BV
7.50%, 02/16/2027 EUR 5,105 5,256
Israel Discount Bank Ltd
5.38%, 01/26/2028
(h)
$ 1,550 1,537
Korea Development Bank/The
0.80%, 07/19/2026 4,360 4,129
4.75%, 06/26/2027 4,000 4,020
National Bank of Uzbekistan
8.50%, 07/05/2029 2,850 2,914
Standard Chartered PLC
5.91%, 05/14/2035
(d),(h)
1,600 1,612
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
5.91%, 05/14/2035
(d)
700 705
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
6.10%, 01/11/2035
(d),(g),(h)
5,025 5,136
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
6.10%, 01/11/2035
(d)
1,200 1,225
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.10%
7.63%, 01/16/2032
(d),(e),(f),(g),(h)
5,775 5,787
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Turkiye Garanti Bankasi AS
8.13%, 01/03/2035
(d),(h)
4,250 4,300
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.84%
$ 52,255
Building Materials - 0.85%
Cemex SAB de CV
9.13%, 03/14/2028
(d),(e)
1,550 1,603
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.16%
Limak Cimento Sanayi ve Ticaret AS
9.75%, 07/25/2029 4,150 4,152
$ 5,755
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 1.09%
Sasol Financing USA LLC
8.75%, 05/03/2029
(h)
$ 3,650 $ 3,708
8.75%, 05/03/2029 900 914
Sociedad Quimica y Minera de Chile SA
6.50%, 11/07/2033
(h)
2,699 2,801
$ 7,423
Commercial Services - 0.34%
Mersin Uluslararasi Liman Isletmeciligi AS
8.25%, 11/15/2028 2,225 2,303
Distribution & Wholesale - 0.33%
Telecommunications co Telekom Srbija AD
Belgrade
7.00%, 10/28/2029
(h)
2,250 2,232
Diversified Financial Services - 0.35%
SOCAR Turkey Enerji AS via Steas Funding 1 DAC
7.23%, 03/17/2026 2,400 2,376
Electric - 3.01%
Comision Federal de Electricidad
5.00%, 09/29/2036 2,457 2,138
Electricidad Firme de Mexico Holdings SA de CV
4.90%, 11/20/2026
(g)
3,900 3,912
Energo-Pro AS
8.50%, 02/04/2027 2,726 2,770
8.50%, 02/04/2027
(h)
1,950 1,982
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple
7.25%, 01/31/2041
(h)
4,625 4,493
Lamar Funding Ltd
3.96%, 05/07/2025 5,175 5,156
$ 20,451
Energy - Alternate Sources - 0.73%
FS Luxembourg Sarl
8.88%, 02/12/2031
(h)
3,600 3,669
8.88%, 02/12/2031
(g)
1,255 1,279
$ 4,948
Engineering & Construction - 4.45%
Aeropuertos Dominicanos Siglo XXI SA
7.00%, 06/30/2034
(h)
2,800 2,828
ATP Tower Holdings / Andean Telecom Partners
Chile SpA / Andean Tower Partners C
7.88%, 02/03/2030
(h),(i)
5,925 5,882
HTA Group Ltd/Mauritius
7.50%, 06/04/2029
(h)
3,725 3,775
IHS Holding Ltd
7.88%, 05/29/2030
(h)
4,225 4,155
IHS Netherlands Holdco BV
8.00%, 09/18/2027 4,245 4,252
Kingston Airport Revenue Finance Ltd
6.75%, 12/15/2036
(h)
3,675 3,671
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029
(h)
5,650 5,643
$ 30,206
Forest Products & Paper - 0.54%
LD Celulose International GmbH
7.95%, 01/26/2032
(h)
3,600 3,665
Iron & Steel - 0.56%
CSN Inova Ventures
6.75%, 01/28/2028 3,950 3,765
Samarco Mineracao SA Escrow Shares
0.00%, 10/24/2023
(j),(k)
200 —
$ 3,765
Mining - 3.18%
Ivanhoe Mines Ltd
7.88%, 01/23/2030
(g),(h)
7,375 7,412
Navoi Mining & Metallurgical Combinat
6.95%, 10/17/2031
(h)
2,475 2,456

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Vedanta Resources Finance II PLC
9.48%, 07/24/2030
(h)
$ 3,800 $ 3,800
WE Soda Investments Holding PLC
9.38%, 02/14/2031
(h)
1,775 1,822
9.50%, 10/06/2028
(h)
3,675 3,787
9.50%, 10/06/2028 2,200 2,267
$ 21,544
Oil & Gas - 9.43%
Azule Energy Finance Plc
8.13%, 01/23/2030
(h)
7,375 7,449
Energean Israel Finance Ltd
5.38%, 03/30/2028
(h)
4,300 4,109
8.50%, 09/30/2033
(g),(h)
4,265 4,398
Leviathan Bond Ltd
6.50%, 06/30/2027
(h)
5,575 5,504
ORLEN SA
6.00%, 01/30/2035
(h)
6,425 6,446
Petroleos de Venezuela SA
0.00%, 05/16/2024
(j)
33,250 3,990
0.00%, 11/15/2026
(j)
6,650 798
Petroleos Mexicanos
5.35%, 02/12/2028 3,675 3,372
5.95%, 01/28/2031 2,225 1,863
6.35%, 02/12/2048 2,875 1,899
6.50%, 03/13/2027 4,025 3,883
6.75%, 09/21/2047 3,250 2,240
6.84%, 01/23/2030 3,080 2,788
7.69%, 01/23/2050 2,375 1,777
Puma International Financing SA
7.75%, 04/25/2029
(h)
6,400 6,488
Tengizchevroil Finance Co International Ltd
3.25%, 08/15/2030 4,350 3,697
4.00%, 08/15/2026 3,365 3,278
$ 63,979
Oil & Gas Services - 0.34%
Yinson Boronia Production BV
8.95%, 07/31/2042 2,225 2,314
Pipelines - 3.15%
Acu Petroleo Luxembourg Sarl
7.50%, 07/13/2035 4,221 4,222
Galaxy Pipeline Assets Bidco Ltd
2.16%, 03/31/2034
(h)
2,613 2,269
2.16%, 03/31/2034 1,994 1,734
Greensaif Pipelines Bidco Sarl
5.85%, 02/23/2036
(h)
2,250 2,238
6.13%, 02/23/2038
(h)
3,725 3,766
6.13%, 02/23/2038 4,625 4,665
Southern Gas Corridor CJSC
6.88%, 03/24/2026 2,475 2,503
$ 21,397
Real Estate - 0.54%
MAF Global Securities Ltd
7.88%, 06/30/2027
(d),(e)
1,525 1,566
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.89%
NWD Finance BVI Ltd
5.25%, 03/22/2026
(d),(e)
925 243
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 7.89%
NWD MTN Ltd
4.13%, 07/18/2029 2,475 1,118
4.50%, 05/19/2030 750 331
8.63%, 02/08/2028 750 377
$ 3,635
Regional Authority - 0.76%
Provincia de Buenos Aires/Government Bonds
6.63%, 09/01/2037
(l)
7,274 5,128
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign - 44.05%
Abu Dhabi Government International Bond
3.13%, 05/03/2026 $ 4,000 $ 3,936
Argentine Republic Government International Bond
4.12%, 07/09/2035
(l)
13,850 9,408
Benin Government International Bond
7.96%, 02/13/2038 3,425 3,247
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2027 BRL 159,300 25,240
Brazilian Government International Bond
6.13%, 01/22/2032 $ 6,575 6,431
Chile Government International Bond
2.75%, 01/31/2027 7,000 6,713
Colombia Government International Bond
7.50%, 02/02/2034 9,625 9,525
7.75%, 11/07/2036 3,100 3,030
Dominican Republic International Bond
4.50%, 01/30/2030 6,500 5,998
10.75%, 06/01/2036
(h)
DOP 184,500 3,113
Ecuador Government International Bond
5.00%, 07/31/2040
(l)
$ 3,200 1,881
5.50%, 07/31/2035
(l)
11,638 7,621
Egypt Government Bond
24.46%, 10/01/2027 EGP 155,400 3,185
25.32%, 08/13/2027 140,200 2,905
Egypt Government International Bond
7.90%, 02/21/2048 $ 1,975 1,498
8.15%, 11/20/2059 2,725 2,071
8.63%, 02/04/2030
(h),(i)
7,850 7,820
Egypt Treasury Bills
0.00%, 09/16/2025
(j)
EGP 143,600 2,461
0.00%, 10/07/2025
(j)
143,900 2,437
Ghana Government International Bond
0.00%, 01/03/2030
(h),(j)
$ 3,771 2,937
0.00%, 01/03/2030
(j)
3,111 2,422
5.00%, 07/03/2029
(h),(l)
5,725 5,102
Guatemala Government Bond
6.55%, 02/06/2037
(h)
3,175 3,125
6.60%, 06/13/2036 3,875 3,822
7.05%, 10/04/2032 2,300 2,382
Indonesia Government International Bond
4.15%, 09/20/2027 6,750 6,649
Israel Government International Bond
5.50%, 03/12/2034
(g)
6,375 6,289
Ivory Coast Government International Bond
4.88%, 01/30/2032 EUR 7,225 6,671
5.88%, 10/17/2031 1,425 1,404
Lebanon Government International Bond
0.00%, 03/09/2020
(j)
$ 2,750 437
0.00%, 06/19/2020
(j)
5,375 865
0.00%, 05/27/2022
(j)
1,900 304
0.00%, 10/04/2022
(j)
900 144
0.00%, 03/23/2032
(j)
2,750 440
Nigeria Government International Bond
6.13%, 09/28/2028 8,025 7,393
7.14%, 02/23/2030 2,400 2,211
10.38%, 12/09/2034
(h)
6,125 6,339
Pakistan Government International Bond
6.88%, 12/05/2027 8,750 8,127
Peru Government Bond
5.40%, 08/12/2034 PEN 32,525 7,952
Peruvian Government International Bond
6.90%, 08/12/2037 29,175 7,791
Qatar Government International Bond
4.00%, 03/14/2029 $ 5,600 5,459
4.50%, 04/23/2028 5,000 4,980
Republic of Poland Government Bond
2.00%, 08/25/2036 PLN 41,268 8,901
5.00%, 10/25/2034 24,800 5,725

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Sovereign (continued)
Republic of Poland Government International Bond
5.50%, 11/16/2027 $ 5,000 $ 5,112
Republic of South Africa Government Bond
8.75%, 01/31/2044 ZAR 359,125 15,446
8.88%, 02/28/2035 230,000 11,165
Republic of South Africa Government International
Bond
7.10%, 11/19/2036
(h)
$ 3,325 3,250
Republic of Uzbekistan International Bond
6.90%, 02/28/2032
(h)
4,775 4,690
Romanian Government International Bond
5.13%, 09/24/2031
(h)
EUR 4,650 4,654
Senegal Government International Bond
6.75%, 03/13/2048 $ 1,000 698
Turkiye Government Bond
36.00%, 08/12/2026 TRY 94,700 2,667
37.00%, 02/18/2026 358,250 10,091
Ukraine Government International Bond
0.00%, 02/01/2035
(h),(j),(l)
$ 988 610
0.00%, 02/01/2035
(j),(l)
3,686 2,272
0.00%, 02/01/2036
(h),(j),(l)
761 468
0.00%, 02/01/2036
(j),(l)
2,168 1,332
1.75%, 02/01/2029
(h),(l)
800 561
1.75%, 02/01/2029
(l)
1,305 915
1.75%, 02/01/2034
(h),(l)
5,646 3,188
1.75%, 02/01/2034
(l)
5,740 3,242
1.75%, 02/01/2035
(h),(l)
5,633 3,151
1.75%, 02/01/2035
(l)
2,638 1,473
Zambia Government International Bond
0.50%, 12/31/2053
(h)
5,425 3,297
0.50%, 12/31/2053 6,963 4,232
$ 298,905
Supranational Bank - 2.89%
Africa Finance Corp
7.50%, 01/21/2030
(d),(e),(h)
1,975 1,946
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.02%
Asian Development Bank
6.72%, 02/08/2028 INR 188,200 2,166
European Bank for Reconstruction & Development
6.30%, 10/26/2027 607,000 6,900
Inter-American Development Bank
7.00%, 01/25/2029 158,000 1,825
International Bank for Reconstruction &
Development
6.75%, 09/08/2027 180,000 2,066
6.85%, 04/24/2028 180,000 2,073
7.05%, 07/22/2029 229,000 2,651
$ 19,627
Telecommunications - 1.50%
Turk Telekomunikasyon AS
7.38%, 05/20/2029 $ 2,050 2,084
Turkcell Iletisim Hizmetleri AS
7.45%, 01/24/2030
(h)
4,525 4,570
VEON Holdings BV
3.38%, 11/25/2027 3,975 3,509
$ 10,163
Transportation - 1.17%
Transnet SOC Ltd
8.25%, 02/06/2028 7,825 7,967
Water - 0.85%
Aegea Finance Sarl
9.00%, 01/20/2031
(h)
3,200 3,329
9.00%, 01/20/2031 250 260
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Water (continued)
Georgia Global Utilities JSC
8.88%, 07/25/2029
(h)
$ 2,150 $ 2,161
$ 5,750
TOTAL BONDS $ 595,788
Total Investments $ 683,778
Other Assets and Liabilities -  (0.78)% (5,278)
TOTAL NET ASSETS - 100.00% $ 678,500
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $17,002 or
2.51% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $13,693 or 2.02% of net assets.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $16,465 or 2.43% of net assets.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $202,027 or 29.78% of net assets.
(i) Security purchased on a when-issued basis.
(j) Non-income producing security
(k) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 90,147 $ 229,208 $ 234,667 $ 84,688
$ 90,147 $ 229,208 $ 234,667 $ 84,688
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 693 $ — $ — $ —
$ 693 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Euro Bond 10 Year Bond; March 2025 Long 119 $ 16,360 $ (558)
US 10 Year Note; March 2025 Long 337 36,680 255
US 5 Year Note; March 2025 Long 745 79,261 (502)
US Long Bond; March 2025 Short 241 27,451 933
Total $ 128
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Citigroup Inc 02/14/2025 $ 29,784 EUR 28,908 $ — $ (217)
Citigroup Inc 02/21/2025 EUR 19,500 $ 20,120 123 —
Citigroup Inc 02/21/2025 ILS 36,775 $ 10,277 17 —
Citigroup Inc 02/21/2025 THB 240,275 $ 7,162 — (19)
Citigroup Inc 02/21/2025 TRY 634,352 $ 17,214 247 —
Citigroup Inc 02/21/2025 $ 16,819 THB 584,800 — (565)
Citigroup Inc 02/21/2025 $ 18,119 INR 1,559,489 134 —
Citigroup Inc 02/21/2025 $ 20,303 EUR 19,500 61 —
Goldman Sachs & Co 02/21/2025 $ 27,477 CNH 201,486 — (58)
HSBC Securities Inc 02/14/2025 EUR 7,574 $ 7,879 19 (37)
HSBC Securities Inc 02/21/2025 BRL 116,700 $ 19,736 144 —
HSBC Securities Inc 02/21/2025 MXN 743,880 $ 35,732 165 (79)
HSBC Securities Inc 02/21/2025 KRW 29,260,000 $ 20,069 52 —
HSBC Securities Inc 02/21/2025 $ 7,138 ZAR 132,275 65 —
HSBC Securities Inc 02/21/2025 $ 13,362 MXN 275,875 78 —
HSBC Securities Inc 02/21/2025 $ 14,665 PLN 60,900 — (306)
HSBC Securities Inc 02/21/2025 $ 23,670 BRL 145,000 — (1,030)
HSBC Securities Inc 02/21/2025 $ 17,506 CNH 128,425 — (45)
HSBC Securities Inc 02/21/2025 $ 9,955 THB 342,600 — (229)
HSBC Securities Inc 02/21/2025 $ 15,486 PEN 58,425 — (206)
JPMorgan Chase 02/21/2025 HUF 5,388,125 $ 13,416 278 —
JPMorgan Chase 02/21/2025 ILS 60,394 $ 16,553 353 —
JPMorgan Chase 02/21/2025 MXN 273,225 $ 13,453 — (297)
JPMorgan Chase 02/21/2025 PLN 82,725 $ 20,180 245 (89)
JPMorgan Chase 02/21/2025 ZAR 128,575 $ 7,005 — (131)
JPMorgan Chase 02/21/2025 $ 22,564 MXN 464,030 220 —
JPMorgan Chase 02/21/2025 $ 13,820 ZAR 260,898 — (129)
JPMorgan Chase 02/21/2025 $ 17,371 TRY 634,351 — (90)
JPMorgan Chase 07/25/2025 TRY 634,352 $ 15,273 100 —
Total $ 2,301 $ (3,527)
Amounts in thousands.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

Credit Default Swaps
Buy Protection
Counterparty Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation)
Fair Value
Asset ---- Liability
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.31% (1.00)% Quarterly 12/20/2026 $ 20,400 $ (233) $ (24) $ — $ (257)
Goldman Sachs & Co Bank of China Ltd/Hong
Kong, 1.25%, 06/24/2025
0.31% (1.00)% Quarterly 12/20/2026 3,300 (38) (4) — (42)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.26% (1.00)% Quarterly 12/20/2026 20,400 (233) (41) — (274)
Goldman Sachs & Co China Construction
Bank /London, 3.125%,
05/17/2025
0.26% (1.00)% Quarterly 12/20/2026 3,300 (37) (7) — (44)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.30% (1.00)% Quarterly 12/20/2026 16,400 (187) (22) — (209)
Goldman Sachs & Co China Development
Bank, 3.00%, 06/01/2026
0.30% (1.00)% Quarterly 12/20/2026 2,600 (29) (4) — (33)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.27% (1.00)% Quarterly 12/20/2026 20,400 (232) (39) — (271)
Goldman Sachs & Co Industrial & Commercial
Bank of China Ltd/
Hong Kong, 1.625%,
10/28/2026
0.27% (1.00)% Quarterly 12/20/2026 3,300 (37) (7) — (44)
Total $ (1,026) $ (148) $ — $ (1,174)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Buy Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
CDX.NA.HY.43 N/A (5.00)% Quarterly 12/20/2029 $ 15,000 $ (1,025) $ (189) $ (1,214)
Total $ (1,025) $ (189) $ (1,214)
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/
(Receipts)
Fair
Value
1 Day MXN TIIE Banxico Pay 8.59% Monthly Monthly N/A 12/16/2026 MXN 1,725,000 $ (394) $ (171) $ (565)
1 Day MXN TIIE Banxico Receive 0.00% Monthly Monthly N/A 12/24/2025 1,725,000 6,904 (29) 6,875
1 Day MXN TIIE Banxico Receive 8.59% Monthly Monthly N/A 12/16/2026 488,000 (17) 177 160
1 Day MXN TIIE Banxico Receive 8.59% Monthly Monthly N/A 12/16/2026 655,000 (53) 268 215
1 Day MXN TIIE Banxico Receive 8.59% Monthly Monthly N/A 12/16/2026 327,468 (47) 154 107
1 Day MXN TIIE Banxico Receive 8.59% Monthly Monthly N/A 12/16/2026 254,532 (7) 90 83
28 Day MXN TIIE Banxico Pay 0.00% Monthly Monthly N/A 12/24/2025 1,725,000 (6,945) 31 (6,914)
6 Month Warsaw Interbank Offered Rate Pay 4.37% Semiannual Annual N/A 12/18/2029 PLN 50,300 (278) 3 (275)
6 Month Warsaw Interbank Offered Rate Pay 4.37% Semiannual Annual N/A 12/18/2029 9,800 (4) (50) (54)
Brazil Cetip DI Interbank Deposit Rate Pay 12.73% Maturity Maturity N/A 01/04/2027 BRL 493,006 (2,382) — (2,382)
Brazil Cetip DI Interbank Deposit Rate Pay 12.73% Maturity Maturity N/A 01/04/2027 256,556 (830) (409) (1,239)
Total $ (4,053) $ 64 $ (3,989)
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
Finisterre Emerging Markets Total Return Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

Total Return Swaps
Counterparty Fund Pays Fund Receives
Payment
Frequency
Maturity
Date
Notional
Amount
Upfront
Payments/(Receipts)
Value and Unrealized
Appreciation/(Depreciation)
Asset Liability
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/06/2025
Maturity 03/11/2025 $ 1,550 $ — $ 389 $ —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 03/13/2025
Maturity 03/18/2025 1,278 — 369 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria Government Treasury
Bill, 0.00%, 05/20/2025
Maturity 05/20/2025 1,638 — 245 —
Citigroup Inc US Federal Funds Effective
Rate + 1.00%
Nigeria OMO Bill, 0.00%,
02/06/2025
Maturity 02/10/2025 1,900 — 16 —
Citigroup Inc US Federal Funds Effective
Rate + 0.00%
Nigeria OMO Bill, 0.00%,
02/12/2025
Maturity 12/02/2025 1,391 — 145 —
HSBC Securities Inc Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/18/2025
Maturity 03/21/2025 2,116 — 439 —
HSBC Securities Inc US Federal Funds Effective
Rate + 0.00%
Zambia Government Bond,
13.00%, 12/18/2027
Maturity 12/20/2027 1,366 — — (88)
JPMorgan Chase Secured Overnight Financing
Rate + 0.60%
Egypt Treasury Bill, 0.00%,
03/04/2025
Maturity 03/07/2025 2,071 — 293 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.75%
Egypt Treasury Bill, 0.00%,
09/16/2025
Maturity 09/16/2025 1,315 — 47 —
JPMorgan Chase Secured Overnight Financing
Rate + 0.85%
Nigeria OMO Bill, 0.00%,
12/09/2025
Maturity 12/09/2025 1,523 — 194 —
Total $ — $ 2,137 $ (88)
Amounts in thousands.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .09 % Shares Held Value (000's)
Money Market Funds - 2 .09%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
51,167,039 $ 51,167
TOTAL INVESTMENT COMPANIES $ 51,167
COMMON STOCKS - 96 .49 % Shares Held Value (000's)
Aerospace & Defense - 1 .35%
Korea Aerospace Industries Ltd 604,299 $ 22,076
LIG Nex1 Co Ltd 70,736 10,972
$ 33,048
Automobile Manufacturers - 1 .24%
BYD Co Ltd 390,500 13,722
Hyundai Motor India Ltd
(c)
195,396 3,779
Kia Corp 183,306 12,791
$ 30,292
Automobile Parts & Equipment - 0 .29%
Fuyao Glass Industry Group Co Ltd
(d)
460,800 3,112
Weichai Power Co Ltd 2,354,000 4,096
$ 7,208
Banks - 14 .65%
Banco do Brasil SA 2,626,300 12,448
Bank Negara Indonesia Persero Tbk PT 94,762,400 27,569
Bank Polska Kasa Opieki SA 746,454 29,282
Bank Rakyat Indonesia Persero Tbk PT 104,657,282 27,025
Grupo Financiero Banorte SAB de CV 894,100 6,206
HDFC Bank Ltd 2,008,027 39,304
ICICI Bank Ltd 3,188,316 45,882
Kotak Mahindra Bank Ltd 2,059,368 45,039
National Bank of Greece SA 5,952,378 51,581
Piraeus Financial Holdings SA 5,558,108 25,147
Saudi National Bank/The 3,729,139 33,968
Vietnam Technological & Commercial Joint Stock
Bank
15,642,400 15,412
$ 358,863
Beverages - 1 .50%
Arca Continental SAB de CV 914,600 8,332
Ichitan Group PCL 21,822,400 8,205
Varun Beverages Ltd 3,266,601 20,191
$ 36,728
Biotechnology - 0 .57%
Zai Lab Ltd ADR
(c)
511,011 13,894
Building Materials - 2 .69%
Cemex SAB de CV 83,624,914 49,395
Voltas Ltd 1,129,708 16,390
$ 65,785
Chemicals - 0 .12%
Orbia Advance Corp SAB de CV 4,645,400 2,946
Commercial Services - 1 .28%
GPS Participacoes e Empreendimentos SA
(d)
2,610,807 6,683
Humansoft Holding Co KSC 331,811 2,760
JSW Infrastructure Ltd 6,913,356 21,803
$ 31,246
Computers - 2 .46%
Elm Co 22,376 6,949
Globant SA
(c)
111,166 23,714
Quanta Computer Inc 2,684,000 21,279
WNS Holdings Ltd
(c)
133,877 8,200
$ 60,142
Distribution & Wholesale - 0 .10%
AKR Corporindo Tbk PT 37,902,800 2,576
Diversified Financial Services - 3 .55%
Bajaj Finance Ltd 147,733 13,396
Banco BTG Pactual SA 1,509,350 8,412
Fubon Financial Holding Co Ltd 6,921,345 19,388
Intercorp Financial Services Inc 343,483 10,229
KB Financial Group Inc 568,420 35,612
$ 87,037
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 1 .14%
Adani Energy Solutions Ltd
(c)
2,905,813 $ 24,955
Emirates Central Cooling Systems Corp 6,262,800 2,981
$ 27,936
Electrical Components & Equipment - 2 .15%
Delta Electronics Inc 4,039,000 52,628
Electronics - 1 .74%
Avalon Technologies Ltd
(c),(d)
390,160 2,964
E Ink Holdings Inc 2,264,000 19,003
Lotes Co Ltd 220,830 12,442
Voltronic Power Technology Corp 145,000 8,184
$ 42,593
Engineering & Construction - 1 .22%
Cury Construtora e Incorporadora SA 3,539,900 13,102
L&T Technology Services Ltd
(d)
157,849 9,875
Samsung E&A Co Ltd 562,100 6,933
$ 29,910
Food - 2 .75%
Bid Corp Ltd 549,161 13,984
Indofood Sukses Makmur Tbk PT 18,183,200 8,751
LT Foods Ltd 2,124,700 9,532
Nestle India Ltd 284,117 7,579
SM Investments Corp 213,765 2,848
WH Group Ltd
(d)
31,479,500 24,557
$ 67,251
Forest Products & Paper - 1 .76%
Suzano SA 4,018,300 42,988
Gas - 0 .33%
ENN Natural Gas Co Ltd 2,925,262 8,179
Healthcare - Products - 0 .23%
Pegavision Corp 309,000 3,459
Universal Vision Biotechnology Co Ltd 348,000 2,167
$ 5,626
Healthcare - Services - 0 .52%
Bangkok Dusit Medical Services PCL 11,102,800 7,736
Hygeia Healthcare Holdings Co Ltd
(c),(d)
3,006,200 4,924
$ 12,660
Home Furnishings - 0 .95%
Anker Innovations Technology Co Ltd 1,569,879 23,388
Vestel Beyaz Esya Sanayi ve Ticaret AS 1 —
$ 23,388
Insurance - 3 .59%
AIA Group Ltd 5,863,600 41,222
China Pacific Insurance Group Co Ltd 10,853,800 32,331
Max Financial Services Ltd
(c)
802,380 10,304
PICC Property & Casualty Co Ltd 2,558,000 4,156
$ 88,013
Internet - 16 .52%
Alibaba Group Holding Ltd 4,919,224 60,342
Grab Holdings Ltd
(c)
4,409,538 20,196
JD.com Inc 3,489,850 70,987
Meituan
(c),(d)
1,765,100 33,594
MercadoLibre Inc
(c)
19,046 36,610
PDD Holdings Inc ADR
(c)
143,678 16,079
Tencent Holdings Ltd 2,808,600 147,775
Tencent Music Entertainment Group ADR 264,801 3,172
Trip.com Group Ltd ADR
(c)
223,348 15,672
$ 404,427
Iron & Steel - 0 .10%
Severstal PAO
(c)
31,471 —
Ternium SA ADR 83,046 2,491
$ 2,491
Leisure Products & Services - 1 .28%
Bajaj Auto Ltd 230,004 23,432
Yadea Group Holdings Ltd
(d)
4,766,000 7,915
$ 31,347
Machinery - Diversified - 0 .68%
WEG SA 1,754,700 16,637

Schedule of Investments
Global Emerging Markets Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware - 0 .15%
APL Apollo Tubes Ltd 219,146 $ 3,808
Mining - 1 .89%
Aluminum Corp of China Ltd 5,316,000 3,422
Anglogold Ashanti Plc 261,256 7,867
Capstone Copper Corp
(c)
1,947,900 10,910
Impala Platinum Holdings Ltd
(c)
1,844,168 10,122
Ivanhoe Mines Ltd
(c)
961,200 10,324
Polyus PJSC
(c)
343 —
Shandong Gold Mining Co Ltd
(d)
2,084,750 3,617
$ 46,262
Miscellaneous Manufacturers - 0 .77%
Escorts Kubota Ltd 341,995 14,273
Zhuzhou CRRC Times Electric Co Ltd 1,160,400 4,473
$ 18,746
Oil & Gas - 1 .22%
ADNOC Drilling Co PJSC 4,742,994 6,972
Geopark Ltd 312,265 2,860
HD Hyundai Co Ltd 198,317 11,281
PRIO SA/Brazil
(c)
481,500 3,378
Saudi Arabian Oil Co
(d)
712,963 5,276
$ 29,767
Pharmaceuticals - 0 .79%
Caplin Point Laboratories Ltd 529,180 12,629
Richter Gedeon Nyrt 146,795 3,802
Simcere Pharmaceutical Group Ltd
(d)
3,348,000 2,948
$ 19,379
Pipelines - 0 .43%
Gaztransport Et Technigaz SA 69,201 10,571
Real Estate - 0 .63%
China Overseas Land & Investment Ltd 841,000 1,340
China Resources Land Ltd 3,100,000 9,436
Sun Hung Kai Properties Ltd 509,500 4,555
$ 15,331
Retail - 1 .21%
El Puerto de Liverpool SAB de CV 584,958 2,920
Jumbo SA 213,467 5,767
Wal-Mart de Mexico SAB de CV 3,989,000 10,391
Yum China Holdings Inc 230,800 10,526
$ 29,604
Semiconductors - 19 .21%
Alchip Technologies Ltd 94,000 8,745
ASE Technology Holding Co Ltd 1,758,000 9,125
ASML Holding NV - NY Reg Shares 8,985 6,643
ASPEED Technology Inc 90,000 9,492
MediaTek Inc 489,000 21,177
Samsung Electronics Co Ltd 1,771,109 63,253
SK Hynix Inc 236,851 31,887
Taiwan Semiconductor Manufacturing Co Ltd 9,589,685 320,037
$ 470,359
Shipbuilding - 0 .55%
Yangzijiang Shipbuilding Holdings Ltd 6,048,200 13,545
Software - 0 .92%
NetEase Inc 1,091,825 22,443
Telecommunications - 3 .03%
Accton Technology Corp 1,101,000 25,283
Xiaomi Corp
(c),(d)
9,773,400 48,985
$ 74,268
Textiles - 0 .17%
SLC Agricola SA 1,400,406 4,174
Transportation - 0 .40%
Blue Dart Express Ltd 29,260 2,218
JD Logistics Inc
(c),(d)
4,463,700 7,687
$ 9,905
Water - 0 .36%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP
542,300 8,786
TOTAL COMMON STOCKS $ 2,362,787
PREFERRED STOCKS - 1 .28 % Shares Held Value (000's)
Automobile Manufacturers - 0 .57%
Hyundai Motor Co 12,100.00% 123,183 $ 14,017
Oil & Gas - 0 .71%
Petroleo Brasileiro SA 2.61% 2,669,000 17,204
TOTAL PREFERRED STOCKS $ 31,221
Total Investments $ 2,445,175
Other Assets and Liabilities -  0.14% 3,515
TOTAL NET ASSETS - 100.00% $ 2,448,690
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $162,137 or 6.62% of net assets.

Schedule of Investments
Global Emerging Markets Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 105,493 $ 129,772 $ 184,098 $ 51,167
$ 105,493 $ 129,772 $ 184,098 $ 51,167
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 622 $ — $ — $ —
$ 622 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .43 % Shares Held Value (000's)
Money Market Funds - 1 .43%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
24,563,602 $ 24,564
TOTAL INVESTMENT COMPANIES $ 24,564
COMMON STOCKS - 98 .14 % Shares Held Value (000's)
Engineering & Construction - 0 .74%
Cellnex Telecom SA - Rights
(c),(d)
382,058 $ 12,796
Entertainment - 0 .39%
Marriott Vacations Worldwide Corp 76,808 6,665
Real Estate - 9 .82%
Fastighets AB Balder
(c)
2,569,928 18,287
Mitsubishi Estate Co Ltd 1,626,900 23,640
Mitsui Fudosan Co Ltd 4,482,279 40,456
Sun Hung Kai Properties Ltd 2,151,000 19,229
Swire Properties Ltd 2,749,000 5,429
Vonovia SE 1,241,189 37,972
Wharf Real Estate Investment Co Ltd 2,597,000 6,462
Wihlborgs Fastigheter AB 1,736,476 17,205
$ 168,680
REITs - 86 .54%
Advance Residence Investment Corp 6,908 6,358
Allied Properties Real Estate Investment Trust 844,794 10,103
American Healthcare REIT Inc 580,701 16,428
American Homes 4 Rent 1,169,563 40,502
American Tower Corp 117,679 21,765
Americold Realty Trust Inc 1,011,562 22,103
AvalonBay Communities Inc 301,185 66,715
Big Yellow Group PLC 522,823 6,165
Broadstone Net Lease Inc 1,001,697 15,767
Canadian Apartment Properties REIT 444,771 12,397
COPT Defense Properties 276,217 8,132
Cousins Properties Inc 611,771 18,677
Daiwa House REIT Investment Corp 6,540 10,290
Digital Realty Trust Inc 215,229 35,267
Equinix Inc 122,836 112,230
Equity LifeStyle Properties Inc 306,505 20,061
Equity Residential 507,814 35,867
Essex Property Trust Inc 96,570 27,481
Extra Space Storage Inc 413,111 63,619
Gaming and Leisure Properties Inc 455,296 22,032
Gecina SA 122,729 11,981
GLP J-Reit 11,959 9,792
Goodman Group 2,894,714 64,553
Healthpeak Properties Inc 1,218,008 25,164
InterRent Real Estate Investment Trust 813,075 5,466
Invincible Investment Corp 17,598 7,674
Invitation Homes Inc 1,411,303 43,962
Keppel DC REIT 9,233,292 14,892
Kilroy Realty Corp 323,596 12,627
Klepierre SA 1,056,839 31,463
Lineage Inc 150,080 9,005
Link REIT 1,815,744 7,502
Mapletree Industrial Trust 8,135,600 12,542
Mapletree Logistics Trust 11,860,011 10,598
Mirvac Group 12,608,759 15,253
National Storage REIT 6,646,890 9,187
Nippon Accommodations Fund Inc 1,177 4,426
Nippon Building Fund Inc 13,788 10,973
Nippon Prologis REIT Inc 7,189 10,964
NNN REIT Inc 383,466 15,105
Prologis Inc 692,171 82,541
Prologis Property Mexico SA de CV 1,120,293 3,490
Regency Centers Corp 522,721 37,552
Retail Opportunity Investments Corp 936,963 16,369
Rexford Industrial Realty Inc 630,638 25,642
Ryman Hospitality Properties Inc 264,753 27,757
Sabra Health Care REIT Inc 1,383,534 23,119
Safestore Holdings PLC 1,299,033 9,864
Saul Centers Inc 63,030 2,302
Segro PLC 3,067,750 27,124
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Sekisui House Reit Inc 20,424 $ 10,441
Stockland 8,292,459 26,271
Terreno Realty Corp 196,665 12,866
Unibail-Rodamco-Westfield 202,927 16,990
UNITE Group PLC/The 1,359,041 14,395
Ventas Inc 1,207,189 72,938
VICI Properties Inc 1,561,765 46,494
Vornado Realty Trust 406,180 17,571
Welltower Inc 788,472 107,611
$ 1,486,425
Telecommunications - 0 .65%
NEXTDC Ltd
(c)
1,228,840 11,175
TOTAL COMMON STOCKS $ 1,685,741
Total Investments $ 1,710,305
Other Assets and Liabilities -  0.43% 7,398
TOTAL NET ASSETS - 100.00% $ 1,717,703
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $12,796 or 0.74% of net assets.

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 26,078 $ 68,247 $ 69,761 $ 24,564
$ 26,078 $ 68,247 $ 69,761 $ 24,564
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 219 $ — $ — $ —
$ 219 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .25 % Shares Held Value (000's)
Money Market Funds - 0 .25%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
1,601,532 $ 1,602
TOTAL INVESTMENT COMPANIES $ 1,602
BONDS - 28 .64%
Principal
Amount (000's) Value (000's)
Automobile Asset Backed Securities - 11 .46%
Ally Auto Receivables Trust 2024-2
4.46%, 07/15/2027 $ 4,800 $ 4,797
Americredit Automobile Receivables Trust 2023-1
5.84%, 10/19/2026 95 95
AmeriCredit Automobile Receivables Trust 2023-2
6.19%, 04/19/2027 1,746 1,754
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 2,178 2,186
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 5,419 5,440
BofA Auto Trust 2024-1
5.57%, 12/15/2026
(c)
3,455 3,467
Carmax Auto Owner Trust 2024-3
5.21%, 09/15/2027 5,200 5,220
Chase Auto Owner Trust 2024-1
5.48%, 04/26/2027
(c)
2,763 2,771
Chase Auto Owner Trust 2024-4
5.25%, 09/27/2027
(c)
4,989 5,005
Drive Auto Receivables Trust 2024-1
5.83%, 12/15/2026 522 522
GM Financial Automobile Leasing Trust 2023-3
4.82%, 01/20/2026 788 788
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.45%
GM Financial Automobile Leasing Trust 2024-1
5.18%, 06/22/2026 2,894 2,900
GM Financial Automobile Leasing Trust 2024-3
4.84%, 01/20/2027 6,735 6,744
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.47%
Mercedes-Benz Auto Lease Trust 2024-A
5.44%, 02/16/2027 4,389 4,408
Santander Drive Auto Receivables Trust 2022-7
5.75%, 04/15/2027 930 930
Santander Drive Auto Receivables Trust 2024-1
5.71%, 02/16/2027 683 684
Santander Drive Auto Receivables Trust 2024-2
5.80%, 09/15/2027 1,910 1,915
Santander Drive Auto Receivables Trust 2024-3
5.91%, 06/15/2027 3,422 3,433
Santander Drive Auto Receivables Trust 2024-4
5.41%, 07/15/2027 6,516 6,533
Santander Drive Auto Receivables Trust 2025-1
4.76%, 08/16/2027 4,230 4,230
SBNA Auto Lease Trust 2024-B
5.67%, 11/20/2026
(c)
4,294 4,311
SBNA Auto Receivables Trust 2024-A
5.70%, 03/15/2027
(c)
1,501 1,503
Tesla Electric Vehicle Trust 2023-1
5.54%, 12/21/2026
(c)
2,741 2,749
Toyota Auto Receivables 2023-C Owner Trust
5.60%, 08/17/2026 1,376 1,378
$ 73,763
Credit Card Asset Backed Securities - 8 .10%
American Express Credit Account Master Trust
3.39%, 05/15/2027 6,600 6,578
BA Credit Card Trust
3.53%, 11/15/2027 5,000 4,982
Barclays Dryrock Issuance Trust
3.07%, 02/15/2028 5,635 5,618
Capital One Multi-Asset Execution Trust
2.80%, 03/15/2027 7,100 7,086
3.49%, 05/15/2027 6,701 6,681
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Credit Card Asset Backed Securities (continued)
Citibank Credit Card Issuance Trust
5.23%, 12/08/2027 $ 4,250 $ 4,276
Discover Card Execution Note Trust
1.96%, 02/15/2027 4,000 3,995
3.32%, 05/15/2027 5,931 5,911
3.56%, 07/15/2027 7,050 7,018
$ 52,145
Mortgage Backed Securities - 8 .27%
Citigroup Mortgage Loan Trust 2015-PS1
5.25%, 09/25/2042
(c),(d)
2,930 2,883
CSMC Trust 2015-1
3.89%, 01/25/2045
(c),(d)
2,357 2,238
Fannie Mae Interest Strip
3.50%, 12/25/2043
(d),(e)
1,297 175
Fannie Mae REMICS
1.53%, 09/25/2046
(e)
10,430 1,020
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 10/25/2049
(e)
10,985 1,195
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.53%, 05/25/2050
(e)
12,320 1,291
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.89%
1.58%, 08/25/2049
(e)
17,473 1,704
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 09/25/2049
(e)
4,924 545
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 11/25/2049
(e)
8,186 823
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.60%, 06/25/2050
(e)
7,187 794
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.96%
1.68%, 09/25/2047
(e)
15,711 1,753
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.04%
1.81%, 06/25/2045
(e)
3,816 229
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 0.00%
2.23%, 12/25/2042
(e)
6,227 746
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.59%
2.50%, 02/25/2028
(e)
1,537 38
3.00%, 07/25/2032
(e)
2,795 167
3.00%, 10/25/2040
(e)
835 17
3.00%, 04/25/2042 461 452
3.00%, 05/25/2048 715 612
3.00%, 01/25/2051
(e)
11,029 1,824
3.50%, 02/25/2036
(e)
1,951 160
3.50%, 02/25/2043
(e)
583 10
3.50%, 02/25/2043 114 112
3.50%, 07/25/2043
(e)
2,909 190
3.50%, 08/25/2045 454 451
5.07%, 04/25/2027 1 1
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.71%
7.00%, 04/25/2032 227 234
Freddie Mac REMICS
1.58%, 09/25/2049
(e)
15,795 1,719
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 10/25/2049
(e)
12,612 1,286
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)
1.58%, 11/25/2049
(e)
$ 5,533 $ 540
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.58%, 03/25/2050
(e)
9,319 1,009
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.94%
1.63%, 08/25/2050
(e)
7,633 882
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 5.99%
3.00%, 04/15/2046 769 700
4.00%, 11/15/2042
(e)
1,150 160
6.50%, 08/15/2027 7 7
Ginnie Mae
1.69%, 03/20/2044
(e)
4,011 400
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.69%, 06/20/2046
(e)
1,852 201
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.69%, 08/20/2047
(e)
9,858 1,105
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 5.99%
1.79%, 10/20/2045
(e)
4,248 453
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.79%, 11/20/2047
(e)
3,059 366
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.09%
1.88%, 09/20/2050
(e)
6,885 911
(1.00) x 30 Day Average Secured Overnight
Financing Rate + 6.25%
1.89%, 08/20/2050
(e)
10,869 1,344
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.89%, 07/20/2051
(e)
7,790 989
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
1.89%, 08/20/2051
(e)
9,069 1,190
(1.00) x CME Term Secured Overnight
Financing Rate 1 Month + 6.19%
3.00%, 07/20/2050
(e)
6,187 990
3.00%, 11/20/2050
(e)
11,167 1,900
3.00%, 11/20/2050
(e)
17,187 2,689
3.00%, 12/20/2050
(e)
7,050 1,169
3.50%, 10/20/2049
(e)
10,399 1,970
4.00%, 04/20/2044
(e)
1,183 73
4.00%, 01/20/2046
(e)
1,005 46
JP Morgan Mortgage Trust 2016-4
3.50%, 10/25/2046
(c),(d)
579 518
New Residential Mortgage Loan Trust 2015-2
5.33%, 08/25/2055
(c),(d)
2,710 2,673
NRP Mortgage Trust 2013-1
3.28%, 07/25/2043
(c),(d)
1,760 1,313
Sequoia Mortgage Trust 2013-2
3.64%, 02/25/2043
(d)
780 756
Sequoia Mortgage Trust 2017-3
3.76%, 04/25/2047
(c),(d)
1,712 1,574
Sequoia Mortgage Trust 2017-5
3.50%, 08/25/2047
(c),(d)
182 161
Sequoia Mortgage Trust 2024-5
6.00%, 06/25/2054
(c),(d)
4,432 4,445
$ 53,203
Other Asset Backed Securities - 0 .81%
MMAF Equipment Finance LLC 2019-B
2.07%, 07/13/2026
(c)
1,279 1,271
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Verizon Master Trust
4.89%, 04/13/2028 $ 3,900 $ 3,902
$ 5,173
TOTAL BONDS $ 184,284
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 92 .75%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 4 .91%
3.00%, 04/01/2035 $ 652 $ 611
3.00%, 03/01/2037 1,460 1,350
3.00%, 05/01/2043 968 855
3.00%, 07/01/2045 2,417 2,122
3.00%, 10/01/2046 3,613 3,173
3.50%, 11/01/2026 179 177
3.50%, 02/01/2032 908 880
3.50%, 04/01/2032 878 850
3.50%, 04/01/2042 2,273 2,074
3.50%, 07/01/2042 2,827 2,580
3.50%, 08/01/2043 1,851 1,686
3.50%, 02/01/2044 1,951 1,761
3.50%, 11/01/2046 1,683 1,520
4.00%, 12/01/2041 1,618 1,526
4.00%, 07/01/2042 1,346 1,266
4.00%, 09/15/2042 464 443
4.00%, 10/01/2045 2,877 2,699
4.50%, 04/01/2041 1,659 1,612
5.00%, 10/01/2025 2 2
5.00%, 12/01/2032 7 7
5.00%, 02/01/2033 94 95
5.00%, 01/01/2034 1,040 1,038
5.00%, 05/01/2034 20 20
5.00%, 07/01/2035 10 10
5.00%, 10/01/2035 2 2
5.00%, 11/01/2035 98 97
5.00%, 07/01/2044 863 859
5.00%, 03/01/2048 1,631 1,610
5.50%, 05/01/2033 1 1
5.50%, 10/01/2033 4 4
5.50%, 12/01/2033 84 85
5.50%, 07/01/2037 5 5
5.50%, 04/01/2038 2 2
5.50%, 05/01/2038 9 10
6.00%, 06/01/2028 1 1
6.00%, 05/01/2031 21 21
6.00%, 10/01/2031 1 1
6.00%, 02/01/2032 5 5
6.00%, 11/01/2033 116 118
6.00%, 09/01/2034 18 18
6.00%, 02/01/2035 9 10
6.00%, 10/01/2036 13 14
6.00%, 03/01/2037 35 36
6.00%, 05/01/2037 52 54
6.00%, 03/01/2038 19 19
6.00%, 04/01/2038 28 29
6.00%, 07/01/2038 50 52
6.00%, 10/01/2038 27 27
6.50%, 03/01/2029 6 7
6.50%, 04/01/2031 20 20
6.50%, 10/01/2031 14 15
6.50%, 02/01/2032 2 2
6.50%, 04/01/2032 2 2
7.00%, 01/01/2028 25 26
7.00%, 06/01/2029 14 15
7.00%, 04/01/2031 11 12
7.00%, 10/01/2031 19 19
7.00%, 04/01/2032 40 42
7.50%, 12/01/2030 2 2
7.50%, 02/01/2031 2 2

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.50%, 07/01/2029 $ 38 $ 38
$ 31,639
Federal National Mortgage Association (FNMA) - 0 .08%
5.50%, 05/01/2033 32 32
6.00%, 01/01/2032 27 27
6.00%, 04/01/2033 53 53
6.00%, 09/01/2034 124 124
6.30%, 12/01/2033 11 11
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.70%
6.50%, 06/01/2031 20 21
6.50%, 11/01/2032 134 135
6.50%, 11/01/2032 49 50
7.00%, 08/01/2028 9 9
7.00%, 12/01/2028 14 14
7.00%, 07/01/2029 10 10
7.00%, 07/01/2032 9 9
7.50%, 02/01/2030 2 3
$ 498
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 58 .97%
2.00%, 11/01/2051 3,718 2,909
2.00%, 11/01/2051 9,570 7,573
2.00%, 12/01/2051 16,256 12,877
2.00%, 12/01/2051 12,225 9,622
2.00%, 01/01/2052 13,782 10,878
2.00%, 01/01/2052 10,963 8,704
2.00%, 02/01/2052 10,496 8,414
2.00%, 02/01/2052 13,008 10,293
2.00%, 03/01/2052 11,720 9,176
2.50%, 02/01/2051 7,263 6,051
2.50%, 07/01/2051 10,860 8,981
2.50%, 10/01/2051 11,278 9,231
2.50%, 11/01/2051 5,383 4,465
2.50%, 12/01/2051 12,096 10,138
2.50%, 01/01/2052 11,666 9,713
2.50%, 02/01/2052 11,289 9,335
3.00%, 08/01/2031 1,985 1,905
3.00%, 10/01/2036 2,245 2,072
3.00%, 01/01/2043 2,253 1,989
3.00%, 01/01/2046 2,265 1,986
3.00%, 07/01/2046 2,540 2,210
3.00%, 10/01/2046 2,951 2,571
3.00%, 12/01/2046 3,143 2,734
3.00%, 07/01/2050 5,040 4,342
3.00%, 08/01/2050 4,003 3,448
3.00%, 09/01/2050 6,528 5,633
3.00%, 03/01/2052 3,480 3,006
3.50%, 08/01/2031 1,107 1,076
3.50%, 06/01/2039 1,133 1,059
3.50%, 06/01/2042 911 830
3.50%, 11/01/2042 1,737 1,584
3.50%, 02/01/2043 835 764
3.50%, 05/01/2043 1,219 1,116
3.50%, 03/01/2045 1,828 1,665
3.50%, 09/01/2045 1,799 1,632
3.50%, 11/01/2048 5,881 5,366
3.50%, 12/01/2049 946 856
4.00%, 01/01/2034 347 339
4.00%, 10/01/2037 1,429 1,379
4.00%, 09/01/2040 767 723
4.00%, 02/01/2042 737 694
4.00%, 03/01/2043 1,067 1,004
4.00%, 08/01/2044 1,423 1,335
4.00%, 11/01/2044 1,155 1,084
4.00%, 07/01/2045 1,880 1,764
4.00%, 08/01/2045 2,047 1,920
4.00%, 08/01/2046 3,352 3,113
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
4.00%, 07/01/2047 $ 3,094 $ 2,893
4.00%, 02/01/2048 2,672 2,489
4.00%, 07/01/2052 2,566 2,349
4.50%, 09/01/2025 17 17
4.50%, 08/01/2039 951 923
4.50%, 10/01/2044 1,342 1,277
4.50%, 12/01/2044 2,761 2,656
4.50%, 05/01/2045 1,276 1,228
4.50%, 09/01/2045 1,669 1,605
4.50%, 10/01/2045 2,429 2,337
4.50%, 11/01/2045 3,402 3,270
4.50%, 06/01/2052 4,815 4,567
4.50%, 08/01/2052 4,815 4,553
4.50%, 01/01/2054 4,706 4,457
4.50%, 02/01/2055
(f)
3,240 3,049
5.00%, 01/01/2026 2 2
5.00%, 04/01/2035 55 55
5.00%, 05/01/2035 20 20
5.00%, 07/01/2035 7 7
5.00%, 02/01/2038 763 757
5.00%, 03/01/2038 447 445
5.00%, 02/01/2040 2,171 2,179
5.00%, 05/01/2040 854 850
5.00%, 07/01/2040 439 434
5.00%, 07/01/2041 2,294 2,281
5.00%, 02/01/2044 1,104 1,093
5.00%, 06/01/2044 970 965
5.00%, 05/01/2048 1,778 1,753
5.00%, 09/01/2052 4,313 4,197
5.00%, 11/01/2054 5,581 5,418
5.00%, 02/01/2055
(f)
21,900 21,146
5.50%, 06/01/2026 3 3
5.50%, 07/01/2033 166 167
5.50%, 12/01/2037 341 343
5.50%, 03/01/2038 67 67
5.50%, 07/01/2053 5,426 5,405
5.50%, 07/01/2053 5,619 5,657
5.50%, 11/01/2053 5,985 5,957
5.50%, 11/01/2053 6,176 6,158
5.50%, 05/01/2054 4,830 4,799
5.50%, 10/01/2054 7,815 7,775
5.50%, 02/01/2055
(f)
17,300 17,085
6.00%, 03/01/2029 8 8
6.00%, 11/01/2032 4 4
6.00%, 11/01/2037 9 9
6.00%, 02/01/2038 28 29
6.00%, 03/01/2038 24 25
6.00%, 04/01/2039 126 129
6.00%, 04/01/2054 5,038 5,133
6.00%, 06/01/2054 3,525 3,591
6.00%, 09/01/2054 3,544 3,601
6.00%, 02/01/2055
(f)
21,615 21,762
6.50%, 08/01/2028 4 4
6.50%, 03/01/2029 8 8
6.50%, 06/01/2031 39 41
6.50%, 12/01/2031 1 1
6.50%, 01/01/2032 19 20
6.50%, 04/01/2032 3 3
6.50%, 08/01/2032 23 24
6.50%, 02/01/2033 33 34
6.50%, 04/01/2036 1 1
6.50%, 08/01/2036 6 7
6.50%, 08/01/2036 14 14
6.50%, 10/01/2036 12 12
6.50%, 11/01/2036 6 6
6.50%, 07/01/2037 8 8
6.50%, 08/01/2037 108 113

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 08/01/2037 $ 11 $ 11
6.50%, 02/01/2038 10 10
6.50%, 02/01/2055
(f)
9,185 9,416
7.00%, 11/01/2031 25 26
7.00%, 03/01/2055
(f)
3,100 3,226
7.50%, 08/01/2032 3 3
$ 379,526
Government National Mortgage Association (GNMA) - 27 .16%
2.00%, 08/20/2050 3,638 2,919
2.00%, 02/20/2051 9,087 7,286
2.50%, 06/20/2050 14,482 12,166
3.00%, 11/15/2042 1,203 1,075
3.00%, 12/15/2042 1,491 1,332
3.00%, 02/15/2043 2,086 1,863
3.00%, 09/20/2046 2,832 2,463
3.00%, 02/20/2047 2,477 2,186
3.00%, 08/20/2047 1,452 1,281
3.00%, 11/15/2047 3,611 3,248
3.50%, 08/20/2042 1,511 1,362
3.50%, 05/15/2043 2,556 2,350
3.50%, 06/20/2043 1,837 1,657
3.50%, 08/15/2043 2,391 2,195
3.50%, 04/20/2045 1,259 1,138
3.50%, 02/20/2047 1,011 918
3.50%, 10/20/2047 1,628 1,478
3.50%, 11/20/2047 1,700 1,584
4.00%, 08/15/2041 1,050 991
4.00%, 09/15/2041 2,218 2,083
4.00%, 03/15/2044 1,440 1,360
4.00%, 01/20/2048 6,420 5,983
4.50%, 08/20/2048 1,317 1,263
4.50%, 09/20/2052 5,796 5,492
4.50%, 02/20/2055
(f)
4,760 4,501
5.00%, 10/15/2039 887 885
5.00%, 12/20/2052 8,019 7,816
5.00%, 04/20/2053 13,136 12,792
5.00%, 02/20/2055
(f)
23,100 22,447
5.50%, 07/20/2033 290 295
5.50%, 03/20/2034 318 326
5.50%, 05/20/2035 31 32
5.50%, 03/20/2053 6,441 6,416
5.50%, 08/20/2053 12,832 12,768
5.50%, 02/20/2055
(f)
20,000 19,856
6.00%, 04/20/2026 3 3
6.00%, 10/20/2028 1 1
6.00%, 02/20/2029 10 10
6.00%, 02/15/2033 5 5
6.00%, 07/20/2033 238 243
6.00%, 08/15/2038 25 25
6.00%, 02/20/2055
(f)
15,170 15,298
6.50%, 03/15/2026 1 1
6.50%, 10/20/2028 1 1
6.50%, 03/20/2031 13 14
6.50%, 04/20/2031 11 12
6.50%, 10/15/2031 4 4
6.50%, 07/15/2032 1 1
6.50%, 05/20/2034 173 178
6.50%, 02/20/2055
(f)
4,975 5,069
7.00%, 10/15/2027 3 3
7.00%, 04/15/2028 1 1
7.00%, 06/15/2028 29 29
7.00%, 12/15/2028 9 9
7.00%, 01/15/2029 16 16
7.00%, 03/15/2029 10 10
7.00%, 04/15/2029 32 33
7.00%, 05/15/2031 2 2
7.50%, 06/15/2027 1 1
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.50%, 08/15/2029 $ 5 $ 5
7.50%, 10/15/2029 8 8
8.00%, 12/15/2030 2 4
$ 174,793
U.S. Treasury Bill - 1 .63%
4.18%, 04/22/2025
(g)
9,560 9,474
4.22%, 03/06/2025
(g)
1,000 996
$ 10,470
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 596,926
Total Investments $ 782,812
Other Assets and Liabilities -  (21.64)% (139,250)
TOTAL NET ASSETS - 100.00% $ 643,562
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $36,882 or 5.73% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Rate shown is the discount rate of the original purchase.

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 3,266 $ 55,807 $ 57,471 $ 1,602
$ 3,266 $ 55,807 $ 57,471 $ 1,602
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 112 $ — $ — $ —
$ 112 $ — $ — $ —
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Short 190 $ 20,680 $ 99
US 2 Year Note; March 2025 Short 192 39,480 (21)
US 5 Year Note; March 2025 Short 433 46,067 143
US Long Bond; March 2025 Long 117 13,327 (296)
Total $ (75)
Amounts in thousands except contracts.

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2.54% Shares Held Value (000's)
Money Market Funds - 2.54%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
198,575 $ 199
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
12,626,126 12,626
$ 12,825
TOTAL INVESTMENT COMPANIES $ 12,825
COMMON STOCKS - 0.25% Shares Held Value (000's)
Distribution & Wholesale - 0.00%
ATD New Holdings Inc
(d),(e),(f)
101,514 $ —
Electric - 0.00%
Vistra Energy Corp - Rights
(d),(e)
164,087 —
Healthcare - Services - 0.07%
Sound Inpatient Physicians Inc - Class A
(d),(e)
3,870,585 202
Sound Inpatient Physicians Inc - Class A2
(d),(e)
173,273 173
$ 375
Mining - 0.18%
Arctic Canadian Diamond Co Ltd
(d),(e),(g)
5,247 567
Burgundy Diamond Mines Ltd
(d)
9,531,558 335
$ 902
Oil & Gas - 0.00%
Sabine Oil & Gas Holdings Inc
(d),(e)
246 —
Telecommunications - 0.00%
Goodman Networks Inc
(d),(e)
15,207 —
TOTAL COMMON STOCKS $ 1,277
PREFERRED STOCKS - 0.00% Shares Held Value (000's)
Telecommunications - 0.00%
Goodman Networks Inc 0.00%
(d),(e)
18,092 $ —
TOTAL PREFERRED STOCKS $ —
BONDS - 90.95%
Principal
Amount (000's) Value (000's)
Advertising - 0.74%
Advantage Sales & Marketing Inc
6.50%, 11/15/2028
(h)
$ 240 $ 227
Clear Channel Outdoor Holdings Inc
5.13%, 08/15/2027
(h)
180 175
7.75%, 04/15/2028
(h)
282 261
7.88%, 04/01/2030
(h)
130 134
9.00%, 09/15/2028
(h)
121 127
CMG Media Corp
8.88%, 06/18/2029
(h)
102 82
Lamar Media Corp
3.63%, 01/15/2031 150 134
3.75%, 02/15/2028 140 133
4.00%, 02/15/2030 170 157
4.88%, 01/15/2029 85 83
Neptune Bidco US Inc
9.29%, 04/15/2029
(h)
320 273
Outfront Media Capital LLC / Outfront Media
Capital Corp
4.25%, 01/15/2029
(h)
7 7
4.63%, 03/15/2030
(h)
1,605 1,492
5.00%, 08/15/2027
(h)
60 59
7.38%, 02/15/2031
(h)
102 107
Stagwell Global LLC
5.63%, 08/15/2029
(h)
180 174
Summer BC Bidco B LLC
5.50%, 10/31/2026
(h)
110 111
$ 3,736
Aerospace & Defense - 2.48%
AAR Escrow Issuer LLC
6.75%, 03/15/2029
(h)
132 135
Bombardier Inc
6.00%, 02/15/2028
(h)
80 80
7.00%, 06/01/2032
(h)
79 80
7.13%, 06/15/2026
(h)
70 70
7.25%, 07/01/2031
(h)
86 89
7.45%, 05/01/2034
(h)
130 137
7.50%, 02/01/2029
(h)
90 94
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Aerospace & Defense (continued)
Bombardier Inc (continued)
8.75%, 11/15/2030
(h)
$ 63 $ 68
Goat Holdco LLC
6.75%, 02/01/2032
(h)
113 113
Moog Inc
4.25%, 12/15/2027
(h)
135 130
Spirit AeroSystems Inc
9.38%, 11/30/2029
(h)
110 118
9.75%, 11/15/2030
(h)
52 57
TransDigm Inc
4.63%, 01/15/2029 320 303
4.88%, 05/01/2029 123 117
5.50%, 11/15/2027 1,005 995
6.38%, 03/01/2029
(h)
6,700 6,767
6.63%, 03/01/2032
(h)
570 580
6.75%, 08/15/2028
(h)
400 407
6.88%, 12/15/2030
(h)
403 413
7.13%, 12/01/2031
(h)
1,690 1,745
$ 12,498
Agriculture - 0.41%
Darling Ingredients Inc
6.00%, 06/15/2030
(h)
1,950 1,940
Turning Point Brands Inc
5.63%, 02/15/2026
(h)
140 140
$ 2,080
Airlines - 0.43%
Air Canada 2020-1 Class C Pass Through Trust
10.50%, 07/15/2026
(h)
173 184
American Airlines Inc
7.25%, 02/15/2028
(h)
91 93
8.50%, 05/15/2029
(h)
110 116
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(h)
191 190
Avianca Midco 2 PLC
9.00%, 12/01/2028
(h)
130 129
JetBlue Airways Corp / JetBlue Loyalty LP
9.88%, 09/20/2031
(h)
320 338
OneSky Flight LLC
8.88%, 12/15/2029
(h)
83 85
United Airlines 2016-2 Class A Pass Through Trust
3.10%, 04/07/2030 58 53
United Airlines Inc
4.38%, 04/15/2026
(h)
160 158
4.63%, 04/15/2029
(h)
70 67
VistaJet Malta Finance PLC / Vista Management
Holding Inc
6.38%, 02/01/2030
(h)
273 250
7.88%, 05/01/2027
(h)
20 20
9.50%, 06/01/2028
(h)
475 489
$ 2,172
Apparel - 0.14%
Champ Acquisition Corp
8.38%, 12/01/2031
(h)
44 46
Hanesbrands Inc
4.88%, 05/15/2026
(h)
141 140
Kontoor Brands Inc
4.13%, 11/15/2029
(h)
159 148
S&S Holdings LLC
8.38%, 10/01/2031
(h)
110 110
Under Armour Inc
3.25%, 06/15/2026 134 130
VF Corp
2.95%, 04/23/2030 100 87
6.00%, 10/15/2033 50 49
$ 710

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Manufacturers - 0.23%
Allison Transmission Inc
3.75%, 01/30/2031
(h)
$ 222 $ 198
4.75%, 10/01/2027
(h)
110 108
Aston Martin Capital Holdings Ltd
10.00%, 03/31/2029
(h)
155 154
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(h)
110 106
5.50%, 07/15/2029
(h)
134 132
5.88%, 01/15/2028
(h)
102 102
JB Poindexter & Co Inc
8.75%, 12/15/2031
(h)
80 85
PM General Purchaser LLC
9.50%, 10/01/2028
(h)
152 151
Wabash National Corp
4.50%, 10/15/2028
(h)
155 143
$ 1,179
Automobile Parts & Equipment - 0.92%
Adient Global Holdings Ltd
4.88%, 08/15/2026
(h)
116 116
7.00%, 04/15/2028
(h)
90 91
8.25%, 04/15/2031
(h)
90 93
American Axle & Manufacturing Inc
6.50%, 04/01/2027 87 87
6.88%, 07/01/2028 70 70
Clarios Global LP / Clarios US Finance Co
6.25%, 05/15/2026
(h)
67 67
6.75%, 05/15/2028
(h)
1,126 1,147
8.50%, 05/15/2027
(h)
301 302
Cooper-Standard Automotive Inc
5.63%, 05/15/2027
(h),(i)
70 60
Dana Inc
4.25%, 09/01/2030 20 19
4.50%, 02/15/2032 20 19
5.38%, 11/15/2027 20 20
5.63%, 06/15/2028 8 8
Dornoch Debt Merger Sub Inc
6.63%, 10/15/2029
(h)
67 55
Garrett Motion Holdings Inc / Garrett LX I Sarl
7.75%, 05/31/2032
(h)
130 132
Goodyear Tire & Rubber Co/The
4.88%, 03/15/2027 100 98
5.00%, 07/15/2029 140 131
5.25%, 04/30/2031 17 16
5.25%, 07/15/2031 90 82
IHO Verwaltungs GmbH
7.75%, PIK 0.00%; 11/15/2030
(h),(i),(j)
100 100
8.00%, PIK 8.50%; 11/15/2032
(h),(i),(j)
1,465 1,463
Phinia Inc
6.75%, 04/15/2029
(h)
54 55
Real Hero Merger Sub 2 Inc
6.25%, 02/01/2029
(h)
120 104
Tenneco Inc
8.00%, 11/17/2028
(h)
210 200
ZF North America Capital Inc
6.75%, 04/23/2030
(h)
50 49
6.88%, 04/23/2032
(h)
40 39
$ 4,623
Banks - 0.33%
Banc of California
3.25%, 05/01/2031
(k)
140 132
CME Term Secured Overnight Financing
Rate 3 Month + 2.52%
Dresdner Funding Trust I
8.15%, 06/30/2031
(h)
109 119
Freedom Mortgage Corp
6.63%, 01/15/2027
(h)
99 99
12.00%, 10/01/2028
(h)
201 219
12.25%, 10/01/2030
(h)
166 185
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Intesa Sanpaolo SpA
4.95%, 06/01/2042
(h),(k)
$ 10 $ 8
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.75%
Texas Capital Bancshares Inc
4.00%, 05/06/2031
(k)
161 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.15%
UniCredit SpA
5.46%, 06/30/2035
(h),(k)
159 155
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
5.86%, 06/19/2032
(h),(k)
52 52
USD Swap Rate NY 5 Year + 3.70%
Valley National Bancorp
3.00%, 06/15/2031
(k)
184 169
CME Term Secured Overnight Financing
Rate 3 Month + 2.36%
6.25%, 09/30/2032
(k)
140 127
CME Term Secured Overnight Financing
Rate 3 Month + 2.78%
Western Alliance Bancorp
3.00%, 06/15/2031
(k)
250 238
CME Term Secured Overnight Financing
Rate 3 Month + 2.25%
$ 1,658
Beverages - 0.03%
Triton Water Holdings Inc
6.25%, 04/01/2029
(h)
140 139
Biotechnology - 0.02%
Emergent BioSolutions Inc
3.88%, 08/15/2028
(h)
111 94
Building Materials - 1.01%
ACProducts Holdings Inc
6.38%, 05/15/2029
(h)
102 65
Boise Cascade Co
4.88%, 07/01/2030
(h)
130 123
Builders FirstSource Inc
4.25%, 02/01/2032
(h)
110 99
5.00%, 03/01/2030
(h)
64 61
6.38%, 06/15/2032
(h)
108 109
6.38%, 03/01/2034
(h)
103 104
Camelot Return Merger Sub Inc
8.75%, 08/01/2028
(h)
110 108
Cornerstone Building Brands Inc
6.13%, 01/15/2029
(h)
60 49
9.50%, 08/15/2029
(h)
190 190
CP Atlas Buyer Inc
7.00%, 12/01/2028
(h)
100 89
Eco Material Technologies Inc
7.88%, 01/31/2027
(h)
1,000 1,017
EMRLD Borrower LP / Emerald Co-Issuer Inc
6.63%, 12/15/2030
(h)
407 412
6.75%, 07/15/2031
(h)
119 121
Griffon Corp
5.75%, 03/01/2028 296 293
JELD-WEN Inc
4.88%, 12/15/2027
(h)
40 39
7.00%, 09/01/2032
(h)
100 95
Knife River Corp
7.75%, 05/01/2031
(h)
175 183
Masterbrand Inc
7.00%, 07/15/2032
(h)
65 66
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(h)
85 86
Oscar AcquisitionCo LLC / Oscar Finance Inc
9.50%, 04/15/2030
(h)
100 97

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(h)
$ 317 $ 314
8.88%, 11/15/2031
(h)
257 274
Standard Industries Inc/NY
3.38%, 01/15/2031
(h)
80 70
4.38%, 07/15/2030
(h)
253 235
4.75%, 01/15/2028
(h)
128 125
5.00%, 02/15/2027
(h)
150 148
Summit Materials LLC / Summit Materials Finance
Corp
5.25%, 01/15/2029
(h)
175 177
6.50%, 03/15/2027
(h)
41 41
7.25%, 01/15/2031
(h)
179 193
Wilsonart LLC
11.00%, 08/15/2032
(h)
90 90
$ 5,073
Chemicals - 0.96%
Avient Corp
7.13%, 08/01/2030
(h)
112 115
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031
(h)
188 196
Axalta Coating Systems LLC
3.38%, 02/15/2029
(h)
150 138
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV
4.75%, 06/15/2027
(h)
90 88
Cerdia Finanz GmbH
9.38%, 10/03/2031
(h)
150 157
Chemours Co/The
4.63%, 11/15/2029
(h)
25 22
5.38%, 05/15/2027 120 118
5.75%, 11/15/2028
(h)
151 143
8.00%, 01/15/2033
(h)
124 123
Consolidated Energy Finance SA
5.63%, 10/15/2028
(h)
50 45
12.00%, 02/15/2031
(h)
176 181
CVR Partners LP / CVR Nitrogen Finance Corp
6.13%, 06/15/2028
(h)
60 59
Element Solutions Inc
3.88%, 09/01/2028
(h)
135 129
GPD Cos Inc
10.13%, 04/01/2026
(h)
39 38
HB Fuller Co
4.00%, 02/15/2027 80 77
Herens Holdco Sarl
4.75%, 05/15/2028
(h)
143 131
Illuminate Buyer LLC / Illuminate Holdings IV Inc
9.00%, 07/01/2028
(h)
51 51
INEOS Finance PLC
6.75%, 05/15/2028
(h)
225 227
7.50%, 04/15/2029
(h)
190 194
INEOS Quattro Finance 2 Plc
9.63%, 03/15/2029
(h)
225 236
Ingevity Corp
3.88%, 11/01/2028
(h)
112 104
Innophos Holdings Inc
11.50%, 06/15/2029
(h)
118 126
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(h),(i),(j)
41 36
Mativ Holdings Inc
8.00%, 10/01/2029
(h)
30 29
Methanex US Operations Inc
6.25%, 03/15/2032
(h)
67 67
Minerals Technologies Inc
5.00%, 07/01/2028
(h)
103 100
Nufarm Australia Ltd / Nufarm Americas Inc
5.00%, 01/27/2030
(h)
81 75
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Chemicals (continued)
OCI NV
6.70%, 03/16/2033
(h)
$ 60 $ 62
Olympus Water US Holding Corp
4.25%, 10/01/2028
(h)
90 85
6.25%, 10/01/2029
(h)
50 48
7.13%, 10/01/2027
(h)
49 50
7.25%, 06/15/2031
(h)
115 117
9.75%, 11/15/2028
(h)
309 327
SCIH Salt Holdings Inc
4.88%, 05/01/2028
(h)
209 203
6.63%, 05/01/2029
(h)
129 125
SCIL IV LLC / SCIL USA Holdings LLC
5.38%, 11/01/2026
(h)
263 261
SK Invictus Intermediate II Sarl
5.00%, 10/30/2029
(h)
10 9
SNF Group SACA
3.13%, 03/15/2027
(h)
20 19
Tronox Inc
4.63%, 03/15/2029
(h)
103 93
Vibrantz Technologies Inc
9.00%, 02/15/2030
(h)
70 64
WR Grace Holdings LLC
4.88%, 06/15/2027
(h)
155 152
5.63%, 08/15/2029
(h)
150 140
7.38%, 03/01/2031
(h)
100 103
$ 4,863
Coal - 0.26%
Alliance Resource Operating Partners LP / Alliance
Resource Finance Corp
8.63%, 06/15/2029
(h)
197 208
Conuma Resources Ltd
13.13%, 05/01/2028
(h)
83 85
Coronado Finance Pty Ltd
9.25%, 10/01/2029
(h)
60 61
SunCoke Energy Inc
4.88%, 06/30/2029
(h)
941 868
Warrior Met Coal Inc
7.88%, 12/01/2028
(h)
78 80
$ 1,302
Commercial Services - 5.53%
ADT Security Corp/The
4.13%, 08/01/2029
(h)
85 80
Adtalem Global Education Inc
5.50%, 03/01/2028
(h)
200 197
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(h)
150 150
Albion Financing 2 Sarl
8.75%, 04/15/2027
(h)
133 136
Allied Universal Holdco LLC
7.88%, 02/15/2031
(h)
370 379
Allied Universal Holdco LLC / Allied Universal
Finance Corp
9.75%, 07/15/2027
(h)
177 178
Allied Universal Holdco LLC/Allied Universal
Finance Corp/Atlas Luxco 4 Sarl
4.63%, 06/01/2028
(h)
235 224
4.63%, 06/01/2028
(h)
163 155
Alta Equipment Group Inc
9.00%, 06/01/2029
(h)
40 39
AMN Healthcare Inc
4.63%, 10/01/2027
(h)
4,220 4,088
Avis Budget Car Rental LLC / Avis Budget Finance
Inc
4.75%, 04/01/2028
(h)
70 66
5.75%, 07/15/2027
(h)
126 124
5.75%, 07/15/2027
(h)
143 141
8.25%, 01/15/2030
(h)
60 62

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Belron UK Finance PLC
5.75%, 10/15/2029
(h)
$ 6,230 $ 6,174
Block Inc
6.50%, 05/15/2032
(h)
130 133
Boost Newco Borrower LLC
7.50%, 01/15/2031
(h)
551 577
Brink's Co/The
4.63%, 10/15/2027
(h)
26 25
6.75%, 06/15/2032
(h)
63 64
Champions Financing Inc
8.75%, 02/15/2029
(h)
325 310
Cimpress PLC
7.38%, 09/15/2032
(h)
200 199
CoreCivic Inc
4.75%, 10/15/2027 153 149
8.25%, 04/15/2029 100 106
CPI CG Inc
10.00%, 07/15/2029
(h)
30 32
Dcli Bidco LLC
7.75%, 11/15/2029
(h)
110 113
Deluxe Corp
8.00%, 06/01/2029
(h)
125 122
8.13%, 09/15/2029
(h)
87 89
EquipmentShare.com Inc
8.63%, 05/15/2032
(h)
720 768
9.00%, 05/15/2028
(h)
125 132
Garda World Security Corp
4.63%, 02/15/2027
(h)
107 105
7.75%, 02/15/2028
(h)
27 28
8.25%, 08/01/2032
(h)
150 154
8.38%, 11/15/2032
(h)
200 207
GEO Group Inc/The
8.63%, 04/15/2029 195 206
10.25%, 04/15/2031 140 153
Herc Holdings Inc
5.50%, 07/15/2027
(h)
200 199
6.63%, 06/15/2029
(h)
115 118
Hertz Corp/The
4.63%, 12/01/2026
(h)
76 68
5.00%, 12/01/2029
(h)
106 76
12.63%, 07/15/2029
(h)
100 108
Korn Ferry
4.63%, 12/15/2027
(h)
100 97
Mavis Tire Express Services Topco Corp
6.50%, 05/15/2029
(h)
20 19
Mobius Merger Sub Inc
9.00%, 06/01/2030
(h)
110 107
NESCO Holdings II Inc
5.50%, 04/15/2029
(h)
51 48
Prime Security Services Borrower LLC / Prime
Finance Inc
3.38%, 08/31/2027
(h)
284 268
5.75%, 04/15/2026
(h)
260 261
6.25%, 01/15/2028
(h)
170 170
PROG Holdings Inc
6.00%, 11/15/2029
(h)
1,044 1,010
Raven Acquisition Holdings LLC
6.88%, 11/15/2031
(h)
200 200
RR Donnelley & Sons Co
9.50%, 08/01/2029
(h)
310 319
10.88%, 08/01/2029
(h)
180 185
RRD Intermediate Holdings Inc
11.00%, PIK 0.00%; 12/01/2030
(h),(i),(j)
54 50
RRD Parent Inc
10.00%, PIK 10.00%; 10/15/2031
(h),(i),(j)
205 362
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Service Corp International/US
3.38%, 08/15/2030 $ 200 $ 178
4.00%, 05/15/2031 100 90
4.63%, 12/15/2027 41 40
5.13%, 06/01/2029 100 98
5.75%, 10/15/2032 10 10
7.50%, 04/01/2027 140 144
Shift4 Payments LLC / Shift4 Payments Finance
Sub Inc
4.63%, 11/01/2026
(h)
162 160
6.75%, 08/15/2032
(h)
475 488
Signal Parent Inc
6.13%, 04/01/2029
(h)
40 26
Sotheby's
7.38%, 10/15/2027
(h)
1,341 1,319
Sotheby's/Bidfair Holdings Inc
5.88%, 06/01/2029
(h)
80 74
StoneMor Inc
8.50%, 05/15/2029
(h)
120 110
TriNet Group Inc
3.50%, 03/01/2029
(h)
35 32
7.13%, 08/15/2031
(h)
125 128
United Rentals North America Inc
3.88%, 11/15/2027 122 118
3.88%, 02/15/2031 120 109
4.00%, 07/15/2030 164 152
4.88%, 01/15/2028 211 208
5.25%, 01/15/2030 180 178
5.50%, 05/15/2027 130 130
6.13%, 03/15/2034
(h)
171 171
Upbound Group Inc
6.38%, 02/15/2029
(h)
2,147 2,103
Valvoline Inc
3.63%, 06/15/2031
(h)
80 69
Veritiv Operating Co
10.50%, 11/30/2030
(h)
98 107
Vortex Opco LLC
8.00%, 04/30/2030
(h)
40 14
VT Topco Inc
8.50%, 08/15/2030
(h)
884 937
Wand NewCo 3 Inc
7.63%, 01/30/2032
(h)
665 689
Williams Scotsman Inc
6.63%, 06/15/2029
(h)
78 80
WW International Inc
4.50%, 04/15/2029
(h)
50 10
ZipRecruiter Inc
5.00%, 01/15/2030
(h)
375 342
$ 27,844
Computers - 1.30%
Ahead DB Holdings LLC
6.63%, 05/01/2028
(h)
38 38
ASGN Inc
4.63%, 05/15/2028
(h)
661 636
Conduent Business Services LLC / Conduent State
& Local Solutions Inc
6.00%, 11/01/2029
(h)
200 192
Crane NXT Co
4.20%, 03/15/2048 140 90
Diebold Nixdorf Inc
7.75%, 03/31/2030
(h)
157 163
Fortress Intermediate 3 Inc
7.50%, 06/01/2031
(h)
2,425 2,500
Insight Enterprises Inc
6.63%, 05/15/2032
(h)
114 116
KBR Inc
4.75%, 09/30/2028
(h)
220 209

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Computers (continued)
McAfee Corp
7.38%, 02/15/2030
(h)
$ 210 $ 207
NCR Atleos Corp
9.50%, 04/01/2029
(h)
250 272
NCR Voyix Corp
5.00%, 10/01/2028
(h)
60 58
Science Applications International Corp
4.88%, 04/01/2028
(h)
88 85
Seagate HDD Cayman
4.88%, 06/01/2027 100 98
8.50%, 07/15/2031 180 193
9.63%, 12/01/2032 250 284
Unisys Corp
6.88%, 11/01/2027
(h)
100 99
Vericast Corp
12.50%, 12/15/2027
(h)
800 852
Western Digital Corp
4.75%, 02/15/2026 438 435
$ 6,527
Consumer Products - 0.03%
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(h)
148 141
10.75%, 06/30/2032
(h)
40 35
$ 176
Cosmetics & Personal Care - 0.14%
Edgewell Personal Care Co
4.13%, 04/01/2029
(h)
50 47
5.50%, 06/01/2028
(h)
160 158
High Ridge Brands - Escrow
0.00%, 03/15/2025
(d),(e),(g)
4,938 —
Oriflame Investment Holding PLC
5.13%, 05/04/2026
(h)
85 9
Perrigo Finance Unlimited Co
4.90%, 06/15/2030 100 94
6.13%, 09/30/2032 150 147
Prestige Brands Inc
3.75%, 04/01/2031
(h)
100 89
5.13%, 01/15/2028
(h)
152 150
$ 694
Distribution & Wholesale - 0.27%
American Builders & Contractors Supply Co Inc
4.00%, 01/15/2028
(h)
10 10
BCPE Empire Holdings Inc
7.63%, 05/01/2027
(h)
110 110
Dealer Tire LLC / DT Issuer LLC
8.00%, 02/01/2028
(h)
49 49
H&E Equipment Services Inc
3.88%, 12/15/2028
(h)
170 170
Resideo Funding Inc
4.00%, 09/01/2029
(h)
80 73
Ritchie Bros Holdings Inc
6.75%, 03/15/2028
(h)
87 89
7.75%, 03/15/2031
(h)
618 651
Velocity Vehicle Group LLC
8.00%, 06/01/2029
(h)
47 49
Windsor Holdings III LLC
8.50%, 06/15/2030
(h)
139 147
$ 1,348
Diversified Financial Services - 7.71%
AG TTMT Escrow Issuer LLC
8.63%, 09/30/2027
(h)
98 102
Ally Financial Inc
6.65%, 01/17/2040
(k)
77 76
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.45%
6.70%, 02/14/2033 445 458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Aretec Group Inc
7.50%, 04/01/2029
(h)
$ 60 $ 60
10.00%, 08/15/2030
(h)
150 165
Armor Holdco Inc
8.50%, 11/15/2029
(h)
100 101
Azorra Finance Ltd
7.75%, 04/15/2030
(h)
1,600 1,619
Bread Financial Holdings Inc
9.75%, 03/15/2029
(h)
1,474 1,590
Burford Capital Global Finance LLC
6.25%, 04/15/2028
(h)
202 201
6.88%, 04/15/2030
(h)
167 168
9.25%, 07/01/2031
(h)
1,530 1,639
Cobra AcquisitionCo LLC
6.38%, 11/01/2029
(h)
90 79
Coinbase Global Inc
3.38%, 10/01/2028
(h)
150 136
3.63%, 10/01/2031
(h)
70 61
Credit Acceptance Corp
9.25%, 12/15/2028
(h)
1,143 1,218
Encore Capital Group Inc
8.50%, 05/15/2030
(h)
172 182
9.25%, 04/01/2029
(h)
145 155
Enova International Inc
9.13%, 08/01/2029
(h)
140 147
11.25%, 12/15/2028
(h)
160 174
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029
(h)
305 318
GGAM Finance Ltd
5.88%, 03/15/2030
(h)
40 40
6.88%, 04/15/2029
(h)
39 40
8.00%, 02/15/2027
(h)
158 163
8.00%, 06/15/2028
(h)
47 50
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(h)
90 92
goeasy Ltd
6.88%, 05/15/2030
(h)
100 102
7.63%, 07/01/2029
(h)
140 145
9.25%, 12/01/2028
(h)
216 231
Hightower Holding LLC
6.75%, 04/15/2029
(h)
38 37
Jane Street Group / JSG Finance Inc
4.50%, 11/15/2029
(h)
20 19
6.13%, 11/01/2032
(h)
190 189
7.13%, 04/30/2031
(h)
176 182
Jefferies Finance LLC / JFIN Co-Issuer Corp
5.00%, 08/15/2028
(h)
310 294
Jefferson Capital Holdings LLC
6.00%, 08/15/2026
(h)
120 120
9.50%, 02/15/2029
(h)
193 206
LD Holdings Group LLC
6.13%, 04/01/2028
(h)
132 115
8.75%, 11/01/2027
(h)
60 58
Midcap Financial Issuer Trust
5.63%, 01/15/2030
(h)
8,580 8,000
6.50%, 05/01/2028
(h)
270 266
Nationstar Mortgage Holdings Inc
5.13%, 12/15/2030
(h)
20 19
5.50%, 08/15/2028
(h)
220 216
5.75%, 11/15/2031
(h)
33 32
6.00%, 01/15/2027
(h)
130 130
6.50%, 08/01/2029
(h)
807 808
7.13%, 02/01/2032
(h)
913 941
Navient Corp
4.88%, 03/15/2028 60 57
5.00%, 03/15/2027 110 108
5.50%, 03/15/2029 85 81
5.63%, 08/01/2033 120 106

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
Navient Corp (continued)
6.75%, 06/15/2026 $ 110 $ 112
9.38%, 07/25/2030 89 97
11.50%, 03/15/2031 90 102
OneMain Finance Corp
3.50%, 01/15/2027 244 235
3.88%, 09/15/2028 150 140
4.00%, 09/15/2030 1,178 1,055
5.38%, 11/15/2029 20 19
6.63%, 01/15/2028 200 203
6.63%, 05/15/2029 144 146
7.50%, 05/15/2031 705 733
7.88%, 03/15/2030 3,081 3,241
9.00%, 01/15/2029 200 212
Oxford Finance LLC / Oxford Finance Co-Issuer
II Inc
6.38%, 02/01/2027
(h)
1,161 1,154
PennyMac Financial Services Inc
4.25%, 02/15/2029
(h)
216 202
5.75%, 09/15/2031
(h)
114 109
7.13%, 11/15/2030
(h)
152 156
7.88%, 12/15/2029
(h)
142 149
PHH Escrow Issuer LLC/PHH Corp
9.88%, 11/01/2029
(h)
103 101
Planet Financial Group LLC
10.50%, 12/15/2029
(h)
94 97
PRA Group Inc
5.00%, 10/01/2029
(h)
185 171
8.38%, 02/01/2028
(h)
175 180
8.88%, 01/31/2030
(h)
202 211
Provident Funding Associates LP / PFG Finance
Corp
9.75%, 09/15/2029
(h)
10 10
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer
Inc
2.88%, 10/15/2026
(h)
30 29
3.63%, 03/01/2029
(h)
70 64
3.88%, 03/01/2031
(h)
6,157 5,441
4.00%, 10/15/2033
(h)
1,100 930
StoneX Group Inc
7.88%, 03/01/2031
(h)
610 643
Synchrony Financial
7.25%, 02/02/2033 30 31
United Wholesale Mortgage LLC
5.50%, 04/15/2029
(h)
926 898
5.75%, 06/15/2027
(h)
190 189
UWM Holdings LLC
6.63%, 02/01/2030
(h)
126 126
VFH Parent LLC / Valor Co-Issuer Inc
7.50%, 06/15/2031
(h)
80 83
World Acceptance Corp
7.00%, 11/01/2026
(h)
90 90
$ 38,855
Electric - 0.87%
AES Corp/The
6.95%, 07/15/2055
(k)
78 76
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
7.60%, 01/15/2055
(k)
180 183
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.20%
Algonquin Power & Utilities Corp
4.75%, 01/18/2082
(k)
250 239
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.25%
Alpha Generation LLC
6.75%, 10/15/2032
(h)
60 61
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028
(h)
$ 30 $ 28
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(h)
80 79
Calpine Corp
4.50%, 02/15/2028
(h)
100 97
4.63%, 02/01/2029
(h)
26 25
5.00%, 02/01/2031
(h)
47 45
5.13%, 03/15/2028
(h)
262 257
Clearway Energy Operating LLC
4.75%, 03/15/2028
(h)
131 127
Edison International
7.88%, 06/15/2054
(k)
90 84
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.66%
8.13%, 06/15/2053
(k)
100 95
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.86%
EUSHI Finance Inc
7.63%, 12/15/2054
(k)
77 80
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.14%
Leeward Renewable Energy Operations LLC
4.25%, 07/01/2029
(h)
130 119
Lightning Power LLC
7.25%, 08/15/2032
(h)
485 501
NRG Energy Inc
3.63%, 02/15/2031
(h)
55 48
5.25%, 06/15/2029
(h)
20 19
5.75%, 01/15/2028 130 130
5.75%, 07/15/2029
(h)
121 119
6.00%, 02/01/2033
(h)
100 98
6.25%, 11/01/2034
(h)
110 108
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(h)
245 232
PG&E Corp
5.00%, 07/01/2028 154 148
5.25%, 07/01/2030 175 165
7.38%, 03/15/2055
(k)
228 221
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.88%
Pike Corp
5.50%, 09/01/2028
(h)
80 78
8.63%, 01/31/2031
(h)
17 18
Talen Energy Supply LLC
8.63%, 06/01/2030
(h)
130 139
Vistra Operations Co LLC
4.38%, 05/01/2029
(h)
162 154
5.63%, 02/15/2027
(h)
202 202
6.88%, 04/15/2032
(h)
149 153
7.75%, 10/15/2031
(h)
249 263
$ 4,391
Electrical Components & Equipment - 0.16%
Energizer Holdings Inc
4.75%, 06/15/2028
(h)
40 38
6.50%, 12/31/2027
(h)
78 79
EnerSys
4.38%, 12/15/2027
(h)
96 93
WESCO Distribution Inc
6.38%, 03/15/2029
(h)
90 92
6.63%, 03/15/2032
(h)
275 281
7.25%, 06/15/2028
(h)
200 204
$ 787
Electronics - 0.13%
Coherent Corp
5.00%, 12/15/2029
(h)
56 54

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electronics (continued)
Imola Merger Corp
4.75%, 05/15/2029
(h)
$ 367 $ 350
Sensata Technologies BV
4.00%, 04/15/2029
(h)
202 187
5.88%, 09/01/2030
(h)
60 59
$ 650
Energy - Alternate Sources - 0.11%
Sunnova Energy Corp
5.88%, 09/01/2026
(h)
133 108
11.75%, 10/01/2028
(h)
44 31
TerraForm Power Operating LLC
4.75%, 01/15/2030
(h)
240 222
5.00%, 01/31/2028
(h)
220 212
$ 573
Engineering & Construction - 0.32%
AECOM
5.13%, 03/15/2027 100 99
Arcosa Inc
4.38%, 04/15/2029
(h)
82 77
6.88%, 08/15/2032
(h)
180 185
Artera Services LLC
8.50%, 02/15/2031
(h)
50 49
ASG Finance Designated Activity Co
9.75%, 05/15/2029
(h)
190 192
Brand Industrial Services Inc
10.38%, 08/01/2030
(h)
230 237
Brundage-Bone Concrete Pumping Holdings Inc
6.00%, 02/01/2026
(h)
66 66
Dycom Industries Inc
4.50%, 04/15/2029
(h)
49 46
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(h)
186 181
7.50%, 04/15/2032
(h)
145 144
Great Lakes Dredge & Dock Corp
5.25%, 06/01/2029
(h)
85 79
Railworks Holdings LP / Railworks Rally Inc
8.25%, 11/15/2028
(h)
80 81
TopBuild Corp
3.63%, 03/15/2029
(h)
106 98
Tutor Perini Corp
11.88%, 04/30/2029
(h)
40 45
Weekley Homes LLC / Weekley Finance Corp
4.88%, 09/15/2028
(h)
31 30
$ 1,609
Entertainment - 5.09%
Affinity Interactive
6.88%, 12/15/2027
(h)
60 51
Allen Media LLC / Allen Media Co-Issuer Inc
10.50%, 02/15/2028
(h)
100 36
AMC Entertainment Holdings Inc
7.50%, 02/15/2029
(h)
150 127
10.00%, PIK 12.00%; 06/15/2026
(h),(i),(j)
100 100
Boyne USA Inc
4.75%, 05/15/2029
(h)
30 28
Caesars Entertainment Inc
4.63%, 10/15/2029
(h)
500 472
6.00%, 10/15/2032
(h)
10 10
6.50%, 02/15/2032
(h)
135 137
7.00%, 02/15/2030
(h)
7,311 7,536
8.13%, 07/01/2027
(h)
115 116
CCM Merger Inc
6.38%, 05/01/2026
(h)
9 9
Cedar Fair LP / Canada's Wonderland Company /
Magnum Management Corporation / Millennium
Operations LLC
6.50%, 10/01/2028 10 10
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Entertainment (continued)
Churchill Downs Inc
4.75%, 01/15/2028
(h)
$ 240 $ 234
5.75%, 04/01/2030
(h)
390 385
6.75%, 05/01/2031
(h)
210 214
Cinemark USA Inc
5.25%, 07/15/2028
(h)
110 108
7.00%, 08/01/2032
(h)
2,490 2,558
Empire Resorts Inc
7.75%, 11/01/2026
(h)
230 221
Everi Holdings Inc
5.00%, 07/15/2029
(h)
875 877
International Game Technology PLC
6.25%, 01/15/2027
(h)
118 120
Jacobs Entertainment Inc
6.75%, 02/15/2029
(h)
178 175
Light & Wonder International Inc
7.00%, 05/15/2028
(h)
154 155
7.25%, 11/15/2029
(h)
2,200 2,269
7.50%, 09/01/2031
(h)
205 214
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(h)
35 28
Live Nation Entertainment Inc
4.75%, 10/15/2027
(h)
6,192 6,069
6.50%, 05/15/2027
(h)
575 585
Merlin Entertainments Group US Holdings Inc
7.38%, 02/15/2031
(h)
100 97
Merlin Entertainments Ltd
5.75%, 06/15/2026
(h)
100 101
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026
(h)
469 467
13.25%, 12/15/2027
(h)
110 125
Odeon Finco PLC
12.75%, 11/01/2027
(h)
70 74
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp
5.63%, 09/01/2029
(h)
100 74
5.88%, 09/01/2031
(h)
90 61
Resorts World Las Vegas LLC / RWLV Capital Inc
4.63%, 04/16/2029 100 89
Scientific Games Holdings LP/Scientific Games US
FinCo Inc
6.63%, 03/01/2030
(h)
174 169
Six Flags Entertainment Corp/DE
5.50%, 04/15/2027
(h)
78 77
7.25%, 05/15/2031
(h)
155 160
Speedway Motorsports LLC / Speedway Funding
II Inc
4.88%, 11/01/2027
(h)
400 389
Vail Resorts Inc
6.50%, 05/15/2032
(h)
105 106
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
5.13%, 10/01/2029
(h)
104 101
7.13%, 02/15/2031
(h)
686 717
$ 25,651
Environmental Control - 2.33%
Clean Harbors Inc
4.88%, 07/15/2027
(h)
179 177
5.13%, 07/15/2029
(h)
126 122
6.38%, 02/01/2031
(h)
920 933
Enviri Corp
5.75%, 07/31/2027
(h)
43 42
GFL Environmental Inc
3.50%, 09/01/2028
(h)
97 91
4.00%, 08/01/2028
(h)
1,851 1,763
4.38%, 08/15/2029
(h)
775 732
4.75%, 06/15/2029
(h)
5,475 5,274
5.13%, 12/15/2026
(h)
154 153

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control (continued)
GFL Environmental Inc (continued)
6.75%, 01/15/2031
(h)
$ 208 $ 216
Madison IAQ LLC
5.88%, 06/30/2029
(h)
120 116
Reworld Holding Corp
4.88%, 12/01/2029
(h)
505 471
Waste Pro USA Inc
7.00%, 02/01/2033
(h)
1,475 1,491
Wrangler Holdco Corp
6.63%, 04/01/2032
(h)
135 138
$ 11,719
Food - 5.49%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.25%, 03/15/2026
(h)
200 196
3.50%, 03/15/2029
(h)
2,999 2,759
4.63%, 01/15/2027
(h)
300 295
4.88%, 02/15/2030
(h)
200 192
5.88%, 02/15/2028
(h)
200 200
6.50%, 02/15/2028
(h)
100 102
B&G Foods Inc
8.00%, 09/15/2028
(h)
60 62
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(h),(i),(j)
240 260
Chobani LLC / Chobani Finance Corp Inc
7.63%, 07/01/2029
(h)
1,064 1,111
Fiesta Purchaser Inc
7.88%, 03/01/2031
(h)
124 128
KeHE Distributors LLC / KeHE Finance Corp /
NextWave Distribution Inc
9.00%, 02/15/2029
(h)
191 198
Lamb Weston Holdings Inc
4.13%, 01/31/2030
(h)
190 176
4.38%, 01/31/2032
(h)
970 883
4.88%, 05/15/2028
(h)
100 98
Performance Food Group Inc
4.25%, 08/01/2029
(h)
6,341 5,962
5.50%, 10/15/2027
(h)
234 233
6.13%, 09/15/2032
(h)
290 291
Post Holdings Inc
4.50%, 09/15/2031
(h)
1,392 1,259
4.63%, 04/15/2030
(h)
6,860 6,381
5.50%, 12/15/2029
(h)
260 254
6.25%, 02/15/2032
(h)
170 170
6.38%, 03/01/2033
(h)
322 317
Simmons Foods Inc/Simmons Prepared Foods Inc/
Simmons Pet Food Inc/Simmons Feed
4.63%, 03/01/2029
(h)
70 65
TreeHouse Foods Inc
4.00%, 09/01/2028 130 119
United Natural Foods Inc
6.75%, 10/15/2028
(h)
23 23
US Foods Inc
4.63%, 06/01/2030
(h)
600 568
4.75%, 02/15/2029
(h)
130 126
5.75%, 04/15/2033
(h)
498 483
7.25%, 01/15/2032
(h)
4,460 4,629
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(h)
130 127
$ 27,667
Food Service - 0.21%
Aramark Services Inc
5.00%, 02/01/2028
(h)
863 846
TKC Holdings Inc
6.88%, 05/15/2028
(h)
53 53
10.50%, 05/15/2029
(h)
164 167
$ 1,066
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Forest Products & Paper - 0.09%
Domtar Corp
6.75%, 10/01/2028
(h)
$ 119 $ 110
Magnera Corp
4.75%, 11/15/2029
(h)
5 5
7.25%, 11/15/2031
(h)
240 236
Mercer International Inc
12.88%, 10/01/2028
(h)
95 103
$ 454
Gas - 0.11%
AmeriGas Partners LP / AmeriGas Finance Corp
5.75%, 05/20/2027 104 99
5.88%, 08/20/2026 126 125
9.38%, 06/01/2028
(h)
215 213
South Jersey Industries Inc
5.02%, 04/15/2031 150 126
$ 563
Hand & Machine Tools - 0.04%
Werner FinCo LP / Werner FinCo Inc
11.50%, 06/15/2028
(h)
169 186
Healthcare - Products - 1.07%
Avantor Funding Inc
3.88%, 11/01/2029
(h)
110 102
4.63%, 07/15/2028
(h)
190 184
Bausch + Lomb Corp
8.38%, 10/01/2028
(h)
260 272
Embecta Corp
6.75%, 02/15/2030
(h)
65 62
Hologic Inc
3.25%, 02/15/2029
(h)
150 138
4.63%, 02/01/2028
(h)
70 68
Medline Borrower LP
3.88%, 04/01/2029
(h)
560 523
5.25%, 10/01/2029
(h)
3,085 2,989
Medline Borrower LP/Medline Co-Issuer Inc
6.25%, 04/01/2029
(h)
280 284
Neogen Food Safety Corp
8.63%, 07/20/2030
(h)
375 401
Sotera Health Holdings LLC
7.38%, 06/01/2031
(h)
90 92
Teleflex Inc
4.25%, 06/01/2028
(h)
40 38
4.63%, 11/15/2027 100 98
Varex Imaging Corp
7.88%, 10/15/2027
(h)
160 166
$ 5,417
Healthcare - Services - 2.49%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(h)
609 579
5.50%, 07/01/2028
(h)
69 68
AHP Health Partners Inc
5.75%, 07/15/2029
(h)
96 92
Charles River Laboratories International Inc
4.25%, 05/01/2028
(h)
60 57
CHS/Community Health Systems Inc
4.75%, 02/15/2031
(h)
100 82
5.25%, 05/15/2030
(h)
150 128
5.63%, 03/15/2027
(h)
130 126
6.00%, 01/15/2029
(h)
75 68
6.13%, 04/01/2030
(h)
150 98
6.88%, 04/01/2028
(h)
70 50
6.88%, 04/15/2029
(h)
150 103
8.00%, 12/15/2027
(h)
130 129
10.88%, 01/15/2032
(h)
187 193
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(h)
200 207

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Healthcare - Services (continued)
DaVita Inc
3.75%, 02/15/2031
(h)
$ 2,334 $ 2,054
4.63%, 06/01/2030
(h)
1,184 1,101
6.88%, 09/01/2032
(h)
740 750
Encompass Health Corp
4.50%, 02/01/2028 277 270
4.63%, 04/01/2031 60 56
4.75%, 02/01/2030 184 177
Fortrea Holdings Inc
7.50%, 07/01/2030
(h)
90 90
HAH Group Holding Co LLC
9.75%, 10/01/2031
(h)
150 151
HealthEquity Inc
4.50%, 10/01/2029
(h)
100 94
Heartland Dental LLC / Heartland Dental Finance
Corp
10.50%, 04/30/2028
(h)
185 197
IQVIA Inc
5.00%, 10/15/2026
(h)
297 296
5.00%, 05/15/2027
(h)
220 218
Kedrion SpA
6.50%, 09/01/2029
(h)
190 181
LifePoint Health Inc
4.38%, 02/15/2027
(h)
140 140
5.38%, 01/15/2029
(h)
100 89
9.88%, 08/15/2030
(h)
440 469
10.00%, 06/01/2032
(h)
777 758
11.00%, 10/15/2030
(h)
415 459
ModivCare Inc
5.00%, 10/01/2029
(h)
50 21
Molina Healthcare Inc
4.38%, 06/15/2028
(h)
168 162
6.25%, 01/15/2033
(h)
162 161
Prime Healthcare Services Inc
9.38%, 09/01/2029
(h)
141 134
Radiology Partners Inc
0.00%, PIK 9.78%; 02/15/2030
(h),(i),(j)
160 151
Select Medical Corp
6.25%, 12/01/2032
(h)
70 69
Star Parent Inc
9.00%, 10/01/2030
(h)
150 158
Surgery Center Holdings Inc
7.25%, 04/15/2032
(h)
69 69
Tenet Healthcare Corp
4.38%, 01/15/2030 210 196
4.63%, 06/15/2028 70 68
5.13%, 11/01/2027 220 218
6.13%, 10/01/2028 895 895
6.13%, 06/15/2030 331 332
6.75%, 05/15/2031 160 164
Toledo Hospital/The
5.33%, 11/15/2028 200 196
$ 12,524
Holding Companies - Diversified - 0.13%
Benteler International AG
10.50%, 05/15/2028
(h)
216 230
Clue Opco LLC
9.50%, 10/15/2031
(h)
90 95
Stena International SA
7.25%, 01/15/2031
(h)
142 145
7.63%, 02/15/2031
(h)
170 176
$ 646
Home Builders - 0.94%
Adams Homes Inc
9.25%, 10/15/2028
(h)
199 208
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Home Builders (continued)
Ashton Woods USA LLC / Ashton Woods Finance
Co
4.63%, 08/01/2029
(h)
$ 49 $ 45
6.63%, 01/15/2028
(h)
85 85
Beazer Homes USA Inc
5.88%, 10/15/2027 90 89
7.25%, 10/15/2029 80 81
Brookfield Residential Properties Inc / Brookfield
Residential US LLC
4.88%, 02/15/2030
(h)
69 63
6.25%, 09/15/2027
(h)
244 243
Century Communities Inc
3.88%, 08/15/2029
(h)
200 182
6.75%, 06/01/2027 110 111
Dream Finders Homes Inc
8.25%, 08/15/2028
(h)
163 169
Empire Communities Corp
9.75%, 05/01/2029
(h)
190 198
Forestar Group Inc
3.85%, 05/15/2026
(h)
180 176
5.00%, 03/01/2028
(h)
173 168
Installed Building Products Inc
5.75%, 02/01/2028
(h)
128 126
K Hovnanian Enterprises Inc
11.75%, 09/30/2029
(h)
200 217
KB Home
6.88%, 06/15/2027 45 46
7.25%, 07/15/2030 45 47
Landsea Homes Corp
8.88%, 04/01/2029
(h)
172 172
LGI Homes Inc
4.00%, 07/15/2029
(h)
248 225
7.00%, 11/15/2032
(h)
67 67
8.75%, 12/15/2028
(h)
210 223
M/I Homes Inc
3.95%, 02/15/2030 10 9
4.95%, 02/01/2028 131 129
Mattamy Group Corp
4.63%, 03/01/2030
(h)
85 79
5.25%, 12/15/2027
(h)
168 165
New Home Co Inc/The
9.25%, 10/01/2029
(h)
100 102
Shea Homes LP / Shea Homes Funding Corp
4.75%, 02/15/2028 203 196
4.75%, 04/01/2029 50 48
STL Holding Co LLC
8.75%, 02/15/2029
(h)
180 192
Taylor Morrison Communities Inc
5.13%, 08/01/2030
(h)
11 11
5.75%, 01/15/2028
(h)
220 221
5.88%, 06/15/2027
(h)
110 111
Thor Industries Inc
4.00%, 10/15/2029
(h)
175 160
Tri Pointe Homes Inc
5.70%, 06/15/2028 238 238
Winnebago Industries Inc
6.25%, 07/15/2028
(h)
130 129
$ 4,731
Home Furnishings - 0.03%
Tempur Sealy International Inc
3.88%, 10/15/2031
(h)
100 88
4.00%, 04/15/2029
(h)
90 84
$ 172
Housewares - 0.85%
CD&R Smokey Buyer Inc / Radio Systems Corp
9.50%, 10/15/2029
(h)
180 179

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Housewares (continued)
Newell Brands Inc
6.38%, 09/15/2027 $ 50 $ 51
6.38%, 05/15/2030 119 121
6.63%, 09/15/2029 50 51
6.63%, 05/15/2032 54 55
6.87%, 04/01/2036 3,410 3,488
7.00%, 04/01/2046 158 152
Scotts Miracle-Gro Co/The
4.38%, 02/01/2032 20 18
4.50%, 10/15/2029 79 74
5.25%, 12/15/2026 70 70
SWF Holdings I Corp
6.50%, 10/01/2029
(h)
70 42
$ 4,301
Insurance - 4.34%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(h)
2,358 2,231
6.00%, 08/01/2029
(h)
136 131
7.50%, 11/06/2030
(h)
142 147
8.25%, 02/01/2029
(h)
1,352 1,404
Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer
4.25%, 10/15/2027
(h)
535 518
5.88%, 11/01/2029
(h)
179 172
6.50%, 10/01/2031
(h)
3,800 3,801
6.75%, 10/15/2027
(h)
200 199
6.75%, 04/15/2028
(h)
180 182
7.00%, 01/15/2031
(h)
300 305
7.38%, 10/01/2032
(h)
40 41
AmWINS Group Inc
4.88%, 06/30/2029
(h)
7,880 7,506
6.38%, 02/15/2029
(h)
10 10
APH Somerset Investor 2 LLC / APH2 Somerset
Investor 2 LLC / APH3 Somerset Inves
7.88%, 11/01/2029
(h)
160 161
Ardonagh Finco Ltd
7.75%, 02/15/2031
(h)
150 154
Ardonagh Group Finance Ltd
8.88%, 02/15/2032
(h)
1,527 1,581
AssuredPartners Inc
5.63%, 01/15/2029
(h)
280 283
Baldwin Insurance Group Holdings LLC / Baldwin
Insurance Group Holdings Finance
7.13%, 05/15/2031
(h)
110 112
BroadStreet Partners Inc
5.88%, 04/15/2029
(h)
109 107
Global Atlantic Fin Co
4.70%, 10/15/2051
(h),(k)
274 264
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.80%
7.95%, 10/15/2054
(h),(k)
100 105
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.61%
Howden UK Refinance PLC / Howden UK
Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031
(h)
456 466
8.13%, 02/15/2032
(h)
485 497
HUB International Ltd
7.25%, 06/15/2030
(h)
435 450
7.38%, 01/31/2032
(h)
300 308
Jones Deslauriers Insurance Management Inc
8.50%, 03/15/2030
(h)
30 32
10.50%, 12/15/2030
(h)
10 11
Liberty Mutual Group Inc
4.30%, 02/01/2061
(h)
100 63
Panther Escrow Issuer LLC
7.13%, 06/01/2031
(h)
427 437
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Ryan Specialty LLC
4.38%, 02/01/2030
(h)
$ 40 $ 38
USI Inc/NY
7.50%, 01/15/2032
(h)
150 157
$ 21,873
Internet - 0.95%
Acuris Finance US Inc / Acuris Finance SARL
5.00%, 05/01/2028
(h)
175 162
Arches Buyer Inc
4.25%, 06/01/2028
(h)
132 123
6.13%, 12/01/2028
(h)
102 92
Cablevision Lightpath LLC
3.88%, 09/15/2027
(h)
80 76
5.63%, 09/15/2028
(h)
769 720
Cars.com Inc
6.38%, 11/01/2028
(h)
92 92
Cogent Communications Group Inc / Cogent
Communications Finance Inc
7.00%, 06/15/2027
(h)
117 118
Cogent Communications Group LLC
7.00%, 06/15/2027
(h)
147 149
Gen Digital Inc
6.75%, 09/30/2027
(h)
216 220
7.13%, 09/30/2030
(h)
650 669
Getty Images Inc
9.75%, 03/01/2027
(h)
30 30
Go Daddy Operating Co LLC / GD Finance Co Inc
3.50%, 03/01/2029
(h)
57 53
5.25%, 12/01/2027
(h)
135 134
GrubHub Holdings Inc
5.50%, 07/01/2027
(h)
10 9
ION Trading Technologies Sarl
5.75%, 05/15/2028
(h)
207 195
Match Group Holdings II LLC
4.13%, 08/01/2030
(h)
137 124
4.63%, 06/01/2028
(h)
122 117
5.00%, 12/15/2027
(h)
110 108
5.63%, 02/15/2029
(h)
100 99
Millennium Escrow Corp
6.63%, 08/01/2026
(h)
116 90
Newfold Digital Holdings Group Inc
6.00%, 02/15/2029
(h)
50 27
11.75%, 10/15/2028
(h)
40 31
Rakuten Group Inc
5.13%, 04/22/2026
(h),(k),(l)
200 193
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.58%
6.25%, 04/22/2031
(h),(k),(l)
130 116
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.96%
8.13%, 12/15/2029
(h),(k),(l)
89 88
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.25%
9.75%, 04/15/2029
(h)
330 360
11.25%, 02/15/2027
(h)
400 437
Wayfair LLC
7.25%, 10/31/2029
(h)
50 51
Ziff Davis Inc
4.63%, 10/15/2030
(h)
122 112
$ 4,795
Investment Companies - 1.21%
Blue Owl Credit Income Corp
6.65%, 03/15/2031 3,325 3,405
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(h)
200 194

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Investment Companies (continued)
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 $ 659 $ 570
5.25%, 05/15/2027 320 310
9.00%, 06/15/2030 960 945
9.75%, 01/15/2029 468 480
10.00%, 11/15/2029
(h)
90 92
Prospect Capital Corp
3.36%, 11/15/2026 60 57
3.44%, 10/15/2028 42 37
$ 6,090
Iron & Steel - 1.98%
ATI Inc
4.88%, 10/01/2029 106 101
5.88%, 12/01/2027 95 95
Baffinland Iron Mines Corp / Baffinland Iron Mines
LP
8.75%, 07/15/2026
(h)
100 95
Big River Steel LLC / BRS Finance Corp
6.63%, 01/31/2029
(h)
152 153
Carpenter Technology Corp
6.38%, 07/15/2028 60 60
7.63%, 03/15/2030 85 88
Cleveland-Cliffs Inc
4.88%, 03/01/2031
(h)
60 54
6.75%, 04/15/2030
(h)
80 80
6.88%, 11/01/2029
(h)
60 60
7.00%, 03/15/2032
(h)
150 150
7.38%, 05/01/2033
(h)
130 129
Infrabuild Australia Pty Ltd
14.50%, 11/15/2028
(h)
135 136
Mineral Resources Ltd
8.00%, 11/01/2027
(h)
140 143
8.13%, 05/01/2027
(h)
200 201
8.50%, 05/01/2030
(h)
90 93
Specialty Steel
14.44%, 11/15/2026
(e),(g)
8,096 8,096
TMS International Corp/DE
6.25%, 04/15/2029
(h)
100 95
United States Steel Corp
6.88%, 03/01/2029 123 125
$ 9,954
Leisure Products & Services - 0.72%
Acushnet Co
7.38%, 10/15/2028
(h)
50 52
Amer Sports Co
6.75%, 02/16/2031
(h)
69 71
Carnival Corp
5.75%, 03/01/2027
(h)
280 281
6.00%, 05/01/2029
(h)
168 168
6.65%, 01/15/2028 30 31
10.50%, 06/01/2030
(h)
300 320
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(h)
269 286
Life Time Inc
6.00%, 11/15/2031
(h)
86 86
Lindblad Expeditions Holdings Inc
9.00%, 05/15/2028
(h)
10 11
Lindblad Expeditions LLC
6.75%, 02/15/2027
(h)
50 50
MajorDrive Holdings IV LLC
6.38%, 06/01/2029
(h)
113 96
NCL Corp Ltd
5.88%, 03/15/2026
(h)
47 47
5.88%, 02/15/2027
(h)
145 146
6.25%, 03/01/2030
(h)
80 80
7.75%, 02/15/2029
(h)
83 88
8.13%, 01/15/2029
(h)
123 131
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Leisure Products & Services (continued)
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(h)
$ 160 $ 160
5.50%, 08/31/2026
(h)
170 170
5.50%, 04/01/2028
(h)
240 241
6.00%, 02/01/2033
(h)
291 293
6.25%, 03/15/2032
(h)
220 224
7.50%, 10/15/2027 84 89
Sabre GLBL Inc
8.63%, 06/01/2027
(h)
137 138
10.75%, 11/15/2029
(h)
107 110
Viking Cruises Ltd
5.88%, 09/15/2027
(h)
181 181
VOC Escrow Ltd
5.00%, 02/15/2028
(h)
75 73
$ 3,623
Lodging - 1.40%
Boyd Gaming Corp
4.75%, 12/01/2027 350 343
4.75%, 06/15/2031
(h)
925 863
Full House Resorts Inc
8.25%, 02/15/2028
(h)
71 71
Genting New York LLC / GENNY Capital Inc
7.25%, 10/01/2029
(h)
30 31
Hilton Domestic Operating Co Inc
3.63%, 02/15/2032
(h)
250 220
3.75%, 05/01/2029
(h)
170 159
4.00%, 05/01/2031
(h)
265 242
4.88%, 01/15/2030 280 271
5.88%, 04/01/2029
(h)
195 196
6.13%, 04/01/2032
(h)
90 91
Hilton Worldwide Finance LLC / Hilton Worldwide
Finance Corp
4.88%, 04/01/2027 141 140
Melco Resorts Finance Ltd
5.25%, 04/26/2026 80 79
5.38%, 12/04/2029
(h)
230 212
5.63%, 07/17/2027 200 195
5.75%, 07/21/2028
(h)
270 258
7.63%, 04/17/2032
(h)
240 240
MGM China Holdings Ltd
5.88%, 05/15/2026
(h)
100 100
7.13%, 06/26/2031
(h)
83 85
MGM Resorts International
5.50%, 04/15/2027 54 54
6.50%, 04/15/2032 129 129
Station Casinos LLC
4.50%, 02/15/2028
(h)
100 96
4.63%, 12/01/2031
(h)
1,425 1,294
6.63%, 03/15/2032
(h)
118 119
Studio City Co Ltd
7.00%, 02/15/2027
(h)
90 91
Studio City Finance Ltd
5.00%, 01/15/2029
(h)
220 200
6.50%, 01/15/2028
(h)
140 137
Travel + Leisure Co
4.50%, 12/01/2029
(h)
50 47
4.63%, 03/01/2030
(h)
133 125
6.00%, 04/01/2027 173 174
6.63%, 07/31/2026
(h)
200 203
Wyndham Hotels & Resorts Inc
4.38%, 08/15/2028
(h)
114 109
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp
5.25%, 05/15/2027
(h)
205 204

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Lodging (continued)
Wynn Macau Ltd
5.13%, 12/15/2029
(h)
$ 73 $ 68
5.50%, 10/01/2027
(h)
40 39
5.63%, 08/26/2028
(h)
150 145
$ 7,030
Machinery - Construction & Mining - 0.19%
BWX Technologies Inc
4.13%, 06/30/2028
(h)
131 124
4.13%, 04/15/2029
(h)
122 115
Manitowoc Co Inc/The
9.25%, 10/01/2031
(h)
40 42
Terex Corp
5.00%, 05/15/2029
(h)
144 139
6.25%, 10/15/2032
(h)
410 405
Vertiv Group Corp
4.13%, 11/15/2028
(h)
161 153
$ 978
Machinery - Diversified - 0.20%
ATS Corp
4.13%, 12/15/2028
(h)
20 19
Chart Industries Inc
7.50%, 01/01/2030
(h)
182 190
Esab Corp
6.25%, 04/15/2029
(h)
29 29
GrafTech Finance Inc
4.63%, 12/23/2029
(h)
100 70
GrafTech Global Enterprises Inc
9.88%, 12/23/2029
(h)
48 41
Husky Injection Molding Systems Ltd / Titan Co-
Borrower LLC
9.00%, 02/15/2029
(h)
132 138
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(h)
128 135
OT Merger Corp
7.88%, 10/15/2029
(h)
50 21
SPX FLOW Inc
8.75%, 04/01/2030
(h)
131 136
TK Elevator Holdco GmbH
7.63%, 07/15/2028
(h)
111 112
TK Elevator US Newco Inc
5.25%, 07/15/2027
(h)
115 114
$ 1,005
Media - 5.83%
Beasley Mezzanine Holdings LLC
9.20%, 08/01/2028
(h)
30 16
Belo Corp
7.25%, 09/15/2027 185 191
7.75%, 06/01/2027 161 167
Block Communications Inc
4.88%, 03/01/2028
(h)
100 94
CCO Holdings LLC / CCO Holdings Capital Corp
4.25%, 02/01/2031
(h)
750 665
4.25%, 01/15/2034
(h)
460 376
4.50%, 08/15/2030
(h)
440 400
4.50%, 05/01/2032 668 579
4.50%, 06/01/2033
(h)
270 229
4.75%, 03/01/2030
(h)
825 764
4.75%, 02/01/2032
(h)
180 160
5.00%, 02/01/2028
(h)
1,705 1,660
5.13%, 05/01/2027
(h)
7,045 6,915
5.38%, 06/01/2029
(h)
190 184
6.38%, 09/01/2029
(h)
230 230
7.38%, 03/01/2031
(h)
200 205
CSC Holdings LLC
3.38%, 02/15/2031
(h)
128 93
4.13%, 12/01/2030
(h)
150 113
4.50%, 11/15/2031
(h)
200 151
4.63%, 12/01/2030
(h)
671 368
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
CSC Holdings LLC (continued)
5.00%, 11/15/2031
(h)
$ 64 $ 34
5.38%, 02/01/2028
(h)
120 105
5.50%, 04/15/2027
(h)
2,450 2,269
5.75%, 01/15/2030
(h)
260 151
6.50%, 02/01/2029
(h)
200 170
7.50%, 04/01/2028
(h)
402 296
11.25%, 05/15/2028
(h)
116 115
11.75%, 01/31/2029
(h)
220 219
Cumulus Media New Holdings Inc
8.00%, 07/01/2029
(h)
58 21
Directv Financing LLC
8.88%, 02/01/2030
(h)
206 204
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(h)
992 982
DISH DBS Corp
5.13%, 06/01/2029 231 152
5.25%, 12/01/2026
(h)
418 386
5.75%, 12/01/2028
(h)
378 327
7.38%, 07/01/2028 156 112
7.75%, 07/01/2026 301 263
DISH Network Corp
11.75%, 11/15/2027
(h)
1,280 1,352
GCI LLC
4.75%, 10/15/2028
(h)
140 132
Gray Media Inc
4.75%, 10/15/2030
(h)
90 55
5.38%, 11/15/2031
(h)
160 95
7.00%, 05/15/2027
(h)
75 73
10.50%, 07/15/2029
(h)
214 224
iHeartCommunications Inc
7.00%, 01/15/2031
(h)
20 15
7.75%, 08/15/2030
(h)
142 116
9.13%, 05/01/2029
(h)
130 113
10.88%, 05/01/2030
(h)
101 69
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(h)
74 60
6.75%, 10/15/2027
(h)
190 174
McGraw-Hill Education Inc
5.75%, 08/01/2028
(h)
151 149
7.38%, 09/01/2031
(h)
150 156
8.00%, 08/01/2029
(h)
154 157
Midcontinent Communications
8.00%, 08/15/2032
(h)
60 62
Nexstar Media Inc
4.75%, 11/01/2028
(h)
257 242
5.63%, 07/15/2027
(h)
550 542
Paramount Global
6.25%, 02/28/2057
(k)
140 134
3 Month USD LIBOR + 3.90%
6.38%, 03/30/2062
(k)
250 244
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.00%
Radiate Holdco LLC / Radiate Finance Inc
4.50%, 09/15/2026
(h)
160 142
6.50%, 09/15/2028
(h)
150 100
Scripps Escrow II Inc
5.38%, 01/15/2031
(h)
44 23
Scripps Escrow Inc
5.88%, 07/15/2027
(h)
46 39
Sinclair Television Group Inc
4.13%, 12/01/2030
(h)
60 42
5.50%, 03/01/2030
(h)
50 35
Sirius XM Radio LLC
3.13%, 09/01/2026
(h)
150 145
3.88%, 09/01/2031
(h)
110 95
4.00%, 07/15/2028
(h)
300 281

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Media (continued)
Sirius XM Radio LLC (continued)
4.13%, 07/01/2030
(h)
$ 600 $ 536
5.00%, 08/01/2027
(h)
220 216
5.50%, 07/01/2029
(h)
150 146
Sunrise FinCo I BV
4.88%, 07/15/2031
(h)
212 197
TEGNA Inc
4.63%, 03/15/2028 347 332
4.75%, 03/15/2026
(h)
189 188
5.00%, 09/15/2029 250 235
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028
(h)
200 193
Univision Communications Inc
4.50%, 05/01/2029
(h)
200 182
6.63%, 06/01/2027
(h)
290 290
7.38%, 06/30/2030
(h)
500 493
8.00%, 08/15/2028
(h)
311 318
Urban One Inc
7.38%, 02/01/2028
(h)
66 37
Virgin Media Finance PLC
5.00%, 07/15/2030
(h)
971 846
Virgin Media Secured Finance PLC
4.50%, 08/15/2030
(h)
80 71
5.50%, 05/15/2029
(h)
280 268
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(h)
100 95
VZ Secured Financing BV
5.00%, 01/15/2032
(h)
169 151
Ziggo Bond Co BV
5.13%, 02/28/2030
(h)
70 64
Ziggo BV
4.88%, 01/15/2030
(h)
100 94
$ 29,384
Metal Fabrication & Hardware - 0.03%
Advanced Drainage Systems Inc
5.00%, 09/30/2027
(h)
90 89
6.38%, 06/15/2030
(h)
80 81
$ 170
Mining - 1.22%
Alcoa Nederland Holding BV
4.13%, 03/31/2029
(h)
50 47
5.50%, 12/15/2027
(h)
90 90
6.13%, 05/15/2028
(h)
100 101
7.13%, 03/15/2031
(h)
70 73
Arsenal AIC Parent LLC
8.00%, 10/01/2030
(h)
537 558
11.50%, 10/01/2031
(h)
851 950
Coeur Mining Inc
5.13%, 02/15/2029
(h)
95 92
Compass Minerals International Inc
6.75%, 12/01/2027
(h)
60 60
Constellium SE
6.38%, 08/15/2032
(h)
40 39
FMG Resources August 2006 Pty Ltd
4.38%, 04/01/2031
(h)
99 90
5.88%, 04/15/2030
(h)
50 49
Hecla Mining Co
7.25%, 02/15/2028 90 91
JW Aluminum Continuous Cast Co
10.25%, 06/01/2026
(h)
30 30
Kaiser Aluminum Corp
4.50%, 06/01/2031
(h)
72 65
4.63%, 03/01/2028
(h)
140 135
New Gold Inc
7.50%, 07/15/2027
(h)
70 70
Northwest Acquisitions ULC / Dominion Finco Inc
0.00%, 11/01/2022
(d),(h)
15,820 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mining (continued)
Novelis Corp
3.25%, 11/15/2026
(h)
$ 200 $ 193
3.88%, 08/15/2031
(h)
2,885 2,528
4.75%, 01/30/2030
(h)
845 794
Taseko Mines Ltd
8.25%, 05/01/2030
(h)
97 99
$ 6,154
Miscellaneous Manufacturers - 0.08%
Amsted Industries Inc
5.63%, 07/01/2027
(h)
37 37
Calderys Financing LLC
11.25%, 06/01/2028
(h)
170 182
FXI Holdings Inc
12.25%, 11/15/2026
(h)
120 115
12.25%, 11/15/2026
(h)
80 76
$ 410
Office & Business Equipment - 0.09%
Pitney Bowes Inc
6.88%, 03/15/2027
(h)
108 109
7.25%, 03/15/2029
(h)
24 24
Xerox Corp
4.80%, 03/01/2035 2 1
6.75%, 12/15/2039 76 51
Xerox Holdings Corp
5.50%, 08/15/2028
(h)
40 34
8.88%, 11/30/2029
(h)
180 158
Zebra Technologies Corp
6.50%, 06/01/2032
(h)
90 92
$ 469
Office Furnishings - 0.04%
Steelcase Inc
5.13%, 01/18/2029 190 183
Oil & Gas - 4.00%
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(h)
140 141
8.25%, 12/31/2028
(h)
120 123
Baytex Energy Corp
7.38%, 03/15/2032
(h)
60 59
8.50%, 04/30/2030
(h)
100 103
California Resources Corp
8.25%, 06/15/2029
(h)
317 326
Calumet Specialty Products Partners LP / Calumet
Finance Corp
9.75%, 07/15/2028
(h)
30 29
Chord Energy Corp
6.38%, 06/01/2026
(h)
199 199
Civitas Resources Inc
5.00%, 10/15/2026
(h)
160 159
8.38%, 07/01/2028
(h)
258 270
8.63%, 11/01/2030
(h)
142 151
8.75%, 07/01/2031
(h)
178 188
CNX Resources Corp
6.00%, 01/15/2029
(h)
117 116
7.25%, 03/01/2032
(h)
144 147
7.38%, 01/15/2031
(h)
159 163
Comstock Resources Inc
5.88%, 01/15/2030
(h)
531 503
6.75%, 03/01/2029
(h)
320 314
Crescent Energy Finance LLC
7.38%, 01/15/2033
(h)
160 160
7.63%, 04/01/2032
(h)
249 251
9.25%, 02/15/2028
(h)
277 290
CVR Energy Inc
5.75%, 02/15/2028
(h)
150 141
8.50%, 01/15/2029
(h)
180 176
Diamond Foreign Asset Co / Diamond Finance LLC
8.50%, 10/01/2030
(h)
20 21

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028
(h)
$ 160 $ 164
8.75%, 05/01/2031
(h)
140 149
EnQuest PLC
11.63%, 11/01/2027
(h)
100 101
Global Marine Inc
7.00%, 06/01/2028 14 13
Greenfire Resources Ltd
12.00%, 10/01/2028
(h)
174 186
Gulfport Energy Operating Corp
6.75%, 09/01/2029
(h)
220 224
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(h)
98 95
6.00%, 02/01/2031
(h)
50 47
6.25%, 11/01/2028
(h)
87 86
6.25%, 04/15/2032
(h)
475 451
7.25%, 02/15/2035
(h)
595 581
8.38%, 11/01/2033
(h)
210 219
Ithaca Energy North Sea PLC
8.13%, 10/15/2029
(h)
120 123
Kraken Oil & Gas Partners LLC
7.63%, 08/15/2029
(h)
120 118
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp
6.88%, 12/01/2032
(h)
924 928
Matador Resources Co
6.25%, 04/15/2033
(h)
525 517
6.50%, 04/15/2032
(h)
351 352
MEG Energy Corp
5.88%, 02/01/2029
(h)
2,475 2,437
Moss Creek Resources Holdings Inc
8.25%, 09/01/2031
(h)
240 239
Murphy Oil Corp
6.00%, 10/01/2032 80 77
Nabors Industries Inc
7.38%, 05/15/2027
(h)
202 204
9.13%, 01/31/2030
(h)
100 104
Nabors Industries Ltd
7.50%, 01/15/2028
(h)
150 145
Noble Finance II LLC
8.00%, 04/15/2030
(h)
250 254
Northern Oil & Gas Inc
8.13%, 03/01/2028
(h)
294 299
8.75%, 06/15/2031
(h)
180 189
Parkland Corp
4.50%, 10/01/2029
(h)
31 29
4.63%, 05/01/2030
(h)
179 167
5.88%, 07/15/2027
(h)
50 50
6.63%, 08/15/2032
(h)
110 110
PBF Holding Co LLC / PBF Finance Corp
6.00%, 02/15/2028 130 128
7.88%, 09/15/2030
(h)
70 70
Permian Resources Operating LLC
5.88%, 07/01/2029
(h)
223 221
7.00%, 01/15/2032
(h)
103 106
8.00%, 04/15/2027
(h)
190 194
9.88%, 07/15/2031
(h)
49 54
Petrofac Ltd
0.00%, 11/15/2026
(d),(h)
110 16
Puma International Financing SA
5.00%, 01/24/2026
(h)
95 93
7.75%, 04/25/2029
(h)
220 223
Range Resources Corp
4.75%, 02/15/2030
(h)
123 117
Saturn Oil & Gas Inc
9.63%, 06/15/2029
(h)
161 161
Seadrill Finance Ltd
8.38%, 08/01/2030
(h)
50 51
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
SM Energy Co
6.50%, 07/15/2028 $ 85 $ 85
6.75%, 09/15/2026 125 125
6.75%, 08/01/2029
(h)
330 330
7.00%, 08/01/2032
(h)
690 689
Sunoco LP
7.00%, 05/01/2029
(h)
140 145
7.25%, 05/01/2032
(h)
155 162
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 90 85
6.00%, 04/15/2027 80 80
Talos Production Inc
9.38%, 02/01/2031
(h)
140 145
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029
(h)
130 123
Transocean Aquila Ltd
8.00%, 09/30/2028
(h)
5 6
Transocean Inc
6.80%, 03/15/2038 625 513
7.50%, 04/15/2031 590 546
8.25%, 05/15/2029
(h)
151 152
8.50%, 05/15/2031
(h)
425 428
8.75%, 02/15/2030
(h)
145 151
9.35%, 12/15/2041 68 60
Valaris Ltd
8.38%, 04/30/2030
(h)
236 242
Viper Energy Inc
5.38%, 11/01/2027
(h)
210 209
7.38%, 11/01/2031
(h)
160 167
Vital Energy Inc
7.88%, 04/15/2032
(h)
147 145
9.75%, 10/15/2030 71 75
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029
(h)
1,365 1,348
$ 20,133
Oil & Gas Services - 0.45%
Archrock Partners LP / Archrock Partners Finance
Corp
6.63%, 09/01/2032
(h)
160 162
Bristow Group Inc
6.88%, 03/01/2028
(h)
122 123
Enerflex Ltd
9.00%, 10/15/2027
(h)
164 170
Helix Energy Solutions Group Inc
9.75%, 03/01/2029
(h)
184 197
Kodiak Gas Services LLC
7.25%, 02/15/2029
(h)
136 140
Nine Energy Service Inc
13.00%, 02/01/2028 50 35
Oceaneering International Inc
6.00%, 02/01/2028 140 139
6.00%, 02/01/2028 199 198
Solaris Midstream Holdings LLC
7.63%, 04/01/2026
(h)
65 65
Star Holding LLC
8.75%, 08/01/2031
(h)
90 88
TGS ASA
8.50%, 01/15/2030
(h)
113 117
USA Compression Partners LP / USA Compression
Finance Corp
6.88%, 09/01/2027 233 234
7.13%, 03/15/2029
(h)
193 198
Viridien
8.75%, 04/01/2027
(h)
33 33
Weatherford International Ltd
8.63%, 04/30/2030
(h)
299 310

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas Services (continued)
Welltec International ApS
8.25%, 10/15/2026
(h)
$ 70 $ 71
$ 2,280
Packaging & Containers - 1.10%
ARD Finance SA
6.50%, PIK 7.25%; 06/30/2027
(h),(i),(j)
207 12
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029
(h)
667 582
6.00%, 06/15/2027
(h)
229 228
Ardagh Packaging Finance PLC / Ardagh Holdings
USA Inc
4.13%, 08/15/2026
(h)
115 101
5.25%, 08/15/2027
(h)
90 50
5.25%, 08/15/2027
(h)
110 61
Ball Corp
6.00%, 06/15/2029 116 117
6.88%, 03/15/2028 103 106
Berry Global Inc
4.50%, 02/15/2026
(h)
88 87
5.63%, 07/15/2027
(h)
79 79
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(h)
100 101
8.75%, 04/15/2030
(h)
234 239
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 76 78
Graham Packaging Co Inc
7.13%, 08/15/2028
(h)
40 40
Graphic Packaging International LLC
6.38%, 07/15/2032
(h)
20 20
Iris Holding Inc
10.00%, 12/15/2028
(h)
71 66
LABL Inc
5.88%, 11/01/2028
(h)
104 92
8.25%, 11/01/2029
(h)
60 51
8.63%, 10/01/2031
(h)
120 108
9.50%, 11/01/2028
(h)
147 144
10.50%, 07/15/2027
(h)
20 20
Mauser Packaging Solutions Holding Co
7.88%, 08/15/2026
(h)
80 81
7.88%, 04/15/2027
(h)
455 464
9.25%, 04/15/2027
(h)
275 280
OI European Group BV
4.75%, 02/15/2030
(h)
80 73
Owens-Brockway Glass Container Inc
6.63%, 05/13/2027
(h)
61 61
7.25%, 05/15/2031
(h)
80 78
Pactiv Evergreen Group Issuer Inc/Pactiv Evergreen
Group Issuer LLC
4.00%, 10/15/2027
(h)
101 101
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer Inc
4.38%, 10/15/2028
(h)
40 40
Sealed Air Corp
4.00%, 12/01/2027
(h)
23 22
5.00%, 04/15/2029
(h)
80 77
6.50%, 07/15/2032
(h)
60 61
Sealed Air Corp/Sealed Air Corp US
6.13%, 02/01/2028
(h)
120 121
7.25%, 02/15/2031
(h)
428 445
Silgan Holdings Inc
4.13%, 02/01/2028 54 52
Trident TPI Holdings Inc
12.75%, 12/31/2028
(h)
145 160
TriMas Corp
4.13%, 04/15/2029
(h)
166 154
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/2026
(h)
$ 888 $ 884
$ 5,536
Pharmaceuticals - 0.77%
AdaptHealth LLC
6.13%, 08/01/2028
(h)
75 74
Bausch Health Americas Inc
8.50%, 01/31/2027
(h)
95 81
9.25%, 04/01/2026
(h)
100 97
Bausch Health Cos Inc
4.88%, 06/01/2028
(h)
260 211
5.00%, 01/30/2028
(h)
67 46
5.00%, 02/15/2029
(h)
99 58
5.25%, 01/30/2030
(h)
115 61
5.25%, 02/15/2031
(h)
91 48
6.13%, 02/01/2027
(h)
130 119
6.25%, 02/15/2029
(h)
121 75
7.25%, 05/30/2029
(h)
51 32
11.00%, 09/30/2028
(h)
240 224
14.00%, 10/15/2030
(h)
52 47
BellRing Brands Inc
7.00%, 03/15/2030
(h)
184 191
Cheplapharm Arzneimittel GmbH
5.50%, 01/15/2028
(h)
205 181
CVS Health Corp
6.75%, 12/10/2054
(k)
120 119
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.52%
7.00%, 03/10/2055
(k)
325 328
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.89%
Elanco Animal Health Inc
6.65%, 08/28/2028 114 117
Endo Finance Holdings Inc
8.50%, 04/15/2031
(h)
161 172
Grifols SA
4.75%, 10/15/2028
(h)
520 481
HLF Financing Sarl LLC / Herbalife International
Inc
12.25%, 04/15/2029
(h)
270 283
Mallinckrodt International Finance SA /
Mallinckrodt CB LLC
14.75%, 11/14/2028
(h)
231 245
Organon & Co / Organon Foreign Debt Co-Issuer
BV
4.13%, 04/30/2028
(h)
270 256
5.13%, 04/30/2031
(h)
278 252
Owens & Minor Inc
4.50%, 03/31/2029
(h)
90 82
$ 3,880
Pipelines - 4.77%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(h)
160 156
5.75%, 03/01/2027
(h)
165 165
5.75%, 01/15/2028
(h)
135 135
6.63%, 02/01/2032
(h)
132 135
Blue Racer Midstream LLC / Blue Racer Finance
Corp
6.63%, 07/15/2026
(h)
92 92
7.25%, 07/15/2032
(h)
225 235
Buckeye Partners LP
3.95%, 12/01/2026 120 117
4.13%, 12/01/2027 89 86
4.50%, 03/01/2028
(h)
42 40
5.85%, 11/15/2043 800 702
6.88%, 07/01/2029
(h)
2,168 2,220

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
CNX Midstream Partners LP
4.75%, 04/15/2030
(h)
$ 720 $ 664
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 06/15/2031
(h)
892 860
Delek Logistics Partners LP / Delek Logistics
Finance Corp
7.13%, 06/01/2028
(h)
201 202
8.63%, 03/15/2029
(h)
262 275
DT Midstream Inc
4.13%, 06/15/2029
(h)
31 29
Energy Transfer LP
7.13%, 10/01/2054
(k)
160 164
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.83%
8.00%, 05/15/2054
(k)
280 296
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.02%
EQM Midstream Partners LP
4.75%, 01/15/2031
(h)
180 171
6.38%, 04/01/2029
(h)
60 61
6.50%, 07/01/2027
(h)
200 204
7.50%, 06/01/2027
(h)
160 164
7.50%, 06/01/2030
(h)
55 59
FTAI Infra Escrow Holdings LLC
10.50%, 06/01/2027
(h)
144 152
Genesis Energy LP / Genesis Energy Finance Corp
7.75%, 02/01/2028 140 142
7.88%, 05/15/2032 438 438
8.00%, 01/15/2027 80 81
8.00%, 05/15/2033 1,106 1,106
8.25%, 01/15/2029 80 82
8.88%, 04/15/2030 668 692
Global Partners LP / GLP Finance Corp
6.88%, 01/15/2029 76 77
7.00%, 08/01/2027 90 90
8.25%, 01/15/2032
(h)
54 56
Harvest Midstream I LP
7.50%, 09/01/2028
(h)
276 282
7.50%, 05/15/2032
(h)
325 338
Hess Midstream Operations LP
4.25%, 02/15/2030
(h)
70 65
Howard Midstream Energy Partners LLC
8.88%, 07/15/2028
(h)
80 84
ITT Holdings LLC
6.50%, 08/01/2029
(h)
290 271
Kinetik Holdings LP
5.88%, 06/15/2030
(h)
40 40
Martin Midstream Partners LP / Martin Midstream
Finance Corp
11.50%, 02/15/2028
(h)
197 214
New Fortress Energy Inc
6.50%, 09/30/2026
(h)
180 176
8.75%, 03/15/2029
(h)
100 91
NFE Financing LLC
12.00%, 11/15/2029
(h)
265 277
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.13%, 02/15/2029
(h)
189 194
8.38%, 02/15/2032
(h)
160 165
NuStar Logistics LP
6.38%, 10/01/2030 450 458
Prairie Acquiror LP
9.00%, 08/01/2029
(h)
4,236 4,381
South Bow Canadian Infrastructure Holdings Ltd
7.50%, 03/01/2055
(h),(k)
100 103
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.67%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines (continued)
Summit Midstream Holdings LLC
8.63%, 10/31/2029
(h)
$ 60 $ 63
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp
5.50%, 01/15/2028
(h)
190 186
6.00%, 12/31/2030
(h)
60 58
6.00%, 09/01/2031
(h)
2,257 2,172
7.38%, 02/15/2029
(h)
179 182
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029
(h)
119 110
3.88%, 11/01/2033
(h)
130 112
4.13%, 08/15/2031
(h)
50 45
6.25%, 01/15/2030
(h)
51 52
Venture Global LNG Inc
7.00%, 01/15/2030
(h)
225 230
8.13%, 06/01/2028
(h)
560 585
8.38%, 06/01/2031
(h)
1,435 1,510
9.50%, 02/01/2029
(h)
470 524
9.88%, 02/01/2032
(h)
856 943
$ 24,059
Private Equity - 0.30%
HAT Holdings I LLC / HAT Holdings II LLC
3.75%, 09/15/2030
(h)
893 790
8.00%, 06/15/2027
(h)
700 728
$ 1,518
Real Estate - 0.27%
Anywhere Real Estate Group LLC / Anywhere Co-
Issuer Corp
7.00%, 04/15/2030
(h)
50 46
CoreLogic Inc
4.50%, 05/01/2028
(h)
94 88
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028
(h)
208 210
Five Point Operating Co LP / Five Point Capital
Corp
10.50%, 01/15/2028
(h),(i)
115 117
Greystar Real Estate Partners LLC
7.75%, 09/01/2030
(h)
110 116
Howard Hughes Corp/The
4.13%, 02/01/2029
(h)
169 155
4.38%, 02/01/2031
(h)
139 124
5.38%, 08/01/2028
(h)
260 253
Hunt Cos Inc
5.25%, 04/15/2029
(h)
93 89
Kennedy-Wilson Inc
4.75%, 03/01/2029 57 53
5.00%, 03/01/2031 30 27
Newmark Group Inc
7.50%, 01/12/2029 70 74
$ 1,352
REITs - 2.92%
Apollo Commercial Real Estate Finance Inc
4.63%, 06/15/2029
(h)
100 90
Blackstone Mortgage Trust Inc
3.75%, 01/15/2027
(h)
83 79
7.75%, 12/01/2029
(h)
70 72
Brandywine Operating Partnership LP
3.95%, 11/15/2027 86 81
4.55%, 10/01/2029 10 9
8.30%, 03/15/2028 100 105
8.88%, 04/12/2029 30 32
Brookfield Property REIT Inc / BPR Cumulus LLC /
BPR Nimbus LLC / GGSI Sellco LL
4.50%, 04/01/2027
(h)
165 159
5.75%, 05/15/2026
(h)
180 179
Diversified Healthcare Trust
4.38%, 03/01/2031 80 62
4.75%, 02/15/2028 70 61

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Hudson Pacific Properties LP
3.25%, 01/15/2030 $ 100 $ 73
3.95%, 11/01/2027 100 91
4.65%, 04/01/2029 120 96
5.95%, 02/15/2028 140 126
Iron Mountain Inc
4.50%, 02/15/2031
(h)
346 318
4.88%, 09/15/2027
(h)
200 196
4.88%, 09/15/2029
(h)
230 221
5.00%, 07/15/2028
(h)
100 97
5.25%, 03/15/2028
(h)
230 226
5.25%, 07/15/2030
(h)
6,395 6,150
5.63%, 07/15/2032
(h)
214 206
6.25%, 01/15/2033
(h)
171 171
7.00%, 02/15/2029
(h)
270 278
Iron Mountain Information Management Services
Inc
5.00%, 07/15/2032
(h)
150 140
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.25%, 02/01/2027
(h)
234 228
4.75%, 06/15/2029
(h)
29 28
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 410 275
4.63%, 08/01/2029 100 76
5.00%, 10/15/2027 874 783
Necessity Retail REIT Inc/The / American Finance
Operating Partner LP
4.50%, 09/30/2028
(h)
200 187
Office Properties Income Trust
9.00%, 03/31/2029
(h)
74 72
9.00%, 09/30/2029
(h)
60 50
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(h)
78 75
5.88%, 10/01/2028
(h)
60 59
7.00%, 02/01/2030
(h)
20 21
RHP Hotel Properties LP / RHP Finance Corp
6.50%, 04/01/2032
(h)
130 131
7.25%, 07/15/2028
(h)
100 104
Rithm Capital Corp
8.00%, 04/01/2029
(h)
200 202
RLJ Lodging Trust LP
3.75%, 07/01/2026
(h)
222 217
4.00%, 09/15/2029
(h)
70 64
SBA Communications Corp
3.13%, 02/01/2029 199 181
3.88%, 02/15/2027 245 237
Service Properties Trust
3.95%, 01/15/2028 40 35
4.38%, 02/15/2030 50 40
4.75%, 10/01/2026 50 48
4.95%, 02/15/2027 50 48
4.95%, 10/01/2029 50 41
5.25%, 02/15/2026 40 39
5.50%, 12/15/2027 66 64
8.38%, 06/15/2029 140 140
8.63%, 11/15/2031
(h)
660 701
Starwood Property Trust Inc
3.63%, 07/15/2026
(h)
209 203
4.38%, 01/15/2027
(h)
120 117
6.00%, 04/15/2030
(h)
100 99
7.25%, 04/01/2029
(h)
138 143
Uniti Group LP / Uniti Group Finance 2019 Inc /
CSL Capital LLC
6.50%, 02/15/2029
(h)
168 153
10.50%, 02/15/2028
(h)
300 321
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
REITs (continued)
Vornado Realty LP
2.15%, 06/01/2026 $ 126 $ 121
XHR LP
4.88%, 06/01/2029
(h)
10 10
6.63%, 05/15/2030
(h)
94 95
$ 14,726
Retail - 5.19%
1011778 BC ULC / New Red Finance Inc
3.88%, 01/15/2028
(h)
218 208
4.00%, 10/15/2030
(h)
1,872 1,695
4.38%, 01/15/2028
(h)
6,140 5,905
6.13%, 06/15/2029
(h)
66 67
Academy Ltd
6.00%, 11/15/2027
(h)
150 150
Asbury Automotive Group Inc
4.50%, 03/01/2028 30 29
4.63%, 11/15/2029
(h)
116 110
4.75%, 03/01/2030 111 105
At Home Group Inc
4.88%, 07/15/2028
(h)
42 17
Bath & Body Works Inc
5.25%, 02/01/2028 70 69
6.63%, 10/01/2030
(h)
3,170 3,227
6.69%, 01/15/2027 79 81
6.75%, 07/01/2036 160 163
6.88%, 11/01/2035 120 124
BCPE Ulysses Intermediate Inc
7.75%, PIK 8.50%; 04/01/2027
(h),(i),(j)
116 114
Beacon Roofing Supply Inc
4.13%, 05/15/2029
(h)
50 49
6.50%, 08/01/2030
(h)
1,783 1,839
Bloomin' Brands Inc / OSI Restaurant Partners LLC
5.13%, 04/15/2029
(h)
5 5
BlueLinx Holdings Inc
6.00%, 11/15/2029
(h)
111 107
Brinker International Inc
8.25%, 07/15/2030
(h)
142 152
Carvana Co
0.00%, PIK 14.00%; 06/01/2031
(h),(i),(j)
360 433
9.00%, PIK 12.00%; 12/01/2028
(h),(i),(j)
86 93
11.00%, PIK 13.00%; 06/01/2030
(h),(i),(j)
320 355
CEC Entertainment LLC
6.75%, 05/01/2026
(h)
115 115
eG Global Finance PLC
12.00%, 11/30/2028
(h)
220 247
Evergreen Acqco 1 LP / TVI Inc
9.75%, 04/26/2028
(h)
179 188
Ferrellgas LP / Ferrellgas Finance Corp
5.88%, 04/01/2029
(h)
75 71
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
6.75%, 01/15/2030
(h)
178 168
FirstCash Inc
6.88%, 03/01/2032
(h)
53 54
Foot Locker Inc
4.00%, 10/01/2029
(h)
39 33
Foundation Building Materials Inc
6.00%, 03/01/2029
(h)
89 80
Gap Inc/The
3.63%, 10/01/2029
(h)
70 64
3.88%, 10/01/2031
(h)
76 67
Global Auto Holdings Ltd/AAG FH UK Ltd
8.38%, 01/15/2029
(h)
90 84
8.75%, 01/15/2032
(h)
160 142
11.50%, 08/15/2029
(h)
50 51
GPS Hospitality Holding Co LLC / GPS Finco Inc
7.00%, 08/15/2028
(h)
70 41

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Group 1 Automotive Inc
4.00%, 08/15/2028
(h)
$ 32 $ 30
6.38%, 01/15/2030
(h)
79 80
GYP Holdings III Corp
4.63%, 05/01/2029
(h)
70 67
Ken Garff Automotive LLC
4.88%, 09/15/2028
(h)
10 10
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC
4.75%, 06/01/2027
(h)
250 247
Kohl's Corp
4.62%, 05/01/2031 235 188
LCM Investments Holdings II LLC
8.25%, 08/01/2031
(h)
3,079 3,233
Liberty Interactive LLC
8.25%, 02/01/2030 90 44
8.50%, 07/15/2029 52 26
Lithia Motors Inc
3.88%, 06/01/2029
(h)
168 156
4.38%, 01/15/2031
(h)
20 18
4.63%, 12/15/2027
(h)
44 43
Macy's Retail Holdings LLC
5.88%, 03/15/2030
(h)
63 61
6.38%, 03/15/2037 30 26
6.70%, 07/15/2034
(h)
130 110
Michaels Cos Inc/The
5.25%, 05/01/2028
(h)
40 31
7.88%, 05/01/2029
(h)
122 77
Murphy Oil USA Inc
4.75%, 09/15/2029 100 96
Nordstrom Inc
4.00%, 03/15/2027 19 18
5.00%, 01/15/2044 140 106
Papa John's International Inc
3.88%, 09/15/2029
(h)
80 73
Park River Holdings Inc
5.63%, 02/01/2029
(h)
73 62
6.75%, 08/01/2029
(h)
35 31
Patrick Industries Inc
4.75%, 05/01/2029
(h)
13 12
6.38%, 11/01/2032
(h)
80 79
Penske Automotive Group Inc
3.75%, 06/15/2029 123 114
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(h)
140 134
7.75%, 02/15/2029
(h)
230 229
QVC Inc
5.45%, 08/15/2034 60 37
6.88%, 04/15/2029
(h)
90 75
Raising Cane's Restaurants LLC
9.38%, 05/01/2029
(h)
275 295
Saks Global Enterprises LLC
11.00%, 12/15/2029
(h)
60 57
Sally Holdings LLC / Sally Capital Inc
6.75%, 03/01/2032 60 60
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(h)
60 61
Staples Inc
10.75%, 09/01/2029
(h)
530 519
12.75%, 01/15/2030
(h)
150 117
Suburban Propane Partners LP/Suburban Energy
Finance Corp
5.00%, 06/01/2031
(h)
397 361
5.88%, 03/01/2027 80 80
Superior Plus LP / Superior General Partner Inc
4.50%, 03/15/2029
(h)
50 46
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Victoria's Secret & Co
4.63%, 07/15/2029
(h)
$ 31 $ 28
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(h)
620 656
Walgreen Co
4.40%, 09/15/2042 10 7
Walgreens Boots Alliance Inc
3.20%, 04/15/2030 50 42
3.45%, 06/01/2026 200 195
4.10%, 04/15/2050 190 126
4.50%, 11/18/2034 100 80
4.80%, 11/18/2044 180 135
White Cap Buyer LLC
6.88%, 10/15/2028
(h)
100 100
Yum! Brands Inc
3.63%, 03/15/2031 313 280
4.63%, 01/31/2032 310 289
4.75%, 01/15/2030
(h)
213 205
5.35%, 11/01/2043 10 10
5.38%, 04/01/2032 310 303
6.88%, 11/15/2037 86 93
$ 26,160
Semiconductors - 0.10%
Amkor Technology Inc
6.63%, 09/15/2027
(h)
120 120
ams-OSRAM AG
12.25%, 03/30/2029
(h)
85 84
Entegris Inc
4.38%, 04/15/2028
(h)
100 96
5.95%, 06/15/2030
(h)
155 155
ON Semiconductor Corp
3.88%, 09/01/2028
(h)
54 51
$ 506
Software - 6.23%
AthenaHealth Group Inc
6.50%, 02/15/2030
(h)
693 670
Camelot Finance SA
4.50%, 11/01/2026
(h)
97 95
Capstone Borrower Inc
8.00%, 06/15/2030
(h)
1,178 1,238
Castle US Holding Corp
9.50%, 02/15/2028
(h)
45 21
Central Parent Inc / CDK Global Inc
7.25%, 06/15/2029
(h)
1,000 950
Central Parent LLC / CDK Global II LLC / CDK
Financing Co Inc
8.00%, 06/15/2029
(h)
1,188 1,152
Clarivate Science Holdings Corp
3.88%, 07/01/2028
(h)
122 115
4.88%, 07/01/2029
(h)
3,016 2,827
Cloud Software Group Inc
6.50%, 03/31/2029
(h)
560 550
8.25%, 06/30/2032
(h)
330 343
9.00%, 09/30/2029
(h)
660 676
Consensus Cloud Solutions Inc
6.50%, 10/15/2028
(h)
82 83
Dye & Durham Ltd
8.63%, 04/15/2029
(h)
1,005 1,050
Elastic NV
4.13%, 07/15/2029
(h)
42 39
Ellucian Holdings Inc
6.50%, 12/01/2029
(h)
145 146
Helios Software Holdings Inc / ION Corporate
Solutions Finance Sarl
8.75%, 05/01/2029
(h)
150 155
Open Text Corp
3.88%, 02/15/2028
(h)
156 148
3.88%, 12/01/2029
(h)
1,650 1,513

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Software (continued)
Open Text Holdings Inc
4.13%, 02/15/2030
(h)
$ 150 $ 138
Playtika Holding Corp
4.25%, 03/15/2029
(h)
6,585 6,073
PTC Inc
4.00%, 02/15/2028
(h)
49 47
Rackspace Finance LLC
3.50%, 05/15/2028
(h)
56 30
RingCentral Inc
8.50%, 08/15/2030
(h)
3,607 3,830
ROBLOX Corp
3.88%, 05/01/2030
(h)
13 12
Rocket Software Inc
6.50%, 02/15/2029
(h)
151 143
SS&C Technologies Inc
5.50%, 09/30/2027
(h)
245 244
6.50%, 06/01/2032
(h)
6,975 7,089
Twilio Inc
3.88%, 03/15/2031 435 395
UKG Inc
6.88%, 02/01/2031
(h)
665 679
West Technology Group LLC
8.50%, 04/10/2027
(h)
70 58
ZoomInfo Technologies LLC/ZoomInfo Finance
Corp
3.88%, 02/01/2029
(h)
960 885
$ 31,394
Telecommunications - 2.38%
Altice Financing SA
5.00%, 01/15/2028
(h)
313 253
5.75%, 08/15/2029
(h)
350 274
Altice France Holding SA
6.00%, 02/15/2028
(h)
170 46
10.50%, 05/15/2027
(h)
240 73
Altice France SA
5.13%, 01/15/2029
(h)
71 57
5.13%, 07/15/2029
(h)
372 296
5.50%, 01/15/2028
(h)
164 133
5.50%, 10/15/2029
(h)
301 239
8.13%, 02/01/2027
(h)
267 224
CommScope LLC
4.75%, 09/01/2029
(h)
270 240
6.00%, 03/01/2026
(h)
300 300
7.13%, 07/01/2028
(h)
60 55
8.25%, 03/01/2027
(h)
200 191
9.50%, 12/15/2031
(h)
116 120
CommScope Technologies LLC
5.00%, 03/15/2027
(h)
200 180
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(h)
280 251
Consolidated Communications Inc
6.50%, 10/01/2028
(h)
78 76
EchoStar Corp
6.75%, PIK 0.00%; 11/30/2030
(i),(j)
299 276
10.75%, 11/30/2029 617 665
Embarq LLC
8.00%, 06/01/2036 210 118
Frontier Communications Holdings LLC
5.00%, 05/01/2028
(h)
250 247
5.88%, 10/15/2027
(h)
190 190
5.88%, 11/01/2029 80 80
6.00%, 01/15/2030
(h)
184 184
6.75%, 05/01/2029
(h)
136 137
8.63%, 03/15/2031
(h)
140 150
Frontier Florida LLC
6.86%, 02/01/2028 14 14
Frontier North Inc
6.73%, 02/15/2028 80 82
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
GoTo Group Inc
5.50%, 05/01/2028
(h)
$ 190 $ 166
5.50%, 05/01/2028
(h)
80 36
Hughes Satellite Systems Corp
5.25%, 08/01/2026 171 153
6.63%, 08/01/2026 95 66
Iliad Holding SASU
7.00%, 10/15/2028
(h)
255 260
7.00%, 04/15/2032
(h)
177 179
8.50%, 04/15/2031
(h)
190 204
Intelsat Jackson Holdings SA
6.50%, 03/15/2030
(h)
290 262
Level 3 Financing Inc
3.63%, 01/15/2029
(h)
100 77
3.75%, 07/15/2029
(h)
100 76
3.88%, 10/15/2030
(h)
200 156
4.88%, 06/15/2029
(h)
170 146
10.00%, 10/15/2032
(h)
90 90
10.50%, 04/15/2029
(h)
140 157
10.75%, 12/15/2030
(h)
150 169
11.00%, 11/15/2029
(h)
290 329
Lumen Technologies Inc
4.13%, 04/15/2029
(h)
59 53
7.65%, 03/15/2042 150 121
10.00%, 10/15/2032
(h)
80 80
Optics Bidco SpA
6.00%, 09/30/2034
(h)
20 19
6.38%, 11/15/2033
(h)
25 25
7.20%, 07/18/2036
(h)
34 35
7.72%, 06/04/2038
(h)
5 5
Rogers Communications Inc
5.25%, 03/15/2082
(h),(k)
308 302
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.59%
Telecom Italia Capital SA
7.20%, 07/18/2036 50 50
7.72%, 06/04/2038 30 31
Telesat Canada / Telesat LLC
4.88%, 06/01/2027
(h)
60 35
5.63%, 12/06/2026
(h)
58 34
6.50%, 10/15/2027
(h)
50 22
Viasat Inc
5.63%, 09/15/2025
(h)
1,175 1,166
5.63%, 04/15/2027
(h)
50 49
7.50%, 05/30/2031
(h)
82 59
Viavi Solutions Inc
3.75%, 10/01/2029
(h)
110 100
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031
(h)
100 87
4.75%, 07/15/2031
(h)
945 830
7.75%, 04/15/2032
(h)
220 223
Vodafone Group PLC
4.13%, 06/04/2081
(k)
25 22
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.77%
5.13%, 06/04/2081
(k)
40 31
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 3.07%
7.00%, 04/04/2079
(k)
129 134
USD Swap Semi-Annual 5 Year + 4.87%
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(h)
440 455
Zayo Group Holdings Inc
4.00%, 03/01/2027
(h)
45 42
6.13%, 03/01/2028
(h)
175 155

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zegona Finance PLC
8.63%, 07/15/2029
(h)
$ 140 $ 149
$ 11,991
Transportation - 0.23%
Brightline East LLC
11.00%, 01/31/2030
(h)
201 195
Carriage Purchaser Inc
7.88%, 10/15/2029
(h)
60 56
Danaos Corp
8.50%, 03/01/2028
(h)
182 185
First Student Bidco Inc / First Transit Parent Inc
4.00%, 07/31/2029
(h)
127 118
Genesee & Wyoming Inc
6.25%, 04/15/2032
(h)
160 160
Rand Parent LLC
8.50%, 02/15/2030
(h)
167 173
Seaspan Corp
5.50%, 08/01/2029
(h)
199 184
XPO Inc
7.13%, 06/01/2031
(h)
10 10
7.13%, 02/01/2032
(h)
89 92
$ 1,173
Trucking & Leasing - 0.56%
Fortress Transportation and Infrastructure Investors
LLC
5.50%, 05/01/2028
(h)
209 204
5.88%, 04/15/2033
(h)
80 77
7.00%, 05/01/2031
(h)
535 543
7.00%, 06/15/2032
(h)
1,644 1,666
7.88%, 12/01/2030
(h)
120 125
NAC Aviation 29 DAC
4.75%, 06/30/2026 191 187
$ 2,802
TOTAL BONDS $ 458,306
SENIOR FLOATING RATE INTERESTS
- 1.54%
Principal
Amount (000's) Value (000's)
Media - 0.85%
SportsNet New York
10.25%, 04/10/2026
(e),(m)
$ 4,254 $ 4,254
Mining - 0.69%
Arctic Canadian Diamond Co Ltd
10.00%, 06/30/2026
(e),(m)
3,592 3,484
TOTAL SENIOR FLOATING RATE INTERESTS $ 7,738
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 0.99%
Principal
Amount (000's) Value (000's)
U.S. Treasury Bill - 0.99%
4.22%, 02/11/2025
(n)
$ 1,000 $ 999
4.22%, 02/18/2025
(n)
4,000 3,993
$ 4,992
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 4,992
Total Investments $ 485,138
Other Assets and Liabilities -  3.73% 18,795
TOTAL NET ASSETS - 100.00% $ 503,933
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $199 or
0.04% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security is subject to a contractual sale restriction but this feature is not considered in measuring the fair value. At the end of the period, the value of these securities totaled  $0. The sale restriction provision specified in the shareholder agreements have no specified expiration date or circumstances that could cause a lapse.
(g) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(h) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $398,933 or 79.16% of net assets.
(i) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(m) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n) Rate shown is the discount rate of the original purchase.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 11,173 $ 157,409 $ 155,956 $ 12,626
$ 11,173 $ 157,409 $ 155,956 $ 12,626
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 192 $ — $ — $ —
$ 192 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
High Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Arctic Canadian Diamond Co Ltd 02/03/2021 $ — $ 567 0.11%
High Ridge Brands - Escrow   0.00%, 03/15/2025 12/29/2020 4,576 — 0.00%
Specialty Steel   14.44%, 11/15/2026 02/15/2024 8,096 8,096 1.61%
Total $ 8,663 1.72%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; March 2025 Long 25 $ 2,721 $ (24)
US 10 Year Ultra Note; March 2025 Long 26 2,896 (27)
US Long Bond; March 2025 Long 8 911 (17)
Total $ (68)
Amounts in thousands except contracts.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of New York Mellon 02/20/2025 EUR 303 $ 316 $ — $ (2)
Bank of New York Mellon 02/20/2025 $ 699 EUR 659 15 —
Total $ 15 $ (2)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 7,500 $ 615 $ (8) $ 607
Total $ 615 $ (8) $ 607
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $7,500.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .58 % Shares Held Value (000's)
Money Market Funds - 5 .58%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
17,445,431 $ 17,445
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
318,215,829 318,216
$ 335,661
TOTAL INVESTMENT COMPANIES $ 335,661
COMMON STOCKS - 0 .02 % Shares Held Value (000's)
Diversified Financial Services - 0 .00%
Avation PLC - Warrants
(d)
103,250 $ 71
Oil & Gas - 0 .02%
Mesquite Energy Inc
(d),(e)
15,341 1,087
Retail - 0 .00%
Claire's Holdings LLC
(d)
4,036 4
TOTAL COMMON STOCKS $ 1,162
BONDS - 91 .89%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .99%
Bombardier Inc
7.00%, 06/01/2032
(f),(g)
$ 11,725 $ 11,956
7.25%, 07/01/2031
(f),(g)
13,675 14,120
7.50%, 02/01/2029
(f),(g)
2,660 2,769
8.75%, 11/15/2030
(g)
20,710 22,299
TransDigm Inc
4.88%, 05/01/2029 3,280 3,114
6.00%, 01/15/2033
(g)
30,745 30,338
6.38%, 03/01/2029
(g)
8,100 8,181
6.63%, 03/01/2032
(g)
6,872 6,989
6.88%, 12/15/2030
(g)
5,790 5,931
Triumph Group Inc
9.00%, 03/15/2028
(f),(g)
13,448 14,095
$ 119,792
Airlines - 0 .90%
American Airlines 2021-1 Class B Pass Through
Trust
3.95%, 01/11/2032 2,678 2,503
American Airlines Inc
8.50%, 05/15/2029
(g)
1,425 1,501
American Airlines Inc/AAdvantage Loyalty IP Ltd
5.75%, 04/20/2029
(g)
8,680 8,659
Grupo Aeromexico SAB de CV
8.63%, 11/15/2031
(g)
10,300 10,287
OneSky Flight LLC
8.88%, 12/15/2029
(g)
7,648 7,835
United Airlines 2016-1 Class B Pass Through Trust
3.65%, 07/07/2027 2,716 2,662
United Airlines Inc
4.63%, 04/15/2029
(g)
21,765 20,895
$ 54,342
Apparel - 0 .46%
S&S Holdings LLC
8.38%, 10/01/2031
(g)
27,317 27,412
Automobile Manufacturers - 0 .10%
Ford Motor Co
3.25%, 02/12/2032
(f)
7,134 5,970
Automobile Parts & Equipment - 1 .28%
American Axle & Manufacturing Inc
6.88%, 07/01/2028
(f)
20,800 20,678
Dana Inc
4.25%, 09/01/2030 13,495 12,802
4.50%, 02/15/2032
(f)
3,500 3,297
5.38%, 11/15/2027 7,280 7,248
5.63%, 06/15/2028 6,745 6,699
Phinia Inc
6.63%, 10/15/2032
(g)
9,460 9,480
6.75%, 04/15/2029
(g)
1,220 1,253
Tenneco Inc
8.00%, 11/17/2028
(g)
13,070 12,476
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Parts & Equipment (continued)
ZF North America Capital Inc
6.88%, 04/14/2028
(g)
$ 2,805 $ 2,826
$ 76,759
Banks - 2 .66%
Barclays PLC
5.09%, 06/20/2030
(h)
26,300 25,747
3 Month USD LIBOR + 3.05%
8.00%, 03/15/2029
(h),(i),(j)
32,390 33,754
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.43%
JPMorgan Chase & Co
4.60%, 02/01/2025
(h),(i)
24,600 24,600
CME Term Secured Overnight Financing
Rate 3 Month + 3.13%
6.50%, 04/01/2030
(h),(i),(k)
35,370 35,762
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.15%
UBS Group AG
9.25%, 11/13/2028
(g),(h),(i),(j)
36,900 40,236
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 4.75%
$ 160,099
Building Materials - 2 .28%
AmeriTex HoldCo Intermediate LLC
10.25%, 10/15/2028
(f),(g)
27,570 29,215
Miter Brands Acquisition Holdco Inc / MIWD
Borrower LLC
6.75%, 04/01/2032
(g)
13,975 14,144
MIWD Holdco II LLC / MIWD Finance Corp
5.50%, 02/01/2030
(g)
15,495 14,750
Quikrete Holdings Inc
6.38%, 03/01/2032
(g),(k)
22,255 22,310
6.75%, 03/01/2033
(g),(k)
7,865 7,885
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028
(g)
49,305 48,880
$ 137,184
Chemicals - 3 .46%
Consolidated Energy Finance SA
5.63%, 10/15/2028
(g)
19,435 17,297
6.50%, 05/15/2026
(g)
15,740 15,342
12.00%, 02/15/2031
(g)
10,380 10,683
Element Solutions Inc
3.88%, 09/01/2028
(g)
25,568 24,404
Kobe US Midco 2 Inc
9.25%, PIK 10.00%; 11/01/2026
(g),(l),(m)
9,554 8,503
Olympus Water US Holding Corp
4.25%, 10/01/2028
(g)
1,065 1,010
6.25%, 10/01/2029
(g)
43,355 41,683
7.13%, 10/01/2027
(g)
3,390 3,439
7.25%, 06/15/2031
(g)
12,070 12,289
9.75%, 11/15/2028
(g)
10,890 11,529
Tronox Inc
4.63%, 03/15/2029
(f),(g)
32,600 29,524
Vibrantz Technologies Inc
9.00%, 02/15/2030
(g)
35,075 32,080
$ 207,783
Commercial Services - 3 .95%
ADT Security Corp/The
4.13%, 08/01/2029
(g)
14,375 13,506
Albion Financing 1 SARL / Aggreko Holdings Inc
6.13%, 10/15/2026
(g)
5,790 5,800
Albion Financing 2 Sarl
8.75%, 04/15/2027
(g)
18,405 18,753
EquipmentShare.com Inc
8.00%, 03/15/2033
(g)
15,345 15,950
8.63%, 05/15/2032
(g)
11,310 12,055
9.00%, 05/15/2028
(g)
875 922

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Services (continued)
Garda World Security Corp
6.00%, 06/01/2029
(g)
$ 18,173 $ 17,505
8.38%, 11/15/2032
(g)
19,970 20,619
Prime Security Services Borrower LLC / Prime
Finance Inc
6.25%, 01/15/2028
(g)
30,480 30,445
United Rentals North America Inc
3.88%, 02/15/2031 11,360 10,348
4.88%, 01/15/2028 3,925 3,871
5.25%, 01/15/2030 8,520 8,413
Veritiv Operating Co
10.50%, 11/30/2030
(f),(g)
34,555 37,554
WASH Multifamily Acquisition Inc
5.75%, 04/15/2026
(g)
31,000 30,983
ZipRecruiter Inc
5.00%, 01/15/2030
(g)
11,631 10,603
$ 237,327
Computers - 2 .04%
McAfee Corp
7.38%, 02/15/2030
(g)
39,900 39,309
NCR Atleos Corp
9.50%, 04/01/2029
(g)
26,220 28,568
Seagate HDD Cayman
5.75%, 12/01/2034 9,660 9,405
8.50%, 07/15/2031 3,920 4,196
9.63%, 12/01/2032 15,075 17,137
Virtusa Corp
7.13%, 12/15/2028
(g)
24,687 24,141
$ 122,756
Consumer Products - 0 .66%
ACCO Brands Corp
4.25%, 03/15/2029
(g)
19,190 17,733
Kronos Acquisition Holdings Inc
8.25%, 06/30/2031
(g)
9,075 8,640
10.75%, 06/30/2032
(f),(g)
15,035 13,343
$ 39,716
Cosmetics & Personal Care - 0 .47%
Perrigo Finance Unlimited Co
6.13%, 09/30/2032 29,120 28,555
Distribution & Wholesale - 0 .08%
H&E Equipment Services Inc
3.88%, 12/15/2028
(g)
4,715 4,706
Diversified Financial Services - 4 .45%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.95%, 03/10/2055
(h)
27,625 28,320
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.72%
Credit Acceptance Corp
6.63%, 03/15/2026 4,620 4,624
9.25%, 12/15/2028
(g)
27,300 29,090
Freedom Mortgage Holdings LLC
9.13%, 05/15/2031
(g)
44,315 45,866
Global Aircraft Leasing Co Ltd
8.75%, 09/01/2027
(g)
42,665 43,827
Jane Street Group / JSG Finance Inc
6.13%, 11/01/2032
(g)
30,980 30,831
Macquarie Airfinance Holdings Ltd
5.15%, 03/17/2030
(g)
5,250 5,164
8.13%, 03/30/2029
(g)
6,885 7,257
8.38%, 05/01/2028
(g)
12,515 13,117
OneMain Finance Corp
3.50%, 01/15/2027 3,966 3,816
4.00%, 09/15/2030 6,460 5,788
6.63%, 01/15/2028 2,475 2,515
6.63%, 05/15/2029 11,170 11,348
7.13%, 11/15/2031 27,370 28,148
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Diversified Financial Services (continued)
OneMain Finance Corp (continued)
7.50%, 05/15/2031 $ 7,605 $ 7,909
$ 267,620
Electric - 3 .78%
California Buyer Ltd / Atlantica Sustainable
Infrastructure PLC
6.38%, 02/15/2032
(g)
29,415 28,989
Clearway Energy Operating LLC
3.75%, 02/15/2031
(g)
43,120 38,181
Elwood Energy LLC
8.16%, 07/05/2026 524 490
Lightning Power LLC
7.25%, 08/15/2032
(g)
44,000 45,446
NextEra Energy Capital Holdings Inc
6.70%, 09/01/2054
(h)
29,835 30,318
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.36%
NRG Energy Inc
3.63%, 02/15/2031
(g)
10,940 9,639
3.88%, 02/15/2032
(g)
6,181 5,430
6.25%, 11/01/2034
(g)
4,000 3,941
10.25%, 03/15/2028
(g),(h),(i)
12,125 13,446
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.92%
Pattern Energy Operations LP / Pattern Energy
Operations Inc
4.50%, 08/15/2028
(g)
15,415 14,570
Vistra Corp
7.00%, 12/15/2026
(g),(h),(i)
16,889 16,945
US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 5.74%
Vistra Operations Co LLC
4.38%, 05/01/2029
(g)
20,945 19,877
$ 227,272
Electronics - 0 .63%
Imola Merger Corp
4.75%, 05/15/2029
(g)
27,393 26,126
Sensata Technologies BV
4.00%, 04/15/2029
(g)
5,247 4,856
Sensata Technologies Inc
3.75%, 02/15/2031
(g)
8,018 7,076
$ 38,058
Engineering & Construction - 0 .40%
Global Infrastructure Solutions Inc
5.63%, 06/01/2029
(g)
24,817 24,116
Entertainment - 3 .48%
Allwyn Entertainment Financing UK PLC
7.88%, 04/30/2029
(g)
19,815 20,628
Caesars Entertainment Inc
4.63%, 10/15/2029
(f),(g)
2,950 2,785
6.00%, 10/15/2032
(f),(g)
15,000 14,588
6.50%, 02/15/2032
(g)
30,370 30,748
CCM Merger Inc
6.38%, 05/01/2026
(g)
11,930 11,926
Churchill Downs Inc
5.75%, 04/01/2030
(g)
28,170 27,828
Cinemark USA Inc
5.25%, 07/15/2028
(f),(g)
18,330 17,967
7.00%, 08/01/2032
(g)
38,065 39,111
Lions Gate Capital Holdings LLC
5.50%, 04/15/2029
(g)
13,160 10,705
Wynn Resorts Finance LLC / Wynn Resorts Capital
Corp
6.25%, 03/15/2033
(g)
17,075 16,915
7.13%, 02/15/2031
(g)
15,280 15,977
$ 209,178

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Environmental Control - 0 .48%
Madison IAQ LLC
4.13%, 06/30/2028
(g)
$ 18,265 $ 17,455
Waste Pro USA Inc
7.00%, 02/01/2033
(g)
11,135 11,259
$ 28,714
Food - 3 .40%
Albertsons Cos Inc / Safeway Inc / New Albertsons
LP / Albertsons LLC
3.50%, 03/15/2029
(g)
11,785 10,841
4.63%, 01/15/2027
(g)
7,970 7,828
B&G Foods Inc
5.25%, 09/15/2027
(f)
11,625 11,033
8.00%, 09/15/2028
(g)
17,045 17,663
Chobani Holdco II LLC
8.75%, PIK 9.50%; 10/01/2029
(g),(l),(m)
5,020 5,437
Chobani LLC / Chobani Finance Corp Inc
4.63%, 11/15/2028
(g)
13,095 12,722
7.63%, 07/01/2029
(g)
11,420 11,921
Fiesta Purchaser Inc
7.88%, 03/01/2031
(g)
3,620 3,742
9.63%, 09/15/2032
(g)
24,490 25,516
Ingles Markets Inc
4.00%, 06/15/2031
(g)
10,752 9,613
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
3.63%, 01/15/2032 27,275 24,133
Pilgrim's Pride Corp
3.50%, 03/01/2032
(f)
14,595 12,632
4.25%, 04/15/2031 15,060 13,978
Post Holdings Inc
4.63%, 04/15/2030
(g)
21,879 20,352
6.25%, 10/15/2034
(f),(g)
10,000 9,745
Viking Baked Goods Acquisition Corp
8.63%, 11/01/2031
(g)
7,595 7,425
$ 204,581
Forest Products & Paper - 0 .51%
Mercer International Inc
5.13%, 02/01/2029 21,090 18,708
12.88%, 10/01/2028
(g)
5,765 6,225
Sappi Papier Holding GmbH
7.50%, 06/15/2032
(g)
5,381 5,650
$ 30,583
Healthcare - Products - 0 .40%
Medline Borrower LP
3.88%, 04/01/2029
(g)
26,085 24,340
Healthcare - Services - 4 .06%
Acadia Healthcare Co Inc
5.00%, 04/15/2029
(g)
40,928 38,918
Centene Corp
2.50%, 03/01/2031
(f)
16,540 13,756
3.00%, 10/15/2030 1,820 1,576
3.38%, 02/15/2030 16,070 14,399
CHS/Community Health Systems Inc
6.00%, 01/15/2029
(g)
29,751 27,119
Concentra Escrow Issuer Corp
6.88%, 07/15/2032
(g)
21,930 22,677
LifePoint Health Inc
8.38%, 02/15/2032
(g)
18,520 18,693
Molina Healthcare Inc
3.88%, 05/15/2032
(g)
10,385 9,132
4.38%, 06/15/2028
(g)
14,755 14,183
6.25%, 01/15/2033
(g)
6,580 6,533
Star Parent Inc
9.00%, 10/01/2030
(g)
27,275 28,701
Tenet Healthcare Corp
6.13%, 06/15/2030 30,180 30,289
6.75%, 05/15/2031 18,005 18,426
$ 244,402
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Holding Companies - Diversified - 0 .20%
Clue Opco LLC
9.50%, 10/15/2031
(f),(g)
$ 11,420 $ 12,053
Home Builders - 1 .25%
Adams Homes Inc
9.25%, 10/15/2028
(g)
23,615 24,671
Century Communities Inc
3.88%, 08/15/2029
(g)
18,385 16,745
Dream Finders Homes Inc
8.25%, 08/15/2028
(g)
15,970 16,533
LGI Homes Inc
7.00%, 11/15/2032
(g)
17,134 17,048
$ 74,997
Insurance - 0 .37%
Acrisure LLC / Acrisure Finance Inc
4.25%, 02/15/2029
(g)
13,855 13,109
6.00%, 08/01/2029
(g)
9,200 8,872
$ 21,981
Investment Companies - 0 .99%
Compass Group Diversified Holdings LLC
5.25%, 04/15/2029
(g)
30,713 29,727
Icahn Enterprises LP / Icahn Enterprises Finance
Corp
4.38%, 02/01/2029 34,511 29,822
$ 59,549
Iron & Steel - 1 .03%
Cleveland-Cliffs Inc
4.63%, 03/01/2029
(g)
10,100 9,412
7.00%, 03/15/2032
(f),(g)
5,730 5,716
7.38%, 05/01/2033
(g)
22,585 22,460
TMS International Corp/DE
6.25%, 04/15/2029
(g)
25,450 24,092
$ 61,680
Leisure Products & Services - 2 .41%
Carnival Corp
4.00%, 08/01/2028
(g)
2,220 2,119
5.75%, 03/01/2027
(g)
9,535 9,555
6.00%, 05/01/2029
(g)
11,900 11,923
6.13%, 02/15/2033
(g),(k)
7,330 7,348
7.00%, 08/15/2029
(g)
3,970 4,162
Carnival Holdings Bermuda Ltd
10.38%, 05/01/2028
(g)
17,422 18,541
Life Time Inc
6.00%, 11/15/2031
(g)
17,375 17,378
NCL Corp Ltd
5.88%, 02/15/2027
(g)
7,375 7,409
6.25%, 03/01/2030
(f),(g)
19,900 20,014
6.75%, 02/01/2032
(g)
5,000 5,078
NCL Finance Ltd
6.13%, 03/15/2028
(g)
13,170 13,302
Royal Caribbean Cruises Ltd
5.38%, 07/15/2027
(g)
17,730 17,735
5.63%, 09/30/2031
(g)
10,480 10,402
$ 144,966
Lodging - 1 .64%
Hilton Grand Vacations Borrower LLC / Hilton
Grand Vacations Borrower Inc
6.63%, 01/15/2032
(g)
31,150 31,557
Station Casinos LLC
6.63%, 03/15/2032
(g)
35,555 35,758
Wynn Macau Ltd
5.63%, 08/26/2028
(g)
32,435 31,299
$ 98,614
Machinery - Construction & Mining - 0 .20%
Terex Corp
6.25%, 10/15/2032
(g)
11,860 11,732

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Machinery - Diversified - 0 .54%
Maxim Crane Works Holdings Capital LLC
11.50%, 09/01/2028
(g)
$ 30,845 $ 32,491
Media - 6 .35%
AMC Networks Inc
10.25%, 01/15/2029
(g)
28,990 30,947
CCO Holdings LLC / CCO Holdings Capital Corp
4.50%, 08/15/2030
(g)
21,800 19,834
4.75%, 03/01/2030
(g)
10,100 9,355
4.75%, 02/01/2032
(f),(g)
29,462 26,217
CSC Holdings LLC
4.50%, 11/15/2031
(g)
30,700 23,141
6.50%, 02/01/2029
(g)
22,155 18,887
11.25%, 05/15/2028
(g)
12,525 12,419
Directv Financing LLC
8.88%, 02/01/2030
(g)
28,770 28,458
Directv Financing LLC / Directv Financing Co-
Obligor Inc
5.88%, 08/15/2027
(g)
12,965 12,839
DISH DBS Corp
5.25%, 12/01/2026
(g)
16,970 15,683
DISH Network Corp
11.75%, 11/15/2027
(g)
24,855 26,244
Gray Media Inc
5.38%, 11/15/2031
(g)
11,970 7,137
LCPR Senior Secured Financing DAC
5.13%, 07/15/2029
(f),(g)
20,860 16,947
6.75%, 10/15/2027
(g)
20,867 19,097
McGraw-Hill Education Inc
7.38%, 09/01/2031
(g)
17,265 17,963
Scripps Escrow II Inc
3.88%, 01/15/2029
(g)
20,410 14,885
Sinclair Television Group Inc
8.13%, 02/15/2033
(g),(k)
14,900 14,983
Sirius XM Radio LLC
3.88%, 09/01/2031
(f),(g)
940 809
4.00%, 07/15/2028
(g)
7,960 7,443
Virgin Media Vendor Financing Notes IV DAC
5.00%, 07/15/2028
(g)
30,925 29,516
Ziggo BV
4.88%, 01/15/2030
(g)
31,055 29,091
$ 381,895
Mining - 1 .99%
ACN 113 874 712 Pty Ltd
0.00%, 02/15/2018
(d),(g)
10,457 11
First Quantum Minerals Ltd
6.88%, 10/15/2027
(g)
6,345 6,336
8.63%, 06/01/2031
(g)
17,095 17,537
Hudbay Minerals Inc
4.50%, 04/01/2026
(g)
9,355 9,252
6.13%, 04/01/2029
(g)
8,405 8,423
IAMGOLD Corp
5.75%, 10/15/2028
(g)
19,263 18,869
New Gold Inc
7.50%, 07/15/2027
(g)
16,980 17,081
Taseko Mines Ltd
8.25%, 05/01/2030
(g)
41,235 42,211
$ 119,720
Office & Business Equipment - 0 .26%
Xerox Holdings Corp
5.50%, 08/15/2028
(g)
18,360 15,653
Oil & Gas - 4 .75%
Aethon United BR LP / Aethon United Finance Corp
7.50%, 10/01/2029
(g)
28,032 28,749
Antero Resources Corp
8.38%, 07/15/2026
(g)
2,641 2,694
APA Corp
5.25%, 02/01/2042
(g)
4,094 3,458
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU
Finance Corp
6.63%, 10/15/2032
(g)
$ 34,025 $ 34,309
9.00%, 11/01/2027
(g)
650 804
Borr IHC Ltd / Borr Finance LLC
10.00%, 11/15/2028
(g)
29,469 29,434
Hilcorp Energy I LP / Hilcorp Finance Co
5.75%, 02/01/2029
(g)
7,060 6,862
6.00%, 02/01/2031
(g)
4,595 4,353
6.25%, 04/15/2032
(g)
1,075 1,021
6.88%, 05/15/2034
(g)
13,400 12,924
7.25%, 02/15/2035
(g)
6,055 5,916
Matador Resources Co
6.25%, 04/15/2033
(g)
30,595 30,148
Permian Resources Operating LLC
6.25%, 02/01/2033
(g)
28,655 28,724
Sunoco LP / Sunoco Finance Corp
4.50%, 04/30/2030 31,495 29,620
Transocean Inc
8.50%, 05/15/2031
(g)
43,685 43,984
Vital Energy Inc
7.88%, 04/15/2032
(f),(g)
14,995 14,790
9.75%, 10/15/2030
(f)
7,503 7,974
$ 285,764
Oil & Gas Services - 1 .19%
Archrock Partners LP / Archrock Partners Finance
Corp
6.25%, 04/01/2028
(g)
44,261 44,480
Enerflex Ltd
9.00%, 10/15/2027
(g)
26,112 27,105
$ 71,585
Packaging & Containers - 2 .57%
Canpack SA / Canpack US LLC
3.13%, 11/01/2025
(g)
9,640 9,446
Cascades Inc/Cascades USA Inc
5.38%, 01/15/2028
(g)
16,537 16,191
Clydesdale Acquisition Holdings Inc
6.63%, 04/15/2029
(g)
2,105 2,126
6.88%, 01/15/2030
(g)
14,990 15,228
8.75%, 04/15/2030
(g)
20,235 20,642
Crown Cork & Seal Co Inc
7.38%, 12/15/2026 14,419 14,907
LABL Inc
5.88%, 11/01/2028
(g)
9,942 8,796
8.25%, 11/01/2029
(g)
18,665 15,959
8.63%, 10/01/2031
(g)
9,065 8,168
9.50%, 11/01/2028
(g)
8,780 8,627
Mauser Packaging Solutions Holding Co
7.88%, 04/15/2027
(g)
11,800 12,024
9.25%, 04/15/2027
(g)
22,295 22,713
$ 154,827
Pharmaceuticals - 4 .01%
180 Medical Inc
3.88%, 10/15/2029
(g)
26,920 24,907
AdaptHealth LLC
5.13%, 03/01/2030
(f),(g)
31,501 29,136
Bausch Health Cos Inc
5.50%, 11/01/2025
(g)
7,555 7,413
6.13%, 02/01/2027
(g)
42,805 39,133
BellRing Brands Inc
7.00%, 03/15/2030
(g)
28,390 29,428
Endo Finance Holdings Inc
8.50%, 04/15/2031
(f),(g)
33,935 36,299
Jazz Securities DAC
4.38%, 01/15/2029
(g)
47,640 45,380
Owens & Minor Inc
4.50%, 03/31/2029
(f),(g)
32,407 29,482
$ 241,178

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pipelines - 4 .00%
Antero Midstream Partners LP / Antero Midstream
Finance Corp
5.38%, 06/15/2029
(g)
$ 17,000 $ 16,620
5.75%, 03/01/2027
(g)
13,465 13,463
DT Midstream Inc
4.13%, 06/15/2029
(f),(g)
24,619 23,275
4.30%, 04/15/2032
(g)
5,900 5,429
EQM Midstream Partners LP
4.75%, 01/15/2031
(g)
8,745 8,326
6.38%, 04/01/2029
(g)
6,380 6,486
Harvest Midstream I LP
7.50%, 05/15/2032
(g)
28,358 29,511
Hess Midstream Operations LP
4.25%, 02/15/2030
(g)
46,520 43,515
NGL Energy Operating LLC / NGL Energy Finance
Corp
8.38%, 02/15/2032
(g)
15,055 15,487
Venture Global Calcasieu Pass LLC
3.88%, 11/01/2033
(g)
20,860 17,947
Venture Global LNG Inc
7.00%, 01/15/2030
(g)
1,225 1,252
8.38%, 06/01/2031
(g)
25,370 26,701
9.50%, 02/01/2029
(g)
29,320 32,683
$ 240,695
Private Equity - 0 .25%
HAT Holdings I LLC / HAT Holdings II LLC
3.38%, 06/15/2026
(g)
9,195 8,909
3.75%, 09/15/2030
(f),(g)
4,395 3,888
8.00%, 06/15/2027
(g)
2,085 2,167
$ 14,964
REITs - 3 .50%
Blackstone Mortgage Trust Inc
7.75%, 12/01/2029
(g)
5,615 5,784
Iron Mountain Inc
4.50%, 02/15/2031
(g)
32,320 29,741
6.25%, 01/15/2033
(g)
6,310 6,321
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp
4.75%, 06/15/2029
(g)
39,053 37,149
7.00%, 07/15/2031
(g)
18,850 19,402
MPT Operating Partnership LP / MPT Finance Corp
3.50%, 03/15/2031 21,740 14,577
8.50%, 02/15/2032
(g),(k)
6,340 6,438
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co-Issuer
4.88%, 05/15/2029
(g)
14,025 13,399
7.00%, 02/01/2030
(g)
14,255 14,591
Uniti Group LP / Uniti Fiber Holdings Inc / CSL
Capital LLC
6.00%, 01/15/2030
(g)
36,090 31,697
XHR LP
4.88%, 06/01/2029
(g)
30,543 29,022
6.63%, 05/15/2030
(g)
2,540 2,567
$ 210,688
Retail - 5 .09%
Academy Ltd
6.00%, 11/15/2027
(g)
12,385 12,367
Bath & Body Works Inc
5.25%, 02/01/2028 12,290 12,192
6.63%, 10/01/2030
(g)
14,105 14,361
6.75%, 07/01/2036 11,210 11,447
6.95%, 03/01/2033 2,750 2,793
Carvana Co
11.00%, PIK 13.00%; 06/01/2030
(g),(l),(m)
29,095 32,298
Doman Building Materials Group Ltd
5.25%, 05/15/2026
(g)
CAD 8,370 5,756
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Retail (continued)
Fertitta Entertainment LLC / Fertitta Entertainment
Finance Co Inc
4.63%, 01/15/2029
(f),(g)
$ 45,420 $ 42,783
6.75%, 01/15/2030
(g)
17,945 16,904
Gap Inc/The
3.63%, 10/01/2029
(g)
24,460 22,250
3.88%, 10/01/2031
(g)
8,000 7,016
Macy's Retail Holdings LLC
6.13%, 03/15/2032
(g)
18,738 17,721
Park River Holdings Inc
5.63%, 02/01/2029
(g)
18,490 15,812
Patrick Industries Inc
4.75%, 05/01/2029
(f),(g)
10,705 10,202
6.38%, 11/01/2032
(g)
12,790 12,611
PetSmart Inc / PetSmart Finance Corp
4.75%, 02/15/2028
(g)
13,350 12,795
7.75%, 02/15/2029
(g)
2,750 2,741
Specialty Building Products Holdings LLC / SBP
Finance Corp
7.75%, 10/15/2029
(g)
9,020 9,227
Victra Holdings LLC / Victra Finance Corp
8.75%, 09/15/2029
(g)
42,280 44,773
$ 306,049
Savings & Loans - 0 .00%
Washington Mutual Bank / Henderson NV
0.00%, 06/15/2011
(d),(e)
3,500 —
0.00%, 01/15/2013
(d)
3,000 —
0.00%, 01/15/2015
(d),(e)
2,000 —
$ —
Semiconductors - 0 .52%
ams-OSRAM AG
12.25%, 03/30/2029
(g)
31,554 31,317
Software - 1 .32%
Cloud Software Group Inc
6.50%, 03/31/2029
(g)
3,290 3,234
9.00%, 09/30/2029
(g)
32,680 33,469
Open Text Corp
3.88%, 12/01/2029
(g)
31,615 28,989
Open Text Holdings Inc
4.13%, 12/01/2031
(g)
14,960 13,409
$ 79,101
Telecommunications - 3 .63%
Altice Financing SA
5.00%, 01/15/2028
(g)
23,775 19,230
Altice France SA
5.50%, 10/15/2029
(g)
9,575 7,617
8.13%, 02/01/2027
(g)
19,100 16,037
Connect Finco SARL / Connect US Finco LLC
9.00%, 09/15/2029
(g)
22,540 20,203
EchoStar Corp
10.75%, 11/30/2029 13,795 14,871
Frontier Communications Holdings LLC
5.88%, 11/01/2029 10,630 10,594
Level 3 Financing Inc
10.00%, 10/15/2032
(g)
13,705 13,665
10.50%, 05/15/2030
(g)
19,280 21,010
10.75%, 12/15/2030
(g)
19,530 21,981
Sunrise HoldCo IV BV
5.50%, 01/15/2028
(g)
25,285 24,983
Viavi Solutions Inc
3.75%, 10/01/2029
(g)
27,375 24,905
Windstream Services LLC / Windstream Escrow
Finance Corp
8.25%, 10/01/2031
(g)
6,950 7,193
Zayo Group Holdings Inc
4.00%, 03/01/2027
(g)
6,485 6,119
6.13%, 03/01/2028
(g)
11,110 9,845
$ 218,253

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Textiles - 0 .24%
Eagle Intermediate Global Holding BV/Eagle US
Finance LLC
7.50%, 05/01/2025
(g)
$ 7,500 $ 6,750
Linx Capital Ltd
15.20%, PIK 15.20%; 04/01/2025
(g),(l),(m)
EUR 7,832 7,719
$ 14,469
Transportation - 1 .67%
Brightline East LLC
11.00%, 01/31/2030
(g)
$ 19,570 18,964
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC
0.00%, 01/15/2022
(d),(e)
18,905 94
SFL Corp Ltd
7.25%, 05/12/2026
(g)
8,200 8,220
7.75%, 01/29/2030
(g)
23,600 23,407
8.25%, 04/19/2028 10,200 10,545
8.88%, 02/01/2027 8,700 8,939
Watco Cos LLC / Watco Finance Corp
7.13%, 08/01/2032
(g)
29,290 30,364
$ 100,533
TOTAL BONDS $ 5,526,019
CONVERTIBLE BONDS - 0 .00%
Principal
Amount (000's) Value (000's)
Food - 0 .00%
Fresh Express Delivery Holding Group Co Ltd
- Escrow
0.00%, 11/09/2009
(d),(e)
HKD 46,500 $ —
0.00%, 10/18/2010
(d),(e)
CNH 245,000 —
$ —
TOTAL CONVERTIBLE BONDS $ —
SENIOR FLOATING RATE INTERESTS
- 5 .18%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 0 .03%
TransDigm Inc Term Loan J
6.83%, 02/28/2031
(n)
$ 2,025 $ 2,033
CME Term Secured Overnight Financing
Rate 3 Month + 2.50%
Airlines - 0 .70%
AAdvantage Loyalty IP Ltd Term Loan
9.30%, 04/20/2028
(n)
24,852 25,435
CME Term Secured Overnight Financing
Rate 3 Month + 4.75%
SkyMiles IP Ltd Term Loan B
0.00%, 09/16/2027
(n),(o)
1,375 1,399
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
United Airlines Inc Term Loan B
6.30%, 02/22/2031
(n)
4,117 4,125
CME Term Secured Overnight Financing
Rate 3 Month + 2.00%
WestJet Loyalty LP Term Loan B
7.58%, 01/31/2031
(n)
10,890 10,922
CME Term Secured Overnight Financing
Rate 3 Month + 3.75%
$ 41,881
Automobile Parts & Equipment - 0 .06%
Tenneco Inc Term Loan B
9.62%, 11/17/2028
(n)
3,800 3,660
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Building Materials - 0 .14%
Quikrete Holdings Inc
0.00%, 01/31/2032
(n),(o)
8,150 8,185
CME Term Secured Overnight Financing
Rate 1 Month + 2.25%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Chemicals - 0 .47%
Advancion Holdings LLC Term Loan
12.16%, 11/24/2028
(n)
$ 25,457 $ 24,852
CME Term Secured Overnight Financing
Rate 1 Month + 7.75%
Consolidated Energy Finance SA Term Loan B
0.00%, 11/15/2030
(n),(o)
3,500 3,394
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 28,246
Commercial Services - 0 .31%
Aggreko Holdings Inc Term Loan B
0.00%, 08/16/2029
(n),(o)
6,000 6,034
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Garda World Security Corp Term Loan B
0.00%, 02/01/2029
(n),(o)
2,000 2,003
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Veritiv Operating Co Term Loan B
8.83%, 11/30/2030
(n)
10,783 10,789
CME Term Secured Overnight Financing
Rate 3 Month + 4.50%
$ 18,826
Consumer Products - 0 .06%
Kronos Acquisition Holdings Inc Term Loan B
8.29%, 06/27/2031
(n)
3,935 3,713
CME Term Secured Overnight Financing
Rate 3 Month + 4.00%
Diversified Financial Services - 0 .02%
Russell Investments US Institutional Holdco Inc
PIK Term Loan B
0.00%, 05/30/2027
(n),(o)
1,126 1,082
CME Term Secured Overnight Financing
Rate 3 Month + 5.00%
Food - 0 .23%
Fiesta Purchaser Inc Term Loan B
8.01%, 02/12/2031
(n)
13,603 13,632
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Forest Products & Paper - 0 .13%
Spectrum Group Buyer Inc Term Loan B
5.29%, PIK 0.00%, 05/19/2028
(m),(n)
9,493 8,011
CME Term Secured Overnight Financing
Rate 3 Month + 6.50%
Healthcare - Services - 0 .43%
LifePoint Health Inc Term Loan B
7.96%, 05/17/2031
(n)
4,648 4,622
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
8.05%, 05/16/2031
(n)
21,105 21,015
CME Term Secured Overnight Financing
Rate 1 Month + 3.75%
$ 25,637
Insurance - 0 .10%
Acrisure LLC Term Loan B6
7.76%, 11/06/2030
(n)
5,816 5,820
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Investment Companies - 0 .10%
Teide Ltd PIK Term Loan
10.00%, 08/01/2026
(n)
EUR 14,395 5,992
Iron & Steel - 0 .17%
TMS International Corp/DE Term Loan B6
8.26%, 03/02/2030
(n)
$ 9,920 9,995
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Lodging - 0 .07%
Fertitta Entertainment LLC/NV Term Loan B
7.81%, 01/27/2029
(n)
$ 4,200 $ 4,220
CME Term Secured Overnight Financing
Rate 1 Month + 3.50%
Media - 0 .56%
CSC Holdings LLC Term Loan B5
7.17%, 04/15/2027
(n)
1,366 1,269
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
Directv Financing LLC Tern Loan Extended
9.80%, 08/02/2029
(n)
12,291 12,196
CME Term Secured Overnight Financing
Rate 3 Month + 5.25%
Gray Media Inc Term Loan F
9.59%, 05/23/2029
(n)
6,104 5,766
CME Term Secured Overnight Financing
Rate 1 Month + 5.25%
iHeartCommunications Inc Term Loan
0.00%, 05/01/2029
(n),(o)
16,480 14,605
CME Term Secured Overnight Financing
Rate 1 Month + 5.78%
$ 33,836
Mining - 0 .44%
Arsenal AIC Parent LLC Term Loan B
7.56%, 08/18/2030
(n)
26,174 26,265
CME Term Secured Overnight Financing
Rate 1 Month + 3.25%
Packaging & Containers - 0 .05%
Mauser Packaging Solutions Holding Co Term Loan
B1
7.34%, 04/15/2027
(n)
3,316 3,333
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
Pharmaceuticals - 0 .15%
Endo Finance Holdings Inc Term Loan B
8.31%, 04/23/2031
(n)
8,968 9,028
CME Term Secured Overnight Financing
Rate 1 Month + 4.00%
Retail - 0 .34%
IRB Holding Corp Term Loan B
7.26%, 12/15/2027
(n)
15,790 15,837
CME Term Secured Overnight Financing
Rate 1 Month + 2.50%
MITER Brands Acquisition Holdco Inc Term Loan
B2
7.31%, 03/28/2031
(n)
4,418 4,449
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 20,286
Software - 0 .08%
Cloud Software Group Inc Term Loan B1
7.83%, 03/30/2029
(n)
5,038 5,069
CME Term Secured Overnight Financing
Rate 3 Month + 3.50%
Telecommunications - 0 .54%
Altice France SA Term Loan B11
0.00%, 07/31/2025
(n),(o)
8,000 7,309
CME Term Secured Overnight Financing
Rate 1 Month + 2.75%
CommScope LLC Term Loan
0.00%, 12/17/2029
(n),(o)
14,690 14,999
CME Term Secured Overnight Financing
Rate 1 Month + 5.50%
SENIOR FLOATING RATE INTERESTS
(continued)
Principal
Amount (000’s) Value (000’s)
Telecommunications (continued)
Zayo Group Holdings Inc Term Loan B
7.87%, 03/09/2027
(n)
$ 10,455 $ 10,048
CME Term Secured Overnight Financing
Rate 1 Month + 3.00%
$ 32,356
TOTAL SENIOR FLOATING RATE INTERESTS $ 311,106
Total Investments $ 6,173,948
Other Assets and Liabilities -  (2.67)% (160,407)
TOTAL NET ASSETS - 100.00% $ 6,013,541
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $90,285 or
1.50% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $86,410 or 1.44% of net assets.
(g) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $4,808,677 or 79.96% of net assets.
(h) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j) Security is a contingent convertible security, ("CoCo"). CoCo's are hybrid debt securities that may convert to equity or have their principal written down upon occurrence of certain "triggers". At the end of the period, the value of these securities totaled $73,990 or 1.23% of net assets.
(k) Security purchased on a when-issued basis.
(l) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(m) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(n) Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o) This Senior Floating Rate Note will settle after January 31, 2025, at which time the interest rate will be determined.

Schedule of Investments
High Yield Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 329,982 $ 644,587 $ 656,353 $ 318,216
$ 329,982 $ 644,587 $ 656,353 $ 318,216
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 2,614 $ — $ — $ —
$ 2,614 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
JPMorgan Chase 02/25/2025 $ 69 GBP 57 $ — $ (1)
JPMorgan Chase 02/25/2025 $ 13,817 EUR 13,396 — (92)
JPMorgan Chase 02/25/2025 $ 5,806 CAD 8,358 50 —
Total $ 50 $ (93)
Amounts in thousands.

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .28 % Shares Held Value (000's)
Money Market Funds - 0 .28%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
6,113,012 $ 6,113
TOTAL INVESTMENT COMPANIES $ 6,113
BONDS - 4 .91%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 1 .20%
ARES Commercial Mortgage Trust 2024-IND
6.00%, 07/15/2041
(c)
$ 2,145 $ 2,153
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BAHA Trust 2024-MAR
6.17%, 12/10/2041
(c),(d)
2,130 2,167
BAMLL Trust 2024-BHP
6.66%, 08/15/2039
(c)
1,310 1,312
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.35%
BFLD 2024-VICT Mortgage Trust
6.20%, 07/15/2041
(c)
570 572
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.89%
BHMS 2018-ATLS
5.85%, 07/15/2035
(c)
900 900
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.55%
BX Commercial Mortgage Trust 2024-AIRC
6.00%, 08/15/2039
(c)
750 755
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.60%, 12/15/2039
(c)
660 660
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Commercial Mortgage Trust 2024-KING
5.85%, 05/15/2034
(c)
1,895 1,902
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2024-MDHS
5.95%, 05/15/2041
(c)
1,273 1,278
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
BX Commercial Mortgage Trust 2024-XL4
7.45%, 02/15/2039
(c)
710 711
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 3.14%
BX Trust 2024-VLT4
5.80%, 07/15/2029
(c)
1,702 1,711
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
COMM 2024-WCL1 MORTGAGE TRUST
6.15%, 06/15/2041
(c)
840 837
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
CONE Trust 2024-DFW1
5.95%, 08/15/2041
(c)
320 321
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.64%
DBGS 2024-SBL
6.19%, 08/15/2034
(c)
1,545 1,552
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.88%
DBSG 2024-ALTA Mortgage Trust
5.95%, 06/10/2037
(c),(d)
330 335
ELM Trust 2024-ELM
5.99%, 06/10/2039
(c),(d)
680 688
5.99%, 06/10/2039
(c),(d)
680 689
Ginnie Mae
1.60%, 03/16/2047
(d),(e)
65 —
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Corp Trust 2021-DM
5.31%, 11/15/2036
(c)
$ 1,250 $ 1,245
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.00%
GWT 2024-WLF2
6.00%, 05/15/2041
(c)
1,480 1,487
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
HIH Trust 2024-61P
6.15%, 10/15/2041
(c)
2,475 2,489
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.84%
HILT COMMERCIAL MORTGAGE TRUST
2024-ORL
5.85%, 05/15/2037
(c)
745 746
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
HONO 2021-LULU Mortgage Trust
5.57%, 10/15/2036
(c)
220 217
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.26%
LBA Trust 2024-BOLT
5.90%, 06/15/2039
(c)
1,270 1,270
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
$ 25,997
Home Equity Asset Backed Securities - 0 .00%
Argent Securities Trust 2006-W3
4.67%, 04/25/2036 23 7
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.35%
Countrywide Asset-Backed Certificates
5.55%, 12/25/2032 5 5
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.24%
Long Beach Mortgage Loan Trust 2004-2
5.22%, 06/25/2034 12 12
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.91%
Option One Mortgage Loan Trust 2005-1
5.93%, 02/25/2035 23 16
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.61%
$ 40
Mortgage Backed Securities - 1 .39%
A&D Mortgage Trust 2024-NQM5
5.70%, 11/25/2069
(c)
2,096 2,099
ACRA Trust 2024-NQM1
5.61%, 10/25/2064
(c),(d)
1,052 1,053
Alternative Loan Trust 2006-OA6
4.95%, 07/25/2046 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.63%
BRAVO Residential Funding Trust 2023-NQM3
4.85%, 09/25/2062
(c),(d)
1,545 1,523
Chase Mortgage Finance Trust Series 2007-A2
7.26%, 06/25/2035
(d)
4 4
COLT 2024-6 Mortgage Loan Trust
5.39%, 11/25/2069
(c),(d)
1,492 1,486
Cross 2024-H7 Mortgage Trust
5.59%, 11/25/2069
(c),(d)
1,992 1,991
Cross 2025-H1 Mortgage Trust
5.74%, 02/25/2070
(c),(d)
2,625 2,625
CSMC 2022-NQM4 Trust
4.82%, 06/25/2067
(c),(d)
1,225 1,212
CSMC 2022-NQM5 Trust
5.17%, 05/25/2067
(c),(d)
2,291 2,280

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
Deephaven Residential Mortgage Trust 2024-1
5.74%, 07/25/2069
(c),(d)
$ 1,143 $ 1,144
Ellington Financial Mortgage Trust 2021-3
1.24%, 09/25/2066
(c),(d)
1,883 1,523
Fannie Mae REMIC Trust 2004-W5
4.92%, 02/25/2047 9 9
1.00 x 30 Day Average Secured Overnight
Financing Rate + 0.56%
GCAT 2021-NQM4 Trust
1.09%, 08/25/2066
(c),(d)
2,291 1,858
HOMES 2025-AFC1 Trust
5.73%, 01/25/2060
(c),(d)
1,415 1,418
Impac CMB Trust Series 2004-5
6.75%, 10/25/2034 2 2
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.44%
Impac CMB Trust Series 2004-6
5.41%, 10/25/2034 1 1
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.09%
Impac CMB Trust Series 2005-1
5.05%, 04/25/2035 18 17
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.73%
Impac CMB Trust Series 2005-5
5.19%, 08/25/2035 5 4
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
J.P. Morgan Mortgage Trust 2023-DSC1
4.62%, 07/25/2063
(c),(d)
833 810
Merrill Lynch Alternative Note Asset Trust Series
2007-A3
4.85%, 04/25/2037 1,234 431
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.53%
Morgan Stanley Residential Mortgage Loan Trust
2025-NQM1
5.74%, 11/25/2069
(c),(d)
1,400 1,400
NYMT Loan Trust 2024-INV1
5.38%, 06/25/2069
(c),(d)
2,260 2,247
PRKCM 2022-AFC2 Trust
5.33%, 08/25/2057
(c),(d)
435 432
SG Residential Mortgage Trust 2021-1
1.16%, 07/25/2061
(c),(d)
2,228 1,788
SG Residential Mortgage Trust 2022-2
5.35%, 08/25/2062
(c),(d)
573 570
Verus Securitization Trust 2022-7
5.15%, 07/25/2067
(c),(d)
1,618 1,608
Verus Securitization Trust 2022-INV2
6.79%, 10/25/2067
(c),(d)
549 552
WaMu Mortgage Pass-Through Certificates Series
2005-AR2 Trust
5.17%, 01/25/2045 9 9
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
$ 30,098
Other Asset Backed Securities - 0 .54%
AMSR 2022-SFR3 Trust
4.00%, 10/17/2039
(c)
2,091 1,995
AMSR 2023-SFR2 Trust
3.95%, 06/17/2040
(c)
750 698
New Residential Mortgage Loan Trust 2022-SFR2
4.00%, 09/04/2039
(c)
2,035 1,923
Progress Residential 2022-SFR6 Trust
6.04%, 07/20/2039
(c)
1,990 1,995
Progress Residential 2022-SFR7 Trust
5.50%, 10/27/2039
(c)
3,320 3,299
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Tricon Residential 2024-SFR2 Trust
6.00%, 06/17/2040
(c)
$ 1,805 $ 1,795
$ 11,705
Sovereign - 1 .78%
Brazil Notas do Tesouro Nacional Serie F
9.76%, 01/01/2029 BRL 8,500 1,262
9.76%, 01/01/2035 19,532 2,547
Bundesrepublik Deutschland Bundesanleihe
2.50%, 08/15/2054 EUR 3,392 3,370
European Union
2.50%, 10/04/2052 1,175 1,024
3.00%, 03/04/2053 12,744 12,238
Israel Government International Bond
5.75%, 03/12/2054 $ 393 365
Kingdom of Belgium Government Bond
3.30%, 06/22/2054
(c)
EUR 3,432 3,351
Mexican Bonos
7.75%, 11/23/2034 MXN 24,000 996
8.50%, 03/01/2029 16,500 762
8.50%, 05/31/2029 17,090 790
Mexico Government International Bond
3.50%, 02/12/2034 $ 663 530
6.35%, 02/09/2035 4,389 4,308
United Kingdom Gilt
4.38%, 07/31/2054 GBP 6,438 7,089
$ 38,632
TOTAL BONDS $ 106,472
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 96 .56%
Principal
Amount (000's) Value (000's)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 2 .21%
5.00%, 02/01/2055
(f)
$ 12,703 $ 12,266
5.50%, 02/01/2055
(f)
18,955 18,719
6.00%, 02/01/2055
(f)
13,746 13,840
6.00%, 03/01/2055
(f)
3,200 3,217
$ 48,042
U.S. Treasury - 0 .12%
3.00%, 02/15/2049 3,625 2,645
U.S. Treasury Inflation-Indexed Obligations - 94 .23%
0.13%, 04/15/2026 50,984 50,111
0.13%, 07/15/2026 60,237 59,295
0.13%, 10/15/2026 38,528 37,770
0.13%, 04/15/2027 79,302 76,760
0.13%, 01/15/2030 65,279 60,019
0.13%, 07/15/2030 73,043 66,757
0.13%, 01/15/2031 71,415 64,273
0.13%, 07/15/2031 73,293 65,520
0.13%, 01/15/2032 83,755 73,692
0.13%, 02/15/2051 25,739 14,427
0.13%, 02/15/2052 25,528 14,069
0.25%, 07/15/2029 55,792 52,343
0.25%, 02/15/2050 30,550 18,139
0.38%, 01/15/2027 6,147 6,012
0.38%, 07/15/2027 60,715 59,188
0.50%, 01/15/2028 42,091 40,708
0.63%, 07/15/2032 84,615 76,803
0.63%, 02/15/2043 28,460 21,261
0.75%, 07/15/2028 50,856 49,435
0.75%, 02/15/2042 28,715 22,443
0.75%, 02/15/2045 40,018 29,579
0.88%, 01/15/2029 46,764 45,190
0.88%, 02/15/2047 27,303 20,144
1.00%, 02/15/2046 22,171 17,025
1.00%, 02/15/2048 18,257 13,690
1.00%, 02/15/2049 14,193 10,514
1.13%, 01/15/2033 84,747 79,052
1.25%, 04/15/2028 58,108 57,252
1.38%, 07/15/2033 83,088 78,903

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury Inflation-Indexed Obligations (continued)
1.38%, 02/15/2044 $ 36,546 $ 31,008
1.50%, 02/15/2053 33,279 26,984
1.63%, 10/15/2027 73,791 74,079
1.63%, 10/15/2029 67,454 67,064
1.75%, 01/15/2028 27,250 27,328
1.75%, 01/15/2034 85,208 82,824
1.88%, 07/15/2034
(g)
85,860 84,411
2.13%, 04/15/2029 78,377 79,313
2.13%, 01/15/2035 33,245 33,243
2.13%, 02/15/2040 15,394 15,126
2.13%, 02/15/2041 22,315 21,915
2.13%, 02/15/2054 31,020 29,042
2.38%, 01/15/2027 29,537 30,019
2.38%, 10/15/2028 58,933 60,489
2.50%, 01/15/2029 25,045 25,750
3.38%, 04/15/2032 10,479 11,454
3.63%, 04/15/2028 27,660 29,300
3.88%, 04/15/2029 32,256 34,916
$ 2,044,639
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 2,095,326
TOTAL PURCHASED OPTIONS - 0.01% $ 174
TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.02% $ 449
Total Investments $ 2,208,534
Other Assets and Liabilities -  (1.78)% (38,694)
TOTAL NET ASSETS - 100.00% $ 2,169,840
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $70,672 or 3.26% of net assets.
(d) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e) Security is an Interest Only Strip.
(f) Security was purchased in a "to-be-announced" ("TBA") transaction.
(g) Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $243 or 0.01% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 20,980 $ 72,944 $ 87,811 $ 6,113
$ 20,980 $ 72,944 $ 87,811 $ 6,113
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 47 $ — $ — $ —
$ 47 $ — $ — $ —
Amounts in thousands.
Options
Purchased Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; June 2025
N/A 2,787 $ 6,968 $ 96 .25 04/11/2025 $ 973 $ 174 $ (799)
Total $ 973 $ 174 $ (799)
Written Options Outstanding Counterparty
Contracts/
Shares Notional Amount Exercise Price Expiration Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 3 Month Secured Overnight
Financing Rate Future; June 2025
N/A 2,787 $ 6,968 $ 97 .00 04/11/2025 $ (265) $ (35) $ 230
Total $ (265) $ (35) $ 230
Amounts in thousands except contracts/shares.

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

Interest Rate Swaptions
Purchased Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference    Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Payments Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual $ 435,756 3.74% 05/16/2025 $ 938 $ 258 $ (680)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 215,099 3.74% 05/16/2025 428 127 (301)
Call - 1 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 3.74% Annual 107,550 3.74% 05/16/2025 233 64 (169)
Total $ 1,599 $ 449 $ (1,150)
Written Swaptions
Outstanding Counterparty
Paid by the Fund
Rate/Reference  Frequency
Received by the Fund
Rate/Reference  Frequency
Notional
Amount
Exercise
Rate
Expiration
Date
Upfront
Receipts Fair Value
Unrealized
Appreciation/
(Depreciation)
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual $ 435,756 2.94% 05/16/2025 $ (254) $ (29) $ 225
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 215,099 2.94% 05/16/2025 (95) (14) 81
Call - 1 Year Interest
Rate Swap
Citigroup Inc 2.94% Annual Secured
Overnight
Financing Rate
Annual 107,550 2.94% 05/16/2025 (52) (7) 45
Call - 10 Year Interest
Rate Swap
Citigroup Inc 3.21% Annual Secured
Overnight
Financing Rate
Annual 10,325 3.21% 06/04/2025 (84) (15) 69
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.80% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.80% 04/04/2025 (24) — 24
Call - 10 Year Interest
Rate Swap
Deutsche Bank
AG
2.76% Annual Secured
Overnight
Financing Rate
Annual 2,854 2.76% 03/28/2025 (22) — 22
Call - 10 Year Interest
Rate Swap
JPMorgan
Chase
2.76% Annual Secured
Overnight
Financing Rate
Annual 5,681 2.76% 03/28/2025 (46) — 46
Put - 10 Year Interest
Rate Swap
Citigroup Inc Secured
Overnight
Financing Rate
Annual 4.21% Annual 10,325 4.21% 06/04/2025 (93) (143) (50)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.76% Annual 2,854 3.76% 03/28/2025 (26) (89) (63)
Put - 10 Year Interest
Rate Swap
Deutsche Bank
AG
Secured
Overnight
Financing Rate
Annual 3.80% Annual 2,854 3.80% 04/04/2025 (24) (82) (58)
Put - 10 Year Interest
Rate Swap
JPMorgan
Chase
Secured
Overnight
Financing Rate
Annual 3.76% Annual 5,681 3.76% 03/28/2025 (50) (177) (127)
Total $ (770) $ (556) $ 214
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
ASX 90 Day Bank Bill; December 2025 Long 145 $ 89,345 $ 39
ASX 90 Day Bank Bill; March 2025 Short 145 89,244 (12)
Canada 10 Year Bond; March 2025 Short 85 7,248 (213)
Euribor; December 2025 Short 64 16,270 (17)
Euro Buxl 30 Year Bond; March 2025 Short 38 5,082 186
ICE 3 Month Sterling Overnight Index Average; December 2025 Long 55 16,378 26
US 10 Year Note; March 2025 Short 9 980 (3)
US 10 Year Ultra Note; March 2025 Short 265 29,514 (99)
US 2 Year Note; March 2025 Long 555 114,122 31
US 5 Year Note; March 2025 Long 15 1,596 (3)
US Long Bond; March 2025 Short 31 3,531 83
US Ultra Bond; March 2025 Short 50 5,924 (27)
Total $ (9)
Amounts in thousands except contracts.

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

Foreign Currency Contracts
Unrealized Appreciation/(Depreciation)
Counterparty Settlement Date Currency to Accept Currency to Deliver Asset Liability
Bank of America NA 02/04/2025 GBP 668 $ 833 $ — $ (5)
Bank of America NA 02/04/2025 $ 11,310 GBP 8,952 211 —
Bank of America NA 03/04/2025 $ 28 CAD 40 — —
Bank of America NA 03/04/2025 $ 833 GBP 668 5 —
Bank of New York Mellon 02/04/2025 GBP 2,713 $ 3,311 53 —
Barclays Bank PLC 02/04/2025 GBP 406 $ 508 — (5)
Barclays Bank PLC 02/04/2025 CAD 98 $ 68 — (1)
Barclays Bank PLC 02/04/2025 EUR 919 $ 961 — (8)
Barclays Bank PLC 02/04/2025 JPY 11,944 $ 77 — —
Barclays Bank PLC 02/04/2025 $ 122 AUD 196 — —
Barclays Bank PLC 02/04/2025 $ 140 CAD 201 2 —
Barclays Bank PLC 02/04/2025 $ 1,086 EUR 1,043 5 —
Barclays Bank PLC 03/04/2025 $ 78 JPY 11,944 1 —
Barclays Bank PLC 03/04/2025 $ 68 CAD 98 1 —
Barclays Bank PLC 03/19/2025 $ 2,464 MXN 50,575 38 —
BNP Paribas 02/04/2025 AUD 196 $ 122 — —
BNP Paribas 02/04/2025 GBP 4,333 $ 5,403 — (30)
BNP Paribas 03/04/2025 $ 6,428 GBP 5,159 32 —
CIBC World Markets Corp 02/04/2025 GBP 4,992 $ 6,347 — (157)
CIBC World Markets Corp 02/04/2025 $ 9 GBP 7 — —
Citigroup Inc 03/19/2025 BRL 197 $ 32 1 —
Citigroup Inc 03/19/2025 $ 5,165 BRL 31,732 — (215)
Cowen Group 02/04/2025 $ 1,511 JPY 236,596 — (14)
Cowen Group 03/19/2025 BRL 4,082 $ 660 32 —
Goldman Sachs & Co 02/04/2025 JPY 733,908 $ 4,725 7 —
Goldman Sachs & Co 02/04/2025 $ 1,158 GBP 950 — (20)
Goldman Sachs & Co 03/04/2025 $ 223 EUR 214 — —
Goldman Sachs & Co 03/19/2025 MXN 15,370 $ 753 — (16)
Goldman Sachs & Co 03/19/2025 $ 2,928 MXN 60,244 38 —
HSBC Securities Inc 02/04/2025 EUR 861 $ 879 14 —
HSBC Securities Inc 02/04/2025 $ 3,252 JPY 509,256 — (32)
HSBC Securities Inc 02/04/2025 $ 553 EUR 535 — (2)
JPMorgan Chase 02/04/2025 EUR 18,850 $ 19,613 — (58)
JPMorgan Chase 02/04/2025 $ 754 EUR 712 15 —
JPMorgan Chase 03/04/2025 $ 19,638 EUR 18,850 61 —
JPMorgan Chase 03/19/2025 BRL 21,090 $ 3,403 172 —
JPMorgan Chase 03/19/2025 $ 1,115 BRL 6,832 — (43)
Royal Bank of Scotland 02/04/2025 $ 1,178 GBP 963 — (16)
Royal Bank of Scotland 02/04/2025 $ 19,693 EUR 18,608 389 —
Standard Chartered Bank, Hong Kong 02/04/2025 $ 82 EUR 80 — (1)
UBS AG 02/04/2025 $ 2,859 GBP 2,241 80 —
UBS AG 03/19/2025 MXN 49,594 $ 2,415 — (36)
Total $ 1,157 $ (659)
Amounts in thousands.
Exchange Cleared Credit Default Swaps
Sell Protection
Reference Entity
Implied Credit
Spread as of
January 31,
2025
(a)
(Pay)/
Receive Fixed
Rate
Payment
Frequency Maturity Date
Notional
Amount
(b)
Upfront
Payments/
(Receipts)
Unrealized
Appreciation/
(Depreciation) Fair Value
(c)
CDX.NA.HY.43 N/A 5.00% Quarterly 12/20/2029 $ 45,273 $ 3,186 $ 478 $ 3,664
Total $ 3,186 $ 478 $ 3,664
Amounts in thousands.
(a) Implied credit spreads, represented in absolute terms, used in determining the fair value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.
Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs is $45,273.
(c) The price and resulting fair value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing fair values of the swap, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
6 Month Euro Interbank Offered
Rate
Receive 2.54% Annual Semiannual N/A 04/22/2054 EUR 1,325 $ (91) $ 3 $ (88)
6 Month Euro Interbank Offered
Rate
Receive 2.25% Annual Semiannual N/A 10/02/2054 3,100 (18) 4 (14)
6 Month Euro Interbank Offered
Rate
Receive 2.27% Annual Semiannual N/A 10/17/2054 1,800 (19) 3 (16)
6 Month Euro Interbank Offered
Rate
Pay 2.44% Semiannual Annual N/A 06/24/2054 278 14 (1) 13
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/20/2054 401 (19) 2 (17)
6 Month Euro Interbank Offered
Rate
Receive 2.43% Annual Semiannual N/A 06/19/2054 414 (19) 1 (18)
6 Month Euro Interbank Offered
Rate
Pay 2.18% Semiannual Annual N/A 11/07/2054 277 (2) (1) (3)
6 Month Euro Interbank Offered
Rate
Receive 2.24% Annual Semiannual N/A 09/19/2054 1,550 (4) 2 (2)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 03/01/2054 815 (52) 4 (48)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 3,392 (217) 16 (201)
6 Month Euro Interbank Offered
Rate
Receive 2.51% Annual Semiannual N/A 02/20/2054 1,605 (100) 7 (93)
6 Month Euro Interbank Offered
Rate
Receive 2.49% Annual Semiannual N/A 02/19/2054 1,605 (94) 7 (87)
6 Month Euro Interbank Offered
Rate
Receive 2.14% Annual Semiannual N/A 01/06/2055 1,000 19 — 19
6 Month Euro Interbank Offered
Rate
Receive 2.46% Annual Semiannual N/A 03/22/2054 342 (18) 2 (16)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.51% Maturity Maturity N/A 11/08/2054 $ 1,310 $ (5) — (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Pay 2.48% Maturity Maturity N/A 02/03/2055 2,805 (6) 1 (5)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.33% Maturity Maturity N/A 10/08/2026 10,080 58 — 58
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.59% Maturity Maturity N/A 01/29/2027 46,595 48 — 48
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.61% Maturity Maturity N/A 12/12/2027 16,230 137 — 137
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.20% Maturity Maturity N/A 10/02/2026 10,865 87 — 87
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.31% Maturity Maturity N/A 08/23/2049 150 4 — 4
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.42% Maturity Maturity N/A 05/22/2028 13,840 180 — 180
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.32% Maturity Maturity N/A 11/21/2026 5,015 41 — 41
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.05% Maturity Maturity N/A 09/13/2026 8,165 88 — 88
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.55% Maturity Maturity N/A 02/03/2030 4,695 3 — 3
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.55% Maturity Maturity N/A 05/07/2049 380 (4) — (4)
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.47% Maturity Maturity N/A 07/15/2049 385 — — —
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.18% Maturity Maturity N/A 08/07/2028 10,805 145 — 145
Consumer Price All Urban Non-
Seasonally Adjusted Index
Receive 2.51% Maturity Maturity N/A 03/25/2029 3,135 13 — 13
Secured Overnight Financing
Rate
Receive 3.77% Annual Annual N/A 04/03/2035 2,264 64 — 64
Secured Overnight Financing
Rate
Receive 3.82% Annual Annual N/A 04/03/2035 1,142 28 — 28
Secured Overnight Financing
Rate
Receive 3.93% Annual Annual N/A 04/03/2035 2,854 44 — 44
Secured Overnight Financing
Rate
Pay 3.77% Annual Annual N/A 04/03/2035 573 (16) — (16)

Schedule of Investments
Inflation Protection Fund
January 31, 2025 (unaudited)
See accompanying notes.

Exchange Cleared Interest Rate Swaps (continued)
Floating Rate Index
(Pay)/
Receive
Floating
Rate
Fixed
Rate
Payment
Frequency
Paid by
Fund
Payment
Frequency
Received
by Fund
Effective
Date
(a)
Maturity
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Upfront
Payments/(Receipts)
Fair
Value
Secured Overnight Financing
Rate
Receive 3.95% Annual Annual N/A 06/04/2035 4,130 $ 55 $ — $ 55
Secured Overnight Financing
Rate
Pay 4.00% Annual Annual N/A 03/19/2035 9,199 (87) 1 (86)
Secured Overnight Financing
Rate
Receive 4.18% Annual Annual N/A 06/04/2035 3,098 (15) — (15)
Secured Overnight Financing
Rate
Receive 4.30% Annual Annual N/A 06/04/2035 2,065 (31) — (31)
Secured Overnight Financing
Rate
Receive 3.93% Annual Annual N/A 06/04/2035 4,130 62 — 62
United Kingdom Retail Prices
Index
Receive 3.17% Maturity Maturity N/A 01/15/2055 GBP 2,028 $ 6 — 6
Total $ 279 $ 51 $ 330
Amounts in thousands.
(a)     Forward swap.

Schedule of Investments
International Equity Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .06 % Shares Held Value (000's)
Money Market Funds - 0 .06%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
1 $ —
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
139,020 139
$ 139
TOTAL INVESTMENT COMPANIES $ 139
COMMON STOCKS - 99 .60 % Shares Held Value (000's)
Aerospace & Defense - 6 .22%
Airbus SE 36,107 $ 6,246
BAE Systems PLC 450,665 6,812
$ 13,058
Apparel - 4 .40%
PRADA SpA 487,900 3,912
Samsonite International SA
(d)
1,827,600 5,324
$ 9,236
Automobile Manufacturers - 3 .62%
Daimler Truck Holding AG 91,797 4,043
Toyota Motor Corp 188,200 3,570
$ 7,613
Automobile Parts & Equipment - 1 .92%
Toyota Industries Corp 48,300 4,030
Banks - 11 .64%
AIB Group PLC 1,098,756 6,461
Erste Group Bank AG 122,457 7,528
National Bank of Greece SA 465,926 4,038
NatWest Group PLC 395,162 2,107
Sberbank of Russia PJSC ADR
(e)
194,243 —
UniCredit SpA 94,116 4,322
$ 24,456
Biotechnology - 0 .25%
Zai Lab Ltd ADR
(e)
19,612 533
Building Materials - 2 .81%
CRH PLC 59,552 5,892
Coal - 2 .18%
Teck Resources Ltd 112,300 4,587
Cosmetics & Personal Care - 4 .09%
Unilever PLC 150,088 8,597
Engineering & Construction - 1 .80%
Technip Energies NV 133,354 3,778
Entertainment - 1 .88%
Entain PLC 454,165 3,943
Food - 1 .11%
Loblaw Cos Ltd 18,600 2,329
Magnit PJSC 24,200 —
$ 2,329
Healthcare - Products - 1 .73%
Smith & Nephew PLC 286,977 3,639
Insurance - 9 .21%
AIA Group Ltd 938,600 6,598
AXA SA 49,866 1,892
Hannover Rueck SE 20,828 5,488
Sompo Holdings Inc 192,200 5,360
$ 19,338
Internet - 5 .94%
JD.com Inc 319,050 6,490
Tencent Holdings Ltd 113,900 5,993
$ 12,483
Iron & Steel - 0 .00%
Evraz PLC
(e)
204,000 —
Machinery - Construction & Mining - 2 .11%
Weir Group PLC/The 148,238 4,422
Media - 2 .32%
Liberty Media Corp-Liberty Formula One - C
Shares
(e)
50,836 4,865
Mining - 1 .06%
Sandfire Resources Ltd
(e)
365,938 2,219
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 2 .15%
Gazprom PJSC
(e)
288,000 $ —
LUKOIL PJSC 20,000 —
Novatek PJSC 67,000 —
Suncor Energy Inc 120,300 4,514
$ 4,514
Pharmaceuticals - 8 .23%
AstraZeneca PLC 39,999 5,615
Novo Nordisk A/S 18,161 1,533
Sanofi SA 93,204 10,130
$ 17,278
Retail - 5 .66%
Dollarama Inc 60,800 5,753
Yum China Holdings Inc 132,777 6,141
$ 11,894
Semiconductors - 10 .51%
ASML Holding NV 8,147 6,027
Renesas Electronics Corp 174,600 2,339
Samsung Electronics Co Ltd 130,524 4,661
Socionext Inc 112,100 1,737
Taiwan Semiconductor Manufacturing Co Ltd 219,000 7,309
$ 22,073
Software - 0 .00%
Constellation Software Inc/Canada - Warrants
(e),(f)
500 —
Telecommunications - 5 .43%
Deutsche Telekom AG 340,263 11,415
Toys, Games & Hobbies - 3 .33%
Nintendo Co Ltd 106,700 7,000
TOTAL COMMON STOCKS $ 209,192
Total Investments $ 209,331
Other Assets and Liabilities -  0.34% 708
TOTAL NET ASSETS - 100.00% $ 210,039
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $5,324 or 2.53% of net assets.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
International Equity Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 907 $ 23,300 $ 24,068 $ 139
$ 907 $ 23,300 $ 24,068 $ 139
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 26 $ — $ — $ —
$ 26 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
LargeCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .70 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .94%
Invesco QQQ Trust Series 1 88,873 $ 46,418
iShares Russell 1000 Growth ETF 112,700 46,129
$ 92,547
Money Market Funds - 1 .76%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
306,541 307
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
172,340,590 172,341
$ 172,648
TOTAL INVESTMENT COMPANIES $ 265,195
CONVERTIBLE PREFERRED STOCKS
- 0 .13 % Shares Held Value (000's)
Automobile Manufacturers - 0 .05%
Waymo LLC Series A-2 0.00%
(d),(e),(f)
48,770 $ 5,167
Chemicals - 0 .02%
Sila Nano Series F 0.00%
(d),(e),(f)
103,620 2,026
Software - 0 .06%
Nuro - Series C 0.00%
(d),(e),(f)
353,308 3,798
Rappi Inc - Series E 0.00%
(d),(e),(f)
103,387 2,255
$ 6,053
TOTAL CONVERTIBLE PREFERRED STOCKS $ 13,246
COMMON STOCKS - 97 .37 % Shares Held Value (000's)
Advertising - 0 .70%
Trade Desk Inc/The
(d)
582,059 $ 69,079
Aerospace & Defense - 1 .89%
Boeing Co/The
(d)
170,486 30,094
General Electric Co 14,518 2,955
HEICO Corp 2,737 654
HEICO Corp - Class A 5,054 962
Howmet Aerospace Inc 316,875 40,110
Loar Holdings Inc
(d)
1,915 152
Lockheed Martin Corp 4,203 1,946
Spirit AeroSystems Holdings Inc
(d)
1,057 36
Standardaero Inc
(d)
1,664 45
TransDigm Group Inc 80,096 108,397
$ 185,351
Airlines - 0 .00%
American Airlines Group Inc
(d)
3,438 58
Apparel - 0 .05%
Crocs Inc
(d)
796 81
Deckers Outdoor Corp
(d)
9,486 1,683
NIKE Inc 45,919 3,531
Skechers USA Inc
(d)
846 64
$ 5,359
Automobile Manufacturers - 0 .72%
Tesla Inc
(d)
174,625 70,653
Automobile Parts & Equipment - 0 .08%
Aurora Innovation Inc
(d)
1,189,490 8,088
Banks - 0 .07%
Goldman Sachs Group Inc/The 5,188 3,323
Morgan Stanley 4,268 591
NU Holdings Ltd/Cayman Islands
(d)
199,645 2,643
Popular Inc 489 50
$ 6,607
Beverages - 0 .22%
Boston Beer Co Inc/The
(d)
131 33
Celsius Holdings Inc
(d)
11,506 288
Coca-Cola Co/The 139,650 8,865
Monster Beverage Corp
(d)
35,935 1,750
PepsiCo Inc 68,174 10,273
$ 21,209
Biotechnology - 0 .60%
Alnylam Pharmaceuticals Inc
(d)
7,149 1,939
Amgen Inc 26,206 7,480
Apellis Pharmaceuticals Inc
(d)
6,821 198
Argenx SE ADR
(d)
48,570 31,819
Exelixis Inc
(d)
14,893 494
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Incyte Corp
(d)
684 $ 51
Intra-Cellular Therapies Inc
(d)
6,414 815
Ionis Pharmaceuticals Inc
(d)
9,142 291
Legend Biotech Corp ADR
(d)
276,057 10,518
Regeneron Pharmaceuticals Inc 572 385
Sarepta Therapeutics Inc
(d)
5,643 642
Ultragenyx Pharmaceutical Inc
(d)
5,579 240
Vertex Pharmaceuticals Inc
(d)
8,125 3,751
Viking Therapeutics Inc
(d)
7,200 236
$ 58,859
Building Materials - 0 .64%
AAON Inc 4,252 495
Armstrong World Industries Inc 1,025 155
AZEK Co Inc/The
(d)
6,582 337
Builders FirstSource Inc
(d)
655 110
Eagle Materials Inc 1,559 400
Lennox International Inc 2,012 1,192
Louisiana-Pacific Corp 2,895 339
Martin Marietta Materials Inc 216 117
Simpson Manufacturing Co Inc 266 45
Trane Technologies PLC 160,896 58,365
Trex Co Inc
(d)
6,665 485
Vulcan Materials Co 2,115 580
$ 62,620
Chemicals - 0 .09%
Celanese Corp 1,748 124
Chemours Co/The 530 10
Ecolab Inc 13,550 3,390
RPM International Inc 1,871 237
Sherwin-Williams Co/The 13,377 4,791
$ 8,552
Commercial Services - 3 .25%
Affirm Holdings Inc
(d)
77,536 4,735
Automatic Data Processing Inc 23,925 7,250
Avis Budget Group Inc
(d)
492 44
Block Inc
(d)
14,628 1,329
Booz Allen Hamilton Holding Corp 7,982 1,030
Bright Horizons Family Solutions Inc
(d)
602 74
Cintas Corp 568,498 114,024
Corpay Inc
(d)
4,199 1,598
Equifax Inc 138,320 38,007
Grand Canyon Education Inc
(d)
587 103
H&R Block Inc 1,701 94
Moody's Corp 9,930 4,959
Morningstar Inc 1,645 541
Paylocity Holding Corp
(d)
2,698 555
Quanta Services Inc 2,760 849
Rollins Inc 17,438 863
S&P Global Inc 263,071 137,168
Shift4 Payments Inc
(d)
3,795 455
Toast Inc
(d)
28,453 1,164
TransUnion 770 76
U-Haul Holding Co 3,035 196
U-Haul Holding Co
(d),(g)
129 9
United Rentals Inc 995 754
Valvoline Inc
(d)
8,115 301
Verisk Analytics Inc 8,819 2,535
WEX Inc
(d)
252 46
WillScot Holdings Corp
(d)
3,307 123
$ 318,882
Computers - 6 .21%
Apple Inc 2,515,197 593,586
Crowdstrike Holdings Inc
(d)
14,431 5,745
Dell Technologies Inc 2,778 288
EPAM Systems Inc
(d)
255 65
Fortinet Inc
(d)
32,277 3,256
Gartner Inc
(d)
4,735 2,570
Globant SA
(d)
1,944 415
HP Inc 14,768 480

Schedule of Investments
LargeCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
KBR Inc 771 $ 42
NetApp Inc 5,751 702
Pure Storage Inc
(d)
16,771 1,137
Super Micro Computer Inc
(d)
30,970 883
Zscaler Inc
(d)
5,814 1,178
$ 610,347
Consumer Products - 0 .03%
Avery Dennison Corp 1,961 364
Clorox Co/The 7,737 1,228
Kimberly-Clark Corp 8,624 1,121
$ 2,713
Cosmetics & Personal Care - 0 .09%
Colgate-Palmolive Co 27,981 2,426
elf Beauty Inc
(d)
3,322 332
Estee Lauder Cos Inc/The 5,223 436
Procter & Gamble Co/The 33,023 5,481
$ 8,675
Distribution & Wholesale - 0 .09%
Copart Inc
(d)
50,961 2,952
Core & Main Inc
(d)
7,882 445
Fastenal Co 30,126 2,207
Pool Corp 2,341 806
SiteOne Landscape Supply Inc
(d)
1,035 147
WW Grainger Inc 2,365 2,513
$ 9,070
Diversified Financial Services - 5 .53%
Ally Financial Inc 2,346 92
American Express Co 13,176 4,183
Ameriprise Financial Inc 5,569 3,026
Apollo Global Management Inc 24,419 4,175
Ares Management Corp 11,593 2,298
Blue Owl Capital Inc 32,487 845
Charles Schwab Corp/The 347,486 28,744
Coinbase Global Inc
(d)
10,659 3,105
Credit Acceptance Corp
(d)
308 156
Houlihan Lokey Inc 321 58
Jefferies Financial Group Inc 3,211 247
Lazard Inc 6,437 350
LPL Financial Holdings Inc 4,633 1,700
Mastercard Inc 600,840 333,725
SoFi Technologies Inc
(d)
11,675 184
TPG Inc 1,547 104
Tradeweb Markets Inc 155,268 19,704
UWM Holdings Corp 4,692 28
Visa Inc 410,568 140,332
Western Union Co/The 3,944 41
XP Inc 2,869 39
$ 543,136
Electric - 0 .05%
Constellation Energy Corp 3,110 933
NRG Energy Inc 5,291 542
Vistra Corp 21,296 3,578
$ 5,053
Electrical Components & Equipment - 0 .52%
Generac Holdings Inc
(d)
338,532 50,553
Universal Display Corp 1,529 229
$ 50,782
Electronics - 0 .78%
Amphenol Corp 1,055,789 74,729
Honeywell International Inc 6,296 1,408
Ingram Micro Holding Corp
(d)
756 18
Jabil Inc 569 92
$ 76,247
Energy - Alternate Sources - 0 .01%
Enphase Energy Inc
(d)
8,199 511
COMMON STOCKS (continued) Shares Held Value (000’s)
Engineering & Construction - 0 .02%
Comfort Systems USA Inc 2,178 $ 951
EMCOR Group Inc 1,128 506
TopBuild Corp
(d)
176 60
$ 1,517
Entertainment - 0 .04%
Churchill Downs Inc 4,291 530
DraftKings Inc
(d)
28,400 1,191
Light & Wonder Inc
(d)
5,625 495
Live Nation Entertainment Inc
(d)
9,849 1,425
Madison Square Garden Sports Corp
(d)
64 14
TKO Group Holdings Inc
(d)
679 106
Vail Resorts Inc 2,070 352
$ 4,113
Environmental Control - 0 .88%
Tetra Tech Inc 3,600 133
Veralto Corp 778,564 80,495
Waste Management Inc 25,150 5,540
$ 86,168
Food - 0 .02%
Hershey Co/The 1,316 196
Lamb Weston Holdings Inc 3,011 181
Performance Food Group Co
(d)
1,529 138
Pilgrim's Pride Corp
(d)
316 15
Sysco Corp 19,314 1,408
$ 1,938
Hand & Machine Tools - 0 .00%
Lincoln Electric Holdings Inc 1,019 203
Healthcare - Products - 5 .42%
10X Genomics Inc
(d)
5,551 83
Align Technology Inc
(d)
227,614 49,872
Bruker Corp 4,518 263
Danaher Corp 121,512 27,066
Edwards Lifesciences Corp
(d)
7,125 516
Exact Sciences Corp
(d)
4,704 264
GE HealthCare Technologies Inc 2,874 254
IDEXX Laboratories Inc
(d)
5,068 2,139
Inspire Medical Systems Inc
(d)
1,834 355
Insulet Corp
(d)
4,349 1,211
Intuitive Surgical Inc
(d)
458,028 261,937
Masimo Corp
(d)
1,448 252
Natera Inc
(d)
91,750 16,232
Penumbra Inc
(d)
2,282 609
Repligen Corp
(d)
501 83
ResMed Inc 2,465 582
Sonova Holding AG ADR 388,958 27,126
Stryker Corp 169,869 66,468
Waters Corp
(d)
2,230 927
West Pharmaceutical Services Inc 223,075 76,191
$ 532,430
Healthcare - Services - 1 .76%
Chemed Corp 103 58
Cigna Group/The 200,989 59,133
DaVita Inc
(d)
2,922 515
Elevance Health Inc 2,338 925
Fortrea Holdings Inc
(d)
505 8
HCA Healthcare Inc 2,807 926
IQVIA Holdings Inc
(d)
1,324 267
Medpace Holdings Inc
(d)
1,574 550
Molina Healthcare Inc
(d)
2,206 685
UnitedHealth Group Inc 203,276 110,275
$ 173,342
Home Furnishings - 0 .01%
SharkNinja Inc
(d)
975 109
Tempur Sealy International Inc 10,464 661
$ 770

Schedule of Investments
LargeCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 1 .40%
Allstate Corp/The 2,547 $ 490
Arthur J Gallagher & Co 1,126 340
Brown & Brown Inc 6,552 686
Equitable Holdings Inc 19,835 1,080
Everest Group Ltd 492 171
Kinsale Capital Group Inc 1,382 611
Markel Group Inc
(d)
197 360
Marsh & McLennan Cos Inc 4,211 913
Progressive Corp/The 536,757 132,278
RLI Corp 206 15
Ryan Specialty Holdings Inc 6,389 425
$ 137,369
Internet - 22 .68%
Airbnb Inc
(d)
27,400 3,594
Alphabet Inc - A Shares 2,009,682 410,015
Alphabet Inc - C Shares 1,104,167 227,017
Amazon.com Inc
(d)
2,991,355 710,985
Booking Holdings Inc 14,908 70,627
CDW Corp/DE 42,263 8,417
Coupang Inc
(d)
1,580,666 37,162
DoorDash Inc - Class A
(d)
19,366 3,657
Etsy Inc
(d)
4,924 270
Expedia Group Inc 7,765 1,327
GoDaddy Inc
(d)
8,750 1,861
Lyft Inc
(d)
16,255 220
MercadoLibre Inc
(d)
13,843 26,609
Meta Platforms Inc 439,261 302,730
Netflix Inc
(d)
226,340 221,080
Okta Inc
(d)
4,547 428
Palo Alto Networks Inc
(d)
40,659 7,498
Pinterest Inc
(d)
37,735 1,244
Roku Inc
(d)
1,192 99
Shopify Inc
(d)
409,801 47,865
Spotify Technology SA
(d)
9,235 5,066
TripAdvisor Inc
(d)
683 12
Trump Media & Technology Group Corp
(d),(g)
2,931 93
Uber Technologies Inc
(d)
2,103,901 140,646
VeriSign Inc
(d)
340 73
$ 2,228,595
Iron & Steel - 0 .00%
Cleveland-Cliffs Inc
(d)
9,899 101
Leisure Products & Services - 0 .03%
Norwegian Cruise Line Holdings Ltd
(d)
27,539 781
Planet Fitness Inc
(d)
2,884 312
Royal Caribbean Cruises Ltd 5,126 1,366
YETI Holdings Inc
(d)
1,778 66
$ 2,525
Lodging - 1 .46%
Choice Hotels International Inc
(g)
1,583 233
Hilton Worldwide Holdings Inc 555,345 142,208
Hyatt Hotels Corp 422 67
Las Vegas Sands Corp 21,872 1,002
Wyndham Hotels & Resorts Inc 488 51
Wynn Resorts Ltd 559 48
$ 143,609
Machinery - Construction & Mining - 0 .04%
BWX Technologies Inc 1,169 132
Caterpillar Inc 4,329 1,608
Vertiv Holdings Co 22,346 2,615
$ 4,355
Machinery - Diversified - 0 .35%
Cognex Corp 372 15
Ingersoll Rand Inc 365,694 34,302
Rockwell Automation Inc 691 192
$ 34,509
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .01%
FactSet Research Systems Inc 845 $ 401
Liberty Broadband Corp - A Shares
(d)
148 11
Liberty Broadband Corp - C Shares
(d)
1,699 130
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
602 53
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,653 445
Nexstar Media Group Inc 749 115
$ 1,155
Metal Fabrication & Hardware - 0 .00%
Advanced Drainage Systems Inc 1,778 215
Mining - 0 .00%
Southern Copper Corp 5,414 496
Miscellaneous Manufacturers - 0 .06%
3M Co 6,410 976
Axon Enterprise Inc
(d)
4,510 2,941
Carlisle Cos Inc 428 167
Illinois Tool Works Inc 6,862 1,778
$ 5,862
Office & Business Equipment - 0 .00%
Zebra Technologies Corp
(d)
689 270
Oil & Gas - 0 .04%
Civitas Resources Inc 2,039 104
EQT Corp 2,296 117
Hess Corp 11,280 1,568
Matador Resources Co 672 39
Permian Resources Corp 8,757 128
Texas Pacific Land Corp 1,169 1,516
Viper Energy Inc 1,887 89
Weatherford International PLC 4,693 296
$ 3,857
Oil & Gas Services - 0 .21%
Schlumberger NV 520,297 20,958
Packaging & Containers - 0 .00%
Sealed Air Corp 335 12
Pharmaceuticals - 3 .11%
AbbVie Inc 48,052 8,837
Becton Dickinson & Co 120,184 29,758
Cardinal Health Inc 9,025 1,116
Cencora Inc 10,394 2,642
Dexcom Inc
(d)
24,496 2,127
Eli Lilly & Co 162,759 132,011
McKesson Corp 3,488 2,074
Merck & Co Inc 159,489 15,761
Neurocrine Biosciences Inc
(d)
6,214 943
Zoetis Inc 647,392 110,639
$ 305,908
Pipelines - 0 .05%
Antero Midstream Corp 8,135 130
Cheniere Energy Inc 7,136 1,596
New Fortress Energy Inc 3,175 48
Targa Resources Corp 13,562 2,669
$ 4,443
Private Equity - 0 .10%
Blackstone Inc 45,349 8,032
KKR & Co Inc 12,106 2,022
$ 10,054
Real Estate - 1 .01%
CoStar Group Inc
(d)
1,288,685 98,713
Jones Lang LaSalle Inc
(d)
948 268
$ 98,981
REITs - 0 .08%
American Tower Corp 29,290 5,417
Equinix Inc 335 306
Iron Mountain Inc 10,373 1,054
Lamar Advertising Co 1,537 194
Public Storage 1,466 438

Schedule of Investments
LargeCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Simon Property Group Inc 5,161 $ 897
$ 8,306
Retail - 3 .51%
AutoZone Inc
(d)
967 3,240
Burlington Stores Inc
(d)
3,934 1,117
CarMax Inc
(d)
766 66
Carvana Co
(d)
2,335 578
Casey's General Stores Inc 450 190
Cava Group Inc
(d)
4,697 634
Chipotle Mexican Grill Inc
(d)
600,229 35,023
Costco Wholesale Corp 198,494 194,500
Darden Restaurants Inc 3,910 763
Dick's Sporting Goods Inc 320 77
Domino's Pizza Inc 772 347
Dutch Bros Inc
(d)
3,017 189
Ferguson Enterprises Inc 852 154
Five Below Inc
(d)
2,712 254
Floor & Decor Holdings Inc
(d)
2,408 241
Freshpet Inc
(d)
933 149
Home Depot Inc/The 49,718 20,483
Lululemon Athletica Inc
(d)
62,558 25,912
McDonald's Corp 2,868 828
Murphy USA Inc 1,109 558
O'Reilly Automotive Inc
(d)
3,350 4,336
RH
(d)
225 94
Ross Stores Inc 250,031 37,645
Starbucks Corp 55,210 5,945
Texas Roadhouse Inc 4,151 752
TJX Cos Inc/The 42,041 5,246
Tractor Supply Co 33,790 1,837
Ulta Beauty Inc
(d)
2,517 1,037
Wendy's Co/The 6,294 93
Williams-Sonoma Inc 4,617 976
Wingstop Inc 1,785 532
Yum! Brands Inc 6,748 881
$ 344,677
Semiconductors - 10 .92%
Advanced Micro Devices Inc
(d)
192,041 22,267
Applied Materials Inc 48,004 8,658
ASML Holding NV - NY Reg Shares 36,707 27,138
Astera Labs Inc
(d)
409 41
Broadcom Inc 285,751 63,228
Entegris Inc 332,689 33,781
KLA Corp 8,457 6,243
Lam Research Corp 80,828 6,551
Lattice Semiconductor Corp
(d)
7,348 419
Marvell Technology Inc 1,370,527 154,678
MKS Instruments Inc 158 18
Monolithic Power Systems Inc 2,950 1,880
NVIDIA Corp 5,573,385 669,196
NXP Semiconductors NV 310,048 64,661
Onto Innovation Inc
(d)
791 162
QUALCOMM Inc 65,745 11,369
Teradyne Inc 8,894 1,030
Texas Instruments Inc 6,873 1,269
$ 1,072,589
Software - 22 .35%
Adobe Inc
(d)
218,833 95,729
Appfolio Inc
(d)
1,501 351
AppLovin Corp
(d)
16,441 6,076
Atlassian Corp
(d)
127,499 39,114
Autodesk Inc
(d)
442,089 137,640
Bentley Systems Inc 8,769 408
BILL Holdings Inc
(d)
1,756 170
Broadridge Financial Solutions Inc 6,663 1,587
Cadence Design Systems Inc
(d)
321,062 95,555
Cloudflare Inc
(d)
18,715 2,590
Confluent Inc
(d)
15,465 459
Datadog Inc
(d)
18,657 2,663
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Dayforce Inc
(d)
1,252 $ 89
DocuSign Inc
(d)
12,674 1,226
DoubleVerify Holdings Inc
(d)
5,135 106
Doximity Inc
(d)
703 42
Dropbox Inc - A Shares
(d)
5,043 162
Duolingo Inc
(d)
2,335 850
Dynatrace Inc
(d)
87,860 5,074
Elastic NV
(d)
5,431 611
Fair Isaac Corp
(d)
16,159 30,275
Fiserv Inc
(d)
598,551 129,311
Five9 Inc
(d)
4,942 203
Gitlab Inc
(d)
7,629 555
Guidewire Software Inc
(d)
2,318 490
HashiCorp Inc
(d)
7,698 263
HubSpot Inc
(d)
54,917 42,809
Intuit Inc 411,989 247,815
Magic Leap Inc
(d),(e),(f)
10,706 —
Manhattan Associates Inc
(d)
3,812 795
Microsoft Corp 2,042,752 847,865
MicroStrategy Inc
(d)
677 227
Monday.com Ltd
(d)
44,700 11,419
MongoDB Inc
(d)
4,458 1,218
MSCI Inc 2,764 1,649
nCino Inc
(d)
3,244 110
Nutanix Inc
(d)
4,751 327
Oracle Corp 98,776 16,798
Palantir Technologies Inc
(d)
126,488 10,434
Paychex Inc 7,204 1,064
Paycom Software Inc 1,964 408
Paycor HCM Inc
(d)
1,264 28
Pegasystems Inc 2,801 303
Procore Technologies Inc
(d)
6,563 522
PTC Inc
(d)
4,473 865
RingCentral Inc
(d)
5,739 200
ROBLOX Corp
(d)
32,987 2,344
Salesforce Inc 49,223 16,820
SentinelOne Inc
(d)
3,692 88
ServiceNow Inc
(d)
236,025 240,363
Snowflake Inc - Class A
(d)
19,839 3,601
Stripe Inc - Class B
(d),(e),(f)
114,126 3,140
Synopsys Inc
(d)
9,555 5,021
Teradata Corp
(d)
6,546 209
Twilio Inc
(d)
2,041 299
Tyler Technologies Inc
(d)
2,263 1,362
UiPath Inc
(d)
23,022 327
Unity Software Inc
(d)
8,911 198
Veeva Systems Inc
(d)
300,759 70,155
Workday Inc
(d)
440,896 115,541
$ 2,195,923
Telecommunications - 0 .10%
Arista Networks Inc
(d)
64,649 7,449
Iridium Communications Inc 441 13
Motorola Solutions Inc 4,888 2,294
Ubiquiti Inc 152 61
$ 9,817
Toys, Games & Hobbies - 0 .00%
Hasbro Inc 7,600 440
Transportation - 0 .09%
Expeditors International of Washington Inc 1,611 183
Old Dominion Freight Line Inc 12,123 2,250
Saia Inc
(d)
939 451
Union Pacific Corp 18,315 4,538
XPO Inc
(d)
7,126 953
$ 8,375
TOTAL COMMON STOCKS $ 9,565,733
Total Investments $ 9,844,174
Other Assets and Liabilities -  (0.20)% (19,624)
TOTAL NET ASSETS - 100.00% $ 9,824,550

Schedule of Investments
LargeCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $307 or
0.00% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
(f) Restricted Security. Please see Restricted Securities sub-schedule for additional information.
(g) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $301 or 0.00% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 229,346 $ 951,794 $ 1,008,799 $ 172,341
$ 229,346 $ 951,794 $ 1,008,799 $ 172,341
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 2,332 $ — $ — $ —
$ 2,332 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Restricted Securities
Security Name Acquisition Date Cost Value Percent of Net Assets
Magic Leap Inc 01/20/2016-10/12/2017 $ 5,204 $ — 0.00%
Nuro - Series C   0.00% 10/30/2020 4,612 3,798 0.04%
Rappi Inc - Series E   0.00% 09/08/2020 6,177 2,255 0.02%
Sila Nano Series F   0.00% 01/07/2021 4,277 2,026 0.02%
Stripe Inc - Class B 12/17/2019 1,791 3,140 0.03%
Waymo LLC Series A-2   0.00% 05/08/2020 4,188 5,167 0.05%
Total $ 16,386 0.16%
Amounts in thousands.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 106 $ 32,156 $ 596
Total $ 596
Amounts in thousands except contracts.

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 3 .74 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .31%
iShares Core S&P 500 ETF 47,300 $ 28,600
Money Market Funds - 3 .43%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
315,369,183 315,369
TOTAL INVESTMENT COMPANIES $ 343,969
COMMON STOCKS - 96 .02 % Shares Held Value (000's)
Advertising - 0 .05%
Interpublic Group of Cos Inc/The 64,344 $ 1,845
Omnicom Group Inc 33,699 2,924
$ 4,769
Aerospace & Defense - 1 .73%
Boeing Co/The
(c)
129,125 22,793
General Dynamics Corp 44,574 11,455
General Electric Co 186,943 38,056
Howmet Aerospace Inc 70,173 8,882
L3Harris Technologies Inc 32,762 6,946
Lockheed Martin Corp 36,440 16,870
Northrop Grumman Corp 23,656 11,527
RTX Corp 229,903 29,646
TransDigm Group Inc 9,711 13,142
$ 159,317
Agriculture - 0 .61%
Altria Group Inc 292,740 15,290
Archer-Daniels-Midland Co 82,588 4,231
Bunge Global SA 24,117 1,836
Philip Morris International Inc 268,563 34,967
$ 56,324
Airlines - 0 .18%
Delta Air Lines Inc 110,739 7,449
Southwest Airlines Co 103,591 3,181
United Airlines Holdings Inc
(c)
56,807 6,013
$ 16,643
Apparel - 0 .27%
Deckers Outdoor Corp
(c)
26,242 4,654
NIKE Inc 205,649 15,815
Ralph Lauren Corp 6,945 1,734
Tapestry Inc 40,251 2,936
$ 25,139
Automobile Manufacturers - 2 .50%
Cummins Inc 23,696 8,442
Ford Motor Co 674,230 6,796
General Motors Co 189,931 9,394
PACCAR Inc 90,562 10,042
Tesla Inc
(c)
482,383 195,172
$ 229,846
Automobile Parts & Equipment - 0 .04%
Aptiv PLC
(c)
40,597 2,534
BorgWarner Inc 37,775 1,205
$ 3,739
Banks - 4 .38%
Bank of America Corp 1,153,024 53,385
Bank of New York Mellon Corp/The 125,587 10,792
Citigroup Inc 326,673 26,601
Citizens Financial Group Inc 76,121 3,621
Fifth Third Bancorp 115,822 5,132
Goldman Sachs Group Inc/The 54,222 34,724
Huntington Bancshares Inc/OH 250,941 4,316
JPMorgan Chase & Co 486,287 129,985
KeyCorp 171,215 3,078
M&T Bank Corp 28,660 5,768
Morgan Stanley 214,268 29,661
Northern Trust Corp 34,238 3,845
PNC Financial Services Group Inc/The 68,536 13,772
Regions Financial Corp 156,986 3,868
State Street Corp 50,636 5,146
Truist Financial Corp 229,300 10,919
US Bancorp 269,461 12,875
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Wells Fargo & Co 575,094 $ 45,317
$ 402,805
Beverages - 1 .06%
Brown-Forman Corp - B Shares 31,457 1,038
Coca-Cola Co/The 669,667 42,511
Constellation Brands Inc 26,966 4,875
Keurig Dr Pepper Inc 194,465 6,242
Molson Coors Beverage Co 30,171 1,652
Monster Beverage Corp
(c)
120,947 5,891
PepsiCo Inc 236,980 35,711
$ 97,920
Biotechnology - 1 .04%
Amgen Inc 92,847 26,500
Biogen Inc
(c)
25,169 3,623
Corteva Inc 118,715 7,749
Gilead Sciences Inc 215,264 20,924
Incyte Corp
(c)
27,620 2,048
Moderna Inc
(c)
58,494 2,306
Regeneron Pharmaceuticals Inc 18,184 12,237
Vertex Pharmaceuticals Inc
(c)
44,483 20,537
$ 95,924
Building Materials - 0 .60%
Builders FirstSource Inc
(c)
19,878 3,325
Carrier Global Corp 144,128 9,423
Johnson Controls International plc 115,385 9,000
Lennox International Inc 5,536 3,280
Martin Marietta Materials Inc 10,557 5,744
Masco Corp 37,267 2,954
Mohawk Industries Inc
(c)
9,050 1,107
Trane Technologies PLC 38,869 14,100
Vulcan Materials Co 22,811 6,254
$ 55,187
Chemicals - 1 .17%
Air Products and Chemicals Inc 38,400 12,874
Albemarle Corp 20,302 1,709
Celanese Corp 18,881 1,341
CF Industries Holdings Inc 30,058 2,772
Dow Inc 120,926 4,722
DuPont de Nemours Inc 72,193 5,545
Eastman Chemical Co 20,022 1,995
Ecolab Inc 43,531 10,891
FMC Corp 21,563 1,203
International Flavors & Fragrances Inc 44,164 3,846
Linde PLC 82,247 36,692
LyondellBasell Industries NV 44,876 3,397
Mosaic Co/The 54,867 1,530
PPG Industries Inc 40,074 4,624
Sherwin-Williams Co/The 40,023 14,335
$ 107,476
Commercial Services - 1 .45%
Automatic Data Processing Inc 70,379 21,326
Cintas Corp 59,212 11,876
Corpay Inc
(c)
12,040 4,581
Equifax Inc 21,409 5,883
Global Payments Inc 43,959 4,961
MarketAxess Holdings Inc 6,513 1,437
Moody's Corp 26,917 13,443
PayPal Holdings Inc
(c)
173,167 15,339
Quanta Services Inc 25,495 7,842
Rollins Inc 48,519 2,402
S&P Global Inc 54,842 28,595
United Rentals Inc 11,335 8,593
Verisk Analytics Inc 24,392 7,011
$ 133,289
Computers - 8 .43%
Accenture PLC - Class A 107,930 41,548
Apple Inc 2,610,912 616,175
Cognizant Technology Solutions Corp 85,643 7,075

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Crowdstrike Holdings Inc
(c)
40,195 $ 16,000
Dell Technologies Inc 53,055 5,496
EPAM Systems Inc
(c)
9,798 2,488
Fortinet Inc
(c)
109,880 11,085
Gartner Inc
(c)
13,324 7,233
Hewlett Packard Enterprise Co 224,316 4,753
HP Inc 166,461 5,410
International Business Machines Corp 159,710 40,838
Leidos Holdings Inc 23,048 3,273
NetApp Inc 35,372 4,319
Seagate Technology Holdings PLC 36,536 3,521
Super Micro Computer Inc
(c)
86,984 2,481
Western Digital Corp
(c)
59,712 3,889
$ 775,584
Consumer Products - 0 .19%
Avery Dennison Corp 13,878 2,577
Church & Dwight Co Inc 42,318 4,465
Clorox Co/The 21,380 3,393
Kimberly-Clark Corp 57,603 7,487
$ 17,922
Cosmetics & Personal Care - 0 .98%
Colgate-Palmolive Co 141,121 12,235
Estee Lauder Cos Inc/The 40,320 3,364
Kenvue Inc 331,163 7,051
Procter & Gamble Co/The 406,780 67,521
$ 90,171
Distribution & Wholesale - 0 .31%
Copart Inc
(c)
151,426 8,772
Fastenal Co 98,953 7,247
LKQ Corp 44,903 1,679
Pool Corp 6,574 2,263
WW Grainger Inc 7,655 8,135
$ 28,096
Diversified Financial Services - 3 .93%
American Express Co 96,125 30,515
Ameriprise Financial Inc 16,757 9,105
Apollo Global Management Inc 77,207 13,201
Blackrock Inc 25,145 27,043
Capital One Financial Corp 65,896 13,424
Cboe Global Markets Inc 18,082 3,695
Charles Schwab Corp/The 258,214 21,359
CME Group Inc 62,244 14,722
Discover Financial Services 43,368 8,721
Franklin Resources Inc 53,359 1,187
Intercontinental Exchange Inc 99,176 15,851
Invesco Ltd 77,631 1,493
Mastercard Inc 141,584 78,640
Nasdaq Inc 71,480 5,885
Raymond James Financial Inc 31,605 5,325
Synchrony Financial 67,251 4,639
T Rowe Price Group Inc 38,374 4,487
Visa Inc 298,489 102,023
$ 361,315
Electric - 2 .12%
AES Corp/The 122,814 1,351
Alliant Energy Corp 44,322 2,610
Ameren Corp 46,106 4,343
American Electric Power Co Inc 91,989 9,048
CenterPoint Energy Inc 112,570 3,666
CMS Energy Corp 51,608 3,406
Consolidated Edison Inc 59,834 5,609
Constellation Energy Corp 54,024 16,206
Dominion Energy Inc 145,091 8,066
DTE Energy Co 35,773 4,289
Duke Energy Corp 133,429 14,943
Edison International 66,870 3,611
Entergy Corp 74,067 6,005
Evergy Inc 39,724 2,549
Eversource Energy 63,287 3,650
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Exelon Corp 173,561 $ 6,942
FirstEnergy Corp 88,597 3,526
NextEra Energy Inc 355,198 25,418
NRG Energy Inc 34,989 3,584
PG&E Corp 377,616 5,910
Pinnacle West Capital Corp 19,638 1,708
PPL Corp 127,468 4,283
Public Service Enterprise Group Inc 86,058 7,189
Sempra 109,406 9,073
Southern Co/The 189,254 15,888
Vistra Corp 58,767 9,875
WEC Energy Group Inc 54,644 5,424
Xcel Energy Inc 99,186 6,665
$ 194,837
Electrical Components & Equipment - 0 .48%
AMETEK Inc 39,953 7,374
Eaton Corp PLC 68,263 22,284
Emerson Electric Co 98,489 12,798
Generac Holdings Inc
(c)
10,277 1,535
$ 43,991
Electronics - 0 .88%
Allegion plc 15,015 1,993
Amphenol Corp 208,243 14,739
Fortive Corp 59,929 4,874
Garmin Ltd 26,535 5,728
Honeywell International Inc 112,316 25,127
Hubbell Inc 9,271 3,922
Jabil Inc 19,492 3,166
Keysight Technologies Inc
(c)
29,976 5,346
Mettler-Toledo International Inc
(c)
3,646 4,975
TE Connectivity PLC 51,674 7,646
Trimble Inc
(c)
42,182 3,162
$ 80,678
Energy - Alternate Sources - 0 .05%
Enphase Energy Inc
(c)
23,337 1,453
First Solar Inc
(c)
18,492 3,098
$ 4,551
Engineering & Construction - 0 .03%
Jacobs Solutions Inc 21,462 3,007
Entertainment - 0 .06%
Caesars Entertainment Inc
(c)
36,701 1,323
Live Nation Entertainment Inc
(c)
27,084 3,919
$ 5,242
Environmental Control - 0 .31%
Pentair PLC 28,541 2,959
Republic Services Inc 35,159 7,625
Veralto Corp 42,718 4,416
Waste Management Inc 63,088 13,896
$ 28,896
Food - 0 .64%
Conagra Brands Inc 82,438 2,134
General Mills Inc 95,892 5,767
Hershey Co/The 25,520 3,809
Hormel Foods Corp 50,201 1,505
J M Smucker Co/The 18,380 1,965
Kellanova 46,439 3,796
Kraft Heinz Co/The 152,467 4,550
Kroger Co/The 114,967 7,087
Lamb Weston Holdings Inc 24,631 1,476
McCormick & Co Inc/MD 43,561 3,364
Mondelez International Inc 230,970 13,394
Sysco Corp 84,849 6,187
The Campbell's Company 33,929 1,315
Tyson Foods Inc 49,376 2,789
$ 59,138
Forest Products & Paper - 0 .04%
International Paper Co 60,008 3,338

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .07%
Atmos Energy Corp 26,813 $ 3,821
NiSource Inc 80,625 3,007
$ 6,828
Hand & Machine Tools - 0 .06%
Snap-on Inc 9,070 3,221
Stanley Black & Decker Inc 26,627 2,345
$ 5,566
Healthcare - Products - 3 .04%
Abbott Laboratories 299,588 38,326
Agilent Technologies Inc 49,629 7,520
Align Technology Inc
(c)
12,121 2,656
Baxter International Inc 88,193 2,872
Bio-Techne Corp 27,444 2,018
Boston Scientific Corp
(c)
254,571 26,058
Cooper Cos Inc/The
(c)
34,399 3,321
Danaher Corp 111,034 24,732
Edwards Lifesciences Corp
(c)
101,875 7,381
GE HealthCare Technologies Inc 78,916 6,968
Hologic Inc
(c)
40,121 2,894
IDEXX Laboratories Inc
(c)
14,144 5,969
Insulet Corp
(c)
12,117 3,373
Intuitive Surgical Inc
(c)
61,521 35,183
Medtronic PLC 221,517 20,118
ResMed Inc 25,356 5,989
Revvity Inc 21,022 2,651
Solventum Corp
(c)
23,872 1,768
STERIS PLC 17,050 3,762
Stryker Corp 59,263 23,189
Teleflex Inc 8,023 1,446
Thermo Fisher Scientific Inc 66,067 39,492
Waters Corp
(c)
10,256 4,261
West Pharmaceutical Services Inc 12,510 4,273
Zimmer Biomet Holdings Inc 34,386 3,765
$ 279,985
Healthcare - Services - 1 .73%
Centene Corp
(c)
87,204 5,584
Charles River Laboratories International Inc
(c)
8,832 1,455
Cigna Group/The 48,045 14,135
DaVita Inc
(c)
7,791 1,373
Elevance Health Inc 40,060 15,852
HCA Healthcare Inc 31,502 10,393
Humana Inc 20,799 6,099
IQVIA Holdings Inc
(c)
29,783 5,997
Labcorp Holdings Inc 14,447 3,609
Molina Healthcare Inc
(c)
9,881 3,067
Quest Diagnostics Inc 19,278 3,144
UnitedHealth Group Inc 158,959 86,234
Universal Health Services Inc 10,142 1,912
$ 158,854
Home Builders - 0 .23%
DR Horton Inc 50,372 7,148
Lennar Corp - A Shares 41,249 5,413
Millrose Properties Inc
(c)
20,624 228
NVR Inc
(c)
530 4,249
PulteGroup Inc 35,424 4,031
$ 21,069
Insurance - 3 .59%
Aflac Inc 86,360 9,273
Allstate Corp/The 45,738 8,797
American International Group Inc 107,742 7,936
Aon PLC 37,355 13,852
Arch Capital Group Ltd 64,724 6,024
Arthur J Gallagher & Co 43,140 13,021
Assurant Inc 8,858 1,906
Berkshire Hathaway Inc - Class B
(c)
316,601 148,382
Brown & Brown Inc 40,995 4,291
Chubb Ltd 64,752 17,605
Cincinnati Financial Corp 27,000 3,700
Erie Indemnity Co 4,309 1,736
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Everest Group Ltd 7,424 $ 2,580
Globe Life Inc 14,500 1,770
Hartford Financial Services Group Inc/The 50,073 5,586
Loews Corp 31,222 2,668
Marsh & McLennan Cos Inc 84,831 18,398
MetLife Inc 100,464 8,691
Principal Financial Group Inc 36,347 2,997
Progressive Corp/The 101,186 24,936
Prudential Financial Inc 61,492 7,426
Travelers Cos Inc/The 39,213 9,614
W R Berkley Corp 51,998 3,059
Willis Towers Watson PLC 17,399 5,734
$ 329,982
Internet - 13 .06%
Airbnb Inc
(c)
74,770 9,808
Alphabet Inc - A Shares 1,009,245 205,906
Alphabet Inc - C Shares 822,050 169,013
Amazon.com Inc
(c)
1,616,440 384,195
Booking Holdings Inc 5,717 27,085
CDW Corp/DE 23,018 4,584
eBay Inc 82,738 5,583
Expedia Group Inc 21,216 3,627
F5 Inc
(c)
10,035 2,983
Gen Digital Inc 93,669 2,521
GoDaddy Inc
(c)
24,250 5,157
Match Group Inc 43,371 1,548
Meta Platforms Inc 376,546 259,508
Netflix Inc
(c)
73,835 72,119
Palo Alto Networks Inc
(c)
113,049 20,849
Uber Technologies Inc
(c)
363,712 24,314
VeriSign Inc
(c)
14,276 3,069
$ 1,201,869
Iron & Steel - 0 .09%
Nucor Corp 40,559 5,209
Steel Dynamics Inc 24,457 3,135
$ 8,344
Leisure Products & Services - 0 .20%
Carnival Corp
(c)
179,419 4,965
Norwegian Cruise Line Holdings Ltd
(c)
75,951 2,153
Royal Caribbean Cruises Ltd 42,726 11,391
$ 18,509
Lodging - 0 .30%
Hilton Worldwide Holdings Inc 42,108 10,782
Las Vegas Sands Corp 60,112 2,755
Marriott International Inc/MD 39,841 11,577
MGM Resorts International
(c)
39,086 1,348
Wynn Resorts Ltd 15,980 1,388
$ 27,850
Machinery - Construction & Mining - 0 .53%
Caterpillar Inc 83,393 30,975
GE Vernova Inc 47,612 17,754
$ 48,729
Machinery - Diversified - 0 .66%
Deere & Co 43,951 20,945
Dover Corp 23,698 4,827
IDEX Corp 13,080 2,934
Ingersoll Rand Inc 69,612 6,530
Nordson Corp 9,384 2,066
Otis Worldwide Corp 68,999 6,584
Rockwell Automation Inc 19,501 5,430
Westinghouse Air Brake Technologies Corp 29,691 6,173
Xylem Inc/NY 41,964 5,205
$ 60,694
Media - 0 .84%
Charter Communications Inc
(c)
16,701 5,770
Comcast Corp - Class A 659,317 22,193
FactSet Research Systems Inc 6,562 3,113
Fox Corp - A Shares 38,200 1,955

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Fox Corp - B Shares 22,788 $ 1,108
News Corp - A Shares 65,447 1,840
News Corp - B Shares 19,340 612
Paramount Global - Class B 102,766 1,118
Walt Disney Co/The 312,799 35,365
Warner Bros Discovery Inc
(c)
385,594 4,026
$ 77,100
Mining - 0 .19%
Freeport-McMoRan Inc 248,197 8,898
Newmont Corp 196,642 8,400
$ 17,298
Miscellaneous Manufacturers - 0 .63%
3M Co 94,061 14,316
A O Smith Corp 20,573 1,385
Axon Enterprise Inc
(c)
12,511 8,159
Illinois Tool Works Inc 46,417 12,030
Parker-Hannifin Corp 22,232 15,719
Teledyne Technologies Inc
(c)
8,050 4,116
Textron Inc 32,044 2,452
$ 58,177
Office & Business Equipment - 0 .04%
Zebra Technologies Corp
(c)
8,910 3,492
Oil & Gas - 2 .37%
APA Corp 63,900 1,401
Chevron Corp 288,679 43,068
ConocoPhillips 223,433 22,082
Coterra Energy Inc 127,234 3,527
Devon Energy Corp 113,463 3,869
Diamondback Energy Inc 32,279 5,305
EOG Resources Inc 97,152 12,221
EQT Corp 103,062 5,269
Exxon Mobil Corp 759,153 81,100
Hess Corp 47,741 6,638
Marathon Petroleum Corp 55,514 8,089
Occidental Petroleum Corp 116,694 5,444
Phillips 66 71,336 8,408
Texas Pacific Land Corp 3,255 4,222
Valero Energy Corp 54,684 7,273
$ 217,916
Oil & Gas Services - 0 .24%
Baker Hughes Co 170,919 7,893
Halliburton Co 151,742 3,948
Schlumberger NV 243,918 9,825
$ 21,666
Packaging & Containers - 0 .14%
Amcor PLC 249,651 2,427
Ball Corp 51,546 2,871
Packaging Corp of America 15,403 3,276
Smurfit WestRock PLC 85,352 4,531
$ 13,105
Pharmaceuticals - 4 .27%
AbbVie Inc 305,233 56,132
Becton Dickinson & Co 49,925 12,362
Bristol-Myers Squibb Co 350,322 20,652
Cardinal Health Inc 41,802 5,169
Cencora Inc 30,290 7,700
CVS Health Corp 217,362 12,277
Dexcom Inc
(c)
67,467 5,858
Eli Lilly & Co 136,098 110,386
Henry Schein Inc
(c)
21,536 1,723
Johnson & Johnson 415,862 63,273
McKesson Corp 21,927 13,041
Merck & Co Inc 436,937 43,178
Pfizer Inc 978,843 25,959
Viatris Inc 206,166 2,326
Zoetis Inc 77,930 13,318
$ 393,354
COMMON STOCKS (continued) Shares Held Value (000’s)
Pipelines - 0 .42%
Kinder Morgan Inc 333,852 $ 9,174
ONEOK Inc 107,159 10,413
Targa Resources Corp 37,666 7,413
Williams Cos Inc/The 210,557 11,671
$ 38,671
Private Equity - 0 .45%
Blackstone Inc 124,708 22,087
KKR & Co Inc 116,601 19,481
$ 41,568
Real Estate - 0 .14%
CBRE Group Inc
(c)
51,956 7,520
CoStar Group Inc
(c)
70,812 5,424
$ 12,944
REITs - 1 .85%
Alexandria Real Estate Equities Inc 26,865 2,615
American Tower Corp 80,714 14,928
AvalonBay Communities Inc 24,536 5,435
BXP Inc 25,126 1,838
Camden Property Trust 18,426 2,095
Crown Castle Inc 75,068 6,702
Digital Realty Trust Inc 53,857 8,825
Equinix Inc 16,665 15,226
Equity Residential 58,973 4,165
Essex Property Trust Inc 11,101 3,159
Extra Space Storage Inc 36,616 5,639
Federal Realty Investment Trust 13,207 1,435
Healthpeak Properties Inc 120,813 2,496
Host Hotels & Resorts Inc 120,742 2,018
Invitation Homes Inc 98,407 3,065
Iron Mountain Inc 50,689 5,149
Kimco Realty Corp 116,433 2,614
Mid-America Apartment Communities Inc 20,189 3,081
Prologis Inc 159,977 19,077
Public Storage 27,222 8,125
Realty Income Corp 151,172 8,260
Regency Centers Corp 28,217 2,027
SBA Communications Corp 18,573 3,669
Simon Property Group Inc 52,975 9,210
UDR Inc 51,865 2,165
Ventas Inc 72,460 4,378
VICI Properties Inc 182,084 5,421
Welltower Inc 102,176 13,945
Weyerhaeuser Co 125,501 3,843
$ 170,605
Retail - 4 .63%
AutoZone Inc
(c)
2,919 9,779
Best Buy Co Inc 33,751 2,898
CarMax Inc
(c)
26,759 2,292
Chipotle Mexican Grill Inc
(c)
235,358 13,733
Costco Wholesale Corp 76,532 74,992
Darden Restaurants Inc 20,296 3,963
Dollar General Corp 37,986 2,699
Dollar Tree Inc
(c)
34,908 2,561
Domino's Pizza Inc 5,965 2,679
Genuine Parts Co 24,016 2,792
Home Depot Inc/The 171,568 70,683
Lowe's Cos Inc 97,987 25,481
Lululemon Athletica Inc
(c)
19,511 8,081
McDonald's Corp 123,780 35,735
O'Reilly Automotive Inc
(c)
9,972 12,908
Ross Stores Inc 57,306 8,628
Starbucks Corp 195,787 21,082
Target Corp 79,572 10,974
TJX Cos Inc/The 194,816 24,311
Tractor Supply Co 93,270 5,070
Ulta Beauty Inc
(c)
8,139 3,354
Walgreens Boots Alliance Inc 123,953 1,274
Walmart Inc 749,750 73,595

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Yum! Brands Inc 48,204 $ 6,291
$ 425,855
Semiconductors - 10 .02%
Advanced Micro Devices Inc
(c)
280,302 32,501
Analog Devices Inc 85,758 18,171
Applied Materials Inc 142,398 25,681
Broadcom Inc 806,733 178,506
Intel Corp 744,971 14,475
KLA Corp 23,105 17,057
Lam Research Corp 222,246 18,013
Microchip Technology Inc 92,758 5,037
Micron Technology Inc 191,511 17,473
Monolithic Power Systems Inc 8,426 5,371
NVIDIA Corp 4,236,994 508,736
NXP Semiconductors NV 43,901 9,156
ON Semiconductor Corp
(c)
73,548 3,850
QUALCOMM Inc 191,901 33,185
Skyworks Solutions Inc 27,588 2,449
Teradyne Inc 28,131 3,257
Texas Instruments Inc 157,566 29,088
$ 922,006
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 6,759 1,333
Software - 9 .94%
Adobe Inc
(c)
76,035 33,262
Akamai Technologies Inc
(c)
25,948 2,592
ANSYS Inc
(c)
15,105 5,294
Autodesk Inc
(c)
37,136 11,562
Broadridge Financial Solutions Inc 20,189 4,810
Cadence Design Systems Inc
(c)
47,372 14,099
Dayforce Inc
(c)
27,240 1,927
Electronic Arts Inc 41,225 5,067
Fair Isaac Corp
(c)
4,206 7,880
Fidelity National Information Services Inc 92,990 7,576
Fiserv Inc
(c)
98,268 21,230
Intuit Inc 48,413 29,121
Jack Henry & Associates Inc 12,603 2,194
Microsoft Corp 1,284,205 533,022
MSCI Inc 13,537 8,079
Oracle Corp 277,609 47,210
Palantir Technologies Inc
(c)
354,057 29,206
Paychex Inc 55,327 8,170
Paycom Software Inc 8,399 1,743
PTC Inc
(c)
20,750 4,015
Roper Technologies Inc 18,522 10,662
Salesforce Inc 165,128 56,424
ServiceNow Inc
(c)
35,583 36,237
Synopsys Inc
(c)
26,532 13,942
Take-Two Interactive Software Inc
(c)
28,211 5,233
Tyler Technologies Inc
(c)
7,391 4,447
Workday Inc
(c)
36,790 9,641
$ 914,645
Telecommunications - 1 .77%
Arista Networks Inc
(c)
178,427 20,560
AT&T Inc 1,239,367 29,410
Cisco Systems Inc 688,493 41,723
Corning Inc 133,102 6,932
Juniper Networks Inc 57,187 1,994
Motorola Solutions Inc 28,865 13,545
T-Mobile US Inc 84,189 19,613
Verizon Communications Inc 727,117 28,641
$ 162,418
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 22,651 1,310
Transportation - 0 .92%
CH Robinson Worldwide Inc 20,416 2,031
CSX Corp 333,091 10,949
Expeditors International of Washington Inc 24,178 2,746
COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation (continued)
FedEx Corp 38,826 $ 10,284
JB Hunt Transport Services Inc 13,759 2,356
Norfolk Southern Corp 39,079 9,977
Old Dominion Freight Line Inc 32,452 6,023
Union Pacific Corp 104,718 25,948
United Parcel Service Inc 126,328 14,431
$ 84,745
Water - 0 .05%
American Water Works Co Inc 33,663 4,196
TOTAL COMMON STOCKS $ 8,835,827
Total Investments $ 9,179,796
Other Assets and Liabilities -  0.24% 21,643
TOTAL NET ASSETS - 100.00% $ 9,201,439
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 280,734 $ 163,162 $ 128,527 $ 315,369
$ 280,734 $ 163,162 $ 128,527 $ 315,369
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 3,344 $ — $ — $ —
$ 3,344 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 1,092 $ 331,272 $ (1,444)
Total $ (1,444)
Amounts in thousands except contracts.

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .40 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .83%
Invesco Exchange-Traded Fund Trust - Invesco S&P
500 Pure Value ETF
1,146,183 $ 106,584
Money Market Funds - 2 .57%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
265,593 266
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
96,523,808 96,524
$ 96,790
TOTAL INVESTMENT COMPANIES $ 203,374
COMMON STOCKS - 94 .62 % Shares Held Value (000's)
Advertising - 0 .02%
Interpublic Group of Cos Inc/The 8,382 $ 240
Omnicom Group Inc 4,285 372
$ 612
Aerospace & Defense - 1 .10%
Boeing Co/The
(d)
13,284 2,345
Curtiss-Wright Corp 874 303
General Dynamics Corp 95,954 24,658
General Electric Co 19,008 3,870
Hexcel Corp 1,929 126
Howmet Aerospace Inc 8,554 1,083
L3Harris Technologies Inc 4,216 894
Loar Holdings Inc
(d)
123 10
Lockheed Martin Corp 3,210 1,486
Northrop Grumman Corp 3,085 1,503
RTX Corp 29,929 3,859
Spirit AeroSystems Holdings Inc
(d)
2,279 78
Standardaero Inc
(d)
1,241 33
TransDigm Group Inc 974 1,318
$ 41,566
Agriculture - 1 .62%
Altria Group Inc 38,194 1,995
Archer-Daniels-Midland Co 10,620 544
Bunge Global SA 3,096 236
Darling Ingredients Inc
(d)
3,756 141
Philip Morris International Inc 444,972 57,935
$ 60,851
Airlines - 0 .44%
Alaska Air Group Inc
(d)
2,783 204
American Airlines Group Inc
(d)
13,887 235
Delta Air Lines Inc 224,438 15,098
Southwest Airlines Co 13,343 410
United Airlines Holdings Inc
(d)
7,278 770
$ 16,717
Apparel - 0 .06%
Birkenstock Holding Plc
(d)
1,039 61
Capri Holdings Ltd
(d)
2,717 67
Carter's Inc 844 46
Columbia Sportswear Co 735 65
Crocs Inc
(d)
1,112 114
NIKE Inc 10,152 781
PVH Corp 1,317 118
Ralph Lauren Corp 848 212
Skechers USA Inc
(d)
2,671 201
Tapestry Inc 5,199 379
Under Armour Inc - Class A
(d)
5,478 46
Under Armour Inc - Class C
(d)
4,285 32
VF Corp 8,206 213
$ 2,335
Automobile Manufacturers - 0 .13%
Cummins Inc 3,045 1,085
Ford Motor Co 88,152 888
General Motors Co 24,641 1,219
Lucid Group Inc
(d)
23,457 65
PACCAR Inc 11,463 1,271
Rivian Automotive Inc
(d)
18,362 230
$ 4,758
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment - 0 .77%
Allison Transmission Holdings Inc 1,901 $ 223
Aptiv PLC
(d)
454,314 28,358
BorgWarner Inc 5,168 165
Gentex Corp 5,199 135
Lear Corp 1,283 121
QuantumScape Corp
(d)
9,829 51
$ 29,053
Banks - 9 .76%
Bank of America Corp 1,993,183 92,285
Bank of New York Mellon Corp/The 16,584 1,425
Bank of Nova Scotia/The 489,140 25,029
Bank OZK 2,387 121
BOK Financial Corp 509 56
Citigroup Inc 42,529 3,463
Citizens Financial Group Inc 10,023 477
Columbia Banking System Inc 4,949 138
Comerica Inc 2,991 201
Commerce Bancshares Inc/MO 2,821 188
Cullen/Frost Bankers Inc 1,300 181
East West Bancorp Inc 3,032 312
Fifth Third Bancorp 15,286 677
First Citizens BancShares Inc/NC 268 591
First Hawaiian Inc 2,860 79
First Horizon Corp 12,182 267
FNB Corp/PA 8,426 132
Goldman Sachs Group Inc/The 47,294 30,287
Huntington Bancshares Inc/OH 32,374 557
JPMorgan Chase & Co 246,333 65,845
KeyCorp 20,728 373
M&T Bank Corp 3,702 745
Morgan Stanley 24,578 3,402
Northern Trust Corp 4,379 492
Pinnacle Financial Partners Inc 1,691 211
PNC Financial Services Group Inc/The 8,907 1,790
Popular Inc 1,520 156
Prosperity Bancshares Inc 2,126 170
Regions Financial Corp 20,586 507
SouthState Corp 243,200 25,680
State Street Corp 6,557 666
Synovus Financial Corp 3,395 192
Truist Financial Corp 29,897 1,424
US Bancorp 376,849 18,006
Webster Financial Corp 3,874 233
Wells Fargo & Co 935,926 73,751
Western Alliance Bancorp 194,062 17,052
Wintrust Financial Corp 1,435 188
Zions Bancorp NA 3,263 189
$ 367,538
Beverages - 2 .16%
Boston Beer Co Inc/The
(d)
155 39
Brown-Forman Corp - A Shares 1,335 44
Brown-Forman Corp - B Shares 3,869 128
Coca-Cola Co/The 37,267 2,366
Coca-Cola Consolidated Inc 142 194
Constellation Brands Inc 3,539 640
Keurig Dr Pepper Inc 1,637,300 52,557
Molson Coors Beverage Co 3,856 211
Monster Beverage Corp
(d)
3,218 157
PepsiCo Inc 167,250 25,203
$ 81,539
Biotechnology - 0 .27%
Alnylam Pharmaceuticals Inc
(d)
342 93
Amgen Inc 2,629 750
Biogen Inc
(d)
3,270 471
BioMarin Pharmaceutical Inc
(d)
4,167 264
Bio-Rad Laboratories Inc
(d)
424 153
Certara Inc
(d)
3,299 47
Corteva Inc 15,638 1,021
Exelixis Inc
(d)
1,305 43

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Gilead Sciences Inc 28,047 $ 2,726
GRAIL Inc
(d),(e)
529 16
Illumina Inc
(d)
3,576 475
Incyte Corp
(d)
3,268 242
Ionis Pharmaceuticals Inc
(d)
280 9
Moderna Inc
(d)
7,185 283
Regeneron Pharmaceuticals Inc 2,137 1,438
Roivant Sciences Ltd
(d)
10,095 112
Royalty Pharma PLC 8,720 276
United Therapeutics Corp
(d)
964 339
Vertex Pharmaceuticals Inc
(d)
2,883 1,331
$ 10,089
Building Materials - 3 .14%
Armstrong World Industries Inc 647 98
AZEK Co Inc/The
(d)
960 49
Boise Cascade Co 210,656 26,576
Builders FirstSource Inc
(d)
2,299 385
Carrier Global Corp 18,797 1,229
CRH PLC 454,808 45,039
Eagle Materials Inc 182 47
Fortune Brands Innovations Inc 2,711 194
Hayward Holdings Inc
(d)
3,858 58
Johnson Controls International plc 527,723 41,163
Louisiana-Pacific Corp 425 50
Martin Marietta Materials Inc 1,298 706
Masco Corp 4,871 386
Mohawk Industries Inc
(d)
1,177 144
Owens Corning 1,927 356
Simpson Manufacturing Co Inc 862 145
Trane Technologies PLC 3,353 1,216
Vulcan Materials Co 2,204 604
$ 118,445
Chemicals - 2 .81%
Air Products and Chemicals Inc 194,775 65,300
Albemarle Corp 2,569 216
Ashland Inc 1,093 70
Axalta Coating Systems Ltd
(d)
843,901 30,330
Celanese Corp 1,826 130
CF Industries Holdings Inc 3,872 357
Chemours Co/The 3,643 69
Dow Inc 15,708 614
DuPont de Nemours Inc 9,318 716
Eastman Chemical Co 2,562 255
Ecolab Inc 763 191
Element Solutions Inc 5,301 137
FMC Corp 2,799 156
Huntsman Corp 3,878 65
International Flavors & Fragrances Inc 5,675 494
Linde PLC 10,798 4,817
LyondellBasell Industries NV 5,767 437
Mosaic Co/The 7,171 200
NewMarket Corp 151 75
Olin Corp 2,939 86
PPG Industries Inc 5,177 597
RPM International Inc 2,141 271
Sherwin-Williams Co/The 469 168
Westlake Corp 840 96
$ 105,847
Commercial Services - 0 .34%
ADT Inc 7,411 57
Affirm Holdings Inc
(d)
5,793 354
API Group Corp
(d)
5,089 194
Aramark 5,817 226
Automatic Data Processing Inc 679 206
Avis Budget Group Inc
(d)
287 26
Block Inc
(d)
7,142 649
Bright Horizons Family Solutions Inc
(d)
1,163 143
Cintas Corp 418 84
Clarivate PLC
(d)
10,795 58
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Dun & Bradstreet Holdings Inc 6,798 $ 84
Equifax Inc 2,205 606
Euronet Worldwide Inc
(d)
1,003 99
FTI Consulting Inc
(d)
789 154
Global Payments Inc 5,656 638
Grand Canyon Education Inc
(d)
440 77
GXO Logistics Inc
(d)
2,787 127
H&R Block Inc 2,510 139
ManpowerGroup Inc 1,117 67
MarketAxess Holdings Inc 844 186
PayPal Holdings Inc
(d)
22,596 2,002
Quanta Services Inc 2,254 693
RB Global Inc 4,043 362
Robert Half Inc 2,273 147
S&P Global Inc 7,022 3,661
Service Corp International/US 3,135 245
TransUnion 4,035 400
U-Haul Holding Co
(d),(e)
138 10
U-Haul Holding Co 1,351 87
United Rentals Inc 1,113 844
Vestis Corp 3,471 48
WEX Inc
(d)
852 157
WillScot Holdings Corp
(d)
3,001 111
$ 12,941
Computers - 2 .95%
Accenture PLC - Class A 89,974 34,635
Amdocs Ltd 2,517 222
Amentum Holdings Inc
(d)
3,077 64
CACI International Inc
(d)
63,625 24,576
Cognizant Technology Solutions Corp 274,207 22,652
Crane NXT Co 1,164 74
Dell Technologies Inc 5,112 530
DXC Technology Co
(d)
4,238 92
EPAM Systems Inc
(d)
1,177 299
Fortinet Inc
(d)
2,573 260
Genpact Ltd 3,879 189
Globant SA
(d)
234 50
Hewlett Packard Enterprise Co 29,097 617
HP Inc 606,761 19,720
International Business Machines Corp 20,613 5,271
KBR Inc 2,734 149
Kyndryl Holdings Inc
(d)
5,087 193
Leidos Holdings Inc 2,961 420
Lumentum Holdings Inc
(d)
1,614 137
NetApp Inc 2,483 303
Parsons Corp
(d)
1,147 91
Pure Storage Inc
(d)
1,019 69
Science Applications International Corp 1,172 127
Western Digital Corp
(d)
7,752 505
$ 111,245
Consumer Products - 0 .53%
Avery Dennison Corp 1,073 199
Church & Dwight Co Inc 182,462 19,253
Kimberly-Clark Corp 4,384 570
Reynolds Consumer Products Inc 1,579 44
Spectrum Brands Holdings Inc 609 52
$ 20,118
Cosmetics & Personal Care - 0 .24%
Colgate-Palmolive Co 8,142 706
Coty Inc
(d)
9,035 66
Estee Lauder Cos Inc/The 3,234 270
Kenvue Inc 42,925 914
Perrigo Co PLC 3,217 80
Procter & Gamble Co/The 41,138 6,828
$ 8,864
Distribution & Wholesale - 0 .03%
Copart Inc
(d)
1,332 77
Core & Main Inc
(d)
1,479 83
Fastenal Co 2,018 148

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Distribution & Wholesale (continued)
LKQ Corp 5,844 $ 218
SiteOne Landscape Supply Inc
(d)
632 90
Watsco Inc 760 364
WESCO International Inc 944 175
WW Grainger Inc 120 128
$ 1,283
Diversified Financial Services - 2 .70%
Affiliated Managers Group Inc 696 131
Air Lease Corp 2,476 114
Ally Financial Inc 5,307 207
American Express Co 116,665 37,036
Ameriprise Financial Inc 203 110
Apollo Global Management Inc 2,949 504
Blackrock Inc 3,315 3,565
Capital One Financial Corp 8,500 1,732
Cboe Global Markets Inc 2,361 482
Charles Schwab Corp/The 30,214 2,499
CME Group Inc 8,059 1,906
Coinbase Global Inc
(d)
738 215
Credit Acceptance Corp
(d)
37 19
Discover Financial Services 5,592 1,125
Evercore Inc - Class A 820 239
Franklin Resources Inc 6,751 150
Houlihan Lokey Inc 1,028 187
Interactive Brokers Group Inc - A Shares 2,328 506
Intercontinental Exchange Inc 12,767 2,041
Invesco Ltd 8,656 166
Janus Henderson Group PLC 3,026 136
Jefferies Financial Group Inc 2,781 214
Lazard Inc 193 10
Nasdaq Inc 9,238 761
OneMain Holdings Inc 2,680 149
Raymond James Financial Inc 4,107 692
Rocket Cos Inc
(d)
3,796 48
SEI Investments Co 2,265 196
SLM Corp 5,004 140
SoFi Technologies Inc
(d)
20,040 316
Stifel Financial Corp 2,165 251
Synchrony Financial 8,762 604
T Rowe Price Group Inc 4,862 568
TPG Inc 1,419 95
Tradeweb Markets Inc 1,559 198
UWM Holdings Corp 1,732 10
Virtu Financial Inc 1,797 72
Visa Inc 128,424 43,895
Voya Financial Inc 2,334 166
Western Union Co/The 6,255 65
XP Inc 8,704 119
$ 101,639
Electric - 6 .27%
AES Corp/The 16,818 185
Alliant Energy Corp 5,690 335
Ameren Corp 5,896 555
American Electric Power Co Inc 11,757 1,156
Brookfield Renewable Corp 3,208 86
CenterPoint Energy Inc 14,474 471
Clearway Energy Inc - Class A 1,006 25
Clearway Energy Inc - Class C 1,946 51
CMS Energy Corp 6,623 437
Consolidated Edison Inc 7,705 722
Constellation Energy Corp 5,932 1,780
Dominion Energy Inc 18,750 1,042
DTE Energy Co 4,571 548
Duke Energy Corp 17,344 1,942
Edison International 8,484 458
Entergy Corp 799,568 64,829
Evergy Inc 4,929 316
Eversource Energy 8,007 462
Exelon Corp 22,357 894
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
FirstEnergy Corp 12,852 $ 512
IDACORP Inc 1,259 138
NextEra Energy Inc 380,912 27,258
NRG Energy Inc 2,664 273
OGE Energy Corp 4,532 191
PG&E Corp 47,986 751
Pinnacle West Capital Corp 387,899 33,732
PPL Corp 16,535 556
Public Service Enterprise Group Inc 11,128 930
Sempra 14,152 1,174
Southern Co/The 329,973 27,701
WEC Energy Group Inc 279,529 27,746
Xcel Energy Inc 581,398 39,070
$ 236,326
Electrical Components & Equipment - 0 .51%
Acuity Brands Inc 707 235
AMETEK Inc 5,166 953
Eaton Corp PLC 8,853 2,890
Emerson Electric Co 12,837 1,668
Generac Holdings Inc
(d)
674 101
Littelfuse Inc 55,867 13,317
Universal Display Corp 549 82
$ 19,246
Electronics - 1 .41%
Allegion plc 1,893 251
Amphenol Corp 10,996 778
Arrow Electronics Inc
(d)
1,177 137
Avnet Inc 2,057 106
Coherent Corp
(d)
2,767 250
Fortive Corp 230,477 18,745
Garmin Ltd 3,438 742
Honeywell International Inc 12,348 2,763
Hubbell Inc 61,823 26,152
Ingram Micro Holding Corp
(d)
352 8
Jabil Inc 2,239 364
Keysight Technologies Inc
(d)
3,912 698
Mettler-Toledo International Inc
(d)
473 645
nVent Electric PLC 3,639 237
Sensata Technologies Holding PLC 3,358 91
TD SYNNEX Corp 1,652 235
Trimble Inc
(d)
5,399 405
Vontier Corp 3,553 137
Woodward Inc 1,271 236
$ 52,980
Energy - Alternate Sources - 0 .01%
First Solar Inc
(d)
2,383 399
Engineering & Construction - 1 .85%
AECOM 2,973 314
EMCOR Group Inc 632 283
Everus Construction Group Inc
(d)
1,140 78
Jacobs Solutions Inc 308,852 43,279
MasTec Inc
(d)
1,389 202
TopBuild Corp
(d)
74,542 25,544
$ 69,700
Entertainment - 0 .02%
Caesars Entertainment Inc
(d)
5,003 180
Liberty Media Corp-Liberty Live - A Shares
(d)
568 41
Liberty Media Corp-Liberty Live - C Shares
(d)
1,042 77
Madison Square Garden Sports Corp
(d)
406 89
Marriott Vacations Worldwide Corp 781 68
Penn Entertainment Inc
(d)
3,385 70
TKO Group Holdings Inc
(d)
1,512 235
Vail Resorts Inc 167 28
$ 788
Environmental Control - 0 .78%
Clean Harbors Inc
(d)
1,102 257
Pentair PLC 3,638 377
Republic Services Inc 4,586 995

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Tetra Tech Inc 4,899 $ 180
Veralto Corp 2,976 308
Waste Management Inc 124,141 27,343
$ 29,460
Food - 0 .82%
Albertsons Cos Inc 9,372 188
Conagra Brands Inc 10,641 275
Flowers Foods Inc 4,696 92
General Mills Inc 12,432 748
Grocery Outlet Holding Corp
(d)
2,132 35
Hershey Co/The 154,843 23,110
Hormel Foods Corp 6,481 194
Ingredion Inc 1,454 198
J M Smucker Co/The 2,253 241
Kellanova 5,816 475
Kraft Heinz Co/The 19,886 593
Kroger Co/The 14,848 915
Lamb Weston Holdings Inc 2,166 130
McCormick & Co Inc/MD 5,579 431
Mondelez International Inc 30,139 1,748
Performance Food Group Co
(d)
2,869 259
Pilgrim's Pride Corp
(d)
989 46
Post Holdings Inc
(d)
1,127 120
Seaboard Corp 8 20
Sysco Corp 4,168 304
The Campbell's Company 4,533 176
Tyson Foods Inc 6,244 353
US Foods Holding Corp
(d)
5,082 360
$ 31,011
Forest Products & Paper - 0 .02%
International Paper Co 11,746 653
Gas - 0 .03%
Atmos Energy Corp 3,443 491
MDU Resources Group Inc 4,565 81
National Fuel Gas Co 2,163 152
NiSource Inc 10,482 391
UGI Corp 4,826 148
$ 1,263
Hand & Machine Tools - 0 .03%
Lincoln Electric Holdings Inc 929 185
MSA Safety Inc 879 145
Regal Rexnord Corp 1,515 240
Snap-on Inc 1,147 407
Stanley Black & Decker Inc 3,385 298
$ 1,275
Healthcare - Products - 3 .77%
10X Genomics Inc
(d)
941 14
Abbott Laboratories 385,294 49,291
Agilent Technologies Inc 6,438 976
Align Technology Inc
(d)
736 161
Avantor Inc
(d)
1,866,552 41,586
Azenta Inc
(d)
1,271 69
Baxter International Inc 11,362 370
Bio-Techne Corp 3,421 252
Boston Scientific Corp
(d)
33,063 3,384
Bruker Corp 1,057 62
Cooper Cos Inc/The
(d)
4,312 416
Danaher Corp 14,509 3,232
DENTSPLY SIRONA Inc 5,064 100
Edwards Lifesciences Corp
(d)
10,805 783
Enovis Corp
(d)
1,244 58
Envista Holdings Corp
(d)
3,862 79
Exact Sciences Corp
(d)
2,615 147
GE HealthCare Technologies Inc 9,196 812
Globus Medical Inc
(d)
2,516 233
Hologic Inc
(d)
5,042 364
Masimo Corp
(d)
495 86
Medtronic PLC 319,200 28,990
QIAGEN NV
(d)
5,133 229
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
QuidelOrtho Corp
(d)
1,552 $ 67
Repligen Corp
(d)
1,093 182
ResMed Inc 2,337 552
Revvity Inc 2,691 339
Solventum Corp
(d)
3,063 227
STERIS PLC 2,201 486
Stryker Corp 5,697 2,229
Teleflex Inc 1,008 182
Thermo Fisher Scientific Inc 8,566 5,120
Waters Corp
(d)
519 216
West Pharmaceutical Services Inc 643 220
Zimmer Biomet Holdings Inc 4,425 484
$ 141,998
Healthcare - Services - 3 .35%
Acadia Healthcare Co Inc
(d)
2,156 97
Amedisys Inc
(d)
719 66
Centene Corp
(d)
11,333 726
Charles River Laboratories International Inc
(d)
1,175 194
Chemed Corp 316 178
Cigna Group/The 5,567 1,638
Elevance Health Inc 71,391 28,250
Encompass Health Corp 2,185 217
Fortrea Holdings Inc
(d)
2,208 37
HCA Healthcare Inc 3,111 1,026
Humana Inc 2,707 794
IQVIA Holdings Inc
(d)
3,558 716
Labcorp Holdings Inc 1,862 465
Molina Healthcare Inc
(d)
470 146
Quest Diagnostics Inc 2,492 406
Sotera Health Co
(d)
3,576 49
Tenet Healthcare Corp
(d)
2,093 295
UnitedHealth Group Inc 167,384 90,804
Universal Health Services Inc 1,232 232
$ 126,336
Home Builders - 0 .50%
DR Horton Inc 6,523 926
Lennar Corp - A Shares 124,892 16,391
Lennar Corp - B Shares 312 39
Millrose Properties Inc
(d)
10,527 117
Millrose Properties Inc - Class B Shares
(d)
156 2
NVR Inc
(d)
64 513
PulteGroup Inc 4,532 516
Thor Industries Inc 1,141 117
Toll Brothers Inc 2,205 299
$ 18,920
Home Furnishings - 0 .01%
Dolby Laboratories Inc 1,313 110
Leggett & Platt Inc 3,849 40
SharkNinja Inc
(d)
1,258 141
Whirlpool Corp 1,257 132
$ 423
Housewares - 0 .01%
Newell Brands Inc 9,325 93
Scotts Miracle-Gro Co/The 1,009 71
$ 164
Insurance - 5 .17%
Aflac Inc 12,532 1,346
Allstate Corp/The 4,943 951
American Financial Group Inc/OH 1,542 211
American International Group Inc 432,699 31,872
Aon PLC 4,408 1,635
Arch Capital Group Ltd 8,032 747
Arthur J Gallagher & Co 97,360 29,385
Assurant Inc 1,179 254
Assured Guaranty Ltd 1,194 113
Axis Capital Holdings Ltd 1,818 165
Berkshire Hathaway Inc - Class B
(d)
94,956 44,503
Brighthouse Financial Inc
(d)
1,348 83
Brown & Brown Inc 2,933 307

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Chubb Ltd 9,090 $ 2,471
Cincinnati Financial Corp 3,436 471
CNA Financial Corp 603 30
Corebridge Financial Inc 6,613 223
Everest Group Ltd 47,512 16,511
Fidelity National Financial Inc 5,765 335
First American Financial Corp 2,372 150
Globe Life Inc 1,956 239
Hanover Insurance Group Inc/The 848 130
Hartford Financial Services Group Inc/The 6,465 721
Kemper Corp 1,439 97
Lincoln National Corp 4,037 142
Loews Corp 3,966 339
Markel Group Inc
(d)
217 397
Marsh & McLennan Cos Inc 9,562 2,074
MetLife Inc 13,235 1,145
MGIC Investment Corp 6,105 156
Old Republic International Corp 5,283 193
Primerica Inc 765 222
Progressive Corp/The 108,846 26,824
Prudential Financial Inc 8,016 968
Reinsurance Group of America Inc 1,461 333
RenaissanceRe Holdings Ltd 1,189 276
RLI Corp 1,848 136
Travelers Cos Inc/The 5,103 1,251
Unum Group 4,055 309
W R Berkley Corp 6,490 382
White Mountains Insurance Group Ltd 55 106
Willis Towers Watson PLC 80,100 26,398
$ 194,601
Internet - 1 .85%
Alphabet Inc - A Shares 318,776 65,036
Booking Holdings Inc 47 223
CDW Corp/DE 1,528 304
DoorDash Inc - Class A
(d)
1,049 198
eBay Inc 10,746 725
Etsy Inc
(d)
1,027 56
F5 Inc
(d)
1,310 389
Gen Digital Inc 12,117 326
IAC Inc
(d)
1,670 71
Lyft Inc
(d)
3,079 42
Maplebear Inc
(d)
3,910 189
Match Group Inc 5,747 205
Okta Inc
(d)
2,046 193
Robinhood Markets Inc
(d)
15,072 783
Roku Inc
(d)
2,417 200
TripAdvisor Inc
(d)
2,426 43
Trump Media & Technology Group Corp
(d),(e)
591 19
VeriSign Inc
(d)
1,738 374
Wayfair Inc
(d)
2,261 109
Zillow Group Inc - A Shares
(d)
1,098 87
Zillow Group Inc - C Shares
(d),(e)
3,517 289
$ 69,861
Iron & Steel - 0 .05%
ATI Inc
(d)
2,770 158
Cleveland-Cliffs Inc
(d)
7,289 75
Nucor Corp 5,323 684
Reliance Inc 1,207 349
Steel Dynamics Inc 3,274 420
United States Steel Corp 5,278 194
$ 1,880
Leisure Products & Services - 1 .84%
Amer Sports Inc
(d)
1,307 42
Brunswick Corp/DE 1,558 105
Carnival Corp
(d)
2,450,634 67,810
Harley-Davidson Inc 2,660 72
Planet Fitness Inc
(d)
918 99
Polaris Inc 1,361 65
Royal Caribbean Cruises Ltd 3,475 926
COMMON STOCKS (continued) Shares Held Value (000’s)
Leisure Products & Services (continued)
YETI Holdings Inc
(d)
1,343 $ 50
$ 69,169
Lodging - 1 .87%
Boyd Gaming Corp 1,506 115
Choice Hotels International Inc 119 18
Hilton Worldwide Holdings Inc 2,589 663
Hyatt Hotels Corp 833 132
Las Vegas Sands Corp 946,681 43,386
Marriott International Inc/MD 5,133 1,492
MGM Resorts International
(d)
5,405 186
Travel + Leisure Co 1,647 90
Wyndham Hotels & Resorts Inc 1,553 163
Wynn Resorts Ltd 280,138 24,330
$ 70,575
Machinery - Construction & Mining - 0 .88%
BWX Technologies Inc 242,119 27,343
Caterpillar Inc 9,413 3,496
GE Vernova Inc 6,104 2,276
Oshkosh Corp 1,466 171
$ 33,286
Machinery - Diversified - 0 .26%
AGCO Corp 1,479 154
CNH Industrial NV 19,515 251
Cognex Corp 3,852 154
Crane Co 1,069 182
Deere & Co 5,668 2,701
Dover Corp 3,072 626
Esab Corp 1,344 166
Flowserve Corp 3,096 194
Gates Industrial Corp PLC
(d)
5,606 116
Graco Inc 3,689 311
IDEX Corp 1,692 380
Ingersoll Rand Inc 8,990 843
Middleby Corp/The
(d)
1,233 211
Nordson Corp 1,293 285
Otis Worldwide Corp 9,005 859
Rockwell Automation Inc 2,301 641
Toro Co/The 2,271 189
Westinghouse Air Brake Technologies Corp 3,796 789
Xylem Inc/NY 5,364 665
$ 9,717
Media - 1 .88%
Charter Communications Inc
(d)
2,094 724
Comcast Corp - Class A 1,085,541 36,539
FactSet Research Systems Inc 538 255
Fox Corp - A Shares 4,931 252
Fox Corp - B Shares 3,139 153
Liberty Broadband Corp - A Shares
(d)
380 29
Liberty Broadband Corp - C Shares
(d)
1,979 152
Liberty Global Ltd - A Shares
(d)
3,728 43
Liberty Global Ltd - C Shares
(d)
4,040 47
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
411 36
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
3,002 287
New York Times Co/The 3,572 194
News Corp - A Shares 8,482 239
News Corp - B Shares
(e)
2,554 81
Nexstar Media Group Inc 417 64
Paramount Global - Class A 266 6
Paramount Global - Class B 14,018 153
Sirius XM Holdings Inc 5,097 122
Walt Disney Co/The 274,322 31,015
Warner Bros Discovery Inc
(d)
54,156 565
$ 70,956
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 1,032 125
RBC Bearings Inc
(d)
652 227
Timken Co/The 1,451 116

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Metal Fabrication & Hardware (continued)
Valmont Industries Inc 472 $ 157
$ 625
Mining - 0 .07%
Alcoa Corp 5,527 195
Freeport-McMoRan Inc 32,071 1,150
MP Materials Corp
(d)
2,940 65
Newmont Corp 25,604 1,094
Royal Gold Inc 1,425 199
$ 2,703
Miscellaneous Manufacturers - 0 .17%
3M Co 9,920 1,510
A O Smith Corp 2,630 177
Carlisle Cos Inc 875 341
Donaldson Co Inc 2,663 189
Illinois Tool Works Inc 4,086 1,059
ITT Inc 1,782 269
Parker-Hannifin Corp 2,858 2,021
Teledyne Technologies Inc
(d)
1,038 531
Textron Inc 4,100 313
$ 6,410
Office & Business Equipment - 0 .01%
Zebra Technologies Corp
(d)
887 348
Oil & Gas - 5 .59%
Antero Resources Corp
(d)
6,494 242
APA Corp 8,112 178
Chevron Corp 202,617 30,228
Chord Energy Corp 1,381 155
Civitas Resources Inc 1,691 86
ConocoPhillips 29,175 2,883
Coterra Energy Inc 16,610 460
Devon Energy Corp 14,078 480
Diamondback Energy Inc 4,210 692
EOG Resources Inc 113,490 14,276
EQT Corp 12,317 630
Expand Energy Corp 5,162 524
Exxon Mobil Corp 693,699 74,108
Hess Corp 204,500 28,432
HF Sinclair Corp 3,663 132
Marathon Petroleum Corp 7,496 1,092
Matador Resources Co 2,578 150
Occidental Petroleum Corp 15,322 715
Ovintiv Inc 5,871 248
Permian Resources Corp 1,499,596 21,970
Phillips 66 180,249 21,246
Range Resources Corp 5,401 200
Valero Energy Corp 86,831 11,548
Viper Energy Inc 1,729 81
$ 210,756
Oil & Gas Services - 0 .80%
Baker Hughes Co 22,374 1,033
Halliburton Co 1,052,795 27,394
NOV Inc 9,177 133
Schlumberger NV 31,771 1,280
TechnipFMC PLC 9,559 287
$ 30,127
Packaging & Containers - 0 .08%
Amcor PLC 32,125 312
AptarGroup Inc 1,507 237
Ardagh Group SA
(d),(f)
412 —
Ball Corp 6,605 368
Berry Global Group Inc 2,699 183
Crown Holdings Inc 2,546 224
Graphic Packaging Holding Co 6,613 181
Packaging Corp of America 1,950 415
Sealed Air Corp 3,090 108
Silgan Holdings Inc 1,964 108
Smurfit WestRock PLC 11,518 611
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers (continued)
Sonoco Products Co 2,200 $ 105
$ 2,852
Pharmaceuticals - 3 .82%
AbbVie Inc 22,583 4,153
Becton Dickinson & Co 115,185 28,520
BellRing Brands Inc
(d)
2,854 221
Bristol-Myers Squibb Co 45,612 2,689
Cardinal Health Inc 2,148 266
CVS Health Corp 28,302 1,598
Elanco Animal Health Inc
(d)
11,662 140
Henry Schein Inc
(d)
2,820 226
Jazz Pharmaceuticals PLC
(d)
1,354 168
Johnson & Johnson 215,451 32,781
McKesson Corp 1,657 985
Merck & Co Inc 312,564 30,888
Organon & Co 6,095 95
Pfizer Inc 127,554 3,383
Premier Inc 2,549 58
Sanofi SA ADR 681,051 37,008
Viatris Inc 26,533 299
Zoetis Inc 1,838 314
$ 143,792
Pipelines - 1 .40%
Antero Midstream Corp 4,708 76
Cheniere Energy Inc 2,416 540
DT Midstream Inc 2,177 220
Enbridge Inc 1,107,417 47,885
Kinder Morgan Inc 43,459 1,194
New Fortress Energy Inc
(e)
840 13
ONEOK Inc 13,012 1,264
Williams Cos Inc/The 27,211 1,508
$ 52,700
Private Equity - 0 .06%
Carlyle Group Inc/The 4,842 272
KKR & Co Inc 10,767 1,799
$ 2,071
Real Estate - 0 .05%
CBRE Group Inc
(d)
6,810 986
CoStar Group Inc
(d)
9,044 693
Howard Hughes Holdings Inc
(d)
695 53
Jones Lang LaSalle Inc
(d)
700 198
Seaport Entertainment Group Inc
(d)
212 5
$ 1,935
REITs - 4 .28%
AGNC Investment Corp 19,242 192
Agree Realty Corp 2,500 181
Alexandria Real Estate Equities Inc 3,821 372
American Homes 4 Rent 7,510 260
Americold Realty Trust Inc 6,388 140
Annaly Capital Management Inc 12,605 257
AvalonBay Communities Inc 3,146 697
Brixmor Property Group Inc 6,727 175
BXP Inc 3,459 253
Camden Property Trust 2,258 257
Cousins Properties Inc 3,617 110
Crown Castle Inc 9,704 866
CubeSmart 4,957 207
Digital Realty Trust Inc 7,423 1,216
EastGroup Properties Inc 1,092 185
EPR Properties 1,678 77
Equinix Inc 2,036 1,860
Equity LifeStyle Properties Inc 4,201 275
Equity Residential 8,414 594
Essex Property Trust Inc 1,422 405
Extra Space Storage Inc 4,700 724
Federal Realty Investment Trust 236,791 25,723
First Industrial Realty Trust Inc 2,965 158
Gaming and Leisure Properties Inc 5,776 279
Healthcare Realty Trust Inc 8,381 140

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Healthpeak Properties Inc 15,570 $ 322
Highwoods Properties Inc 2,341 70
Host Hotels & Resorts Inc 15,585 260
Invitation Homes Inc 13,665 426
Iron Mountain Inc 2,742 279
Kilroy Realty Corp 2,775 108
Kimco Realty Corp 14,718 330
Lamar Advertising Co 1,444 183
Lineage Inc 1,385 83
Medical Properties Trust Inc 14,084 66
Mid-America Apartment Communities Inc 2,609 398
National Storage Affiliates Trust 1,570 58
NNN REIT Inc 4,193 165
Omega Healthcare Investors Inc 6,028 223
Park Hotels & Resorts Inc 4,575 62
Prologis Inc 421,973 50,321
Public Storage 100,059 29,866
Rayonier Inc 3,842 100
Realty Income Corp 19,626 1,072
Regency Centers Corp 4,065 292
Rexford Industrial Realty Inc 4,922 200
Rithm Capital Corp 12,305 142
SBA Communications Corp 2,376 469
Simon Property Group Inc 5,387 937
STAG Industrial Inc 4,067 139
Starwood Property Trust Inc 7,425 144
Sun Communities Inc 2,704 342
UDR Inc 7,297 305
Ventas Inc 9,399 568
VICI Properties Inc 1,175,455 34,994
Vornado Realty Trust 3,939 170
Welltower Inc 13,824 1,887
Weyerhaeuser Co 16,292 499
WP Carey Inc 4,795 268
$ 161,351
Retail - 3 .87%
Advance Auto Parts Inc 1,337 65
AutoNation Inc
(d)
571 108
AutoZone Inc
(d)
34 114
Bath & Body Works Inc 5,000 188
Best Buy Co Inc 4,759 409
BJ's Wholesale Club Holdings Inc
(d)
2,896 287
CarMax Inc
(d)
3,216 275
Carvana Co
(d)
1,578 391
Casey's General Stores Inc 710 299
Darden Restaurants Inc 151,757 29,629
Dick's Sporting Goods Inc 1,101 264
Dillard's Inc 84 39
Dollar General Corp 4,860 345
Dollar Tree Inc
(d)
4,442 326
Domino's Pizza Inc 59,351 26,656
Dutch Bros Inc
(d)
1,485 93
Ferguson Enterprises Inc 4,226 765
Five Below Inc
(d)
304 29
Floor & Decor Holdings Inc
(d)
1,498 150
Freshpet Inc
(d)
754 121
GameStop Corp
(d)
8,783 236
Gap Inc/The 4,560 110
Genuine Parts Co 3,057 355
Home Depot Inc/The 4,500 1,854
Kohl's Corp
(e)
3,212 42
Lithia Motors Inc 575 216
Lowe's Cos Inc 12,866 3,346
Macy's Inc 6,487 101
McDonald's Corp 15,155 4,375
MSC Industrial Direct Co Inc 1,090 88
Nordstrom Inc 2,245 54
Ollie's Bargain Outlet Holdings Inc
(d)
1,448 161
O'Reilly Automotive Inc
(d)
22,923 29,672
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Penske Automotive Group Inc 414 $ 69
RH
(d)
269 113
Ross Stores Inc 5,613 845
Starbucks Corp 5,622 605
Target Corp 10,382 1,432
TJX Cos Inc/The 10,420 1,300
Ulta Beauty Inc
(d)
142 59
Walgreens Boots Alliance Inc 16,057 165
Walmart Inc 400,318 39,295
Wendy's Co/The 2,404 36
Williams-Sonoma Inc 1,108 234
Yum! Brands Inc 3,824 499
$ 145,815
Savings & Loans - 0 .00%
TFS Financial Corp 1,454 20
Semiconductors - 3 .81%
Advanced Micro Devices Inc
(d)
12,291 1,425
Allegro MicroSystems Inc
(d)
2,758 66
Amkor Technology Inc 2,533 62
Analog Devices Inc 11,127 2,358
Applied Materials Inc 1,544 278
Astera Labs Inc
(d)
2,269 230
Cirrus Logic Inc
(d)
1,274 128
Entegris Inc 160,789 16,327
GLOBALFOUNDRIES Inc
(d),(e)
2,209 92
Intel Corp 95,618 1,858
IPG Photonics Corp
(d)
715 52
Lattice Semiconductor Corp
(d)
500 29
MACOM Technology Solutions Holdings Inc
(d)
1,253 166
Marvell Technology Inc 259,223 29,256
Microchip Technology Inc 685,248 37,210
Micron Technology Inc 24,768 2,260
MKS Instruments Inc 1,492 169
ON Semiconductor Corp
(d)
9,571 501
Onto Innovation Inc
(d)
863 177
Qorvo Inc
(d)
2,114 175
QUALCOMM Inc 271,304 46,916
Skyworks Solutions Inc 3,542 314
Teradyne Inc 374 43
Texas Instruments Inc 17,995 3,322
Wolfspeed Inc
(d)
3,604 22
$ 143,436
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 909 179
Software - 4 .89%
Akamai Technologies Inc
(d)
3,310 331
ANSYS Inc
(d)
1,947 682
Aspen Technology Inc
(d)
638 168
BILL Holdings Inc
(d)
1,794 174
Broadridge Financial Solutions Inc 229 55
CCC Intelligent Solutions Holdings Inc
(d)
10,711 119
Concentrix Corp
(e)
1,243 65
Dayforce Inc
(d)
2,946 208
DoubleVerify Holdings Inc
(d)
1,732 36
Doximity Inc
(d)
2,689 159
Dropbox Inc - A Shares
(d)
3,903 125
Electronic Arts Inc 151,806 18,658
Fair Isaac Corp
(d)
83 156
Fidelity National Information Services Inc 636,210 51,832
Fiserv Inc
(d)
8,667 1,872
Guidewire Software Inc
(d)
972 205
HashiCorp Inc
(d)
890 30
Informatica Inc
(d)
2,130 55
Jack Henry & Associates Inc 1,663 290
Microsoft Corp 106,666 44,273
MicroStrategy Inc
(d)
3,467 1,161
MSCI Inc 702 419
nCino Inc
(d)
864 29
Nutanix Inc
(d)
3,993 275

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Oracle Corp 175,819 $ 29,900
Paychex Inc 4,633 684
Paycom Software Inc 423 88
Paycor HCM Inc
(d)
1,797 40
Playtika Holding Corp 1,928 14
PTC Inc
(d)
1,018 197
Roper Technologies Inc 2,384 1,372
Salesforce Inc 82,705 28,260
SentinelOne Inc
(d)
5,556 133
SS&C Technologies Holdings Inc 4,752 385
Take-Two Interactive Software Inc
(d)
3,839 712
Twilio Inc
(d)
2,725 399
Tyler Technologies Inc
(d)
151 91
UiPath Inc
(d)
1,506 21
Unity Software Inc
(d)
3,986 88
Zoom Communications Inc
(d)
5,897 513
ZoomInfo Technologies Inc
(d)
7,163 74
$ 184,348
Telecommunications - 1 .35%
AT&T Inc 161,634 3,836
Ciena Corp
(d)
3,253 283
Cisco Systems Inc 89,715 5,437
Corning Inc 17,139 893
Frontier Communications Parent Inc
(d)
5,596 200
Iridium Communications Inc 2,294 66
Juniper Networks Inc 7,134 249
Motorola Solutions Inc 1,938 909
T-Mobile US Inc 151,849 35,376
Ubiquiti Inc 63 25
Verizon Communications Inc 94,737 3,732
$ 51,006
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 482 28
Mattel Inc
(d)
8,017 149
$ 177
Transportation - 2 .05%
CH Robinson Worldwide Inc 2,572 256
CSX Corp 43,469 1,429
Expeditors International of Washington Inc 2,583 293
FedEx Corp 5,058 1,340
JB Hunt Transport Services Inc 154,515 26,456
Kirby Corp
(d)
1,303 142
Knight-Swift Transportation Holdings Inc 3,486 199
Landstar System Inc 833 137
Norfolk Southern Corp 5,056 1,291
Ryder System Inc 933 149
Saia Inc
(d)
248 119
Schneider National Inc 1,226 36
Union Pacific Corp 175,542 43,498
United Parcel Service Inc 16,386 1,872
$ 77,217
Water - 0 .02%
American Water Works Co Inc 4,317 538
Essential Utilities Inc 5,603 199
$ 737
TOTAL COMMON STOCKS $ 3,565,032
Total Investments $ 3,768,406
Other Assets and Liabilities -  (0.02)% (672)
TOTAL NET ASSETS - 100.00% $ 3,767,734
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $266 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $256 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
LargeCap Value Fund III
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 90,344 $ 389,544 $ 383,364 $ 96,524
$ 90,344 $ 389,544 $ 383,364 $ 96,524
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,075 $ — $ — $ —
$ 1,075 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; March 2025 Long 158 $ 47,931 $ 222
Total $ 222
Amounts in thousands except contracts.

Schedule of Investments
MidCap Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .05 % Shares Held Value (000's)
Money Market Funds - 0 .05%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
857,064 $ 857
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
14,246,617 14,247
$ 15,104
TOTAL INVESTMENT COMPANIES $ 15,104
COMMON STOCKS - 99 .96 % Shares Held Value (000's)
Aerospace & Defense - 9 .41%
HEICO Corp - Class A 7,168,957 $ 1,364,468
TransDigm Group Inc 1,107,003 1,498,151
$ 2,862,619
Beverages - 0 .00%
Brown-Forman Corp - A Shares 7,199 240
Building Materials - 6 .06%
Martin Marietta Materials Inc 1,337,767 727,906
Vulcan Materials Co 4,068,967 1,115,507
$ 1,843,413
Chemicals - 1 .48%
Air Products and Chemicals Inc 715,132 239,755
Perimeter Solutions Inc
(c),(d)
8,056,257 100,703
Sherwin-Williams Co/The 309,174 110,734
$ 451,192
Commercial Services - 1 .11%
Moody's Corp 256,459 128,086
Verisk Analytics Inc 726,240 208,750
$ 336,836
Computers - 2 .27%
Gartner Inc
(d)
1,270,565 689,701
Distribution & Wholesale - 5 .61%
Copart Inc
(d)
23,952,812 1,387,587
Fastenal Co 4,338,208 317,730
$ 1,705,317
Diversified Financial Services - 3 .23%
Ares Management Corp 2,412,405 478,187
Brookfield Asset Management Ltd 4,861,789 290,881
Brookfield Wealth Solutions Ltd
(d),(e)
156,328 9,573
LPL Financial Holdings Inc 555,635 203,857
$ 982,498
Electric - 3 .29%
Brookfield Infrastructure Partners LP 23,787,090 780,455
Brookfield Renewable Corp 2,388,660 63,753
Brookfield Renewable Partners LP 7,095,587 155,322
$ 999,530
Electrical Components & Equipment - 0 .69%
AMETEK Inc 1,135,065 209,488
Electronics - 0 .96%
Mettler-Toledo International Inc
(d)
215,210 293,641
Entertainment - 3 .30%
Liberty Media Corp-Liberty Live - A Shares
(d)
21,874 1,574
Liberty Media Corp-Liberty Live - C Shares
(d)
157,552 11,594
Live Nation Entertainment Inc
(d)
5,450,716 788,610
Vail Resorts Inc 1,196,643 203,573
$ 1,005,351
Environmental Control - 1 .14%
Veralto Corp 605,003 62,551
Waste Connections Inc 1,541,467 283,276
$ 345,827
Healthcare - Products - 1 .10%
IDEXX Laboratories Inc
(d)
314,939 132,920
Waters Corp
(d)
486,289 202,043
$ 334,963
Home Builders - 2 .06%
Lennar Corp - A Shares 2,022,043 265,373
Lennar Corp - B Shares 38,636 4,860
Millrose Properties Inc
(d)
1,000,784 11,069
Millrose Properties Inc - Class B Shares
(d)
19,318 260
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
NVR Inc
(d)
42,923 $ 344,078
$ 625,640
Insurance - 10 .78%
Arch Capital Group Ltd 5,926,641 551,592
Arthur J Gallagher & Co 1,117,141 337,175
Brown & Brown Inc 9,735,682 1,018,936
Markel Group Inc
(d)
413,873 756,883
Progressive Corp/The 1,215,323 299,504
Ryan Specialty Holdings Inc 1,983,187 132,041
W R Berkley Corp 3,111,931 183,075
$ 3,279,206
Internet - 0 .67%
VeriSign Inc
(d)
166,546 35,807
Wix.com Ltd
(d)
706,664 168,815
$ 204,622
Lodging - 5 .45%
Hilton Worldwide Holdings Inc 5,412,839 1,386,066
Hyatt Hotels Corp 1,709,189 270,445
$ 1,656,511
Machinery - Diversified - 0 .41%
Graco Inc 1,473,877 124,056
Media - 1 .88%
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
518,209 45,613
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
5,513,293 527,622
$ 573,235
Private Equity - 10 .17%
Brookfield Corp 25,418,600 1,555,618
KKR & Co Inc 9,213,603 1,539,317
$ 3,094,935
Real Estate - 5 .45%
CBRE Group Inc
(d)
5,638,030 816,048
CoStar Group Inc
(d)
10,991,887 841,979
Seaport Entertainment Group Inc
(d)
16,812 447
$ 1,658,474
Retail - 8 .87%
CarMax Inc
(d)
6,432,579 550,886
Domino's Pizza Inc 1,194,260 536,366
Floor & Decor Holdings Inc
(d)
1,021,266 102,229
O'Reilly Automotive Inc
(d)
1,022,510 1,323,557
Ross Stores Inc 1,225,576 184,523
$ 2,697,561
Semiconductors - 1 .24%
Entegris Inc 2,394,452 243,133
Microchip Technology Inc 2,477,848 134,547
$ 377,680
Software - 13 .33%
ANSYS Inc
(d)
347,962 121,961
Appfolio Inc
(d)
99,640 23,307
Autodesk Inc
(d)
556,721 173,329
CCC Intelligent Solutions Holdings Inc
(d)
20,171,544 224,106
Constellation Software Inc/Canada 167,137 550,048
Constellation Software Inc/Canada - Warrants
(d),(f)
143,533 —
Fair Isaac Corp
(d)
208,454 390,551
Jack Henry & Associates Inc 191,711 33,375
Lumine Group Inc
(d)
329,031 8,588
MSCI Inc 1,006,443 600,615
Procore Technologies Inc
(d)
2,084,213 165,820
Roper Technologies Inc 1,275,432 734,202
Tyler Technologies Inc
(d)
900,846 541,985
Veeva Systems Inc
(d)
2,085,844 486,544
$ 4,054,431
TOTAL COMMON STOCKS $ 30,406,967
Total Investments $ 30,422,071
Other Assets and Liabilities -  (0.01)% (1,749)
TOTAL NET ASSETS - 100.00% $ 30,420,322

Schedule of Investments
MidCap Fund
January 31, 2025 (unaudited)
See accompanying notes.

(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,418 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,283 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases
(*)
Sales January 31, 2025
Value Cost Proceeds Value
Perimeter Solutions Inc $ — $ 85,201 $ — $ 100,703
Perimeter Solutions SA 105,909 8,651 93,853 —
Principal Government Money Market Fund - Class R-6 4.25% 28,530 1,001,754 1,016,037 14,247
$ 134,439 $ 1,095,606 $ 1,109,890 $ 114,950
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Perimeter Solutions Inc $ — $ — $ — $ 15,502
Perimeter Solutions SA — — — (20,707)
Principal Government Money Market Fund - Class R-6 4.25% 319 — — —
$ 319 $ — $ — $ (5,205)
Amounts in thousands.
(*) Perimeter Solutions Inc was involved in a cusip and name change effective 11/21/24.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .85 % Shares Held Value (000's)
Money Market Funds - 4 .85%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
10,845,879 $ 10,846
TOTAL INVESTMENT COMPANIES $ 10,846
COMMON STOCKS - 96 .78 % Shares Held Value (000's)
Advertising - 2 .43%
Trade Desk Inc/The
(c)
45,795 $ 5,435
Airlines - 0 .95%
American Airlines Group Inc
(c)
125,904 2,130
Apparel - 2 .09%
Deckers Outdoor Corp
(c)
26,341 4,672
Biotechnology - 1 .35%
Illumina Inc
(c)
22,819 3,029
Building Materials - 1 .89%
Johnson Controls International plc 54,319 4,237
Commercial Services - 1 .03%
TransUnion 23,211 2,304
Diversified Financial Services - 11 .08%
Ameriprise Financial Inc 6,268 3,406
Evercore Inc - Class A 20,903 6,088
Interactive Brokers Group Inc - A Shares 35,931 7,813
Invesco Ltd 176,350 3,391
Tradeweb Markets Inc 32,285 4,097
$ 24,795
Electronics - 2 .37%
Trimble Inc
(c)
70,656 5,296
Engineering & Construction - 0 .93%
Jacobs Solutions Inc 14,799 2,074
Entertainment - 1 .22%
TKO Group Holdings Inc
(c)
17,619 2,735
Healthcare - Products - 3 .36%
Natera Inc
(c)
22,589 3,997
Repligen Corp
(c)
21,186 3,521
$ 7,518
Home Furnishings - 1 .00%
Tempur Sealy International Inc 35,461 2,239
Insurance - 1 .22%
Fidelity National Financial Inc 47,061 2,738
Internet - 5 .38%
Chewy Inc
(c)
118,506 4,620
DoorDash Inc - Class A
(c)
21,501 4,060
Sea Ltd ADR
(c)
27,673 3,370
$ 12,050
Leisure Products & Services - 1 .03%
Norwegian Cruise Line Holdings Ltd
(c)
81,553 2,312
Lodging - 1 .27%
Las Vegas Sands Corp 62,041 2,843
Machinery - Construction & Mining - 2 .42%
GE Vernova Inc 7,699 2,871
Vertiv Holdings Co 21,765 2,547
$ 5,418
Mining - 2 .20%
Cameco Corp 99,645 4,926
Miscellaneous Manufacturers - 1 .52%
Axon Enterprise Inc
(c)
5,211 3,398
Office & Business Equipment - 2 .18%
Zebra Technologies Corp
(c)
12,459 4,883
Oil & Gas - 3 .83%
Expand Energy Corp 55,214 5,610
Matador Resources Co 51,020 2,959
$ 8,569
Private Equity - 3 .05%
KKR & Co Inc 40,833 6,822
Real Estate - 2 .27%
Jones Lang LaSalle Inc
(c)
17,933 5,071
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail - 7 .51%
BJ's Wholesale Club Holdings Inc
(c)
59,590 $ 5,902
Burlington Stores Inc
(c)
11,784 3,346
Cava Group Inc
(c)
27,681 3,738
Dick's Sporting Goods Inc 15,932 3,825
$ 16,811
Semiconductors - 1 .76%
Marvell Technology Inc 34,911 3,940
Software - 26 .70%
AppLovin Corp
(c)
11,817 4,367
Atlassian Corp
(c)
8,715 2,674
Datadog Inc
(c)
25,664 3,662
Dayforce Inc
(c)
30,146 2,133
Fair Isaac Corp
(c)
2,474 4,635
HubSpot Inc
(c)
6,443 5,023
MicroStrategy Inc
(c)
9,475 3,172
Palantir Technologies Inc
(c)
127,531 10,520
ROBLOX Corp
(c)
74,760 5,313
Snowflake Inc - Class A
(c)
27,484 4,989
Twilio Inc
(c)
35,586 5,216
Veeva Systems Inc
(c)
18,496 4,314
Zoom Communications Inc
(c)
42,911 3,731
$ 59,749
Transportation - 4 .74%
Knight-Swift Transportation Holdings Inc 90,603 5,172
XPO Inc
(c)
40,650 5,434
$ 10,606
TOTAL COMMON STOCKS $ 216,600
Total Investments $ 227,446
Other Assets and Liabilities -  (1.63)% (3,658)
TOTAL NET ASSETS - 100.00% $ 223,788
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
(c) Non-income producing security

Schedule of Investments
MidCap Growth Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 4,872 $ 52,236 $ 46,262 $ 10,846
$ 4,872 $ 52,236 $ 46,262 $ 10,846
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 79 $ — $ — $ —
$ 79 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
MidCap Growth Fund III
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .68 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .39%
iShares Russell Mid-Cap Growth ETF 7,800 $ 1,050
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
216,825 217
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
6,023,514 6,024
$ 6,241
TOTAL INVESTMENT COMPANIES $ 7,291
COMMON STOCKS - 97 .49 % Shares Held Value (000's)
Advertising - 0 .92%
Trade Desk Inc/The
(d)
20,993 $ 2,491
Aerospace & Defense - 1 .01%
HEICO Corp
(e)
7,567 1,808
HEICO Corp - Class A 1,141 217
Howmet Aerospace Inc 347 44
Loar Holdings Inc
(d)
385 31
Spirit AeroSystems Holdings Inc
(d)
204 7
Standardaero Inc
(d)
23,573 632
$ 2,739
Airlines - 0 .00%
American Airlines Group Inc
(d)
664 11
Apparel - 0 .69%
Crocs Inc
(d)
144 15
Deckers Outdoor Corp
(d)
10,441 1,852
Skechers USA Inc
(d)
162 12
$ 1,879
Automobile Manufacturers - 0 .31%
Cummins Inc 2,374 846
Banks - 0 .22%
NU Holdings Ltd/Cayman Islands
(d)
44,721 592
Popular Inc 104 11
$ 603
Beverages - 0 .26%
Boston Beer Co Inc/The
(d)
25 6
Celsius Holdings Inc
(d)
28,163 704
$ 710
Biotechnology - 1 .90%
Alnylam Pharmaceuticals Inc
(d)
4,983 1,352
Apellis Pharmaceuticals Inc
(d)
1,464 42
Corteva Inc 15,557 1,015
Exelixis Inc
(d)
3,289 109
Illumina Inc
(d)
12,224 1,622
Incyte Corp
(d)
133 10
Intra-Cellular Therapies Inc
(d)
1,445 184
Ionis Pharmaceuticals Inc
(d)
2,044 65
Sarepta Therapeutics Inc
(d)
5,897 671
Ultragenyx Pharmaceutical Inc
(d)
1,248 54
Viking Therapeutics Inc
(d)
1,493 49
$ 5,173
Building Materials - 2 .87%
AAON Inc 18,022 2,097
Armstrong World Industries Inc 206 31
AZEK Co Inc/The
(d)
1,416 72
Builders FirstSource Inc
(d)
147 25
Eagle Materials Inc 354 91
Lennox International Inc 3,094 1,833
Louisiana-Pacific Corp 614 72
Martin Marietta Materials Inc 2,951 1,606
Simpson Manufacturing Co Inc 56 9
Trex Co Inc
(d)
25,242 1,838
Vulcan Materials Co 480 132
$ 7,806
Chemicals - 0 .03%
Celanese Corp 390 27
Chemours Co/The 148 3
RPM International Inc 403 51
$ 81
COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services - 7 .34%
Avis Budget Group Inc
(d)
95 $ 9
Block Inc
(d)
9,877 897
Booz Allen Hamilton Holding Corp 13,875 1,790
Bright Horizons Family Solutions Inc
(d)
121 15
Corpay Inc
(d)
5,409 2,058
Equifax Inc 9,289 2,553
Grand Canyon Education Inc
(d)
132 23
H&R Block Inc 379 21
MarketAxess Holdings Inc 9,013 1,989
Moody's Corp 2,317 1,157
Morningstar Inc 375 123
Paylocity Holding Corp
(d)
610 125
Quanta Services Inc 3,005 924
RB Global Inc 26,996 2,416
Rollins Inc 42,530 2,105
Shift4 Payments Inc
(d)
21,863 2,620
Toast Inc
(d)
6,366 261
TransUnion 155 15
U-Haul Holding Co 610 40
U-Haul Holding Co
(d)
45 3
United Rentals Inc 223 169
Valvoline Inc
(d)
1,815 67
Verisk Analytics Inc 1,981 569
WEX Inc
(d)
52 10
WillScot Holdings Corp
(d)
739 27
$ 19,986
Computers - 3 .53%
Crowdstrike Holdings Inc
(d)
2,301 916
EPAM Systems Inc
(d)
9,243 2,347
Gartner Inc
(d)
3,666 1,990
Globant SA
(d)
12,713 2,712
HP Inc 3,277 107
KBR Inc 162 9
NetApp Inc 1,297 158
Pure Storage Inc
(d)
13,188 894
Super Micro Computer Inc
(d)
6,963 199
Zscaler Inc
(d)
1,310 265
$ 9,597
Consumer Products - 0 .13%
Avery Dennison Corp 424 79
Clorox Co/The 1,745 277
$ 356
Cosmetics & Personal Care - 0 .18%
elf Beauty Inc
(d)
4,946 494
Distribution & Wholesale - 3 .05%
Copart Inc
(d)
30,416 1,762
Core & Main Inc
(d)
20,739 1,171
Fastenal Co 38,233 2,800
Pool Corp 524 180
SiteOne Landscape Supply Inc
(d)
230 33
WW Grainger Inc 2,213 2,351
$ 8,297
Diversified Financial Services - 5 .03%
Ally Financial Inc 524 20
Ameriprise Financial Inc 1,246 677
Ares Management Corp 20,175 3,999
Blue Owl Capital Inc 7,272 189
Coinbase Global Inc
(d)
7,084 2,064
Credit Acceptance Corp
(d)
69 35
Houlihan Lokey Inc 7,357 1,337
Jefferies Financial Group Inc 691 53
Lazard Inc 1,439 78
LPL Financial Holdings Inc 7,553 2,771
Raymond James Financial Inc 13,714 2,310
SoFi Technologies Inc
(d)
2,354 37
TPG Inc 293 20
Tradeweb Markets Inc 644 82
UWM Holdings Corp 962 6
Western Union Co/The 837 9

Schedule of Investments
MidCap Growth Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
XP Inc 580 $ 8
$ 13,695
Electric - 1 .19%
NRG Energy Inc 1,182 121
Vistra Corp 18,477 3,105
$ 3,226
Electrical Components & Equipment - 0 .04%
Generac Holdings Inc
(d)
405 60
Universal Display Corp 331 50
$ 110
Electronics - 0 .01%
Ingram Micro Holding Corp
(d)
51 1
Jabil Inc 126 21
$ 22
Energy - Alternate Sources - 0 .04%
Enphase Energy Inc
(d)
1,850 115
Engineering & Construction - 0 .13%
Comfort Systems USA Inc 494 216
EMCOR Group Inc 253 113
TopBuild Corp
(d)
34 12
$ 341
Entertainment - 2 .44%
Churchill Downs Inc 18,580 2,296
DraftKings Inc
(d)
90,744 3,807
Light & Wonder Inc
(d)
1,245 110
Live Nation Entertainment Inc
(d)
2,220 321
Madison Square Garden Sports Corp
(d)
20 4
TKO Group Holdings Inc
(d)
152 24
Vail Resorts Inc 442 75
$ 6,637
Environmental Control - 0 .84%
Tetra Tech Inc 805 30
Veralto Corp 1,562 161
Waste Connections Inc 11,411 2,097
$ 2,288
Food - 0 .62%
Hershey Co/The 284 42
Lamb Weston Holdings Inc 21,878 1,312
Performance Food Group Co
(d)
306 28
Pilgrim's Pride Corp
(d)
52 2
Sysco Corp 4,290 313
$ 1,697
Hand & Machine Tools - 0 .23%
Lincoln Electric Holdings Inc 3,188 634
Healthcare - Products - 6 .58%
10X Genomics Inc
(d)
991 15
Align Technology Inc
(d)
2,849 624
Bio-Techne Corp 19,614 1,443
Bruker Corp 972 56
Exact Sciences Corp
(d)
1,012 57
GE HealthCare Technologies Inc 600 53
IDEXX Laboratories Inc
(d)
2,491 1,051
Inspire Medical Systems Inc
(d)
3,658 708
Insulet Corp
(d)
14,106 3,927
Masimo Corp
(d)
317 55
Natera Inc
(d)
11,982 2,120
Penumbra Inc
(d)
10,012 2,673
Repligen Corp
(d)
14,805 2,461
ResMed Inc 7,306 1,726
Waters Corp
(d)
505 210
West Pharmaceutical Services Inc 2,163 738
$ 17,917
Healthcare - Services - 0 .36%
Chemed Corp 21 12
DaVita Inc
(d)
663 117
Fortrea Holdings Inc
(d)
120 2
IQVIA Holdings Inc
(d)
286 57
Medpace Holdings Inc
(d)
1,783 623
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Molina Healthcare Inc
(d)
503 $ 156
$ 967
Home Builders - 0 .46%
DR Horton Inc 8,884 1,261
Home Furnishings - 0 .06%
SharkNinja Inc
(d)
184 20
Tempur Sealy International Inc 2,356 149
$ 169
Insurance - 1 .61%
Allstate Corp/The 576 111
Arthur J Gallagher & Co 239 72
Brown & Brown Inc 1,476 154
Equitable Holdings Inc 4,441 242
Everest Group Ltd 99 34
Kinsale Capital Group Inc 5,276 2,332
Markel Group Inc
(d)
42 77
RLI Corp 68 5
Ryan Specialty Holdings Inc 20,347 1,355
$ 4,382
Internet - 2 .74%
CDW Corp/DE 14,387 2,865
Chewy Inc
(d)
24,314 948
Coupang Inc
(d)
16,276 383
DoorDash Inc - Class A
(d)
8,250 1,558
Etsy Inc
(d)
1,022 56
Expedia Group Inc 1,746 298
GoDaddy Inc
(d)
1,966 418
Lyft Inc
(d)
3,556 48
Okta Inc
(d)
1,017 96
Pinterest Inc
(d)
22,337 736
Roku Inc
(d)
265 22
TripAdvisor Inc
(d)
77 1
Trump Media & Technology Group Corp
(d),(e)
655 21
VeriSign Inc
(d)
77 17
$ 7,467
Iron & Steel - 0 .01%
Cleveland-Cliffs Inc
(d)
2,211 23
Leisure Products & Services - 1 .27%
Norwegian Cruise Line Holdings Ltd
(d)
6,165 175
Planet Fitness Inc
(d)
645 70
Royal Caribbean Cruises Ltd 12,007 3,201
YETI Holdings Inc
(d)
355 13
$ 3,459
Lodging - 0 .88%
Choice Hotels International Inc
(e)
326 48
Hilton Worldwide Holdings Inc 1,726 442
Hyatt Hotels Corp 5,467 865
Las Vegas Sands Corp 4,896 225
Wyndham Hotels & Resorts Inc 93 10
Wynn Resorts Ltd 9,288 806
$ 2,396
Machinery - Construction & Mining - 2 .43%
BWX Technologies Inc 13,005 1,469
GE Vernova Inc 3,015 1,124
Vertiv Holdings Co 34,283 4,012
$ 6,605
Machinery - Diversified - 2 .74%
Cognex Corp 12,879 514
Graco Inc 22,610 1,903
IDEX Corp 9,163 2,055
Rockwell Automation Inc 148 41
Westinghouse Air Brake Technologies Corp 14,210 2,955
$ 7,468
Media - 0 .09%
FactSet Research Systems Inc 189 90
Liberty Broadband Corp - A Shares
(d)
55 4
Liberty Broadband Corp - C Shares
(d)
379 29

Schedule of Investments
MidCap Growth Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media (continued)
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
117 $ 10
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
1,049 100
Nexstar Media Group Inc 168 26
$ 259
Metal Fabrication & Hardware - 0 .02%
Advanced Drainage Systems Inc 373 45
Miscellaneous Manufacturers - 1 .48%
Axon Enterprise Inc
(d)
4,851 3,164
Carlisle Cos Inc 86 33
ITT Inc 5,516 833
$ 4,030
Office & Business Equipment - 1 .21%
Zebra Technologies Corp
(d)
8,427 3,303
Oil & Gas - 1 .75%
Antero Resources Corp
(d)
27,226 1,016
Civitas Resources Inc 380 19
Diamondback Energy Inc 9,876 1,623
EQT Corp 513 26
Hess Corp 2,541 353
Matador Resources Co 126 7
Permian Resources Corp 87,536 1,283
Texas Pacific Land Corp 264 343
Viper Energy Inc 421 20
Weatherford International PLC 1,014 64
$ 4,754
Oil & Gas Services - 0 .91%
Baker Hughes Co 53,369 2,465
Packaging & Containers - 0 .00%
Sealed Air Corp 105 4
Pharmaceuticals - 3 .29%
Cardinal Health Inc 2,034 252
Cencora Inc 13,823 3,514
Dexcom Inc
(d)
43,713 3,795
Neurocrine Biosciences Inc
(d)
9,179 1,394
$ 8,955
Pipelines - 0 .37%
Antero Midstream Corp 1,819 29
Cheniere Energy Inc 1,605 359
New Fortress Energy Inc
(e)
594 9
Targa Resources Corp 3,040 598
$ 995
Private Equity - 0 .28%
Carlyle Group Inc/The 13,783 774
Real Estate - 0 .81%
CoStar Group Inc
(d)
27,952 2,141
Jones Lang LaSalle Inc
(d)
206 58
$ 2,199
REITs - 0 .42%
EastGroup Properties Inc 3,916 664
Iron Mountain Inc 2,335 237
Lamar Advertising Co 308 39
Simon Property Group Inc 1,164 203
$ 1,143
Retail - 9 .99%
BJ's Wholesale Club Holdings Inc
(d)
25,664 2,542
Burlington Stores Inc
(d)
9,265 2,630
CarMax Inc
(d)
153 13
Carvana Co
(d)
3,629 898
Casey's General Stores Inc 9,055 3,819
Cava Group Inc
(d)
6,164 832
Darden Restaurants Inc 870 170
Dick's Sporting Goods Inc 71 17
Domino's Pizza Inc 171 77
Dutch Bros Inc
(d)
57,387 3,588
Ferguson Enterprises Inc 14,057 2,546
Five Below Inc
(d)
608 57
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Floor & Decor Holdings Inc
(d)
20,738 $ 2,076
Freshpet Inc
(d)
7,471 1,195
Murphy USA Inc 257 129
RH
(d)
1,498 628
Ross Stores Inc 9,021 1,358
Texas Roadhouse Inc 11,443 2,073
Tractor Supply Co 7,580 412
Ulta Beauty Inc
(d)
572 236
Wendy's Co/The 1,186 18
Williams-Sonoma Inc 1,041 220
Wingstop Inc 4,895 1,458
Yum! Brands Inc 1,520 198
$ 27,190
Semiconductors - 3 .68%
Astera Labs Inc
(d)
76 8
Entegris Inc 12,633 1,283
Lattice Semiconductor Corp
(d)
1,657 94
Marvell Technology Inc 17,364 1,960
Microchip Technology Inc 19,575 1,063
MKS Instruments Inc 55 6
Monolithic Power Systems Inc 6,690 4,264
Onto Innovation Inc
(d)
176 36
Teradyne Inc 11,268 1,304
$ 10,018
Software - 20 .03%
Appfolio Inc
(d)
318 74
AppLovin Corp
(d)
9,971 3,685
Bentley Systems Inc 1,968 92
BILL Holdings Inc
(d)
353 34
Broadridge Financial Solutions Inc 12,953 3,086
Cloudflare Inc
(d)
15,477 2,142
Confluent Inc
(d)
3,477 103
Datadog Inc
(d)
32,180 4,592
Dayforce Inc
(d),(e)
224 16
Descartes Systems Group Inc/The
(d)
13,385 1,550
DocuSign Inc
(d)
2,855 276
DoubleVerify Holdings Inc
(d)
1,150 24
Doximity Inc
(d)
129 8
Dropbox Inc - A Shares
(d)
1,015 33
Duolingo Inc
(d)
523 190
Dynatrace Inc
(d)
24,375 1,407
Elastic NV
(d)
1,223 138
Fair Isaac Corp
(d)
1,090 2,042
Five9 Inc
(d)
1,042 43
Gitlab Inc
(d)
1,715 125
Guidewire Software Inc
(d)
523 110
HashiCorp Inc
(d)
1,595 55
HubSpot Inc
(d)
5,707 4,449
Jack Henry & Associates Inc 12,174 2,119
Manhattan Associates Inc
(d)
9,086 1,895
MicroStrategy Inc
(d)
146 49
MongoDB Inc
(d)
4,639 1,268
MSCI Inc 6,645 3,965
nCino Inc
(d)
724 25
Nutanix Inc
(d)
17,467 1,201
Palantir Technologies Inc
(d)
52,917 4,366
Paychex Inc 1,622 239
Paycom Software Inc 451 94
Paycor HCM Inc
(d)
95 2
Pegasystems Inc 626 68
Procore Technologies Inc
(d)
1,503 120
PTC Inc
(d)
20,858 4,035
RingCentral Inc
(d)
1,154 40
ROBLOX Corp
(d)
7,381 525
SentinelOne Inc
(d)
631 15
Take-Two Interactive Software Inc
(d)
4,447 825
Teradata Corp
(d)
1,342 43
Twilio Inc
(d)
426 62
Tyler Technologies Inc
(d)
7,541 4,537

Schedule of Investments
MidCap Growth Fund III
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
UiPath Inc
(d)
5,146 $ 73
Unity Software Inc
(d)
1,885 42
Veeva Systems Inc
(d)
14,497 3,382
Zoom Communications Inc
(d)
14,549 1,265
$ 54,529
Telecommunications - 0 .01%
Iridium Communications Inc 142 4
Ubiquiti Inc 26 11
$ 15
Toys, Games & Hobbies - 0 .04%
Hasbro Inc 1,707 99
Transportation - 0 .96%
Expeditors International of Washington Inc 322 36
Old Dominion Freight Line Inc 8,264 1,534
Saia Inc
(d)
217 104
XPO Inc
(d)
7,084 947
$ 2,621
TOTAL COMMON STOCKS $ 265,346
Total Investments $ 272,637
Other Assets and Liabilities -  (0.17)% (451)
TOTAL NET ASSETS - 100.00% $ 272,186
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $217 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $213 or 0.08% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 5,823 $ 47,308 $ 47,107 $ 6,024
$ 5,823 $ 47,308 $ 47,107 $ 6,024
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 73 $ — $ — $ —
$ 73 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2025 Long 9 $ 2,925 $ (48)
Total $ (48)
Amounts in thousands except contracts.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .54 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .25%
iShares Core S&P Mid-Cap ETF 50,500 $ 3,265
Money Market Funds - 2 .29%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
1,106,591 1,107
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
29,221,485 29,221
$ 30,328
TOTAL INVESTMENT COMPANIES $ 33,593
COMMON STOCKS - 97 .43 % Shares Held Value (000's)
Aerospace & Defense - 0 .59%
Curtiss-Wright Corp 16,032 $ 5,562
Hexcel Corp 34,221 2,231
$ 7,793
Agriculture - 0 .19%
Darling Ingredients Inc
(d)
67,190 2,517
Airlines - 0 .36%
American Airlines Group Inc
(d)
277,610 4,697
Apparel - 0 .93%
Capri Holdings Ltd
(d)
49,805 1,234
Columbia Sportswear Co 13,532 1,195
Crocs Inc
(d)
24,623 2,513
PVH Corp 23,578 2,113
Skechers USA Inc
(d)
55,594 4,189
Under Armour Inc - Class A
(d)
79,769 666
Under Armour Inc - Class C
(d)
54,771 412
$ 12,322
Automobile Parts & Equipment - 0 .73%
Autoliv Inc 30,609 2,959
Gentex Corp 96,082 2,490
Goodyear Tire & Rubber Co/The
(d)
120,366 1,068
Lear Corp 22,958 2,160
Visteon Corp
(d)
11,667 981
$ 9,658
Banks - 6 .59%
Associated Banc-Corp 67,980 1,709
Bank OZK 44,571 2,264
Cadence Bank 77,295 2,721
Columbia Banking System Inc 88,517 2,470
Comerica Inc 55,558 3,740
Commerce Bancshares Inc/MO 51,761 3,458
Cullen/Frost Bankers Inc 27,092 3,777
East West Bancorp Inc 58,564 6,030
First Financial Bankshares Inc 54,335 2,024
First Horizon Corp 223,963 4,902
FNB Corp/PA 151,909 2,383
Glacier Bancorp Inc 47,905 2,379
Hancock Whitney Corp 36,358 2,172
Home BancShares Inc/AR 78,106 2,358
International Bancshares Corp 22,599 1,489
Old National Bancorp/IN 134,751 3,214
Pinnacle Financial Partners Inc 32,331 4,034
Prosperity Bancshares Inc 40,245 3,220
SouthState Corp 41,421 4,374
Synovus Financial Corp 59,849 3,377
Texas Capital Bancshares Inc
(d)
19,522 1,541
UMB Financial Corp 28,716 3,386
United Bankshares Inc/WV 56,991 2,194
Valley National Bancorp 200,575 2,062
Webster Financial Corp 72,413 4,362
Western Alliance Bancorp 46,076 4,049
Wintrust Financial Corp 28,089 3,674
Zions Bancorp NA 62,401 3,610
$ 86,973
Beverages - 0 .45%
Boston Beer Co Inc/The
(d)
3,635 911
Celsius Holdings Inc
(d)
66,524 1,662
Coca-Cola Consolidated Inc 2,490 3,405
$ 5,978
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology - 3 .00%
BioMarin Pharmaceutical Inc
(d)
80,512 $ 5,101
Bio-Rad Laboratories Inc
(d)
8,134 2,936
Cytokinetics Inc
(d)
49,855 2,466
Exelixis Inc
(d)
120,644 3,999
Halozyme Therapeutics Inc
(d)
53,747 3,044
Illumina Inc
(d)
67,003 8,894
Roivant Sciences Ltd
(d)
181,443 2,020
Sarepta Therapeutics Inc
(d)
40,353 4,589
United Therapeutics Corp
(d)
18,860 6,623
$ 39,672
Building Materials - 2 .44%
AAON Inc 28,499 3,317
Eagle Materials Inc 14,171 3,638
Fortune Brands Innovations Inc 52,480 3,761
Knife River Corp
(d)
23,916 2,477
Louisiana-Pacific Corp 26,408 3,089
Owens Corning 36,241 6,688
Simpson Manufacturing Co Inc 17,812 2,993
Trex Co Inc
(d)
45,265 3,297
UFP Industries Inc 25,655 2,967
$ 32,227
Chemicals - 1 .79%
Arcadium Lithium PLC
(d)
454,408 2,608
Ashland Inc 20,629 1,310
Avient Corp 38,597 1,656
Axalta Coating Systems Ltd
(d)
92,124 3,311
Cabot Corp 23,160 2,003
Chemours Co/The 63,119 1,199
NewMarket Corp 3,242 1,614
Olin Corp 49,258 1,443
RPM International Inc 54,370 6,883
Westlake Corp 14,136 1,615
$ 23,642
Commercial Services - 3 .82%
Aramark 111,295 4,330
Avis Budget Group Inc
(d)
7,126 639
Brink's Co/The 18,439 1,721
Euronet Worldwide Inc
(d)
17,447 1,719
FTI Consulting Inc
(d)
14,922 2,915
Graham Holdings Co 1,424 1,323
Grand Canyon Education Inc
(d)
12,143 2,133
GXO Logistics Inc
(d)
50,476 2,294
H&R Block Inc 57,897 3,202
Insperity Inc 15,005 1,126
ManpowerGroup Inc 19,830 1,194
Morningstar Inc 11,413 3,751
Paylocity Holding Corp
(d)
18,369 3,775
RB Global Inc 77,907 6,971
Service Corp International/US 61,101 4,773
Shift4 Payments Inc
(d)
29,007 3,476
Valvoline Inc
(d)
54,440 2,020
WEX Inc
(d)
16,807 3,091
$ 50,453
Computers - 2 .99%
ASGN Inc
(d)
18,674 1,647
CACI International Inc
(d)
9,466 3,656
Crane NXT Co 20,773 1,329
ExlService Holdings Inc
(d)
67,967 3,416
Genpact Ltd 68,546 3,338
KBR Inc 56,288 3,063
Kyndryl Holdings Inc
(d)
98,124 3,725
Lumentum Holdings Inc
(d)
29,022 2,469
Maximus Inc 25,422 1,914
Parsons Corp
(d)
19,738 1,565
Pure Storage Inc
(d)
131,513 8,915
Qualys Inc
(d)
15,458 2,155
Science Applications International Corp 20,922 2,265
$ 39,457

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Cosmetics & Personal Care - 0 .37%
Coty Inc
(d)
154,347 $ 1,131
elf Beauty Inc
(d)
23,797 2,378
Perrigo Co PLC 57,634 1,436
$ 4,945
Distribution & Wholesale - 1 .14%
Core & Main Inc
(d)
81,384 4,594
Watsco Inc 14,714 7,042
WESCO International Inc 18,839 3,485
$ 15,121
Diversified Financial Services - 3 .99%
Affiliated Managers Group Inc 12,768 2,400
Ally Financial Inc 115,855 4,515
Evercore Inc - Class A 14,957 4,356
Federated Hermes Inc 32,918 1,309
Hamilton Lane Inc 17,645 2,809
Houlihan Lokey Inc 22,637 4,114
Interactive Brokers Group Inc - A Shares 45,996 10,001
Janus Henderson Group PLC 53,736 2,414
Jefferies Financial Group Inc 68,583 5,273
SEI Investments Co 41,390 3,583
SLM Corp 89,702 2,504
Stifel Financial Corp 43,240 5,009
Voya Financial Inc 40,649 2,886
Western Union Co/The 142,706 1,473
$ 52,646
Electric - 1 .22%
ALLETE Inc 24,425 1,603
Black Hills Corp 30,236 1,776
IDACORP Inc 22,504 2,474
Northwestern Energy Group Inc 25,902 1,396
OGE Energy Corp 84,891 3,585
Ormat Technologies Inc 24,262 1,556
Portland General Electric Co 44,550 1,833
TXNM Energy Inc 38,107 1,843
$ 16,066
Electrical Components & Equipment - 1 .17%
Acuity Brands Inc 12,912 4,292
Belden Inc 17,042 1,985
EnerSys 16,824 1,633
Littelfuse Inc 10,483 2,499
Novanta Inc
(d)
15,175 2,271
Universal Display Corp 18,646 2,795
$ 15,475
Electronics - 2 .89%
Arrow Electronics Inc
(d)
22,218 2,590
Avnet Inc 36,730 1,898
Coherent Corp
(d)
65,338 5,912
Flex Ltd
(d)
163,823 6,823
NEXTracker Inc
(d)
60,681 3,060
nVent Electric PLC 69,629 4,532
Sensata Technologies Holding PLC 63,187 1,716
TD SYNNEX Corp 31,993 4,559
Vontier Corp 63,454 2,446
Woodward Inc 25,203 4,669
$ 38,205
Engineering & Construction - 2 .63%
AECOM 56,637 5,972
Comfort Systems USA Inc 14,989 6,546
EMCOR Group Inc 19,434 8,708
Exponent Inc 21,445 1,966
Fluor Corp
(d)
72,457 3,493
MasTec Inc
(d)
26,008 3,773
TopBuild Corp
(d)
12,387 4,245
$ 34,703
Entertainment - 1 .31%
Churchill Downs Inc 31,049 3,837
Light & Wonder Inc
(d)
37,308 3,280
Marriott Vacations Worldwide Corp 13,569 1,177
COMMON STOCKS (continued) Shares Held Value (000’s)
Entertainment (continued)
TKO Group Holdings Inc
(d)
28,111 $ 4,363
Vail Resorts Inc 15,827 2,693
Warner Music Group Corp 59,821 1,902
$ 17,252
Environmental Control - 0 .69%
Clean Harbors Inc
(d)
21,403 4,987
Tetra Tech Inc 113,098 4,162
$ 9,149
Food - 2 .22%
Flowers Foods Inc 82,740 1,618
Ingredion Inc 27,526 3,756
Lancaster Colony Corp 8,152 1,376
Performance Food Group Co
(d)
65,820 5,944
Pilgrim's Pride Corp
(d)
17,029 792
Post Holdings Inc
(d)
20,002 2,123
Sprouts Farmers Market Inc
(d)
42,241 6,688
US Foods Holding Corp
(d)
98,408 6,980
$ 29,277
Gas - 0 .97%
National Fuel Gas Co 38,594 2,703
New Jersey Resources Corp 41,894 2,009
ONE Gas Inc 23,934 1,691
Southwest Gas Holdings Inc 25,459 1,901
Spire Inc 24,396 1,731
UGI Corp 90,696 2,787
$ 12,822
Hand & Machine Tools - 0 .90%
Lincoln Electric Holdings Inc 23,839 4,739
MSA Safety Inc 16,606 2,735
Regal Rexnord Corp 27,980 4,441
$ 11,915
Healthcare - Products - 2 .60%
Avantor Inc
(d)
287,530 6,406
Bruker Corp 46,751 2,718
DENTSPLY SIRONA Inc 83,977 1,659
Envista Holdings Corp
(d)
72,703 1,492
Globus Medical Inc
(d)
48,048 4,455
Haemonetics Corp
(d)
21,219 1,465
Lantheus Holdings Inc
(d)
29,372 2,717
LivaNova PLC
(d)
22,939 1,146
Masimo Corp
(d)
18,773 3,271
Neogen Corp
(d)
83,306 955
Penumbra Inc
(d)
16,214 4,329
Repligen Corp
(d)
22,003 3,657
$ 34,270
Healthcare - Services - 2 .16%
Acadia Healthcare Co Inc
(d)
39,239 1,770
Amedisys Inc
(d)
13,835 1,280
Chemed Corp 6,330 3,558
Encompass Health Corp 42,562 4,225
Ensign Group Inc/The 24,039 3,357
HealthEquity Inc
(d)
36,890 4,073
Medpace Holdings Inc
(d)
10,767 3,759
Sotera Health Co
(d)
64,614 886
Tenet Healthcare Corp
(d)
40,176 5,661
$ 28,569
Home Builders - 0 .98%
KB Home 29,757 1,997
Taylor Morrison Home Corp
(d)
43,716 2,818
Thor Industries Inc 22,435 2,307
Toll Brothers Inc 42,658 5,793
$ 12,915
Home Furnishings - 0 .70%
Dolby Laboratories Inc 25,210 2,111
Tempur Sealy International Inc 73,359 4,632
Whirlpool Corp 23,294 2,446
$ 9,189

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Housewares - 0 .10%
Scotts Miracle-Gro Co/The 18,003 $ 1,278
Insurance - 5 .27%
American Financial Group Inc/OH 30,493 4,164
Brighthouse Financial Inc
(d)
25,076 1,547
CNO Financial Group Inc 43,603 1,741
Equitable Holdings Inc 132,373 7,204
Essent Group Ltd 44,870 2,614
Fidelity National Financial Inc 109,820 6,388
First American Financial Corp 43,514 2,751
Hanover Insurance Group Inc/The 15,222 2,330
Kemper Corp 25,434 1,709
Kinsale Capital Group Inc 9,346 4,130
MGIC Investment Corp 107,037 2,734
Old Republic International Corp 98,549 3,605
Primerica Inc 14,098 4,091
Reinsurance Group of America Inc 27,824 6,340
RenaissanceRe Holdings Ltd 21,943 5,103
RLI Corp 35,230 2,584
Ryan Specialty Holdings Inc 44,947 2,993
Selective Insurance Group Inc 25,682 2,161
Unum Group 70,975 5,412
$ 69,601
Internet - 0 .46%
Chewy Inc
(d)
69,605 2,713
Maplebear Inc
(d)
68,262 3,296
$ 6,009
Iron & Steel - 1 .41%
Carpenter Technology Corp 21,057 4,065
Cleveland-Cliffs Inc
(d)
204,497 2,094
Commercial Metals Co 48,123 2,334
Reliance Inc 22,864 6,619
United States Steel Corp 95,124 3,505
$ 18,617
Leisure Products & Services - 0 .71%
Brunswick Corp/DE 27,876 1,880
Harley-Davidson Inc 48,413 1,310
Planet Fitness Inc
(d)
35,564 3,847
Polaris Inc 22,146 1,056
YETI Holdings Inc
(d)
35,834 1,335
$ 9,428
Lodging - 0 .94%
Boyd Gaming Corp 28,007 2,147
Choice Hotels International Inc
(e)
9,438 1,391
Hilton Grand Vacations Inc
(d)
26,214 1,080
Hyatt Hotels Corp 17,866 2,827
Travel + Leisure Co 28,900 1,571
Wyndham Hotels & Resorts Inc 32,864 3,451
$ 12,467
Machinery - Construction & Mining - 0 .68%
BWX Technologies Inc 38,631 4,363
Oshkosh Corp 27,487 3,199
Terex Corp 28,219 1,357
$ 8,919
Machinery - Diversified - 3 .35%
AGCO Corp 26,173 2,733
Applied Industrial Technologies Inc 16,242 4,223
Chart Industries Inc
(d)
17,764 3,759
CNH Industrial NV 369,352 4,757
Cognex Corp 72,457 2,891
Crane Co 20,551 3,500
Esab Corp 24,004 2,973
Flowserve Corp 55,500 3,476
Graco Inc 71,331 6,004
Middleby Corp/The
(d)
22,725 3,889
Toro Co/The 43,352 3,610
Watts Water Technologies Inc 11,566 2,392
$ 44,207
COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .43%
New York Times Co/The 68,935 $ 3,743
Nexstar Media Group Inc 12,320 1,888
$ 5,631
Metal Fabrication & Hardware - 1 .28%
Advanced Drainage Systems Inc 29,807 3,604
Mueller Industries Inc 48,050 3,784
RBC Bearings Inc
(d)
13,195 4,602
Timken Co/The 26,955 2,163
Valmont Industries Inc 8,464 2,808
$ 16,961
Mining - 0 .59%
Alcoa Corp 109,143 3,855
Royal Gold Inc 27,779 3,884
$ 7,739
Miscellaneous Manufacturers - 1 .48%
Carlisle Cos Inc 19,096 7,437
Donaldson Co Inc 50,590 3,601
Fabrinet
(d)
15,321 3,313
ITT Inc 34,432 5,200
$ 19,551
Oil & Gas - 3 .47%
Antero Resources Corp
(d)
123,565 4,612
Chord Energy Corp 25,826 2,904
Civitas Resources Inc 37,513 1,904
CNX Resources Corp
(d)
63,062 1,727
Expand Energy Corp 88,817 9,024
HF Sinclair Corp 67,565 2,438
Matador Resources Co 49,021 2,843
Murphy Oil Corp 57,917 1,542
Ovintiv Inc 109,977 4,643
PBF Energy Inc 41,341 1,210
Permian Resources Corp 268,845 3,939
Range Resources Corp 101,944 3,776
Valaris Ltd
(d)
27,642 1,325
Viper Energy Inc 43,503 2,040
Weatherford International PLC 30,694 1,932
$ 45,859
Oil & Gas Services - 0 .35%
ChampionX Corp 80,477 2,305
NOV Inc 164,372 2,375
$ 4,680
Packaging & Containers - 1 .52%
AptarGroup Inc 28,111 4,418
Berry Global Group Inc 48,413 3,288
Crown Holdings Inc 49,931 4,387
Graphic Packaging Holding Co 126,795 3,478
Greif Inc - Class A 10,920 668
Silgan Holdings Inc 34,288 1,886
Sonoco Products Co 41,510 1,978
$ 20,103
Pharmaceuticals - 1 .22%
BellRing Brands Inc
(d)
54,599 4,223
Jazz Pharmaceuticals PLC
(d)
25,541 3,176
Neurocrine Biosciences Inc
(d)
42,772 6,494
Option Care Health Inc
(d)
71,896 2,223
$ 16,116
Pipelines - 0 .49%
Antero Midstream Corp 142,336 2,283
DT Midstream Inc 41,044 4,149
$ 6,432
Private Equity - 0 .38%
Carlyle Group Inc/The 89,151 5,007
Real Estate - 0 .43%
Jones Lang LaSalle Inc
(d)
20,043 5,668
REITs - 6 .57%
Agree Realty Corp 43,639 3,167
American Homes 4 Rent 134,015 4,641
Annaly Capital Management Inc 236,807 4,833

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Brixmor Property Group Inc 127,608 $ 3,326
COPT Defense Properties 47,511 1,399
Cousins Properties Inc 70,651 2,157
CubeSmart 95,539 3,984
EastGroup Properties Inc 20,879 3,542
EPR Properties 31,993 1,475
Equity LifeStyle Properties Inc 80,709 5,282
First Industrial Realty Trust Inc 55,911 2,985
Gaming and Leisure Properties Inc 115,918 5,609
Healthcare Realty Trust Inc 149,715 2,508
Independence Realty Trust Inc 94,937 1,824
Kilroy Realty Corp 44,882 1,751
Kite Realty Group Trust 92,799 2,148
Lamar Advertising Co 37,149 4,696
National Storage Affiliates Trust 29,632 1,101
NNN REIT Inc 79,221 3,121
Omega Healthcare Investors Inc 114,041 4,226
Park Hotels & Resorts Inc 87,199 1,176
PotlatchDeltic Corp 30,281 1,355
Rayonier Inc 59,182 1,547
Rexford Industrial Realty Inc 93,779 3,813
Sabra Health Care REIT Inc 99,947 1,670
STAG Industrial Inc 76,976 2,631
Starwood Property Trust Inc 135,313 2,618
Vornado Realty Trust 70,070 3,031
WP Carey Inc 92,453 5,169
$ 86,785
Retail - 6 .52%
Abercrombie & Fitch Co
(d)
21,578 2,576
AutoNation Inc
(d)
11,054 2,084
BJ's Wholesale Club Holdings Inc
(d)
56,011 5,548
Burlington Stores Inc
(d)
26,607 7,555
Casey's General Stores Inc 15,679 6,613
Dick's Sporting Goods Inc 24,435 5,866
FirstCash Holdings Inc 16,448 1,795
Five Below Inc
(d)
23,237 2,179
Floor & Decor Holdings Inc
(d)
45,300 4,535
GameStop Corp
(d)
171,655 4,617
Gap Inc/The 93,796 2,258
Lithia Motors Inc 11,253 4,232
Macy's Inc 117,177 1,826
MSC Industrial Direct Co Inc 18,895 1,519
Murphy USA Inc 7,785 3,915
Nordstrom Inc 40,929 990
Ollie's Bargain Outlet Holdings Inc
(d)
25,916 2,890
Penske Automotive Group Inc 7,897 1,308
RH
(d)
6,324 2,650
Texas Roadhouse Inc 28,183 5,104
Wendy's Co/The 72,337 1,073
Williams-Sonoma Inc 53,374 11,282
Wingstop Inc 12,341 3,676
$ 86,091
Savings & Loans - 0 .11%
Flagstar Financial Inc 128,018 1,514
Semiconductors - 2 .06%
Allegro MicroSystems Inc
(d)
55,185 1,329
Amkor Technology Inc 47,927 1,180
Cirrus Logic Inc
(d)
22,451 2,255
IPG Photonics Corp
(d)
11,329 831
Lattice Semiconductor Corp
(d)
58,286 3,323
MACOM Technology Solutions Holdings Inc
(d)
24,468 3,236
MKS Instruments Inc 28,430 3,221
Onto Innovation Inc
(d)
20,865 4,272
Power Integrations Inc 24,022 1,497
Rambus Inc
(d)
45,025 2,774
Silicon Laboratories Inc
(d)
13,707 1,859
Synaptics Inc
(d)
16,922 1,437
$ 27,214
COMMON STOCKS (continued) Shares Held Value (000’s)
Software - 4 .55%
Altair Engineering Inc
(d)
25,253 $ 2,787
Appfolio Inc
(d)
9,750 2,281
Aspen Technology Inc
(d)
11,222 2,957
BILL Holdings Inc
(d)
40,225 3,893
Blackbaud Inc
(d)
16,560 1,278
Commvault Systems Inc
(d)
18,472 2,942
Concentrix Corp
(e)
19,717 1,031
DocuSign Inc
(d)
85,749 8,294
Doximity Inc
(d)
54,131 3,199
Dropbox Inc - A Shares
(d)
94,036 3,023
Duolingo Inc
(d)
16,009 5,827
Dynatrace Inc
(d)
126,096 7,282
Guidewire Software Inc
(d)
35,115 7,419
Manhattan Associates Inc
(d)
25,802 5,382
Teradata Corp
(d)
40,431 1,290
ZoomInfo Technologies Inc
(d)
114,598 1,179
$ 60,064
Telecommunications - 0 .76%
Ciena Corp
(d)
61,014 5,317
Frontier Communications Parent Inc
(d)
93,626 3,348
Iridium Communications Inc 48,097 1,383
$ 10,048
Toys, Games & Hobbies - 0 .20%
Mattel Inc
(d)
142,327 2,653
Transportation - 1 .80%
Kirby Corp
(d)
24,250 2,647
Knight-Swift Transportation Holdings Inc 68,392 3,904
Landstar System Inc 14,926 2,458
Ryder System Inc 17,866 2,848
Saia Inc
(d)
11,235 5,394
XPO Inc
(d)
49,174 6,573
$ 23,824
Trucking & Leasing - 0 .19%
GATX Corp 15,014 2,484
Water - 0 .29%
Essential Utilities Inc 106,730 3,787
TOTAL COMMON STOCKS $ 1,286,645
Total Investments $ 1,320,238
Other Assets and Liabilities -  0.03% 376
TOTAL NET ASSETS - 100.00% $ 1,320,614
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,107 or
0.08% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,060 or 0.08% of net assets.

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 17,344 $ 91,585 $ 79,708 $ 29,221
$ 17,344 $ 91,585 $ 79,708 $ 29,221
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 375 $ — $ — $ —
$ 375 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2025 Long 92 $ 29,900 $ (305)
Total $ (305)
Amounts in thousands except contracts.

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .34 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .24%
iShares Russell Mid-Cap Value ETF 46,100 $ 6,163
Money Market Funds - 2 .10%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
241,341 241
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
54,449,590 54,450
$ 54,691
TOTAL INVESTMENT COMPANIES $ 60,854
COMMON STOCKS - 97 .72 % Shares Held Value (000's)
Advertising - 0 .03%
Interpublic Group of Cos Inc/The 11,618 $ 333
Omnicom Group Inc 6,068 527
$ 860
Aerospace & Defense - 0 .71%
Curtiss-Wright Corp 1,182 410
Hexcel Corp 2,529 165
Howmet Aerospace Inc 109,021 13,800
L3Harris Technologies Inc 5,908 1,252
Loar Holdings Inc
(d)
53 4
Spirit AeroSystems Holdings Inc
(d)
3,148 107
Standardaero Inc
(d)
101,033 2,712
$ 18,450
Agriculture - 0 .05%
Archer-Daniels-Midland Co 14,962 767
Bunge Global SA 4,364 332
Darling Ingredients Inc
(d)
4,753 178
$ 1,277
Airlines - 0 .14%
Alaska Air Group Inc
(d)
3,963 290
American Airlines Group Inc
(d)
19,110 323
Delta Air Lines Inc 20,109 1,353
Southwest Airlines Co 18,645 573
United Airlines Holdings Inc
(d)
10,206 1,080
$ 3,619
Apparel - 0 .58%
Birkenstock Holding Plc
(d)
2,541 150
Capri Holdings Ltd
(d)
3,650 91
Carter's Inc 1,266 68
Columbia Sportswear Co 956 84
Crocs Inc
(d)
1,402 143
PVH Corp 1,661 149
Ralph Lauren Corp 53,206 13,285
Skechers USA Inc
(d)
3,807 287
Tapestry Inc 7,271 530
Under Armour Inc - Class A
(d)
6,128 51
Under Armour Inc - Class C
(d)
6,189 47
VF Corp 10,610 276
$ 15,161
Automobile Manufacturers - 0 .07%
Cummins Inc 4,247 1,513
Lucid Group Inc
(d)
31,989 88
Rivian Automotive Inc
(d)
25,962 326
$ 1,927
Automobile Parts & Equipment - 1 .69%
Allison Transmission Holdings Inc 24,024 2,824
Aptiv PLC
(d)
223,946 13,979
BorgWarner Inc 835,263 26,645
Gentex Corp 6,938 180
Lear Corp 1,673 157
QuantumScape Corp
(d)
12,644 65
$ 43,850
Banks - 3 .33%
Bank of New York Mellon Corp/The 126,474 10,868
Bank OZK 3,303 168
BOK Financial Corp 704 78
Citizens Financial Group Inc 13,962 664
Columbia Banking System Inc 106,778 2,979
Comerica Inc 4,149 279
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Commerce Bancshares Inc/MO 3,903 $ 261
Cullen/Frost Bankers Inc 1,843 257
East West Bancorp Inc 4,318 445
Fifth Third Bancorp 21,080 934
First Citizens BancShares Inc/NC 370 816
First Hawaiian Inc 3,674 101
First Horizon Corp 16,638 364
FNB Corp/PA 11,064 174
Huntington Bancshares Inc/OH 1,507,273 25,925
KeyCorp 28,958 521
M&T Bank Corp 14,968 3,013
Northern Trust Corp 6,131 688
Pinnacle Financial Partners Inc 2,373 296
Popular Inc 1,916 197
Prosperity Bancshares Inc 320,182 25,614
Regions Financial Corp 28,728 708
State Street Corp 9,155 930
Synovus Financial Corp 4,389 248
Truist Financial Corp 185,000 8,810
Webster Financial Corp 5,351 322
Western Alliance Bancorp 3,359 295
Wintrust Financial Corp 2,039 267
Zions Bancorp NA 4,517 261
$ 86,483
Beverages - 0 .03%
Boston Beer Co Inc/The
(d)
226 57
Brown-Forman Corp - A Shares 1,735 58
Brown-Forman Corp - B Shares 5,169 170
Coca-Cola Consolidated Inc 187 256
Molson Coors Beverage Co 5,356 293
$ 834
Biotechnology - 1 .47%
Alnylam Pharmaceuticals Inc
(d)
21,910 5,944
Biogen Inc
(d)
4,523 651
BioMarin Pharmaceutical Inc
(d)
53,301 3,377
Bio-Rad Laboratories Inc
(d)
582 210
Certara Inc
(d)
4,282 61
Corteva Inc 21,823 1,424
Exelixis Inc
(d)
379,602 12,584
GRAIL Inc
(d),(e)
876 27
Illumina Inc
(d)
4,994 663
Incyte Corp
(d)
4,720 350
Ionis Pharmaceuticals Inc
(d)
265 8
Roivant Sciences Ltd
(d)
13,236 147
Royalty Pharma PLC 12,306 389
United Therapeutics Corp
(d)
35,194 12,360
$ 38,195
Building Materials - 1 .41%
Armstrong World Industries Inc 89,020 13,443
AZEK Co Inc/The
(d)
1,322 68
Builders FirstSource Inc
(d)
3,275 548
Carrier Global Corp 226,500 14,809
Eagle Materials Inc 15,657 4,019
Fortune Brands Innovations Inc 3,859 277
Hayward Holdings Inc
(d)
4,390 66
Louisiana-Pacific Corp 587 69
Martin Marietta Materials Inc 1,796 977
Masco Corp 6,746 535
Mohawk Industries Inc
(d)
1,569 192
Owens Corning 2,701 498
Simpson Manufacturing Co Inc 1,146 192
Vulcan Materials Co 3,046 835
$ 36,528
Chemicals - 4 .38%
Albemarle Corp 3,674 309
Ashland Inc 1,438 91
Axalta Coating Systems Ltd
(d)
729,864 26,232
Celanese Corp 2,434 173
CF Industries Holdings Inc 275,138 25,370

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Chemours Co/The 4,371 $ 83
Dow Inc 22,011 860
DuPont de Nemours Inc 13,024 1,000
Eastman Chemical Co 3,658 365
Element Solutions Inc 6,716 173
FMC Corp 3,732 208
Huntsman Corp 5,303 89
International Flavors & Fragrances Inc 8,016 698
LyondellBasell Industries NV 8,172 619
Mosaic Co/The 10,032 280
NewMarket Corp 7,722 3,846
Olin Corp 3,646 107
PPG Industries Inc 7,232 834
RPM International Inc 196,476 24,874
Westlake Corp 242,040 27,658
$ 113,869
Commercial Services - 3 .71%
ADT Inc 11,220 86
Affirm Holdings Inc
(d)
8,107 495
API Group Corp
(d)
7,153 273
Aramark 8,221 320
Avis Budget Group Inc
(d)
364 33
Block Inc
(d)
10,039 912
Bright Horizons Family Solutions Inc
(d)
1,469 180
Cintas Corp 24,239 4,862
Clarivate PLC
(d)
12,622 68
Dun & Bradstreet Holdings Inc 9,390 116
Equifax Inc 3,044 836
Euronet Worldwide Inc
(d)
95,092 9,366
FTI Consulting Inc
(d)
96,251 18,802
Global Payments Inc 135,832 15,329
Grand Canyon Education Inc
(d)
78,345 13,761
GXO Logistics Inc
(d)
3,517 160
H&R Block Inc 47,196 2,610
ManpowerGroup Inc 1,532 92
MarketAxess Holdings Inc 26,352 5,814
Quanta Services Inc 3,133 964
RB Global Inc 5,741 514
Robert Half Inc 3,139 203
Service Corp International/US 4,410 345
TransUnion 188,548 18,713
U-Haul Holding Co
(d)
86 6
U-Haul Holding Co 1,761 114
United Rentals Inc 1,540 1,167
Vestis Corp 4,268 60
WEX Inc
(d)
1,114 205
WillScot Holdings Corp
(d)
3,764 140
$ 96,546
Computers - 4 .18%
Amdocs Ltd 3,531 311
Amentum Holdings Inc
(d)
3,962 83
CACI International Inc
(d)
669 258
Check Point Software Technologies Ltd
(d)
65,000 14,171
Cognizant Technology Solutions Corp 15,500 1,281
Crane NXT Co 1,408 90
DXC Technology Co
(d)
5,551 121
EPAM Systems Inc
(d)
1,608 408
Genpact Ltd 872,290 42,472
Globant SA
(d)
106,023 22,617
Hewlett Packard Enterprise Co 40,524 859
HP Inc 22,783 740
KBR Inc 3,775 205
Kyndryl Holdings Inc
(d)
7,183 273
Leidos Holdings Inc 35,537 5,048
Lumentum Holdings Inc
(d)
2,036 173
NetApp Inc 111,345 13,595
Parsons Corp
(d)
64,416 5,107
Pure Storage Inc
(d)
1,245 84
Science Applications International Corp 1,532 166
COMMON STOCKS (continued) Shares Held Value (000’s)
Computers (continued)
Western Digital Corp
(d)
10,799 $ 703
$ 108,765
Consumer Products - 0 .74%
Avery Dennison Corp 87,074 16,172
Church & Dwight Co Inc 7,604 802
Reynolds Consumer Products Inc 78,565 2,170
Spectrum Brands Holdings Inc 844 71
$ 19,215
Cosmetics & Personal Care - 0 .06%
Coty Inc
(d)
12,377 90
Kenvue Inc 59,793 1,273
Perrigo Co PLC 4,206 105
$ 1,468
Distribution & Wholesale - 0 .21%
Core & Main Inc
(d)
2,040 115
Fastenal Co 54,235 3,972
LKQ Corp 8,114 303
SiteOne Landscape Supply Inc
(d)
869 124
Watsco Inc 1,071 513
WESCO International Inc 1,338 247
WW Grainger Inc 176 187
$ 5,461
Diversified Financial Services - 3 .68%
Affiliated Managers Group Inc 23,611 4,438
Air Lease Corp 3,123 144
Ally Financial Inc 7,441 290
Ameriprise Financial Inc 254 138
Cboe Global Markets Inc 68,362 13,968
Coinbase Global Inc
(d)
981 286
Credit Acceptance Corp
(d)
39 20
Discover Financial Services 7,794 1,567
Evercore Inc - Class A 1,085 316
Franklin Resources Inc 8,554 190
Houlihan Lokey Inc 1,495 272
Interactive Brokers Group Inc - A Shares 3,300 718
Invesco Ltd 10,959 211
Janus Henderson Group PLC 3,963 178
Jefferies Financial Group Inc 3,966 305
Lazard Inc 143 8
Nasdaq Inc 12,887 1,061
OneMain Holdings Inc 3,382 188
Raymond James Financial Inc 23,815 4,012
Rocket Cos Inc
(d)
4,927 62
SEI Investments Co 37,617 3,257
SLM Corp 6,326 177
SoFi Technologies Inc
(d)
27,774 438
Stifel Financial Corp 121,351 14,058
Synchrony Financial 12,144 838
T Rowe Price Group Inc 181,713 21,246
TPG Inc 1,964 132
Tradeweb Markets Inc 83,129 10,549
UWM Holdings Corp 766 5
Virtu Financial Inc 334,392 13,396
Voya Financial Inc 3,050 216
Western Union Co/The 263,824 2,722
XP Inc 11,412 156
$ 95,562
Electric - 3 .99%
AES Corp/The 22,373 246
Alliant Energy Corp 737,061 43,399
Ameren Corp 8,291 781
Brookfield Renewable Corp 4,202 112
CenterPoint Energy Inc 20,148 656
Clearway Energy Inc - Class A 1,208 30
Clearway Energy Inc - Class C 2,912 75
CMS Energy Corp 9,346 617
Consolidated Edison Inc 34,922 3,274
DTE Energy Co 6,448 773
Edison International 11,903 643

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electric (continued)
Entergy Corp 13,285 $ 1,077
Evergy Inc 117,809 7,559
Eversource Energy 11,180 645
Exelon Corp 96,324 3,853
FirstEnergy Corp 17,934 714
IDACORP Inc 1,649 181
NRG Energy Inc 102,782 10,529
OGE Energy Corp 6,281 265
PG&E Corp 66,710 1,044
Pinnacle West Capital Corp 3,549 309
PPL Corp 23,106 776
Public Service Enterprise Group Inc 46,685 3,900
WEC Energy Group Inc 9,895 982
Xcel Energy Inc 317,640 21,346
$ 103,786
Electrical Components & Equipment - 0 .08%
Acuity Brands Inc 938 312
AMETEK Inc 7,171 1,323
Generac Holdings Inc
(d)
930 139
Littelfuse Inc 728 174
Universal Display Corp 715 107
$ 2,055
Electronics - 2 .04%
Allegion plc 2,756 366
Arrow Electronics Inc
(d)
1,569 183
Avnet Inc 2,698 139
Coherent Corp
(d)
3,918 355
Flex Ltd
(d)
245,000 10,204
Fortive Corp 10,843 882
Garmin Ltd 4,808 1,038
Hubbell Inc 19,661 8,317
Ingram Micro Holding Corp
(d)
218 5
Jabil Inc 3,191 518
Keysight Technologies Inc
(d)
5,420 967
Mettler-Toledo International Inc
(d)
653 891
nVent Electric PLC 5,178 337
Sensata Technologies Holding PLC 4,647 126
TD SYNNEX Corp 2,360 336
Trimble Inc
(d)
372,326 27,910
Vontier Corp 4,498 173
Woodward Inc 1,862 345
$ 53,092
Energy - Alternate Sources - 0 .02%
First Solar Inc
(d)
3,334 559
Engineering & Construction - 0 .93%
AECOM 111,707 11,778
EMCOR Group Inc 24,823 11,122
Everus Construction Group Inc
(d)
1,572 108
Jacobs Solutions Inc 3,850 540
MasTec Inc
(d)
1,979 287
TopBuild Corp
(d)
839 288
$ 24,123
Entertainment - 0 .04%
Caesars Entertainment Inc
(d)
6,568 237
Liberty Media Corp-Liberty Live - A Shares
(d)
701 50
Liberty Media Corp-Liberty Live - C Shares
(d)
1,339 98
Madison Square Garden Sports Corp
(d)
528 116
Marriott Vacations Worldwide Corp 1,000 87
Penn Entertainment Inc
(d)
4,359 90
TKO Group Holdings Inc
(d)
2,151 334
Vail Resorts Inc 215 37
$ 1,049
Environmental Control - 0 .50%
Clean Harbors Inc
(d)
1,576 367
Pentair PLC 5,173 536
Republic Services Inc 52,000 11,277
Tetra Tech Inc 6,590 243
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Veralto Corp 4,260 $ 441
$ 12,864
Food - 2 .84%
Albertsons Cos Inc 13,055 262
Conagra Brands Inc 14,983 388
Flowers Foods Inc 5,828 114
General Mills Inc 30,678 1,845
Grocery Outlet Holding Corp
(d)
3,375 55
Hershey Co/The 3,925 586
Hormel Foods Corp 9,106 273
Ingredion Inc 2,070 282
J M Smucker Co/The 3,231 345
Kellanova 8,145 666
Kroger Co/The 20,666 1,274
Lamb Weston Holdings Inc 2,890 173
McCormick & Co Inc/MD 7,826 604
Performance Food Group Co
(d)
219,103 19,787
Pilgrim's Pride Corp
(d)
1,334 62
Post Holdings Inc
(d)
1,476 157
Seaboard Corp 9 22
Sysco Corp 5,837 426
The Campbell's Company 53,945 2,091
Tyson Foods Inc 8,849 500
US Foods Holding Corp
(d)
617,500 43,799
$ 73,711
Forest Products & Paper - 0 .03%
International Paper Co 16,259 904
Gas - 0 .07%
Atmos Energy Corp 4,851 691
MDU Resources Group Inc 6,305 113
National Fuel Gas Co 2,730 191
NiSource Inc 14,578 544
UGI Corp 6,446 198
$ 1,737
Hand & Machine Tools - 1 .49%
Lincoln Electric Holdings Inc 76,729 15,252
MSA Safety Inc 1,107 183
Regal Rexnord Corp 141,285 22,426
Snap-on Inc 1,605 570
Stanley Black & Decker Inc 4,824 425
$ 38,856
Healthcare - Products - 3 .54%
10X Genomics Inc
(d)
1,146 17
Agilent Technologies Inc 143,523 21,747
Align Technology Inc
(d)
928 203
Avantor Inc
(d)
21,300 475
Azenta Inc
(d)
1,494 81
Baxter International Inc 15,901 518
Bio-Techne Corp 4,867 358
Bruker Corp 1,243 72
Cooper Cos Inc/The
(d)
325,428 31,420
DENTSPLY SIRONA Inc 6,274 124
Enovis Corp
(d)
1,718 81
Envista Holdings Corp
(d)
4,973 102
Exact Sciences Corp
(d)
3,306 185
GE HealthCare Technologies Inc 12,803 1,130
Globus Medical Inc
(d)
3,499 324
Hologic Inc
(d)
358,367 25,853
Masimo Corp
(d)
620 108
QIAGEN NV
(d)
6,830 305
QuidelOrtho Corp
(d)
2,116 92
Repligen Corp
(d)
1,477 245
ResMed Inc 23,184 5,476
Revvity Inc 3,858 487
Solventum Corp
(d)
4,339 321
STERIS PLC 3,058 675
Teleflex Inc 1,414 255
Waters Corp
(d)
696 289
West Pharmaceutical Services Inc 864 295

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Zimmer Biomet Holdings Inc 6,204 $ 679
$ 91,917
Healthcare - Services - 2 .90%
Acadia Healthcare Co Inc
(d)
2,828 128
Amedisys Inc
(d)
923 85
Centene Corp
(d)
15,756 1,009
Charles River Laboratories International Inc
(d)
1,605 264
Chemed Corp 414 233
Encompass Health Corp 36,472 3,620
Fortrea Holdings Inc
(d)
2,610 44
Humana Inc 3,747 1,099
ICON PLC
(d)
58,900 11,726
IQVIA Holdings Inc
(d)
4,965 1,000
Labcorp Holdings Inc 2,606 651
Molina Healthcare Inc
(d)
14,242 4,421
Quest Diagnostics Inc 223,471 36,448
Sotera Health Co
(d)
5,361 73
Tenet Healthcare Corp
(d)
62,843 8,854
Universal Health Services Inc 30,064 5,669
$ 75,324
Home Builders - 0 .17%
DR Horton Inc 9,066 1,287
Lennar Corp - A Shares 7,307 959
Lennar Corp - B Shares 397 50
Millrose Properties Inc
(d)
4,153 46
Millrose Properties Inc - Class B Shares
(d)
201 3
NVR Inc
(d)
89 713
PulteGroup Inc 6,387 727
Thor Industries Inc 1,521 156
Toll Brothers Inc 3,161 429
$ 4,370
Home Furnishings - 0 .02%
Dolby Laboratories Inc 1,814 152
Leggett & Platt Inc 4,482 47
SharkNinja Inc
(d)
1,589 178
Whirlpool Corp 1,583 166
$ 543
Housewares - 0 .01%
Newell Brands Inc 12,907 128
Scotts Miracle-Gro Co/The 1,225 87
$ 215
Insurance - 8 .60%
Aflac Inc 17,374 1,866
Allstate Corp/The 6,887 1,325
American Financial Group Inc/OH 209,464 28,604
Arch Capital Group Ltd 116,361 10,830
Arthur J Gallagher & Co 7,109 2,146
Assurant Inc 1,643 354
Assured Guaranty Ltd 1,560 148
Axis Capital Holdings Ltd 151,169 13,759
Brighthouse Financial Inc
(d)
1,779 110
Brown & Brown Inc 30,189 3,159
Cincinnati Financial Corp 4,786 656
CNA Financial Corp 765 38
Corebridge Financial Inc 9,234 312
Everest Group Ltd 1,117 388
Fidelity National Financial Inc 506,566 29,467
First American Financial Corp 2,994 189
Globe Life Inc 2,806 343
Hanover Insurance Group Inc/The 1,068 163
Hartford Financial Services Group Inc/The 306,049 34,139
Kemper Corp 1,882 126
Lincoln National Corp 5,103 179
Loews Corp 5,621 480
Markel Group Inc
(d)
300 549
MGIC Investment Corp 309,917 7,915
Old Republic International Corp 690,095 25,243
Primerica Inc 29,092 8,442
Prudential Financial Inc 11,195 1,352
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
Reinsurance Group of America Inc 2,035 $ 464
RenaissanceRe Holdings Ltd 1,592 370
RLI Corp 47,137 3,458
Unum Group 5,692 434
W R Berkley Corp 9,220 542
White Mountains Insurance Group Ltd 77 149
Willis Towers Watson PLC 139,230 45,886
$ 223,585
Internet - 3 .10%
CDW Corp/DE 2,107 420
eBay Inc 418,243 28,223
Etsy Inc
(d)
1,262 69
Expedia Group Inc 158,400 27,079
F5 Inc
(d)
1,809 538
Gen Digital Inc 17,027 458
IAC Inc
(d)
2,145 91
Lyft Inc
(d)
198,030 2,681
Maplebear Inc
(d)
371,162 17,919
Match Group Inc 8,114 290
Okta Inc
(d)
2,776 262
Robinhood Markets Inc
(d)
20,960 1,089
Roku Inc
(d)
3,350 277
TripAdvisor Inc
(d)
3,315 58
Trump Media & Technology Group Corp
(d),(e)
971 31
VeriSign Inc
(d)
2,412 519
Wayfair Inc
(d)
2,854 138
Zillow Group Inc - A Shares
(d)
1,356 107
Zillow Group Inc - C Shares
(d)
4,863 400
$ 80,649
Iron & Steel - 0 .10%
ATI Inc
(d)
3,829 219
Cleveland-Cliffs Inc
(d)
10,069 103
Nucor Corp 7,419 953
Reliance Inc 1,669 483
Steel Dynamics Inc 4,555 584
United States Steel Corp 6,918 255
$ 2,597
Leisure Products & Services - 0 .38%
Amer Sports Inc
(d)
1,889 60
Brunswick Corp/DE 1,944 131
Carnival Corp
(d)
289,797 8,019
Harley-Davidson Inc 3,496 95
Planet Fitness Inc
(d)
1,146 124
Polaris Inc 1,672 80
Royal Caribbean Cruises Ltd 4,806 1,281
YETI Holdings Inc
(d)
1,855 69
$ 9,859
Lodging - 0 .51%
Boyd Gaming Corp 1,971 151
Choice Hotels International Inc 144 21
Hilton Worldwide Holdings Inc 46,927 12,017
Hyatt Hotels Corp 1,047 165
MGM Resorts International
(d)
7,167 247
Travel + Leisure Co 1,936 105
Wyndham Hotels & Resorts Inc 2,149 226
Wynn Resorts Ltd 2,957 257
$ 13,189
Machinery - Construction & Mining - 0 .02%
BWX Technologies Inc 2,276 257
Oshkosh Corp 1,953 227
$ 484
Machinery - Diversified - 3 .07%
AGCO Corp 235,566 24,600
CNH Industrial NV 27,522 354
Cognex Corp 4,877 195
Crane Co 1,514 258
Dover Corp 4,258 867
Esab Corp 1,693 210

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Flowserve Corp 4,113 $ 258
Gates Industrial Corp PLC
(d)
7,361 152
Graco Inc 5,239 441
IDEX Corp 2,380 534
Ingersoll Rand Inc 12,543 1,177
Middleby Corp/The
(d)
157,148 26,894
Nordson Corp 1,787 393
Otis Worldwide Corp 12,466 1,189
Rockwell Automation Inc 3,235 901
Toro Co/The 3,261 272
Westinghouse Air Brake Technologies Corp 5,295 1,101
Xylem Inc/NY 160,359 19,891
$ 79,687
Media - 0 .49%
Charter Communications Inc
(d)
2,915 1,007
FactSet Research Systems Inc 762 362
Fox Corp - A Shares 6,922 354
Fox Corp - B Shares 3,966 193
Liberty Broadband Corp - A Shares
(d)
343 26
Liberty Broadband Corp - C Shares
(d)
2,495 191
Liberty Global Ltd - A Shares
(d)
5,911 68
Liberty Global Ltd - C Shares
(d)
4,966 58
Liberty Media Corp-Liberty Formula One - A
Shares
(d)
534 47
Liberty Media Corp-Liberty Formula One - C
Shares
(d)
4,242 406
New York Times Co/The 155,439 8,440
News Corp - A Shares 11,954 336
News Corp - B Shares
(e)
3,526 112
Nexstar Media Group Inc 611 94
Paramount Global - Class A 264 6
Paramount Global - Class B 17,756 193
Sirius XM Holdings Inc 6,692 161
Warner Bros Discovery Inc
(d)
75,711 790
$ 12,844
Metal Fabrication & Hardware - 0 .03%
Advanced Drainage Systems Inc 1,302 158
RBC Bearings Inc
(d)
860 300
Timken Co/The 2,008 161
Valmont Industries Inc 618 205
$ 824
Mining - 1 .28%
Alcoa Corp 7,720 273
Franco-Nevada Corp 239,800 32,603
MP Materials Corp
(d)
4,157 91
Royal Gold Inc 2,072 290
$ 33,257
Miscellaneous Manufacturers - 0 .97%
A O Smith Corp 3,758 253
Carlisle Cos Inc 1,206 470
Donaldson Co Inc 3,755 267
ITT Inc 2,595 392
Teledyne Technologies Inc
(d)
1,435 734
Textron Inc 303,188 23,196
$ 25,312
Office & Business Equipment - 0 .86%
Zebra Technologies Corp
(d)
56,746 22,241
Oil & Gas - 2 .88%
Antero Resources Corp
(d)
9,134 341
APA Corp 11,369 249
Chord Energy Corp 193,804 21,793
Civitas Resources Inc 2,090 106
Coterra Energy Inc 1,100,085 30,495
Devon Energy Corp 514,535 17,546
Diamondback Energy Inc 5,859 963
EQT Corp 17,182 878
Expand Energy Corp 7,216 733
Hess Corp 3,083 429
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
HF Sinclair Corp 4,636 $ 167
Matador Resources Co 3,253 189
Ovintiv Inc 8,295 350
Permian Resources Corp 16,036 235
Range Resources Corp 7,439 275
Viper Energy Inc 2,262 106
$ 74,855
Oil & Gas Services - 2 .04%
Baker Hughes Co 841,010 38,838
Halliburton Co 27,566 717
NOV Inc 12,049 174
TechnipFMC PLC 438,235 13,169
$ 52,898
Packaging & Containers - 3 .85%
Amcor PLC 44,907 436
AptarGroup Inc 143,081 22,485
Ardagh Group SA
(d),(f)
901 —
Ball Corp 9,229 514
Berry Global Group Inc 3,478 236
Crown Holdings Inc 407,262 35,782
Graphic Packaging Holding Co 9,363 257
Packaging Corp of America 80,849 17,193
Sealed Air Corp 4,279 149
Silgan Holdings Inc 2,576 142
Smurfit WestRock PLC 429,903 22,824
Sonoco Products Co 3,044 145
$ 100,163
Pharmaceuticals - 0 .08%
BellRing Brands Inc
(d)
4,078 315
Cardinal Health Inc 3,095 383
Elanco Animal Health Inc
(d)
15,316 184
Henry Schein Inc
(d)
3,997 320
Jazz Pharmaceuticals PLC
(d)
1,868 232
Organon & Co 8,000 125
Premier Inc 3,167 72
Viatris Inc 37,363 421
$ 2,052
Pipelines - 1 .09%
Antero Midstream Corp 510,167 8,183
Cheniere Energy Inc 46,730 10,451
DT Midstream Inc 40,040 4,048
Kinder Morgan Inc 60,439 1,661
New Fortress Energy Inc
(e)
1,310 20
ONEOK Inc 18,176 1,766
Williams Cos Inc/The 37,894 2,100
$ 28,229
Private Equity - 0 .01%
Carlyle Group Inc/The 6,887 387
Real Estate - 0 .38%
CBRE Group Inc
(d)
9,536 1,380
CoStar Group Inc
(d)
12,706 973
Howard Hughes Holdings Inc
(d)
963 74
Jones Lang LaSalle Inc
(d)
25,933 7,334
Seaport Entertainment Group Inc
(d)
141 4
$ 9,765
REITs - 8 .51%
AGNC Investment Corp 25,317 252
Agree Realty Corp 3,218 234
Alexandria Real Estate Equities Inc 119,433 11,627
American Homes 4 Rent 10,630 368
Americold Realty Trust Inc 8,838 193
Annaly Capital Management Inc 17,490 357
AvalonBay Communities Inc 4,412 977
Brixmor Property Group Inc 9,414 245
BXP Inc 4,932 361
Camden Property Trust 285,233 32,434
Cousins Properties Inc 5,005 153
Crown Castle Inc 13,573 1,212

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CubeSmart 7,033 $ 293
Digital Realty Trust Inc 10,298 1,687
EastGroup Properties Inc 1,560 265
EPR Properties 40,844 1,883
Equity LifeStyle Properties Inc 281,515 18,425
Equity Residential 131,957 9,320
Essex Property Trust Inc 1,984 565
Extra Space Storage Inc 6,496 1,000
Federal Realty Investment Trust 2,660 289
First Industrial Realty Trust Inc 3,959 211
Gaming and Leisure Properties Inc 8,173 396
Healthcare Realty Trust Inc 10,593 177
Healthpeak Properties Inc 21,987 454
Highwoods Properties Inc 3,018 90
Host Hotels & Resorts Inc 21,936 367
Invitation Homes Inc 19,156 597
Iron Mountain Inc 3,918 398
Kilroy Realty Corp 3,633 142
Kimco Realty Corp 20,734 466
Lamar Advertising Co 235,643 29,790
Lineage Inc 193,909 11,635
Medical Properties Trust Inc 18,827 88
Mid-America Apartment Communities Inc 3,626 553
National Storage Affiliates Trust 2,163 80
NNN REIT Inc 809,817 31,898
Omega Healthcare Investors Inc 120,778 4,477
Park Hotels & Resorts Inc 6,760 91
Rayonier Inc 4,770 125
Realty Income Corp 27,129 1,482
Regency Centers Corp 5,654 406
Rexford Industrial Realty Inc 6,885 280
Rithm Capital Corp 15,559 179
SBA Communications Corp 127,730 25,234
Simon Property Group Inc 94,162 16,371
STAG Industrial Inc 5,428 186
Starwood Property Trust Inc 9,733 188
Sun Communities Inc 3,850 487
UDR Inc 10,250 428
Ventas Inc 13,070 790
VICI Properties Inc 328,916 9,791
Vornado Realty Trust 5,267 228
Weyerhaeuser Co 22,804 698
WP Carey Inc 6,812 381
$ 221,304
Retail - 4 .64%
Advance Auto Parts Inc 1,890 92
AutoNation Inc
(d)
758 143
Bath & Body Works Inc 6,860 258
Best Buy Co Inc 6,749 579
BJ's Wholesale Club Holdings Inc
(d)
352,337 34,899
CarMax Inc
(d)
4,517 387
Carvana Co
(d)
2,181 540
Casey's General Stores Inc 945 399
Darden Restaurants Inc 1,687 329
Dick's Sporting Goods Inc 1,601 384
Dillard's Inc 104 49
Dollar General Corp 36,076 2,564
Dollar Tree Inc
(d)
6,281 461
Domino's Pizza Inc 686 308
Dutch Bros Inc
(d)
2,054 128
Ferguson Enterprises Inc 5,890 1,067
Five Below Inc
(d)
397 37
Floor & Decor Holdings Inc
(d)
1,999 200
Freshpet Inc
(d)
982 157
GameStop Corp
(d)
12,253 330
Gap Inc/The 6,086 146
Genuine Parts Co 4,346 505
Kohl's Corp
(e)
3,931 52
Lithia Motors Inc 795 299
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Macy's Inc 8,514 $ 133
MSC Industrial Direct Co Inc 1,420 114
Nordstrom Inc 3,109 75
Ollie's Bargain Outlet Holdings Inc
(d)
74,799 8,340
Penske Automotive Group Inc 523 87
RH
(d)
357 150
Ross Stores Inc 281,155 42,331
Target Corp 172,500 23,789
Ulta Beauty Inc
(d)
204 84
Walgreens Boots Alliance Inc 22,247 229
Wendy's Co/The 2,846 42
Williams-Sonoma Inc 1,551 328
Yum! Brands Inc 5,427 708
$ 120,723
Savings & Loans - 0 .00%
TFS Financial Corp 1,656 23
Semiconductors - 1 .77%
Allegro MicroSystems Inc
(d)
3,550 85
Amkor Technology Inc 3,261 80
Astera Labs Inc
(d)
3,231 328
Cirrus Logic Inc
(d)
41,463 4,165
GLOBALFOUNDRIES Inc
(d),(e)
3,057 127
IPG Photonics Corp
(d)
840 62
Lattice Semiconductor Corp
(d)
652 37
MACOM Technology Solutions Holdings Inc
(d)
1,748 231
Microchip Technology Inc 16,558 899
MKS Instruments Inc 201,649 22,843
ON Semiconductor Corp
(d)
309,967 16,223
Onto Innovation Inc
(d)
1,087 223
Qorvo Inc
(d)
2,936 244
Skyworks Solutions Inc 5,042 447
Teradyne Inc 454 53
Wolfspeed Inc
(d)
4,332 26
$ 46,073
Shipbuilding - 0 .01%
Huntington Ingalls Industries Inc 1,177 232
Software - 3 .30%
Akamai Technologies Inc
(d)
251,770 25,151
ANSYS Inc
(d)
2,705 948
Aspen Technology Inc
(d)
804 212
BILL Holdings Inc
(d)
2,353 228
Broadridge Financial Solutions Inc 316 75
CCC Intelligent Solutions Holdings Inc
(d)
14,069 156
Concentrix Corp
(e)
1,462 76
Dayforce Inc
(d)
4,256 301
DoubleVerify Holdings Inc
(d)
2,216 46
Doximity Inc
(d)
47,144 2,786
Dropbox Inc - A Shares
(d)
5,105 164
Electronic Arts Inc 93,392 11,479
Fair Isaac Corp
(d)
112 210
Fidelity National Information Services Inc 17,052 1,389
Guidewire Software Inc
(d)
1,385 293
HashiCorp Inc
(d)
1,030 35
Informatica Inc
(d)
2,801 72
Jack Henry & Associates Inc 2,280 397
Manhattan Associates Inc
(d)
7,957 1,660
MicroStrategy Inc
(d)
4,796 1,606
MSCI Inc 992 592
nCino Inc
(d)
1,032 35
Nutanix Inc
(d)
49,278 3,389
Paychex Inc 6,426 949
Paycom Software Inc 15,066 3,127
Paycor HCM Inc
(d)
2,296 51
Playtika Holding Corp 2,338 17
PTC Inc
(d)
1,463 283
SentinelOne Inc
(d)
7,024 168
SS&C Technologies Holdings Inc 6,754 547
Take-Two Interactive Software Inc
(d)
5,354 993
Twilio Inc
(d)
111,600 16,359

Schedule of Investments
MidCap Value Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Tyler Technologies Inc
(d)
18,181 $ 10,938
UiPath Inc
(d)
1,502 21
Unity Software Inc
(d)
5,036 112
Zoom Communications Inc
(d)
8,268 719
ZoomInfo Technologies Inc
(d)
9,048 93
$ 85,677
Telecommunications - 0 .67%
Ciena Corp
(d)
4,508 393
Corning Inc 267,646 13,939
Frontier Communications Parent Inc
(d)
7,690 275
Iridium Communications Inc 3,060 88
Juniper Networks Inc 10,238 357
Motorola Solutions Inc 5,200 2,440
Ubiquiti Inc 62 25
$ 17,517
Toys, Games & Hobbies - 0 .01%
Hasbro Inc 627 36
Mattel Inc
(d)
10,527 196
$ 232
Transportation - 2 .86%
CH Robinson Worldwide Inc 3,665 365
Expeditors International of Washington Inc 3,689 419
JB Hunt Transport Services Inc 144,915 24,813
Kirby Corp
(d)
1,737 189
Knight-Swift Transportation Holdings Inc 515,398 29,424
Landstar System Inc 114,050 18,779
Ryder System Inc 1,243 198
Saia Inc
(d)
342 164
Schneider National Inc 1,509 45
$ 74,396
Water - 1 .07%
American Water Works Co Inc 221,215 27,572
Essential Utilities Inc 7,905 281
$ 27,853
TOTAL COMMON STOCKS $ 2,540,082
Total Investments $ 2,600,936
Other Assets and Liabilities -  (0.06)% (1,648)
TOTAL NET ASSETS - 100.00% $ 2,599,288
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $241 or
0.01% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $232 or 0.01% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 51,595 $ 498,717 $ 495,862 $ 54,450
$ 51,595 $ 498,717 $ 495,862 $ 54,450
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 720 $ — $ — $ —
$ 720 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; March 2025 Long 39 $ 12,675 $ (3)
Total $ (3)
Amounts in thousands except contracts.

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .04 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .23%
iShares MSCI EAFE Value ETF
(a)
50,000 $ 2,743
Money Market Funds - 1 .81%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(b),(c)
452,619 453
Principal Government Money Market Fund - Class
R-6 4.25%
(b),(d)
20,936,262 20,936
$ 21,389
TOTAL INVESTMENT COMPANIES $ 24,132
COMMON STOCKS - 95 .60 % Shares Held Value (000's)
Advertising - 0 .17%
Publicis Groupe SA 3,293 $ 350
WPP PLC 169,853 1,615
$ 1,965
Aerospace & Defense - 2 .92%
Dassault Aviation SA 149 33
Elbit Systems Ltd 141 43
MTU Aero Engines AG 272 93
Rheinmetall AG 12,617 9,864
Rolls-Royce Holdings PLC
(e)
2,226,499 16,601
Singapore Technologies Engineering Ltd 8,200 29
Thales SA 48,653 7,876
$ 34,539
Agriculture - 0 .75%
British American Tobacco PLC 201,327 7,988
Imperial Brands PLC 11,541 389
Japan Tobacco Inc 17,200 438
Wilmar International Ltd 27,000 62
$ 8,877
Airlines - 0 .01%
Deutsche Lufthansa AG 8,628 56
Japan Airlines Co Ltd 2,200 36
Singapore Airlines Ltd
(a)
13,900 65
$ 157
Apparel - 1 .86%
Kering SA 84,141 22,027
Automobile Manufacturers - 0 .55%
Bayerische Motoren Werke AG 4,171 339
Daimler Truck Holding AG 7,104 313
Honda Motor Co Ltd 64,500 611
Isuzu Motors Ltd 8,000 108
Mercedes-Benz Group AG 10,774 655
Nissan Motor Co Ltd 31,900 87
Renault SA 2,767 142
Stellantis NV 28,269 377
Subaru Corp 8,400 146
Suzuki Motor Corp 14,600 175
Toyota Motor Corp 147,650 2,801
Volvo AB - A Shares 2,881 79
Volvo AB - B Shares 22,851 630
$ 6,463
Automobile Parts & Equipment - 0 .91%
Aisin Corp 7,500 85
Bridgestone Corp 8,200 294
Cie Generale des Etablissements Michelin SCA 9,611 334
Continental AG 134,547 9,563
Denso Corp 9,400 130
Sumitomo Electric Industries Ltd 10,200 191
Toyota Industries Corp 2,400 200
$ 10,797
Banks - 11 .80%
ABN AMRO Bank NV
(f)
6,591 111
AIB Group PLC 30,137 177
ANZ Group Holdings Ltd 42,845 809
Banco Bilbao Vizcaya Argentaria SA 82,913 944
Banco BPM SpA 18,525 163
Banco de Sabadell SA 78,248 184
Banco Santander SA 222,901 1,142
Bank Hapoalim BM 18,186 233
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Bank Leumi Le-Israel BM 21,691 $ 271
Bank of Ireland Group PLC 14,444 144
Bank of Nova Scotia/The 208,100 10,647
Banque Cantonale Vaudoise 457 46
Barclays PLC 5,801,577 21,262
BNP Paribas SA 306,479 20,936
BOC Hong Kong Holdings Ltd 53,300 173
BPER Banca SPA 14,313 98
CaixaBank SA 57,502 348
Chiba Bank Ltd/The 8,100 69
Commerzbank AG 8,863 171
Concordia Financial Group Ltd 15,000 87
Credit Agricole SA 15,311 231
Danske Bank A/S 9,922 296
DBS Group Holdings Ltd 10,000 327
Deutsche Bank AG 17,719 347
DNB Bank ASA 12,882 274
Erste Group Bank AG 4,845 298
FinecoBank Banca Fineco SpA 8,790 167
Hang Seng Bank Ltd 10,800 135
HSBC Holdings PLC 261,899 2,735
ING Groep NV 458,180 7,616
Intesa Sanpaolo SpA 210,412 911
Israel Discount Bank Ltd 17,793 130
Japan Post Bank Co Ltd 20,800 215
KBC Group NV 3,302 253
Lloyds Banking Group PLC 882,343 678
Mediobanca Banca di Credito Finanziario SpA 7,190 118
Mitsubishi UFJ Financial Group Inc 159,700 2,020
Mizrahi Tefahot Bank Ltd 2,231 106
Mizuho Financial Group Inc 34,700 956
National Australia Bank Ltd 44,223 1,090
NatWest Group PLC 429,394 2,289
Nordea Bank Abp 45,389 540
Oversea-Chinese Banking Corp Ltd 48,700 621
Resona Holdings Inc 30,000 223
Shinhan Financial Group Co Ltd 78,394 2,731
Shizuoka Financial Group Inc 6,600 59
Skandinaviska Enskilda Banken AB 22,829 324
Societe Generale SA 112,109 3,629
Standard Chartered PLC 1,563,649 21,030
Sumitomo Mitsui Financial Group Inc 53,600 1,321
Sumitomo Mitsui Trust Group Inc 9,214 232
Svenska Handelsbanken AB 20,983 232
Swedbank AB 12,213 266
UniCredit SpA 245,716 11,284
United Overseas Bank Ltd 613,560 16,866
Westpac Banking Corp 49,463 1,026
$ 139,591
Beverages - 2 .90%
Anheuser-Busch InBev SA/NV 202,361 9,972
Asahi Group Holdings Ltd 602,700 6,528
Carlsberg AS 508 53
Coca-Cola Europacific Partners PLC 2,981 234
Coca-Cola HBC AG
(e)
1,562 54
Diageo PLC 368,307 10,972
Endeavour Group Ltd/Australia 21,888 57
Heineken NV 85,048 5,909
JDE Peet's NV 1,850 32
Kirin Holdings Co Ltd 11,100 141
Pernod Ricard SA 2,915 333
$ 34,285
Building Materials - 1 .74%
AGC Inc 2,800 81
Cie de Saint-Gobain SA 118,577 11,119
Geberit AG 168 94
Heidelberg Materials AG 1,965 277
Holcim AG
(e)
7,498 751
Svenska Cellulosa AB SCA 8,725 120

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
TOTO Ltd 332,500 $ 8,127
$ 20,569
Chemicals - 3 .93%
Akzo Nobel NV 369,429 20,982
Arkema SA 84,408 6,728
Asahi Kasei Corp 18,000 122
BASF SE 235,010 11,323
Clariant AG
(e)
3,275 37
Croda International PLC 1,241 51
DSM-Firmenich AG 2,676 273
EMS-Chemie Holding AG 37 26
Evonik Industries AG 3,688 69
ICL Group Ltd 11,130 66
Mitsubishi Chemical Group Corp 19,500 100
Mitsui Chemicals Inc 2,400 53
Syensqo SA 3,074 242
Toray Industries Inc 19,900 138
Tosoh Corp 470,300 6,257
$ 46,467
Commercial Services - 1 .62%
Adecco Group AG 2,423 58
Dai Nippon Printing Co Ltd 5,500 81
Intertek Group PLC 814 51
Nexi SpA
(e),(f)
7,815 40
Persol Holdings Co Ltd 3,272,700 4,986
Randstad NV 177,956 7,683
RELX PLC 115,650 5,742
Secom Co Ltd 6,100 205
Securitas AB 7,075 90
SGS SA 1,091 106
TOPPAN Holdings Inc 3,400 95
$ 19,137
Computers - 1 .37%
Bechtle AG 351 12
Check Point Software Technologies Ltd
(e)
27,374 5,968
Fujitsu Ltd 512,700 9,916
NEC Corp 1,200 119
Otsuka Corp 1,700 38
SCSK Corp 1,100 24
Teleperformance SE 787 74
$ 16,151
Consumer Products - 1 .73%
Henkel AG & Co KGaA 1,496 115
Reckitt Benckiser Group PLC 308,117 20,376
$ 20,491
Cosmetics & Personal Care - 0 .08%
Kao Corp 4,400 175
Shiseido Co Ltd 2,100 35
Unilever PLC 12,500 716
$ 926
Distribution & Wholesale - 0 .21%
Bunzl PLC 1,692 72
Marubeni Corp 20,500 305
Mitsubishi Corp 48,100 767
Mitsui & Co Ltd 36,300 719
Rexel SA 3,218 85
Sumitomo Corp 15,700 340
Toyota Tsusho Corp 9,100 154
$ 2,442
Diversified Financial Services - 4 .35%
AerCap Holdings NV 2,796 267
Amundi SA
(f)
884 62
ASX Ltd 1,395 55
Azimut Holding SpA 369,560 9,662
Daiwa Securities Group Inc 19,100 138
Euronext NV
(f)
64,691 7,514
Hargreaves Lansdown PLC 5,118 70
Japan Exchange Group Inc 5,000 53
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Julius Baer Group Ltd 302,251 $ 21,238
Mitsubishi HC Capital Inc 12,600 84
Nomura Holdings Inc 43,200 281
ORIX Corp 16,500 348
SBI Holdings Inc 3,900 112
Schroders PLC 11,588 51
St James's Place PLC 887,818 11,529
$ 51,464
Electric - 3 .19%
Chubu Electric Power Co Inc 9,200 96
CLP Holdings Ltd 23,500 195
E.ON SE 132,791 1,573
EDP SA 45,136 142
Elia Group SA/NV 200 13
Endesa SA 4,570 101
Enel SpA 2,961,317 21,049
Engie SA 26,275 434
Fortum Oyj 646,003 9,386
Iberdrola SA 88,479 1,250
Kansai Electric Power Co Inc/The 8,600 95
Mercury NZ Ltd 6,905 25
Meridian Energy Ltd 18,742 62
National Grid PLC 70,291 853
Origin Energy Ltd 12,389 80
Power Assets Holdings Ltd 19,500 126
Redeia Corp SA 5,838 98
RWE AG 62,216 1,928
Terna - Rete Elettrica Nazionale 20,239 167
Tokyo Electric Power Co Holdings Inc
(e)
21,800 57
$ 37,730
Electrical Components & Equipment - 0 .02%
Brother Industries Ltd 3,400 60
Legrand SA 1,321 135
$ 195
Electronics - 1 .66%
Kyocera Corp 18,400 191
MINEBEA MITSUMI Inc 341,200 5,476
Murata Manufacturing Co Ltd 828,186 13,011
Spectris PLC 26,282 983
$ 19,661
Energy - Alternate Sources - 0 .01%
Vestas Wind Systems A/S 5,085 70
Engineering & Construction - 0 .64%
Acciona SA 374 42
ACS Actividades de Construccion y Servicios SA 2,541 129
ACS Actividades de Construccion y Servicios SA -
Rights
(e)
2,541 1
Aeroports de Paris SA 498 57
Auckland International Airport Ltd 24,187 118
Bouygues SA 2,728 87
Eiffage SA 1,058 94
Fraport AG Frankfurt Airport Services Worldwide
(e)
95,925 5,714
Kajima Corp 5,600 100
Keppel Ltd 20,900 104
Obayashi Corp 9,300 125
Skanska AB 4,896 105
Taisei Corp 2,400 101
Vinci SA 7,197 779
$ 7,556
Entertainment - 0 .01%
Entain PLC 8,735 76
Genting Singapore Ltd 85,500 47
Toho Co Ltd/Tokyo 1,000 45
$ 168
Food - 2 .04%
Barry Callebaut AG 5,060 5,562
Carrefour SA 223,010 3,177
CK Hutchison Holdings Ltd 1,513,500 7,622

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Food (continued)
Coles Group Ltd 12,534 $ 151
Danone SA 56,444 3,954
J Sainsbury PLC 25,426 80
Kesko Oyj 3,929 75
Koninklijke Ahold Delhaize NV 13,370 474
MEIJI Holdings Co Ltd 3,400 68
Nestle SA 24,500 2,081
Orkla ASA 10,082 94
Salmar ASA 651 34
Tesco PLC 98,570 454
WH Group Ltd
(f)
119,500 93
Woolworths Group Ltd 11,422 215
Yakult Honsha Co Ltd 2,500 46
$ 24,180
Food Service - 0 .62%
Compass Group PLC 86,211 2,970
Sodexo SA 58,235 4,309
$ 7,279
Forest Products & Paper - 0 .80%
Holmen AB 1,157 44
Mondi PLC 591,591 9,209
UPM-Kymmene Oyj 7,677 226
$ 9,479
Gas - 1 .67%
Centrica PLC 5,255,887 9,237
Osaka Gas Co Ltd 5,200 102
Snam SpA 2,243,965 10,377
$ 19,716
Hand & Machine Tools - 0 .91%
Makita Corp 361,200 10,682
Schindler Holding AG - PC 205 59
Schindler Holding AG - REG 178 50
$ 10,791
Healthcare - Products - 4 .00%
Elekta AB 952,629 5,645
EssilorLuxottica SA 1,498 411
FUJIFILM Holdings Corp 10,400 229
Getinge AB 426,825 8,382
Koninklijke Philips NV
(e)
427,263 11,776
Olympus Corp 543,800 8,253
Smith & Nephew PLC 998,973 12,668
$ 47,364
Healthcare - Services - 0 .03%
Fresenius Medical Care AG 2,956 147
Fresenius SE & Co KGaA
(e)
6,078 232
$ 379
Holding Companies - Diversified - 0 .43%
Jardine Matheson Holdings Ltd 123,718 4,983
Swire Pacific Ltd 6,000 52
Wharf Holdings Ltd/The 10,000 25
$ 5,060
Home Builders - 1 .14%
Barratt Redrow PLC 19,823 111
Berkeley Group Holdings PLC 77,485 3,707
Daiwa House Industry Co Ltd 8,600 271
Persimmon PLC 588,576 9,191
Sekisui Chemical Co Ltd 5,400 90
Taylor Wimpey PLC 50,909 75
$ 13,445
Home Furnishings - 0 .58%
Electrolux AB
(e)
711,612 6,448
Hoshizaki Corp 500 18
Panasonic Holdings Corp 33,500 342
SEB SA 378 36
$ 6,844
COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance - 6 .15%
Admiral Group PLC 1,874 $ 63
Aegon Ltd 19,421 127
Ageas SA/NV 2,299 118
AIA Group Ltd 1,207,800 8,491
Allianz SE 17,803 5,805
ASR Nederland NV 2,281 112
Aviva PLC 38,508 244
AXA SA 191,308 7,258
Baloise Holding AG 626 114
Dai-ichi Life Holdings Inc 13,000 355
Generali 13,546 429
Helvetia Holding AG 535 93
Insurance Australia Group Ltd 34,094 193
Japan Post Holdings Co Ltd 27,700 289
Japan Post Insurance Co Ltd 2,800 55
Legal & General Group PLC 4,456,565 13,307
M&G PLC 3,417,504 8,804
Medibank Pvt Ltd 39,607 98
MS&AD Insurance Group Holdings Inc 6,500 135
Muenchener Rueckversicherungs-Gesellschaft AG
in Muenchen
1,924 1,043
NN Group NV 3,896 179
Phoenix Group Holdings PLC 10,084 65
Prudential PLC 1,488,114 12,384
QBE Insurance Group Ltd 14,077 182
Sampo Oyj 7,119 294
Samsung Fire & Marine Insurance Co Ltd 6,431 1,678
SCOR SE 259,254 6,623
Sompo Holdings Inc 46,100 1,285
Suncorp Group Ltd 18,303 235
Swiss Life Holding AG 414 338
Swiss Re AG 4,340 663
T&D Holdings Inc 7,000 133
Talanx AG 929 79
Tryg A/S 4,877 99
Unipol Assicurazioni SpA 5,677 77
Zurich Insurance Group AG 2,105 1,276
$ 72,723
Internet - 0 .62%
LY Corp 40,600 118
Prosus NV
(e)
9,841 376
Rakuten Group Inc
(e)
7,900 50
SEEK Ltd 1,895 27
Tencent Holdings Ltd 128,100 6,740
$ 7,311
Investment Companies - 0 .05%
Eurazeo SE 635 52
EXOR NV 1,431 136
Groupe Bruxelles Lambert NV 1,195 83
Industrivarden AB - A Shares 1,749 62
Industrivarden AB - C Shares 2,310 82
Infratil Ltd 6,970 44
L E Lundbergforetagen AB 1,093 53
Sofina SA 221 55
Washington H Soul Pattinson & Co Ltd 3,437 72
$ 639
Iron & Steel - 0 .82%
ArcelorMittal SA 358,405 8,933
BlueScope Steel Ltd 6,313 83
Fortescue Ltd 24,362 285
JFE Holdings Inc 8,300 96
Nippon Steel Corp 13,000 270
$ 9,667
Leisure Products & Services - 0 .34%
Carnival Corp
(e)
140,026 3,875
Yamaha Motor Co Ltd 13,300 111
$ 3,986
Lodging - 0 .01%
Whitbread PLC 2,583 90

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Construction & Mining - 0 .78%
Hitachi Construction Machinery Co Ltd 1,500 $ 36
Komatsu Ltd 278,247 8,393
Mitsubishi Electric Corp 27,300 447
Sandvik AB 9,970 206
Siemens Energy AG
(e)
3,221 192
$ 9,274
Machinery - Diversified - 2 .40%
FANUC Corp 440,300 13,118
Kone Oyj 3,179 165
Kubota Corp 13,500 169
Nabtesco Corp 432,758 7,738
SMC Corp 19,000 7,189
Spirax Group PLC 391 39
$ 28,418
Media - 0 .03%
Bollore SE 10,253 61
Informa PLC 19,135 204
Pearson PLC 8,626 143
$ 408
Metal Fabrication & Hardware - 0 .73%
NSK Ltd 1,437,100 6,238
SKF AB 115,548 2,334
Tenaris SA 5,854 111
$ 8,683
Mining - 1 .27%
Anglo American PLC 18,280 535
Barrick Gold Corp 166,600 2,724
BHP Group Ltd 72,995 1,793
Boliden AB 258,774 7,772
Endeavour Mining PLC 973 20
Glencore PLC
(e)
149,189 644
Rio Tinto Ltd 5,340 384
Rio Tinto PLC 16,220 977
South32 Ltd 22,784 47
Sumitomo Metal Mining Co Ltd 3,500 80
$ 14,976
Miscellaneous Manufacturers - 1 .87%
Alstom SA
(e)
1,028,739 20,362
Orica Ltd 7,006 76
Siemens AG 7,107 1,523
Smiths Group PLC 4,957 126
$ 22,087
Office & Business Equipment - 0 .01%
Ricoh Co Ltd 7,500 86
Seiko Epson Corp 4,100 74
$ 160
Oil & Gas - 3 .79%
Aker BP ASA 421,979 8,808
BP PLC 2,684,683 13,889
DCC PLC
(e)
1,424 98
ENEOS Holdings Inc 39,210 197
Eni SpA 33,075 466
Equinor ASA 310,065 7,467
Idemitsu Kosan Co Ltd 8,400 56
Inpex Corp 12,600 150
Neste Oyj 6,086 77
OMV AG 2,119 87
Repsol SA 16,938 197
Santos Ltd 46,717 202
Shell PLC 89,255 2,931
Suncor Energy Inc 211,532 7,937
TotalEnergies SE 31,045 1,799
Woodside Energy Group Ltd 27,316 416
$ 44,777
Oil & Gas Services - 0 .55%
Saipem SpA
(e)
2,669,440 6,514
COMMON STOCKS (continued) Shares Held Value (000’s)
Packaging & Containers - 0 .63%
SIG Group AG
(e)
2,321 $ 50
Smurfit WestRock PLC 39,757 2,111
Stora Enso Oyj 480,875 5,326
$ 7,487
Pharmaceuticals - 6 .39%
Astellas Pharma Inc 26,000 252
AstraZeneca PLC 114,929 16,133
Bayer AG 14,132 316
Eisai Co Ltd 3,600 107
GSK PLC 643,119 11,203
Hikma Pharmaceuticals PLC 2,393 68
Ipsen SA 543 67
Kyowa Kirin Co Ltd 3,500 52
Novartis AG 14,178 1,484
Ono Pharmaceutical Co Ltd 5,400 56
Orion Oyj 1,067 58
Roche Holding AG 58,538 18,403
Sandoz Group AG 5,891 282
Sanofi SA 241,500 26,246
Shionogi & Co Ltd 10,800 159
Takeda Pharmaceutical Co Ltd 14,900 401
Teva Pharmaceutical Industries Ltd ADR
(e)
16,298 289
Zealand Pharma A/S
(e)
339 34
$ 75,610
Pipelines - 0 .83%
APA Group 18,623 79
Enbridge Inc 224,403 9,704
$ 9,783
Private Equity - 0 .06%
3i Group PLC 14,004 673
CapitaLand Investment Ltd/Singapore 33,100 59
$ 732
Real Estate - 0 .19%
Azrieli Group Ltd 611 50
CK Asset Holdings Ltd 27,000 113
Daito Trust Construction Co Ltd 800 86
Fastighets AB Balder
(e)
9,531 68
Henderson Land Development Co Ltd 20,438 57
Hongkong Land Holdings Ltd 15,901 69
Hulic Co Ltd 6,600 58
LEG Immobilien SE 1,072 88
Mitsubishi Estate Co Ltd 15,500 225
Mitsui Fudosan Co Ltd 38,300 346
Sagax AB 1,668 37
Sekisui House Ltd 8,600 197
Sino Land Co Ltd 56,000 54
Sumitomo Realty & Development Co Ltd 4,400 152
Sun Hung Kai Properties Ltd 20,883 187
Swiss Prime Site AG 1,113 127
Vonovia SE 10,654 326
Wharf Real Estate Investment Co Ltd 25,000 62
$ 2,302
REITs - 1 .19%
CapitaLand Ascendas REIT 53,100 101
CapitaLand Integrated Commercial Trust 82,915 118
Covivio SA/France 848 45
Gecina SA 662 65
Goodman Group 8,663 193
GPT Group/The 27,546 78
Japan Real Estate Investment Corp 91 64
Klepierre SA 3,095 92
Land Securities Group PLC 10,178 73
Link REIT 1,962,522 8,108
Mirvac Group 56,745 69
Nippon Building Fund Inc 110 88
Scentre Group 74,820 169
Segro PLC 494,202 4,370
Stockland 34,333 109
Unibail-Rodamco-Westfield 1,705 143

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Vicinity Ltd 55,648 $ 75
Warehouses De Pauw CVA 2,595 56
$ 14,016
Retail - 1 .22%
Associated British Foods PLC 4,803 113
Kingfisher PLC 1,478,652 4,493
Li Ning Co Ltd 579,500 1,198
MatsukiyoCocokara & Co 4,800 71
Swatch Group AG/The - BR 417 77
Tokyo Gas Co Ltd 4,900 139
Welcia Holdings Co Ltd 576,100 8,291
$ 14,382
Semiconductors - 5 .18%
ASMPT Ltd 486,200 4,490
Infineon Technologies AG 548,293 18,027
Renesas Electronics Corp 1,209,800 16,205
Samsung Electronics Co Ltd 482,151 17,219
SK Hynix Inc 39,325 5,294
$ 61,235
Software - 0 .93%
SAP SE 39,867 10,986
Temenos AG 427 36
TIS Inc 1,100 25
$ 11,047
Telecommunications - 1 .29%
BT Group PLC 93,076 163
Deutsche Telekom AG 325,797 10,930
Elisa Oyj 2,047 88
HKT Trust & HKT Ltd 55,000 68
KDDI Corp 22,100 736
Koninklijke KPN NV 55,939 202
Nippon Telegraph & Telephone Corp 428,800 422
Nokia OYJ 76,713 362
Orange SA 26,787 288
SoftBank Corp 410,400 528
Swisscom AG 373 210
Tele2 AB 7,861 88
Telecom Italia SpA/Milano
(e)
151,272 41
Telefonaktiebolaget LM Ericsson 39,960 301
Telefonica SA 57,093 233
Telenor ASA 8,859 108
Telia Co AB 33,928 100
Telstra Group Ltd 58,167 142
Vodafone Group PLC 319,603 272
$ 15,282
Toys, Games & Hobbies - 0 .80%
Bandai Namco Holdings Inc 5,500 136
Nintendo Co Ltd 141,400 9,277
$ 9,413
Transportation - 2 .77%
AP Moller - Maersk A/S - A 42 61
AP Moller - Maersk A/S - B 66 98
Canadian Pacific Kansas City Ltd 206,937 16,446
Central Japan Railway Co 11,100 206
Deutsche Post AG 194,860 7,015
East Japan Railway Co 13,000 231
Getlink SE 2,986 48
Hankyu Hanshin Holdings Inc 3,200 81
Kawasaki Kisen Kaisha Ltd 5,400 68
Kuehne + Nagel International AG 696 158
Mitsui OSK Lines Ltd 5,000 170
Nippon Express Holdings Inc 472,800 7,663
Nippon Yusen KK 6,300 198
Poste Italiane SpA
(f)
6,577 100
SG Holdings Co Ltd 4,900 46
Tokyu Corp 7,600 87
West Japan Railway Co 6,300 116
$ 32,792
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .05%
Severn Trent PLC 3,886 $ 121
United Utilities Group PLC 9,810 124
Veolia Environnement SA 10,122 289
$ 534
TOTAL COMMON STOCKS $ 1,130,593
PREFERRED STOCKS - 1 .51 % Shares Held Value (000's)
Automobile Manufacturers - 0 .80%
Bayerische Motoren Werke AG 6.02% 806 $ 61
Dr Ing hc F Porsche AG 2.31%
(f)
141,128 8,986
Porsche Automobil Holding SE 2.56% 2,204 87
Volkswagen AG 9.06% 2,967 302
$ 9,436
Consumer Products - 0 .71%
Henkel AG & Co KGaA 1.85% 96,709 8,451
TOTAL PREFERRED STOCKS $ 17,887
Total Investments $ 1,172,612
Other Assets and Liabilities -  0.85% 10,003
TOTAL NET ASSETS - 100.00% $ 1,182,615
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $437 or 0.04% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $453 or
0.04% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $16,906 or 1.43% of net assets.

Schedule of Investments
Overseas Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 11,503 $ 144,480 $ 135,047 $ 20,936
$ 11,503 $ 144,480 $ 135,047 $ 20,936
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 206 $ — $ — $ —
$ 206 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; March 2025 Long 45 $ 5,334 $ 172
Total $ 172
Amounts in thousands except contracts.

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .56 % Shares Held Value (000's)
Money Market Funds - 0 .56%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
4 $ —
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
27,891,816 27,892
$ 27,892
TOTAL INVESTMENT COMPANIES $ 27,892
COMMON STOCKS - 99 .50 % Shares Held Value (000's)
Aerospace & Defense - 0 .55%
RTX Corp 210,907 $ 27,196
Apparel - 1 .25%
Birkenstock Holding Plc
(d)
503,645 29,786
Deckers Outdoor Corp
(d)
179,614 31,856
$ 61,642
Automobile Manufacturers - 2 .43%
Cummins Inc 105,400 37,548
PACCAR Inc 293,812 32,578
Tesla Inc
(d)
123,304 49,889
$ 120,015
Banks - 6 .28%
East West Bancorp Inc 292,779 30,148
JPMorgan Chase & Co 564,290 150,835
Morgan Stanley 405,564 56,142
PNC Financial Services Group Inc/The 278,503 55,965
Wintrust Financial Corp 134,671 17,616
$ 310,706
Beverages - 0 .14%
Monster Beverage Corp
(d)
139,321 6,786
Biotechnology - 1 .24%
Corteva Inc 479,099 31,271
Vertex Pharmaceuticals Inc
(d)
64,861 29,945
$ 61,216
Building Materials - 1 .71%
CRH PLC 416,468 41,243
Trane Technologies PLC 119,247 43,257
$ 84,500
Chemicals - 0 .66%
Linde PLC 73,570 32,821
Computers - 5 .80%
Apple Inc 1,176,381 277,626
Dell Technologies Inc 88,413 9,159
$ 286,785
Consumer Products - 0 .79%
Church & Dwight Co Inc 370,393 39,084
Cosmetics & Personal Care - 0 .33%
elf Beauty Inc
(d)
162,955 16,281
Diversified Financial Services - 5 .19%
Ameriprise Financial Inc 111,856 60,778
Blackrock Inc 23,290 25,048
Nasdaq Inc 569,332 46,879
Visa Inc 361,934 123,709
$ 256,414
Electric - 1 .54%
Constellation Energy Corp 144,157 43,244
NextEra Energy Inc 459,879 32,909
$ 76,153
Electronics - 0 .41%
NEXTracker Inc
(d)
400,304 20,183
Environmental Control - 1 .51%
Republic Services Inc 343,645 74,526
Food - 0 .11%
Simply Good Foods Co/The
(d)
149,303 5,673
Healthcare - Products - 2 .57%
Abbott Laboratories 279,391 35,743
GE HealthCare Technologies Inc 341,210 30,129
Thermo Fisher Scientific Inc 102,433 61,229
$ 127,101
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services - 2 .74%
Chemed Corp 27,472 $ 15,439
HCA Healthcare Inc 134,763 44,460
UnitedHealth Group Inc 139,495 75,675
$ 135,574
Insurance - 2 .24%
Berkshire Hathaway Inc - Class B
(d)
102,404 47,994
Marsh & McLennan Cos Inc 148,616 32,232
Progressive Corp/The 124,639 30,716
$ 110,942
Internet - 13 .01%
Airbnb Inc
(d)
73,814 9,682
Alphabet Inc - A Shares 985,767 201,116
Amazon.com Inc
(d)
867,628 206,218
Meta Platforms Inc 242,350 167,023
Netflix Inc
(d)
21,502 21,002
Palo Alto Networks Inc
(d)
207,837 38,330
$ 643,371
Machinery - Construction & Mining - 1 .97%
Caterpillar Inc 105,075 39,029
GE Vernova Inc 103,655 38,651
Vertiv Holdings Co 168,861 19,760
$ 97,440
Machinery - Diversified - 0 .79%
Deere & Co 82,397 39,267
Mining - 0 .26%
Cameco Corp 255,416 12,628
Miscellaneous Manufacturers - 1 .30%
Parker-Hannifin Corp 91,139 64,440
Oil & Gas - 3 .30%
Chevron Corp 81,741 12,195
EOG Resources Inc 359,045 45,164
Exxon Mobil Corp 538,360 57,513
Marathon Petroleum Corp 225,040 32,791
Permian Resources Corp 1,053,463 15,433
$ 163,096
Pharmaceuticals - 4 .24%
Eli Lilly & Co 80,871 65,593
McKesson Corp 102,357 60,877
Merck & Co Inc 438,195 43,302
Novartis AG ADR 379,557 39,747
$ 209,519
Pipelines - 0 .45%
Kinder Morgan Inc 810,084 22,261
Private Equity - 1 .14%
KKR & Co Inc 337,694 56,419
REITs - 1 .99%
Equinix Inc 42,789 39,095
Extra Space Storage Inc 223,469 34,414
Prologis Inc 206,770 24,657
$ 98,166
Retail - 8 .32%
Casey's General Stores Inc 125,597 52,973
Chipotle Mexican Grill Inc
(d)
486,641 28,396
Costco Wholesale Corp 91,850 90,002
Domino's Pizza Inc 61,441 27,594
Home Depot Inc/The 60,479 24,916
Lululemon Athletica Inc
(d)
77,904 32,268
O'Reilly Automotive Inc
(d)
53,056 68,677
TJX Cos Inc/The 461,271 57,562
Tractor Supply Co 179,579 9,762
Williams-Sonoma Inc 92,123 19,472
$ 411,622
Semiconductors - 10 .08%
Broadcom Inc 624,994 138,292
KLA Corp 29,076 21,465
Lam Research Corp 762,689 61,816
NVIDIA Corp 1,861,217 223,476

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co Ltd ADR 254,274 $ 53,225
$ 498,274
Software - 11 .77%
Adobe Inc
(d)
42,678 18,670
Datadog Inc
(d)
171,986 24,544
Fair Isaac Corp
(d)
18,766 35,159
Fiserv Inc
(d)
173,500 37,483
Microsoft Corp 648,349 269,104
Oracle Corp 165,394 28,127
Salesforce Inc 217,082 74,177
ServiceNow Inc
(d)
40,003 40,738
Twilio Inc
(d)
138,899 20,360
Workday Inc
(d)
127,346 33,372
$ 581,734
Telecommunications - 2 .01%
Arista Networks Inc
(d)
183,035 21,091
T-Mobile US Inc 336,532 78,402
$ 99,493
Transportation - 1 .09%
Old Dominion Freight Line Inc 150,503 27,935
Union Pacific Corp 104,511 25,897
$ 53,832
Water - 0 .29%
American Water Works Co Inc 117,096 14,595
TOTAL COMMON STOCKS $ 4,919,755
Total Investments $ 4,947,647
Other Assets and Liabilities -  (0.06)% (3,210)
TOTAL NET ASSETS - 100.00% $ 4,944,437
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $0 or 0.00%
of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 24,066 $ 265,841 $ 262,015 $ 27,892
$ 24,066 $ 265,841 $ 262,015 $ 27,892
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 557 $ — $ — $ —
$ 557 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .20%
Blue Chip Fund
(a)
210,370 $ 10,142
Core Fixed Income Fund
(a)
8,736,121 73,907
Diversified International Fund
(a)
1,289,594 17,783
Diversified Real Asset Fund
(a)
76,790 871
Global Emerging Markets Fund
(a)
69,654 1,833
High Yield Fund
(a)
2,183,719 14,784
International Small Company Fund
(a)
76,487 775
LargeCap Growth Fund I
(a)
585,261 9,973
MidCap Fund
(a)
50,218 2,359
Real Estate Securities Fund
(a)
136,819 3,879
SmallCap Fund
(a)
105,841 3,147
SmallCap S&P 600 Index Fund
(a)
33,140 876
Small-MidCap Dividend Income Fund
(a)
103,614 2,008
$ 142,337
Principal Funds, Inc. Institutional Class - 35 .81%
Equity Income Fund
(a)
218,147 8,951
High Income Fund
(a)
222,783 1,813
Inflation Protection Fund
(a)
1,654,962 12,611
LargeCap S&P 500 Index Fund
(a)
353,199 10,278
LargeCap Value Fund III
(a)
449,620 8,871
Short-Term Income Fund
(a)
3,071,739 36,861
$ 79,385
TOTAL INVESTMENT COMPANIES $ 221,722
Total Investments $ 221,722
Other Assets and Liabilities -  (0.01)% (14)
TOTAL NET ASSETS - 100.00% $ 221,708
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 9,912 $ 566 $ 809 $ 10,142
Core Fixed Income Fund 79,079 3,523 7,872 73,907
Diversified International Fund 18,969 971 1,696 17,783
Diversified Real Asset Fund 976 22 110 871
Equity Income Fund 9,245 931 809 8,951
Global Emerging Markets Fund 2,009 36 189 1,833
High Income Fund 1,855 39 75 1,813
High Yield Fund 15,974 570 1,783 14,784
Inflation Protection Fund 13,640 868 1,463 12,611
International Small Company Fund 1,842 82 1,090 775
LargeCap Growth Fund I 9,895 2,527 810 9,973
LargeCap S&P 500 Index Fund 10,329 403 810 10,278
LargeCap Value Fund III 9,272 817 809 8,871
MidCap Fund 2,415 114 244 2,359
Real Estate Securities Fund 4,387 157 443 3,879
Short-Term Income Fund 41,120 976 5,295 36,861
SmallCap Fund 3,277 118 355 3,147
SmallCap S&P 600 Index Fund — 909 — 876
Small-MidCap Dividend Income Fund 2,137 109 245 2,008
$ 236,333 $ 13,738 $ 24,907 $ 221,722
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 13 $ 219 $ 427 $ 254
Core Fixed Income Fund 724 (684) — (139)
Diversified International Fund 447 (14) 258 (447)
Diversified Real Asset Fund 5 2 — (19)
Equity Income Fund 45 193 760 (609)
Global Emerging Markets Fund 6 — — (23)
High Income Fund 39 (8) — 2
High Yield Fund 267 (2) — 25
Inflation Protection Fund 428 (5) — (429)
International Small Company Fund 49 52 — (111)
LargeCap Growth Fund I 55 310 2,345 (1,949)
LargeCap S&P 500 Index Fund 144 262 132 94
LargeCap Value Fund III 128 170 563 (579)
MidCap Fund 5 8 71 66
Real Estate Securities Fund 23 (9) 64 (213)
Short-Term Income Fund 375 (26) — 86
SmallCap Fund 31 11 31 96
SmallCap S&P 600 Index Fund 5 — 24 (33)
Small-MidCap Dividend Income Fund 12 5 58 2
$ 2,801 $ 484 $ 4,733 $ (3,926)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .94%
Blue Chip Fund
(a)
2,540,132 $ 122,460
Core Fixed Income Fund
(a)
81,931,565 693,141
Diversified International Fund
(a)
15,576,164 214,795
Diversified Real Asset Fund
(a)
749,214 8,496
Global Emerging Markets Fund
(a)
871,759 22,945
High Yield Fund
(a)
19,483,536 131,903
International Small Company Fund
(a)
921,540 9,335
LargeCap Growth Fund I
(a)
7,067,171 120,425
MidCap Fund
(a)
607,651 28,541
Real Estate Securities Fund
(a)
1,367,451 38,767
SmallCap Fund
(a)
1,339,482 39,823
SmallCap S&P 600 Index Fund
(a)
401,876 10,622
Small-MidCap Dividend Income Fund
(a)
1,256,051 24,342
$ 1,465,595
Principal Funds, Inc. Institutional Class - 34 .07%
Equity Income Fund
(a)
2,638,341 108,251
High Income Fund
(a)
1,922,301 15,647
Inflation Protection Fund
(a)
14,751,275 112,405
LargeCap S&P 500 Index Fund
(a)
4,297,313 125,052
LargeCap Value Fund III
(a)
5,437,499 107,282
Short-Term Income Fund
(a)
24,051,822 288,622
$ 757,259
TOTAL INVESTMENT COMPANIES $ 2,222,854
Total Investments $ 2,222,854
Other Assets and Liabilities -  (0.01)% (215)
TOTAL NET ASSETS - 100.00% $ 2,222,639
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 118,173 $ 5,340 $ 6,648 $ 122,460
Core Fixed Income Fund 730,173 20,542 49,905 693,141
Diversified International Fund 225,830 8,527 14,044 214,795
Diversified Real Asset Fund 9,355 47 748 8,496
Equity Income Fund 110,253 9,786 6,649 108,251
Global Emerging Markets Fund 24,718 80 1,569 22,945
High Income Fund 16,009 335 638 15,647
High Yield Fund 139,663 3,018 10,974 131,903
Inflation Protection Fund 119,610 5,446 8,816 112,405
International Small Company Fund 21,833 594 12,387 9,335
LargeCap Growth Fund I 117,961 29,053 6,649 120,425
LargeCap S&P 500 Index Fund 123,994 3,368 6,573 125,052
LargeCap Value Fund III 110,572 8,380 6,648 107,282
MidCap Fund 28,767 922 2,017 28,541
Real Estate Securities Fund 43,093 874 2,988 38,767
Short-Term Income Fund 318,699 2,958 33,513 288,622
SmallCap Fund 41,006 793 3,288 39,823
SmallCap S&P 600 Index Fund — 11,023 — 10,622
Small-MidCap Dividend Income Fund 25,451 860 2,016 24,342
$ 2,325,160 $ 111,946 $ 176,070 $ 2,222,854
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 153 $ 708 $ 5,180 $ 4,887
Core Fixed Income Fund 6,778 (4,358) — (3,311)
Diversified International Fund 5,381 (103) 3,131 (5,415)
Diversified Real Asset Fund 46 (126) — (32)
Equity Income Fund 545 560 9,233 (5,699)
Global Emerging Markets Fund 78 1 — (285)
High Income Fund 335 (68) — 9
High Yield Fund 2,370 (15) — 211
Inflation Protection Fund 3,794 (541) — (3,294)
International Small Company Fund 592 (4) — (701)
LargeCap Growth Fund I 665 1,559 28,380 (21,499)
LargeCap S&P 500 Index Fund 1,751 873 1,610 3,390
LargeCap Value Fund III 1,545 1,143 6,827 (6,165)
MidCap Fund 57 56 862 813
Real Estate Securities Fund 231 (69) 640 (2,143)
Short-Term Income Fund 2,935 (112) — 590
SmallCap Fund 391 95 398 1,217
SmallCap S&P 600 Index Fund 66 — 287 (401)
Small-MidCap Dividend Income Fund 151 29 707 18
$ 27,864 $ (372) $ 57,255 $ (37,810)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .48%
Blue Chip Fund
(a)
1,993,962 $ 96,129
Core Fixed Income Fund
(a)
53,407,488 451,827
Diversified International Fund
(a)
12,215,365 168,450
Diversified Real Asset Fund
(a)
520,550 5,903
Global Emerging Markets Fund
(a)
686,377 18,066
High Yield Fund
(a)
11,502,715 77,873
International Small Company Fund
(a)
709,757 7,190
LargeCap Growth Fund I
(a)
5,550,888 94,587
MidCap Fund
(a)
479,759 22,534
Real Estate Securities Fund
(a)
910,829 25,822
SmallCap Fund
(a)
1,013,989 30,146
SmallCap S&P 600 Index Fund
(a)
309,543 8,181
Small-MidCap Dividend Income Fund
(a)
985,746 19,104
$ 1,025,812
Principal Funds, Inc. Institutional Class - 31 .50%
Equity Income Fund
(a)
2,077,203 85,228
High Income Fund
(a)
1,130,548 9,203
Inflation Protection Fund
(a)
8,694,625 66,253
LargeCap S&P 500 Index Fund
(a)
3,276,396 95,343
LargeCap Value Fund III
(a)
4,279,694 84,438
Short-Term Income Fund
(a)
10,946,830 131,362
$ 471,827
TOTAL INVESTMENT COMPANIES $ 1,497,639
Total Investments $ 1,497,639
Other Assets and Liabilities -  0.02% 288
TOTAL NET ASSETS - 100.00% $ 1,497,927
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 92,702 $ 4,378 $ 5,322 $ 96,129
Core Fixed Income Fund 476,339 13,458 32,943 451,827
Diversified International Fund 176,852 7,126 11,150 168,450
Diversified Real Asset Fund 6,469 51 507 5,903
Equity Income Fund 86,711 7,884 5,321 85,228
Global Emerging Markets Fund 19,452 109 1,266 18,066
High Income Fund 9,415 197 375 9,203
High Yield Fund 81,871 1,971 6,080 77,873
Inflation Protection Fund 70,562 3,241 5,272 66,253
International Small Company Fund 16,814 512 9,585 7,190
LargeCap Growth Fund I 92,591 23,103 5,322 94,587
LargeCap S&P 500 Index Fund 94,480 2,763 5,119 95,343
LargeCap Value Fund III 86,937 6,816 5,323 84,438
MidCap Fund 22,690 785 1,621 22,534
Real Estate Securities Fund 28,672 659 2,026 25,822
Short-Term Income Fund 146,617 1,691 17,162 131,362
SmallCap Fund 31,006 695 2,534 30,146
SmallCap S&P 600 Index Fund — 8,490 — 8,181
Small-MidCap Dividend Income Fund 19,960 733 1,621 19,104
$ 1,560,140 $ 84,662 $ 118,549 $ 1,497,639
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 120 $ 122 $ 4,059 $ 4,249
Core Fixed Income Fund 4,425 (43) — (4,984)
Diversified International Fund 4,243 (7) 2,466 (4,371)
Diversified Real Asset Fund 32 19 — (129)
Equity Income Fund 431 154 7,254 (4,200)
Global Emerging Markets Fund 62 (1) — (228)
High Income Fund 197 (42) — 8
High Yield Fund 1,398 (11) — 122
Inflation Protection Fund 2,251 (171) — (2,107)
International Small Company Fund 461 (33) — (518)
LargeCap Growth Fund I 525 112 22,380 (15,897)
LargeCap S&P 500 Index Fund 1,339 263 1,232 2,956
LargeCap Value Fund III 1,220 247 5,397 (4,239)
MidCap Fund 45 48 680 632
Real Estate Securities Fund 155 (55) 429 (1,428)
Short-Term Income Fund 1,341 (16) — 232
SmallCap Fund 298 62 303 917
SmallCap S&P 600 Index Fund 51 — 221 (309)
Small-MidCap Dividend Income Fund 119 22 553 10
$ 18,713 $ 670 $ 44,974 $ (29,284)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 70 .57%
Blue Chip Fund
(a)
8,437,790 $ 406,786
Core Fixed Income Fund
(a)
169,115,896 1,430,720
Diversified International Fund
(a)
51,998,393 717,058
Diversified Real Asset Fund
(a)
2,202,787 24,980
Global Emerging Markets Fund
(a)
2,837,037 74,671
High Yield Fund
(a)
36,046,452 244,034
International Small Company Fund
(a)
2,934,524 29,727
LargeCap Growth Fund I
(a)
23,498,937 400,422
MidCap Fund
(a)
2,051,791 96,373
Real Estate Securities Fund
(a)
3,305,444 93,709
SmallCap Fund
(a)
4,293,336 127,641
SmallCap S&P 600 Index Fund
(a)
1,270,737 33,585
Small-MidCap Dividend Income Fund
(a)
4,216,662 81,719
$ 3,761,425
Principal Funds, Inc. Institutional Class - 29 .44%
Equity Income Fund
(a)
8,822,864 362,002
High Income Fund
(a)
3,522,756 28,675
Inflation Protection Fund
(a)
25,303,007 192,809
LargeCap S&P 500 Index Fund
(a)
13,741,073 399,865
LargeCap Value Fund III
(a)
18,175,760 358,608
Short-Term Income Fund
(a)
18,927,587 227,131
$ 1,569,090
TOTAL INVESTMENT COMPANIES $ 5,330,515
Total Investments $ 5,330,515
Other Assets and Liabilities -  (0.01)% (391)
TOTAL NET ASSETS - 100.00% $ 5,330,124
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 389,421 $ 18,071 $ 19,138 $ 406,786
Core Fixed Income Fund 1,483,949 51,373 88,857 1,430,720
Diversified International Fund 746,648 29,209 40,404 717,058
Diversified Real Asset Fund 26,793 167 1,519 24,980
Equity Income Fund 365,327 32,991 19,138 362,002
Global Emerging Markets Fund 79,804 352 4,556 74,671
High Income Fund 29,338 614 1,169 28,675
High Yield Fund 252,490 5,827 14,628 244,034
Inflation Protection Fund 211,704 6,769 19,081 192,809
International Small Company Fund 68,575 1,980 38,597 29,727
LargeCap Growth Fund I 389,076 96,766 19,139 400,422
LargeCap S&P 500 Index Fund 393,887 11,133 18,683 399,865
LargeCap Value Fund III 366,230 28,322 19,138 358,608
MidCap Fund 96,172 3,221 5,923 96,373
Real Estate Securities Fund 102,880 2,227 6,076 93,709
Short-Term Income Fund 267,128 2,642 43,013 227,131
SmallCap Fund 130,201 2,726 9,417 127,641
SmallCap S&P 600 Index Fund — 34,853 — 33,585
Small-MidCap Dividend Income Fund 84,376 2,989 5,771 81,719
$ 5,483,999 $ 332,232 $ 374,247 $ 5,330,515
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 295 $ 17,153 $ 18,137
Core Fixed Income Fund 13,901 (5,781) — (9,964)
Diversified International Fund 17,917 71 10,422 (18,466)
Diversified Real Asset Fund 135 (29) — (432)
Equity Income Fund 1,818 400 30,761 (17,578)
Global Emerging Markets Fund 254 — — (929)
High Income Fund 614 (135) — 27
High Yield Fund 4,350 (33) — 378
Inflation Protection Fund 6,488 (38) — (6,545)
International Small Company Fund 1,876 1,051 — (3,282)
LargeCap Growth Fund I 2,207 821 94,147 (67,102)
LargeCap S&P 500 Index Fund 5,591 819 5,139 12,709
LargeCap Value Fund III 5,150 862 22,760 (17,668)
MidCap Fund 192 165 2,901 2,738
Real Estate Securities Fund 555 (703) 1,541 (4,619)
Short-Term Income Fund 2,344 (31) — 405
SmallCap Fund 1,251 268 1,273 3,863
SmallCap S&P 600 Index Fund 210 — 908 (1,268)
Small-MidCap Dividend Income Fund 505 86 2,360 39
$ 65,864 $ (1,912) $ 189,365 $ (109,557)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 75 .51%
Blue Chip Fund
(a)
3,557,077 $ 171,487
Core Fixed Income Fund
(a)
62,981,578 532,824
Diversified International Fund
(a)
22,017,926 303,627
Global Emerging Markets Fund
(a)
1,195,817 31,474
High Yield Fund
(a)
12,353,493 83,633
International Small Company Fund
(a)
1,376,396 13,943
LargeCap Growth Fund I
(a)
9,913,616 168,928
MidCap Fund
(a)
874,071 41,055
Real Estate Securities Fund
(a)
1,544,456 43,785
SmallCap Fund
(a)
1,861,006 55,328
SmallCap S&P 600 Index Fund
(a)
564,475 14,919
Small-MidCap Dividend Income Fund
(a)
1,794,641 34,780
$ 1,495,783
Principal Funds, Inc. Institutional Class - 24 .49%
Equity Income Fund
(a)
3,738,587 153,394
High Income Fund
(a)
1,151,072 9,370
LargeCap S&P 500 Index Fund
(a)
5,854,135 170,355
LargeCap Value Fund III
(a)
7,699,017 151,902
$ 485,021
TOTAL INVESTMENT COMPANIES $ 1,980,804
Total Investments $ 1,980,804
Other Assets and Liabilities -  0.00% 69
TOTAL NET ASSETS - 100.00% $ 1,980,873
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 161,293 $ 8,751 $ 6,196 $ 171,487
Core Fixed Income Fund 552,431 11,574 25,336 532,824
Diversified International Fund 309,490 14,865 13,029 303,627
Equity Income Fund 151,781 15,031 6,197 153,394
Global Emerging Markets Fund 32,871 428 1,442 31,474
High Income Fund 9,586 201 382 9,370
High Yield Fund 85,397 2,713 4,592 83,633
International Small Company Fund 30,327 1,217 16,599 13,943
LargeCap Growth Fund I 161,264 41,860 6,196 168,928
LargeCap S&P 500 Index Fund 164,862 5,897 6,026 170,355
LargeCap Value Fund III 152,101 13,149 6,195 151,902
MidCap Fund 40,003 1,716 1,868 41,055
Real Estate Securities Fund 46,930 1,450 2,122 43,785
SmallCap Fund 54,844 1,748 2,971 55,328
SmallCap S&P 600 Index Fund — 15,482 — 14,919
Small-MidCap Dividend Income Fund 35,005 1,619 1,868 34,780
$ 1,988,185 $ 137,701 $ 101,019 $ 1,980,804
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 213 $ 11 $ 7,157 $ 7,628
Core Fixed Income Fund 5,152 (3) — (5,842)
Diversified International Fund 7,570 59 4,390 (7,758)
Equity Income Fund 767 76 12,882 (7,297)
Global Emerging Markets Fund 107 (1) — (382)
High Income Fund 201 (46) — 11
High Yield Fund 1,480 (11) — 126
International Small Company Fund 857 126 — (1,128)
LargeCap Growth Fund I 927 47 39,552 (28,047)
LargeCap S&P 500 Index Fund 2,374 103 2,180 5,519
LargeCap Value Fund III 2,173 98 9,594 (7,251)
MidCap Fund 82 54 1,218 1,150
Real Estate Securities Fund 259 (5) 718 (2,468)
SmallCap Fund 538 41 547 1,666
SmallCap S&P 600 Index Fund 93 — 403 (563)
Small-MidCap Dividend Income Fund 213 16 989 8
$ 23,006 $ 565 $ 79,630 $ (44,628)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 71 .27%
Blue Chip Fund
(a)
10,047,307 $ 484,381
Core Fixed Income Fund
(a)
91,181,500 771,395
Diversified International Fund
(a)
62,229,734 858,148
Global Emerging Markets Fund
(a)
3,335,472 87,790
High Yield Fund
(a)
20,582,258 139,342
International Small Company Fund
(a)
3,761,478 38,104
LargeCap Growth Fund I
(a)
27,996,360 477,058
MidCap Fund
(a)
2,472,647 116,140
Real Estate Securities Fund
(a)
3,622,823 102,707
SmallCap Fund
(a)
5,249,211 156,059
SmallCap S&P 600 Index Fund
(a)
1,571,137 41,525
Small-MidCap Dividend Income Fund
(a)
5,058,467 98,033
$ 3,370,682
Principal Funds, Inc. Institutional Class - 28 .74%
Equity Income Fund
(a)
10,547,467 432,763
High Income Fund
(a)
1,979,659 16,114
LargeCap S&P 500 Index Fund
(a)
16,558,180 481,843
LargeCap Value Fund III
(a)
21,724,431 428,623
$ 1,359,343
TOTAL INVESTMENT COMPANIES $ 4,730,025
Total Investments $ 4,730,025
Other Assets and Liabilities -  (0.01)% (284)
TOTAL NET ASSETS - 100.00% $ 4,729,741
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 459,086 $ 21,652 $ 18,130 $ 484,381
Core Fixed Income Fund 808,049 10,022 38,232 771,395
Diversified International Fund 882,611 35,346 38,127 858,148
Equity Income Fund 431,826 39,400 18,131 432,763
Global Emerging Markets Fund 92,626 479 4,247 87,790
High Income Fund 16,487 345 658 16,114
High Yield Fund 143,355 3,418 7,631 139,342
International Small Company Fund 84,687 2,545 46,373 38,104
LargeCap Growth Fund I 458,919 114,940 18,131 477,058
LargeCap S&P 500 Index Fund 470,015 13,634 17,925 481,843
LargeCap Value Fund III 432,810 33,931 18,131 428,623
MidCap Fund 114,244 3,924 5,492 116,140
Real Estate Securities Fund 111,163 2,505 5,180 102,707
SmallCap Fund 156,294 3,424 8,599 156,059
SmallCap S&P 600 Index Fund — 43,093 — 41,525
Small-MidCap Dividend Income Fund 99,757 3,637 5,492 98,033
$ 4,761,929 $ 332,295 $ 250,479 $ 4,730,025
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 600 $ 196 $ 20,272 $ 21,577
Core Fixed Income Fund 7,481 (4) — (8,440)
Diversified International Fund 21,318 67 12,387 (21,749)
Equity Income Fund 2,160 371 36,459 (20,703)
Global Emerging Markets Fund 297 (2) — (1,066)
High Income Fund 345 (94) — 34
High Yield Fund 2,471 (15) — 215
International Small Company Fund 2,345 1,325 — (4,080)
LargeCap Growth Fund I 2,615 435 111,545 (79,105)
LargeCap S&P 500 Index Fund 6,702 586 6,160 15,533
LargeCap Value Fund III 6,118 606 27,033 (20,593)
MidCap Fund 230 180 3,458 3,284
Real Estate Securities Fund 604 (1) 1,678 (5,780)
SmallCap Fund 1,514 222 1,540 4,718
SmallCap S&P 600 Index Fund 259 — 1,123 (1,568)
Small-MidCap Dividend Income Fund 601 77 2,799 54
$ 55,660 $ 3,949 $ 224,454 $ (117,669)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 68 .33%
Blue Chip Fund
(a)
3,964,984 $ 191,152
Core Fixed Income Fund
(a)
18,050,411 152,706
Diversified International Fund
(a)
24,690,486 340,482
Global Emerging Markets Fund
(a)
1,345,693 35,419
High Yield Fund
(a)
5,168,496 34,991
International Small Company Fund
(a)
1,511,900 15,316
LargeCap Growth Fund I
(a)
11,053,671 188,355
MidCap Fund
(a)
982,736 46,159
Real Estate Securities Fund
(a)
1,293,455 36,669
SmallCap Fund
(a)
2,132,263 63,392
SmallCap S&P 600 Index Fund
(a)
619,970 16,386
Small-MidCap Dividend Income Fund
(a)
2,027,112 39,285
$ 1,160,312
Principal Funds, Inc. Institutional Class - 31 .67%
Equity Income Fund
(a)
4,176,196 171,349
High Income Fund
(a)
486,479 3,960
LargeCap S&P 500 Index Fund
(a)
6,630,708 192,954
LargeCap Value Fund III
(a)
8,599,053 169,659
$ 537,922
TOTAL INVESTMENT COMPANIES $ 1,698,234
Total Investments $ 1,698,234
Other Assets and Liabilities -  0.00% (77)
TOTAL NET ASSETS - 100.00% $ 1,698,157
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 179,416 $ 9,290 $ 6,041 $ 191,152
Core Fixed Income Fund 157,787 3,007 6,413 152,706
Diversified International Fund 346,192 15,708 12,764 340,482
Equity Income Fund 169,141 16,312 6,041 171,349
Global Emerging Markets Fund 36,901 376 1,425 35,419
High Income Fund 4,051 85 161 3,960
High Yield Fund 35,737 1,042 1,836 34,991
International Small Company Fund 33,206 1,220 18,008 15,316
LargeCap Growth Fund I 179,435 46,226 6,040 188,355
LargeCap S&P 500 Index Fund 186,411 6,243 6,041 192,954
LargeCap Value Fund III 169,474 14,229 6,042 169,659
MidCap Fund 44,877 1,793 1,858 46,159
Real Estate Securities Fund 39,194 1,096 1,550 36,669
SmallCap Fund 62,593 1,766 2,913 63,392
SmallCap S&P 600 Index Fund — 17,004 — 16,386
Small-MidCap Dividend Income Fund 39,405 1,684 1,827 39,285
$ 1,683,820 $ 137,081 $ 78,960 $ 1,698,234
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 237 $ 23 $ 7,968 $ 8,464
Core Fixed Income Fund 1,476 — — (1,675)
Diversified International Fund 8,493 56 4,924 (8,710)
Equity Income Fund 857 68 14,370 (8,131)
Global Emerging Markets Fund 120 (1) — (432)
High Income Fund 85 (23) — 8
High Yield Fund 619 (5) — 53
International Small Company Fund 942 210 — (1,312)
LargeCap Growth Fund I 1,034 (4) 44,108 (31,262)
LargeCap S&P 500 Index Fund 2,689 81 2,470 6,260
LargeCap Value Fund III 2,427 23 10,718 (8,025)
MidCap Fund 92 37 1,368 1,310
Real Estate Securities Fund 217 (2) 601 (2,069)
SmallCap Fund 616 41 627 1,905
SmallCap S&P 600 Index Fund 102 — 443 (618)
Small-MidCap Dividend Income Fund 241 17 1,115 6
$ 20,247 $ 521 $ 88,712 $ (44,228)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .97%
Blue Chip Fund
(a)
8,424,291 $ 406,135
Core Fixed Income Fund
(a)
12,399,058 104,896
Diversified International Fund
(a)
52,086,924 718,279
Global Emerging Markets Fund
(a)
2,789,376 73,416
High Yield Fund
(a)
4,768,877 32,285
International Small Company Fund
(a)
3,120,874 31,615
LargeCap Growth Fund I
(a)
23,481,898 400,132
MidCap Fund
(a)
2,083,720 97,872
Real Estate Securities Fund
(a)
2,491,790 70,642
SmallCap Fund
(a)
4,396,344 130,703
SmallCap S&P 600 Index Fund
(a)
1,340,922 35,441
Small-MidCap Dividend Income Fund
(a)
4,262,540 82,608
$ 2,184,024
Principal Funds, Inc. Institutional Class - 34 .04%
Equity Income Fund
(a)
8,855,698 363,349
High Income Fund
(a)
442,206 3,600
LargeCap S&P 500 Index Fund
(a)
13,756,546 400,316
LargeCap Value Fund III
(a)
18,236,209 359,800
$ 1,127,065
TOTAL INVESTMENT COMPANIES $ 3,311,089
Total Investments $ 3,311,089
Other Assets and Liabilities -  (0.01)% (244)
TOTAL NET ASSETS - 100.00% $ 3,310,845
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 387,324 $ 18,690 $ 18,195 $ 406,135
Core Fixed Income Fund 111,382 1,630 6,953 104,896
Diversified International Fund 744,415 30,734 38,367 718,279
Equity Income Fund 365,071 33,731 18,196 363,349
Global Emerging Markets Fund 78,119 506 4,292 73,416
High Income Fund 3,683 77 146 3,600
High Yield Fund 33,723 853 2,335 32,285
International Small Company Fund 72,023 2,277 40,320 31,615
LargeCap Growth Fund I 387,302 97,449 18,197 400,132
LargeCap S&P 500 Index Fund 393,123 11,836 18,111 400,316
LargeCap Value Fund III 365,834 29,113 18,197 359,800
MidCap Fund 97,065 3,465 5,578 97,872
Real Estate Securities Fund 77,113 1,840 4,292 70,642
SmallCap Fund 132,352 3,116 8,927 130,703
SmallCap S&P 600 Index Fund — 36,779 — 35,441
Small-MidCap Dividend Income Fund 84,786 3,217 5,493 82,608
$ 3,333,315 $ 275,313 $ 207,599 $ 3,311,089
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 506 $ 178 $ 17,101 $ 18,138
Core Fixed Income Fund 1,027 5 — (1,168)
Diversified International Fund 18,001 118 10,449 (18,621)
Equity Income Fund 1,828 302 30,820 (17,559)
Global Emerging Markets Fund 250 (2) — (915)
High Income Fund 77 (27) — 13
High Yield Fund 579 (6) — 50
International Small Company Fund 1,996 960 — (3,325)
LargeCap Growth Fund I 2,207 222 94,159 (66,644)
LargeCap S&P 500 Index Fund 5,607 513 5,152 12,955
LargeCap Value Fund III 5,174 77 22,856 (17,027)
MidCap Fund 196 173 2,937 2,747
Real Estate Securities Fund 420 (1) 1,166 (4,018)
SmallCap Fund 1,282 228 1,304 3,934
SmallCap S&P 600 Index Fund 221 — 958 (1,338)
Small-MidCap Dividend Income Fund 511 79 2,379 19
$ 39,882 $ 2,819 $ 189,281 $ (92,759)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .73%
Blue Chip Fund
(a)
2,868,858 $ 138,308
Core Fixed Income Fund
(a)
3,434,858 29,059
Diversified International Fund
(a)
17,829,398 245,867
Global Emerging Markets Fund
(a)
965,506 25,412
High Yield Fund
(a)
1,372,890 9,294
International Small Company Fund
(a)
1,071,641 10,856
LargeCap Growth Fund I
(a)
8,001,947 136,353
MidCap Fund
(a)
720,921 33,862
Real Estate Securities Fund
(a)
851,390 24,137
SmallCap Fund
(a)
1,533,325 45,586
SmallCap S&P 600 Index Fund
(a)
460,020 12,158
Small-MidCap Dividend Income Fund
(a)
1,473,551 28,557
$ 739,449
Principal Funds, Inc. Institutional Class - 34 .27%
Equity Income Fund
(a)
3,027,505 124,219
High Income Fund
(a)
136,141 1,108
LargeCap S&P 500 Index Fund
(a)
4,714,859 137,203
LargeCap Value Fund III
(a)
6,232,305 122,963
$ 385,493
TOTAL INVESTMENT COMPANIES $ 1,124,942
Total Investments $ 1,124,942
Other Assets and Liabilities -  0.00% (56)
TOTAL NET ASSETS - 100.00% $ 1,124,886
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 131,527 $ 7,417 $ 6,779 $ 138,308
Core Fixed Income Fund 30,671 874 2,154 29,059
Diversified International Fund 253,931 12,772 14,285 245,867
Equity Income Fund 124,436 12,623 6,777 124,219
Global Emerging Markets Fund 26,939 417 1,615 25,412
High Income Fund 1,134 24 46 1,108
High Yield Fund 9,775 355 847 9,294
International Small Company Fund 24,595 1,055 13,955 10,856
LargeCap Growth Fund I 131,592 34,539 6,778 136,353
LargeCap S&P 500 Index Fund 134,266 5,085 6,683 137,203
LargeCap Value Fund III 124,649 11,066 6,778 122,963
MidCap Fund 33,436 1,512 2,058 33,862
Real Estate Securities Fund 26,248 872 1,584 24,137
SmallCap Fund 45,965 1,599 3,357 45,586
SmallCap S&P 600 Index Fund — 12,617 — 12,158
Small-MidCap Dividend Income Fund 29,200 1,429 2,059 28,557
$ 1,128,364 $ 104,256 $ 75,755 $ 1,124,942
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 174 $ (28) $ 5,860 $ 6,171
Core Fixed Income Fund 285 2 — (334)
Diversified International Fund 6,240 79 3,617 (6,630)
Equity Income Fund 632 23 10,608 (6,086)
Global Emerging Markets Fund 88 (3) — (326)
High Income Fund 24 (7) — 3
High Yield Fund 168 (4) — 15
International Small Company Fund 700 68 — (907)
LargeCap Growth Fund I 759 3 32,396 (23,003)
LargeCap S&P 500 Index Fund 1,940 65 1,782 4,470
LargeCap Value Fund III 1,788 17 7,895 (5,991)
MidCap Fund 69 33 1,023 939
Real Estate Securities Fund 145 (1) 404 (1,398)
SmallCap Fund 453 32 461 1,347
SmallCap S&P 600 Index Fund 76 — 329 (459)
Small-MidCap Dividend Income Fund 179 12 830 (25)
$ 13,720 $ 291 $ 65,205 $ (32,214)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2060 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .00 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .75%
Blue Chip Fund
(a)
2,765,952 $ 133,347
Core Fixed Income Fund
(a)
3,332,130 28,190
Diversified International Fund
(a)
17,225,955 237,546
Global Emerging Markets Fund
(a)
929,152 24,455
High Yield Fund
(a)
1,329,021 8,997
International Small Company Fund
(a)
1,050,064 10,637
LargeCap Growth Fund I
(a)
7,715,485 131,472
MidCap Fund
(a)
697,610 32,767
Real Estate Securities Fund
(a)
824,735 23,381
SmallCap Fund
(a)
1,482,011 44,060
SmallCap S&P 600 Index Fund
(a)
444,097 11,737
Small-MidCap Dividend Income Fund
(a)
1,426,102 27,638
$ 714,227
Principal Funds, Inc. Institutional Class - 34 .25%
Equity Income Fund
(a)
2,924,276 119,983
High Income Fund
(a)
133,355 1,086
LargeCap S&P 500 Index Fund
(a)
4,543,477 132,215
LargeCap Value Fund III
(a)
6,020,268 118,780
$ 372,064
TOTAL INVESTMENT COMPANIES $ 1,086,291
Total Investments $ 1,086,291
Other Assets and Liabilities -  0.00% (43)
TOTAL NET ASSETS - 100.00% $ 1,086,248
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 126,062 $ 7,462 $ 6,111 $ 133,347
Core Fixed Income Fund 29,550 897 1,943 28,190
Diversified International Fund 243,614 12,968 12,882 237,546
Equity Income Fund 119,389 12,455 6,112 119,983
Global Emerging Markets Fund 25,733 485 1,456 24,455
High Income Fund 1,110 23 44 1,086
High Yield Fund 9,322 378 714 8,997
International Small Company Fund 23,689 1,101 13,361 10,637
LargeCap Growth Fund I 126,137 33,349 6,113 131,472
LargeCap S&P 500 Index Fund 128,642 5,215 6,026 132,215
LargeCap Value Fund III 119,603 10,940 6,111 118,780
MidCap Fund 32,109 1,559 1,856 32,767
Real Estate Securities Fund 25,223 919 1,428 23,381
SmallCap Fund 44,030 1,707 3,028 44,060
SmallCap S&P 600 Index Fund — 12,180 — 11,737
Small-MidCap Dividend Income Fund 28,010 1,478 1,857 27,638
$ 1,082,223 $ 103,116 $ 69,042 $ 1,086,291
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 166 $ 18 $ 5,609 $ 5,916
Core Fixed Income Fund 275 1 — (315)
Diversified International Fund 5,958 19 3,455 (6,173)
Equity Income Fund 604 25 10,165 (5,774)
Global Emerging Markets Fund 83 (2) — (305)
High Income Fund 23 (6) — 3
High Yield Fund 161 (2) — 13
International Small Company Fund 668 270 — (1,062)
LargeCap Growth Fund I 725 20 30,937 (21,921)
LargeCap S&P 500 Index Fund 1,852 73 1,701 4,311
LargeCap Value Fund III 1,709 21 7,545 (5,673)
MidCap Fund 66 36 981 919
Real Estate Securities Fund 139 — 386 (1,333)
SmallCap Fund 432 35 439 1,316
SmallCap S&P 600 Index Fund 73 — 317 (443)
Small-MidCap Dividend Income Fund 171 15 795 (8)
$ 13,105 $ 523 $ 62,330 $ (30,529)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2065 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .77%
Blue Chip Fund
(a)
592,236 $ 28,552
Core Fixed Income Fund
(a)
715,132 6,050
Diversified International Fund
(a)
3,691,958 50,912
Global Emerging Markets Fund
(a)
199,269 5,245
High Yield Fund
(a)
286,300 1,938
International Small Company Fund
(a)
227,181 2,301
LargeCap Growth Fund I
(a)
1,652,160 28,153
MidCap Fund
(a)
149,576 7,026
Real Estate Securities Fund
(a)
176,862 5,014
SmallCap Fund
(a)
318,180 9,459
SmallCap S&P 600 Index Fund
(a)
94,713 2,503
Small-MidCap Dividend Income Fund
(a)
306,071 5,932
$ 153,085
Principal Funds, Inc. Institutional Class - 34 .24%
Equity Income Fund
(a)
626,554 25,707
High Income Fund
(a)
27,586 224
LargeCap S&P 500 Index Fund
(a)
972,875 28,311
LargeCap Value Fund III
(a)
1,289,951 25,451
$ 79,693
TOTAL INVESTMENT COMPANIES $ 232,778
Total Investments $ 232,778
Other Assets and Liabilities -  (0.01)% (18)
TOTAL NET ASSETS - 100.00% $ 232,760
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 25,865 $ 2,645 $ 1,176 $ 28,552
Core Fixed Income Fund 6,160 448 491 6,050
Diversified International Fund 50,198 4,480 2,484 50,912
Equity Income Fund 24,645 3,456 1,177 25,707
Global Emerging Markets Fund 5,334 298 325 5,245
High Income Fund 230 5 10 224
High Yield Fund 1,943 165 172 1,938
International Small Company Fund 4,937 448 2,914 2,301
LargeCap Growth Fund I 25,901 8,081 1,176 28,153
LargeCap S&P 500 Index Fund 26,374 2,210 1,161 28,311
LargeCap Value Fund III 24,680 3,164 1,177 25,451
MidCap Fund 6,701 580 452 7,026
Real Estate Securities Fund 5,257 388 344 5,014
SmallCap Fund 9,244 772 837 9,459
SmallCap S&P 600 Index Fund — 2,597 — 2,503
Small-MidCap Dividend Income Fund 5,867 564 494 5,932
$ 223,336 $ 30,301 $ 14,390 $ 232,778
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 35 $ 1 $ 1,169 $ 1,217
Core Fixed Income Fund 59 — — (67)
Diversified International Fund 1,266 11 733 (1,293)
Equity Income Fund 128 — 2,134 (1,217)
Global Emerging Markets Fund 18 — — (62)
High Income Fund 5 (1) — —
High Yield Fund 34 (1) — 3
International Small Company Fund 146 48 — (218)
LargeCap Growth Fund I 153 1 6,509 (4,654)
LargeCap S&P 500 Index Fund 389 4 357 884
LargeCap Value Fund III 363 2 1,598 (1,218)
MidCap Fund 14 3 209 194
Real Estate Securities Fund 30 — 83 (287)
SmallCap Fund 94 2 95 278
SmallCap S&P 600 Index Fund 15 — 67 (94)
Small-MidCap Dividend Income Fund 37 1 170 (6)
$ 2,786 $ 71 $ 13,124 $ (6,540)
Amounts in thousands.

Schedule of Investments
Principal LifeTime 2070 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .98 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 65 .82%
Blue Chip Fund
(a)
129,773 $ 6,256
Core Fixed Income Fund
(a)
158,415 1,340
Diversified International Fund
(a)
812,401 11,203
Global Emerging Markets Fund
(a)
43,964 1,157
High Yield Fund
(a)
64,026 434
International Small Company Fund
(a)
52,209 529
LargeCap Growth Fund I
(a)
362,082 6,170
MidCap Fund
(a)
32,961 1,548
Real Estate Securities Fund
(a)
39,034 1,107
SmallCap Fund
(a)
70,477 2,095
SmallCap S&P 600 Index Fund
(a)
20,322 537
Small-MidCap Dividend Income Fund
(a)
67,726 1,313
$ 33,689
Principal Funds, Inc. Institutional Class - 34 .16%
Equity Income Fund
(a)
137,664 5,648
High Income Fund
(a)
5,437 44
LargeCap S&P 500 Index Fund
(a)
213,142 6,202
LargeCap Value Fund III
(a)
283,452 5,593
$ 17,487
TOTAL INVESTMENT COMPANIES $ 51,176
Total Investments $ 51,176
Other Assets and Liabilities -  0.02% 12
TOTAL NET ASSETS - 100.00% $ 51,188
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 5,108 $ 1,190 $ 290 $ 6,256
Core Fixed Income Fund 1,248 272 167 1,340
Diversified International Fund 9,958 2,114 630 11,203
Equity Income Fund 4,874 1,299 291 5,648
Global Emerging Markets Fund 1,078 197 105 1,157
High Income Fund 45 — — 44
High Yield Fund 394 92 53 434
International Small Company Fund 999 239 676 529
LargeCap Growth Fund I 5,124 2,283 289 6,170
LargeCap S&P 500 Index Fund 5,200 1,113 287 6,202
LargeCap Value Fund III 4,886 1,238 289 5,593
MidCap Fund 1,338 291 124 1,548
Real Estate Securities Fund 1,043 212 91 1,107
SmallCap Fund 1,891 441 297 2,095
SmallCap S&P 600 Index Fund — 556 — 537
Small-MidCap Dividend Income Fund 1,180 289 155 1,313
$ 44,366 $ 11,826 $ 3,744 $ 51,176
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 7 $ — $ 235 $ 248
Core Fixed Income Fund 12 — — (13)
Diversified International Fund 258 — 149 (239)
Equity Income Fund 26 2 430 (236)
Global Emerging Markets Fund 4 — — (13)
High Income Fund 1 — — (1)
High Yield Fund 7 — — 1
International Small Company Fund 31 — — (33)
LargeCap Growth Fund I 31 — 1,315 (948)
LargeCap S&P 500 Index Fund 78 1 72 175
LargeCap Value Fund III 73 1 324 (243)
MidCap Fund 3 1 42 42
Real Estate Securities Fund 6 — 17 (57)
SmallCap Fund 20 — 20 60
SmallCap S&P 600 Index Fund 3 — 14 (19)
Small-MidCap Dividend Income Fund 8 — 35 (1)
$ 568 $ 5 $ 2,653 $ (1,277)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2015 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .05%
Diversified International Fund
(a)
2,010,596 $ 27,726
Diversified Real Asset Fund
(a)
150,898 1,711
Global Emerging Markets Fund
(a)
111,456 2,934
High Yield Fund
(a)
3,498,179 23,683
International Small Company Fund
(a)
145,449 1,473
MidCap S&P 400 Index Fund
(a)
321,119 7,312
Real Estate Securities Fund
(a)
215,846 6,119
SmallCap S&P 600 Index Fund
(a)
242,645 6,413
$ 77,371
Principal Funds, Inc. Institutional Class - 77 .96%
Bond Market Index Fund
(a)
14,198,432 118,415
High Income Fund
(a)
292,478 2,381
Inflation Protection Fund
(a)
2,681,474 20,433
LargeCap S&P 500 Index Fund
(a)
2,519,941 73,330
Short-Term Income Fund
(a)
4,910,712 58,928
$ 273,487
TOTAL INVESTMENT COMPANIES $ 350,858
Total Investments $ 350,858
Other Assets and Liabilities -  (0.01)% (45)
TOTAL NET ASSETS - 100.00% $ 350,813
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 109,735 $ 14,280 $ 1,505 $ 118,415
Diversified International Fund 25,739 2,932 325 27,726
Diversified Real Asset Fund 1,629 132 21 1,711
Global Emerging Markets Fund 2,780 219 35 2,934
High Income Fund 2,436 51 97 2,381
High Yield Fund 21,370 2,557 279 23,683
Inflation Protection Fund 19,179 2,282 384 20,433
International Small Company Fund 2,610 314 1,365 1,473
LargeCap S&P 500 Index Fund 65,490 6,385 774 73,330
MidCap S&P 400 Index Fund 6,540 1,401 93 7,312
Real Estate Securities Fund 5,904 624 86 6,119
Short-Term Income Fund 56,585 4,831 2,586 58,928
SmallCap S&P 600 Index Fund 4,544 2,173 67 6,413
$ 324,541 $ 38,181 $ 7,617 $ 350,858
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 3,990 $ — $ — $ (4,095)
Diversified International Fund 662 — 381 (620)
Diversified Real Asset Fund 9 — — (29)
Global Emerging Markets Fund 10 — — (30)
High Income Fund 51 (9) — —
High Yield Fund 396 — — 35
Inflation Protection Fund 652 — — (644)
International Small Company Fund 79 38 — (124)
LargeCap S&P 500 Index Fund 980 5 899 2,224
MidCap S&P 400 Index Fund 226 1 631 (537)
Real Estate Securities Fund 34 — 95 (323)
Short-Term Income Fund 558 — — 98
SmallCap S&P 600 Index Fund 85 — 368 (237)
$ 7,732 $ 35 $ 2,374 $ (4,282)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2020 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 23 .95%
Diversified International Fund
(a)
3,832,112 $ 52,845
Diversified Real Asset Fund
(a)
201,957 2,290
Global Emerging Markets Fund
(a)
210,268 5,535
High Yield Fund
(a)
4,835,754 32,738
International Small Company Fund
(a)
242,158 2,453
MidCap S&P 400 Index Fund
(a)
581,254 13,235
Real Estate Securities Fund
(a)
336,128 9,529
SmallCap S&P 600 Index Fund
(a)
469,738 12,415
$ 131,040
Principal Funds, Inc. Institutional Class - 76 .06%
Bond Market Index Fund
(a)
20,612,568 171,909
High Income Fund
(a)
437,884 3,564
Inflation Protection Fund
(a)
3,675,792 28,010
LargeCap S&P 500 Index Fund
(a)
4,848,242 141,084
Short-Term Income Fund
(a)
5,960,923 71,531
$ 416,098
TOTAL INVESTMENT COMPANIES $ 547,138
Total Investments $ 547,138
Other Assets and Liabilities -  (0.01)% (41)
TOTAL NET ASSETS - 100.00% $ 547,097
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 170,802 $ 11,524 $ 4,176 $ 171,909
Diversified International Fund 52,473 2,851 1,176 52,845
Diversified Real Asset Fund 2,339 55 62 2,290
Global Emerging Markets Fund 5,624 107 130 5,535
High Income Fund 3,647 76 146 3,564
High Yield Fund 31,977 1,453 738 32,738
Inflation Protection Fund 28,149 1,527 737 28,010
International Small Company Fund 5,044 242 2,665 2,453
LargeCap S&P 500 Index Fund 133,703 5,615 2,777 141,084
MidCap S&P 400 Index Fund 12,725 1,847 338 13,235
Real Estate Securities Fund 9,932 379 251 9,529
Short-Term Income Fund 74,272 1,859 4,716 71,531
SmallCap S&P 600 Index Fund 9,524 3,625 275 12,415
$ 540,211 $ 31,160 $ 18,187 $ 547,138
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 6,022 $ (1) $ — $ (6,240)
Diversified International Fund 1,300 (3) 755 (1,300)
Diversified Real Asset Fund 12 1 — (43)
Global Emerging Markets Fund 19 — — (66)
High Income Fund 76 (14) — 1
High Yield Fund 570 (1) — 47
Inflation Protection Fund 925 — — (929)
International Small Company Fund 145 146 — (314)
LargeCap S&P 500 Index Fund 1,947 (8) 1,789 4,551
MidCap S&P 400 Index Fund 427 2 1,192 (1,001)
Real Estate Securities Fund 55 (1) 154 (530)
Short-Term Income Fund 707 (4) — 120
SmallCap S&P 600 Index Fund 172 — 744 (459)
$ 12,377 $ 117 $ 4,634 $ (6,163)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2025 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 25 .88%
Diversified International Fund
(a)
7,584,584 $ 104,591
Diversified Real Asset Fund
(a)
366,020 4,151
Global Emerging Markets Fund
(a)
419,184 11,033
High Yield Fund
(a)
7,225,917 48,919
International Small Company Fund
(a)
512,681 5,194
MidCap S&P 400 Index Fund
(a)
1,188,864 27,070
Real Estate Securities Fund
(a)
571,105 16,191
SmallCap S&P 600 Index Fund
(a)
922,266 24,376
$ 241,525
Principal Funds, Inc. Institutional Class - 74 .13%
Bond Market Index Fund
(a)
34,137,199 284,704
High Income Fund
(a)
639,426 5,205
Inflation Protection Fund
(a)
5,522,031 42,078
LargeCap S&P 500 Index Fund
(a)
9,521,916 277,088
Short-Term Income Fund
(a)
6,888,222 82,658
$ 691,733
TOTAL INVESTMENT COMPANIES $ 933,258
Total Investments $ 933,258
Other Assets and Liabilities -  (0.01)% (59)
TOTAL NET ASSETS - 100.00% $ 933,199
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 273,319 $ 25,582 $ 4,131 $ 284,704
Diversified International Fund 100,230 8,208 1,400 104,591
Diversified Real Asset Fund 4,073 213 63 4,151
Global Emerging Markets Fund 10,796 515 158 11,033
High Income Fund 5,325 111 211 5,205
High Yield Fund 45,543 3,968 661 48,919
Inflation Protection Fund 40,866 3,355 785 42,078
International Small Company Fund 9,846 808 5,135 5,194
LargeCap S&P 500 Index Fund 254,566 17,190 3,310 277,088
MidCap S&P 400 Index Fund 25,032 4,460 406 27,070
Real Estate Securities Fund 16,208 1,116 255 16,191
Short-Term Income Fund 83,522 4,347 5,347 82,658
SmallCap S&P 600 Index Fund 17,916 7,680 317 24,376
$ 887,242 $ 77,553 $ 22,179 $ 933,258
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,759 $ 1 $ — $ (10,067)
Diversified International Fund 2,528 2 1,463 (2,449)
Diversified Real Asset Fund 22 — — (72)
Global Emerging Markets Fund 36 — — (120)
High Income Fund 111 (21) — 1
High Yield Fund 831 — — 69
Inflation Protection Fund 1,362 — — (1,358)
International Small Company Fund 291 102 — (427)
LargeCap S&P 500 Index Fund 3,755 3 3,449 8,639
MidCap S&P 400 Index Fund 853 1 2,381 (2,017)
Real Estate Securities Fund 92 (2) 257 (876)
Short-Term Income Fund 801 (4) — 140
SmallCap S&P 600 Index Fund 330 — 1,427 (903)
$ 20,771 $ 82 $ 8,977 $ (9,440)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2030 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 29 .00%
Diversified International Fund
(a)
10,289,804 $ 141,896
Diversified Real Asset Fund
(a)
437,314 4,959
Global Emerging Markets Fund
(a)
566,062 14,899
High Yield Fund
(a)
7,266,338 49,193
International Small Company Fund
(a)
723,460 7,329
MidCap S&P 400 Index Fund
(a)
1,625,611 37,015
Real Estate Securities Fund
(a)
681,541 19,322
SmallCap S&P 600 Index Fund
(a)
1,262,746 33,374
$ 307,987
Principal Funds, Inc. Institutional Class - 71 .01%
Bond Market Index Fund
(a)
34,656,802 289,038
High Income Fund
(a)
622,647 5,068
Inflation Protection Fund
(a)
5,160,463 39,323
LargeCap S&P 500 Index Fund
(a)
12,883,815 374,919
Short-Term Income Fund
(a)
3,817,017 45,804
$ 754,152
TOTAL INVESTMENT COMPANIES $ 1,062,139
Total Investments $ 1,062,139
Other Assets and Liabilities -  (0.01)% (117)
TOTAL NET ASSETS - 100.00% $ 1,062,022
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 269,539 $ 31,444 $ 1,950 $ 289,038
Diversified International Fund 132,651 13,314 887 141,896
Diversified Real Asset Fund 4,748 326 33 4,959
Global Emerging Markets Fund 14,205 950 101 14,899
High Income Fund 5,186 109 208 5,068
High Yield Fund 44,506 4,925 313 49,193
Inflation Protection Fund 37,893 3,837 1,171 39,323
International Small Company Fund 13,077 1,355 6,677 7,329
LargeCap S&P 500 Index Fund 337,016 28,424 2,089 374,919
MidCap S&P 400 Index Fund 33,305 6,625 256 37,015
Real Estate Securities Fund 18,855 1,612 133 19,322
Short-Term Income Fund 47,156 3,177 4,605 45,804
SmallCap S&P 600 Index Fund 23,981 10,790 206 33,374
$ 982,118 $ 106,888 $ 18,629 $ 1,062,139
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,744 $ — $ — $ (9,995)
Diversified International Fund 3,381 — 1,937 (3,182)
Diversified Real Asset Fund 25 — — (82)
Global Emerging Markets Fund 48 — — (155)
High Income Fund 109 (20) — 1
High Yield Fund 821 — — 75
Inflation Protection Fund 1,252 (1) — (1,235)
International Small Company Fund 393 71 — (497)
LargeCap S&P 500 Index Fund 5,006 1 4,570 11,567
MidCap S&P 400 Index Fund 1,140 — 3,170 (2,659)
Real Estate Securities Fund 109 — 301 (1,012)
Short-Term Income Fund 441 (3) — 79
SmallCap S&P 600 Index Fund 445 — 1,911 (1,191)
$ 22,914 $ 48 $ 11,889 $ (8,286)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2035 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 31 .74%
Diversified International Fund
(a)
8,428,301 $ 116,226
Global Emerging Markets Fund
(a)
458,480 12,067
High Yield Fund
(a)
4,776,156 32,335
International Small Company Fund
(a)
576,936 5,844
MidCap S&P 400 Index Fund
(a)
1,309,615 29,820
Real Estate Securities Fund
(a)
598,186 16,959
SmallCap S&P 600 Index Fund
(a)
1,031,025 27,250
$ 240,501
Principal Funds, Inc. Institutional Class - 68 .27%
Bond Market Index Fund
(a)
24,711,060 206,090
High Income Fund
(a)
412,646 3,359
LargeCap S&P 500 Index Fund
(a)
10,576,165 307,767
$ 517,216
TOTAL INVESTMENT COMPANIES $ 757,717
Total Investments $ 757,717
Other Assets and Liabilities -  (0.01)% (63)
TOTAL NET ASSETS - 100.00% $ 757,654
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 199,855 $ 16,970 $ 3,431 $ 206,090
Diversified International Fund 111,116 9,529 1,692 116,226
Global Emerging Markets Fund 11,784 603 188 12,067
High Income Fund 3,437 72 137 3,359
High Yield Fund 30,465 2,319 496 32,335
International Small Company Fund 10,932 956 5,682 5,844
LargeCap S&P 500 Index Fund 282,174 20,043 4,003 307,767
MidCap S&P 400 Index Fund 27,507 5,021 484 29,820
Real Estate Securities Fund 16,959 1,195 275 16,959
SmallCap S&P 600 Index Fund 20,051 8,599 386 27,250
$ 714,280 $ 65,307 $ 16,774 $ 757,717
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 7,070 $ — $ — $ (7,304)
Diversified International Fund 2,813 — 1,625 (2,727)
Global Emerging Markets Fund 40 — — (132)
High Income Fund 72 (14) — 1
High Yield Fund 551 — — 47
International Small Company Fund 326 142 — (504)
LargeCap S&P 500 Index Fund 4,174 (5) 3,831 9,558
MidCap S&P 400 Index Fund 940 1 2,623 (2,225)
Real Estate Securities Fund 97 — 269 (920)
SmallCap S&P 600 Index Fund 369 — 1,598 (1,014)
$ 16,452 $ 124 $ 9,946 $ (5,220)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2040 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 35 .19%
Diversified International Fund
(a)
11,344,132 $ 156,436
Global Emerging Markets Fund
(a)
624,446 16,435
High Yield Fund
(a)
3,823,428 25,885
International Small Company Fund
(a)
811,047 8,216
MidCap S&P 400 Index Fund
(a)
1,775,465 40,427
Real Estate Securities Fund
(a)
674,415 19,120
SmallCap S&P 600 Index Fund
(a)
1,398,506 36,962
$ 303,481
Principal Funds, Inc. Institutional Class - 64 .82%
Bond Market Index Fund
(a)
17,186,008 143,331
High Income Fund
(a)
324,581 2,642
LargeCap S&P 500 Index Fund
(a)
14,195,801 413,098
$ 559,071
TOTAL INVESTMENT COMPANIES $ 862,552
Total Investments $ 862,552
Other Assets and Liabilities -  (0.01)% (84)
TOTAL NET ASSETS - 100.00% $ 862,468
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 133,659 $ 15,487 $ 851 $ 143,331
Diversified International Fund 144,186 16,505 710 156,436
Global Emerging Markets Fund 15,446 1,239 80 16,435
High Income Fund 2,703 57 107 2,642
High Yield Fund 23,419 2,555 126 25,885
International Small Company Fund 14,205 1,736 7,251 8,216
LargeCap S&P 500 Index Fund 366,634 35,812 1,690 413,098
MidCap S&P 400 Index Fund 35,818 7,792 205 40,427
Real Estate Securities Fund 18,377 1,850 96 19,120
SmallCap S&P 600 Index Fund 26,311 12,192 162 36,962
$ 780,758 $ 95,225 $ 11,278 $ 862,552
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 4,813 $ — $ — $ (4,964)
Diversified International Fund 3,715 — 2,145 (3,545)
Global Emerging Markets Fund 53 — — (170)
High Income Fund 57 (11) — —
High Yield Fund 430 — — 37
International Small Company Fund 434 107 — (581)
LargeCap S&P 500 Index Fund 5,504 2 5,054 12,340
MidCap S&P 400 Index Fund 1,246 1 3,479 (2,979)
Real Estate Securities Fund 107 — 297 (1,011)
SmallCap S&P 600 Index Fund 493 — 2,134 (1,379)
$ 16,852 $ 99 $ 13,109 $ (2,252)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2045 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 37 .45%
Diversified International Fund
(a)
7,592,940 $ 104,707
Global Emerging Markets Fund
(a)
417,808 10,997
High Yield Fund
(a)
1,613,554 10,924
International Small Company Fund
(a)
519,796 5,265
MidCap S&P 400 Index Fund
(a)
1,184,740 26,976
Real Estate Securities Fund
(a)
400,643 11,358
SmallCap S&P 600 Index Fund
(a)
944,291 24,958
$ 195,185
Principal Funds, Inc. Institutional Class - 62 .56%
Bond Market Index Fund
(a)
5,707,436 47,600
High Income Fund
(a)
139,470 1,135
LargeCap S&P 500 Index Fund
(a)
9,528,144 277,269
$ 326,004
TOTAL INVESTMENT COMPANIES $ 521,189
Total Investments $ 521,189
Other Assets and Liabilities -  (0.01)% (43)
TOTAL NET ASSETS - 100.00% $ 521,146
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 45,656 $ 4,009 $ 402 $ 47,600
Diversified International Fund 99,185 8,721 796 104,707
Global Emerging Markets Fund 10,636 568 89 10,997
High Income Fund 1,162 24 47 1,135
High Yield Fund 10,220 778 91 10,924
International Small Company Fund 9,718 866 5,001 5,265
LargeCap S&P 500 Index Fund 252,094 18,423 1,888 277,269
MidCap S&P 400 Index Fund 24,617 4,561 230 26,976
Real Estate Securities Fund 11,242 821 98 11,358
SmallCap S&P 600 Index Fund 18,266 7,779 181 24,958
$ 482,796 $ 46,550 $ 8,823 $ 521,189
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,615 $ — $ — $ (1,663)
Diversified International Fund 2,507 — 1,449 (2,403)
Global Emerging Markets Fund 36 — — (118)
High Income Fund 24 (5) — 1
High Yield Fund 185 — — 17
International Small Company Fund 288 80 — (398)
LargeCap S&P 500 Index Fund 3,726 2 3,419 8,638
MidCap S&P 400 Index Fund 840 (1) 2,345 (1,971)
Real Estate Securities Fund 64 — 178 (607)
SmallCap S&P 600 Index Fund 335 — 1,452 (906)
$ 9,620 $ 76 $ 8,843 $ 590
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2050 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .04%
Diversified International Fund
(a)
7,321,552 $ 100,964
Global Emerging Markets Fund
(a)
400,700 10,547
High Yield Fund
(a)
690,844 4,677
International Small Company Fund
(a)
504,168 5,107
MidCap S&P 400 Index Fund
(a)
1,144,669 26,064
Real Estate Securities Fund
(a)
354,686 10,056
SmallCap S&P 600 Index Fund
(a)
904,847 23,915
$ 181,330
Principal Funds, Inc. Institutional Class - 60 .97%
Bond Market Index Fund
(a)
1,821,548 15,192
High Income Fund
(a)
58,682 477
LargeCap S&P 500 Index Fund
(a)
9,192,776 267,510
$ 283,179
TOTAL INVESTMENT COMPANIES $ 464,509
Total Investments $ 464,509
Other Assets and Liabilities -  (0.01)% (38)
TOTAL NET ASSETS - 100.00% $ 464,471
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 14,620 $ 1,255 $ 152 $ 15,192
Diversified International Fund 96,214 7,899 823 100,964
Global Emerging Markets Fund 10,261 491 92 10,547
High Income Fund 489 10 20 477
High Yield Fund 4,387 330 47 4,677
International Small Company Fund 9,497 782 4,861 5,107
LargeCap S&P 500 Index Fund 244,559 16,570 1,948 267,510
MidCap S&P 400 Index Fund 23,950 4,263 238 26,064
Real Estate Securities Fund 10,015 671 92 10,056
SmallCap S&P 600 Index Fund 17,553 7,423 192 23,915
$ 431,545 $ 39,694 $ 8,465 $ 464,509
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 516 $ — $ — $ (531)
Diversified International Fund 2,419 — 1,400 (2,326)
Global Emerging Markets Fund 34 — — (113)
High Income Fund 10 (1) — (1)
High Yield Fund 79 — — 7
International Small Company Fund 280 72 — (383)
LargeCap S&P 500 Index Fund 3,601 (1) 3,306 8,330
MidCap S&P 400 Index Fund 814 1 2,272 (1,912)
Real Estate Securities Fund 57 — 158 (538)
SmallCap S&P 600 Index Fund 322 — 1,392 (869)
$ 8,132 $ 71 $ 8,528 $ 1,664
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2055 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .42%
Diversified International Fund
(a)
4,712,815 $ 64,990
Global Emerging Markets Fund
(a)
259,103 6,820
High Yield Fund
(a)
378,649 2,563
International Small Company Fund
(a)
331,814 3,361
MidCap S&P 400 Index Fund
(a)
748,246 17,037
Real Estate Securities Fund
(a)
227,937 6,462
SmallCap S&P 600 Index Fund
(a)
592,239 15,653
$ 116,886
Principal Funds, Inc. Institutional Class - 60 .59%
Bond Market Index Fund
(a)
958,177 7,991
High Income Fund
(a)
33,093 270
LargeCap S&P 500 Index Fund
(a)
5,889,079 171,372
$ 179,633
TOTAL INVESTMENT COMPANIES $ 296,519
Total Investments $ 296,519
Other Assets and Liabilities -  (0.01)% (34)
TOTAL NET ASSETS - 100.00% $ 296,485
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 7,495 $ 802 $ 32 $ 7,991
Diversified International Fund 60,686 5,971 209 64,990
Global Emerging Markets Fund 6,491 422 22 6,820
High Income Fund 276 6 11 270
High Yield Fund 2,344 226 11 2,563
International Small Company Fund 6,010 611 3,065 3,361
LargeCap S&P 500 Index Fund 153,858 12,754 495 171,372
MidCap S&P 400 Index Fund 15,325 3,013 61 17,037
Real Estate Securities Fund 6,297 529 23 6,462
SmallCap S&P 600 Index Fund 11,289 4,982 50 15,653
$ 270,071 $ 29,316 $ 3,979 $ 296,519
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 267 $ — $ — $ (274)
Diversified International Fund 1,540 — 891 (1,458)
Global Emerging Markets Fund 22 — — (71)
High Income Fund 6 (1) — —
High Yield Fund 43 — — 4
International Small Company Fund 179 23 — (218)
LargeCap S&P 500 Index Fund 2,283 2 2,097 5,253
MidCap S&P 400 Index Fund 525 — 1,467 (1,240)
Real Estate Securities Fund 36 — 100 (341)
SmallCap S&P 600 Index Fund 209 — 903 (568)
$ 5,110 $ 24 $ 5,458 $ 1,087
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2060 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .52%
Diversified International Fund
(a)
2,510,355 $ 34,618
Global Emerging Markets Fund
(a)
138,710 3,651
High Yield Fund
(a)
203,175 1,375
International Small Company Fund
(a)
178,265 1,806
MidCap S&P 400 Index Fund
(a)
400,720 9,124
Real Estate Securities Fund
(a)
122,146 3,463
SmallCap S&P 600 Index Fund
(a)
317,551 8,393
$ 62,430
Principal Funds, Inc. Institutional Class - 60 .49%
Bond Market Index Fund
(a)
513,759 4,285
High Income Fund
(a)
17,581 143
LargeCap S&P 500 Index Fund
(a)
3,131,987 91,141
$ 95,569
TOTAL INVESTMENT COMPANIES $ 157,999
Total Investments $ 157,999
Other Assets and Liabilities -  (0.01)% (22)
TOTAL NET ASSETS - 100.00% $ 157,977
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 3,992 $ 493 $ 52 $ 4,285
Diversified International Fund 32,148 3,602 346 34,618
Global Emerging Markets Fund 3,456 272 38 3,651
High Income Fund 146 3 5 143
High Yield Fund 1,252 141 20 1,375
International Small Company Fund 3,202 378 1,668 1,806
LargeCap S&P 500 Index Fund 81,426 7,776 816 91,141
MidCap S&P 400 Index Fund 8,163 1,733 101 9,124
Real Estate Securities Fund 3,358 329 39 3,463
SmallCap S&P 600 Index Fund 6,023 2,763 81 8,393
$ 143,166 $ 17,490 $ 3,166 $ 157,999
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 144 $ — $ — $ (148)
Diversified International Fund 826 — 476 (786)
Global Emerging Markets Fund 12 — — (39)
High Income Fund 3 (1) — —
High Yield Fund 23 — — 2
International Small Company Fund 97 4 — (110)
LargeCap S&P 500 Index Fund 1,217 (1) 1,117 2,756
MidCap S&P 400 Index Fund 282 — 788 (671)
Real Estate Securities Fund 19 — 54 (185)
SmallCap S&P 600 Index Fund 112 — 485 (312)
$ 2,735 $ 2 $ 2,920 $ 507
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2065 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .02 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .56%
Diversified International Fund
(a)
869,470 $ 11,990
Global Emerging Markets Fund
(a)
48,075 1,265
High Yield Fund
(a)
70,606 478
International Small Company Fund
(a)
62,588 634
MidCap S&P 400 Index Fund
(a)
138,947 3,164
Real Estate Securities Fund
(a)
42,348 1,201
SmallCap S&P 600 Index Fund
(a)
109,966 2,906
$ 21,638
Principal Funds, Inc. Institutional Class - 60 .46%
Bond Market Index Fund
(a)
178,327 1,487
High Income Fund
(a)
5,971 49
LargeCap S&P 500 Index Fund
(a)
1,083,597 31,533
$ 33,069
TOTAL INVESTMENT COMPANIES $ 54,707
Total Investments $ 54,707
Other Assets and Liabilities -  (0.02)% (9)
TOTAL NET ASSETS - 100.00% $ 54,698
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 1,329 $ 267 $ 59 $ 1,487
Diversified International Fund 10,531 1,881 170 11,990
Global Emerging Markets Fund 1,134 167 23 1,265
High Income Fund 50 1 2 49
High Yield Fund 413 82 17 478
International Small Company Fund 1,067 210 608 634
LargeCap S&P 500 Index Fund 26,583 4,453 402 31,533
MidCap S&P 400 Index Fund 2,759 785 148 3,164
Real Estate Securities Fund 1,115 185 37 1,201
SmallCap S&P 600 Index Fund 2,018 1,090 93 2,906
$ 46,999 $ 9,121 $ 1,559 $ 54,707
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 49 $ — $ — $ (50)
Diversified International Fund 276 — 159 (252)
Global Emerging Markets Fund 4 — — (13)
High Income Fund 1 — — —
High Yield Fund 8 — — —
International Small Company Fund 33 — — (35)
LargeCap S&P 500 Index Fund 404 (1) 371 900
MidCap S&P 400 Index Fund 97 — 272 (232)
Real Estate Securities Fund 7 — 18 (62)
SmallCap S&P 600 Index Fund 38 — 166 (109)
$ 917 $ (1) $ 986 $ 147
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid 2070 Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .54 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 39 .49%
Diversified International Fund
(a)
90,240 $ 1,244
Global Emerging Markets Fund
(a)
5,005 132
High Yield Fund
(a)
7,254 49
International Small Company Fund
(a)
6,804 69
MidCap S&P 400 Index Fund
(a)
14,446 329
Real Estate Securities Fund
(a)
4,407 125
SmallCap S&P 600 Index Fund
(a)
11,387 301
$ 2,249
Principal Funds, Inc. Institutional Class - 60 .05%
Bond Market Index Fund
(a)
18,638 155
High Income Fund
(a)
702 6
LargeCap S&P 500 Index Fund
(a)
111,999 3,259
$ 3,420
TOTAL INVESTMENT COMPANIES $ 5,669
Total Investments $ 5,669
Other Assets and Liabilities -  0.46% 26
TOTAL NET ASSETS - 100.00% $ 5,695
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 114 $ 75 $ 29 $ 155
Diversified International Fund 920 493 146 1,244
Global Emerging Markets Fund 106 51 24 132
High Income Fund 6 — — 6
High Yield Fund 37 23 11 49
International Small Company Fund 91 58 77 69
LargeCap S&P 500 Index Fund 2,331 1,184 327 3,259
MidCap S&P 400 Index Fund 235 165 46 329
Real Estate Securities Fund 96 52 16 125
SmallCap S&P 600 Index Fund 171 176 34 301
$ 4,107 $ 2,277 $ 710 $ 5,669
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 5 $ — $ — $ (5)
Diversified International Fund 27 — 15 (23)
Global Emerging Markets Fund — — — (1)
High Income Fund — — — —
High Yield Fund 1 — — —
International Small Company Fund 3 — — (3)
LargeCap S&P 500 Index Fund 39 1 36 70
MidCap S&P 400 Index Fund 9 — 26 (25)
Real Estate Securities Fund 1 — 2 (7)
SmallCap S&P 600 Index Fund 4 — 16 (12)
$ 89 $ 1 $ 95 $ (6)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Hybrid Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .01 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 22 .14%
Diversified International Fund
(a)
936,491 $ 12,914
Diversified Real Asset Fund
(a)
80,101 908
Global Emerging Markets Fund
(a)
52,130 1,372
High Yield Fund
(a)
1,643,813 11,129
International Small Company Fund
(a)
62,821 636
MidCap S&P 400 Index Fund
(a)
149,735 3,410
Real Estate Securities Fund
(a)
96,709 2,742
SmallCap S&P 600 Index Fund
(a)
117,489 3,105
$ 36,216
Principal Funds, Inc. Institutional Class - 77 .87%
Bond Market Index Fund
(a)
6,613,326 55,155
High Income Fund
(a)
137,799 1,122
Inflation Protection Fund
(a)
1,242,948 9,471
LargeCap S&P 500 Index Fund
(a)
1,174,226 34,170
Short-Term Income Fund
(a)
2,289,966 27,480
$ 127,398
TOTAL INVESTMENT COMPANIES $ 163,614
Total Investments $ 163,614
Other Assets and Liabilities -  (0.01)% (11)
TOTAL NET ASSETS - 100.00% $ 163,603
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 54,113 $ 4,782 $ 1,742 $ 55,155
Diversified International Fund 12,646 957 375 12,914
Diversified Real Asset Fund 914 35 25 908
Global Emerging Markets Fund 1,374 55 42 1,372
High Income Fund 1,148 24 46 1,122
High Yield Fund 10,580 857 323 11,129
Inflation Protection Fund 9,471 706 393 9,471
International Small Company Fund 1,266 94 683 636
LargeCap S&P 500 Index Fund 31,985 1,992 895 34,170
MidCap S&P 400 Index Fund 3,228 547 107 3,410
Real Estate Securities Fund 2,811 179 97 2,742
Short-Term Income Fund 27,876 1,301 1,742 27,480
SmallCap S&P 600 Index Fund 2,341 959 80 3,105
$ 159,753 $ 12,488 $ 6,550 $ 163,614
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 1,930 $ (1) $ — $ (1,997)
Diversified International Fund 317 — 184 (314)
Diversified Real Asset Fund 5 — — (16)
Global Emerging Markets Fund 5 — — (15)
High Income Fund 24 (4) — —
High Yield Fund 192 — — 15
Inflation Protection Fund 312 — — (313)
International Small Company Fund 37 24 — (65)
LargeCap S&P 500 Index Fund 471 2 433 1,086
MidCap S&P 400 Index Fund 110 1 307 (259)
Real Estate Securities Fund 16 1 44 (152)
Short-Term Income Fund 270 (1) — 46
SmallCap S&P 600 Index Fund 43 — 186 (115)
$ 3,732 $ 22 $ 1,154 $ (2,099)
Amounts in thousands.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 99 .99 % Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 64 .31%
Blue Chip Fund
(a)
714,717 $ 34,456
Core Fixed Income Fund
(a)
30,028,335 254,040
Diversified International Fund
(a)
4,423,127 60,995
Diversified Real Asset Fund
(a)
271,102 3,074
Global Emerging Markets Fund
(a)
235,638 6,202
High Yield Fund
(a)
7,517,681 50,895
International Small Company Fund
(a)
260,371 2,638
LargeCap Growth Fund I
(a)
1,990,327 33,915
MidCap Fund
(a)
174,337 8,189
Real Estate Securities Fund
(a)
472,116 13,384
SmallCap Fund
(a)
381,386 11,339
SmallCap S&P 600 Index Fund
(a)
112,222 2,966
Small-MidCap Dividend Income Fund
(a)
359,090 6,959
$ 489,052
Principal Funds, Inc. Institutional Class - 35 .68%
Equity Income Fund
(a)
748,510 30,711
High Income Fund
(a)
741,370 6,035
Inflation Protection Fund
(a)
5,694,836 43,394
LargeCap S&P 500 Index Fund
(a)
1,173,301 34,143
LargeCap Value Fund III
(a)
1,541,754 30,419
Short-Term Income Fund
(a)
10,556,065 126,673
$ 271,375
TOTAL INVESTMENT COMPANIES $ 760,427
Total Investments $ 760,427
Other Assets and Liabilities -  0.01% 77
TOTAL NET ASSETS - 100.00% $ 760,504
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 33,023 $ 1,660 $ 1,790 $ 34,456
Core Fixed Income Fund 265,468 8,776 17,414 254,040
Diversified International Fund 63,552 2,765 3,753 60,995
Diversified Real Asset Fund 3,337 40 246 3,074
Equity Income Fund 31,023 2,923 1,791 30,711
Global Emerging Markets Fund 6,637 61 418 6,202
High Income Fund 6,174 129 245 6,035
High Yield Fund 52,801 1,460 3,439 50,895
Inflation Protection Fund 45,872 2,237 3,239 43,394
International Small Company Fund 6,070 210 3,444 2,638
LargeCap Growth Fund I 32,993 8,321 1,790 33,915
LargeCap S&P 500 Index Fund 33,694 1,085 1,790 34,143
LargeCap Value Fund III 31,095 2,534 1,791 30,419
MidCap Fund 8,168 313 541 8,189
Real Estate Securities Fund 14,733 393 982 13,384
Short-Term Income Fund 137,787 2,083 13,408 126,673
SmallCap Fund 11,462 297 785 11,339
SmallCap S&P 600 Index Fund — 3,078 — 2,966
Small-MidCap Dividend Income Fund 7,192 294 540 6,959
$ 791,081 $ 38,659 $ 57,406 $ 760,427
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 43 $ 44 $ 1,448 $ 1,519
Core Fixed Income Fund 2,473 (1,353) — (1,437)
Diversified International Fund 1,524 (5) 885 (1,564)
Diversified Real Asset Fund 17 27 — (84)
Equity Income Fund 154 27 2,599 (1,471)
Global Emerging Markets Fund 21 — — (78)
High Income Fund 129 (27) — 4
High Yield Fund 907 (6) — 79
Inflation Protection Fund 1,461 (9) — (1,467)
International Small Company Fund 166 186 — (384)
LargeCap Growth Fund I 187 23 7,965 (5,632)
LargeCap S&P 500 Index Fund 477 61 439 1,093
LargeCap Value Fund III 437 7 1,928 (1,426)
MidCap Fund 16 18 245 231
Real Estate Securities Fund 79 (19) 220 (741)
Short-Term Income Fund 1,280 11 — 200
SmallCap Fund 110 20 112 345
SmallCap S&P 600 Index Fund 19 — 80 (112)
Small-MidCap Dividend Income Fund 43 9 200 4
$ 9,543 $ (986) $ 16,121 $ (10,921)
Amounts in thousands.

Schedule of Investments
Real Estate Securities Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 1 .56 % Shares Held Value (000's)
Money Market Funds - 1 .56%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
98,256,299 $ 98,256
TOTAL INVESTMENT COMPANIES $ 98,256
COMMON STOCKS - 98 .42 % Shares Held Value (000's)
Entertainment - 0 .60%
Marriott Vacations Worldwide Corp 441,283 $ 38,290
REITs - 97 .82%
American Healthcare REIT Inc 3,820,285 108,076
American Homes 4 Rent 4,826,151 167,130
American Tower Corp 3,075,933 568,894
Americold Realty Trust Inc 5,012,071 109,514
AvalonBay Communities Inc 1,518,487 336,360
Broadstone Net Lease Inc 3,924,278 61,768
Cousins Properties Inc 3,691,612 112,705
Digital Realty Trust Inc 1,279,551 209,667
Equinix Inc 566,324 517,428
Equity LifeStyle Properties Inc 1,372,432 89,826
Equity Residential 2,320,962 163,929
Essex Property Trust Inc 433,857 123,463
Extra Space Storage Inc 2,018,183 310,800
Gaming and Leisure Properties Inc 2,517,437 121,819
Healthpeak Properties Inc 6,447,791 133,211
InvenTrust Properties Corp 2,056,696 61,166
Invitation Homes Inc 6,268,508 195,264
Kilroy Realty Corp 1,630,628 63,627
Lineage Inc 666,335 39,980
National Health Investors Inc 841,545 57,318
NETSTREIT Corp 3,879,274 56,172
NNN REIT Inc 1,612,601 63,520
Prologis Inc 3,171,024 378,145
Regency Centers Corp 3,162,683 227,207
Rexford Industrial Realty Inc 2,833,223 115,199
Ryman Hospitality Properties Inc 1,030,181 108,004
Sabra Health Care REIT Inc 7,101,541 118,667
Saul Centers Inc 279,987 10,225
SBA Communications Corp 893,831 176,585
Simon Property Group Inc 331,735 57,675
Sunstone Hotel Investors Inc 3,633,749 41,170
Terreno Realty Corp 966,270 63,213
Ventas Inc 6,081,410 367,439
VICI Properties Inc 7,393,883 220,116
Vornado Realty Trust 2,031,696 87,891
Welltower Inc 3,545,382 483,874
Weyerhaeuser Co 1,706,517 52,254
$ 6,179,301
TOTAL COMMON STOCKS $ 6,217,591
Total Investments $ 6,315,847
Other Assets and Liabilities -  0.02% 1,182
TOTAL NET ASSETS - 100.00% $ 6,317,029
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 142,428 $ 181,929 $ 226,101 $ 98,256
$ 142,428 $ 181,929 $ 226,101 $ 98,256
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,379 $ — $ — $ —
$ 1,379 $ — $ — $ —
Amounts in thousands.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .65%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
30,328,846 $ 30,329
Principal Exchange-Traded Funds - 14 .41%
Principal U.S. Mega-Cap ETF
(a)
8,696,257 538,212
Principal U.S. Small-Cap ETF
(a)
2,517,700 134,747
$ 672,959
Principal Funds, Inc. Class R-6 - 45 .64%
Blue Chip Fund
(a)
5,076,943 244,760
Core Fixed Income Fund
(a)
87,054,497 736,481
Diversified International Fund
(a)
11,706,842 161,437
Diversified Real Asset Fund
(a)
11,785,439 133,647
Global Emerging Markets Fund
(a)
3,705,368 97,525
High Yield Fund
(a)
17,870,893 120,986
International Equity Index Fund
(a)
1,908,318 21,984
International Small Company Fund
(a)
4,369,083 44,259
LargeCap Growth Fund I
(a)
9,741,104 165,988
MidCap Fund
(a)
3,933,880 184,774
Real Estate Securities Fund
(a)
1,111,826 31,520
Small-MidCap Dividend Income Fund
(a)
3,654,536 70,825
Spectrum Preferred and Capital Securities Income
Fund
(a)
12,787,892 117,777
$ 2,131,963
Principal Funds, Inc. Institutional Class - 39 .34%
Bond Market Index Fund
(a)
27,619,093 230,343
Equity Income Fund
(a)
8,334,839 341,978
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,740,962 87,376
Government & High Quality Bond Fund
(a)
6,444,991 56,974
Inflation Protection Fund
(a)
11,744,878 89,496
LargeCap S&P 500 Index Fund
(a)
3,496,408 101,745
LargeCap Value Fund III
(a)
13,210,986 260,653
Overseas Fund
(a)
16,175,376 155,284
Principal Capital Appreciation Fund
(a)
5,073,843 432,190
Short-Term Income Fund
(a)
6,783,644 81,404
$ 1,837,443
TOTAL INVESTMENT COMPANIES $ 4,672,694
Total Investments $ 4,672,694
Other Assets and Liabilities -  (0.04)% (2,048)
TOTAL NET ASSETS - 100.00% $ 4,670,646
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Balanced Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 231,165 $ 10,722 $ 8,057 $ 244,760
Bond Market Index Fund 203,829 40,193 5,109 230,343
Core Fixed Income Fund 756,946 7,793 20,325 736,481
Diversified International Fund 162,466 6,467 3,573 161,437
Diversified Real Asset Fund 140,588 711 5,253 133,647
Equity Income Fund 337,857 30,315 10,533 341,978
Finisterre Emerging Markets Total Return Bond Fund 86,486 1,913 1,421 87,376
Global Emerging Markets Fund 90,341 9,311 983 97,525
Government & High Quality Bond Fund 58,511 598 1,678 56,974
High Yield Fund 121,904 2,262 3,358 120,986
Inflation Protection Fund 92,013 3,065 2,626 89,496
International Equity Index Fund 21,577 991 — 21,984
International Small Company Fund 43,821 1,724 — 44,259
LargeCap Growth Fund I 156,758 39,342 3,114 165,988
LargeCap S&P 500 Index Fund 98,263 2,756 2,627 101,745
LargeCap Value Fund III 258,926 20,168 6,443 260,653
MidCap Fund 177,675 5,949 4,265 184,774
Overseas Fund 156,968 23,110 3,571 155,284
Principal Capital Appreciation Fund 431,060 22,502 28,760 432,190
Principal Government Money Market Fund - Class R-6 4.25% 23,647 6,682 — 30,329
Principal U.S. Mega-Cap ETF 536,245 — 45,870 538,212
Principal U.S. Small-Cap ETF 127,799 — — 134,747
Real Estate Securities Fund 33,006 723 488 31,520
Short-Term Income Fund 82,766 899 2,396 81,404
Small-MidCap Dividend Income Fund 69,881 2,533 1,665 70,825
Spectrum Preferred and Capital Securities Income Fund 119,283 1,869 2,869 117,777
$ 4,619,781 $ 242,598 $ 164,984 $ 4,672,694
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 304 $ 915 $ 10,252 $ 10,015
Bond Market Index Fund 8,037 (182) — (8,388)
Core Fixed Income Fund 7,062 (2,306) — (5,627)
Diversified International Fund 3,945 (181) 2,294 (3,742)
Diversified Real Asset Fund 711 (494) — (1,905)
Equity Income Fund 1,687 3,871 28,348 (19,532)
Finisterre Emerging Markets Total Return Bond Fund 1,793 (242) — 640
Global Emerging Markets Fund 323 (50) — (1,094)
Government & High Quality Bond Fund 518 (103) — (354)
High Yield Fund 2,119 (87) — 265
Inflation Protection Fund 2,945 (336) — (2,620)
International Equity Index Fund 723 — 227 (584)
International Small Company Fund 1,668 — — (1,286)
LargeCap Growth Fund I 896 (19) 38,211 (26,979)
LargeCap S&P 500 Index Fund 1,403 405 1,290 2,948
LargeCap Value Fund III 3,675 276 16,253 (12,274)
MidCap Fund 363 (99) 5,420 5,514
Overseas Fund 11,505 (425) 11,376 (20,798)
Principal Capital Appreciation Fund 3,008 3,510 18,940 3,878
Principal Government Money Market Fund - Class R-6 4.25% 300 — — —
Principal U.S. Mega-Cap ETF 1,306 13,398 — 34,439
Principal U.S. Small-Cap ETF 200 — — 6,948
Real Estate Securities Fund 181 48 502 (1,769)
Short-Term Income Fund 797 (11) — 146
Small-MidCap Dividend Income Fund 426 (43) 1,975 119
Spectrum Preferred and Capital Securities Income Fund 1,749 (276) — (230)
$ 57,644 $ 17,569 $ 135,088 $ (42,270)
Amounts in thousands.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .59%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
10,841,158 $ 10,841
Principal Exchange-Traded Funds - 9 .40%
Principal U.S. Mega-Cap ETF
(a)
2,306,648 142,758
Principal U.S. Small-Cap ETF
(a)
583,700 31,240
$ 173,998
Principal Funds, Inc. Class R-6 - 50 .66%
Blue Chip Fund
(a)
1,651,360 79,612
Core Fixed Income Fund
(a)
59,876,754 506,557
Diversified International Fund
(a)
3,263,567 45,005
Diversified Real Asset Fund
(a)
3,818,366 43,300
Global Emerging Markets Fund
(a)
1,020,506 26,860
High Yield Fund
(a)
7,858,264 53,200
International Equity Index Fund
(a)
749,890 8,639
International Small Company Fund
(a)
1,074,438 10,884
LargeCap Growth Fund I
(a)
1,394,491 23,762
MidCap Fund
(a)
717,559 33,704
Real Estate Securities Fund
(a)
450,485 12,771
Small-MidCap Dividend Income Fund
(a)
1,676,804 32,497
Spectrum Preferred and Capital Securities Income
Fund
(a)
6,607,752 60,857
$ 937,648
Principal Funds, Inc. Institutional Class - 39 .39%
Bond Market Index Fund
(a)
19,832,830 165,406
Equity Income Fund
(a)
2,861,414 117,404
Finisterre Emerging Markets Total Return Bond
Fund
(a)
9,134,847 81,940
Government & High Quality Bond Fund
(a)
4,790,992 42,352
Inflation Protection Fund
(a)
8,862,624 67,533
LargeCap S&P 500 Index Fund
(a)
1,009,223 29,368
LargeCap Value Fund III
(a)
1,691,539 33,374
Overseas Fund
(a)
3,018,291 28,976
Principal Capital Appreciation Fund
(a)
1,323,156 112,707
Short-Term Income Fund
(a)
4,153,774 49,845
$ 728,905
TOTAL INVESTMENT COMPANIES $ 1,851,392
Total Investments $ 1,851,392
Other Assets and Liabilities -  (0.04)% (725)
TOTAL NET ASSETS - 100.00% $ 1,850,667
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 74,185 $ 3,565 $ 1,679 $ 79,612
Bond Market Index Fund 160,210 15,600 4,345 165,406
Core Fixed Income Fund 524,588 5,907 18,455 506,557
Diversified International Fund 45,382 1,887 1,165 45,005
Diversified Real Asset Fund 46,769 233 2,913 43,300
Equity Income Fund 116,226 10,593 4,047 117,404
Finisterre Emerging Markets Total Return Bond Fund 80,298 2,451 1,181 81,940
Global Emerging Markets Fund 22,894 4,858 563 26,860
Government & High Quality Bond Fund 42,728 574 616 42,352
High Yield Fund 54,125 1,070 2,073 53,200
Inflation Protection Fund 69,272 2,397 1,911 67,533
International Equity Index Fund 8,614 417 161 8,639
International Small Company Fund 10,746 454 — 10,884
LargeCap Growth Fund I 22,649 5,732 744 23,762
LargeCap S&P 500 Index Fund 29,539 865 2,040 29,368
LargeCap Value Fund III 33,586 2,647 1,327 33,374
MidCap Fund 32,407 1,141 838 33,704
Overseas Fund 29,157 4,356 582 28,976
Principal Capital Appreciation Fund 113,188 6,046 8,512 112,707
Principal Government Money Market Fund - Class R-6 4.25% 10,742 527 428 10,841
Principal U.S. Mega-Cap ETF 143,917 — 13,982 142,758
Principal U.S. Small-Cap ETF 29,629 — — 31,240
Real Estate Securities Fund 13,309 321 163 12,771
Short-Term Income Fund 50,827 622 1,687 49,845
Small-MidCap Dividend Income Fund 32,507 1,259 1,327 32,497
Spectrum Preferred and Capital Securities Income Fund 61,991 1,039 1,910 60,857
$ 1,859,485 $ 74,561 $ 72,649 $ 1,851,392
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 98 $ 345 $ 3,290 $ 3,196
Bond Market Index Fund 5,781 (181) — (5,878)
Core Fixed Income Fund 4,873 (2,848) — (2,635)
Diversified International Fund 1,103 92 641 (1,191)
Diversified Real Asset Fund 233 (270) — (519)
Equity Income Fund 580 509 9,747 (5,877)
Finisterre Emerging Markets Total Return Bond Fund 1,675 (201) — 573
Global Emerging Markets Fund 90 (31) — (298)
Government & High Quality Bond Fund 383 (36) — (298)
High Yield Fund 936 6 — 72
Inflation Protection Fund 2,219 (241) — (1,984)
International Equity Index Fund 284 12 89 (243)
International Small Company Fund 410 — — (316)
LargeCap Growth Fund I 129 142 5,490 (4,017)
LargeCap S&P 500 Index Fund 410 366 377 638
LargeCap Value Fund III 472 112 2,087 (1,644)
MidCap Fund 66 (12) 986 1,006
Overseas Fund 2,147 (29) 2,120 (3,926)
Principal Capital Appreciation Fund 783 1,245 4,914 740
Principal Government Money Market Fund - Class R-6 4.25% 120 — — —
Principal U.S. Mega-Cap ETF 346 4,181 — 8,642
Principal U.S. Small-Cap ETF 46 — — 1,611
Real Estate Securities Fund 73 16 203 (712)
Short-Term Income Fund 489 (8) — 91
Small-MidCap Dividend Income Fund 196 (12) 906 70
Spectrum Preferred and Capital Securities Income Fund 906 (187) — (76)
$ 24,848 $ 2,970 $ 30,850 $ (12,975)
Amounts in thousands.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .85%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
28,187,987 $ 28,188
Principal Exchange-Traded Funds - 16 .77%
Principal U.S. Mega-Cap ETF
(a)
6,930,445 428,925
Principal U.S. Small-Cap ETF
(a)
2,338,800 125,173
$ 554,098
Principal Funds, Inc. Class R-6 - 40 .78%
Blue Chip Fund
(a)
5,079,176 244,867
Core Fixed Income Fund
(a)
29,311,749 247,977
Diversified International Fund
(a)
9,552,906 131,735
Diversified Real Asset Fund
(a)
9,235,230 104,728
Global Emerging Markets Fund
(a)
3,399,663 89,479
High Yield Fund
(a)
4,835,766 32,738
International Equity Index Fund
(a)
2,548,129 29,354
International Small Company Fund
(a)
4,487,438 45,458
LargeCap Growth Fund I
(a)
8,624,522 146,962
MidCap Fund
(a)
3,229,079 151,670
Real Estate Securities Fund
(a)
1,322,368 37,489
Small-MidCap Dividend Income Fund
(a)
2,408,584 46,678
Spectrum Preferred and Capital Securities Income
Fund
(a)
4,132,417 38,060
$ 1,347,195
Principal Funds, Inc. Institutional Class - 41 .64%
Bond Market Index Fund
(a)
10,032,241 83,669
Equity Income Fund
(a)
8,642,412 354,598
Finisterre Emerging Markets Total Return Bond
Fund
(a)
3,743,460 33,579
Government & High Quality Bond Fund
(a)
1,755,395 15,518
Inflation Protection Fund
(a)
2,431,576 18,528
LargeCap S&P 500 Index Fund
(a)
2,778,495 80,854
LargeCap Value Fund III
(a)
12,196,978 240,646
Overseas Fund
(a)
13,660,110 131,137
Principal Capital Appreciation Fund
(a)
4,899,517 417,341
$ 1,375,870
TOTAL INVESTMENT COMPANIES $ 3,305,351
Total Investments $ 3,305,351
Other Assets and Liabilities -  (0.04)% (1,432)
TOTAL NET ASSETS - 100.00% $ 3,303,919
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 233,808 $ 10,928 $ 10,984 $ 244,867
Bond Market Index Fund 84,104 3,596 1,065 83,669
Core Fixed Income Fund 252,687 3,101 5,160 247,977
Diversified International Fund 131,053 5,789 1,956 131,735
Diversified Real Asset Fund 108,895 553 2,867 104,728
Equity Income Fund 349,172 31,927 10,470 354,598
Finisterre Emerging Markets Total Return Bond Fund 32,633 999 205 33,579
Global Emerging Markets Fund 85,979 5,562 1,019 89,479
Government & High Quality Bond Fund 15,494 253 108 15,518
High Yield Fund 32,683 668 662 32,738
Inflation Protection Fund 18,288 837 — 18,528
International Equity Index Fund 28,686 1,551 109 29,354
International Small Company Fund 45,484 1,949 642 45,458
LargeCap Growth Fund I 140,913 35,546 5,432 146,962
LargeCap S&P 500 Index Fund 78,165 2,451 2,424 80,854
LargeCap Value Fund III 237,492 19,073 4,933 240,646
MidCap Fund 144,886 5,105 2,768 151,670
Overseas Fund 124,655 26,391 2,033 131,137
Principal Capital Appreciation Fund 399,651 22,213 11,264 417,341
Principal Government Money Market Fund - Class R-6 4.25% 19,881 8,307 — 28,188
Principal U.S. Mega-Cap ETF 410,885 — 18,764 428,925
Principal U.S. Small-Cap ETF 118,718 — — 125,173
Real Estate Securities Fund 39,260 947 662 37,489
Small-MidCap Dividend Income Fund 45,348 1,941 661 46,678
Spectrum Preferred and Capital Securities Income Fund 38,224 659 661 38,060
$ 3,217,044 $ 190,346 $ 84,849 $ 3,305,351
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 305 $ 2,359 $ 10,289 $ 8,756
Bond Market Index Fund 2,877 (17) — (2,949)
Core Fixed Income Fund 2,365 (860) — (1,791)
Diversified International Fund 3,205 (84) 1,861 (3,067)
Diversified Real Asset Fund 553 (258) — (1,595)
Equity Income Fund 1,739 4,957 29,177 (20,988)
Finisterre Emerging Markets Total Return Bond Fund 683 (34) — 186
Global Emerging Markets Fund 297 (52) — (991)
Government & High Quality Bond Fund 140 (5) — (116)
High Yield Fund 572 (6) — 55
Inflation Protection Fund 600 — — (597)
International Equity Index Fund 963 3 303 (777)
International Small Company Fund 1,721 5 — (1,338)
LargeCap Growth Fund I 799 (185) 34,071 (23,880)
LargeCap S&P 500 Index Fund 1,108 480 1,020 2,182
LargeCap Value Fund III 3,373 235 14,912 (11,221)
MidCap Fund 297 (52) 4,422 4,499
Overseas Fund 9,708 (233) 9,584 (17,643)
Principal Capital Appreciation Fund 2,841 1,604 17,802 5,137
Principal Government Money Market Fund - Class R-6 4.25% 269 — — —
Principal U.S. Mega-Cap ETF 1,040 5,962 — 30,842
Principal U.S. Small-Cap ETF 186 — — 6,455
Real Estate Securities Fund 216 37 600 (2,093)
Small-MidCap Dividend Income Fund 278 (12) 1,283 62
Spectrum Preferred and Capital Securities Income Fund 564 (63) — (99)
$ 36,699 $ 13,781 $ 125,324 $ (30,971)
Amounts in thousands.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .04 % Shares Held Value (000's)
Money Market Funds - 0 .66%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
15,151,402 $ 15,151
Principal Exchange-Traded Funds - 9 .47%
Principal Active High Yield ETF
(a)
2,073,084 40,342
Principal U.S. Mega-Cap ETF
(a)
2,623,095 162,344
Principal U.S. Small-Cap ETF
(a)
285,000 15,253
$ 217,939
Principal Funds, Inc. Class R-6 - 46 .43%
Core Fixed Income Fund
(a)
93,266,563 789,035
Diversified International Fund
(a)
4,175,579 57,581
Diversified Real Asset Fund
(a)
2,075,632 23,538
High Yield Fund
(a)
3,871,221 26,208
LargeCap Growth Fund I
(a)
1,334,283 22,736
MidCap Fund
(a)
498,797 23,429
Real Estate Securities Fund
(a)
398,273 11,291
Small-MidCap Dividend Income Fund
(a)
2,072,002 40,156
Spectrum Preferred and Capital Securities Income
Fund
(a)
8,142,486 74,992
$ 1,068,966
Principal Funds, Inc. Institutional Class - 43 .48%
Bond Market Index Fund
(a)
33,895,935 282,692
Equity Income Fund
(a)
1,868,753 76,675
Finisterre Emerging Markets Total Return Bond
Fund
(a)
14,648,571 131,398
Government & High Quality Bond Fund
(a)
11,197,472 98,986
Inflation Protection Fund
(a)
17,922,181 136,567
LargeCap S&P 500 Index Fund
(a)
870,446 25,330
LargeCap Value Fund III
(a)
2,627,249 51,835
Overseas Fund
(a)
2,207,499 21,192
Principal Capital Appreciation Fund
(a)
1,099,132 93,624
Short-Term Income Fund
(a)
6,898,592 82,783
$ 1,001,082
TOTAL INVESTMENT COMPANIES $ 2,303,138
Total Investments $ 2,303,138
Other Assets and Liabilities -  (0.04)% (979)
TOTAL NET ASSETS - 100.00% $ 2,302,159
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Bond Market Index Fund $ 283,421 $ 19,029 $ 9,408 $ 282,692
Core Fixed Income Fund 820,586 8,557 31,544 789,035
Diversified International Fund 58,735 2,333 2,062 57,581
Diversified Real Asset Fund 27,507 132 3,645 23,538
Equity Income Fund 77,317 6,924 3,972 76,675
Finisterre Emerging Markets Total Return Bond Fund 131,306 2,957 3,466 131,398
Government & High Quality Bond Fund 100,457 1,100 1,787 98,986
High Yield Fund 27,590 511 1,928 26,208
Inflation Protection Fund 141,231 4,666 4,796 136,567
LargeCap Growth Fund I 22,620 5,673 1,673 22,736
LargeCap S&P 500 Index Fund 25,294 710 1,531 25,330
LargeCap Value Fund III 52,816 4,050 2,646 51,835
MidCap Fund 23,408 773 1,435 23,429
Overseas Fund 16,335 8,421 619 21,192
Principal Active High Yield ETF 40,363 — — 40,342
Principal Capital Appreciation Fund 98,927 5,077 12,072 93,624
Principal Government Money Market Fund - Class R-6 4.25% 17,105 1,362 3,316 15,151
Principal U.S. Mega-Cap ETF 158,989 — 10,854 162,344
Principal U.S. Small-Cap ETF 14,467 — — 15,253
Real Estate Securities Fund 11,876 270 239 11,291
Short-Term Income Fund 84,492 926 2,773 82,783
Small-MidCap Dividend Income Fund 41,084 1,449 2,442 40,156
Spectrum Preferred and Capital Securities Income Fund 77,189 1,229 3,099 74,992
$ 2,353,115 $ 76,149 $ 105,307 $ 2,303,138
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Bond Market Index Fund $ 9,924 $ (362) $ — $ (9,988)
Core Fixed Income Fund 7,604 (5,336) — (3,228)
Diversified International Fund 1,419 104 824 (1,529)
Diversified Real Asset Fund 132 338 — (794)
Equity Income Fund 384 1,061 6,463 (4,655)
Finisterre Emerging Markets Total Return Bond Fund 2,701 (588) — 1,189
Government & High Quality Bond Fund 898 (238) — (546)
High Yield Fund 475 68 — (33)
Inflation Protection Fund 4,513 (601) — (3,933)
LargeCap Growth Fund I 129 150 5,489 (4,034)
LargeCap S&P 500 Index Fund 357 236 328 621
LargeCap Value Fund III 737 141 3,259 (2,526)
MidCap Fund 48 (42) 712 725
Overseas Fund 1,588 (64) 1,568 (2,881)
Principal Active High Yield ETF 758 — — (21)
Principal Capital Appreciation Fund 679 1,807 4,265 (115)
Principal Government Money Market Fund - Class R-6 4.25% 179 — — —
Principal U.S. Mega-Cap ETF 394 3,283 — 10,926
Principal U.S. Small-Cap ETF 23 — — 786
Real Estate Securities Fund 65 19 180 (635)
Short-Term Income Fund 814 (13) — 151
Small-MidCap Dividend Income Fund 246 (43) 1,142 108
Spectrum Preferred and Capital Securities Income Fund 1,122 (304) — (23)
$ 35,189 $ (384) $ 24,230 $ (20,435)
Amounts in thousands.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 100 .03 % Shares Held Value (000's)
Money Market Funds - 0 .73%
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b)
17,014,819 $ 17,015
Principal Exchange-Traded Funds - 18 .31%
Principal U.S. Mega-Cap ETF
(a)
5,284,800 327,076
Principal U.S. Small-Cap ETF
(a)
1,899,500 101,661
$ 428,737
Principal Funds, Inc. Class R-6 - 36 .75%
Blue Chip Fund
(a)
4,116,566 198,460
Diversified International Fund
(a)
9,417,618 129,869
Diversified Real Asset Fund
(a)
6,800,739 77,120
Global Emerging Markets Fund
(a)
3,123,972 82,223
International Equity Index Fund
(a)
2,351,745 27,092
International Small Company Fund
(a)
5,281,370 53,500
LargeCap Growth Fund I
(a)
7,132,528 121,538
MidCap Fund
(a)
2,621,309 123,123
Real Estate Securities Fund
(a)
642,387 18,212
Small-MidCap Dividend Income Fund
(a)
1,516,955 29,399
$ 860,536
Principal Funds, Inc. Institutional Class - 44 .24%
Equity Income Fund
(a)
7,055,491 289,487
LargeCap S&P 500 Index Fund
(a)
2,342,374 68,163
LargeCap Value Fund III
(a)
10,730,849 211,720
Overseas Fund
(a)
12,669,632 121,628
Principal Capital Appreciation Fund
(a)
4,050,941 345,059
$ 1,036,057
TOTAL INVESTMENT COMPANIES $ 2,342,345
Total Investments $ 2,342,345
Other Assets and Liabilities -  (0.03)% (738)
TOTAL NET ASSETS - 100.00% $ 2,341,607
(a) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(b) 1-day yield shown is as of period end.

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Blue Chip Fund $ 190,250 $ 9,040 $ 9,803 $ 198,460
Diversified International Fund 128,926 6,196 2,148 129,869
Diversified Real Asset Fund 80,693 408 2,603 77,120
Equity Income Fund 284,475 26,382 8,202 289,487
Global Emerging Markets Fund 78,749 5,337 901 82,223
International Equity Index Fund 26,301 1,855 339 27,092
International Small Company Fund 52,595 2,949 487 53,500
LargeCap Growth Fund I 115,081 29,621 3,234 121,538
LargeCap S&P 500 Index Fund 65,802 2,240 2,109 68,163
LargeCap Value Fund III 209,760 16,992 5,327 211,720
MidCap Fund 117,146 4,064 1,693 123,123
Overseas Fund 111,750 28,126 1,675 121,628
Principal Capital Appreciation Fund 333,675 18,583 12,794 345,059
Principal Government Money Market Fund - Class R-6 4.25% 16,448 1,129 562 17,015
Principal U.S. Mega-Cap ETF 312,846 — 13,798 327,076
Principal U.S. Small-Cap ETF 96,419 — — 101,661
Real Estate Securities Fund 18,503 769 74 18,212
Small-MidCap Dividend Income Fund 28,754 1,319 703 29,399
$ 2,268,173 $ 155,010 $ 66,452 $ 2,342,345
Income
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Blue Chip Fund $ 248 $ 1,062 $ 8,395 $ 7,911
Diversified International Fund 3,163 (94) 1,835 (3,011)
Diversified Real Asset Fund 408 (291) — (1,087)
Equity Income Fund 1,420 754 23,840 (13,922)
Global Emerging Markets Fund 273 (47) — (915)
International Equity Index Fund 897 (12) 282 (713)
International Small Company Fund 2,020 (70) — (1,487)
LargeCap Growth Fund I 659 320 28,138 (20,250)
LargeCap S&P 500 Index Fund 937 300 862 1,930
LargeCap Value Fund III 2,969 213 13,139 (9,918)
MidCap Fund 240 (29) 3,577 3,635
Overseas Fund 9,002 (169) 8,887 (16,404)
Principal Capital Appreciation Fund 2,354 1,776 14,768 3,819
Principal Government Money Market Fund - Class R-6 4.25% 185 — — —
Principal U.S. Mega-Cap ETF 793 3,993 — 24,035
Principal U.S. Small-Cap ETF 151 — — 5,242
Real Estate Securities Fund 104 1 289 (987)
Small-MidCap Dividend Income Fund 175 (17) 809 46
$ 25,998 $ 7,690 $ 104,821 $ (22,076)
Amounts in thousands.

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 5 .12 % Shares Held Value (000's)
Money Market Funds - 5 .12%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
1,880,597 $ 1,881
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
164,553,397 164,553
$ 166,434
TOTAL INVESTMENT COMPANIES $ 166,434
BONDS - 86 .16%
Principal
Amount (000's) Value (000's)
Aerospace & Defense - 1 .23%
BAE Systems PLC
5.13%, 03/26/2029
(d)
$ 8,600 $ 8,642
Lockheed Martin Corp
4.50%, 02/15/2029 13,350 13,233
Northrop Grumman Corp
4.60%, 02/01/2029 10,000 9,933
RTX Corp
5.75%, 11/08/2026 8,075 8,219
$ 40,027
Agriculture - 0 .62%
Bunge Ltd Finance Corp
1.63%, 08/17/2025 4,200 4,134
4.10%, 01/07/2028 5,500 5,398
4.20%, 09/17/2029 11,000 10,674
$ 20,206
Airlines - 0 .66%
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 02/15/2029
(d)
8,924 8,857
AS Mileage Plan IP Ltd
5.02%, 10/20/2029
(d)
10,600 10,401
Delta Air Lines Inc / SkyMiles IP Ltd
4.50%, 10/20/2025
(d)
2,169 2,159
$ 21,417
Automobile Asset Backed Securities - 6 .74%
AmeriCredit Automobile Receivables Trust 2024-1
5.75%, 02/18/2028 3,629 3,644
BMW Vehicle Owner Trust 2023-A
5.72%, 04/27/2026 702 702
BMW Vehicle Owner Trust 2024-A
5.42%, 02/25/2027 4,002 4,017
Chase Auto Owner Trust 2024-5
4.40%, 11/26/2027
(d)
10,000 9,986
Consumer Portfolio Services Auto Trust 2025-A
4.77%, 10/16/2028
(d)
9,400 9,399
CPS Auto Receivables Trust 2023-C
6.13%, 09/15/2026
(d)
835 836
CPS Auto Receivables Trust 2024-A
5.71%, 09/15/2027
(d)
2,661 2,669
CPS Auto Receivables Trust 2024-B
5.78%, 01/18/2028
(d)
6,944 6,971
CPS Auto Receivables Trust 2024-C
5.88%, 02/15/2028
(d)
6,629 6,661
CPS Auto Receivables Trust 2024-D
4.91%, 06/15/2028
(d)
9,246 9,260
Ford Credit Auto Owner Trust 2020-REV2
1.06%, 04/15/2033
(d)
11,000 10,736
GM Financial Consumer Automobile Receivables
Trust 2023-3
5.74%, 09/16/2026 1,445 1,447
GM Financial Consumer Automobile Receivables
Trust 2023-4
5.89%, 11/16/2026 2,971 2,980
GM Financial Consumer Automobile Receivables
Trust 2024-3
5.35%, 06/16/2027 12,028 12,075
GM Financial Consumer Automobile Receivables
Trust 2024-4
4.53%, 10/18/2027 9,000 9,003
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Automobile Asset Backed Securities (continued)
GM Financial Consumer Automobile Receivables
Trust 2025-1
4.44%, 01/18/2028 $ 13,600 $ 13,597
Honda Auto Receivables 2023-2 Owner Trust
5.41%, 04/15/2026 1,878 1,880
Nissan Auto Receivables 2023-A Owner Trust
5.34%, 02/17/2026 287 287
Nissan Auto Receivables 2024-B Owner Trust
4.51%, 06/15/2027 12,000 12,001
OneMain Direct Auto Receivables Trust 2019-1
3.63%, 09/14/2027
(d)
5,931 5,904
OneMain Direct Auto Receivables Trust 2021-1
0.87%, 07/14/2028
(d)
7,054 6,963
Onemain Direct Auto Receivables Trust 2022-1
4.65%, 03/14/2029
(d)
5,787 5,785
Santander Drive Auto Receivables Trust 2024-5
4.88%, 09/15/2027 6,400 6,408
Toyota Auto Loan Extended Note Trust 2020-1
1.35%, 05/25/2033
(d)
6,100 6,040
Toyota Auto Loan Extended Note Trust 2023-1
4.93%, 06/25/2036
(d)
7,600 7,665
Toyota Auto Receivables 2024-D Owner Trust
4.55%, 08/16/2027 5,750 5,750
Westlake Automobile Receivables Trust 2024-1
5.62%, 03/15/2027
(d)
5,906 5,920
Westlake Automobile Receivables Trust 2024-2
5.75%, 08/16/2027
(d)
7,109 7,144
Westlake Automobile Receivables Trust 2024-3
4.82%, 09/15/2027
(d)
8,500 8,509
Westlake Automobile Receivables Trust 2025-1
4.66%, 01/18/2028
(d)
9,400 9,400
World Omni Auto Receivables Trust 2025-A
4.49%, 04/17/2028 12,500 12,505
World Omni Select Auto Trust 2023-A
5.92%, 03/15/2027 1,488 1,490
World Omni Select Auto Trust 2024-A
5.37%, 02/15/2028 11,213 11,252
$ 218,886
Banks - 17 .12%
Bank of America Corp
1.20%, 10/24/2026
(e)
9,600 9,358
Secured Overnight Financing Rate + 1.01%
1.32%, 06/19/2026
(e)
19,400 19,151
Secured Overnight Financing Rate + 1.15%
4.98%, 01/24/2029
(e)
9,400 9,421
Secured Overnight Financing Rate + 0.83%
5.16%, 01/24/2031
(e)
9,400 9,429
Secured Overnight Financing Rate + 1.00%
Bank of Ireland Group PLC
5.60%, 03/20/2030
(d),(e)
14,100 14,290
Secured Overnight Financing Rate + 1.62%
Bank of Montreal
0.95%, 01/22/2027
(e)
14,700 14,167
Secured Overnight Financing Rate + 0.60%
5.00%, 01/27/2029
(e)
9,400 9,431
Secured Overnight Financing Rate + 0.67%
Bank of Nova Scotia/The
1.30%, 09/15/2026 5,300 5,028
4.40%, 09/08/2028
(e),(f)
9,400 9,308
Secured Overnight Financing Rate + 1.00%
Barclays PLC
2.28%, 11/24/2027
(e)
7,308 6,977
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.05%
5.30%, 08/09/2026
(e)
7,250 7,266
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.30%

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
BNP Paribas SA
5.13%, 01/13/2029
(d),(e)
$ 8,400 $ 8,434
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.45%
Canadian Imperial Bank of Commerce
5.93%, 10/02/2026 6,900 7,040
5.99%, 10/03/2028 3,440 3,563
Citibank NA
4.88%, 11/19/2027
(e)
8,000 8,019
Secured Overnight Financing Rate + 0.71%
Citigroup Inc
1.12%, 01/28/2027
(e)
19,600 18,909
Secured Overnight Financing Rate + 0.77%
4.54%, 09/19/2030
(e)
9,500 9,265
Secured Overnight Financing Rate + 1.34%
5.17%, 02/13/2030
(e)
8,000 8,023
Secured Overnight Financing Rate + 1.36%
Deutsche Bank AG/New York NY
5.41%, 05/10/2029 6,100 6,197
6.82%, 11/20/2029
(e)
7,100 7,478
Secured Overnight Financing Rate + 2.51%
Fifth Third Bancorp
4.89%, 09/06/2030
(e)
3,400 3,363
Secured Overnight Financing Rate + 1.49%
Fifth Third Bank NA
4.97%, 01/28/2028
(e),(f)
2,800 2,815
Secured Overnight Financing Rate + 0.81%
Goldman Sachs Group Inc/The
2.64%, 02/24/2028
(e)
8,600 8,228
Secured Overnight Financing Rate + 1.11%
4.48%, 08/23/2028
(e)
10,500 10,407
Secured Overnight Financing Rate + 1.73%
5.15%, 12/09/2026 14,700 14,733
Secured Overnight Financing Rate + 0.79%
5.21%, 01/28/2031
(e)
12,500 12,526
Secured Overnight Financing Rate + 1.08%
5.73%, 04/25/2030
(e)
8,235 8,415
Secured Overnight Financing Rate + 1.27%
JPMorgan Chase & Co
1.04%, 02/04/2027
(e)
15,800 15,234
CME Term Secured Overnight Financing
Rate 3 Month + 0.70%
1.05%, 11/19/2026
(e)
19,600 19,041
Secured Overnight Financing Rate + 0.80%
4.45%, 12/05/2029
(e)
6,650 6,547
CME Term Secured Overnight Financing
Rate 3 Month + 1.59%
4.51%, 10/22/2028
(e)
8,400 8,333
Secured Overnight Financing Rate + 0.86%
4.92%, 01/24/2029
(e)
6,000 6,007
Secured Overnight Financing Rate + 0.80%
5.57%, 04/22/2028
(e)
6,200 6,301
Secured Overnight Financing Rate + 0.93%
5.58%, 04/22/2030
(e)
6,200 6,331
Secured Overnight Financing Rate + 1.16%
KeyBank NA/Cleveland OH
5.85%, 11/15/2027
(f)
15,900 16,294
Morgan Stanley
1.59%, 05/04/2027
(e)
10,750 10,338
Secured Overnight Financing Rate + 0.88%
2.48%, 01/21/2028
(e)
6,000 5,732
Secured Overnight Financing Rate + 1.00%
4.65%, 10/18/2030
(e)
10,000 9,820
Secured Overnight Financing Rate + 1.10%
5.05%, 01/28/2027
(e)
10,000 10,030
Secured Overnight Financing Rate + 1.30%
5.17%, 01/16/2030
(e)
9,350 9,391
Secured Overnight Financing Rate + 1.45%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Banks (continued)
Morgan Stanley (continued)
5.23%, 01/15/2031
(e)
$ 7,500 $ 7,535
Secured Overnight Financing Rate + 1.11%
5.65%, 04/13/2028
(e)
2,575 2,619
Secured Overnight Financing Rate + 1.01%
5.66%, 04/18/2030
(e)
6,200 6,331
Secured Overnight Financing Rate + 1.26%
Morgan Stanley Bank NA
5.02%, 01/12/2029
(e)
10,500 10,542
Secured Overnight Financing Rate + 0.91%
NatWest Group PLC
4.96%, 08/15/2030
(e)
9,500 9,398
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.22%
5.66%, 11/15/2028 9,500 9,614
Secured Overnight Financing Rate + 1.30%
PNC Financial Services Group Inc/The
5.22%, 01/29/2031
(e)
6,400 6,442
Secured Overnight Financing Rate + 1.07%
Royal Bank of Canada
0.88%, 01/20/2026
(f)
14,700 14,206
Societe Generale SA
5.50%, 04/13/2029
(d),(e)
12,500 12,527
US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 1.20%
Swedbank AB
5.00%, 11/20/2029
(d)
8,500 8,510
Toronto-Dominion Bank/The
0.75%, 01/06/2026 14,700 14,203
Truist Financial Corp
1.27%, 03/02/2027
(e)
5,230 5,035
Secured Overnight Financing Rate + 0.61%
7.16%, 10/30/2029
(e)
10,000 10,706
Secured Overnight Financing Rate + 2.45%
UBS Group AG
3.87%, 01/12/2029
(d),(e)
15,000 14,537
3 Month USD LIBOR + 1.41%
US Bancorp
5.10%, 07/23/2030
(e)
4,800 4,798
Secured Overnight Financing Rate + 1.25%
5.38%, 01/23/2030
(e)
3,675 3,723
Secured Overnight Financing Rate + 1.56%
Wells Fargo & Co
2.16%, 02/11/2026
(e)
9,800 9,794
CME Term Secured Overnight Financing
Rate 3 Month + 1.01%
2.19%, 04/30/2026
(e)
14,600 14,507
Secured Overnight Financing Rate + 2.00%
5.24%, 01/24/2031
(e)
4,250 4,272
Secured Overnight Financing Rate + 1.11%
5.71%, 04/22/2028
(e)
6,200 6,302
Secured Overnight Financing Rate + 1.07%
$ 556,241
Biotechnology - 0 .45%
Amgen Inc
5.15%, 03/02/2028 9,100 9,203
Gilead Sciences Inc
4.80%, 11/15/2029 5,500 5,492
$ 14,695
Building Materials - 0 .28%
Vulcan Materials Co
4.95%, 12/01/2029 9,000 9,003
Chemicals - 0 .24%
Westlake Corp
3.60%, 08/15/2026 7,900 7,756

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities - 8 .21%
Arbor Multifamily Mortgage Securities Trust
2022-MF4
3.27%, 02/15/2055
(d),(g)
$ 5,975 $ 5,826
BFLD Commercial Mortgage Trust 2024-UNIV
5.80%, 11/15/2041
(d)
8,900 8,922
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.49%
BX 2024-PALM
5.85%, 06/15/2037
(d)
10,125 10,131
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.54%
BX Commercial Mortgage Trust 2021-ACNT
5.27%, 11/15/2038
(d)
9,430 9,418
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.96%
BX Commercial Mortgage Trust 2021-SOAR
5.09%, 06/15/2038
(d)
10,696 10,686
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.78%
BX Commercial Mortgage Trust 2021-VOLT
5.12%, 09/15/2036
(d)
15,000 14,925
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BX Commercial Mortgage Trust 2024-AIRC
6.00%, 08/15/2039
(d)
17,000 17,112
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.69%
BX Commercial Mortgage Trust 2024-GPA3
5.60%, 12/15/2039
(d)
1,900 1,900
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.29%
BX Trust 2021-BXMF
5.06%, 10/15/2026
(d)
9,696 9,654
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.75%
BX Trust 2021-LGCY
4.93%, 10/15/2036
(d)
10,700 10,647
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.62%
BX Trust 2025-DIME
0.00%, 02/15/2030
(d),(h),(i)
9,400 9,400
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.15%
ELP Commercial Mortgage Trust 2021-ELP
5.12%, 11/15/2038
(d)
14,983 14,969
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.82%
GS Mortgage Securities Corp Trust 2023-SHIP
4.32%, 09/10/2038
(d),(g)
2,350 2,324
JP Morgan Chase Commercial Mortgage Securities
Trust 2021-MHC
5.47%, 04/15/2038
(d)
12,473 12,477
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.16%
LBA Trust 2024-7IND
5.75%, 10/15/2041
(d)
9,200 9,223
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.44%
LBA Trust 2024-BOLT
5.90%, 06/15/2039
(d)
12,750 12,754
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
Life 2021-BMR Mortgage Trust
5.12%, 03/15/2038
(d)
13,261 13,236
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Life 2022-BMR Mortgage Trust
5.60%, 05/15/2039
(d)
$ 18,400 $ 18,056
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.30%
MED Commercial Mortgage Trust 2024-MOB
5.90%, 05/15/2041
(d)
15,000 15,001
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 1.59%
MHC Commercial Mortgage Trust 2021-MHC
5.22%, 04/15/2038
(d)
6,094 6,088
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.92%
MHP 2021-STOR
5.12%, 07/15/2038
(d)
8,800 8,789
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
MHP 2022-MHIL
5.12%, 01/15/2027
(d)
13,446 13,413
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.81%
OPG Trust 2021-PORT
4.91%, 10/15/2036
(d)
9,807 9,751
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.60%
SREIT Trust 2021-MFP
5.15%, 11/15/2038
(d)
12,041 12,026
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 0.85%
WB Commercial Mortgage Trust 2024-HQ
6.13%, 03/15/2040
(d),(g)
10,000 10,053
$ 266,781
Computers - 1 .19%
Apple Inc
1.13%, 05/11/2025 15,000 14,865
Hewlett Packard Enterprise Co
4.40%, 09/25/2027 14,500 14,383
4.55%, 10/15/2029 9,500 9,369
$ 38,617
Diversified Financial Services - 0 .29%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
6.45%, 04/15/2027 9,127 9,410
Electric - 6 .73%
AES Corp/The
1.38%, 01/15/2026 14,600 14,123
Alliant Energy Finance LLC
1.40%, 03/15/2026
(d)
4,600 4,412
5.95%, 03/30/2029
(d)
8,800 9,025
Consumers Energy Co
4.90%, 02/15/2029 8,200 8,233
DTE Energy Co
1.05%, 06/01/2025 4,400 4,346
3.40%, 06/15/2029 2,000 1,874
5.10%, 03/01/2029 5,000 5,017
Duke Energy Corp
0.90%, 09/15/2025 9,750 9,534
Exelon Corp
5.15%, 03/15/2029 6,330 6,376
Fortis Inc/Canada
3.06%, 10/04/2026 14,594 14,174
NextEra Energy Capital Holdings Inc
4.90%, 02/28/2028 3,458 3,466
4.90%, 03/15/2029 10,000 9,979
5.75%, 09/01/2025 17,200 17,291
6.05%, 03/01/2025 3,700 3,704
OGE Energy Corp
5.45%, 05/15/2029 10,000 10,179

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Electric (continued)
PacifiCorp
5.10%, 02/15/2029 $ 9,050 $ 9,107
Public Service Enterprise Group Inc
0.80%, 08/15/2025 14,600 14,303
5.20%, 04/01/2029 10,000 10,084
5.88%, 10/15/2028 8,000 8,266
Southern Co/The
5.50%, 03/15/2029 10,300 10,513
Southwestern Electric Power Co
1.65%, 03/15/2026 11,600 11,206
Tampa Electric Co
4.90%, 03/01/2029 2,340 2,344
Vistra Operations Co LLC
3.70%, 01/30/2027
(d)
19,500 18,996
Wisconsin Public Service Corp
4.55%, 12/01/2029 5,500 5,429
Xcel Energy Inc
1.75%, 03/15/2027 7,000 6,571
$ 218,552
Food - 0 .24%
JBS USA Holding Lux Sarl/ JBS USA Food Co/
JBS Lux Co Sarl
5.13%, 02/01/2028 7,800 7,793
Forest Products & Paper - 0 .30%
Georgia-Pacific LLC
1.75%, 09/30/2025
(d)
10,000 9,818
Gas - 0 .52%
NiSource Inc
0.95%, 08/15/2025 14,600 14,317
5.25%, 03/30/2028 2,700 2,729
$ 17,046
Healthcare - Products - 0 .31%
Solventum Corp
5.40%, 03/01/2029 10,000 10,107
Healthcare - Services - 1 .32%
Centene Corp
4.25%, 12/15/2027 16,750 16,232
Cigna Group/The
1.25%, 03/15/2026 3,534 3,404
HCA Inc
5.25%, 06/15/2026 20,000 20,053
5.88%, 02/01/2029 3,000 3,069
$ 42,758
Home Equity Asset Backed Securities - 0 .93%
JP Morgan Mortgage Trust 2023-HE1
6.12%, 11/25/2053
(d)
1,716 1,727
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.75%
JP Morgan Mortgage Trust 2023-HE2
6.07%, 03/20/2054
(d)
8,189 8,238
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.70%
JP Morgan Mortgage Trust 2023-HE3
5.97%, 05/25/2054
(d)
6,001 6,039
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.60%
JP Morgan Mortgage Trust Series 2024-HE3
5.57%, 02/25/2055
(d)
14,369 14,397
1.00 x 30 Day Average Secured Overnight
Financing Rate + 1.20%
$ 30,401
Insurance - 2 .74%
Aon North America Inc
5.15%, 03/01/2029 14,000 14,091
Arthur J Gallagher & Co
4.85%, 12/15/2029 4,200 4,170
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Insurance (continued)
Guardian Life Global Funding
0.88%, 12/10/2025
(d)
$ 8,647 $ 8,387
1.10%, 06/23/2025
(d)
17,525 17,285
Markel Group Inc
3.50%, 11/01/2027 4,719 4,571
New York Life Global Funding
4.60%, 12/05/2029
(d)
4,800 4,762
Northwestern Mutual Global Funding
0.80%, 01/14/2026
(d)
14,500 14,019
4.96%, 01/13/2030
(d)
12,200 12,245
5.07%, 03/25/2027
(d)
9,500 9,594
$ 89,124
Internet - 0 .40%
eBay Inc
1.40%, 05/10/2026 13,530 12,997
Machinery - Diversified - 0 .19%
Ingersoll Rand Inc
5.20%, 06/15/2027 6,000 6,069
Media - 0 .54%
Charter Communications Operating LLC / Charter
Communications Operating Capital
4.91%, 07/23/2025 2,236 2,234
6.10%, 06/01/2029 15,000 15,342
$ 17,576
Mining - 0 .44%
Anglo American Capital PLC
5.38%, 04/01/2025
(d)
9,600 9,604
Glencore Funding LLC
1.63%, 09/01/2025
(d)
4,750 4,662
$ 14,266
Mortgage Backed Securities - 4 .27%
Chase Home Lending Mortgage Trust Series 2024-2
6.50%, 02/25/2055
(d),(g)
7,390 7,448
CHL Mortgage Pass-Through Trust 2003-46
6.55%, 01/19/2034
(g)
109 103
Credit Suisse First Boston Mortgage Securities Corp
5.00%, 01/25/2038 3 2
GS Mortgage-Backed Securities Corp Trust
2021-PJ3
2.50%, 08/25/2051
(d),(g)
3,188 2,801
J.P. Morgan Mortgage Trust 2023-8
6.00%, 02/25/2054
(d),(g)
7,372 7,399
JP Morgan Mortgage Trust 2004-A3
6.95%, 07/25/2034
(g)
82 76
JP Morgan Mortgage Trust 2004-S1
5.00%, 09/25/2034 72 67
JP Morgan Mortgage Trust 2021-1
2.50%, 06/25/2051
(d),(g)
10,459 9,421
JP Morgan Mortgage Trust 2023-10
6.00%, 05/25/2054
(d),(g)
908 910
JP Morgan Mortgage Trust 2025-1
6.00%, 06/25/2055
(d),(g)
2,500 2,512
JP Morgan Mortgage Trust Series 2024-CES1
5.92%, 06/25/2054
(d),(g)
10,518 10,562
JP Morgan Mortgage Trust Series 2025-CES1
5.67%, 05/25/2055
(d),(g)
9,400 9,400
Metlife Securitization Trust 2019-1
3.75%, 04/25/2058
(d),(g)
1,043 1,024
Morgan Stanley Residential Mortgage Loan Trust
2020-1
2.50%, 12/25/2050
(d),(g)
4,222 3,767
Oceanview Mortgage Trust 2021-3
2.50%, 06/25/2051
(d),(g)
10,275 9,007
PHH Mortgage Trust Series 2008-CIM1
6.70%, 06/25/2038 428 376
1.00 x CME Term Secured Overnight
Financing Rate 1 Month + 2.36%

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)
PSMC 2021-3 Trust
2.50%, 08/25/2051
(d),(g)
$ 9,561 $ 8,442
Sequoia Mortgage Trust 2020-4
2.50%, 11/25/2050
(d),(g)
6,281 5,736
Sequoia Mortgage Trust 2021-3
2.50%, 05/25/2051
(d),(g)
16,982 14,903
Sequoia Mortgage Trust 2021-4
2.50%, 06/25/2051
(d),(g)
17,198 15,079
Sequoia Mortgage Trust 2024-1
6.00%, 01/25/2054
(d),(g)
3,205 3,207
Sequoia Mortgage Trust 2024-2
6.00%, 03/25/2054
(d),(g)
3,750 3,754
Sequoia Mortgage Trust 2024-4
6.00%, 05/25/2054
(d),(g)
9,975 10,011
Sequoia Mortgage Trust 2025-1
6.00%, 01/25/2055
(d),(g)
3,500 3,516
Wells Fargo Mortgage Backed Securities 2020-3
Trust
3.00%, 06/25/2050
(d),(g)
276 271
Wells Fargo Mortgage Backed Securities 2020-4
Trust
3.00%, 07/25/2050
(d),(g)
4,429 3,700
Wells Fargo Mortgage Backed Securities 2020-5
Trust
2.50%, 09/25/2050
(d),(g)
4,255 3,864
Wells Fargo Mortgage Backed Securities 2021-1
Trust
2.50%, 12/25/2050
(d),(g)
1,694 1,505
$ 138,863
Office & Business Equipment - 0 .32%
CDW LLC / CDW Finance Corp
2.67%, 12/01/2026 11,000 10,573
Oil & Gas - 1 .57%
Canadian Natural Resources Ltd
5.00%, 12/15/2029
(d)
4,800 4,743
Chevron USA Inc
0.69%, 08/12/2025
(f)
4,600 4,512
Diamondback Energy Inc
5.15%, 01/30/2030 7,500 7,526
5.20%, 04/18/2027 8,150 8,232
Exxon Mobil Corp
2.99%, 03/19/2025 9,800 9,781
Occidental Petroleum Corp
5.20%, 08/01/2029 9,500 9,447
Phillips 66
3.85%, 04/09/2025 6,850 6,839
$ 51,080
Oil & Gas Services - 0 .40%
Schlumberger Holdings Corp
5.00%, 05/29/2027
(d)
6,400 6,448
5.00%, 11/15/2029
(d)
6,400 6,424
$ 12,872
Other Asset Backed Securities - 12 .24%
37 Capital CLO II
5.59%, 07/15/2034
(d)
10,000 10,000
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.29%
720 East CLO V Ltd
5.82%, 07/20/2037
(d)
5,500 5,545
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.53%
AMMC CLO 15 Ltd
5.68%, 01/15/2032
(d)
3,883 3,886
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.38%
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
Ares LIV CLO Ltd
5.57%, 10/15/2032
(d)
$ 3,771 $ 3,770
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.27%
Bardot CLO Ltd
0.00%, 10/22/2032
(d),(h),(i)
12,000 12,006
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.98%
5.64%, 10/22/2032
(d)
14,132 14,128
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.35%
CCG Receivables Trust 2024-1
4.99%, 03/15/2032
(d)
4,600 4,615
5.41%, 08/14/2025
(d)
1,883 1,884
CF Hippolyta Issuer LLC
1.53%, 03/15/2061
(d)
30,064 28,598
1.69%, 07/15/2060
(d)
13,339 13,085
CNH Equipment Trust 2024-B
5.42%, 10/15/2027 5,906 5,931
Dell Equipment Finance Trust 2023-2
5.84%, 01/22/2029
(d)
825 826
Dell Equipment Finance Trust 2024-1
5.58%, 03/22/2030
(d)
7,115 7,148
Dewolf Park CLO Ltd
5.48%, 10/15/2030
(d)
6,661 6,670
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.18%
DLLAA 2023-1 LLC
5.93%, 07/20/2026
(d)
2,574 2,582
DLLAA 2025-1 LLC
4.70%, 10/20/2027
(d)
8,600 8,609
Dllad 2024-1 LLC
5.50%, 08/20/2027
(d)
5,673 5,704
DLLST 2024-1 LLC
5.33%, 01/20/2026
(d)
3,759 3,766
GreatAmerica Leasing Receivables Funding LLC
Series 2024-1
5.32%, 08/17/2026
(d)
7,984 8,010
John Deere Owner Trust 2023-B
5.59%, 06/15/2026 1,889 1,890
KKR CLO 18 Ltd
5.49%, 07/18/2030
(d)
4,790 4,792
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
KKR Lending Partners III Clo LLC
6.10%, 10/20/2030
(d)
11,289 11,280
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.81%
Kubota Credit Owner Trust 2023-1
5.40%, 02/17/2026
(d)
256 256
Kubota Credit Owner Trust 2023-2
5.61%, 07/15/2026
(d)
5,480 5,495
Lake Shore MM CLO II Ltd
5.70%, 10/17/2031
(d)
12,895 12,893
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Madison Park Funding XVIII Ltd
5.49%, 10/21/2030
(d)
10,415 10,434
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%
Maranon Loan Funding 2021-3 Ltd
6.05%, 10/15/2036
(d)
6,300 6,321
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.75%
Marathon CLO XIII Ltd
5.50%, 04/15/2032
(d)
17,022 17,032
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.20%

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)
MMAF Equipment Finance LLC 2023-A
5.79%, 11/13/2026
(d)
$ 5,453 $ 5,481
MVW 2021-1W LLC
1.14%, 01/22/2041
(d)
1,735 1,626
MVW 2023-2 LLC
6.18%, 11/20/2040
(d)
7,033 7,199
MVW 2024-2 LLC
4.43%, 03/20/2042
(d)
15,960 15,635
New Mountain CLO 6 Ltd
6.04%, 10/15/2037
(d)
6,300 6,343
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.40%
Oaktree CLO 2019-4 Ltd
5.80%, 07/20/2037
(d)
19,000 19,140
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
Oaktree CLO 2024-25 Ltd
5.84%, 04/20/2037
(d)
6,300 6,350
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.55%
Palmer Square Loan Funding 2022-1 Ltd
5.35%, 04/15/2030
(d)
2,841 2,842
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.05%
Parliament Funding II ltd
5.80%, 10/20/2031
(d)
1,359 1,359
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.51%
PFS Financing Corp
2.47%, 02/15/2027
(d)
11,750 11,739
4.95%, 02/15/2029
(d)
13,350 13,433
5.52%, 10/15/2028
(d)
4,500 4,564
TCI-Flatiron CLO 2016-1 Ltd
5.40%, 01/17/2032
(d)
1,854 1,856
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.10%
T-Mobile US Trust 2022-1
4.91%, 05/22/2028
(d)
4,546 4,550
Trafigura Securitisation Finance PLC
5.98%, 11/15/2027
(d)
15,000 15,285
Verizon Master Trust
4.17%, 08/20/2030 5,500 5,446
4.35%, 08/20/2032
(d)
5,500 5,414
4.49%, 01/22/2029 16,000 15,998
4.62%, 11/20/2030 9,700 9,714
4.89%, 04/13/2028 10,000 10,005
5.16%, 06/20/2029 13,800 13,926
Voya 2012-4 Ltd
5.92%, 10/15/2030
(d)
2,654 2,658
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 1.26%
$ 397,719
Packaging & Containers - 0 .60%
Graphic Packaging International LLC
1.51%, 04/15/2026
(d)
9,800 9,383
Smurfit Kappa Treasury ULC
5.20%, 01/15/2030
(d)
10,000 10,059
$ 19,442
Pharmaceuticals - 1 .43%
AbbVie Inc
4.80%, 03/15/2029 10,000 10,017
Astrazeneca Finance LLC
4.85%, 02/26/2029 9,400 9,440
Bristol-Myers Squibb Co
4.90%, 02/22/2029 10,000 10,069
Eli Lilly & Co
4.50%, 02/09/2029 10,000 9,978
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pharmaceuticals (continued)
Pfizer Investment Enterprises Pte Ltd
4.65%, 05/19/2025 $ 7,000 $ 7,003
$ 46,507
Pipelines - 2 .90%
Columbia Pipelines Holding Co LLC
6.04%, 08/15/2028
(d)
11,350 11,663
6.06%, 08/15/2026
(d)
3,450 3,499
Enbridge Inc
5.30%, 04/05/2029 3,850 3,882
5.90%, 11/15/2026 11,275 11,495
Energy Transfer LP
4.40%, 03/15/2027 5,250 5,209
5.55%, 02/15/2028 10,000 10,173
Kinder Morgan Inc
5.00%, 02/01/2029 10,000 9,981
5.10%, 08/01/2029 6,000 6,009
ONEOK Inc
4.25%, 09/24/2027 11,700 11,541
4.40%, 10/15/2029 7,900 7,678
5.55%, 11/01/2026 6,000 6,069
Williams Cos Inc/The
5.40%, 03/02/2026 7,000 7,049
$ 94,248
REITs - 2 .12%
American Tower Corp
5.00%, 01/31/2030 3,800 3,782
American Tower Trust #1
3.65%, 03/15/2048
(d)
6,300 6,021
5.49%, 03/15/2053
(d)
10,500 10,613
Crown Castle Inc
1.35%, 07/15/2025 8,750 8,620
CubeSmart LP
4.00%, 11/15/2025 3,275 3,255
Public Storage Operating Co
5.07%, 04/16/2027 9,550 9,599
Secured Overnight Financing Rate + 0.70%
SBA Tower Trust
1.63%, 05/15/2051
(d)
19,400 18,261
1.88%, 07/15/2050
(d)
6,463 6,277
2.33%, 07/15/2052
(d)
2,800 2,563
$ 68,991
Semiconductors - 0 .92%
Broadcom Inc
5.05%, 07/12/2029 7,400 7,429
Micron Technology Inc
6.75%, 11/01/2029 6,675 7,112
NXP BV / NXP Funding LLC / NXP USA Inc
2.70%, 05/01/2025 5,300 5,273
Texas Instruments Inc
4.60%, 02/08/2029 10,000 9,989
$ 29,803
Software - 1 .67%
Oracle Corp
4.20%, 09/27/2029 9,300 9,011
4.80%, 08/03/2028
(h)
9,400 9,405
Roper Technologies Inc
1.00%, 09/15/2025 10,450 10,226
4.50%, 10/15/2029 7,400 7,282
Take-Two Interactive Software Inc
4.95%, 03/28/2028 10,700 10,724
5.40%, 06/12/2029 7,400 7,503
$ 54,151
Student Loan Asset Backed Securities - 4 .72%
Commonbond Student Loan Trust 2018-BGS
3.56%, 09/25/2045
(d)
1,818 1,723
Commonbond Student Loan Trust 2018-C-GS
3.87%, 02/25/2046
(d)
2,429 2,329

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
Commonbond Student Loan Trust 2019-A-GS
2.54%, 01/25/2047
(d)
$ 4,473 $ 4,020
Commonbond Student Loan Trust 2020-A-GS
1.98%, 08/25/2050
(d)
1,870 1,617
Commonbond Student Loan Trust 2021-A-GS
1.20%, 03/25/2052
(d)
8,580 7,057
Commonbond Student Loan Trust 2021-B-GS
1.17%, 09/25/2051
(d)
2,770 2,318
EDvestinU Private Education Loan Issue No 3 LLC
1.80%, 11/25/2045
(d)
6,051 5,529
ELFI Graduate Loan Program 2024-A LLC
5.56%, 08/25/2049
(d)
4,484 4,511
Laurel Road Prime Student Loan Trust 2019-A
2.34%, 10/25/2048
(d)
103 102
Navient Private Education Refi Loan Trust 2019-A
3.42%, 01/15/2043
(d)
486 480
Navient Private Education Refi Loan Trust 2019-G
2.40%, 10/15/2068
(d)
2,408 2,312
Navient Private Education Refi Loan Trust 2020-D
1.69%, 05/15/2069
(d)
3,354 3,141
Navient Private Education Refi Loan Trust 2020-F
1.22%, 07/15/2069
(d)
2,204 2,038
Navient Private Education Refi Loan Trust 2020-G
1.17%, 09/16/2069
(d)
2,409 2,220
Navient Private Education Refi Loan Trust 2020-H
1.31%, 01/15/2069
(d)
3,173 2,960
Navient Private Education Refi Loan Trust 2021-A
0.84%, 05/15/2069
(d)
3,227 2,914
Navient Private Education Refi Loan Trust 2021-B
0.94%, 07/15/2069
(d)
7,060 6,336
Navient Private Education Refi Loan Trust 2021-C
1.06%, 10/15/2069
(d)
6,688 5,994
Navient Private Education Refi Loan Trust 2021-E
0.97%, 12/16/2069
(d)
9,785 8,625
Navient Private Education Refi Loan Trust 2021-F
1.11%, 02/18/2070
(d)
4,187 3,668
Navient Private Education Refi Loan Trust 2022-A
2.23%, 07/15/2070
(d)
3,847 3,482
Navient Private Education Refi Loan Trust 2023-A
5.51%, 10/15/2071
(d)
2,317 2,325
Navient Private Education Refi Loan Trust 2024-A
5.66%, 10/15/2072
(d)
8,170 8,267
Nelnet Student Loan Trust 2021-A
1.36%, 04/20/2062
(d)
15,092 13,984
Nelnet Student Loan Trust 2021-C
1.32%, 04/20/2062
(d)
5,223 4,807
Nelnet Student Loan Trust 2021-D
1.63%, 04/20/2062
(d)
7,220 6,717
SLM Private Credit Student Loan Trust 2004-A
5.02%, 06/15/2033 215 214
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.66%
SLM Private Credit Student Loan Trust 2006-A
4.91%, 06/15/2039 9,402 9,070
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.55%
SLM Private Credit Student Loan Trust 2006-B
4.82%, 12/15/2039 5,440 5,278
1.00 x CME Term Secured Overnight
Financing Rate 3 Month + 0.46%
SMB Private Education Loan Trust 2021-A
1.07%, 01/15/2053
(d)
5,711 5,092
SMB Private Education Loan Trust 2021-B
1.31%, 07/17/2051
(d)
9,195 8,486
SMB Private Education Loan Trust 2021-E
1.68%, 02/15/2051
(d)
8,831 8,168
BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Student Loan Asset Backed Securities (continued)
SMB Private Education Loan Trust 2022-C
4.48%, 05/16/2050
(d)
$ 7,650 $ 7,522
$ 153,306
Telecommunications - 0 .99%
AT&T Inc
1.70%, 03/25/2026 9,400 9,093
Cisco Systems Inc
4.85%, 02/26/2029 10,000 10,078
Crown Castle Towers LLC
3.66%, 05/15/2045
(d)
5,187 5,167
4.24%, 07/15/2048
(d)
1,650 1,590
Sprint Spectrum Co LLC / Sprint Spectrum Co II
LLC / Sprint Spectrum Co III LLC
5.15%, 09/20/2029
(d)
6,175 6,198
$ 32,126
Transportation - 0 .32%
Ryder System Inc
1.75%, 09/01/2026 11,000 10,496
TOTAL BONDS $ 2,799,723
U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS - 11 .34%
Principal
Amount (000's) Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) - 0 .00%
6.94%, 09/01/2035 $ 13 $ 14
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.25%
Federal National Mortgage Association (FNMA) - 0 .00%
6.13%, 01/01/2035 8 9
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.75%
6.41%, 11/01/2032 3 3
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.29%
6.49%, 07/01/2034 2 2
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.65%
6.52%, 12/01/2032 7 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.64%
6.69%, 02/01/2037 18 19
1.00 x US Treasury Yield Curve Rate T Note
Constant Maturity 1 Year + 2.03%
6.89%, 02/01/2035 2 1
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 6-Month + 2.01%
7.18%, 10/01/2035 32 32
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.68%
7.37%, 08/01/2034 6 7
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.63%
7.54%, 07/01/2034 12 12
1.00 x Refinitiv USD IBOR Consumer Cash
Fallback 12-Month + 1.58%
$ 92
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0 .00%
7.50%, 10/01/2029 1 1
U.S. Treasury - 11 .34%
3.25%, 06/30/2029 134,100 128,338
4.00%, 01/15/2027 29,100 28,984
4.50%, 07/15/2026 76,200 76,497

Schedule of Investments
Short-Term Income Fund
January 31, 2025 (unaudited)
See accompanying notes.

U.S. GOVERNMENT & GOVERNMENT
AGENCY OBLIGATIONS (continued)
Principal
Amount (000’s) Value (000’s)
U.S. Treasury (continued)
5.00%, 09/30/2025 $ 133,850 $ 134,440
$ 368,259
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS $ 368,366
Total Investments $ 3,334,523
Other Assets and Liabilities -  (2.62)% (85,105)
TOTAL NET ASSETS - 100.00% $ 3,249,418
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $9,701 or
0.30% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,348,897 or 41.51% of net assets.
(e) Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(f) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $9,411 or 0.29% of net assets.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(h) Security purchased on a when-issued basis.
(i) Non-income producing security
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 171,923 $ 301,393 $ 308,763 $ 164,553
$ 171,923 $ 301,393 $ 308,763 $ 164,553
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 1,626 $ — $ — $ —
$ 1,626 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
US 5 Year Note; March 2025 Long 826 $ 87,879 $ (298)
Total $ (298)
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .52 % Shares Held Value (000's)
Money Market Funds - 0 .52%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
1,678,917 $ 1,679
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
10,096,638 10,097
$ 11,776
TOTAL INVESTMENT COMPANIES $ 11,776
COMMON STOCKS - 99 .75 % Shares Held Value (000's)
Aerospace & Defense - 1 .45%
AAR Corp
(d)
236,400 $ 16,019
Curtiss-Wright Corp 48,600 16,861
$ 32,880
Agriculture - 1 .53%
Darling Ingredients Inc
(d)
420,500 15,752
Vital Farms Inc
(d)
428,100 18,783
$ 34,535
Apparel - 0 .81%
PVH Corp 203,700 18,251
Automobile Parts & Equipment - 0 .49%
Visteon Corp
(d)
131,300 11,037
Banks - 10 .72%
Ameris Bancorp 342,500 22,485
First Horizon Corp 1,424,900 31,191
First Merchants Corp 271,900 12,083
FNB Corp/PA 1,637,396 25,691
Independent Bank Corp/MI 236,700 8,616
National Bank Holdings Corp 215,600 9,299
Pinnacle Financial Partners Inc 236,300 29,483
Popular Inc 337,700 34,763
Trustmark Corp 171,600 6,435
UMB Financial Corp 326,200 38,459
Webster Financial Corp 190,522 11,477
Wintrust Financial Corp 92,600 12,113
$ 242,095
Biotechnology - 8 .29%
Akero Therapeutics Inc
(d)
113,769 6,153
Axsome Therapeutics Inc
(d)
138,100 14,702
Bicycle Therapeutics PLC ADR
(d),(e)
294,200 3,939
Bridgebio Pharma Inc
(d)
466,500 15,959
Cytokinetics Inc
(d)
95,700 4,733
Denali Therapeutics Inc
(d)
515,300 12,007
Immunocore Holdings PLC ADR
(d)
221,500 7,283
Immunovant Inc
(d)
364,200 7,918
Insmed Inc
(d)
763,026 58,433
Intra-Cellular Therapies Inc
(d)
70,200 8,921
Iovance Biotherapeutics Inc
(d)
1,676,300 9,806
SpringWorks Therapeutics Inc
(d)
494,100 18,529
Structure Therapeutics Inc ADR
(d)
351,200 10,525
Viking Therapeutics Inc
(d)
256,000 8,384
$ 187,292
Building Materials - 4 .03%
Eagle Materials Inc 47,218 12,123
Louisiana-Pacific Corp 121,500 14,212
Modine Manufacturing Co
(d)
311,200 31,571
SPX Technologies Inc
(d)
80,100 11,896
Trex Co Inc
(d)
291,800 21,252
$ 91,054
Chemicals - 0 .22%
Koppers Holdings Inc 164,374 4,892
Commercial Services - 3 .33%
Huron Consulting Group Inc
(d)
117,100 14,846
Remitly Global Inc
(d)
481,182 11,308
Stride Inc
(d)
226,100 30,501
Verra Mobility Corp
(d)
701,300 18,507
$ 75,162
Computers - 2 .16%
Parsons Corp
(d)
288,100 22,838
Varonis Systems Inc
(d)
572,800 25,982
$ 48,820
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .62%
Quanex Building Products Corp 668,700 $ 14,043
Distribution & Wholesale - 1 .17%
WESCO International Inc 142,500 26,362
Diversified Financial Services - 4 .99%
Janus Henderson Group PLC 622,600 27,973
Lazard Inc 621,200 33,775
Marex Group PLC 187,700 6,699
OneMain Holdings Inc 271,300 15,068
Stifel Financial Corp 252,100 29,206
$ 112,721
Electric - 0 .98%
Portland General Electric Co 540,900 22,253
Electrical Components & Equipment - 0 .97%
EnerSys 225,100 21,850
Electronics - 2 .81%
Advanced Energy Industries Inc 201,300 23,166
TD SYNNEX Corp 179,477 25,577
Vishay Intertechnology Inc 874,000 14,797
$ 63,540
Engineering & Construction - 2 .95%
Dycom Industries Inc
(d)
163,500 30,927
MYR Group Inc
(d)
106,900 15,134
Sterling Infrastructure Inc
(d)
123,500 17,589
TopBuild Corp
(d)
8,900 3,050
$ 66,700
Entertainment - 2 .18%
Caesars Entertainment Inc
(d)
335,000 12,076
TKO Group Holdings Inc
(d)
239,300 37,142
$ 49,218
Food - 1 .46%
Performance Food Group Co
(d)
365,318 32,992
Gas - 1 .22%
Southwest Gas Holdings Inc 369,090 27,564
Hand & Machine Tools - 1 .27%
Regal Rexnord Corp 181,000 28,730
Healthcare - Products - 3 .27%
Castle Biosciences Inc
(d)
633,200 17,901
Exact Sciences Corp
(d)
337,600 18,922
Natera Inc
(d)
209,092 36,993
$ 73,816
Healthcare - Services - 2 .70%
Acadia Healthcare Co Inc
(d)
195,400 8,814
Addus HomeCare Corp
(d)
116,300 14,556
LifeStance Health Group Inc
(d)
1,420,100 11,318
RadNet Inc
(d)
401,200 26,267
$ 60,955
Home Builders - 1 .76%
Forestar Group Inc
(d)
133,100 3,176
Taylor Morrison Home Corp
(d)
566,400 36,510
$ 39,686
Insurance - 3 .52%
Abacus Life Inc
(d)
335,473 2,613
Axis Capital Holdings Ltd 109,800 9,994
CNO Financial Group Inc 498,266 19,901
Essent Group Ltd 300,300 17,493
Lincoln National Corp 836,700 29,418
$ 79,419
Internet - 0 .01%
Lulu's Fashion Lounge Holdings Inc
(d)
390,635 332
Iron & Steel - 1 .07%
Commercial Metals Co 496,500 24,075
Leisure Products & Services - 1 .59%
Life Time Group Holdings Inc
(d)
1,005,700 29,155
Lindblad Expeditions Holdings Inc
(d)
534,700 6,802
$ 35,957

Schedule of Investments
SmallCap Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified - 4 .61%
Chart Industries Inc
(d)
241,600 $ 51,120
Mueller Water Products Inc - Class A 1,135,200 26,110
Zurn Elkay Water Solutions Corp 681,400 26,874
$ 104,104
Miscellaneous Manufacturers - 0 .42%
Fabrinet
(d)
43,651 9,438
Oil & Gas - 2 .38%
Chord Energy Corp 144,800 16,282
Civitas Resources Inc 358,900 18,218
Gulfport Energy Corp
(d)
46,300 8,265
Patterson-UTI Energy Inc 1,354,900 10,934
$ 53,699
Oil & Gas Services - 0 .94%
ChampionX Corp 605,800 17,350
Helix Energy Solutions Group Inc
(d)
490,900 3,937
$ 21,287
Packaging & Containers - 1 .17%
Graphic Packaging Holding Co 961,200 26,366
Pharmaceuticals - 2 .62%
AdaptHealth Corp
(d)
452,300 4,894
BellRing Brands Inc
(d)
175,800 13,598
Collegium Pharmaceutical Inc
(d)
577,800 18,559
Dexcom Inc
(d)
67,500 5,861
Vaxcyte Inc
(d)
184,400 16,286
$ 59,198
Real Estate - 0 .73%
Newmark Group Inc 1,165,200 16,464
REITs - 4 .85%
Agree Realty Corp 450,700 32,707
Cousins Properties Inc 618,200 18,874
First Industrial Realty Trust Inc 441,700 23,582
Ladder Capital Corp 723,400 8,109
Rexford Industrial Realty Inc 644,600 26,210
$ 109,482
Retail - 1 .84%
American Eagle Outfitters Inc 515,800 8,325
BJ's Wholesale Club Holdings Inc
(d)
233,851 23,163
Caleres Inc 555,500 10,182
$ 41,670
Semiconductors - 2 .20%
Allegro MicroSystems Inc
(d)
633,900 15,271
Entegris Inc 158,540 16,098
SiTime Corp
(d)
90,200 18,419
$ 49,788
Software - 7 .01%
Agilysys Inc
(d)
125,300 11,305
Clearwater Analytics Holdings Inc
(d)
559,500 15,755
DigitalOcean Holdings Inc
(d)
341,900 14,182
DoubleVerify Holdings Inc
(d)
414,400 8,541
Jamf Holding Corp
(d)
449,200 6,787
JFrog Ltd
(d)
519,600 18,061
Manhattan Associates Inc
(d)
56,000 11,681
Privia Health Group Inc
(d)
883,539 20,189
Progress Software Corp 240,200 13,771
ServiceTitan Inc
(d)
98,100 10,082
Sophia Genetics SA
(d)
628,100 2,198
Sprout Social Inc
(d)
413,980 13,525
Vertex Inc
(d)
212,312 12,261
$ 158,338
Telecommunications - 1 .84%
Credo Technology Group Holding Ltd
(d)
594,095 41,598
Transportation - 1 .17%
Teekay Tankers Ltd 340,500 14,274
World Kinect Corp 428,900 12,125
$ 26,399
COMMON STOCKS (continued) Shares Held Value (000’s)
Water - 0 .40%
American States Water Co 121,300 $ 9,037
TOTAL COMMON STOCKS $ 2,253,099
Total Investments $ 2,264,875
Other Assets and Liabilities -  (0.27)% (6,141)
TOTAL NET ASSETS - 100.00% $ 2,258,734
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,679 or
0.07% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,698 or 0.08% of net assets.

Schedule of Investments
SmallCap Fund
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 18,986 $ 169,802 $ 178,691 $ 10,097
$ 18,986 $ 169,802 $ 178,691 $ 10,097
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 161 $ — $ — $ —
$ 161 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 4 .29 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .15%
iShares Russell 2000 Growth ETF
(a)
11,600 $ 3,444
Money Market Funds - 4 .14%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(b),(c)
4,546,309 4,546
Principal Government Money Market Fund - Class
R-6 4.25%
(b),(c),(d)
88,513,638 88,514
$ 93,060
TOTAL INVESTMENT COMPANIES $ 96,504
COMMON STOCKS - 97 .11 % Shares Held Value (000's)
Advertising - 0 .00%
Boston Omaha Corp
(e)
171 $ 3
Clear Channel Outdoor Holdings Inc
(e)
5,907 8
Stagwell Inc
(e)
1,811 11
TechTarget Inc
(e)
2,764 47
$ 69
Aerospace & Defense - 4 .27%
AAR Corp
(e)
107,311 7,272
AeroVironment Inc
(e)
100,397 18,087
Amprius Technologies Inc
(a),(e)
1,892 6
Archer Aviation Inc
(e)
22,935 217
Bridger Aerospace Group Holdings Inc
(a),(e)
326 1
Curtiss-Wright Corp 62,354 21,633
Eve Holding Inc
(a),(e)
5,643 29
Intuitive Machines Inc
(a),(e)
142 3
Joby Aviation Inc
(e)
45,166 373
Kratos Defense & Security Solutions Inc
(e)
336,703 11,236
Leonardo DRS Inc
(e)
355,810 12,506
Loar Holdings Inc
(e)
82,775 6,579
Moog Inc 2,962 538
Redwire Corp
(a),(e)
683 16
Rocket Lab USA Inc
(e)
36,331 1,055
Standardaero Inc
(e)
615,291 16,515
Virgin Galactic Holdings Inc
(a),(e)
202 1
VirTra Inc
(e)
1,117 7
$ 96,074
Agriculture - 0 .40%
Andersons Inc/The 448 18
Ispire Technology Inc
(e)
2,313 11
Turning Point Brands Inc 1,530 97
Vital Farms Inc
(e)
203,333 8,922
$ 9,048
Airlines - 0 .27%
Allegiant Travel Co 59,353 6,080
Frontier Group Holdings Inc
(a),(e)
4,476 38
Sun Country Airlines Holdings Inc
(e)
1,969 33
Wheels Up Experience Inc
(a),(e)
10,807 17
$ 6,168
Apparel - 0 .06%
Hanesbrands Inc
(e)
36,929 300
Kontoor Brands Inc 5,747 528
Oxford Industries Inc 1,074 90
Rocky Brands Inc 225 6
Steven Madden Ltd 7,583 311
Superior Group of Cos Inc 268 4
Torrid Holdings Inc
(a),(e)
2,245 16
Wolverine World Wide Inc 8,343 186
$ 1,441
Automobile Manufacturers - 0 .01%
Blue Bird Corp
(e)
3,335 119
REV Group Inc 4,180 145
$ 264
Automobile Parts & Equipment - 0 .06%
Aurora Innovation Inc
(e)
54,184 368
Dorman Products Inc
(e)
2,695 354
Douglas Dynamics Inc 1,956 51
Gentherm Inc
(e)
3,209 122
Holley Inc
(e)
2,222 7
indie Semiconductor Inc
(a),(e)
5,744 24
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Luminar Technologies Inc
(a),(e)
2,160 $ 12
Miller Industries Inc/TN 59 4
SES AI Corp
(e)
1,345 2
Shyft Group Inc/The 279 3
Visteon Corp
(e)
2,830 238
XPEL Inc
(e)
2,606 109
$ 1,294
Banks - 1 .59%
Alerus Financial Corp 106 2
BancFirst Corp 258 31
Bancorp Inc/The
(e)
86,076 5,256
Bank7 Corp 24 1
Citizens Financial Services Inc 23 1
City Holding Co 132 16
Coastal Financial Corp/WA
(e)
1,113 99
Esquire Financial Holdings Inc 626 56
First BanCorp/Puerto Rico 1,421 30
First Busey Corp 54,409 1,321
First Business Financial Services Inc 53 3
First Financial Bankshares Inc 46,441 1,731
First Foundation Inc 2,164 11
First Internet Bancorp 363 12
Fulton Financial Corp 98,176 1,997
Lakeland Financial Corp 173 12
Live Oak Bancshares Inc 3,123 111
Metrocity Bankshares Inc 130 4
Nicolet Bankshares Inc 322 36
Pathward Financial Inc 731 58
Peoples Financial Services Corp 250 13
Prosperity Bancshares Inc 262,341 20,987
ServisFirst Bancshares Inc 1,483 134
Shore Bancshares Inc 481 8
Triumph Financial Inc
(e)
2,106 162
UMB Financial Corp 28,448 3,354
USCB Financial Holdings Inc 266 5
Walker & Dunlop Inc 2,427 233
$ 35,684
Beverages - 0 .02%
BRC Inc
(e)
5,368 14
MGP Ingredients Inc 1,474 53
National Beverage Corp 2,421 102
Primo Brands Corp 2,007 65
Vita Coco Co Inc/The
(e)
4,082 153
Westrock Coffee Co
(a),(e)
3,873 27
$ 414
Biotechnology - 10 .62%
4D Molecular Therapeutics Inc
(e)
3,685 21
89bio Inc
(e)
290,586 2,790
Absci Corp
(a),(e)
6,596 24
ACADIA Pharmaceuticals Inc
(e)
177,938 3,321
Achieve Life Sciences Inc
(a),(e)
2,341 8
Actinium Pharmaceuticals Inc
(e)
2,969 3
ADC Therapeutics SA
(e)
5,191 9
ADMA Biologics Inc
(e)
23,565 381
Aerovate Therapeutics Inc
(e)
1,821 5
Agenus Inc
(a),(e)
366 1
Akero Therapeutics Inc
(e)
150,178 8,121
Aldeyra Therapeutics Inc
(e)
687 4
Altimmune Inc
(a),(e)
4,179 28
Alto Neuroscience Inc
(a),(e)
1,437 6
Alumis Inc
(a),(e)
896 7
ALX Oncology Holdings Inc
(e)
3,689 5
Amicus Therapeutics Inc
(e)
30,659 294
AnaptysBio Inc
(e)
2,252 40
Anavex Life Sciences Corp
(a),(e)
2,221 21
ANI Pharmaceuticals Inc
(e)
1,359 80
Apogee Therapeutics Inc
(e)
95,152 3,935
Applied Therapeutics Inc
(e)
5,443 3
Arbutus Biopharma Corp
(e)
14,270 48

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Arcellx Inc
(e)
4,488 $ 306
Arcturus Therapeutics Holdings Inc
(e)
2,162 37
Arcus Biosciences Inc
(e)
5,685 73
Arcutis Biotherapeutics Inc
(e)
11,156 148
Ardelyx Inc
(e)
24,518 131
ArriVent Biopharma Inc
(e)
1,785 51
Arrowhead Pharmaceuticals Inc
(e)
12,472 248
ARS Pharmaceuticals Inc
(e)
278,791 3,630
Artiva Biotherapeutics Inc
(e)
949 5
Astria Therapeutics Inc
(e)
4,163 33
Atossa Therapeutics Inc
(e)
2,938 2
Aurinia Pharmaceuticals Inc
(e)
10,241 81
Avid Bioservices Inc
(e)
6,091 76
Avidity Biosciences Inc
(e)
11,594 382
Axsome Therapeutics Inc
(e)
3,841 409
Bicara Therapeutics Inc
(a),(e)
1,242 16
BioAge Labs Inc
(a),(e)
598 3
BioCryst Pharmaceuticals Inc
(e)
21,737 172
Biohaven Ltd
(e)
191,601 7,329
Biomea Fusion Inc
(a),(e)
3,336 14
Black Diamond Therapeutics Inc
(e)
2,327 6
Blueprint Medicines Corp
(e)
231,632 26,065
Boundless Bio Inc
(e)
1,134 3
Bridgebio Pharma Inc
(e)
445,190 15,230
Cabaletta Bio Inc
(e)
858 2
CAMP4 Therapeutics Corp
(e)
406 2
Candel Therapeutics Inc
(a),(e)
2,419 17
Capricor Therapeutics Inc
(a),(e)
3,223 48
Cardiff Oncology Inc
(a),(e)
1,739 7
Cargo Therapeutics Inc
(a),(e)
381 1
Cartesian Therapeutics Inc
(e)
1,137 22
Cartesian Therapeutics Inc - Contingent Value
Rights
(e),(f)
3,555 1
Cassava Sciences Inc
(a),(e)
4,932 12
Celcuity Inc
(e)
3,189 38
Celldex Therapeutics Inc
(e)
5,510 135
CervoMed Inc
(a),(e)
438 1
CG oncology Inc
(e)
131,156 3,944
Chinook Therapeutics Inc - Contingent Value
Rights
(e),(f)
1,785 1
ChromaDex Corp
(e)
5,327 30
Climb Bio Inc
(e)
143 —
Cogent Biosciences Inc
(e)
8,868 83
Conduit Pharmaceuticals Inc
(e)
18 —
Contineum Therapeutics Inc
(a),(e)
703 7
Crinetics Pharmaceuticals Inc
(e)
9,160 369
Cullinan Therapeutics Inc
(e)
189,024 1,996
Cytokinetics Inc
(e)
211,328 10,452
Day One Biopharmaceuticals Inc
(e)
4,849 60
Denali Therapeutics Inc
(e)
226,880 5,286
Dianthus Therapeutics Inc
(a),(e)
110,524 2,449
Disc Medicine Inc
(e)
241 13
Dynavax Technologies Corp
(e)
11,089 145
Dyne Therapeutics Inc
(e)
8,569 122
Edgewise Therapeutics Inc
(e)
7,605 213
Elevation Oncology Inc
(e)
4,277 3
Esperion Therapeutics Inc
(e)
5,756 10
Evolus Inc
(e)
5,770 81
EyePoint Pharmaceuticals Inc
(e)
3,299 25
Fibrobiologics Inc
(a),(e)
3,265 5
Forafric Global PLC
(a),(e)
708 7
Geron Corp
(e)
43,015 123
Greenwich Lifesciences Inc
(a),(e)
672 9
Guardant Health Inc
(e)
38,240 1,796
Halozyme Therapeutics Inc
(e)
158,473 8,976
Harvard Bioscience Inc
(e)
1,427 2
HilleVax Inc
(e)
857 2
Humacyte Inc
(a),(e)
9,182 42
Ideaya Biosciences Inc
(e)
8,778 214
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
IGM Biosciences Inc
(e)
1,686 $ 3
ImmunityBio Inc
(a),(e)
11,807 41
Immunome Inc
(e)
5,367 59
Immunovant Inc
(e)
60,980 1,326
Inhibrx Biosciences Inc
(e)
716 10
Inmune Bio Inc
(a),(e)
1,362 14
Innoviva Inc
(e)
542 10
Insmed Inc
(e)
396,963 30,399
Intra-Cellular Therapies Inc
(e)
125,842 15,992
Iovance Biotherapeutics Inc
(a),(e)
28,546 167
Janux Therapeutics Inc
(e)
2,923 127
Jasper Therapeutics Inc
(e)
1,281 8
Keros Therapeutics Inc
(e)
59,221 675
Kiniksa Pharmaceuticals International Plc
(e)
4,064 80
Korro Bio Inc
(a),(e)
76,004 2,593
Krystal Biotech Inc
(e)
2,586 413
Kymera Therapeutics Inc
(e)
4,900 194
Kyverna Therapeutics Inc
(a),(e)
1,734 6
Larimar Therapeutics Inc
(e)
4,673 18
Legend Biotech Corp ADR
(e)
104,188 3,970
Lexeo Therapeutics Inc
(a),(e)
2,482 13
Lexicon Pharmaceuticals Inc
(e)
3,501 3
Lineage Cell Therapeutics Inc
(e)
17,806 11
Liquidia Corp
(e)
6,584 94
Lyra Therapeutics Inc
(e)
4,141 1
MacroGenics Inc
(e)
5,883 18
Maravai LifeSciences Holdings Inc
(e)
11,537 57
MBX Biosciences Inc
(a),(e)
725 7
MeiraGTx Holdings plc
(e)
3,450 22
Mersana Therapeutics Inc
(e)
7,154 4
Metagenomi Inc
(a),(e)
1,405 4
Metsera Inc
(e)
82,791 2,194
Mind Medicine MindMed Inc
(e)
8,372 57
Mineralys Therapeutics Inc
(e)
653 7
MoonLake Immunotherapeutics
(e)
69,009 3,174
NeoGenomics Inc
(e)
834,675 11,936
Neumora Therapeutics Inc
(e)
9,379 18
Newamsterdam Pharma Co NV
(a),(e)
144,454 3,220
Novavax Inc
(e)
12,397 108
Nurix Therapeutics Inc
(e)
5,030 99
Nuvalent Inc
(e)
3,665 314
Olema Pharmaceuticals Inc
(e)
956 6
Omeros Corp
(e)
2,139 18
OmniAb Operations Inc
(e)
95 —
OmniAb Operations Inc
(e)
95 —
Oncternal Therapeutics Inc
(e),(f)
139 —
Organogenesis Holdings Inc
(e)
975 4
Ovid therapeutics Inc
(e)
6,540 4
PepGen Inc
(a),(e)
1,274 2
Perspective Therapeutics Inc
(e)
5,154 18
Phathom Pharmaceuticals Inc
(a),(e)
886 5
Praxis Precision Medicines Inc
(e)
1,797 138
Precigen Inc
(e)
1,350 2
Prime Medicine Inc
(a),(e)
6,403 18
ProKidney Corp
(a),(e)
9,828 16
Prothena Corp PLC
(e)
2,589 37
PTC Therapeutics Inc
(e)
6,047 277
Puma Biotechnology Inc
(e)
1,645 5
Rapport Therapeutics Inc
(a),(e)
123,057 2,019
Recursion Pharmaceuticals Inc
(a),(e)
26,063 189
Renovaro Inc
(e)
8,086 6
Revolution Medicines Inc
(e)
11,383 489
Rigel Pharmaceuticals Inc
(e)
1,497 32
Rocket Pharmaceuticals Inc
(e)
6,836 73
Sana Biotechnology Inc
(a),(e)
13,811 44
Savara Inc
(e)
554,933 1,498
Scholar Rock Holding Corp
(e)
7,284 294
Scilex Holding Co
(e)
1,010 —
Scilex Holding Co
(e)
1,010 —

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Septerna Inc
(e)
1,197 $ 20
Shattuck Labs Inc
(e)
2,925 3
Soleno Therapeutics Inc
(e)
133,395 6,700
Solid Biosciences Inc
(a),(e)
288 1
SpringWorks Therapeutics Inc
(e)
7,198 270
Stoke Therapeutics Inc
(e)
3,864 44
Summit Therapeutics Inc
(a),(e)
9,090 195
Syndax Pharmaceuticals Inc
(e)
8,614 122
Tango Therapeutics Inc
(e)
5,385 16
Tarsus Pharmaceuticals Inc
(e)
3,823 206
Taysha Gene Therapies Inc
(e)
18,265 27
Tenaya Therapeutics Inc
(a),(e)
1,325 1
Terns Pharmaceuticals Inc
(e)
413 2
Tevogen Bio Holdings Inc
(a),(e)
1,666 2
TG Therapeutics Inc
(e)
14,569 462
Tobira Therapeutics Inc - Rights
(e),(f)
1,559 —
Travere Therapeutics Inc
(e)
480,142 9,824
TScan Therapeutics Inc
(e)
3,016 8
Tyra Biosciences Inc
(e)
2,117 31
Ultragenyx Pharmaceutical Inc
(e)
181,774 7,821
Upstream Bio Inc
(e)
126,543 1,363
UroGen Pharma Ltd
(e)
3,115 34
Vera Therapeutics Inc
(e)
4,605 172
Verastem Inc
(e)
4,309 26
Vericel Corp
(e)
5,122 300
Veru Inc
(e)
10,316 6
Viking Therapeutics Inc
(e)
53,327 1,746
Viridian Therapeutics Inc
(e)
228,151 4,422
WaVe Life Sciences Ltd
(e)
704,773 8,154
Werewolf Therapeutics Inc
(e)
1,029 1
X4 Pharmaceuticals Inc
(e)
18,820 13
Xencor Inc
(e)
3,207 59
Xenon Pharmaceuticals Inc
(e)
93,609 3,742
XOMA Royalty Corp
(e)
603 16
Zenas Biopharma Inc
(a),(e)
989 8
Zevra Therapeutics Inc
(a),(e)
3,083 24
Zura Bio Ltd
(a),(e)
5,354 10
$ 238,867
Building Materials - 3 .69%
American Woodmark Corp
(e)
109 8
Apogee Enterprises Inc 722 37
Armstrong World Industries Inc 67,310 10,164
Aspen Aerogels Inc
(e)
1,450 17
AZEK Co Inc/The
(e)
195,475 10,014
Boise Cascade Co 1,946 246
Gibraltar Industries Inc
(e)
1,503 92
Griffon Corp 3,912 296
JELD-WEN Holding Inc
(e)
3,227 29
Knife River Corp
(e)
128,810 13,342
Louisiana-Pacific Corp 53,562 6,265
LSI Industries Inc 2,116 45
Modine Manufacturing Co
(e)
169,819 17,228
Simpson Manufacturing Co Inc 18,772 3,154
Smith-Midland Corp
(a),(e)
539 22
SPX Technologies Inc
(e)
144,436 21,452
Tecnoglass Inc 2,346 178
UFP Industries Inc 3,562 412
$ 83,001
Chemicals - 0 .93%
Balchem Corp 3,371 539
Cabot Corp 5,597 484
Codexis Inc
(e)
1,002 4
Element Solutions Inc 358,904 9,263
Hawkins Inc 2,013 215
HB Fuller Co 149,064 9,411
Ingevity Corp
(e)
3,794 172
Innospec Inc 2,214 251
Lightwave Logic Inc
(a),(e)
13,337 24
Northern Technologies International Corp 886 11
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals (continued)
Oil-Dri Corp of America 174 $ 7
Orion SA 6,011 84
Quaker Chemical Corp 1,433 202
Sensient Technologies Corp 4,168 315
Stepan Co 253 16
$ 20,998
Coal - 0 .01%
Alpha Metallurgical Resources Inc
(e)
1,142 209
Ramaco Resources Inc - A Shares 2,868 27
Ramaco Resources Inc - B Shares 502 5
$ 241
Commercial Services - 5 .06%
Adtalem Global Education Inc
(e)
714 76
AirSculpt Technologies Inc
(a),(e)
1,398 7
Alarm.com Holdings Inc
(e)
4,918 298
Alta Equipment Group Inc
(a)
3,033 22
American Public Education Inc
(e)
179 4
AMN Healthcare Services Inc
(e)
3,948 109
Arlo Technologies Inc
(e)
379,300 4,442
Barrett Business Services Inc 2,406 104
Bright Horizons Family Solutions Inc
(e)
197,985 24,273
Brink's Co/The 4,628 432
Cadiz Inc
(e)
4,679 23
Carriage Services Inc 1,071 44
Cass Information Systems Inc 1,194 49
CBIZ Inc
(e)
4,996 429
Cimpress PLC
(e)
1,220 81
CompoSecure Inc 2,322 37
Coursera Inc
(e)
14,462 111
CPI Card Group Inc
(e)
585 17
CRA International Inc 679 125
Custom Truck One Source Inc
(e)
3,631 18
Distribution Solutions Group Inc
(e)
966 31
DLH Holdings Corp
(e)
404 3
Driven Brands Holdings Inc
(e)
6,264 103
European Wax Center Inc
(e)
3,539 24
EVERTEC Inc 6,753 219
First Advantage Corp
(a),(e)
276,939 5,229
FiscalNote Holdings Inc
(e)
6,346 8
Flywire Corp
(e)
111,115 2,147
Franklin Covey Co
(e)
1,171 44
FTI Consulting Inc
(e)
72,729 14,208
Hackett Group Inc/The 2,372 73
Herc Holdings Inc 2,935 599
HireQuest Inc 580 8
Huron Consulting Group Inc
(e)
1,828 232
ICF International Inc 1,941 227
Insperity Inc 3,756 282
John Wiley & Sons Inc 2,167 89
Kforce Inc 1,892 105
KinderCare Learning Cos Inc
(a),(e)
677,049 14,042
Laureate Education Inc
(e)
10,926 205
Legalzoom.com Inc
(e)
13,320 120
LiveRamp Holdings Inc
(e)
6,898 235
MarketWise Inc 915 —
Marqeta Inc
(e)
42,823 165
Mister Car Wash Inc
(e)
1,525,168 12,232
Moneylion Inc
(e)
909 79
National Research Corp 1,674 28
Payoneer Global Inc
(e)
22,983 244
Performant Healthcare Inc
(e)
5,468 13
Priority Technology Holdings Inc
(e)
2,043 19
PROG Holdings Inc 692 30
Progyny Inc
(e)
8,243 191
Quad/Graphics Inc 2,152 14
Remitly Global Inc
(e)
15,587 366
Rentokil Initial PLC ADR 406,466 10,182
Sezzle Inc
(e)
210 49
Shift4 Payments Inc
(e)
159,556 19,123

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
SoundThinking Inc
(e)
1,002 $ 13
Spire Global Inc
(e)
2,315 40
StoneCo Ltd
(e)
15,685 144
Stride Inc
(e)
4,443 599
Target Hospitality Corp
(e)
3,437 33
Transcat Inc
(e)
935 72
TriNet Group Inc 3,335 311
Udemy Inc
(e)
9,460 71
Universal Technical Institute Inc
(e)
4,120 113
Upbound Group Inc 5,613 165
Verra Mobility Corp
(e)
17,218 454
ZipRecruiter Inc
(e)
7,498 52
$ 113,736
Computers - 2 .23%
ASGN Inc
(e)
995 88
Cantaloupe Inc
(e)
5,787 47
Corsair Gaming Inc
(e)
1,223 11
Cricut Inc 4,304 23
D-Wave Quantum Inc
(a),(e)
5,607 33
Everspin Technologies Inc
(e)
1,825 11
ExlService Holdings Inc
(e)
16,412 825
Grid Dynamics Holdings Inc
(e)
4,492 101
Insight Enterprises Inc
(e)
2,839 490
Integral Ad Science Holding Corp
(e)
951 10
Lumentum Holdings Inc
(e)
89,400 7,604
Maximus Inc 6,279 473
Mitek Systems Inc
(e)
4,770 49
NCR Atleos Corp
(e)
329,659 10,503
NCR Voyix Corp
(e)
13,788 169
NextNav Inc
(e)
8,084 101
OneSpan Inc 3,595 69
PAR Technology Corp
(e)
3,288 239
PlayAGS Inc
(e)
4,192 50
Qualys Inc
(e)
3,870 540
Rapid7 Inc
(e)
6,477 250
Rekor Systems Inc
(a),(e)
6,919 14
Rimini Street Inc
(e)
1,005 3
Rubrik Inc
(e)
153,402 11,240
System1 Inc
(e)
3,163 2
Tenable Holdings Inc
(e)
156,691 6,752
Varonis Systems Inc
(e)
222,753 10,104
WNS Holdings Ltd
(e)
4,462 273
$ 50,074
Consumer Products - 0 .02%
Central Garden & Pet Co
(e)
216 8
Central Garden & Pet Co - A Shares
(e)
943 29
WD-40 Co 1,417 333
$ 370
Cosmetics & Personal Care - 0 .01%
Beauty Health Co/The
(a),(e)
8,333 14
Honest Co Inc/The
(e)
3,762 24
Interparfums Inc 1,897 268
$ 306
Distribution & Wholesale - 0 .54%
EVI Industries Inc 463 8
Global Industrial Co 1,423 35
H&E Equipment Services Inc 3,081 273
Hudson Technologies Inc
(e)
696 4
OPENLANE Inc
(e)
247,779 5,032
SiteOne Landscape Supply Inc
(e)
47,820 6,805
ThredUp Inc
(e)
1,185 3
VSE Corp 274 28
$ 12,188
Diversified Financial Services - 3 .74%
Acadian Asset Management Inc 2,808 70
Artisan Partners Asset Management Inc 6,588 294
Atlanticus Holdings Corp
(e)
34 2
B Riley Financial Inc 2,152 10
Cohen & Steers Inc 2,872 255
COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Columbia Financial Inc
(e)
211 $ 3
Dave Inc
(e)
847 81
Diamond Hill Investment Group Inc 232 35
Federal Agricultural Mortgage Corp 838 166
First Western Financial Inc
(e)
198 4
FTAI Aviation Ltd 152,494 15,330
GCM Grosvenor Inc 3,877 52
Hamilton Lane Inc 4,003 637
Houlihan Lokey Inc 77,426 14,070
International Money Express Inc
(e)
3,291 62
LendingTree Inc
(e)
82,356 3,700
Moelis & Co 106,451 8,334
Mr Cooper Group Inc
(e)
2,408 250
NerdWallet Inc
(e)
3,643 52
OppFi Inc
(a)
2,092 29
Pagseguro Digital Ltd
(e)
10,248 76
Paysign Inc
(e)
3,469 9
PennyMac Financial Services Inc 1,529 160
Perella Weinberg Partners 79,630 2,057
Piper Sandler Cos 43,516 13,800
PJT Partners Inc 2,428 401
Regional Management Corp 131 5
StepStone Group Inc 196,720 12,606
Stifel Financial Corp 90,567 10,492
StoneX Group Inc
(e)
277 30
Upstart Holdings Inc
(e)
8,201 531
Victory Capital Holdings Inc 4,290 284
Virtus Investment Partners Inc 576 115
WisdomTree Inc 14,696 144
World Acceptance Corp
(e)
330 47
$ 84,193
Electric - 0 .01%
Ameresco Inc
(e)
1,196 27
Genie Energy Ltd 646 9
MGE Energy Inc 1,615 145
Otter Tail Corp 1,925 149
$ 330
Electrical Components & Equipment - 1 .08%
American Superconductor Corp
(e)
3,624 95
Belden Inc 2,254 262
ChargePoint Holdings Inc
(a),(e)
24,973 24
Energizer Holdings Inc 7,527 256
EnerSys 3,832 372
Graham Corp
(e)
1,065 48
Insteel Industries Inc 957 27
Littelfuse Inc 35,211 8,393
nLight Inc
(e)
347 4
Novanta Inc
(e)
68,471 10,248
Powell Industries Inc 966 232
Ultralife Corp
(e)
163 1
Universal Display Corp 28,033 4,203
$ 24,165
Electronics - 1 .48%
Advanced Energy Industries Inc 3,908 450
Allient Inc 111 3
Applied Optoelectronics Inc
(a),(e)
145,812 4,071
Atkore Inc 3,737 304
Atmus Filtration Technologies Inc 8,764 367
Badger Meter Inc 3,064 655
CTS Corp 2,439 125
Enovix Corp
(a),(e)
17,093 206
ESCO Technologies Inc 1,317 175
Evolv Technologies Holdings Inc
(a),(e)
14,147 57
Itron Inc
(e)
4,260 457
Mesa Laboratories Inc 190 26
MicroVision Inc
(a),(e)
13,347 21
Mirion Technologies Inc
(e)
538,591 8,532
Napco Security Technologies Inc 100,779 3,698
NEXTracker Inc
(e)
11,210 565

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
NVE Corp 495 $ 36
OSI Systems Inc
(e)
1,549 304
Plexus Corp
(e)
826 117
Standard BioTools Inc
(a),(e)
7,999 12
TTM Technologies Inc
(e)
310,974 7,647
Turtle Beach Corp
(e)
939 17
Vicor Corp
(e)
1,309 67
Woodward Inc 29,291 5,426
$ 33,338
Energy - Alternate Sources - 0 .02%
Array Technologies Inc
(e)
16,070 118
ASP Isotopes Inc
(a),(e)
5,754 33
Fluence Energy Inc
(e)
6,375 83
Montauk Renewables Inc
(e)
6,892 29
Plug Power Inc
(a),(e)
7,403 14
REX American Resources Corp
(e)
399 17
Shoals Technologies Group Inc
(e)
17,435 83
SolarMax Technology Inc
(a),(e)
1,413 2
Verde Clean Fuels Inc
(e)
442 1
$ 380
Engineering & Construction - 2 .46%
908 Devices Inc
(e)
250 1
Bowman Consulting Group Ltd
(e)
14,628 372
Centuri Holdings Inc
(a),(e)
1,761 39
Construction Partners Inc
(e)
149,071 11,985
Dycom Industries Inc
(e)
2,961 560
Everus Construction Group Inc
(e)
111,223 7,653
Exponent Inc 5,277 484
Fluor Corp
(e)
340,813 16,431
Frontdoor Inc
(e)
8,044 482
Granite Construction Inc 3,775 333
IES Holdings Inc
(e)
851 188
Limbach Holdings Inc
(e)
1,049 97
MYR Group Inc
(e)
1,658 235
NV5 Global Inc
(e)
96,687 1,822
Orion Group Holdings Inc
(e)
421 3
Primoris Services Corp 159,008 12,207
Sterling Infrastructure Inc
(e)
3,111 443
TopBuild Corp
(e)
5,884 2,016
$ 55,351
Entertainment - 0 .42%
Accel Entertainment Inc
(e)
5,367 60
Atlanta Braves Holdings Inc - A shares
(a),(e)
1,066 45
Atlanta Braves Holdings Inc - C shares
(e)
5,245 203
Churchill Downs Inc 22,841 2,823
Cinemark Holdings Inc
(e)
9,136 262
Everi Holdings Inc
(e)
4,656 64
IMAX Corp
(e)
4,449 105
International Game Technology PLC 1,575 27
Madison Square Garden Entertainment Corp
(e)
465 17
Monarch Casino & Resort Inc 1,324 113
Pursuit Attractions and Hospitality Inc
(e)
2,100 83
RCI Hospitality Holdings Inc 498 28
Red Rock Resorts Inc 2,305 113
Reservoir Media Inc
(e)
178 1
Rush Street Interactive Inc
(e)
329,899 4,810
Six Flags Entertainment Corp 7,200 317
Super Group SGHC Ltd 15,796 128
United Parks & Resorts Inc
(e)
3,189 168
Webtoon Entertainment Inc
(a),(e)
810 10
$ 9,377
Environmental Control - 1 .85%
374Water Inc
(e)
5,300 3
Arq Inc
(e)
390 2
Casella Waste Systems Inc
(e)
125,242 13,469
CECO Environmental Corp
(e)
3,029 86
Energy Recovery Inc
(e)
5,944 85
LanzaTech Global Inc
(a),(e)
12,417 12
Montrose Environmental Group Inc
(e)
3,317 69
COMMON STOCKS (continued) Shares Held Value (000’s)
Environmental Control (continued)
Perma-Fix Environmental Services Inc
(e)
1,614 $ 16
PureCycle Technologies Inc
(a),(e)
2,575 24
Quest Resource Holding Corp
(e)
2,075 12
Waste Connections Inc 150,810 27,714
$ 41,492
Food - 0 .76%
Beyond Meat Inc
(a),(e)
6,636 26
Calavo Growers Inc 346 8
Cal-Maine Foods Inc 252 27
Chefs' Warehouse Inc/The
(e)
242,317 13,052
J & J Snack Foods Corp 1,578 216
John B Sanfilippo & Son Inc 926 67
Krispy Kreme Inc 8,890 81
Lancaster Colony Corp 2,037 344
Lifeway Foods Inc
(e)
507 12
Mama's Creations Inc
(e)
3,584 28
Mission Produce Inc
(e)
688 8
Nathan's Famous Inc 276 22
Natural Grocers by Vitamin Cottage Inc 235 10
Simply Good Foods Co/The
(e)
9,516 362
Sprouts Farmers Market Inc
(e)
10,523 1,666
SunOpta Inc
(e)
9,860 72
Utz Brands Inc 76,857 1,027
WK Kellogg Co 6,882 114
$ 17,142
Forest Products & Paper - 0 .00%
Sylvamo Corp 779 62
Hand & Machine Tools - 0 .39%
Cadre Holdings Inc 2,681 104
Enerpac Tool Group Corp 5,691 257
Franklin Electric Co Inc 4,728 473
MSA Safety Inc 48,481 7,986
$ 8,820
Healthcare - Products - 7 .08%
Accuray Inc
(e)
10,170 23
Akoya Biosciences Inc
(a),(e)
3,404 10
Alphatec Holdings Inc
(e)
313,532 3,696
Artivion Inc
(e)
3,128 97
AtriCure Inc
(e)
260,135 10,372
Avita Medical Inc
(e)
2,941 27
Axogen Inc
(e)
4,426 81
Beta Bionics Inc
(e)
134,099 3,193
BioLife Solutions Inc
(e)
3,348 91
Bio-Techne Corp 144,505 10,628
Bioventus Inc
(e)
1,639 18
Bruker Corp 216,514 12,590
CareDx Inc
(e)
1,298 30
Castle Biosciences Inc
(e)
945 27
Ceribell Inc
(e)
28,968 667
Cerus Corp
(e)
19,512 37
CONMED Corp 3,197 230
CVRx Inc
(e)
139,285 2,226
Embecta Corp 626 11
Establishment Labs Holdings Inc
(e)
266,010 8,526
Fractyl Health Inc
(e)
1,912 4
Glaukos Corp
(e)
86,389 13,515
Haemonetics Corp
(e)
5,245 362
Inari Medical Inc
(e)
183,482 14,618
InfuSystem Holdings Inc
(e)
2,393 19
Inmode Ltd
(e)
1,007 17
Integer Holdings Corp
(e)
2,436 346
iRadimed Corp 835 49
iRhythm Technologies Inc
(e)
3,249 354
Lantheus Holdings Inc
(e)
7,185 665
LeMaitre Vascular Inc 2,105 204
LivaNova PLC
(e)
164,499 8,217
Masimo Corp
(e)
51,035 8,892
Merit Medical Systems Inc
(e)
75,593 8,230
MiMedx Group Inc
(e)
5,856 51

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
NeuroPace Inc
(a),(e)
1,532 $ 21
Novocure Ltd
(e)
136,218 3,340
OmniAb Inc
(e)
998 3
Orchestra BioMed Holdings Inc
(a),(e)
1,194 6
Orthofix Medical Inc
(e)
191,697 3,514
OrthoPediatrics Corp
(e)
186,757 4,482
Paragon 28 Inc
(e)
4,919 64
Patterson Cos Inc 1,508 47
PROCEPT BioRobotics Corp
(e)
147,134 10,667
Pulmonx Corp
(e)
4,278 24
Pulse Biosciences Inc
(e)
1,968 41
Quanterix Corp
(e)
643 6
Repligen Corp
(e)
55,845 9,282
RxSight Inc
(e)
3,789 128
Sanara Medtech Inc
(a),(e)
478 17
Semler Scientific Inc
(a),(e)
504 26
Sera Prognostics Inc
(e)
3,117 20
SI-BONE Inc
(e)
429,415 7,197
STAAR Surgical Co
(e)
5,177 125
Stereotaxis Inc
(e)
5,670 14
Surmodics Inc
(e)
952 32
Tandem Diabetes Care Inc
(e)
110,713 4,103
TransMedics Group Inc
(e)
108,216 7,310
Treace Medical Concepts Inc
(a),(e)
5,276 53
Twist Bioscience Corp
(e)
6,085 319
UFP Technologies Inc
(e)
753 207
Zynex Inc
(a),(e)
1,837 14
$ 159,185
Healthcare - Services - 2 .99%
Accolade Inc
(e)
2,736 19
Addus HomeCare Corp
(e)
714 89
agilon health Inc
(e)
32,235 108
Ardent Health Partners Inc
(e)
883 13
Astrana Health Inc
(e)
4,500 166
Aveanna Healthcare Holdings Inc
(e)
4,069 19
BrightSpring Health Services Inc
(a),(e)
326,756 7,712
Brookdale Senior Living Inc
(e)
17,249 80
Community Health Systems Inc
(e)
7,571 24
Concentra Group Holdings Parent Inc 7,868 183
CorVel Corp
(e)
2,761 320
DocGo Inc
(e)
2,387 12
Encompass Health Corp 150,781 14,968
Enhabit Inc
(e)
395 3
Ensign Group Inc/The 5,789 809
GeneDx Holdings Corp
(e)
20,805 1,557
HealthEquity Inc
(e)
223,431 24,671
Innovage Holding Corp
(e)
481 2
Joint Corp/The
(e)
1,310 14
LifeStance Health Group Inc
(e)
664,198 5,293
ModivCare Inc
(e)
707 3
Nano-X Imaging Ltd
(a),(e)
5,527 40
Oscar Health Inc
(e)
20,813 346
PACS Group Inc
(e)
4,003 58
Pennant Group Inc/The
(e)
3,386 90
Quipt Home Medical Corp
(e)
482 2
RadNet Inc
(e)
157,005 10,279
Select Medical Holdings Corp 7,722 152
Sonida Senior Living Inc
(a),(e)
280 6
Teladoc Health Inc
(e)
3,082 31
US Physical Therapy Inc 1,558 138
Viemed Healthcare Inc
(e)
3,737 31
$ 67,238
Home Builders - 0 .66%
Cavco Industries Inc
(e)
858 436
Century Communities Inc 373 29
Champion Homes Inc
(e)
123,183 11,374
Dream Finders Homes Inc
(e)
2,917 67
Forestar Group Inc
(e)
290 7
Green Brick Partners Inc
(e)
887 54
COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders (continued)
Hovnanian Enterprises Inc
(e)
30 $ 4
Installed Building Products Inc 12,065 2,399
KB Home 927 62
Landsea Homes Corp
(e)
291 2
LCI Industries 2,582 271
LGI Homes Inc
(e)
173 15
Tri Pointe Homes Inc
(e)
2,788 103
United Homes Group Inc
(e)
557 2
$ 14,825
Home Furnishings - 0 .69%
Arhaus Inc 407,562 5,005
Daktronics Inc
(e)
560 9
Lovesac Co/The
(e)
853 22
SharkNinja Inc
(e)
91,534 10,234
Sonos Inc
(e)
11,240 155
$ 15,425
Insurance - 2 .00%
American Coastal Insurance Corp 1,262 15
AMERISAFE Inc 849 43
Baldwin Insurance Group Inc/The
(e)
196,097 8,030
Bowhead Specialty Holdings Inc
(e)
52,889 1,710
Crawford & Co 1,686 20
F&G Annuities & Life Inc 87 4
Goosehead Insurance Inc 2,341 251
HCI Group Inc 857 105
Investors Title Co 19 4
Kingsway Financial Services Inc
(e)
1,442 12
Lemonade Inc
(e)
4,485 149
Mercury General Corp 377 19
NMI Holdings Inc
(e)
659 25
Palomar Holdings Inc
(e)
107,652 11,612
RLI Corp 116,661 8,557
Roadzen Inc
(e)
527 1
Root Inc/OH
(e)
896 87
Selective Insurance Group Inc 14,649 1,233
SiriusPoint Ltd
(e)
909 13
Skyward Specialty Insurance Group Inc
(e)
187,757 8,314
Stewart Information Services Corp 14,313 933
Tiptree Inc 655 13
Trupanion Inc
(a),(e)
3,423 162
TWFG Inc
(e)
126,485 3,628
Universal Insurance Holdings Inc 499 10
$ 44,950
Internet - 1 .39%
1-800-Flowers.com Inc
(e)
581 5
1stdibs.com Inc
(e)
758 3
AudioEye Inc
(e)
868 16
Backblaze Inc
(e)
4,499 27
Bumble Inc
(e)
1,159 9
Cardlytics Inc
(e)
4,281 13
Cargurus Inc
(e)
9,060 355
Cogent Communications Holdings Inc 237,216 17,871
Couchbase Inc
(e)
4,228 75
Despegar.com Corp
(e)
961 18
Entravision Communications Corp 1,272 3
ePlus Inc
(e)
1,837 147
Eventbrite Inc
(e)
8,008 25
EverQuote Inc
(e)
2,629 53
Figs Inc
(e)
617 4
fuboTV Inc
(e)
2,829 11
Gambling.com Group Ltd
(e)
1,942 27
Getty Images Holdings Inc
(a),(e)
10,475 27
Grindr Inc
(e)
2,559 46
Groupon Inc
(e)
1,297 14
HealthStream Inc 882 29
Hims & Hers Health Inc
(e)
19,829 739
Innovid Corp
(e)
1,084 3
LifeMD Inc
(e)
2,467 14
Liquidity Services Inc
(e)
2,227 77

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet (continued)
LiveOne Inc
(e)
6,603 $ 10
Magnite Inc
(e)
11,772 203
MediaAlpha Inc
(e)
3,131 36
Nerdy Inc
(e)
8,757 16
Open Lending Corp
(e)
10,618 64
Opendoor Technologies Inc
(e)
3,498 5
OptimizeRx Corp
(e)
2,116 12
Q2 Holdings Inc
(e)
107,955 10,274
QuinStreet Inc
(e)
5,621 133
RealReal Inc/The
(e)
7,421 71
Revolve Group Inc
(e)
3,986 126
Shutterstock Inc 1,986 59
Sprinklr Inc
(e)
12,124 108
Tucows Inc
(e)
843 13
Upwork Inc
(e)
13,095 206
Vivid Seats Inc
(a),(e)
8,062 35
Yelp Inc
(e)
6,721 268
$ 31,250
Investment Companies - 0 .24%
Cipher Mining Inc
(e)
14,164 81
Cleanspark Inc
(a),(e)
26,005 271
Core Scientific Inc
(e)
14,663 180
MARA Holdings Inc
(a),(e)
100,225 1,838
Riot Platforms Inc
(e)
3,959 47
Terawulf Inc
(e)
25,980 124
Trinity Capital Inc 179,519 2,747
$ 5,288
Iron & Steel - 0 .76%
ATI Inc
(e)
129,163 7,374
Carpenter Technology Corp 50,110 9,674
$ 17,048
Leisure Products & Services - 0 .16%
Acushnet Holdings Corp 2,937 192
Global Business Travel Group I
(e)
11,348 100
Lindblad Expeditions Holdings Inc
(e)
2,652 34
Livewire Group Inc
(e)
2,191 7
Marine Products Corp 325 3
OneSpaWorld Holdings Ltd 138,817 2,965
Peloton Interactive Inc
(e)
34,195 265
Sabre Corp
(e)
8,651 29
Xponential Fitness Inc
(e)
2,589 43
$ 3,638
Lodging - 0 .01%
Hilton Grand Vacations Inc
(e)
7,430 306
Machinery - Construction & Mining - 0 .12%
Argan Inc 1,307 179
Bloom Energy Corp
(e)
99,871 2,355
Hyster-Yale Inc 720 38
NANO Nuclear Energy Inc
(a),(e)
126 5
NuScale Power Corp
(a),(e)
8,852 211
$ 2,788
Machinery - Diversified - 3 .74%
Alamo Group Inc 1,060 197
Albany International Corp 788 64
Applied Industrial Technologies Inc 44,693 11,621
Cactus Inc 145,446 8,684
Chart Industries Inc
(e)
60,030 12,702
CSW Industrials Inc 35,371 11,665
DXP Enterprises Inc/TX
(e)
128 13
Esab Corp 83,339 10,321
Gorman-Rupp Co/The 2,174 83
GrafTech International Ltd
(e)
24,902 37
Ichor Holdings Ltd
(e)
1,123 31
IDEX Corp 28,174 6,320
Kadant Inc 17,674 6,591
Lindsay Corp 556 75
Mueller Water Products Inc - Class A 264,686 6,088
Taylor Devices Inc
(a),(e)
284 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Machinery - Diversified (continued)
Tennant Co 869 $ 74
Thermon Group Holdings Inc
(e)
389 11
Watts Water Technologies Inc 2,856 591
Zurn Elkay Water Solutions Corp 224,998 8,874
$ 84,051
Media - 0 .01%
GCI Liberty Inc - Escrow
(e),(f)
157,046 —
Sinclair Inc 3,323 49
Thryv Holdings Inc
(e)
3,876 68
Townsquare Media Inc 1,577 14
Value Line Inc 60 2
$ 133
Metal Fabrication & Hardware - 0 .90%
AZZ Inc 2,515 216
Helios Technologies Inc 2,366 106
Hillman Solutions Corp
(e)
3,601 36
Janus International Group Inc
(e)
14,929 124
Mayville Engineering Co Inc
(e)
140 2
Mueller Industries Inc 10,790 850
Northwest Pipe Co
(e)
199 10
Omega Flex Inc 395 15
Standex International Corp 922 168
Valmont Industries Inc 55,540 18,426
Worthington Enterprises Inc 2,898 121
Xometry Inc
(e)
4,436 147
$ 20,221
Mining - 0 .17%
Centrus Energy Corp
(e)
1,070 88
Century Aluminum Co
(e)
5,510 101
Constellium SE
(e)
13,508 134
Contango ORE Inc
(a),(e)
471 5
Critical Metals Corp
(e)
902 7
Dakota Gold Corp
(e)
4,510 10
Encore Energy Corp
(a),(e)
13,996 46
Ivanhoe Electric Inc / US
(e)
8,731 52
Kaiser Aluminum Corp 1,567 110
MAC Copper Ltd
(e)
1,652 17
Perpetua Resources Corp
(e)
4,020 47
Piedmont Lithium Inc
(a),(e)
443 4
United States Lime & Minerals Inc 1,092 121
Uranium Energy Corp
(e)
429,921 3,035
Ur-Energy Inc
(e)
33,649 35
$ 3,812
Miscellaneous Manufacturers - 1 .69%
Byrna Technologies Inc
(e)
1,801 49
Enpro Inc 52,096 9,674
Fabrinet
(e)
77,943 16,852
Federal Signal Corp 6,279 617
Hillenbrand Inc 2,452 83
ITT Inc 67,152 10,141
JBT Marel Corp 339 45
Materion Corp 2,019 204
Myers Industries Inc 3,833 46
Park Aerospace Corp 901 13
Sight Sciences Inc
(e)
3,946 11
Smith & Wesson Brands Inc 343 4
Solidion Technology Inc
(e)
2,466 1
Sturm Ruger & Co Inc 522 19
Trinity Industries Inc 7,854 297
$ 38,056
Office & Business Equipment - 0 .00%
Pitney Bowes Inc 5,171 46
Office Furnishings - 0 .01%
CompX International Inc
(a)
118 3
HNI Corp 2,364 118
Interface Inc 633 15
Virco Mfg. Corp 94 1
$ 137

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas - 0 .37%
Berry Corp 2,795 $ 12
BKV Corp
(e)
360 9
Crescent Energy Co 4,359 66
CVR Energy Inc 3,174 60
Delek US Holdings Inc 1,816 32
Diversified Energy Co PLC 222 4
Empire Petroleum Corp
(e)
1,606 9
Evolution Petroleum Corp 801 4
Gulfport Energy Corp
(e)
694 124
Infinity Natural Resources Inc
(e)
111,141 2,342
Kosmos Energy Ltd
(e)
48,882 155
Magnolia Oil & Gas Corp 16,720 396
Nabors Industries Ltd
(e)
323 19
Noble Corp PLC 9,398 301
Northern Oil & Gas Inc 63,396 2,279
Permian Resources Corp 32,554 477
Prairie Operating Co
(a),(e)
313 3
Riley Exploration Permian Inc 152 5
Sable Offshore Corp
(e)
67,735 1,689
Seadrill Ltd
(e)
2,136 77
SM Energy Co 2,014 77
VAALCO Energy Inc 1,008 4
Valaris Ltd
(e)
4,092 196
W&T Offshore Inc 11,135 17
$ 8,357
Oil & Gas Services - 1 .73%
Archrock Inc 17,451 490
Aris Water Solutions Inc 147 4
Atlas Energy Solutions Inc
(a)
7,122 163
ChampionX Corp 518,978 14,864
Core Laboratories Inc 4,879 83
DMC Global Inc
(e)
502 4
Drilling Tools International Corp
(a),(e)
498 2
Flowco Holdings Inc
(e)
146,751 4,109
Helix Energy Solutions Group Inc
(e)
2,999 24
Kodiak Gas Services Inc 920 43
Liberty Energy Inc 1,035 19
Natural Gas Services Group Inc
(e)
272 7
Oceaneering International Inc
(e)
381,463 9,479
Solaris Energy Infrastructure Inc 157,418 4,296
TechnipFMC PLC 53,188 1,598
TETRA Technologies Inc
(e)
13,117 54
Tidewater Inc
(e)
64,990 3,582
$ 38,821
Packaging & Containers - 0 .00%
Ardagh Metal Packaging SA 15,093 42
Karat Packaging Inc 777 24
Pactiv Evergreen Inc 569 10
$ 76
Pharmaceuticals - 3 .17%
AdaptHealth Corp
(e)
4,623 50
Akebia Therapeutics Inc
(e)
1,728 4
Alector Inc
(e)
8,964 15
Alkermes PLC
(e)
16,825 531
Amneal Pharmaceuticals Inc
(e)
14,068 116
Amphastar Pharmaceuticals Inc
(e)
3,996 139
Anika Therapeutics Inc
(e)
226 4
Aquestive Therapeutics Inc
(e)
2,266 7
Arvinas Inc
(e)
6,728 118
Ascendis Pharma A/S ADR
(e)
29,821 3,896
Avadel Pharmaceuticals PLC
(e)
9,686 77
BellRing Brands Inc
(e)
142,023 10,985
Biote Corp
(e)
2,838 14
Catalyst Pharmaceuticals Inc
(e)
11,681 264
Coherus Biosciences Inc
(e)
2,523 3
Collegium Pharmaceutical Inc
(e)
215,147 6,910
Corbus Pharmaceuticals Holdings Inc
(e)
772 8
Corcept Therapeutics Inc
(e)
8,449 565
CorMedix Inc
(e)
5,778 59
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Enliven Therapeutics Inc
(a),(e)
3,464 $ 76
Fennec Pharmaceuticals Inc
(e)
566 4
Foghorn Therapeutics Inc
(e)
1,842 8
Fulcrum Therapeutics Inc
(e)
2,625 10
Galectin Therapeutics Inc
(a),(e)
1,000 1
Guardian Pharmacy Services Inc
(e)
368 8
Gyre Therapeutics Inc
(a),(e)
106 1
Harmony Biosciences Holdings Inc
(e)
3,956 153
Harrow Inc
(e)
3,172 97
Herbalife Ltd
(e)
7,041 38
Heron Therapeutics Inc
(a),(e)
1,492 3
Ironwood Pharmaceuticals Inc
(e)
5,404 13
KalVista Pharmaceuticals Inc
(e)
204,317 1,821
Kura Oncology Inc
(e)
7,534 60
Madrigal Pharmaceuticals Inc
(e)
7,813 2,615
MannKind Corp
(e)
21,507 125
Maze Therapeutics Inc
(e)
129,358 2,063
MediWound Ltd
(a),(e)
941 18
Merus NV
(e)
76,246 3,122
Mirum Pharmaceuticals Inc
(e)
4,145 203
Nature's Sunshine Products Inc
(e)
217 3
Neurocrine Biosciences Inc
(e)
104,218 15,822
Neurogene Inc
(e)
618 10
Ocugen Inc
(e)
31,790 23
Ocular Therapeutix Inc
(e)
16,381 126
Option Care Health Inc
(e)
8,396 260
ORIC Pharmaceuticals Inc
(e)
1,690 18
Outlook Therapeutics Inc
(e)
645 1
Owens & Minor Inc
(e)
1,288 18
Pacira BioSciences Inc
(e)
406 11
Phibro Animal Health Corp 555 12
Protagonist Therapeutics Inc
(e)
6,109 231
Regulus Therapeutics Inc
(e)
2,158 2
Revance Therapeutics Inc
(e)
10,979 40
Rhythm Pharmaceuticals Inc
(e)
5,720 340
scPharmaceuticals Inc
(e)
4,375 15
SIGA Technologies Inc 3,842 23
Skye Bioscience Inc
(e)
348 1
Spyre Therapeutics Inc
(e)
133,797 3,076
Supernus Pharmaceuticals Inc
(e)
408 16
Telomir Pharmaceuticals Inc
(e)
925 5
Trevi Therapeutics Inc
(e)
4,338 17
Vaxcyte Inc
(e)
191,600 16,922
Verrica Pharmaceuticals Inc
(e)
2,559 2
Xeris Biopharma Holdings Inc
(e)
14,650 52
Y-mAbs Therapeutics Inc
(e)
4,109 25
$ 71,275
Pipelines - 0 .01%
Kinetik Holdings Inc 415 27
NextDecade Corp
(e)
12,017 102
$ 129
Private Equity - 0 .01%
P10 Inc 3,650 50
Patria Investments Ltd 5,831 69
$ 119
Real Estate - 0 .05%
Compass Inc
(e)
37,906 275
eXp World Holdings Inc 8,511 97
Maui Land & Pineapple Co Inc
(e)
796 16
McGrath RentCorp 2,542 312
Offerpad Solutions Inc
(e)
269 —
Real Brokerage Inc/The
(e)
10,725 55
Redfin Corp
(e)
12,351 99
Sky Harbour Group Corp
(a),(e)
1,364 15
St Joe Co/The 3,753 180
$ 1,049

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 0 .62%
AG Mortgage Investment Trust Inc 382 $ 3
Alexander's Inc 218 41
Angel Oak Mortgage REIT Inc 350 4
Apartment Investment and Management Co 6,937 63
Armada Hoffler Properties Inc 630 6
CareTrust REIT Inc 1,596 42
CBL & Associates Properties Inc 1,562 48
Clipper Realty Inc 941 4
Community Healthcare Trust Inc 171 3
EastGroup Properties Inc 48,617 8,246
Gladstone Commercial Corp 686 11
KKR Real Estate Finance Trust Inc 1,772 18
NETSTREIT Corp 1,711 25
Outfront Media Inc 6,288 116
Phillips Edison & Co Inc 1,880 68
Postal Realty Trust Inc 980 13
Ryman Hospitality Properties Inc 46,533 4,878
Saul Centers Inc 985 36
Strawberry Fields REIT Inc 689 8
Tanger Inc 4,351 143
UMH Properties Inc 1,188 21
Universal Health Realty Income Trust 1,110 43
$ 13,840
Retail - 6 .94%
Abercrombie & Fitch Co
(e)
5,241 626
Academy Sports & Outdoors Inc 1,887 99
American Eagle Outfitters Inc 14,663 237
Arko Corp 749 5
Beacon Roofing Supply Inc
(e)
6,040 715
BJ's Restaurants Inc
(e)
125,108 4,528
Blink Charging Co
(a),(e)
4,542 5
Bloomin' Brands Inc 4,234 53
Boot Barn Holdings Inc
(e)
129,605 20,847
Brinker International Inc
(e)
4,148 755
Buckle Inc/The 3,205 153
Build-A-Bear Workshop Inc 1,293 55
Caleres Inc 1,151 21
Camping World Holdings Inc 5,880 136
Casey's General Stores Inc 41,106 17,337
Cheesecake Factory Inc/The 5,033 283
Cracker Barrel Old Country Store Inc 515 33
Dave & Buster's Entertainment Inc
(e)
3,350 89
Denny's Corp
(e)
4,095 26
Dine Brands Global Inc 249 7
Dutch Bros Inc
(e)
208,776 13,053
EVgo Inc
(e)
1,515 5
First Watch Restaurant Group Inc
(e)
147,586 3,096
FirstCash Holdings Inc 4,022 439
Five Below Inc
(e)
84,465 7,921
Freshpet Inc
(e)
178,490 28,550
Genesco Inc
(e)
316 13
GMS Inc
(e)
3,690 311
GrowGeneration Corp
(e)
565 1
J Jill Inc 598 16
Jack in the Box Inc
(a)
44,779 1,755
Kura Sushi USA Inc
(e)
612 49
Leslie's Inc
(e)
12,118 24
National Vision Holdings Inc
(e)
230,498 2,628
Ollie's Bargain Outlet Holdings Inc
(e)
163,836 18,269
ONE Group Hospitality Inc/The
(e)
2,336 9
Papa John's International Inc 2,491 99
Patrick Industries Inc 3,381 328
Portillo's Inc
(a),(e)
471,619 6,560
Potbelly Corp
(e)
2,906 36
PriceSmart Inc 1,641 149
Qurate Retail Inc
(e)
319 1
RH
(e)
23,490 9,845
Savers Value Village Inc
(e)
2,477 28
Shake Shack Inc
(e)
3,965 468
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sonic Automotive Inc 438 $ 32
Sweetgreen Inc
(e)
10,456 344
Texas Roadhouse Inc 41,610 7,536
Tile Shop Holdings Inc
(e)
1,281 10
Urban Outfitters Inc
(e)
1,839 102
Victoria's Secret & Co
(e)
1,913 69
Warby Parker Inc
(e)
9,250 256
Wingstop Inc 26,971 8,035
$ 156,047
Savings & Loans - 0 .35%
Axos Financial Inc
(e)
112,691 7,881
Greene County Bancorp Inc 794 21
$ 7,902
Semiconductors - 4 .72%
ACM Research Inc
(e)
3,646 75
Aehr Test Systems
(a),(e)
2,948 33
Ambarella Inc
(e)
2,061 158
Arteris Inc
(e)
2,921 31
Axcelis Technologies Inc
(e)
3,402 231
CEVA Inc
(e)
2,062 66
Diodes Inc
(e)
508 30
Entegris Inc 103,619 10,521
FormFactor Inc
(e)
139,873 5,602
GCT Semiconductor Holding Inc
(e)
1,022 2
Impinj Inc
(e)
77,639 9,852
Kulicke & Soffa Industries Inc 103,236 4,579
Lattice Semiconductor Corp
(e)
99,941 5,699
MACOM Technology Solutions Holdings Inc
(e)
122,078 16,145
MaxLinear Inc
(e)
7,838 140
Navitas Semiconductor Corp
(a),(e)
1,936 6
Onto Innovation Inc
(e)
17,540 3,592
Ouster Inc
(e)
899 9
Photronics Inc
(e)
2,180 50
Power Integrations Inc 111,983 6,979
QuickLogic Corp
(a),(e)
1,547 13
Rambus Inc
(e)
134,190 8,269
Semtech Corp
(e)
227,233 15,215
Silicon Laboratories Inc
(e)
3,343 453
SiTime Corp
(e)
76,664 15,655
SkyWater Technology Inc
(a),(e)
225,416 2,329
Synaptics Inc
(e)
329 28
Ultra Clean Holdings Inc
(e)
4,619 170
Veeco Instruments Inc
(e)
4,905 124
$ 106,056
Software - 11 .22%
8x8 Inc
(e)
13,817 39
ACI Worldwide Inc
(e)
11,018 590
ACV Auctions Inc
(e)
681,796 14,427
Adeia Inc 9,655 124
Agilysys Inc
(e)
56,250 5,075
Airship AI Holdings Inc
(a),(e)
893 4
Alignment Healthcare Inc
(e)
10,504 162
Alkami Technology Inc
(e)
342,725 11,924
Altair Engineering Inc
(e)
5,671 626
Amplitude Inc
(e)
8,158 99
Appian Corp
(e)
4,195 147
Asana Inc
(e)
8,465 181
AvePoint Inc
(e)
13,456 253
AvidXchange Holdings Inc
(e)
18,160 192
Bandwidth Inc
(e)
2,313 41
BigBear.ai Holdings Inc
(a),(e)
8,066 34
BigCommerce Holdings Inc
(e)
7,457 45
Blackbaud Inc
(e)
4,230 326
BlackLine Inc
(e)
89,343 5,705
Blend Labs Inc
(e)
24,793 95
Box Inc
(e)
14,715 491
Braze Inc
(e)
236,140 10,858
C3.ai Inc
(e)
11,557 362
CCC Intelligent Solutions Holdings Inc
(e)
1,580,967 17,564

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Clear Secure Inc 156,763 $ 3,711
Clearwater Analytics Holdings Inc
(e)
740,234 20,845
Climb Global Solutions Inc 433 55
Commvault Systems Inc
(e)
19,542 3,112
CS Disco Inc
(e)
2,197 11
CSG Systems International Inc 3,068 180
Daily Journal Corp
(e)
98 40
Digimarc Corp
(a),(e)
1,488 55
DigitalOcean Holdings Inc
(e)
6,857 284
Domo Inc
(e)
3,806 32
Donnelley Financial Solutions Inc
(e)
1,719 114
Dynatrace Inc
(e)
263,647 15,226
eGain Corp
(e)
1,797 11
Enfusion Inc
(e)
5,183 58
EverCommerce Inc
(e)
1,760 18
Evolent Health Inc
(e)
12,060 126
Fastly Inc
(e)
10,783 113
Freshworks Inc
(e)
21,688 403
GigaCloud Technology Inc
(a),(e)
2,475 53
Golden Matrix Group Inc
(e)
1,869 3
Guidewire Software Inc
(e)
44,501 9,402
Health Catalyst Inc
(e)
477 3
I3 Verticals Inc
(e)
184 5
Ibotta Inc
(a),(e)
1,618 117
Innodata Inc
(e)
2,815 104
Inspired Entertainment Inc
(e)
2,480 25
Intapp Inc
(e)
207,707 14,808
IonQ Inc
(e)
20,992 829
Jamf Holding Corp
(e)
8,547 129
Kaltura Inc
(e)
10,828 27
Klaviyo Inc
(e)
264,349 12,163
Life360 Inc
(e)
41,520 1,899
Matterport Inc
(e)
27,600 144
Meridianlink Inc
(e)
2,047 39
Monday.com Ltd
(e)
32,506 8,304
N-able Inc/US
(e)
7,424 72
Olo Inc
(e)
5,326 39
Onestream Inc
(e)
316,977 9,440
PagerDuty Inc
(e)
9,307 172
PDF Solutions Inc
(e)
246,915 6,879
Phreesia Inc
(e)
601,251 17,112
Porch Group Inc
(e)
8,502 38
Privia Health Group Inc
(e)
10,719 245
Progress Software Corp 4,424 254
PROS Holdings Inc
(e)
288,514 6,815
PubMatic Inc
(e)
4,365 66
Red Violet Inc 1,147 42
ReposiTrak Inc
(a)
1,327 28
Sapiens International Corp NV 3,186 87
Schrodinger Inc/United States
(e)
5,820 146
SEMrush Holdings Inc
(e)
3,942 69
ServiceTitan Inc
(e)
40,951 4,208
Silvaco Group Inc
(e)
455 4
Simulations Plus Inc 1,646 56
SoundHound AI Inc
(a),(e)
32,237 456
Sprout Social Inc
(e)
45,613 1,490
SPS Commerce Inc
(e)
72,802 13,445
Take-Two Interactive Software Inc
(e)
64,588 11,982
Talkspace Inc
(e)
12,839 40
Tempus AI Inc
(a),(e)
72,383 4,154
Vertex Inc
(e)
5,679 328
Viant Technology Inc
(e)
1,595 35
Waystar Holding Corp
(e)
2,906 117
Weave Communications Inc
(e)
4,133 67
WM Technology Inc
(e)
8,898 12
Workiva Inc
(e)
121,693 11,953
Yext Inc
(e)
11,118 73
Zeta Global Holdings Corp
(e)
18,676 343
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Zuora Inc
(e)
14,565 $ 145
$ 252,224
Telecommunications - 2 .18%
A10 Networks Inc 7,427 146
Anterix Inc
(e)
987 28
Applied Digital Corp
(a),(e)
13,788 98
Calix Inc
(e)
4,582 182
Credo Technology Group Holding Ltd
(e)
436,310 30,551
DigitalBridge Group Inc 394,931 4,332
Extreme Networks Inc
(e)
7,203 114
Globalstar Inc
(e)
64,148 98
Gogo Inc
(e)
3,120 26
Harmonic Inc
(e)
11,604 131
IDT Corp - Class B 1,139 54
Infinera Corp
(a),(e)
967,991 6,408
InterDigital Inc 36,946 6,760
Ooma Inc
(e)
275 4
Preformed Line Products Co 22 3
$ 48,935
Transportation - 1 .11%
ArcBest Corp 107,684 10,296
Costamare Inc 256 3
Covenant Logistics Group Inc 299 8
CryoPort Inc
(e)
3,727 28
Dorian LPG Ltd 1,901 46
FLEX LNG Ltd
(a)
1,907 49
Heartland Express Inc 2,152 25
Himalaya Shipping Ltd
(e)
3,148 15
Kirby Corp
(e)
83,560 9,121
Marten Transport Ltd 1,377 21
PAMT CORP
(e)
98 1
Proficient Auto Logistics Inc
(e)
410 4
RXO Inc
(e)
207,842 5,331
SFL Corp Ltd 2,859 30
Universal Logistics Holdings Inc 273 12
Werner Enterprises Inc 852 31
World Kinect Corp 679 19
$ 25,040
Water - 0 .01%
American States Water Co 2,188 163
California Water Service Group 1,645 75
Consolidated Water Co Ltd 411 11
Global Water Resources Inc 1,392 16
Middlesex Water Co 266 13
York Water Co/The 205 6
$ 284
TOTAL COMMON STOCKS $ 2,183,438
Total Investments $ 2,279,942
Other Assets and Liabilities -  (1.40)% (31,477)
TOTAL NET ASSETS - 100.00% $ 2,248,465
(a) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $22,763 or 1.01% of net assets.
(b) 1-day yield shown is as of period end.
(c) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $23,506 or
1.05% of net assets.
(d) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(e) Non-income producing security
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.

Schedule of Investments
SmallCap Growth Fund I
January 31, 2025 (unaudited)
See accompanying notes.

Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 82,817 $ 365,806 $ 360,109 $ 88,514
$ 82,817 $ 365,806 $ 360,109 $ 88,514
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 539 $ — $ — $ —
$ 539 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.
Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2025 Long 47 $ 5,394 $ 8
Total $ 8
Amounts in thousands except contracts.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 2 .25 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .12%
iShares Core S&P Small-Cap ETF 14,744 $ 1,746
Money Market Funds - 2 .13%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
1,895,187 1,896
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(c)
29,254,198 29,254
$ 31,150
TOTAL INVESTMENT COMPANIES $ 32,896
COMMON STOCKS - 97 .70 % Shares Held Value (000's)
Advertising - 0 .03%
TechTarget Inc
(d)
26,964 $ 459
Aerospace & Defense - 1 .17%
AAR Corp
(d)
36,148 2,449
AeroVironment Inc
(d)
28,699 5,170
Mercury Systems Inc
(d)
51,946 2,166
Moog Inc 29,478 5,355
National Presto Industries Inc 5,239 504
Triumph Group Inc
(d)
79,270 1,485
$ 17,129
Agriculture - 0 .25%
Andersons Inc/The 32,925 1,342
Fresh Del Monte Produce Inc 34,393 1,049
Universal Corp/VA 25,307 1,344
$ 3,735
Airlines - 1 .28%
Alaska Air Group Inc
(d)
130,093 9,529
Allegiant Travel Co 14,904 1,527
JetBlue Airways Corp
(d)
305,710 2,012
SkyWest Inc
(d)
41,326 4,997
Sun Country Airlines Holdings Inc
(d)
40,149 681
$ 18,746
Apparel - 1 .68%
Carter's Inc 36,933 1,992
Hanesbrands Inc
(d)
361,236 2,933
Kontoor Brands Inc 50,857 4,671
Oxford Industries Inc 15,119 1,268
Steven Madden Ltd 73,982 3,037
VF Corp 339,126 8,807
Wolverine World Wide Inc 82,053 1,832
$ 24,540
Automobile Manufacturers - 0 .05%
Wabash National Corp 44,413 693
Automobile Parts & Equipment - 1 .00%
Adient PLC
(d)
89,352 1,557
American Axle & Manufacturing Holdings Inc
(d)
120,499 630
Dana Inc 132,232 2,108
Dorman Products Inc
(d)
27,832 3,654
Fox Factory Holding Corp
(d)
42,718 1,167
Gentherm Inc
(d)
31,749 1,211
Phinia Inc 43,102 2,194
Standard Motor Products Inc 21,149 656
Titan International Inc
(d)
49,177 434
XPEL Inc
(d)
23,236 974
$ 14,585
Banks - 7 .54%
Ameris Bancorp 66,286 4,352
Atlantic Union Bankshares Corp 92,005 3,475
BancFirst Corp 20,369 2,426
Bancorp Inc/The
(d)
49,122 2,999
Bank of Hawaii Corp 40,735 3,035
BankUnited Inc 76,604 3,149
Banner Corp 35,315 2,496
Cathay General Bancorp 72,966 3,465
Central Pacific Financial Corp 27,738 829
City Holding Co 15,066 1,780
Community Financial System Inc 53,865 3,530
Customers Bancorp Inc
(d)
29,878 1,702
CVB Financial Corp 134,554 2,804
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Dime Community Bancshares Inc 40,254 $ 1,257
Eagle Bancorp Inc 30,953 811
FB Financial Corp 35,865 1,894
First BanCorp/Puerto Rico 166,877 3,464
First Bancorp/Southern Pines NC 42,368 1,870
First Commonwealth Financial Corp 103,983 1,734
First Financial Bancorp 97,857 2,742
First Hawaiian Inc 131,057 3,620
Fulton Financial Corp 186,539 3,794
Hanmi Financial Corp 30,745 738
Heritage Financial Corp/WA 35,002 900
Hilltop Holdings Inc 47,268 1,427
Hope Bancorp Inc 123,734 1,443
Independent Bank Corp 43,548 2,925
Lakeland Financial Corp 26,140 1,779
National Bank Holdings Corp 38,958 1,680
NBT Bancorp Inc 48,344 2,303
OFG Bancorp 47,038 2,009
Park National Corp 14,903 2,529
Pathward Financial Inc 25,465 2,030
Preferred Bank/Los Angeles CA 12,709 1,161
Renasant Corp 65,143 2,533
S&T Bancorp Inc 39,210 1,546
Seacoast Banking Corp of Florida 86,779 2,469
ServisFirst Bancshares Inc 51,432 4,663
Simmons First National Corp 128,688 2,924
Southside Bancshares Inc 29,198 918
Stellar Bancorp Inc 48,708 1,383
Tompkins Financial Corp 12,835 899
Triumph Financial Inc
(d)
22,483 1,733
TrustCo Bank Corp NY 19,483 627
Trustmark Corp 62,675 2,350
United Community Banks Inc/GA 122,246 4,055
Veritex Holdings Inc 55,836 1,496
Walker & Dunlop Inc 32,873 3,158
Westamerica BanCorp 27,349 1,416
$ 110,322
Beverages - 0 .10%
MGP Ingredients Inc 14,400 520
National Beverage Corp 23,985 1,009
$ 1,529
Biotechnology - 2 .35%
ACADIA Pharmaceuticals Inc
(d)
126,169 2,354
ADMA Biologics Inc
(d)
242,251 3,912
ANI Pharmaceuticals Inc
(d)
17,009 997
Arcus Biosciences Inc
(d)
55,332 714
Arrowhead Pharmaceuticals Inc
(d)
127,354 2,532
Certara Inc
(d)
112,178 1,596
Cytek Biosciences Inc
(d)
106,926 551
Dynavax Technologies Corp
(d)
125,285 1,635
Innoviva Inc
(d)
56,456 1,052
Krystal Biotech Inc
(d)
25,937 4,143
Ligand Pharmaceuticals Inc
(d)
19,362 2,257
Myriad Genetics Inc
(d)
93,293 1,182
NeoGenomics Inc
(d)
131,545 1,881
OmniAb Operations Inc
(d)
7,689 —
OmniAb Operations Inc
(d)
7,689 —
TG Therapeutics Inc
(d)
136,783 4,336
Vericel Corp
(d)
50,582 2,961
Vir Biotechnology Inc
(d)
94,560 984
Xencor Inc
(d)
71,718 1,311
$ 34,398
Building Materials - 2 .09%
American Woodmark Corp
(d)
15,881 1,237
Apogee Enterprises Inc 22,489 1,148
Armstrong World Industries Inc 44,668 6,745
Boise Cascade Co 39,357 4,965
Gibraltar Industries Inc
(d)
31,095 1,908
Griffon Corp 40,678 3,082

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Building Materials (continued)
Hayward Holdings Inc
(d)
145,706 $ 2,194
Masterbrand Inc
(d)
130,256 2,256
SPX Technologies Inc
(d)
47,508 7,056
$ 30,591
Chemicals - 1 .93%
AdvanSix Inc 27,395 857
Balchem Corp 33,313 5,329
Hawkins Inc 19,500 2,085
HB Fuller Co 55,983 3,534
Ingevity Corp
(d)
37,252 1,689
Innospec Inc 25,560 2,897
Koppers Holdings Inc 20,773 618
Mativ Holdings Inc 55,684 532
Minerals Technologies Inc 32,682 2,506
Quaker Chemical Corp 14,036 1,982
Rogers Corp
(d)
17,402 1,619
Sensient Technologies Corp 43,412 3,278
Stepan Co 21,672 1,374
$ 28,300
Coal - 0 .86%
Alpha Metallurgical Resources Inc
(d)
11,204 2,052
Core Natural Resources Inc 51,893 4,688
Peabody Energy Corp 124,514 2,260
SunCoke Energy Inc 86,178 809
Warrior Met Coal Inc 53,610 2,829
$ 12,638
Commercial Services - 4 .54%
ABM Industries Inc 64,349 3,434
Adtalem Global Education Inc
(d)
38,420 4,116
Alarm.com Holdings Inc
(d)
50,656 3,073
AMN Healthcare Services Inc
(d)
39,020 1,074
Arlo Technologies Inc
(d)
102,830 1,204
CoreCivic Inc
(d)
113,007 2,312
Deluxe Corp 45,370 1,052
EVERTEC Inc 65,193 2,117
GEO Group Inc/The
(d)
139,457 4,394
Green Dot Corp
(d)
55,122 489
Healthcare Services Group Inc
(d)
75,109 833
Heidrick & Struggles International Inc 20,917 972
Hertz Global Holdings Inc
(d),(e)
125,720 519
John Wiley & Sons Inc 42,249 1,729
Korn Ferry 53,302 3,770
LiveRamp Holdings Inc
(d)
66,884 2,274
Matthews International Corp 31,358 878
Mister Car Wash Inc
(d)
95,771 768
Monro Inc 30,692 603
Payoneer Global Inc
(d)
263,126 2,789
Perdoceo Education Corp 63,305 1,822
PROG Holdings Inc 42,574 1,820
Progyny Inc
(d)
75,921 1,759
Robert Half Inc 104,008 6,739
Strategic Education Inc 24,927 2,449
Stride Inc
(d)
43,922 5,925
Upbound Group Inc 49,892 1,464
Verra Mobility Corp
(d)
168,891 4,457
Vestis Corp 117,226 1,639
$ 66,474
Computers - 1 .32%
Amentum Holdings Inc
(d)
127,161 2,667
Corsair Gaming Inc
(d)
46,143 423
DXC Technology Co
(d)
185,513 4,029
Grid Dynamics Holdings Inc
(d)
63,270 1,429
Insight Enterprises Inc
(d)
27,992 4,836
NCR Atleos Corp
(d)
74,287 2,367
NCR Voyix Corp
(d)
149,588 1,838
NetScout Systems Inc
(d)
73,495 1,752
$ 19,341
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products - 0 .53%
Central Garden & Pet Co
(d)
9,765 $ 356
Central Garden & Pet Co - A Shares
(d)
53,297 1,663
Helen of Troy Ltd
(d)
23,420 1,447
Quanex Building Products Corp 48,182 1,012
WD-40 Co 13,889 3,263
$ 7,741
Cosmetics & Personal Care - 0 .56%
Edgewell Personal Care Co 49,931 1,663
Interparfums Inc 18,381 2,592
Prestige Consumer Healthcare Inc
(d)
50,631 3,887
$ 8,142
Distribution & Wholesale - 0 .80%
G-III Apparel Group Ltd
(d)
39,579 1,236
OPENLANE Inc
(d)
109,494 2,224
Resideo Technologies Inc
(d)
150,616 3,392
Rush Enterprises Inc - Class A 63,878 3,880
ScanSource Inc
(d)
22,457 940
$ 11,672
Diversified Financial Services - 4 .47%
Acadian Asset Management Inc 28,683 715
Air Lease Corp 106,150 4,904
Artisan Partners Asset Management Inc 71,808 3,209
BGC Group Inc 379,446 3,620
Bread Financial Holdings Inc 50,949 3,227
Cohen & Steers Inc 27,459 2,434
Encore Capital Group Inc
(d)
24,280 1,202
Enova International Inc
(d)
26,855 3,016
EZCORP Inc
(d)
52,773 634
Moelis & Co 72,339 5,663
Mr Cooper Group Inc
(d)
65,570 6,807
Navient Corp 79,220 1,083
Piper Sandler Cos 16,249 5,153
PJT Partners Inc 24,289 4,007
PRA Group Inc
(d)
40,406 893
Radian Group Inc 152,627 5,192
StepStone Group Inc 64,800 4,152
StoneX Group Inc
(d)
29,072 3,184
Virtu Financial Inc 82,801 3,317
Virtus Investment Partners Inc 6,760 1,349
WisdomTree Inc 117,270 1,148
World Acceptance Corp
(d)
3,309 467
$ 65,376
Electric - 0 .93%
Avista Corp 81,146 2,972
Clearway Energy Inc - Class A 35,474 870
Clearway Energy Inc - Class C 84,887 2,201
MGE Energy Inc 37,105 3,334
Otter Tail Corp 42,867 3,302
Unitil Corp 16,592 889
$ 13,568
Electrical Components & Equipment - 0 .35%
Energizer Holdings Inc 66,955 2,276
Insteel Industries Inc 19,936 572
Powell Industries Inc 9,582 2,297
$ 5,145
Electronics - 3 .13%
Advanced Energy Industries Inc 38,607 4,443
Badger Meter Inc 30,140 6,447
Benchmark Electronics Inc 36,891 1,574
Brady Corp 45,139 3,362
CTS Corp 30,865 1,577
ESCO Technologies Inc 26,391 3,503
Itron Inc
(d)
46,207 4,961
Knowles Corp
(d)
90,254 1,708
Mesa Laboratories Inc 5,565 766
OSI Systems Inc
(d)
15,925 3,128
Plexus Corp
(d)
27,901 3,954
Sanmina Corp
(d)
56,001 4,689

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Electronics (continued)
TTM Technologies Inc
(d)
104,498 $ 2,570
Vicor Corp
(d)
23,616 1,208
Vishay Intertechnology Inc 115,396 1,954
$ 45,844
Energy - Alternate Sources - 0 .28%
Green Plains Inc
(d)
66,256 592
REX American Resources Corp
(d)
15,844 661
SolarEdge Technologies Inc
(d),(e)
59,386 778
Sunrun Inc
(d)
229,902 2,080
$ 4,111
Engineering & Construction - 1 .79%
Arcosa Inc 49,986 5,064
Dycom Industries Inc
(d)
29,825 5,642
Everus Construction Group Inc
(d)
52,237 3,594
Frontdoor Inc
(d)
77,706 4,653
Granite Construction Inc 44,796 3,948
MYR Group Inc
(d)
16,521 2,339
NV5 Global Inc
(d)
53,348 1,005
$ 26,245
Entertainment - 1 .16%
Cinemark Holdings Inc
(d)
109,436 3,133
Golden Entertainment Inc 21,084 690
Madison Square Garden Sports Corp
(d)
17,155 3,772
Monarch Casino & Resort Inc 13,002 1,110
Penn Entertainment Inc
(d)
153,335 3,159
Pursuit Attractions and Hospitality Inc
(d)
21,728 858
Six Flags Entertainment Corp 95,574 4,214
$ 16,936
Environmental Control - 0 .05%
Enviri Corp
(d)
82,124 787
Food - 1 .45%
B&G Foods Inc 81,128 526
Cal-Maine Foods Inc 41,707 4,500
Chefs' Warehouse Inc/The
(d)
35,267 1,899
Grocery Outlet Holding Corp
(d)
99,545 1,612
Hain Celestial Group Inc/The
(d)
92,433 468
J & J Snack Foods Corp 15,923 2,185
John B Sanfilippo & Son Inc 9,229 667
Simply Good Foods Co/The
(d)
93,464 3,552
SpartanNash Co 34,593 631
Tootsie Roll Industries Inc 16,867 524
TreeHouse Foods Inc
(d)
47,224 1,630
United Natural Foods Inc
(d)
61,395 1,826
WK Kellogg Co 67,962 1,127
$ 21,147
Forest Products & Paper - 0 .19%
Sylvamo Corp 35,299 2,827
Gas - 0 .56%
Chesapeake Utilities Corp 23,344 2,854
MDU Resources Group Inc 208,944 3,723
Northwest Natural Holding Co 41,127 1,642
$ 8,219
Hand & Machine Tools - 0 .58%
Enerpac Tool Group Corp 55,539 2,510
Franklin Electric Co Inc 40,264 4,026
Kennametal Inc 79,654 1,908
$ 8,444
Healthcare - Products - 4 .47%
Artivion Inc
(d)
38,666 1,197
Avanos Medical Inc
(d)
47,098 811
Azenta Inc
(d)
46,701 2,524
BioLife Solutions Inc
(d)
37,081 1,013
CONMED Corp 31,659 2,272
Embecta Corp 59,133 1,060
Enovis Corp
(d)
57,150 2,685
Glaukos Corp
(d)
56,504 8,839
ICU Medical Inc
(d)
25,091 4,124
Inari Medical Inc
(d)
51,598 4,111
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Products (continued)
Inspire Medical Systems Inc
(d)
30,709 $ 5,942
Integer Holdings Corp
(d)
34,373 4,889
Integra LifeSciences Holdings Corp
(d)
68,007 1,775
LeMaitre Vascular Inc 20,967 2,032
Merit Medical Systems Inc
(d)
59,723 6,503
Omnicell Inc
(d)
47,466 2,136
Patterson Cos Inc 80,396 2,488
QuidelOrtho Corp
(d)
67,548 2,936
STAAR Surgical Co
(d)
50,499 1,222
Tandem Diabetes Care Inc
(d)
67,306 2,494
TransMedics Group Inc
(d)
34,394 2,323
UFP Technologies Inc
(d)
7,471 2,052
$ 65,428
Healthcare - Services - 1 .50%
Addus HomeCare Corp
(d)
18,377 2,300
Astrana Health Inc
(d)
42,599 1,571
Concentra Group Holdings Parent Inc 110,926 2,586
CorVel Corp
(d)
27,908 3,233
Fortrea Holdings Inc
(d)
91,925 1,545
Fulgent Genetics Inc
(d)
20,688 344
National HealthCare Corp 12,659 1,300
Pediatrix Medical Group Inc
(d)
86,619 1,211
RadNet Inc
(d)
66,761 4,371
Select Medical Holdings Corp 107,075 2,106
US Physical Therapy Inc 15,468 1,372
$ 21,939
Home Builders - 2 .57%
Cavco Industries Inc
(d)
8,307 4,225
Century Communities Inc 28,262 2,159
Champion Homes Inc
(d)
54,119 4,997
Dream Finders Homes Inc
(d)
28,081 648
Green Brick Partners Inc
(d)
31,466 1,903
Installed Building Products Inc 23,797 4,732
LCI Industries 26,093 2,734
LGI Homes Inc
(d)
21,204 1,893
M/I Homes Inc
(d)
27,880 3,507
Meritage Homes Corp 74,155 5,774
Tri Pointe Homes Inc
(d)
95,911 3,535
Winnebago Industries Inc 29,637 1,417
$ 37,524
Home Furnishings - 0 .37%
Ethan Allen Interiors Inc 23,195 719
Leggett & Platt Inc 137,625 1,453
MillerKnoll Inc 70,882 1,591
Sonos Inc
(d)
124,783 1,721
$ 5,484
Housewares - 0 .29%
Newell Brands Inc 426,314 4,246
Insurance - 3 .01%
Ambac Financial Group Inc
(d)
48,620 566
AMERISAFE Inc 19,524 977
Assured Guaranty Ltd 49,032 4,638
Employers Holdings Inc 25,330 1,245
Genworth Financial Inc
(d)
437,619 3,164
Goosehead Insurance Inc 24,996 2,679
HCI Group Inc 8,700 1,061
Horace Mann Educators Corp 41,771 1,614
Jackson Financial Inc 75,692 7,133
Lincoln National Corp 174,567 6,138
Mercury General Corp 27,239 1,358
NMI Holdings Inc
(d)
81,095 3,132
Palomar Holdings Inc
(d)
27,120 2,925
ProAssurance Corp
(d)
52,426 784
Safety Insurance Group Inc 15,206 1,201
SiriusPoint Ltd
(d)
94,553 1,377
Stewart Information Services Corp 28,411 1,852
Trupanion Inc
(d)
34,283 1,626
United Fire Group Inc 21,817 541
$ 44,011

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Internet - 2 .63%
Cargurus Inc
(d)
90,132 $ 3,533
Cars.com Inc
(d)
61,038 1,094
Cogent Communications Holdings Inc 43,271 3,260
ePlus Inc
(d)
27,190 2,172
Etsy Inc
(d)
115,282 6,330
HealthStream Inc 24,625 804
Hims & Hers Health Inc
(d)
195,932 7,304
IAC Inc
(d)
72,578 3,072
Liquidity Services Inc
(d)
22,843 792
QuinStreet Inc
(d)
57,657 1,364
Shutterstock Inc 24,653 728
Sprinklr Inc
(d)
113,698 1,013
TripAdvisor Inc
(d)
112,817 1,981
Yelp Inc
(d)
67,451 2,694
Ziff Davis Inc
(d)
43,802 2,361
$ 38,502
Investment Companies - 0 .65%
HA Sustainable Infrastructure Capital Inc 121,418 3,401
MARA Holdings Inc
(d)
329,810 6,049
$ 9,450
Iron & Steel - 0 .57%
ATI Inc
(d)
146,180 8,345
Leisure Products & Services - 0 .17%
Sabre Corp
(d)
395,423 1,325
Topgolf Callaway Brands Corp
(d)
145,055 1,140
$ 2,465
Machinery - Construction & Mining - 0 .06%
Astec Industries Inc 23,369 816
Machinery - Diversified - 2 .07%
Alamo Group Inc 10,629 1,972
Albany International Corp 32,076 2,590
Cactus Inc 68,310 4,079
CSW Industrials Inc 17,231 5,683
DXP Enterprises Inc/TX
(d)
13,027 1,319
Gates Industrial Corp PLC
(d)
232,321 4,807
Ichor Holdings Ltd
(d)
34,570 949
Lindsay Corp 11,115 1,492
Tennant Co 19,340 1,654
Zurn Elkay Water Solutions Corp 146,096 5,762
$ 30,307
Media - 0 .39%
Cable One Inc 4,722 1,436
Scholastic Corp 25,469 494
TEGNA Inc 165,118 3,008
Thryv Holdings Inc
(d)
41,328 724
$ 5,662
Metal Fabrication & Hardware - 0 .61%
AZZ Inc 30,617 2,627
Metallus Inc
(d)
38,323 572
Proto Labs Inc
(d)
25,119 1,048
Standex International Corp 12,379 2,262
Worthington Enterprises Inc 31,935 1,338
Worthington Steel Inc 35,905 1,043
$ 8,890
Mining - 0 .33%
Century Aluminum Co
(d)
53,257 974
Kaiser Aluminum Corp 16,336 1,143
MP Materials Corp
(d)
123,769 2,718
$ 4,835
Miscellaneous Manufacturers - 1 .70%
Enpro Inc 21,512 3,995
Federal Signal Corp 62,621 6,156
Hillenbrand Inc 71,969 2,446
JBT Marel Corp 47,515 6,320
Materion Corp 21,265 2,148
Sturm Ruger & Co Inc 17,209 613
Trinity Industries Inc 84,201 3,185
$ 24,863
COMMON STOCKS (continued) Shares Held Value (000’s)
Office & Business Equipment - 0 .17%
Pitney Bowes Inc 161,999 $ 1,444
Xerox Holdings Corp 118,537 1,012
$ 2,456
Office Furnishings - 0 .27%
HNI Corp 48,990 2,442
Interface Inc 59,751 1,480
$ 3,922
Oil & Gas - 2 .13%
California Resources Corp 73,303 3,606
Comstock Resources Inc
(d)
92,849 1,723
Crescent Energy Co 178,985 2,695
CVR Energy Inc 35,029 664
Helmerich & Payne Inc 101,205 3,197
Magnolia Oil & Gas Corp 195,772 4,640
Nabors Industries Ltd
(d)
9,200 526
Northern Oil & Gas Inc 101,770 3,659
Par Pacific Holdings Inc
(d)
57,340 959
Patterson-UTI Energy Inc 363,659 2,935
SM Energy Co 117,256 4,451
Talos Energy Inc
(d)
127,253 1,262
Vital Energy Inc
(d)
27,635 882
$ 31,199
Oil & Gas Services - 1 .44%
Archrock Inc 179,515 5,043
Atlas Energy Solutions Inc
(e)
62,124 1,426
Bristow Group Inc
(d)
25,231 842
Core Laboratories Inc 48,116 817
DNOW Inc
(d)
108,471 1,614
Helix Energy Solutions Group Inc
(d)
146,524 1,175
Innovex International Inc
(d)
38,591 601
Liberty Energy Inc 167,469 3,066
Oceaneering International Inc
(d)
103,567 2,574
ProPetro Holding Corp
(d)
81,223 721
RPC Inc 84,651 519
Tidewater Inc
(d)
49,332 2,719
$ 21,117
Packaging & Containers - 0 .48%
O-I Glass Inc
(d)
158,483 1,892
Sealed Air Corp 149,305 5,201
$ 7,093
Pharmaceuticals - 2 .30%
AdaptHealth Corp
(d)
108,884 1,178
Alkermes PLC
(d)
165,815 5,228
Amphastar Pharmaceuticals Inc
(d)
38,435 1,340
Catalyst Pharmaceuticals Inc
(d)
114,897 2,592
Collegium Pharmaceutical Inc
(d)
33,051 1,062
Corcept Therapeutics Inc
(d)
95,562 6,395
Harmony Biosciences Holdings Inc
(d)
39,159 1,518
Ironwood Pharmaceuticals Inc
(d)
144,319 338
Organon & Co 263,925 4,107
Owens & Minor Inc
(d)
75,742 1,078
Pacira BioSciences Inc
(d)
47,320 1,246
Phibro Animal Health Corp 20,843 455
Premier Inc 98,494 2,232
Protagonist Therapeutics Inc
(d)
61,075 2,309
Supernus Pharmaceuticals Inc
(d)
56,589 2,171
USANA Health Sciences Inc
(d)
11,331 369
$ 33,618
Real Estate - 0 .56%
Cushman & Wakefield PLC
(d)
235,178 3,243
eXp World Holdings Inc 86,548 985
Kennedy-Wilson Holdings Inc 121,105 1,096
Marcus & Millichap Inc 24,668 941
St Joe Co/The 38,901 1,871
$ 8,136

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 7 .75%
Acadia Realty Trust 122,622 $ 2,825
Alexander & Baldwin Inc 74,435 1,329
American Assets Trust Inc 48,683 1,182
Apollo Commercial Real Estate Finance Inc 130,274 1,154
Apple Hospitality REIT Inc 228,663 3,531
Arbor Realty Trust Inc 193,286 2,588
Armada Hoffler Properties Inc 81,670 799
ARMOUR Residential REIT Inc 57,143 1,075
Blackstone Mortgage Trust Inc 177,278 3,191
Brandywine Realty Trust 176,950 971
CareTrust REIT Inc 191,964 5,087
Centerspace 16,983 1,032
Curbline Properties Corp 96,883 2,371
DiamondRock Hospitality Co 212,740 1,868
Douglas Emmett Inc 171,587 3,150
Easterly Government Properties Inc 101,792 1,156
Ellington Financial Inc 92,910 1,167
Elme Communities 90,194 1,376
Essential Properties Realty Trust Inc 179,680 5,768
Four Corners Property Trust Inc 99,132 2,719
Franklin BSP Realty Trust Inc 83,871 1,068
Getty Realty Corp 51,871 1,608
Global Net Lease Inc 202,966 1,459
Highwoods Properties Inc 108,650 3,237
Innovative Industrial Properties Inc 29,035 2,081
JBG SMITH Properties 86,574 1,343
KKR Real Estate Finance Trust Inc 59,892 598
LTC Properties Inc 46,384 1,596
LXP Industrial Trust 301,811 2,511
Macerich Co/The 251,614 5,229
Medical Properties Trust Inc 615,287 2,886
New York Mortgage Trust Inc 92,827 560
NexPoint Residential Trust Inc 22,921 905
Outfront Media Inc 137,801 2,536
Pebblebrook Hotel Trust 122,662 1,611
PennyMac Mortgage Investment Trust 89,015 1,211
Phillips Edison & Co Inc 125,642 4,565
Ready Capital Corp 172,711 1,149
Redwood Trust Inc 135,547 888
Retail Opportunity Investments Corp 130,958 2,288
Safehold Inc 46,854 759
Saul Centers Inc 12,388 452
SITE Centers Corp 48,359 724
SL Green Realty Corp 72,435 4,881
Summit Hotel Properties Inc 111,107 745
Sunstone Hotel Investors Inc 205,883 2,333
Tanger Inc 113,437 3,723
Terreno Realty Corp 102,209 6,686
Two Harbors Investment Corp 106,220 1,354
Uniti Group Inc 250,170 1,363
Universal Health Realty Income Trust 13,060 510
Urban Edge Properties 127,967 2,603
Veris Residential Inc 82,829 1,320
Whitestone REIT 45,674 612
Xenia Hotels & Resorts Inc 104,342 1,561
$ 113,294
Retail - 6 .09%
Academy Sports & Outdoors Inc 72,053 3,769
Advance Auto Parts Inc 60,814 2,949
American Eagle Outfitters Inc 179,113 2,891
Asbury Automotive Group Inc
(d)
20,072 5,955
Bath & Body Works Inc 224,546 8,445
BJ's Restaurants Inc
(d)
23,384 846
Bloomin' Brands Inc 77,383 972
Boot Barn Holdings Inc
(d)
31,281 5,031
Brinker International Inc
(d)
45,529 8,285
Buckle Inc/The 30,656 1,459
Caleres Inc 36,076 661
Cheesecake Factory Inc/The 48,122 2,702
COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Cracker Barrel Old Country Store Inc 22,756 $ 1,479
Dave & Buster's Entertainment Inc
(d)
32,222 856
Foot Locker Inc
(d)
84,569 1,696
GMS Inc
(d)
40,259 3,395
Group 1 Automotive Inc 13,320 6,080
Guess? Inc 27,931 361
Jack in the Box Inc 19,603 768
Kohl's Corp
(e)
113,997 1,506
La-Z-Boy Inc 42,866 2,023
Leslie's Inc
(d)
189,503 383
MarineMax Inc
(d)
20,377 619
National Vision Holdings Inc
(d)
80,704 920
ODP Corp/The
(d)
30,867 698
Papa John's International Inc 33,453 1,324
Patrick Industries Inc 34,433 3,345
PC Connection Inc 12,664 940
PriceSmart Inc 25,448 2,315
Sally Beauty Holdings Inc
(d)
104,407 1,135
Shake Shack Inc
(d)
41,019 4,846
Shoe Carnival Inc 18,103 490
Signet Jewelers Ltd 45,142 2,674
Sonic Automotive Inc 14,990 1,113
Urban Outfitters Inc
(d)
57,675 3,196
Victoria's Secret & Co
(d)
80,474 2,926
$ 89,053
Savings & Loans - 1 .50%
Axos Financial Inc
(d)
55,583 3,887
Banc of California Inc 141,164 2,261
Berkshire Hills Bancorp Inc 43,205 1,271
Brookline Bancorp Inc 91,308 1,117
Capitol Federal Financial Inc 125,148 745
Northwest Bancshares Inc 130,560 1,725
Pacific Premier Bancorp Inc 98,834 2,560
Provident Financial Services Inc 133,721 2,483
WaFd Inc 83,235 2,470
WSFS Financial Corp 60,360 3,380
$ 21,899
Semiconductors - 2 .89%
Alpha & Omega Semiconductor Ltd
(d)
24,397 937
Axcelis Technologies Inc
(d)
33,312 2,265
CEVA Inc
(d)
24,215 780
Cohu Inc
(d)
47,771 1,094
Diodes Inc
(d)
47,484 2,801
FormFactor Inc
(d)
79,373 3,179
Impinj Inc
(d)
23,481 2,980
Kulicke & Soffa Industries Inc 55,208 2,448
MaxLinear Inc
(d)
78,673 1,405
Penguin Solutions Inc
(d)
54,611 1,108
Photronics Inc
(d)
64,926 1,493
Qorvo Inc
(d)
96,871 8,038
Semtech Corp
(d)
86,447 5,789
SiTime Corp
(d)
19,390 3,959
Ultra Clean Holdings Inc
(d)
46,178 1,703
Veeco Instruments Inc
(d)
58,187 1,477
Wolfspeed Inc
(d)
130,880 802
$ 42,258
Software - 3 .19%
ACI Worldwide Inc
(d)
107,491 5,756
Adeia Inc 111,975 1,439
Agilysys Inc
(d)
22,913 2,067
BlackLine Inc
(d)
53,151 3,394
Box Inc
(d)
146,780 4,901
Clear Secure Inc 96,346 2,280
CSG Systems International Inc 28,538 1,678
Digi International Inc
(d)
37,319 1,166
DigitalOcean Holdings Inc
(d)
65,254 2,707
Donnelley Financial Solutions Inc
(d)
27,209 1,806
DoubleVerify Holdings Inc
(d)
143,890 2,965
N-able Inc/US
(d)
72,340 701

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
PDF Solutions Inc
(d)
31,789 $ 886
Privia Health Group Inc
(d)
105,759 2,416
Progress Software Corp 43,970 2,521
Schrodinger Inc/United States
(d)
56,790 1,424
Simulations Plus Inc 16,659 572
SolarWinds Corp 55,936 832
SPS Commerce Inc
(d)
38,498 7,110
$ 46,621
Telecommunications - 1 .97%
A10 Networks Inc 75,630 1,483
Calix Inc
(d)
60,484 2,400
EchoStar Corp
(d)
123,819 3,425
Extreme Networks Inc
(d)
135,411 2,141
Gogo Inc
(d)
60,584 511
Harmonic Inc
(d)
119,418 1,347
InterDigital Inc 25,972 4,752
Lumen Technologies Inc
(d)
1,039,972 5,138
Shenandoah Telecommunications Co 47,005 508
Telephone and Data Systems Inc 99,939 3,533
Viasat Inc
(d)
86,842 835
Viavi Solutions Inc
(d)
227,314 2,737
$ 28,810
Textiles - 0 .23%
UniFirst Corp/MA 15,383 3,297
Transportation - 1 .61%
ArcBest Corp 23,979 2,293
Dorian LPG Ltd 37,288 896
Forward Air Corp
(d)
20,473 660
Heartland Express Inc 44,245 506
Hub Group Inc 62,296 2,779
International Seaways Inc 41,305 1,609
Marten Transport Ltd 59,264 913
Matson Inc 34,033 4,827
RXO Inc
(d)
143,360 3,677
Schneider National Inc 48,166 1,433
Werner Enterprises Inc 63,342 2,287
World Kinect Corp 59,520 1,683
$ 23,563
Trucking & Leasing - 0 .15%
Greenbrier Cos Inc/The 32,137 2,129
Water - 0 .56%
American States Water Co 38,735 2,886
California Water Service Group 60,947 2,760
Middlesex Water Co 18,299 926
SJW Group 31,013 1,558
$ 8,130
TOTAL COMMON STOCKS $ 1,429,046
Total Investments $ 1,461,942
Other Assets and Liabilities -  0.05% 673
TOTAL NET ASSETS - 100.00% $ 1,462,615
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $1,896 or
0.13% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $1,707 or 0.12% of net assets.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 22,194 $ 201,288 $ 194,228 $ 29,254
$ 22,194 $ 201,288 $ 194,228 $ 29,254
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 299 $ — $ — $ —
$ 299 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2025 Long 276 $ 31,677 $ 151
Total $ 151
Amounts in thousands except contracts.

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 6 .88 % Shares Held Value (000's)
Exchange-Traded Funds - 2 .40%
iShares Russell 2000 Value ETF 166,840 $ 27,941
Money Market Funds - 4 .48%
BlackRock Liquidity FedFund - Institutional Class
4.26%
(a),(b)
845,405 845
Principal Government Money Market Fund - Class
R-6 4.25%
(a),(b),(c)
51,380,165 51,380
$ 52,225
TOTAL INVESTMENT COMPANIES $ 80,166
COMMON STOCKS - 93 .90 % Shares Held Value (000's)
Advertising - 0 .15%
Advantage Solutions Inc
(d)
7,638 $ 20
Boston Omaha Corp
(d)
1,686 24
Clear Channel Outdoor Holdings Inc
(d)
21,124 29
National CineMedia Inc
(d)
88,241 581
Stagwell Inc
(d)
181,819 1,135
$ 1,789
Aerospace & Defense - 0 .20%
AAR Corp
(d)
1,888 128
AerSale Corp
(d)
102,155 692
Archer Aviation Inc
(d)
878 8
Astronics Corp
(d)
1,975 35
Bridger Aerospace Group Holdings Inc
(d),(e)
642 2
Ducommun Inc
(d)
927 63
Intuitive Machines Inc
(d),(e)
1,955 42
Kratos Defense & Security Solutions Inc
(d)
5,597 187
Mercury Systems Inc
(d)
3,540 148
National Presto Industries Inc 9,496 913
Redwire Corp
(d),(e)
1,187 28
Triumph Group Inc
(d)
5,018 94
Virgin Galactic Holdings Inc
(d),(e)
1,668 8
$ 2,348
Agriculture - 0 .17%
Alico Inc 487 15
Andersons Inc/The 40,644 1,656
Dole PLC 5,111 70
Fresh Del Monte Produce Inc 2,295 70
Limoneira Co 1,125 26
Tejon Ranch Co
(d)
1,525 25
Turning Point Brands Inc 188 12
Universal Corp/VA 1,629 86
$ 1,960
Airlines - 0 .27%
Alaska Air Group Inc
(d)
21,100 1,546
Allegiant Travel Co 1,065 109
JetBlue Airways Corp
(d)
21,484 141
SkyWest Inc
(d)
2,702 327
Sun Country Airlines Holdings Inc
(d)
60,223 1,021
$ 3,144
Apparel - 1 .97%
Capri Holdings Ltd
(d)
322,415 7,989
Carter's Inc 25,700 1,386
Gildan Activewear Inc 189,830 9,797
Oxford Industries Inc 26,900 2,256
Rocky Brands Inc 274 7
Steven Madden Ltd 36,300 1,490
Superior Group of Cos Inc 847 13
Weyco Group Inc 432 15
$ 22,953
Automobile Manufacturers - 0 .33%
Hyliion Holdings Corp
(d)
9,939 23
REV Group Inc 54,762 1,901
Wabash National Corp 120,328 1,877
$ 3,801
Automobile Parts & Equipment - 1 .22%
Adient PLC
(d)
104,292 1,818
Aeva Technologies Inc
(d),(e)
1,491 6
American Axle & Manufacturing Holdings Inc
(d)
7,858 41
Aurora Innovation Inc
(d)
30,180 205
COMMON STOCKS (continued) Shares Held Value (000’s)
Automobile Parts & Equipment (continued)
Commercial Vehicle Group Inc
(d)
2,160 $ 5
Cooper-Standard Holdings Inc
(d)
1,189 18
Dana Inc 8,922 142
Douglas Dynamics Inc 40,226 1,040
Fox Factory Holding Corp
(d)
43,669 1,193
Goodyear Tire & Rubber Co/The
(d)
182,332 1,617
Holley Inc
(d)
1,332 4
indie Semiconductor Inc
(d),(e)
7,803 32
Luminar Technologies Inc
(d),(e)
192 1
Methode Electronics Inc 215,839 2,444
Miller Industries Inc/TN 22,492 1,484
Phinia Inc 38,745 1,972
SES AI Corp
(d)
8,670 10
Shyft Group Inc/The 2,077 25
Solid Power Inc
(d)
10,590 15
Standard Motor Products Inc 1,413 44
Titan International Inc
(d)
3,334 29
Visteon Corp
(d)
24,000 2,017
$ 14,162
Banks - 17 .35%
1st Source Corp 13,170 826
ACNB Corp
(e)
567 23
Alerus Financial Corp 1,405 30
Amalgamated Financial Corp 1,209 42
Amerant Bancorp Inc 2,520 58
Ameris Bancorp 4,505 296
Ames National Corp 622 11
Arrow Financial Corp 30,517 812
Associated Banc-Corp 108,220 2,721
Atlantic Union Bankshares Corp 6,125 231
BancFirst Corp 1,187 141
Bancorp Inc/The
(d)
164 10
Bank First Corp 668 68
Bank of Hawaii Corp 2,666 199
Bank of Marin Bancorp 25,447 643
Bank of NT Butterfield & Son Ltd/The 3,024 111
Bank7 Corp 260 11
BankUnited Inc 66,884 2,750
Bankwell Financial Group Inc 442 14
Banner Corp 2,327 164
Bar Harbor Bankshares 1,015 32
BayCom Corp 26,218 734
BCB Bancorp Inc 42,644 461
Blue Foundry Bancorp
(d)
1,414 14
Bridgewater Bancshares Inc
(d)
52,100 736
Burke & Herbert Financial Services Corp 905 58
Business First Bancshares Inc 1,638 44
Byline Bancorp Inc 2,112 62
Cadence Bank 324,812 11,434
California BanCorp
(d)
1,608 27
Camden National Corp 29,061 1,318
Capital Bancorp Inc 651 20
Capital City Bank Group Inc 922 34
Carter Bankshares Inc
(d)
31,146 549
Cathay General Bancorp 52,460 2,492
Central Pacific Financial Corp 56,211 1,680
Chemung Financial Corp 223 11
ChoiceOne Financial Services Inc
(e)
571 19
Citizens & Northern Corp 1,049 22
Citizens Financial Services Inc 302 18
City Holding Co 908 107
Civista Bancshares Inc 12,149 268
CNB Financial Corp/PA 29,792 754
Coastal Financial Corp/WA
(d)
41 4
Colony Bankcorp Inc 1,166 20
Columbia Banking System Inc 78,500 2,190
Comerica Inc 256,570 17,272
Community Financial System Inc 3,556 233
Community Trust Bancorp Inc 21,657 1,159

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Community West Bancshares 1,234 $ 24
ConnectOne Bancorp Inc 63,460 1,608
CrossFirst Bankshares Inc
(d)
103,088 1,674
Cullen/Frost Bankers Inc 88,375 12,319
Customers Bancorp Inc
(d)
2,007 114
CVB Financial Corp 9,035 188
Dime Community Bancshares Inc 60,308 1,883
Eagle Bancorp Inc 95,407 2,501
Eastern Bankshares Inc 13,182 242
Enterprise Bancorp Inc/MA 669 28
Enterprise Financial Services Corp 43,810 2,621
Equity Bancshares Inc 962 42
Esquire Financial Holdings Inc 66 6
Farmers & Merchants Bancorp Inc/Archbold OH 871 24
Farmers National Banc Corp 2,525 35
FB Financial Corp 18,193 961
Fidelity D&D Bancorp Inc 340 15
Financial Institutions Inc 19,054 502
First Bancorp Inc/The 732 19
First BanCorp/Puerto Rico 10,179 211
First Bancorp/Southern Pines NC 2,736 121
First Bancshares Inc/The 2,085 80
First Bank/Hamilton NJ 1,482 23
First Busey Corp 28,525 693
First Business Financial Services Inc 14,451 747
First Commonwealth Financial Corp 6,914 115
First Community Bankshares Inc 1,150 50
First Financial Bancorp 6,447 181
First Financial Corp/IN 12,976 625
First Foundation Inc 236,587 1,218
First Hawaiian Inc 89,007 2,458
First Internet Bancorp 36,121 1,176
First Interstate BancSystem Inc 56,509 1,862
First Merchants Corp 20,861 927
First Mid Bancshares Inc 19,855 753
First of Long Island Corp/The 41,003 533
Five Star Bancorp 1,126 34
Fulton Financial Corp 12,390 252
FVCBankcorp Inc
(d)
1,140 14
German American Bancorp Inc 1,949 81
Glacier Bancorp Inc 7,780 386
Great Southern Bancorp Inc 13,474 792
Guaranty Bancshares Inc/TX
(e)
540 22
Hancock Whitney Corp 5,907 353
Hanmi Financial Corp 80,276 1,928
HarborOne Bancorp Inc 2,605 28
HBT Financial Inc 906 22
Heritage Commerce Corp 142,522 1,381
Heritage Financial Corp/WA 51,794 1,331
Hilltop Holdings Inc 75,566 2,281
Home BancShares Inc/AR 12,714 384
HomeStreet Inc
(d)
34,952 352
Hope Bancorp Inc 194,116 2,263
Horizon Bancorp Inc/IN 72,004 1,208
Independent Bank Corp 28,508 1,914
Independent Bank Corp/MI 48,955 1,782
International Bancshares Corp 3,680 242
Investar Holding Corp 9,332 178
John Marshall Bancorp Inc 883 17
Kearny Financial Corp/MD 157,037 1,083
Lakeland Financial Corp 1,580 107
LCNB Corp 876 14
LINKBANCORP Inc 1,691 12
Live Oak Bancshares Inc 26,852 952
Mercantile Bank Corp 19,466 950
Merchants Bancorp/IN 39,229 1,645
Metrocity Bankshares Inc 1,144 35
Metropolitan Bank Holding Corp
(d)
702 45
Mid Penn Bancorp Inc 18,418 555
COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Middlefield Banc Corp 516 $ 13
Midland States Bancorp Inc 47,995 925
MidWestOne Financial Group Inc 41,248 1,305
MVB Financial Corp 812 16
National Bank Holdings Corp 2,522 109
National Bankshares Inc 395 12
NB Bancorp Inc
(d)
89,342 1,712
NBT Bancorp Inc 3,139 150
Nicolet Bankshares Inc 701 79
Northeast Bank 7,737 783
Northeast Community Bancorp Inc 20,494 508
Northrim BanCorp Inc 7,895 672
Norwood Financial Corp
(e)
497 13
Oak Valley Bancorp 467 12
OFG Bancorp 3,127 134
Old National Bancorp/IN 21,502 513
Old Second Bancorp Inc 2,970 56
Orange County Bancorp Inc 728 19
Origin Bancorp Inc 2,007 76
Orrstown Financial Services Inc 1,246 45
Park National Corp 978 166
Parke Bancorp Inc 27,345 553
Pathward Financial Inc 1,215 97
PCB Bancorp 32,271 623
Peapack-Gladstone Financial Corp 41,826 1,324
Peoples Bancorp Inc/OH 2,370 77
Peoples Bancorp of North Carolina Inc
(e)
337 10
Peoples Financial Services Corp 471 24
Pioneer Bancorp Inc/NY
(d)
690 8
Plumas Bancorp
(e)
390 18
Ponce Financial Group Inc
(d)
1,362 18
Preferred Bank/Los Angeles CA 26,852 2,453
Premier Financial Corp 71,903 2,001
Primis Financial Corp 64,603 717
Princeton Bancorp Inc 376 11
Prosperity Bancshares Inc 133,910 10,713
Provident Bancorp Inc
(d)
1,202 14
QCR Holdings Inc 1,124 87
RBB Bancorp 20,087 378
Red River Bancshares Inc 314 18
Renasant Corp 4,248 165
Republic Bancorp Inc/KY 571 37
S&T Bancorp Inc 2,607 103
Sandy Spring Bancorp Inc 66,209 2,240
Seacoast Banking Corp of Florida 5,751 164
ServisFirst Bancshares Inc 2,476 224
Shore Bancshares Inc 65,136 1,065
Sierra Bancorp 29,981 904
Simmons First National Corp 102,865 2,337
SmartFinancial Inc 1,074 38
South Plains Financial Inc 13,398 482
Southern First Bancshares Inc
(d)
5,427 200
Southern States Bancshares Inc 570 19
Southside Bancshares Inc 1,948 61
SouthState Corp 11,059 1,167
Stellar Bancorp Inc 3,366 96
Sterling Bancorp Inc/MI
(d)
1,258 6
Stock Yards Bancorp Inc 1,733 128
Texas Capital Bancshares Inc
(d)
12,764 1,008
Third Coast Bancshares Inc
(d)
769 28
Tompkins Financial Corp 17,750 1,244
Towne Bank/Portsmouth VA 25,586 915
TriCo Bancshares 2,188 96
Triumph Financial Inc
(d)
129 10
TrustCo Bank Corp NY 33,095 1,065
Trustmark Corp 4,150 156
UMB Financial Corp 4,651 548
United Bankshares Inc/WV 241,335 9,292
United Community Banks Inc/GA 8,199 272

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Banks (continued)
Unity Bancorp Inc 490 $ 24
Univest Financial Corp 67,059 2,038
USCB Financial Holdings Inc 573 11
Valley National Bancorp 303,946 3,124
Veritex Holdings Inc 84,075 2,253
Virginia National Bankshares Corp 319 12
Walker & Dunlop Inc 592 57
Washington Trust Bancorp Inc 44,745 1,467
WesBanco Inc 3,925 138
West BanCorp Inc 1,102 24
Westamerica BanCorp 1,737 90
Western Alliance Bancorp 197,320 17,338
Zions Bancorp NA 256,415 14,836
$ 202,099
Beverages - 0 .06%
BRC Inc
(d)
307 1
MGP Ingredients Inc 12,300 444
Primo Brands Corp 9,470 307
$ 752
Biotechnology - 0 .38%
2seventy bio Inc
(d),(e)
3,689 10
4D Molecular Therapeutics Inc
(d)
1,142 6
89bio Inc
(d)
5,731 55
Absci Corp
(d),(e)
1,115 4
Achieve Life Sciences Inc
(d),(e)
709 2
Acrivon Therapeutics Inc
(d),(e)
699 4
Acumen Pharmaceuticals Inc
(d)
2,483 4
ADC Therapeutics SA
(d)
1,933 3
Adverum Biotechnologies Inc
(d),(e)
1,341 6
Agenus Inc
(d),(e)
953 4
Akero Therapeutics Inc
(d)
3,833 207
Aldeyra Therapeutics Inc
(d)
3,135 16
Allogene Therapeutics Inc
(d)
8,783 16
Altimmune Inc
(d),(e)
2,273 15
Alto Neuroscience Inc
(d),(e)
499 2
Alumis Inc
(d),(e)
302 2
Anavex Life Sciences Corp
(d),(e)
3,829 36
ANI Pharmaceuticals Inc
(d)
11,868 696
Annexon Inc
(d)
6,542 25
Applied Therapeutics Inc
(d)
2,369 1
Arbutus Biopharma Corp
(d)
627 2
Arcturus Therapeutics Holdings Inc
(d)
176 3
ArriVent Biopharma Inc
(d)
759 22
Artiva Biotherapeutics Inc
(d)
411 2
Astria Therapeutics Inc
(d)
446 4
Atea Pharmaceuticals Inc
(d)
5,406 17
Atossa Therapeutics Inc
(d)
6,741 6
Aura Biosciences Inc
(d)
3,042 24
Aurinia Pharmaceuticals Inc
(d)
2,617 21
Avid Bioservices Inc
(d)
249 3
Beam Therapeutics Inc
(d)
5,202 135
Bicara Therapeutics Inc
(d),(e)
692 9
BioAge Labs Inc
(d),(e)
339 2
Black Diamond Therapeutics Inc
(d)
895 2
Bluebird Bio Inc
(d),(e)
565 4
Boundless Bio Inc
(d)
300 1
Bridgebio Pharma Inc
(d)
3,610 124
C4 Therapeutics Inc
(d)
4,117 14
Cabaletta Bio Inc
(d)
2,245 5
CAMP4 Therapeutics Corp
(d)
193 1
Capricor Therapeutics Inc
(d)
358 5
Cardiff Oncology Inc
(d),(e)
1,620 7
Cargo Therapeutics Inc
(d),(e)
2,094 8
Caribou Biosciences Inc
(d)
5,630 8
Cartesian Therapeutics Inc - Contingent Value
Rights
(d),(f)
12,004 3
Celcuity Inc
(d)
139 2
Celldex Therapeutics Inc
(d)
812 20
Century Therapeutics Inc
(d)
2,560 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
CG oncology Inc
(d)
1,262 $ 38
Chinook Therapeutics Inc - Contingent Value
Rights
(d),(f)
4,587 2
Cibus Inc
(d),(e)
1,173 3
Climb Bio Inc
(d)
1,639 3
Cogent Biosciences Inc
(d)
449 4
Compass Therapeutics Inc
(d)
6,979 22
Conduit Pharmaceuticals Inc
(d)
13 —
Contineum Therapeutics Inc
(d),(e)
266 3
Cullinan Therapeutics Inc
(d)
303 3
Cytek Biosciences Inc
(d)
8,273 43
Cytokinetics Inc
(d)
7,071 350
Day One Biopharmaceuticals Inc
(d)
285 4
Denali Therapeutics Inc
(d)
3,606 84
Design Therapeutics Inc
(d)
2,399 12
Dianthus Therapeutics Inc
(d)
1,491 33
Disc Medicine Inc
(d)
1,178 66
Dynavax Technologies Corp
(d)
1,908 25
Editas Medicine Inc
(d)
4,938 6
Elevation Oncology Inc
(d)
2,010 1
Entrada Therapeutics Inc
(d)
1,748 24
Erasca Inc
(d)
12,522 24
Esperion Therapeutics Inc
(d)
9,686 17
EyePoint Pharmaceuticals Inc
(d)
2,490 19
Fate Therapeutics Inc
(d)
7,635 10
Generation Bio Co
(d)
2,926 2
Geron Corp
(d)
12,250 35
Harvard Bioscience Inc
(d)
1,580 3
HilleVax Inc
(d)
1,757 3
IGM Biosciences Inc
(d)
88 —
ImmunityBio Inc
(d),(e)
1,918 7
Inhibrx Biosciences Inc
(d)
253 3
Innoviva Inc
(d)
3,436 64
Inovio Pharmaceuticals Inc
(d)
1,360 3
Inozyme Pharma Inc
(d)
4,277 6
Intellia Therapeutics Inc
(d)
6,915 71
Invivyd Inc
(d)
4,148 2
iTeos Therapeutics Inc
(d)
1,818 14
Kodiak Sciences Inc
(d)
2,262 15
Korro Bio Inc
(d)
320 11
Kyverna Therapeutics Inc
(d),(e)
463 2
LENZ Therapeutics Inc 918 23
Lexeo Therapeutics Inc
(d),(e)
86 —
Lexicon Pharmaceuticals Inc
(d)
4,486 3
Ligand Pharmaceuticals Inc
(d)
1,174 137
Lyra Therapeutics Inc
(d)
5,004 1
MacroGenics Inc
(d)
618 2
MBX Biosciences Inc
(d),(e)
316 3
MeiraGTx Holdings plc
(d)
986 6
Mersana Therapeutics Inc
(d)
3,200 2
Metagenomi Inc
(d),(e)
694 2
Mineralys Therapeutics Inc
(d)
1,573 16
Monte Rosa Therapeutics Inc
(d)
2,896 19
Myriad Genetics Inc
(d)
6,095 77
Nektar Therapeutics
(d)
13,614 11
NeoGenomics Inc
(d)
8,014 115
Nkarta Inc
(d)
3,622 8
Novavax Inc
(d)
2,385 21
Nurix Therapeutics Inc
(d)
1,479 29
Nuvation Bio Inc
(d)
12,530 29
Olema Pharmaceuticals Inc
(d)
2,129 13
Omeros Corp
(d)
2,576 22
OmniAb Operations Inc
(d)
476 —
OmniAb Operations Inc
(d)
476 —
Organogenesis Holdings Inc
(d)
4,427 16
PepGen Inc
(d),(e)
175 —
Perspective Therapeutics Inc
(d)
596 2
Phathom Pharmaceuticals Inc
(d),(e)
2,162 13
Pliant Therapeutics Inc
(d)
3,943 42

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Biotechnology (continued)
Precigen Inc
(d)
8,725 $ 12
Prelude Therapeutics Inc
(d)
925 1
ProKidney Corp
(d),(e)
1,330 2
Prothena Corp PLC
(d)
1,246 18
PTC Therapeutics Inc
(d)
1,242 57
Puma Biotechnology Inc
(d)
1,759 5
Pyxis Oncology Inc
(d)
2,913 5
Q32 Bio Inc
(d),(e)
330 1
Rapport Therapeutics Inc
(d)
240 4
RAPT Therapeutics Inc
(d)
1,570 2
REGENXBIO Inc
(d)
3,219 26
Relay Therapeutics Inc
(d)
8,287 37
Renovaro Inc
(d)
2,726 2
Replimune Group Inc
(d)
4,154 58
Revolution Medicines Inc
(d)
3,974 171
Rigel Pharmaceuticals Inc
(d)
216 5
Sage Therapeutics Inc
(d)
3,890 28
Savara Inc
(d)
1,473 4
Scholar Rock Holding Corp
(d)
522 21
Scilex Holding Co
(d)
3,201 1
Scilex Holding Co
(d)
3,201 —
Septerna Inc
(d)
574 10
Shattuck Labs Inc
(d)
902 1
Solid Biosciences Inc
(d),(e)
1,332 4
Summit Therapeutics Inc
(d),(e)
275 6
Sutro Biopharma Inc
(d)
6,243 12
Tenaya Therapeutics Inc
(d),(e)
2,089 2
Terns Pharmaceuticals Inc
(d)
4,763 21
Tevogen Bio Holdings Inc
(d),(e)
609 1
Theravance Biopharma Inc
(d)
2,671 25
Third Harmonic Bio Inc
(d)
1,395 7
Tourmaline Bio Inc
(d)
1,569 25
Travere Therapeutics Inc
(d)
5,147 105
TScan Therapeutics Inc
(d)
700 2
Upstream Bio Inc
(d)
625 7
UroGen Pharma Ltd
(d),(e)
563 6
Ventyx Biosciences Inc
(d)
4,261 9
Veracyte Inc
(d)
5,234 238
Veru Inc
(d)
2,024 1
Verve Therapeutics Inc
(d)
4,934 38
Vir Biotechnology Inc
(d)
6,102 63
Viridian Therapeutics Inc
(d)
1,321 26
WaVe Life Sciences Ltd
(d)
937 11
Werewolf Therapeutics Inc
(d)
1,596 2
XBiotech Inc
(d)
1,285 4
Xencor Inc
(d)
2,474 45
XOMA Royalty Corp
(d)
193 5
Zenas Biopharma Inc
(d),(e)
431 3
Zentalis Pharmaceuticals Inc
(d)
4,358 8
Zevra Therapeutics Inc
(d),(e)
1,754 14
Zymeworks Inc
(d)
3,715 54
$ 4,434
Building Materials - 1 .20%
AAON Inc 48,550 5,650
American Woodmark Corp
(d)
22,806 1,775
Apogee Enterprises Inc 14,705 750
Armstrong World Industries Inc 12,900 1,948
Aspen Aerogels Inc
(d)
3,278 38
Boise Cascade Co 1,382 174
Caesarstone Ltd
(d)
1,334 6
Gibraltar Industries Inc
(d)
1,075 66
JELD-WEN Holding Inc
(d)
93,037 831
Knife River Corp
(d)
19,000 1,968
LSI Industries Inc 613 13
Masterbrand Inc
(d)
8,646 150
SmartRent Inc
(d)
13,054 19
Summit Materials Inc
(d)
8,270 433
UFP Industries Inc 1,792 207
$ 14,028
COMMON STOCKS (continued) Shares Held Value (000’s)
Chemicals - 2 .94%
AdvanSix Inc 38,629 $ 1,208
American Vanguard Corp 85,623 529
Arcadium Lithium PLC
(d)
74,079 425
Avient Corp 6,156 264
Cabot Corp 10,800 934
Codexis Inc
(d)
4,816 20
Danimer Scientific Inc - Warrants
(d)
3,340 —
Ecovyst Inc
(d)
342,454 2,658
Element Solutions Inc 692,005 17,861
Hawkins Inc 41,225 4,407
HB Fuller Co 2,669 168
Huntsman Corp 90,200 1,518
Ingevity Corp
(d)
47,400 2,150
Innospec Inc 11,543 1,308
Intrepid Potash Inc
(d)
772 20
Koppers Holdings Inc 1,337 40
Kronos Worldwide Inc 1,530 15
Mativ Holdings Inc 3,741 36
Minerals Technologies Inc 2,177 167
Oil-Dri Corp of America 555 23
Perimeter Solutions Inc
(d)
9,162 114
Rayonier Advanced Materials Inc
(d)
4,353 35
Rogers Corp
(d)
1,276 119
Sensient Technologies Corp 160 12
Stepan Co 1,289 82
Tronox Holdings PLC 8,096 83
Valhi Inc
(e)
127 3
$ 34,199
Coal - 0 .17%
Core Natural Resources Inc 3,582 324
Hallador Energy Co
(d)
1,780 19
NACCO Industries Inc 241 8
Peabody Energy Corp 8,627 156
SunCoke Energy Inc 139,681 1,311
Warrior Met Coal Inc 3,520 186
$ 2,004
Commercial Services - 4 .71%
ABM Industries Inc 33,024 1,762
Acacia Research Corp
(d)
2,879 13
Adtalem Global Education Inc
(d)
11,382 1,219
Alight Inc 28,683 196
American Public Education Inc
(d)
983 22
Barrett Business Services Inc 149 6
BrightView Holdings Inc
(d)
3,975 63
Brink's Co/The 21,800 2,035
Carriage Services Inc 258 11
Cass Information Systems Inc 14,728 606
Chegg Inc
(d)
7,672 12
Cimpress PLC
(d)
367 24
CompoSecure Inc 226 4
CoreCivic Inc
(d)
7,435 152
Cross Country Healthcare Inc
(d)
2,222 40
Custom Truck One Source Inc
(d)
1,080 5
Deluxe Corp 3,013 70
Distribution Solutions Group Inc
(d)
87 3
DLH Holdings Corp
(d)
383 3
Emerald Holding Inc 134,932 607
Ennis Inc 50,413 1,047
Euronet Worldwide Inc
(d)
22,600 2,226
European Wax Center Inc
(d)
175 1
First Advantage Corp
(d)
1,588 30
Forrester Research Inc
(d)
39,500 603
GEO Group Inc/The
(d)
8,693 274
Graham Holdings Co 217 202
Green Dot Corp
(d)
3,589 32
GXO Logistics Inc
(d)
184,380 8,380
Hackett Group Inc/The 27,655 854
Healthcare Services Group Inc
(d)
131,596 1,459
Heidrick & Struggles International Inc 47,768 2,221

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Commercial Services (continued)
Hertz Global Holdings Inc
(d),(e)
8,469 $ 35
HireQuest Inc 109 1
Huron Consulting Group Inc
(d)
7,200 913
Information Services Group Inc 2,083 6
Insperity Inc 21,800 1,635
John Wiley & Sons Inc 1,279 52
Kelly Services Inc 2,113 30
Kforce Inc 37,400 2,084
KinderCare Learning Cos Inc
(d)
973 20
Korn Ferry 36,403 2,575
Laureate Education Inc
(d)
64,609 1,209
Lifecore Biomedical Inc
(d)
1,725 10
Lincoln Educational Services Corp
(d)
1,726 28
ManpowerGroup Inc 142,815 8,601
MarketWise Inc 2,316 1
Marqeta Inc
(d)
4,407 17
Matthews International Corp 2,017 56
Medifast Inc
(d)
50,727 796
Mister Car Wash Inc
(d)
818 7
Monro Inc 2,026 40
National Research Corp 30,500 508
Payoneer Global Inc
(d)
61,896 656
Paysafe Ltd
(d)
2,198 43
Perdoceo Education Corp 4,470 129
Performant Healthcare Inc
(d)
1,162 3
PROG Holdings Inc 2,315 99
Quad/Graphics Inc 757 5
Repay Holdings Corp
(d),(e)
5,906 44
Resources Connection Inc 179,478 1,508
Sezzle Inc
(d)
18 4
SoundThinking Inc
(d)
113 1
StoneCo Ltd
(d)
9,398 86
Strategic Education Inc 1,523 150
TrueBlue Inc
(d)
143,746 1,172
Valvoline Inc
(d)
220,230 8,173
Willdan Group Inc
(d)
840 30
$ 54,909
Computers - 1 .40%
3D Systems Corp
(d),(e)
8,702 31
ASGN Inc
(d)
25,383 2,239
Cantaloupe Inc
(d)
177 1
Conduent Inc
(d)
10,904 43
Corsair Gaming Inc
(d)
2,468 23
Crane NXT Co 37,900 2,425
Cricut Inc 620 3
Diebold Nixdorf Inc
(d)
1,724 75
D-Wave Quantum Inc
(d),(e)
3,286 20
Everspin Technologies Inc
(d)
313 2
Grid Dynamics Holdings Inc
(d)
947 21
Insight Enterprises Inc
(d)
43,735 7,555
Integral Ad Science Holding Corp
(d)
4,321 45
Maximus Inc 26,000 1,958
NCR Atleos Corp
(d)
45,650 1,454
NCR Voyix Corp
(d)
1,039 13
NetScout Systems Inc
(d)
4,717 112
OneSpan Inc 239 5
PAR Technology Corp
(d)
134 10
Rekor Systems Inc
(d),(e)
838 2
Rigetti Computing Inc
(d),(e)
10,751 142
Rimini Street Inc
(d)
3,118 9
Telos Corp
(d)
3,857 12
TTEC Holdings Inc 1,158 4
Unisys Corp
(d)
4,367 29
V2X Inc
(d)
946 49
$ 16,282
Consumer Products - 0 .30%
ACCO Brands Corp 6,475 34
Central Garden & Pet Co
(d)
33,245 1,213
Central Garden & Pet Co - A Shares
(d)
2,930 91
COMMON STOCKS (continued) Shares Held Value (000’s)
Consumer Products (continued)
Helen of Troy Ltd
(d)
32,842 $ 2,029
Quanex Building Products Corp 3,077 65
$ 3,432
Cosmetics & Personal Care - 0 .88%
Coty Inc
(d)
956,795 7,013
Edgewell Personal Care Co 64,009 2,131
Honest Co Inc/The
(d)
3,515 23
Interparfums Inc 5,400 762
Olaplex Holdings Inc
(d)
9,706 15
Prestige Consumer Healthcare Inc
(d)
3,391 260
Waldencast plc
(d)
1,601 6
$ 10,210
Distribution & Wholesale - 1 .85%
A-Mark Precious Metals Inc 1,219 34
EVI Industries Inc 82 1
G-III Apparel Group Ltd
(d)
50,456 1,575
Global Industrial Co 37,461 926
H&E Equipment Services Inc 153 14
Hudson Technologies Inc
(d)
2,612 15
MRC Global Inc
(d)
5,744 84
OPENLANE Inc
(d)
7,326 149
Resideo Technologies Inc
(d)
93,955 2,116
Rush Enterprises Inc - Class A 208,147 12,644
Rush Enterprises Inc - Class B 596 34
ScanSource Inc
(d)
32,794 1,373
ThredUp Inc
(d)
4,275 9
Titan Machinery Inc
(d)
132,273 2,477
VSE Corp 1,003 103
$ 21,554
Diversified Financial Services - 3 .09%
AlTi Global Inc
(d)
2,357 9
Artisan Partners Asset Management Inc 228,795 10,225
Atlanticus Holdings Corp
(d)
357 21
BGC Group Inc 24,852 237
Bread Financial Holdings Inc 45,580 2,886
Brookfield Business Corp 1,763 42
Burford Capital Ltd 13,673 192
Columbia Financial Inc
(d)
1,724 25
Consumer Portfolio Services Inc
(d)
535 6
Diamond Hill Investment Group Inc 6,524 979
Enact Holdings Inc 58,355 1,971
Encore Capital Group Inc
(d)
1,584 78
Enova International Inc
(d)
1,735 195
Federal Agricultural Mortgage Corp 75 15
Federated Hermes Inc 64,800 2,577
First Western Financial Inc
(d)
344 7
Forge Global Holdings Inc
(d)
7,497 6
GCM Grosvenor Inc 375 5
International Money Express Inc
(d)
61,200 1,157
LendingClub Corp
(d)
7,559 102
LendingTree Inc
(d)
49 2
Medallion Financial Corp 1,303 12
Mr Cooper Group Inc
(d)
2,724 283
Navient Corp 144,026 1,969
Nelnet Inc 965 106
Onity Group Inc
(d)
442 16
Pagseguro Digital Ltd
(d)
6,132 46
PennyMac Financial Services Inc 812 85
Perella Weinberg Partners 59,500 1,536
PRA Group Inc
(d)
2,649 59
Radian Group Inc 71,847 2,444
Regional Management Corp 521 19
Silvercrest Asset Management Group Inc 733 14
SLM Corp 70,900 1,979
StoneX Group Inc
(d)
1,697 186
SWK Holdings Corp
(d)
231 4
Velocity Financial Inc
(d)
693 13
Virtu Financial Inc 61,600 2,468
Virtus Investment Partners Inc 10,577 2,110

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Diversified Financial Services (continued)
Western Union Co/The 182,300 $ 1,881
World Acceptance Corp
(d)
19 3
$ 35,970
Electric - 2 .41%
ALLETE Inc 37,399 2,454
Altus Power Inc
(d),(e)
5,526 22
Ameresco Inc
(d)
1,490 34
Avista Corp 61,601 2,256
Black Hills Corp 45,285 2,660
Genie Energy Ltd 425 6
Hawaiian Electric Industries Inc
(d)
11,363 104
MGE Energy Inc 24,829 2,231
Northwestern Energy Group Inc 42,411 2,286
Ormat Technologies Inc 3,941 253
Otter Tail Corp 28,944 2,230
Portland General Electric Co 234,516 9,648
TXNM Energy Inc 60,375 2,919
Unitil Corp 18,970 1,016
$ 28,119
Electrical Components & Equipment - 0 .38%
Belden Inc 19,483 2,269
ChargePoint Holdings Inc
(d),(e)
13,415 13
Energizer Holdings Inc 32,500 1,105
EnerSys 239 23
Insteel Industries Inc 33,803 970
nLight Inc
(d)
2,956 33
Ultralife Corp
(d)
463 3
$ 4,416
Electronics - 2 .10%
Allient Inc 933 24
Applied Optoelectronics Inc
(d)
2,763 77
Arrow Electronics Inc
(d)
18,900 2,203
Atmus Filtration Technologies Inc 55,000 2,300
Avnet Inc 38,900 2,010
Bel Fuse Inc - A Shares
(e)
129 11
Bel Fuse Inc - B Shares 712 58
Benchmark Electronics Inc 2,442 104
Celestica Inc
(d)
41,955 5,180
CTS Corp 449 23
ESCO Technologies Inc 894 119
FARO Technologies Inc
(d)
1,336 42
GoPro Inc
(d)
8,781 9
Itron Inc
(d)
18,789 2,017
Kimball Electronics Inc
(d)
68,070 1,237
Knowles Corp
(d)
5,973 113
Mesa Laboratories Inc 228 31
MicroVision Inc
(d),(e)
7,149 11
Mirion Technologies Inc
(d)
12,261 194
NEXTracker Inc
(d)
2,526 127
OSI Systems Inc
(d)
9,460 1,859
Plexus Corp
(d)
17,079 2,420
Sanmina Corp
(d)
23,177 1,941
Standard BioTools Inc
(d),(e)
15,053 23
Stoneridge Inc
(d)
2,085 11
TTM Technologies Inc
(d)
6,883 169
Turtle Beach Corp
(d)
415 7
Vicor Corp
(d)
675 35
Vishay Intertechnology Inc 127,591 2,160
$ 24,515
Energy - Alternate Sources - 0 .21%
Aemetis Inc
(d),(e)
2,144 5
Energy Vault Holdings Inc
(d)
7,164 12
Freyr Battery Inc
(d),(e)
7,671 14
FuelCell Energy Inc
(d)
1,443 11
FutureFuel Corp 1,784 10
Green Plains Inc
(d)
4,310 39
Plug Power Inc
(d),(e)
49,977 93
REX American Resources Corp
(d)
48,966 2,043
SolarMax Technology Inc
(d),(e)
1,118 2
COMMON STOCKS (continued) Shares Held Value (000’s)
Energy - Alternate Sources (continued)
Stem Inc
(d),(e)
11,021 $ 7
Sunnova Energy International Inc
(d)
7,875 20
Sunrun Inc
(d)
14,967 135
TPI Composites Inc
(d),(e)
2,971 5
$ 2,396
Engineering & Construction - 0 .22%
908 Devices Inc
(d)
1,144 3
Arcosa Inc 3,306 335
Concrete Pumping Holdings Inc 113,729 963
Fluor Corp
(d)
957 46
Granite Construction Inc 534 47
Great Lakes Dredge & Dock Corp
(d)
4,514 50
Latham Group Inc
(d)
2,768 20
Mistras Group Inc
(d)
1,434 14
NV5 Global Inc
(d)
3,176 60
Orion Group Holdings Inc
(d)
2,166 17
Primoris Services Corp 277 21
Southland Holdings Inc
(d)
703 2
Tutor Perini Corp
(d)
43,054 1,037
$ 2,615
Entertainment - 1 .90%
Accel Entertainment Inc
(d)
92,900 1,047
AMC Entertainment Holdings Inc
(d)
23,796 74
Bally's Corp
(d)
1,609 29
Cinemark Holdings Inc
(d)
1,545 44
Everi Holdings Inc
(d)
185,414 2,529
Golden Entertainment Inc 1,337 44
International Game Technology PLC 112,518 1,915
Lions Gate Entertainment Corp - A shares
(d)
4,022 32
Lions Gate Entertainment Corp - B shares
(d)
8,524 60
Madison Square Garden Entertainment Corp
(d)
2,417 88
Marriott Vacations Worldwide Corp 30,100 2,612
Monarch Casino & Resort Inc 21,400 1,826
RCI Hospitality Holdings Inc 289 16
Red Rock Resorts Inc 203,265 9,970
Reservoir Media Inc
(d)
1,390 11
Six Flags Entertainment Corp 1,626 72
United Parks & Resorts Inc
(d)
32,625 1,715
Webtoon Entertainment Inc
(d),(e)
544 7
$ 22,091
Environmental Control - 0 .01%
Arq Inc
(d)
1,734 11
Enviri Corp
(d)
5,382 51
Pure Cycle Corp
(d)
1,460 17
PureCycle Technologies Inc
(d),(e)
6,831 64
$ 143
Food - 0 .46%
B&G Foods Inc 5,292 34
Calavo Growers Inc 959 22
Cal-Maine Foods Inc 20,126 2,171
Hain Celestial Group Inc/The
(d)
202,005 1,022
HF Foods Group Inc
(d)
2,922 8
Ingles Markets Inc 969 64
Mission Produce Inc
(d)
2,641 31
Nathan's Famous Inc 27 2
Natural Grocers by Vitamin Cottage Inc 492 22
Seneca Foods Corp - Class A
(d)
320 23
SpartanNash Co 2,278 42
TreeHouse Foods Inc
(d)
3,212 111
United Natural Foods Inc
(d)
4,042 120
Utz Brands Inc 1,487 20
Village Super Market Inc 616 21
Weis Markets Inc 1,105 75
WK Kellogg Co 96,200 1,596
$ 5,384
Forest Products & Paper - 0 .15%
Mercer International Inc 65,900 444
Sylvamo Corp 16,067 1,287
$ 1,731

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Gas - 0 .73%
Brookfield Infrastructure Corp 8,182 $ 341
Chesapeake Utilities Corp 1,502 184
New Jersey Resources Corp 6,701 321
Northwest Natural Holding Co 55,714 2,224
ONE Gas Inc 3,839 271
RGC Resources Inc 636 14
Southwest Gas Holdings Inc 34,749 2,595
Spire Inc 36,718 2,606
$ 8,556
Hand & Machine Tools - 0 .61%
Kennametal Inc 62,610 1,500
Lincoln Electric Holdings Inc 27,985 5,563
Luxfer Holdings PLC 1,789 25
$ 7,088
Healthcare - Products - 2 .18%
Accuray Inc
(d)
513 1
Adaptive Biotechnologies Corp
(d)
7,907 61
AngioDynamics Inc
(d)
2,636 30
Artivion Inc
(d)
671 21
AtriCure Inc
(d)
1,137 45
Avanos Medical Inc
(d)
3,089 53
BioLife Solutions Inc
(d)
245 7
Bioventus Inc
(d)
1,677 18
Bruker Corp 125,405 7,292
CareDx Inc
(d)
2,684 63
Castle Biosciences Inc
(d)
1,183 33
Ceribell Inc
(d)
258 6
Embecta Corp 3,568 64
Envista Holdings Corp
(d)
98,500 2,021
Fractyl Health Inc
(d)
937 2
Globus Medical Inc
(d)
89,870 8,333
ICU Medical Inc
(d)
1,459 240
Inmode Ltd
(d)
150,185 2,585
Inogen Inc
(d)
1,623 19
Integer Holdings Corp
(d)
674 96
Integra LifeSciences Holdings Corp
(d)
4,641 121
LivaNova PLC
(d)
3,492 174
MaxCyte Inc
(d)
7,135 32
MiMedx Group Inc
(d)
4,338 38
Nautilus Biotechnology Inc
(d)
3,140 5
Neogen Corp
(d)
14,876 171
Nevro Corp
(d)
2,668 14
OmniAb Inc
(d)
5,704 18
Omnicell Inc
(d)
3,101 140
OraSure Technologies Inc
(d)
4,931 20
Orchestra BioMed Holdings Inc
(d),(e)
905 5
Orthofix Medical Inc
(d)
2,332 43
OrthoPediatrics Corp
(d)
1,131 27
Pacific Biosciences of California Inc
(d),(e)
18,839 29
Patterson Cos Inc 65,792 2,036
Quanterix Corp
(d)
2,251 21
Quantum-Si Inc
(d),(e)
7,270 14
SI-BONE Inc
(d)
455 8
Stereotaxis Inc
(d)
228 1
Surmodics Inc
(d)
352 12
Tactile Systems Technology Inc
(d)
1,565 27
Utah Medical Products Inc 14,336 877
Varex Imaging Corp
(d)
2,691 37
Zimvie Inc
(d)
1,826 25
Zynex Inc
(d),(e)
67,700 531
$ 25,416
Healthcare - Services - 1 .93%
Acadia Healthcare Co Inc
(d)
163,490 7,375
Accolade Inc
(d)
3,486 24
Addus HomeCare Corp
(d)
711 89
Ardent Health Partners Inc
(d)
261 4
Aveanna Healthcare Holdings Inc
(d)
1,047 5
Blade Air Mobility Inc
(d)
4,064 16
Brookdale Senior Living Inc
(d)
1,986 9
COMMON STOCKS (continued) Shares Held Value (000’s)
Healthcare - Services (continued)
Community Health Systems Inc
(d)
4,023 $ 13
Concentra Group Holdings Parent Inc 40,923 954
DocGo Inc
(d)
5,664 28
Enhabit Inc
(d)
3,066 26
Fulgent Genetics Inc
(d)
1,449 24
GeneDx Holdings Corp
(d)
767 57
HealthEquity Inc
(d)
111,880 12,354
Innovage Holding Corp
(d)
687 3
LifeStance Health Group Inc
(d)
5,163 41
ModivCare Inc
(d)
294 1
Nano-X Imaging Ltd
(d),(e)
278 2
National HealthCare Corp 846 87
OPKO Health Inc
(d),(e)
22,329 34
Pediatrix Medical Group Inc
(d)
5,835 81
Quipt Home Medical Corp
(d)
2,208 7
Select Medical Holdings Corp 50,128 986
Sonida Senior Living Inc
(d),(e)
108 2
Surgery Partners Inc
(d)
5,245 134
Teladoc Health Inc
(d)
9,836 100
$ 22,456
Home Builders - 2 .27%
Beazer Homes USA Inc
(d)
23,782 527
Century Communities Inc 15,902 1,215
Champion Homes Inc
(d)
56,053 5,176
Forestar Group Inc
(d)
1,142 27
Green Brick Partners Inc
(d)
23,628 1,428
Hovnanian Enterprises Inc
(d)
309 41
Installed Building Products Inc 56,975 11,329
KB Home 23,418 1,571
Landsea Homes Corp
(d)
1,149 9
LGI Homes Inc
(d)
10,031 896
M/I Homes Inc
(d)
11,005 1,384
Meritage Homes Corp 4,906 382
Taylor Morrison Home Corp
(d)
6,978 450
Tri Pointe Homes Inc
(d)
51,884 1,912
United Homes Group Inc
(d)
211 1
Winnebago Industries Inc 1,916 92
$ 26,440
Home Furnishings - 0 .26%
Arhaus Inc 406 5
Daktronics Inc
(d)
2,333 38
Ethan Allen Interiors Inc 1,545 48
Flexsteel Industries Inc 319 16
Hamilton Beach Brands Holding Co 559 10
Hooker Furnishings Corp 817 10
iRobot Corp
(d)
2,102 16
Leggett & Platt Inc 110,500 1,167
Lovesac Co/The
(d)
516 13
MillerKnoll Inc 70,854 1,590
Purple Innovation Inc
(d)
3,968 5
Sleep Number Corp
(d)
1,469 26
Sonos Inc
(d)
868 12
Traeger Inc
(d)
2,024 5
Xperi Inc
(d)
3,146 28
$ 2,989
Housewares - 0 .00%
Lifetime Brands Inc 801 5
Insurance - 5 .28%
Ambac Financial Group Inc
(d)
135,489 1,576
American Coastal Insurance Corp 1,050 13
AMERISAFE Inc 720 36
Assured Guaranty Ltd 20,500 1,939
Axis Capital Holdings Ltd 20,500 1,866
Bowhead Specialty Holdings Inc
(d)
586 19
CNO Financial Group Inc 66,658 2,662
Donegal Group Inc 1,091 16
Employers Holdings Inc 52,137 2,563
Enstar Group Ltd
(d)
864 282
Essent Group Ltd 44,931 2,617

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Insurance (continued)
F&G Annuities & Life Inc 23,893 $ 1,097
Fidelis Insurance Holdings Ltd 3,489 58
First American Financial Corp 211,625 13,379
Genworth Financial Inc
(d)
29,447 213
GoHealth Inc
(d)
315 5
Greenlight Capital Re Ltd
(d)
1,834 25
Hamilton Insurance Group Ltd
(d)
2,694 52
Hanover Insurance Group Inc/The 14,400 2,204
Heritage Insurance Holdings Inc
(d)
1,609 18
Hippo Holdings Inc
(d)
1,374 38
Horace Mann Educators Corp 65,299 2,523
Investors Title Co 83 19
Jackson Financial Inc 5,120 482
James River Group Holdings Ltd 2,629 13
Kemper Corp 35,600 2,392
Lemonade Inc
(d)
678 23
Lincoln National Corp 32,800 1,153
Maiden Holdings Ltd
(d)
5,671 6
MBIA Inc
(d)
3,128 22
Mercury General Corp 16,781 837
MGIC Investment Corp 78,000 1,992
NI Holdings Inc
(d)
462 7
NMI Holdings Inc
(d)
64,466 2,490
ProAssurance Corp
(d)
100,580 1,505
Roadzen Inc
(d)
2,271 3
Safety Insurance Group Inc 1,010 80
Selective Insurance Group Inc 132,594 11,155
Selectquote Inc
(d)
9,246 40
SiriusPoint Ltd
(d)
85,552 1,245
Skyward Specialty Insurance Group Inc
(d)
1,930 85
Stewart Information Services Corp 25,537 1,665
Tiptree Inc 1,316 26
United Fire Group Inc 28,326 702
Universal Insurance Holdings Inc 1,305 25
White Mountains Insurance Group Ltd 1,240 2,396
$ 61,564
Internet - 0 .29%
1-800-Flowers.com Inc
(d)
1,470 12
1stdibs.com Inc
(d)
1,277 5
aka Brands Holding Corp
(d)
44 1
BARK Inc
(d)
9,085 17
Beyond Inc
(d)
3,201 27
Bumble Inc
(d)
5,939 48
Cars.com Inc
(d)
4,488 80
Despegar.com Corp
(d)
3,662 70
Entravision Communications Corp 3,080 7
ePlus Inc
(d)
13,299 1,063
Eventbrite Inc
(d)
695 2
Figs Inc
(d)
8,399 48
fuboTV Inc
(d)
20,226 82
Groupon Inc
(d),(e)
885 9
HealthStream Inc 1,081 35
Innovid Corp
(d)
6,555 20
Lands' End Inc
(d)
1,000 12
LifeMD Inc
(d)
735 4
LiveOne Inc
(d)
874 1
Magnite Inc
(d)
976 17
Nextdoor Holdings Inc
(d)
11,582 30
Opendoor Technologies Inc
(d)
40,366 56
RealReal Inc/The
(d)
2,107 20
RumbleON Inc
(d)
1,104 5
Shutterstock Inc 51,655 1,525
Solo Brands Inc
(d)
1,599 2
Stitch Fix Inc
(d)
6,919 33
TrueCar Inc
(d)
6,220 21
Vacasa Inc
(d)
665 3
Ziff Davis Inc
(d)
2,999 162
$ 3,417
COMMON STOCKS (continued) Shares Held Value (000’s)
Investment Companies - 0 .08%
Bit Digital Inc
(d)
8,216 $ 26
Cannae Holdings Inc 3,833 76
Cipher Mining Inc
(d)
4,460 26
Compass Diversified Holdings 4,568 97
Core Scientific Inc
(d)
2,605 32
FTAI Infrastructure Inc 6,888 48
HA Sustainable Infrastructure Capital Inc 7,882 221
Hut 8 Corp
(d)
5,523 120
MARA Holdings Inc
(d),(e)
3,501 64
NewtekOne Inc 1,732 23
Riot Platforms Inc
(d)
16,903 201
Terawulf Inc
(d)
1,138 5
$ 939
Iron & Steel - 0 .03%
Commercial Metals Co 7,774 377
Radius Recycling Inc 1,874 23
$ 400
Leisure Products & Services - 0 .39%
Clarus Corp 2,286 11
Escalade Inc 709 11
Global Business Travel Group I
(d)
1,356 12
Harley-Davidson Inc 62,400 1,689
Johnson Outdoors Inc 36,424 1,180
Life Time Group Holdings Inc
(d)
4,209 122
Lindblad Expeditions Holdings Inc
(d)
618 8
Malibu Boats Inc
(d)
1,320 51
Marine Products Corp 334 3
MasterCraft Boat Holdings Inc
(d)
1,120 20
Peloton Interactive Inc
(d)
1,712 13
Polaris Inc 27,400 1,307
Sabre Corp
(d)
20,384 68
Topgolf Callaway Brands Corp
(d)
9,715 76
$ 4,571
Lodging - 0 .57%
Full House Resorts Inc
(d)
2,302 13
Hilton Grand Vacations Inc
(d)
42,500 1,751
Marcus Corp/The 1,584 32
Playa Hotels & Resorts NV
(d)
172,200 2,111
Travel + Leisure Co 50,300 2,734
$ 6,641
Machinery - Construction & Mining - 0 .74%
Astec Industries Inc 1,556 54
Bloom Energy Corp
(d)
1,177 28
BWX Technologies Inc 72,890 8,231
Hyster-Yale Inc 322 17
Manitowoc Co Inc/The
(d)
2,359 24
NANO Nuclear Energy Inc
(d),(e)
240 9
Net Power Inc
(d)
1,470 13
Terex Corp 4,550 219
$ 8,595
Machinery - Diversified - 1 .25%
Albany International Corp 23,419 1,891
Cactus Inc 25,700 1,535
Columbus McKinnon Corp/NY 128,054 4,664
DXP Enterprises Inc/TX
(d)
5,084 515
Eastman Kodak Co
(d)
4,016 30
Gates Industrial Corp PLC
(d)
90,300 1,868
Gencor Industries Inc
(d)
793 12
GrafTech International Ltd
(d)
1,352 2
Ichor Holdings Ltd
(d)
1,534 42
Lindsay Corp 13,566 1,820
Tennant Co 726 62
Thermon Group Holdings Inc
(d)
77,323 2,140
Twin Disc Inc 661 8
Zurn Elkay Water Solutions Corp 522 21
$ 14,610

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Media - 0 .21%
AMC Networks Inc
(d)
2,180 $ 21
Cable One Inc 384 117
EW Scripps Co/The
(d)
4,189 8
Gannett Co Inc
(d)
9,691 44
Gray Media Inc 5,845 22
iHeartMedia Inc
(d)
7,177 16
Liberty Latin America Ltd - Class A
(d)
2,210 14
Liberty Latin America Ltd - Class C
(d)
8,906 55
Scholastic Corp 1,615 31
Sphere Entertainment Co
(d)
1,839 86
TEGNA Inc 112,994 2,058
Value Line Inc 8 —
WideOpenWest Inc
(d)
3,506 15
$ 2,487
Metal Fabrication & Hardware - 1 .28%
AZZ Inc 18,143 1,556
Eastern Co/The 377 10
Helios Technologies Inc 712 32
Hillman Solutions Corp
(d)
11,167 112
Janus International Group Inc
(d)
202,400 1,678
L B Foster Co
(d)
27,641 769
Mayville Engineering Co Inc
(d)
811 13
Metallus Inc
(d)
2,973 44
Mueller Industries Inc 557 44
NN Inc
(d)
3,547 11
Northwest Pipe Co
(d)
550 27
Olympic Steel Inc 677 23
Park-Ohio Holdings Corp 635 16
Proto Labs Inc
(d)
58,711 2,450
Ryerson Holding Corp 1,826 41
Standex International Corp 187 34
Timken Co/The 28,000 2,247
Tredegar Corp
(d)
1,867 15
Valmont Industries Inc 17,055 5,658
Worthington Enterprises Inc 237 10
Worthington Steel Inc 2,228 65
$ 14,855
Mining - 0 .14%
Caledonia Mining Corp PLC 1,260 12
Centrus Energy Corp
(d)
268 22
Coeur Mining Inc
(d)
27,024 178
Compass Minerals International Inc 2,288 27
Constellium SE
(d)
85,000 844
Contango ORE Inc
(d),(e)
375 4
Dakota Gold Corp
(d)
1,906 4
Encore Energy Corp
(d),(e)
3,698 12
Energy Fuels Inc/Canada
(d)
12,714 68
Hecla Mining Co 40,085 228
i-80 Gold Corp
(d)
24,140 14
Kaiser Aluminum Corp 65 5
Lifezone Metals Ltd
(d),(e)
2,564 15
MAC Copper Ltd
(d)
2,625 27
Novagold Resources Inc
(d)
16,763 52
Piedmont Lithium Inc
(d),(e)
887 7
SSR Mining Inc
(d)
13,913 112
Ur-Energy Inc
(d)
2,372 2
$ 1,633
Miscellaneous Manufacturers - 1 .99%
AMMO Inc
(d)
5,304 9
Core Molding Technologies Inc
(d),(e)
447 7
Enpro Inc 1,274 237
Hillenbrand Inc 83,405 2,835
JBT Marel Corp 74,154 9,862
LSB Industries Inc
(d)
3,545 30
Materion Corp 86,151 8,701
Myers Industries Inc 121,100 1,458
NL Industries Inc 440 3
Park Aerospace Corp 801 12
Smith & Wesson Brands Inc 2,811 29
COMMON STOCKS (continued) Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)
Solidion Technology Inc
(d)
98 $ —
Sturm Ruger & Co Inc 802 29
Trinity Industries Inc 476 18
$ 23,230
Office & Business Equipment - 0 .01%
Pitney Bowes Inc 7,716 69
Xerox Holdings Corp 7,922 67
$ 136
Office Furnishings - 0 .25%
CompX International Inc
(e)
65 2
HNI Corp 1,687 84
Interface Inc 63,220 1,565
Steelcase Inc 108,892 1,250
Virco Mfg. Corp 608 7
$ 2,908
Oil & Gas - 4 .80%
Amplify Energy Corp
(d)
2,749 15
Antero Resources Corp
(d)
236,735 8,835
Baytex Energy Corp 766,971 1,841
Berry Corp 3,740 16
BKV Corp
(d),(e)
794 19
Borr Drilling Ltd
(d),(e)
16,228 56
California Resources Corp 50,022 2,461
CNX Resources Corp
(d)
9,972 273
Comstock Resources Inc
(d),(e)
6,309 117
Crescent Energy Co 129,489 1,950
CVR Energy Inc 69,896 1,325
Delek US Holdings Inc 66,444 1,187
Diversified Energy Co PLC 3,078 49
Evolution Petroleum Corp 1,301 7
Granite Ridge Resources Inc 3,745 23
Gulfport Energy Corp
(d)
420 75
Helmerich & Payne Inc 6,616 209
HighPeak Energy Inc
(e)
995 14
Kosmos Energy Ltd
(d)
548,321 1,744
Magnolia Oil & Gas Corp 957 23
Matador Resources Co 134,060 7,775
Murphy Oil Corp 273,335 7,279
Nabors Industries Ltd
(d)
423 24
Noble Corp PLC 3,262 105
Northern Oil & Gas Inc 54,991 1,977
Par Pacific Holdings Inc
(d)
129,702 2,169
Patterson-UTI Energy Inc 26,593 215
PBF Energy Inc 81,853 2,394
Permian Resources Corp 507,855 7,440
Prairie Operating Co
(d),(e)
123 1
PrimeEnergy Resources Corp
(d)
49 11
Riley Exploration Permian Inc 676 22
Ring Energy Inc
(d)
10,140 13
SandRidge Energy Inc 2,194 26
Seadrill Ltd
(d)
3,336 121
Sitio Royalties Corp 5,502 111
SM Energy Co 6,480 246
Talos Energy Inc
(d)
228,207 2,263
Transocean Ltd
(d)
49,762 195
VAALCO Energy Inc 324,914 1,332
Valaris Ltd
(d)
1,502 72
Vital Energy Inc
(d)
58,435 1,864
Vitesse Energy Inc 1,693 44
$ 55,938
Oil & Gas Services - 1 .30%
Aris Water Solutions Inc 1,714 44
Bristow Group Inc
(d)
1,662 55
DMC Global Inc
(d)
934 8
DNOW Inc
(d)
7,216 107
Drilling Tools International Corp
(d),(e)
560 2
Expro Group Holdings NV
(d)
137,446 1,735
Forum Energy Technologies Inc
(d)
802 15
Geospace Technologies Corp
(d)
832 8

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas Services (continued)
Helix Energy Solutions Group Inc
(d)
7,954 $ 64
Innovex International Inc
(d)
111,280 1,734
Kodiak Gas Services Inc 33,996 1,591
Liberty Energy Inc 106,194 1,945
Mammoth Energy Services Inc
(d)
1,437 4
Matrix Service Co
(d)
1,804 24
National Energy Services Reunited Corp
(d)
181,900 1,719
Natural Gas Services Group Inc
(d)
579 15
NPK International Inc
(d)
5,621 39
Oil States International Inc
(d)
156,926 797
ProFrac Holding Corp
(d),(e)
145,767 1,060
ProPetro Holding Corp
(d)
194,714 1,729
Ranger Energy Services Inc 1,103 18
RPC Inc 245,066 1,502
SEACOR Marine Holdings Inc
(d)
1,715 12
Select Water Solutions Inc 70,414 880
Solaris Energy Infrastructure Inc 1,702 46
$ 15,153
Packaging & Containers - 0 .29%
Clearwater Paper Corp
(d)
1,102 35
Greif Inc - Class A 1,692 104
Greif Inc - Class B 344 22
O-I Glass Inc
(d)
10,606 127
Pactiv Evergreen Inc 2,478 44
Ranpak Holdings Corp
(d)
3,177 23
Silgan Holdings Inc 34,100 1,876
TriMas Corp 48,071 1,168
$ 3,399
Pharmaceuticals - 0 .35%
ACELYRIN Inc
(d)
5,113 10
AdaptHealth Corp
(d)
3,885 42
Agios Pharmaceuticals Inc
(d)
3,854 133
Akebia Therapeutics Inc
(d)
12,470 28
Amneal Pharmaceuticals Inc
(d)
1,751 14
Amphastar Pharmaceuticals Inc
(d)
39,000 1,360
Anika Therapeutics Inc
(d)
755 13
Aquestive Therapeutics Inc
(d)
4,120 12
Astrazeneca Finance LLC - Contingent Value
Rights
(d),(f)
3,047 1
Biote Corp
(d)
178 1
Coherus Biosciences Inc
(d)
6,702 8
Corbus Pharmaceuticals Holdings Inc
(d)
273 3
CorMedix Inc
(d)
340 3
Enanta Pharmaceuticals Inc
(d)
1,202 6
Enliven Therapeutics Inc
(d),(e)
128 3
Fennec Pharmaceuticals Inc
(d)
1,184 8
Foghorn Therapeutics Inc
(d)
520 2
Fulcrum Therapeutics Inc
(d)
2,438 10
Galectin Therapeutics Inc
(d),(e)
787 1
Guardian Pharmacy Services Inc
(d)
347 8
Gyre Therapeutics Inc
(d),(e)
330 4
Herbalife Ltd
(d)
316,794 1,729
Heron Therapeutics Inc
(d),(e)
8,104 14
Ironwood Pharmaceuticals Inc
(d)
6,652 16
Lyell Immunopharma Inc
(d)
10,997 6
MannKind Corp
(d)
4,254 25
Nature's Sunshine Products Inc
(d)
772 11
Neurogene Inc
(d)
313 5
Option Care Health Inc
(d)
6,215 192
ORIC Pharmaceuticals Inc
(d)
3,161 33
Outlook Therapeutics Inc
(d)
304 1
Owens & Minor Inc
(d)
4,428 63
Pacira BioSciences Inc
(d)
2,887 76
Phibro Animal Health Corp 1,079 23
Regulus Therapeutics Inc
(d)
3,039 3
SIGA Technologies Inc 788 5
Skye Bioscience Inc
(d)
1,078 3
Spyre Therapeutics Inc
(d)
2,131 49
Supernus Pharmaceuticals Inc
(d)
3,190 122
COMMON STOCKS (continued) Shares Held Value (000’s)
Pharmaceuticals (continued)
Telomir Pharmaceuticals Inc
(d)
542 $ 3
Trevi Therapeutics Inc
(d)
1,510 6
USANA Health Sciences Inc
(d)
772 25
Vanda Pharmaceuticals Inc
(d)
3,997 18
Voyager Therapeutics Inc
(d)
3,143 17
$ 4,115
Pipelines - 0 .44%
Excelerate Energy Inc 35,754 1,068
Golar LNG Ltd 6,744 275
Kinetik Holdings Inc 2,351 151
NextDecade Corp
(d)
423,800 3,594
$ 5,088
Private Equity - 0 .00%
Chicago Atlantic Real Estate Finance Inc 1,224 19
P10 Inc 317 4
$ 23
Real Estate - 1 .86%
American Realty Investors Inc
(d)
142 2
Anywhere Real Estate Inc
(d)
6,493 23
Cushman & Wakefield PLC
(d)
1,232,315 16,994
FRP Holdings Inc
(d)
903 28
Kennedy-Wilson Holdings Inc 7,762 70
Legacy Housing Corp
(d)
26,893 690
Marcus & Millichap Inc 1,599 61
Maui Land & Pineapple Co Inc
(d)
42 1
McGrath RentCorp 13,400 1,644
Newmark Group Inc 8,980 127
Offerpad Solutions Inc
(d)
630 2
RE/MAX Holdings Inc
(d)
1,369 14
RMR Group Inc/The 55,128 1,029
Seritage Growth Properties
(d)
243,649 911
Star Holdings
(d)
939 8
Stratus Properties Inc
(d)
331 6
Transcontinental Realty Investors Inc
(d)
86 2
$ 21,612
REITs - 4 .87%
Acadia Realty Trust 7,989 184
Advanced Flower Capital Inc 1,270 10
AG Mortgage Investment Trust Inc 1,839 13
AGNC Investment Corp 961,690 9,588
Alexander & Baldwin Inc 4,956 89
Alexander's Inc 6,400 1,216
Alpine Income Property Trust Inc 856 14
American Assets Trust Inc 3,265 79
American Healthcare REIT Inc 10,379 294
Angel Oak Mortgage REIT Inc 503 5
Apartment Investment and Management Co 5,019 45
Apollo Commercial Real Estate Finance Inc 143,951 1,276
Apple Hospitality REIT Inc 15,600 241
Arbor Realty Trust Inc 12,626 169
Ares Commercial Real Estate Corp 189,381 1,072
Armada Hoffler Properties Inc 4,986 49
ARMOUR Residential REIT Inc 3,813 72
Blackstone Mortgage Trust Inc 11,859 213
Braemar Hotels & Resorts Inc 4,617 12
Brandywine Realty Trust 11,631 64
BrightSpire Capital Inc 224,636 1,265
Broadstone Net Lease Inc 12,894 203
BRT Apartments Corp 773 13
CareTrust REIT Inc 11,627 308
CBL & Associates Properties Inc 483 15
Centerspace 1,109 67
Chatham Lodging Trust 3,177 28
Chimera Investment Corp 5,485 82
City Office REIT Inc 2,734 15
Claros Mortgage Trust Inc 82,206 271
Clipper Realty Inc 188 1
Community Healthcare Trust Inc 1,739 35
COPT Defense Properties 7,684 226

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
CTO Realty Growth Inc 1,981 $ 39
Curbline Properties Corp 6,486 159
DiamondRock Hospitality Co 124,620 1,094
Diversified Healthcare Trust 14,946 37
Douglas Emmett Inc 11,027 202
Dynex Capital Inc 5,372 71
Easterly Government Properties Inc 6,598 75
Ellington Financial Inc 5,746 72
Elme Communities 5,993 91
Empire State Realty Trust Inc 215,397 2,059
Essential Properties Realty Trust Inc 11,992 385
Farmland Partners Inc 3,024 35
Four Corners Property Trust Inc 6,587 181
Franklin BSP Realty Trust Inc 5,577 71
Franklin Street Properties Corp 7,439 14
FrontView REIT Inc 1,017 18
Getty Realty Corp 3,424 106
Gladstone Commercial Corp 2,437 40
Gladstone Land Corp 2,282 25
Global Medical REIT Inc 4,122 32
Global Net Lease Inc 13,754 99
Granite Point Mortgage Trust Inc 158,348 450
Hudson Pacific Properties Inc 8,984 28
Independence Realty Trust Inc 15,427 296
Industrial Logistics Properties Trust 4,578 18
Innovative Industrial Properties Inc 1,907 137
InvenTrust Properties Corp 5,282 157
Invesco Mortgage Capital Inc 3,770 32
JBG SMITH Properties 5,573 86
Kite Realty Group Trust 14,833 343
KKR Real Estate Finance Trust Inc 2,936 29
Ladder Capital Corp 7,741 87
LTC Properties Inc 3,047 105
LXP Industrial Trust 19,877 165
Macerich Co/The 16,187 336
MFA Financial Inc 716,712 7,525
National Health Investors Inc 2,850 194
NET Lease Office Properties
(d)
975 31
NETSTREIT Corp 4,251 62
New York Mortgage Trust Inc 6,182 37
NexPoint Diversified Real Estate Trust 2,363 13
Nexpoint Real Estate Finance Inc 484 7
NexPoint Residential Trust Inc 1,529 60
NNN REIT Inc 205,925 8,111
One Liberty Properties Inc 1,043 27
Orchid Island Capital Inc 5,368 45
Orion Office REIT Inc 3,934 16
Outfront Media Inc 6,001 110
Paramount Group Inc 12,642 62
Park Hotels & Resorts Inc 145,600 1,964
Peakstone Realty Trust 2,487 27
Pebblebrook Hotel Trust 175,343 2,302
PennyMac Mortgage Investment Trust 5,932 81
Phillips Edison & Co Inc 7,142 260
Piedmont Office Realty Trust Inc 8,424 74
Plymouth Industrial REIT Inc 2,738 46
Postal Realty Trust Inc 963 13
PotlatchDeltic Corp 5,433 243
Ready Capital Corp 11,065 74
Redwood Trust Inc 8,985 59
Retail Opportunity Investments Corp 8,461 148
Rithm Property Trust Inc 57,153 176
RLJ Lodging Trust 10,421 102
Sabra Health Care REIT Inc 16,184 270
Safehold Inc 3,533 57
Saul Centers Inc 72 3
Service Properties Trust 11,215 32
Seven Hills Realty Trust 981 13
SITE Centers Corp 3,232 48
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
SL Green Realty Corp 4,809 $ 324
STAG Industrial Inc 240,225 8,211
Summit Hotel Properties Inc 7,171 48
Sunrise Realty Trust Inc 363 4
Sunstone Hotel Investors Inc 13,930 158
Tanger Inc 4,413 145
Terreno Realty Corp 6,521 427
TPG RE Finance Trust Inc 4,078 34
Two Harbors Investment Corp 7,080 90
UMH Properties Inc 4,188 75
Uniti Group Inc 16,603 91
Universal Health Realty Income Trust 139 5
Urban Edge Properties 8,593 175
Veris Residential Inc 5,354 85
Whitestone REIT 3,389 45
Xenia Hotels & Resorts Inc 6,981 104
$ 56,721
Retail - 5 .13%
Academy Sports & Outdoors Inc 3,466 181
Advance Auto Parts Inc 40,900 1,984
American Eagle Outfitters Inc 2,485 40
America's Car-Mart Inc/TX
(d)
481 23
Arko Corp 4,909 35
Asbury Automotive Group Inc
(d)
8,518 2,527
Beacon Roofing Supply Inc
(d)
136,808 16,189
Biglari Holdings Inc
(d)
53 12
BJ's Restaurants Inc
(d)
590 21
Blink Charging Co
(d),(e)
3,143 4
Bloomin' Brands Inc 138,972 1,745
BlueLinx Holdings Inc
(d)
551 59
Brinker International Inc
(d)
286 52
Caleres Inc 1,613 30
Citi Trends Inc
(d)
485 13
Clean Energy Fuels Corp
(d)
11,674 39
Cracker Barrel Old Country Store Inc
(e)
1,168 76
Dave & Buster's Entertainment Inc
(d)
33,600 892
Denny's Corp
(d)
252,412 1,598
Designer Brands Inc 2,843 14
Destination XL Group Inc
(d)
3,668 10
Dine Brands Global Inc 904 27
El Pollo Loco Holdings Inc
(d)
88,667 1,053
EVgo Inc
(d)
6,158 21
FirstCash Holdings Inc 78,410 8,558
Foot Locker Inc
(d)
5,680 114
Genesco Inc
(d)
537 22
GMS Inc
(d)
270 23
Group 1 Automotive Inc 5,436 2,482
GrowGeneration Corp
(d)
3,153 4
Haverty Furniture Cos Inc 63,804 1,432
J Jill Inc 52 1
La-Z-Boy Inc 2,900 137
Leslie's Inc
(d)
5,326 11
MarineMax Inc
(d)
31,963 970
Movado Group Inc 1,034 20
MSC Industrial Direct Co Inc 26,100 2,099
National Vision Holdings Inc
(d)
4,947 56
Nordstrom Inc 41,600 1,007
Nu Skin Enterprises Inc 260,680 1,707
ODP Corp/The
(d)
2,218 50
OneWater Marine Inc
(d)
55,844 1,009
Papa John's International Inc 23,820 943
PC Connection Inc 11,571 859
Petco Health & Wellness Co Inc
(d)
5,903 20
PetMed Express Inc
(d)
122,883 585
Portillo's Inc
(d)
713 10
PriceSmart Inc 636 58
Sally Beauty Holdings Inc
(d)
7,029 76
Shoe Carnival Inc 1,206 33
Signet Jewelers Ltd 22,379 1,326

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Retail (continued)
Sonic Automotive Inc 40,002 $ 2,970
Tile Shop Holdings Inc
(d)
1,105 8
Tilly's Inc
(d)
811 4
Urban Outfitters Inc
(d)
3,095 172
Vera Bradley Inc
(d)
1,342 5
Victoria's Secret & Co
(d)
4,104 149
Warby Parker Inc
(d)
219,170 6,073
Winmark Corp 199 78
Zumiez Inc
(d)
1,062 17
$ 59,733
Savings & Loans - 1 .92%
Axos Financial Inc
(d)
3,325 233
Banc of California Inc 117,253 1,879
Berkshire Hills Bancorp Inc 61,118 1,798
Brookline Bancorp Inc 159,087 1,946
Capitol Federal Financial Inc 276,887 1,647
ESSA Bancorp Inc 646 13
First Financial Northwest Inc 497 10
Flagstar Financial Inc 17,377 206
Flushing Financial Corp 114,335 1,595
FS Bancorp Inc 7,756 313
Hingham Institution For Savings The
(e)
3,106 793
Home Bancorp Inc 4,381 220
HomeTrust Bancshares Inc 990 36
Northfield Bancorp Inc 145,960 1,703
Northwest Bancshares Inc 8,704 115
OceanFirst Financial Corp 137,115 2,462
Pacific Premier Bancorp Inc 67,148 1,740
Provident Financial Services Inc 133,946 2,488
Southern Missouri Bancorp Inc 15,026 889
Timberland Bancorp Inc/WA 534 16
WaFd Inc 69,761 2,070
Waterstone Financial Inc 1,133 16
WSFS Financial Corp 4,042 226
$ 22,414
Semiconductors - 0 .93%
ACM Research Inc
(d)
1,127 23
Alpha & Omega Semiconductor Ltd
(d)
1,628 63
Ambarella Inc
(d)
1,237 95
CEVA Inc
(d)
226 7
Cohu Inc
(d)
3,149 72
Diodes Inc
(d)
36,869 2,175
IPG Photonics Corp
(d)
21,500 1,577
MaxLinear Inc
(d)
241 4
Navitas Semiconductor Corp
(d),(e)
7,451 23
Ouster Inc
(d)
2,610 26
Penguin Solutions Inc
(d)
3,550 72
Photronics Inc
(d)
94,073 2,163
Rambus Inc
(d)
69,135 4,260
Richardson Electronics Ltd/United States 943 12
Synaptics Inc
(d)
2,496 212
Veeco Instruments Inc
(d)
610 15
Vishay Precision Group Inc
(d)
819 19
$ 10,818
Shipbuilding - 0 .57%
Huntington Ingalls Industries Inc 33,435 6,595
Software - 0 .62%
Adeia Inc 135,895 1,746
Asure Software Inc
(d)
1,665 20
Bandwidth Inc
(d)
183 3
BigBear.ai Holdings Inc
(d),(e)
1,787 8
Cerence Inc
(d)
2,832 35
Commvault Systems Inc
(d)
198 32
Concentrix Corp
(e)
21,600 1,129
Consensus Cloud Solutions Inc
(d)
1,227 35
CS Disco Inc
(d)
565 3
Daily Journal Corp
(d)
29 12
Definitive Healthcare Corp
(d)
3,739 18
Digi International Inc
(d)
2,429 76
COMMON STOCKS (continued) Shares Held Value (000’s)
Software (continued)
Digimarc Corp
(d),(e)
42 $ 2
Digital Turbine Inc
(d)
6,726 18
Donnelley Financial Solutions Inc
(d)
607 40
E2open Parent Holdings Inc
(d)
14,024 37
EverCommerce Inc
(d)
317 3
Fastly Inc
(d)
1,872 20
Health Catalyst Inc
(d)
3,962 22
I3 Verticals Inc
(d)
1,477 37
IBEX Holdings Ltd
(d)
607 13
Immersion Corp 2,157 18
Life360 Inc
(d)
117 5
Logility Supply Chain Solutions Inc 2,140 30
Meridianlink Inc
(d)
914 18
Olo Inc
(d)
3,557 26
ON24 Inc
(d)
2,107 14
Outbrain Inc
(d)
2,678 16
Pagaya Technologies Ltd
(d)
2,614 24
Planet Labs PBC
(d)
14,592 89
Playstudios Inc
(d)
6,166 11
Rackspace Technology Inc
(d)
4,737 12
Silvaco Group Inc
(d)
75 1
SolarWinds Corp 3,705 55
TruBridge Inc
(d)
83,400 2,070
Verint Systems Inc
(d)
4,172 106
Vimeo Inc
(d)
9,927 67
Waystar Holding Corp
(d)
989 40
ZoomInfo Technologies Inc
(d)
129,400 1,331
$ 7,242
Supranational Bank - 0 .01%
Banco Latinoamericano de Comercio Exterior SA 1,870 71
Telecommunications - 0 .75%
ADTRAN Holdings Inc
(d)
5,367 56
Anterix Inc
(d)
80 2
Applied Digital Corp
(d),(e)
4,023 29
AST SpaceMobile Inc
(d)
9,136 185
ATN International Inc 732 11
Aviat Networks Inc
(d)
21,186 404
BlackSky Technology Inc
(d)
1,763 26
Calix Inc
(d)
1,034 41
Ciena Corp
(d)
66,850 5,825
Clearfield Inc
(d)
817 30
CommScope Holding Co Inc
(d)
14,633 74
DigitalBridge Group Inc 7,985 88
EchoStar Corp
(d)
8,316 230
Extreme Networks Inc
(d)
4,033 64
Globalstar Inc
(d)
7,916 12
Gogo Inc
(d)
2,610 22
IDT Corp - Class B 320 15
Lumen Technologies Inc
(d)
69,136 342
NETGEAR Inc
(d)
1,886 52
Ooma Inc
(d)
1,583 23
Powerfleet Inc NJ
(d)
6,476 38
Preformed Line Products Co 4,076 613
Ribbon Communications Inc
(d)
6,154 25
Shenandoah Telecommunications Co 3,330 36
Spok Holdings Inc 1,254 20
Telephone and Data Systems Inc 6,722 238
Viasat Inc
(d)
8,474 81
Viavi Solutions Inc
(d)
15,094 182
$ 8,764
Textiles - 0 .18%
UniFirst Corp/MA 9,522 2,041
Toys, Games & Hobbies - 0 .06%
Funko Inc
(d)
2,127 30
JAKKS Pacific Inc
(d)
21,501 647
$ 677

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Transportation - 2 .06%
Air Transport Services Group Inc
(d)
50,087 $ 1,113
Ardmore Shipping Corp 2,836 34
Costamare Inc 2,762 32
Covenant Logistics Group Inc 907 25
CryoPort Inc
(d)
461 3
DHT Holdings Inc 9,200 104
Dorian LPG Ltd 1,235 30
FLEX LNG Ltd
(e)
868 22
Forward Air Corp
(d)
1,698 55
Genco Shipping & Trading Ltd 2,926 42
Golden Ocean Group Ltd 8,296 77
Heartland Express Inc 1,886 22
Himalaya Shipping Ltd
(d)
185 1
Hub Group Inc 4,084 182
International Seaways Inc 29,299 1,141
Kirby Corp
(d)
61,385 6,700
Marten Transport Ltd 79,579 1,226
Matson Inc 2,229 316
Nordic American Tankers Ltd 13,991 38
PAMT CORP
(d)
340 5
Pangaea Logistics Solutions Ltd 2,394 13
Proficient Auto Logistics Inc
(d)
710 7
Radiant Logistics Inc
(d)
2,492 18
RXO Inc
(d)
332,360 8,525
Safe Bulkers Inc 4,230 15
Schneider National Inc 58,700 1,746
Scorpio Tankers Inc 3,023 144
SFL Corp Ltd 7,025 74
Teekay Corp Ltd 3,739 27
Teekay Tankers Ltd 1,624 68
Universal Logistics Holdings Inc 301 13
Werner Enterprises Inc 3,662 132
World Kinect Corp 73,963 2,091
$ 24,041
Trucking & Leasing - 0 .75%
GATX Corp 39,404 6,520
Greenbrier Cos Inc/The 33,513 2,220
Willis Lease Finance Corp 189 37
$ 8,777
Water - 0 .04%
American States Water Co 1,121 84
California Water Service Group 2,976 135
Consolidated Water Co Ltd 778 20
Middlesex Water Co 1,035 52
SJW Group 2,272 114
York Water Co/The 845 26
$ 431
TOTAL COMMON STOCKS $ 1,094,029
Total Investments $ 1,174,195
Other Assets and Liabilities -  (0.78)% (9,051)
TOTAL NET ASSETS - 100.00% $ 1,165,144
(a) 1-day yield shown is as of period end.
(b) Security or a portion of the security was received as collateral for securities lending. At the end of the period, the value of these securities totaled $4,354 or
0.37% of net assets.
(c) Affiliated Security. Security is either an affiliate (and registered under the
Investment Company Act of 1940, as amended, (the "1940 Act")) or an affiliate as defined by the 1940 Act (controls 5.00% or more of the outstanding voting shares of the security). Please see Affiliated Securities sub-schedule for transactional information.
(d) Non-income producing security
(e) Security or a portion of the security was on loan.  At the end of the period, the value of these securities totaled $4,128 or 0.35% of net assets.
(f) The value of these investments was determined using significant unobservable inputs, in good faith by the Manager, under procedures established and periodically reviewed by the Board of Directors.
Affiliated Securities October 31, 2024 Purchases Sales January 31, 2025
Value Cost Proceeds Value
Principal Government Money Market Fund - Class R-6 4.25% $ 26,059 $ 184,406 $ 159,085 $ 51,380
$ 26,059 $ 184,406 $ 159,085 $ 51,380
Income
(a)
Realized Gain/(Loss)
on Investments
Realized Gain from
Capital Gain Distributions
Change in
Unrealized Gain/
(Loss)
Principal Government Money Market Fund - Class R-6 4.25% $ 388 $ — $ — $ —
$ 388 $ — $ — $ —
Amounts in thousands.
(a) Amount excludes earnings from securities lending collateral.

Schedule of Investments
SmallCap Value Fund II
January 31, 2025 (unaudited)
See accompanying notes.

Futures Contracts
Description and Expiration Date Type Contracts Notional Amount Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; March 2025 Long 13 $ 1,492 $ (20)
Total $ (20)
Amounts in thousands except contracts.

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .09 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .09%
iShares National Muni Bond ETF 528 $ 56
iShares Short-Term National Muni Bond ETF 374 39
JPMorgan Ultra-Short Municipal Income ETF 99 5
SPDR Nuveen Bloomberg High Yield Municipal
Bond ETF
9,994 257
VanEck High Yield Muni ETF 2,363 123
$ 480
TOTAL INVESTMENT COMPANIES $ 480
MUNICIPAL BONDS - 103 .54%
Principal
Amount (000's) Value (000's)
Alabama - 4 .03%
Energy Southeast A Cooperative District
5.25%, 07/01/2054
(a)
$ 3,220 $ 3,470
Lower Alabama Gas District/The
5.00%, 09/01/2034 5,000 5,386
5.00%, 09/01/2046 3,445 3,700
Phenix City Industrial Development Board
4.13%, 05/15/2035 3,000 2,941
Southeast Energy Authority A Cooperative District
5.00%, 01/01/2056
(a)
5,000 5,246
Tuscaloosa County Industrial Development
Authority
5.25%, 05/01/2044
(b)
997 1,012
$ 21,755
Arizona - 1 .62%
Arizona Industrial Development Authority
5.13%, 01/01/2059 575 511
Maricopa County Industrial Development Authority
4.00%, 01/01/2041 6,300 6,253
Navajo Nation
5.50%, 12/01/2030
(b)
1,990 2,010
$ 8,774
Arkansas - 0 .19%
Arkansas Development Finance Authority
5.45%, 09/01/2052 1,000 1,032
California - 15 .46%
California Community Choice Financing Authority
5.00%, 07/01/2053
(a)
5,000 5,241
California Educational Facilities Authority
5.00%, 05/01/2049 3,000 3,519
California Housing Finance Agency (credit support
from Federal Home Loan Mortgage Corporation
Collateral )
3.75%, 03/25/2035
(c)
6,899 6,815
California Infrastructure & Economic Development
Bank
8.00%, 01/01/2050
(a),(b)
10,000 10,299
California Municipal Finance Authority
4.00%, 07/15/2029 4,050 4,022
California Municipal Finance Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
5.00%, 05/15/2031
(c)
2,240 2,385
California Pollution Control Financing Authority
4.30%, 07/01/2040 2,000 2,000
California Public Finance Authority
6.38%, 06/01/2059
(b)
4,000 3,890
6.50%, 06/01/2054
(b)
4,000 3,986
California State Public Works Board
5.00%, 02/01/2032 2,500 2,829
California Statewide Communities Development
Authority (credit support from Build America
Mutual Assurance Corp )
5.00%, 05/15/2031
(c)
2,000 2,180
Chino Valley Unified School District
5.00%, 08/01/2055
(d)
2,430 2,545
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
California (continued)
City of Los Angeles Department of Airports
5.00%, 05/15/2029 $ 1,250 $ 1,327
5.00%, 05/15/2037
(d)
3,824 4,065
5.00%, 05/15/2044
(d)
5,150 5,219
Los Angeles Department of Water & Power
4.00%, 07/01/2051
(a)
4,000 4,000
4.10%, 07/01/2034
(a)
1,000 1,000
Los Angeles Department of Water & Power (credit
support from LOS ANGELES CALIF WTR & PWR
RE )
4.10%, 07/01/2034
(a),(c)
1,250 1,250
Los Angeles Department of Water & Power Water
System Revenue
4.00%, 07/01/2035
(a)
300 300
Los Angeles Unified School District/CA
5.00%, 07/01/2034 4,500 5,248
Sacramento Area Flood Control Agency (credit
support from Build America Mutual Assurance
Corp )
5.00%, 10/01/2039
(c)
1,340 1,341
San Diego Unified School District/CA
0.00%, 07/01/2032
(e)
5,000 3,884
San Francisco City & County Airport Comm-San
Francisco International Airport
5.00%, 05/01/2040 1,500 1,548
Southern California Public Power Authority
5.00%, 11/01/2028 2,385 2,469
State of California
5.00%, 08/01/2027 2,000 2,112
$ 83,474
Colorado - 0 .57%
Denver Convention Center Hotel Authority
5.00%, 12/01/2040 1,000 1,008
Painted Prairie Public Improvement Authority
5.00%, 12/01/2049 1,000 913
Transport Metropolitan District No 3
5.00%, 12/01/2051 1,500 1,185
$ 3,106
Connecticut - 1 .10%
City of New Haven CT (credit support from
Assured Guaranty Municipal Corp )
5.00%, 08/01/2033
(c)
1,800 2,032
Mohegan Tribal Finance Authority
7.00%, 02/01/2045
(b)
3,900 3,933
$ 5,965
District of Columbia - 0 .87%
District of Columbia
5.00%, 08/01/2039 4,155 4,696
Florida - 7 .83%
City of Lakeland FL Department of Electric Utilities
5.25%, 10/01/2036 5,010 5,699
Collier County Health Facilities Authority
5.00%, 05/01/2043 3,500 3,525
Collier County Industrial Development
Authority (credit support from Assured Guaranty
Municipal Corp )
5.00%, 10/01/2049
(c)
1,500 1,574
County of Miami-Dade FL Aviation Revenue
5.00%, 10/01/2049
(d)
7,000 7,091
County of Palm Beach FL Airport System Revenue
5.00%, 10/01/2044 700 759
Florida Development Finance Corp
3.00%, 06/01/2032 4,000 3,631
5.00%, 05/01/2029
(b)
2,000 2,032
5.50%, 07/01/2053 3,500 3,535
6.13%, 07/01/2032
(a),(b)
4,000 4,087
10.00%, 07/15/2059
(a),(b)
1,000 1,036

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Florida (continued)
Florida Development Finance Corp (credit support
from Assured Guaranty Municipal Corp )
5.25%, 07/01/2047
(c)
$ 4,985 $ 5,202
Orange County Health Facilities Authority
4.00%, 10/01/2049 3,300 3,006
Palm Beach County Health Facilities Authority
7.50%, 05/15/2053 1,000 1,128
$ 42,305
Georgia - 5 .35%
Atlanta Development Authority/The
5.00%, 04/01/2034
(b)
5,650 5,699
5.50%, 04/01/2039
(b)
4,000 4,098
City of Atlanta GA Airport Passenger Facility
Charge
5.00%, 07/01/2032 9,235 10,036
City of Atlanta GA Department of Aviation
5.00%, 07/01/2032 2,180 2,295
George L Smith II Congress Center Authority
5.00%, 01/01/2036
(b)
1,752 1,766
Georgia Ports Authority
5.00%, 07/01/2047 1,000 1,060
5.25%, 07/01/2043 3,585 3,933
$ 28,887
Illinois - 9 .92%
Chicago O'Hare International Airport
5.25%, 01/01/2036 2,000 2,062
Chicago Transit Authority Capital Grant Receipts
Revenue
5.00%, 06/01/2029 3,250 3,498
City of Chicago IL
5.50%, 01/01/2049 1,000 1,019
7.46%, 02/15/2026 408 298
County of Cook IL Sales Tax Revenue
5.25%, 11/15/2035 1,500 1,570
Illinois State Toll Highway Authority
4.00%, 01/01/2046
(d)
600 555
5.00%, 12/01/2031 5,200 5,280
5.00%, 01/01/2040
(d)
2,000 2,014
5.25%, 01/01/2043
(d)
2,340 2,561
Metropolitan Pier & Exposition Authority (credit
support from Build America Mutual Assurance Corp
- Transfer Custodial Receipt )
4.00%, 12/15/2042
(c)
5,000 4,821
Metropolitan Pier & Exposition Authority (credit
support from National Public Finance Guarantee
Corp )
5.50%, 06/15/2029
(c)
2,025 2,110
Metropolitan Water Reclamation District of Greater
Chicago
5.00%, 12/01/2028 4,000 4,139
5.00%, 12/01/2031 1,000 1,032
Sales Tax Securitization Corp
5.00%, 01/01/2036 2,700 2,885
5.00%, 01/01/2040 3,000 3,085
State of Illinois
5.00%, 11/01/2027 2,415 2,527
5.00%, 11/01/2028 4,590 4,797
5.00%, 12/01/2032 1,380 1,437
5.50%, 10/01/2044 6,855 7,484
United City of Yorkville IL
5.75%, 03/01/2028 300 300
Village of Gilberts IL Special Service Area No 24
5.38%, 03/01/2034 127 121
$ 53,595
Indiana - 0 .49%
City of Whiting IN
3.00%, 11/01/2051 1,000 727
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Indiana (continued)
Town of Shoals IN
7.25%, 11/01/2043 $ 1,910 $ 1,914
$ 2,641
Iowa - 0 .10%
Iowa Finance Authority
7.50%, 05/15/2053 500 564
Kentucky - 2 .12%
County of Trimble KY
1.30%, 09/01/2044
(a)
1,000 915
Kentucky Public Energy Authority
5.00%, 01/01/2055
(a)
3,000 3,192
Kentucky Turnpike Authority
5.00%, 07/01/2031 6,550 7,332
$ 11,439
Louisiana - 2 .94%
Louisiana Local Government Environmental
Facilities & Community Development Authority
3.50%, 11/01/2032 7,155 6,880
4.40%, 11/01/2044
(b)
1,600 1,589
5.50%, 11/01/2039
(b)
1,715 1,784
Louisiana Public Facilities Authority
0.00%, 07/01/2039
(e)
417 —
0.00%, 07/01/2039
(e)
659 —
Parish of St James LA
5.85%, 08/01/2041
(a),(b)
1,000 1,006
6.10%, 12/01/2040
(a),(b)
1,000 1,099
Parish of St John the Baptist LA
3.30%, 06/01/2037
(a)
3,500 3,503
$ 15,861
Massachusetts - 2 .99%
Massachusetts Bay Transportation Authority
Assessment Revenue
5.25%, 07/01/2028 2,000 2,170
Massachusetts Development Finance Agency
5.00%, 07/15/2040 10,770 12,812
5.00%, 07/01/2050 1,000 1,160
$ 16,142
Michigan - 2 .89%
City of Detroit MI
5.50%, 04/01/2050 1,000 1,040
Detroit City School District (credit support from
Qualified School Bond Loan Fund )
5.00%, 05/01/2036
(c)
1,000 1,065
5.00%, 05/01/2037
(c)
1,000 1,058
5.00%, 05/01/2038
(c)
2,000 2,098
Kentwood Economic Development Corp
5.00%, 11/15/2041 1,000 1,001
Michigan Finance Authority
4.00%, 02/15/2047 3,400 3,155
Michigan Strategic Fund
4.00%, 10/01/2061
(a)
3,800 3,794
5.00%, 06/30/2048 2,390 2,404
$ 15,615
Minnesota - 0 .93%
State of Minnesota
4.00%, 08/01/2041 5,000 5,030
Missouri - 0 .77%
City of St Louis MO Airport Revenue
5.00%, 07/01/2034 1,285 1,371
5.00%, 07/01/2044 1,100 1,142
City of St Louis MO Airport Revenue (credit
support from National Public Finance Guarantee
Corp )
5.50%, 07/01/2028
(c)
1,500 1,623
$ 4,136

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Montana - 1 .24%
County of Gallatin MT
4.00%, 10/15/2041
(b)
$ 5,000 $ 3,928
Montana Board of Housing (credit support from
Federal Housing Administration, Guaranteed by the
Department of Veterans Affairs and HUD )
4.00%, 06/01/2045
(c)
805 753
Montana Facility Finance Authority
4.13%, 07/01/2038 2,000 1,992
$ 6,673
Nevada - 2 .44%
Las Vegas Convention & Visitors Authority
5.00%, 07/01/2043
(d)
9,000 9,286
Las Vegas Redevelopment Agency
5.00%, 06/15/2040 3,850 3,875
$ 13,161
New Hampshire - 0 .41%
New Hampshire Business Finance Authority
3.75%, 07/01/2045
(a),(b)
1,000 849
4.13%, 01/20/2034 388 387
4.88%, 11/01/2042
(b)
1,000 958
$ 2,194
New Jersey - 4 .81%
Casino Reinvestment Development Authority
Inc (credit support from Assured Guaranty
Municipal Corp )
5.00%, 11/01/2042
(c)
1,000 1,077
New Jersey Economic Development Authority
5.75%, 04/01/2031 1,005 996
New Jersey Turnpike Authority
5.25%, 01/01/2054 1,000 1,090
South Jersey Port Corp
5.00%, 01/01/2042 5,000 5,078
State of New Jersey
4.00%, 06/01/2031 5,000 5,293
5.00%, 06/01/2028 2,100 2,245
Tobacco Settlement Financing Corp
4.00%, 06/01/2037 5,195 5,090
5.25%, 06/01/2046 5,000 5,091
$ 25,960
New Mexico - 0 .09%
City of Farmington NM
2.15%, 04/01/2033 600 497
New York - 10 .31%
Metropolitan Transportation Authority
4.00%, 11/15/2044 735 698
5.00%, 11/15/2025 400 407
5.00%, 11/15/2032 1,000 1,087
5.00%, 11/15/2045 3,025 3,133
New York City Municipal Water Finance Authority
5.00%, 06/15/2035 3,500 4,101
5.25%, 06/15/2047 3,000 3,258
New York City Transitional Finance Authority
5.50%, 05/01/2042 3,050 3,462
New York City Transitional Finance Authority
Future Tax Secured Revenue
5.25%, 11/01/2038 2,835 3,187
New York Counties Tobacco Trust VI
5.00%, 06/01/2036 740 748
New York State Dormitory Authority
4.00%, 09/01/2045 1,500 1,370
5.00%, 10/01/2050
(d)
5,500 6,318
New York State Dormitory Authority (credit
support from Assured Guaranty Municipal Corp )
5.25%, 10/01/2044
(c)
1,000 1,086
5.50%, 10/01/2054
(c)
3,000 3,255
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
New York (continued)
New York Transportation Development Corp
4.00%, 10/31/2041 $ 1,000 $ 910
4.00%, 12/01/2042 1,000 931
5.00%, 01/01/2032 7,200 7,411
5.00%, 01/01/2034 3,200 3,285
5.00%, 10/01/2040 2,000 2,057
5.00%, 07/01/2046 3,500 3,494
5.63%, 04/01/2040 1,000 1,065
Oneida Indian Nation of New York
6.00%, 09/01/2043
(b)
1,900 2,069
Tompkins County Development Corp
0.00%, 07/01/2027
(e)
115 29
Westchester County Local Development
Corp (credit support from Assured Guaranty
Municipal Corp )
5.75%, 11/01/2048
(c)
2,075 2,295
$ 55,656
North Carolina - 0 .29%
Raleigh Durham Airport Authority
5.00%, 05/01/2033 1,500 1,595
Ohio - 3 .93%
Buckeye Tobacco Settlement Financing Authority
4.00%, 06/01/2037 1,125 1,110
4.00%, 06/01/2039 1,850 1,792
5.00%, 06/01/2055 4,650 4,182
County of Cuyahoga OH
5.00%, 12/01/2049 2,655 2,771
County of Hamilton OH
5.00%, 01/01/2036 1,435 1,437
5.00%, 01/01/2046 2,500 2,444
Ohio Air Quality Development Authority
4.25%, 01/15/2038
(b)
1,000 993
4.50%, 01/15/2048
(b)
850 821
Ohio State University/The
5.00%, 12/01/2033 5,000 5,699
$ 21,249
Oregon - 1 .02%
State of Oregon Department of Transportation
5.00%, 11/15/2034 4,750 5,532
Other Territory - 0 .02%
Nuveen AMT-Free Municipal Credit Income Fund
2.70%, 03/01/2029
(a)
100 100
Pennsylvania - 4 .98%
Allegheny County Industrial Development Authority
5.13%, 05/01/2030 1,630 1,703
City of Philadelphia PA
5.00%, 02/01/2037 2,000 2,113
Lancaster Industrial Development Authority
4.00%, 07/01/2051 1,000 869
Pennsylvania Economic Development Financing
Authority
5.50%, 06/30/2043 4,100 4,390
Pennsylvania Turnpike Commission
5.00%, 12/01/2029 2,000 2,179
5.00%, 12/01/2036 1,725 1,789
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue
5.00%, 12/01/2046 4,055 4,315
Philadelphia Authority for Industrial Development
4.00%, 07/01/2049 1,050 996
Philadelphia Gas Works Co (credit support from
Assured Guaranty Municipal Corp )
5.25%, 08/01/2054
(c)
1,000 1,079

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2025 (unaudited)
See accompanying notes.

MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Pennsylvania (continued)
Sports & Exhibition Authority of Pittsburgh &
Allegheny County (credit support from Assured
Guaranty Municipal Corp )
5.00%, 02/01/2028
(c)
$ 1,895 $ 1,995
5.00%, 02/01/2034
(c)
5,000 5,442
$ 26,870
Puerto Rico - 0 .56%
Commonwealth of Puerto Rico
0.00%, 07/01/2033
(e)
428 298
0.00%, 11/01/2043
(a),(e)
1,372 860
4.00%, 07/01/2033 183 182
4.00%, 07/01/2037 257 251
4.00%, 07/01/2041 349 330
4.00%, 07/01/2046 363 326
5.63%, 07/01/2029 361 388
5.75%, 07/01/2031 351 389
$ 3,024
South Carolina - 1 .39%
South Carolina Jobs-Economic Development
Authority
0.00%, 06/01/2031
(b),(e)
1,000 150
0.00%, 06/01/2051
(b),(e)
4,500 675
5.25%, 11/15/2047 1,830 1,836
5.25%, 11/15/2052 1,500 1,499
South Carolina Public Service Authority
5.25%, 12/01/2049 3,135 3,368
$ 7,528
South Dakota - 0 .27%
Oglala Sioux Tribe
5.75%, 10/01/2025
(b)
1,500 1,485
Tennessee - 0 .85%
Metropolitan Government Nashville & Davidson
County Health & Educational Facilities Board
5.00%, 07/01/2040 4,510 4,569
Texas - 5 .49%
Central Texas Regional Mobility Authority
5.00%, 01/01/2048 2,740 2,798
City of Galveston TX Wharves & Terminal Revenue
5.50%, 08/01/2041 1,800 1,931
City of Houston TX Airport System Revenue
6.63%, 07/15/2038 5,770 5,828
Permanent University Fund - University of Texas
System
5.00%, 07/01/2036 2,000 2,337
Port of Beaumont Navigation District
3.63%, 01/01/2035
(b)
4,535 4,156
Tarrant County Cultural Education Facilities
Finance Corp
5.00%, 11/15/2037 2,060 2,075
Texas Municipal Gas Acquisition & Supply Corp V
5.00%, 01/01/2055
(a)
4,190 4,450
Texas Municipal Gas Acquisition and Supply Corp I
6.25%, 12/15/2026 5,855 6,051
$ 29,626
Utah - 1 .92%
Mida Mountain Village Public Infrastructure District
6.00%, 06/15/2054
(b)
2,000 2,074
Utah Infrastructure Agency
5.00%, 10/15/2028 1,000 1,030
5.00%, 10/15/2032 4,385 4,497
5.00%, 10/15/2037 1,500 1,527
5.38%, 10/15/2040 1,200 1,228
$ 10,356
Virginia - 2 .04%
County of Fairfax VA (credit support from State Aid
Withholding )
4.00%, 10/01/2039
(c)
5,000 5,100
MUNICIPAL BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Virginia (continued)
Fairfax County Redevelopment & Housing
Authority
5.00%, 10/01/2039 $ 3,000 $ 3,104
Virginia Small Business Financing Authority
3.00%, 01/01/2041 3,480 2,805
$ 11,009
Washington - 1 .04%
Port of Seattle WA
5.00%, 08/01/2030 5,250 5,609
Wisconsin - 0 .27%
Public Finance Authority
5.00%, 10/01/2043
(b)
1,500 1,486
TOTAL MUNICIPAL BONDS $ 559,196
Total Investments $ 559,676
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.54)%
Notes with interest rates of 2.26% - 2.43% at
January 31, 2025 and contractual maturities of
collateral from 2025-2045.
(f)
$ (24,507) (24,507)
Total Net Investments $ 535,169
Other Assets and Liabilities -  0.91% 4,892
TOTAL NET ASSETS - 100.00% $ 540,061
(a) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $68,970 or 12.77% of net assets.
(c) Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d) Security or portion of underlying security related to Inverse Floaters entered into by the fund.
(e) Non-income producing security
(f) Floating rate securities. The interest rate(s) shown reflect the rates in effect at
January 31, 2025.

Glossary to the Schedule of Investments
January 31, 2025 (unaudited)
See accompanying notes.

Currency Abbreviations
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNH Chinese Renminbi
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound Sterling
HKD Hong Kong Dollar
HUF Hungarian Forint
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
PEN Peruvian Nuevo Sol
PLN Polish Zloty
THB Thai Baht
TRY Turkish Lira
USD/$ United States Dollar
ZAR South African Rand